FORM 5500, SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
THE BOEING COMPANY 401(k) RETIREMENT PLAN
FORM 5500, SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
10X GENOMICS INC CL A CL A			**	$403,297
1166 AVE OF THE 5.6896% DUE 10-13-2037	10/13/2037	5.69%	**	2,889,531
1345 TR 2025-AOA COML MTG PASSTHRU CTF CL A 5.28019% 06-15-2042	6/15/2042	5.35%	**	2,507,778
1CMO BENCHMARK MORTGAGE TRUST SER 20-B21 CL A5 2.014% DUE 12-15-2053 BEO	12/17/2053	1.98%	**	9,961,954
1ST INDL RLTY TR INC COM			**	1,826,455
1ST INVS AUTO 4.31% DUE 12-15-2028	12/15/2028	4.31%	**	2,292,159
1ST PACIFIC CO USD0.01			**	59,726
1ST SOURCE CORP COM			**	43,493
361 DEGREES INTERN HKD0.10			**	64,621
3650R 2021-PF1 COML MTG TR COML MTG PASSTHRU CTF CL 2.372% 11-15-2054	11/15/2054	2.37%	**	4,969,282
37 INTERACTIVE ENTERTAINMENT NETWORK TECHNOLOGY GROUP CO LTD 'A'CNY1			**	2,666,346
3M CO 4.8% 03-15-2030	3/15/2030	4.80%	**	453,171
3M CO COM			**	5,579,005
3SBIO INC USD0.00001 REG'S'/144A			**	365,022
5N PLUS INC COM			**	523,553
5TH 3RD BK CIN OH 3.85% DUE 03-15-2026	3/15/2026	3.85%	**	1,330,958
8X8 INC NEW COM			**	75,130
99 SPEED MART RETA NPV			**	122,994
A&D HOLON HOLDINGS CO LTD NPV			**	178,390
A.P. MOLLER-MAERSK SER'B'DKK1000			**	5,837,952
A10 NETWORKS INC COM			**	36,371
A2A SPA EUR0.52			**	1,991,175
AAC TECHNOLOGIES HOLDINGS INC			**	350,742
AAON INC COM PAR $0.004 COM PAR $0.004			**	10,208,121
AAYAN LEASING &INV KWD0.1			**	181,207
ABB LTD CHF0.12 (REGD)			**	15,340,053
ABBISKO CAYMAN LTD USD0.00001			**	180,520
ABBOTT LAB COM			**	16,951,486
ABBVIE INC 3.2% 11-21-2029	11/21/2029	3.20%	**	8,439,944
ABBVIE INC 3.2% DUE 05-14-2026	5/14/2026	3.20%	**	562,746
ABBVIE INC 4.05% DUE 11-21-2039 REG	11/21/2039	4.05%	**	1,002,378
ABBVIE INC 4.25% DUE 11-14-2028	11/14/2028	4.25%	**	252,840
ABBVIE INC 4.25% DUE 11-21-2049 REG	11/21/2049	4.25%	**	1,310,135
ABBVIE INC 4.4% DUE 11-06-2042	11/6/2042	4.40%	**	223,016
ABBVIE INC 4.45% DUE 05-14-2046	5/14/2046	4.45%	**	174,289
ABBVIE INC 4.8% 03-15-2029	3/15/2029	4.80%	**	1,629,189
ABBVIE INC 5.05% 03-15-2034	3/15/2034	5.05%	**	5,682,212
ABBVIE INC 5.4% 03-15-2054	3/15/2054	5.40%	**	175,610
ABBVIE INC COM USD0.01			**	42,180,853
ABBVIE INC FIXED 2.95% DUE 11-21-2026	11/21/2026	2.95%	**	6,177,981
ABDULLAH AL OTHAIM SAR1			**	11,239
ABERCROMBIE & FITCH CO CL A CL A			**	48,963
ABM INDS INC COM			**	5,457

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
ABN AMRO BANK N.V. DR EACH REP SHS			**	7,006,645
ABN AMRO BK N V 4.197% DUE 07-07-2028	7/7/2028	4.20%	**	3,539,680
ABN AMRO BK N V 6.339% DUE 09-18-2027	9/18/2027	6.34%	**	4,467,799
ABSA GROUP LTD ZAR2			**	1,917,538
ABU DHABI COMM.BK. AED1			**	4,072,796
ABU DHABI ISLAM BK AED1			**	377,472
ABU DHABI NATL CO AED0.08			**	821,179
ABU DHABI SHIP AED1			**	130,337
ACADEMEDIA AB NPV			**	902,178
ACADIA HEALTHCARE CO INC COM			**	522,008
ACADIAN ASSET MANAGEMENT INC COM USD0.001			**	682,346
ACCEL ENTMT INC COM CL A-1 COM CL A-1			**	99,655
ACCELLERON INDUSTR CHF0.01			**	1,948,080
ACCENTURE CAP INC 4.25% 10-04-2031	10/4/2031	4.25%	**	476,090
ACCENTURE CAP INC 4.5% 10-04-2034	10/4/2034	4.50%	**	380,359
ACCENTURE PLC CLS A			**	28,045,399
ACCOR SA EUR3			**	604,207
ACERINOX SA EUR0.25			**	70,774
ACI WORLDWIDE INC COM STK			**	3,467,898
ACKERMANS NPV			**	725,867
ACOMO			**	540,643
ACTER GROUP CORPOR TWD5			**	621,410
ACTION CONSTR CMSTK			**	56,148
ACUITY INC			**	2,428,830
ADANI PORT AND SPECIAL ECONOMIC ZON LIMITED			**	80,931
ADAPTIVE BIOTECHNOLOGIES CORP COM USD0.0001			**	189,537
ADATA TECHNOLOGY TWD10			**	435,878
ADDTECH AB SER'B'NPV			**	48,832
ADDUS HOMECARE CORP COM STK			**	480,463
ADIDAS AG			**	5,264,905
ADIENT PLC ADIENT PLC LTD COM			**	5,387
ADITYA BIRLA INR5.00			**	151,796
ADMA BIOLOGICS INC COM			**	6,728,918
ADNOC MURBAN RSC LTD GLOBAL MEDIUM 5.125% 09-11-2054	9/11/2054	5.12%	**	375,868
ADOBE INC COM			**	7,020,799
ADR ARCELORMITTAL N Y REGISTRY SHS NEW 2017 N Y REGISTRY SHS NEW 2017			**	1,835,970
ADR ARGENX SE SPONSORED ADS			**	1,008,299
ADR ASML HLDG NV NY REG 2012 (POST REV SPLIT)			**	9,545,291
ADR ASTRAZENECA PLC SPONSORED ADR UNITEDKINGDOM			**	5,020,481
ADR AUTOHOME INC SPONSORED ADR REPST CL A			**	1,989,020
ADR BANCO BRADESCO S A SPONSORED ADR REPSTG PFD SHS NEW 2004			**	2,155,889
ADR BARCLAYS PLC ADR			**	12,675,093
ADR BHP GROUP LTD SPONSORED ADR			**	741,162
ADR BP P L C SPONSORED ADR			**	8,892,512
ADR CEMEX SAB DE CV			**	1,515,106
ADR COCA-COLA FEMSA S.A.B DE C.V.			**	157,882
ADR COMPANIA DE MINAS BUENAVENTURA S A SPONSORED ADR REPSTG SER B SHS			**	1,503
ADR DINGDONG CAYMAN LTD SPN ADR			**	18,976

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
ADR DRDGOLD LTD SPONSORED ADR REPSTG 10 SHS			**	65,307
ADR EMBRAER S A SPONSORED ADR REPSTG 4 COM SHS			**	1,696,858
ADR FOMENTO ECONOMICO MEXICANO SAB DE CV			**	1,563,452
ADR FUTU HLDGS LTD SPONSORED ADS			**	2,431,129
ADR GAOTU TECHEDU INC			**	1,213
ADR GOLD FIELDS LTD NEW SPONSORED ADR			**	2,280,624
ADR GRAVITY CO LTD SPONSORED ADR NEW			**	109,432
ADR GRUPO CIBEST SA SPON ADS EACH REP 4 PRF SHS			**	15,966
ADR GSK PLC			**	21,696,375
ADR HARMONY GOLD MNG LTD SPONSORED ADR			**	1,305,102
ADR HDFC BK LTD ADR REPSTG 3 SHS			**	119,193
ADR HELLO GROUP INC ADR			**	43,125
ADR HONDA MTR LTD ADR REPRESENTING 3 ORDSHS			**	451,575
ADR HSBC HLDGS PLC SPONSORED ADR NEW			**	817,381
ADR HUYA INC ADS REPSTG CL A SHS			**	27,752
ADR ICICI BK LTD			**	1,372,648
ADR INTERCONTINENTAL HOTELS GROUP PLC NEW SPON ADS EACH REPR 1 ORD SHS			**	11,830
ADR JINKOSOLAR HLDG CO LTD			**	198,685
ADR JOYY INC ADS REPSTG COM CL A			**	709,252
ADR KANZHUN LTD SPONSORED ADS			**	4,206,004
ADR KB FINL GROUP INC SPONSORED ADR REPSTG 1 COM SH ADR			**	6,367
ADR KOREA ELEC PWR CORP SPONSORED ADR ISIN #US5006311063			**	87,219
ADR NICE LTD SPONSORED ADR			**	1,434,365
ADR NOAH HLDGS LTD SPONSORED ADS			**	132,528
ADR NOKIA CORP SPONSORED ADR			**	2,714,864
ADR NOVABRIDGE BIOSCIENCES			**	13,007
ADR NOVARTIS AG			**	1,213,394
ADR POSCO HOLDINGS INC ADR EACH REP 1/4 ORD KRW5000 (BNY)			**	7,875
ADR PRUDENTIAL PLC ADR ISIN #US74435K2042			**	322,621
ADR PT BK RAKYAT ADR TO PUR SHS B			**	68,738
ADR QFIN HOLDINGS INC			**	10,406
ADR RECKITT BENCKISER GROUP PLC SPONSORED ADR			**	8,079,133
ADR RELX PLC SPONSORED ADR			**	889
ADR RLX TECHNOLOGY INC SPONSORED ADS			**	73,884
ADR RYANAIR HLDGS PLC SPONSORED ADR NEW			**	15,777,558
ADR SASOL LTD SPONSORED ADR			**	1,204
ADR SEA LTD ADR			**	727,277
ADR SHINHAN FINL GROUP CO LTD SPONSORED ADR			**	19,092
ADR SIBANYE STILLWATER LTD SPONSORED ADR			**	2,454,392
ADR SILICON MOTION TECHNOLOGY CORP SPONSORED ADR REPSTG SHS			**	2,443,943
ADR SOCIEDAD QUIMICA Y MINERA DE CHILE SA SPONSORED ADR REPSTG SER B SHS			**	1,284,152
ADR STRUCTURE THERAPEUTICS INC SPONSOREDADR			**	514,253
ADR TAIWAN SEMICONDUCTOR MANUFACTURING ADS REP 5 TWD10			**	34,372,998
ADR TAL ED GROUP ADS REPSTG COM SHS ADR			**	6,415
ADR TURKCELL ILETISIM HIZMET ADS EACH REPR 2.5 TRADABLE SHS TRY1			**	43,519
ADR UNILEVER PLC SPONSORED ADS EACH 1 ORD REV SPT			**	6,904,736
ADR UP FINTECH HLDG LTD SPONSORED ADR REPSTG CL A ORD SHS			**	103,678
ADR VALE S A ADR			**	2,219,765

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
ADR VIPSHOP HLDGS LTD SPONSORED ADR			**	4,459,596
ADR VODAFONE GROUP PLC NEW SPONSORED ADRNO PAR			**	256,697
ADR WOORI FINL GROUP INC			**	13,522
ADR WPP PLC ADR DR EACH REPR 5 SHS			**	6,401,100
ADR XUNLEI LTD SPONSORED ADS			**	40,853
ADR YIREN DIGITAL LTD			**	35,442
ADR YOUDAO INC SPONSORED ADS REPSTG SHS CL A			**	7,510
ADR ZEPP HEALTH CORPORATION SPON ADS EACH REP 16 ORD CL A (P/S)			**	38,686
ADT INC DEL COM			**	18,004
ADTALEM GLOBAL ED INC COM			**	235,912
ADVANCE RES INV REIT			**	165,118
ADVANCED DRAIN SYS INC DEL COM			**	1,099,694
ADVANCED ENERGY INDS INC COM			**	6,909
ADVANCED ENERGY SO TWD10			**	84,658
ADVANCED MICRO DEVICES 4.212% 09-24-2026	9/24/2026	4.21%	**	1,240,911
ADVANCED MICRO DEVICES INC 4.319% 03-24-2028	3/24/2028	4.32%	**	676,265
ADVANCED MICRO DEVICES INC 4.393% DUE 06-01-2052	6/1/2052	4.39%	**	246,298
ADVANCED MICRO DEVICES INC COM			**	48,700,412
ADVANSIX INC COM			**	290,778
ADVANTEST CORP NPV			**	3,870,755
ADVENTIST HLTH 2.952% DUE 03-01-2029	3/1/2029	2.95%	**	5,150,112
ADYEN NV EUR0.01			**	4,340,768
AECI ZAR1			**	19,961
AECON GROUP INC. COM NPV			**	91,279
AEGIS LOGISTICS INR1			**	20,934
AEP TEX INC 3.45% DUE 01-15-2050	1/15/2050	3.45%	**	226,383
AEP TEX INC 4.15% DUE 05-01-2049	5/1/2049	4.15%	**	192,690
AEP TEX INC 5.25% DUE 05-15-2052	5/15/2052	5.25%	**	156,657
AEP TEX INC 5.45% 05-15-2029	5/15/2029	5.45%	**	808,129
AEP TEXAS CENT CO FIXED 3.95% DUE 06-01-2028	6/1/2028	3.95%	**	3,196,774
AEP TRANSM CO LLC 3.1% DUE 12-01-2026	12/1/2026	3.10%	**	754,352
AERCAP HOLDINGS N.V. EUR0.01			**	6,575,151
AERCAP IRELAND CAP / GLOBA 3.3% DUE 01-30-2032 BEO	1/30/2032	3.30%	**	1,414,699
AERCAP IRELAND CAP / GLOBA 3.0% DUE 10-29-2028	10/29/2028	3.00%	**	5,096,451
AERCAP IRELAND CAP DESIGNATED 5.0% 11-15-2035	11/15/2035	5.00%	**	227,795
AERCAP IRELAND CAP DESIGNATED GTD SR NT 4.375% 11-15-2030	11/15/2030	4.38%	**	488,912
AERCAP IRELAND CAP/GLOBA 2.45% DUE 10-29-2026 BEO	10/29/2026	2.45%	**	7,607,693
AERCAP IRELAND CAP/GLOBA 5.1% 01-19-2029	1/19/2029	5.10%	**	429,612
AEROPORTO GUGLIELM NVP			**	27,029
AERSALE CORP COM			**	2,112
AES CORP 5.45% 06-01-2028	6/1/2028	5.45%	**	613,785
AES CORP COM			**	875
AES CORP SR NT 1.375% 01-15-2026	1/15/2026	1.38%	**	1,227,579
AETNA INC NEW 4.5% DUE 05-15-2042	5/15/2042	4.50%	**	171,912
AETNA INC NEW 6.75% DUE 12-15-2037	12/15/2037	6.75%	**	99,307
AFFIRM HLDGS INC CL A CL A			**	1,278,707
AFLAC INC 1.125% DUE 03-15-2026	3/15/2026	1.12%	**	687,342
AFLAC INC COM			**	388,040

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
AGCO CORP DEL 5.45% 03-21-2027	3/21/2027	5.45%	**	1,064,250
AGESA HAYAT VE EMEKLILIK AS			**	355,766
AGILENT TECHNOLOGIES INC COM			**	22,477,403
AGILITY PUBLIC WAR KWD0.100			**	164,142
AGILON HEALTH INC COM			**	82,437
AGIOS PHARMACEUTICALS INC COM			**	575,621
AGL CAP CORP 5.875% DUE 03-15-2041	3/15/2041	5.88%	**	25,868
AGNICO EAGLE MINES LTD COM NPV			**	1,952,756
AGNICO-EAGLE MINES LTD COM NPV			**	256,160
AGORA INC ADS SPON ADS EACH REP 4 ORD SHS			**	29,219
AI HOLDINGS CORPOR NPV			**	108,252
AIA ENGINEERING INR2			**	20,249
AIA GROUP LTD NPV			**	12,131,537
AIB GROUP PLC ORD EUR0.625			**	11,336,695
AICA KOGYO CO NPV			**	67,332
AICHI CORPORATION NPV			**	19,215
AIG GLOBAL FDG SR FLTG RT 4.990643% DUE 09-25-2026	9/25/2026	5.02%	**	1,917,495
AIMS APAC REIT MANAGEMENT LTD			**	1,241,641
AIN HOLDINGS INC			**	68,238
AIPHONE CO LTD NPV			**	39,483
AIR ARABIA AED1			**	320,267
AIR FRANCE-KLM EUR1 (POST CONSOLIDATION)			**	155,696
AIR LEASE CORP CL A CL A			**	30,060
AIR LIQUIDE(L') EUR5.50			**	19,954,806
AIR PRODS & CHEMS FIXED 2.7% DUE 05-15-2040	5/15/2040	2.70%	**	127,876
AIR PRODUCTS & CHEMICALS INC 4.3% 06-11-2028	6/11/2028	4.30%	**	1,227,697
AIRBNB INC CL A COM USD0.0001 CL A			**	641,820
AIRBUS SE EUR1			**	2,816,636
AIRPORTS OF THAILA THB1.00(NVDR)			**	1,541,130
AIRTEL AFRICA PLC ORD USD0.5			**	1,428,235
AIRTRIP CORP NPV			**	18,885
AISAN INDUSTRY CO NPV			**	430,617
AISIN CORPORATION NPV			**	492,816
AJANTA PHARMACEUTICAL INR2			**	23,136
AKATSUKI INC NPV			**	546,490
AKEBIA THERAPEUTICS INC COM			**	123,402
AKER SOLUTIONS ASA			**	179,413
AKIS GAYRIMENKUL Y TRY1 (B SHARES)			**	20,283
AKITA BANK NPV			**	46,222
AL BABTAIN POWER SAR10			**	866,773
AL NAHDI MED CO SAR10			**	20,946
AL RAJHI BANK SAR10			**	138,498
ALA TR 2025-OANA COML MTG PASS THRU CTF CL A 5.42363% 06-15-2040	6/15/2040	5.49%	**	2,573,610
ALABAMA PWR CO 3.45% DUE 10-01-2049	10/1/2049	3.45%	**	249,904
ALABAMA PWR CO 3.75% DUE 09-01-2027	9/1/2027	3.75%	**	1,647,326
ALBA PLC FLT 15/12/2038	12/15/2038	2.17%	**	190,790
ALBANY INTL CORP NEW CL A			**	2,336,205
ALBARAKA TURK NPV			**	57,698

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
ALBEMARLE CORP 4.65% 06-01-2027	6/1/2027	4.65%	**	1,053,721
ALBEMARLE CORP COM			**	725,021
ALBERTA PROV CDA BD 3.3% DUE 03-15-2028 REG	3/15/2028	3.30%	**	495,864
ALBERTA PROV CDA USD BD 1.3% DUE 07-22-2030 REG	7/22/2030	1.30%	**	818,089
ALCONIX CORPORATIO NPV			**	17,664
ALDAR PROPERTIES AED1			**	1,669,988
ALDEYRA THERAPEUTICS INC FORMERLY ALDEXATHERAPEUTICS INC 03/17/2014 COM			**	223,538
ALECTOR INC COM			**	53,003
ALEXANDER & BALDWIN INC			**	102,705
ALEXANDERS INC COM REIT FUND			**	332,794
ALEXANDRIA REAL 4% DUE 02-01-2050	2/1/2050	4.00%	**	224,631
ALEXANDRIA REAL ESTATE E 2.0% DUE 05-18-2032	5/18/2032	2.00%	**	1,549,740
ALEXANDRIA REAL ESTATE EQUITIES 2.95% 03-15-2034	3/15/2034	2.95%	**	364,466
ALEXANDRIA REAL ESTATE EQUITIES INC COM			**	124,210
ALFA FINANCIAL SOF ORD GBP0.001			**	134,277
ALGONQUIN POWER & UTILITIES CORP STEP UP06-15-2026	6/15/2026	5.36%	**	2,300,839
ALGONQUIN PWR&UTIL COM NPV			**	123,760
ALIBABA GROUP HOLDING LTD			**	10,153,101
ALIGHT INC CL A			**	10,865
ALIGN TECHNOLOGY INC COM			**	458,144
ALIGNMENT HEALTHCARE INC COM			**	743,489
ALIMENTATION 3.55% DUE 07-26-2027	7/26/2027	3.55%	**	4,617,808
ALIMENTATION COUCHE-TARD INC SR NT 144A 4.148% 09-29-2028	9/29/2028	4.15%	**	3,650,191
ALIOR BANK SA PLN10.00			**	1,594,846
ALK-ABELLO A/S SER'B'DKK0.50			**	629,049
ALKANE RESOURCES LTD COMSTK			**	4,064
ALKERMES PLC SHS			**	237,690
ALKHALEEJ TAKAFUL QAR1			**	105,694
ALLEGIANT TRAVEL CO COM			**	727,779
ALLEGION PLC COMMON STOCK			**	485,621
ALLEGRO MICROSYSTEMS INC DEL COM			**	536,121
ALLIED GOLD CORP COM NPV (REV SPT)			**	114,718
ALLISON TRANSMISSION HOLDING			**	703,509
ALLOS S.A COM NPV			**	538,433
ALLSTATE CORP COM			**	2,285,903
ALLY AUTO 4.94% DUE 10-15-2029	10/15/2029	4.94%	**	2,490,223
ALLY AUTO RECEIVABLES TR SR 24-1 CL A3 5.17% 12-15-2028	12/15/2028	5.08%	**	525,048
ALLY AUTO RECEIVABLES TRUST SER 23-1 CL A3 5.46% DUE 05-15-2028	5/15/2028	5.46%	**	1,052,063
ALLY FINANCIAL INC 5.737% 05-15-2029	5/15/2029	5.74%	**	1,446,241
ALLY FINL INC 6.848% 01-03-2030	1/3/2030	6.85%	**	849,203
ALLY FINL INC COM			**	7,126,110
ALMAJED FOR OUD CO SAR10			**	20,317
ALMASANE ALKOBRA SAR10			**	1,314,275
ALMIRALL SA EUR0.12			**	457,224
ALMONTY INDUSTRIES INC COM NPV (POST REV SPLIT)			**	3,007,276
ALNYLAM PHARMACEUTICALS INC COM			**	866,082
ALPARGATAS SA PRF NPV			**	97,616
ALPHA & OMEGA SEMICONDUCTOR LTD COM STK			**	186,749

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
ALPHA BANK S.A. EUR0.29			**	1,556,063
ALPHA METALLURGICAL RES INC COM			**	123,726
ALPHA SYSTEMS INC NPV			**	54,126
ALPHABET INC 1.1% DUE 08-15-2030	8/15/2030	1.10%	**	342,295
ALPHABET INC 1.9% DUE 08-15-2040	8/15/2040	1.90%	**	112,733
ALPHABET INC 3.875% 11-15-2028	11/15/2028	3.88%	**	2,030,901
ALPHABET INC 4.1% 11-15-2030	11/15/2030	4.10%	**	1,616,756
ALPHABET INC 4.375% 11-06-2064	11/6/2064	4.38%	**	224,463
ALPHABET INC 4.375% DUE 11-15-2032	11/15/2032	4.38%	**	271,319
ALPHABET INC 4.7% 11-15-2035	11/15/2035	4.70%	**	1,192,633
ALPHABET INC 5.25% 15 MAY 2055	5/15/2055	5.25%	**	201,989
ALPHABET INC 5.3% 05-15-2065	5/15/2065	5.30%	**	268,921
ALPHABET INC 5.45% 11-15-2055	11/15/2055	5.45%	**	231,270
ALPHABET INC CAP STK USD0.001 CL C			**	77,230,887
ALPHABET INC CAPITAL STOCK USD0.001 CL A			**	224,065,006
ALPHAMAB ONCOLOGY USD0.000002			**	1,259
ALS LIMITED NPV			**	1,453,526
ALSTOM EUR7.0			**	307,877
ALTRIA GROUP INC 3.875% DUE 09-16-2046	9/16/2046	3.88%	**	135,755
ALTRIA GROUP INC 4.5% 08-06-2030	8/6/2030	4.50%	**	2,583,130
ALTRIA GROUP INC 4.8% DUE 02-14-2029	2/14/2029	4.80%	**	4,046,015
ALTRIA GROUP INC 4.875% 02-04-2028	2/4/2028	4.88%	**	930,305
ALTRIA GROUP INC 6.2% 11-01-2028	11/1/2028	6.20%	**	684,631
ALTRIA GROUP INC BNDS 2.625% 09-16-2026	9/16/2026	2.62%	**	2,195,477
ALTRIA GROUP INC COM			**	3,057,767
ALTRIA GROUP INC FIXED 3.4% DUE 05-06-2030	5/6/2030	3.40%	**	727,578
ALTRIA GROUP INC FIXED 4.4% DUE 02-14-2026	2/14/2026	4.40%	**	5,207,837
ALUMINUM CORP CHN. 'H'CNY1			**	347,111
AMADA CO LTD			**	1,697,869
AMADEUS IT GROUP EUR0.01			**	10,414,854
AMATA CORP THB1(NVDR)			**	160,968
AMAZON COM INC 2.5% DUE 06-03-2050	6/3/2050	2.50%	**	114,289
AMAZON COM INC 3.9% 11-20-2028	11/20/2028	3.90%	**	3,015,534
AMAZON COM INC 4.1% 11-20-2030	11/20/2030	4.10%	**	2,504,990
AMAZON COM INC 5.55% 11-20-2065	11/20/2065	5.55%	**	146,038
AMAZON COM INC COM			**	248,816,805
AMAZON COM INC FIXED 3.875% DUE 08-22-2037	8/22/2037	3.88%	**	505,550
AMAZON COM INC NT 3.1% 05-12-2051	5/12/2051	3.10%	**	444,819
AMBARELLA INC SHS			**	1,100,924
AMBEA AB NPV			**	2,011,657
AMBEV SA COM NPV ABEV3			**	1,721,703
AMCOR FLEXIBLES NORTH AMER INC 4.8% 03-17-2028	3/17/2028	4.80%	**	1,182,506
AMCOR FLEXIBLES NORTH AMER INC 5.1% 03-17-2030	3/17/2030	5.10%	**	581,484
AMDOCS ORD GBP0.01			**	11,409,958
AMER ELEC PWR CO INC COM			**	5,997,734
AMER MED SYS EUR B 3% GTD SNR 08/03/2031EUR	3/8/2031	3.00%	**	2,799,061
AMER SPORTS INC COM EUR0.030058			**	1,108,735
AMERANT BANCORP INC CL A CL A			**	1,058,047

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
AMEREN CORP 1.95% 03-15-2027	3/15/2027	1.95%	**	4,910,334
AMEREN CORP 5.7% 12-01-2026	12/1/2026	5.70%	**	6,522,754
AMEREN CORP COM			**	422,707
AMEREN ILL CO 3.7% 12-01-2047	12/1/2047	3.70%	**	191,403
AMEREN ILL CO 3.8% DUE 05-15-2028	5/15/2028	3.80%	**	5,197,577
AMEREN ILL CO 5.55% DUE 07-01-2054	7/1/2054	5.55%	**	1,479,844
AMERESCO INC			**	187,280
AMERICAN AIRLINES INC COM USD1			**	74,335
AMERICAN AIRLS INC 3.0% 10-15-2028	10/15/2028	3.00%	**	32,720
AMERICAN AIRLS PASS THRU 2016-2 AA 3.2% DUE 12-15-2029	12/15/2029	3.20%	**	628,746
AMERICAN ASSETS TR INC COM			**	229,242
AMERICAN AXLE & MFG HLDGS INC COM			**	113,265
AMERICAN COASTAL INSURANCE CORPORATION			**	114,415
AMERICAN EAGLE OUTFITTERS INC NEW COM			**	33,068
AMERICAN ELEC PWR CO INC 5.2% 01-15-2029	1/15/2029	5.20%	**	1,470,397
AMERICAN EXPRESS CO			**	59,952,987
AMERICAN EXPRESS CO 2.55% DUE 03-04-2027BEO	3/4/2027	2.55%	**	985,694
AMERICAN EXPRESS CO 3.433% 05-20-2032	5/20/2032	3.43%	**	945,507
AMERICAN EXPRESS CO 4.351% 07-20-2029	7/20/2029	4.35%	**	4,544,479
AMERICAN EXPRESS CO 4.42% 08-03-2033	8/3/2033	4.42%	**	4,025,513
AMERICAN EXPRESS CO 4.731% 04-25-2029	4/25/2029	4.73%	**	4,006,720
AMERICAN EXPRESS CO 4.918% 07-20-2033	7/20/2033	4.92%	**	3,769,805
AMERICAN EXPRESS CO 5.098% 02-16-2028	2/16/2028	5.10%	**	8,807,933
AMERICAN EXPRESS CO 5.389% 07-28-2027	7/28/2027	5.39%	**	1,197,200
AMERICAN EXPRESS CO 5.645% 04-23-2027	4/23/2027	5.64%	**	1,125,395
AMERICAN EXPRESS CR ACCOUNT MASTER TR SER 23-3 CL A 5.23% 09-15-2028	9/15/2028	5.23%	**	6,337,928
AMERICAN HEALTHCARE REIT INC COM			**	4,653,387
AMERICAN HOMES 4 RENT 5.25% 03-15-2035	3/15/2035	5.25%	**	406,704
AMERICAN HOMES 4 RENT COMMON STOCK			**	493,923
AMERICAN HONDA FIN 4.95% 01-09-2026	1/9/2026	4.95%	**	1,949,350
AMERICAN HONDA FIN CORP MED TERM NTS BOO4.9% DUE 03-12-2027	3/12/2027	4.90%	**	1,016,126
AMERICAN HONDA FINANCE 4.4% 10-05-2026	10/5/2026	4.40%	**	496,739
AMERICAN HONDA FINANCE 4.45% 10-22-2027	10/22/2027	4.45%	**	962,417
AMERICAN HONDA FINANCE VAR RT 12-11-2026	12/11/2026	4.35%	**	5,006,119
AMERICAN INTEGRITY INS GROUP INC COM			**	142,561
AMERICAN INTERNATIONAL GROUP INC COM			**	25,733,440
AMERICAN INTL GROUP INC 4.9% 05-07-2030	5/7/2030	4.85%	**	799,928
AMERICAN MUN PWR OHIO INC REV 6.449% 02-15-2044 BEO TAXABLE	2/15/2044	6.45%	**	5,262,220
AMERICAN STS WTR CO COM			**	14,496
AMERICAN TOWER CORP			**	3,151,833
AMERICAN TOWER CORP 3.65% DUE 03-15-2027	3/15/2027	3.65%	**	1,292,325
AMERICAN TOWER CORP 5.0% 01-31-2030	1/31/2030	5.00%	**	466,393
AMERICAN TOWER CORP 5.2% 02-15-2029	2/15/2029	5.20%	**	2,339,425
AMERICAN TOWER CORP 5.25% 07-15-2028	7/15/2028	5.25%	**	179,981
AMERICAN TOWER CORP NEW 1.875% DUE 10-15-2030	10/15/2030	1.88%	**	669,665
AMERICAN TOWER CORP NEW 2.3% 09-15-2031	9/15/2031	2.30%	**	4,446,750
AMERICAN TOWER CORP NEW 4.7% 12-15-2032	12/15/2032	4.70%	**	1,337,021
AMERICAN TOWER CORP NEW 5.5% 03-15-2028	3/15/2028	5.50%	**	1,535,421

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
AMERICAN TOWER CORP NEW 5.8% 11-15-2028	11/15/2028	5.80%	**	291,339
AMERICAN TOWER CORP NEW 5.9% 11-15-2033	11/15/2033	5.90%	**	2,460,758
AMERICAN VANGUARD CORP COM			**	127,324
AMERICAN WTR CAP CORP 5.7% 09-01-2055	9/1/2055	5.70%	**	191,120
AMERICREDIT 1.41% DUE 08-18-2027	8/18/2027	1.41%	**	2,055,331
AMERICREDIT 5.38% DUE 06-18-2029	6/18/2029	5.38%	**	5,014,558
AMERICREDIT 5.81% DUE 05-18-2028	5/18/2028	5.81%	**	1,010,686
AMERICREDIT AUTOMOBILE RECEIVABLES AUTO RECEIVABLES BACKED NT 5.62% 11-18-2027	11/18/2027	5.62%	**	320,376
AMERICREDIT AUTOMOBILE RECEIVABLES AUTO RECEIVABLES BACKED NT 5.8% 12-18-2028	12/18/2028	5.80%	**	5,769,250
AMERIPRISE FINL INC 4.5% 05-13-2032	5/13/2032	4.50%	**	1,818,044
AMERIPRISE FINL INC COM			**	9,757,276
AMERIS BANCORP COM			**	1,293,561
AMERISAFE INC COM			**	18,590
AMERN AIRLINES INC 3.7% DUE 10-01-2026	10/1/2026	3.70%	**	1,443,430
AMERN CR ACCEP 5.59% DUE 04-12-2029	4/12/2029	5.59%	**	2,547
AMERN EXPRESS CO FLTG RT 5.016% DUE 04-25-2031	4/25/2031	5.02%	**	618,837
AMERN EXPRESS CO FLTG RT 5.442% DUE 01-30-2036	1/30/2036	5.44%	**	541,089
AMERN EXPRESS CO FLTG RT 5.667% DUE 04-25-2036	4/25/2036	5.67%	**	635,143
AMERN EXPRESS CR 5.24% DUE 04-15-2031	4/15/2031	5.24%	**	6,255,988
AMERN HONDA FIN 1.3% DUE 09-09-2026	9/9/2026	1.30%	**	228,848
AMERN HONDA FIN 4.25% DUE 09-01-2028	9/1/2028	4.25%	**	6,415,869
AMERN HONDA FIN CORP MED TERM NTS TRANCHE # TR 149 VAR DTD 4.52 07-09-2027	7/9/2027	4.87%	**	1,122,584
AMERN TOWER CORP 2.9% DUE 01-15-2030	1/15/2030	2.90%	**	1,467,990
AMERN TOWER CORP 3.125% DUE 01-15-2027	1/15/2027	3.12%	**	3,070,807
AMERN TOWER CORP 3.55% DUE 07-15-2027	7/15/2027	3.55%	**	3,513,341
AMERN TOWER CORP 3.8% DUE 08-15-2029	8/15/2029	3.80%	**	1,176,397
AMERN TOWER CORP 4.9% DUE 03-15-2030	3/15/2030	4.90%	**	2,509,303
AMERN TOWER CORP FIXED 1.45% DUE 09-15-2026	9/15/2026	1.45%	**	2,439,771
AMERN WOODMARK CORP COM			**	385,924
AMETEK INC NEW COM			**	5,144,863
AMG CRITICAL MATER EUR0.02			**	1,801,003
AMGEN INC 1.65% DUE 08-15-2028 BEO	8/15/2028	1.65%	**	423,322
AMGEN INC 2.6% DUE 08-19-2026	8/19/2026	2.60%	**	2,178,075
AMGEN INC 4.05% DUE 08-18-2029	8/18/2029	4.05%	**	3,471,171
AMGEN INC 5.25% 03-02-2030	3/2/2030	5.25%	**	2,824,002
AMGEN INC 5.25% DUE 03-01-2033	3/2/2033	5.25%	**	10,365,630
AMGEN INC 5.6% DUE 03-01-2043	3/2/2043	5.60%	**	1,190,778
AMGEN INC 5.65% 03-02-2053	3/2/2053	5.65%	**	472,035
AMGEN INC 5.75% DUE 03-02-2063	3/2/2063	5.75%	**	529,094
AMGEN INC COM			**	3,973,543
AMGEN INC FIXED 5.15% 03-02-2028	3/2/2028	5.15%	**	8,035,318
AMKOR TECHNOLOGY INC COM			**	88,554
AMMB HOLDINGS BHD MYR1			**	86,175
AMP LIMITED NPV			**	307,684
AMPHENOL CORP 3.9% 11-15-2028	11/15/2028	3.90%	**	4,047,080
AMPHENOL CORP 5.3% 11-15-2055	11/15/2055	5.30%	**	844,151
AMPHENOL CORP NEW 4.375% DUE 06-12-2028	6/12/2028	4.38%	**	1,637,424
AMPHENOL CORP NEW CL A			**	28,130,607

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
AMPOL LTD NPV			**	892,157
AMPRIUS TECHNOLOGIES INC COM			**	1,029,306
AMRIZE FIN US LLC 4.95% 04-07-2030	4/7/2030	4.95%	**	1,038,630
AMTRAN TECHNOLOGY TWD10			**	69,205
AMUNDI EUR2.5			**	990,268
AMYLYX PHARMACEUTICALS INC COM			**	3,805
ANA HOLDINGS INC NPV			**	319,291
ANADOLU SIGORTA TRY1 (B SHARES)			**	36,923
ANALOG DEVICES INC 4.25% 06-15-2028	6/15/2028	4.25%	**	2,454,726
ANALOG DEVICES INC 5.3% 04-01-2054	4/1/2054	5.30%	**	386,260
ANALOG DEVICES INC COM			**	26,788,865
ANAND RATHI WEALTH INR5			**	74,555
ANAPASS INC KRW500			**	24,678
ANAPTYSBIO INC COM			**	207,446
ANDERSONS INC COM			**	1,006,987
ANDREW W MELLON .947% DUE 08-01-2027	8/1/2027	0.95%	**	9,458,805
ANE (CAYMAN) INC. USD0.00002			**	44,799
ANEKA TAMBANG TBK IDR100			**	715,650
ANEST IWATA CORP NPV			**	19,807
ANGI INC COM USD0.001 WI			**	392,154
ANGLO AMERICAN ORD USD0.623855311355311			**	1,645,852
ANGLOGOLD ASHANTI PLC ORD USD1			**	5,393,022
ANHEUSER-BUSCH COS LLC CORP 4.7% 02-01-2036	2/1/2036	4.70%	**	1,051,464
ANHEUSER-BUSCH COS LLC CORP 4.9% 02-01-2046	2/1/2046	4.90%	**	260,160
ANHEUSER-BUSCH INBEV WOR 8.2 DUE 01-15-2039	1/15/2039	8.20%	**	284,313
ANHUI CONCH CEMENT 'H'CNY1			**	842,521
ANHUI HUILONG AGRICULTURAL MEANS OF 'A'CNY			**	465,724
ANI PHARMACEUTICALS INC COM			**	4,150,665
ANNALY CAPITAL MANAGEMENT INC COM NEW COM USD0.01(POST REV SPLT)			**	777,144
ANNEXON INC COM			**	186,543
ANRITSU CORP NPV			**	306,436
ANTARES HLDGS LP 2.75% 01-15-2027	1/15/2027	2.75%	**	6,156,370
ANTERO MIDSTREAM CORPORATION COM USD1.00			**	425,412
ANTERO RES CORP COM			**	3,522,605
ANTHEM INC FIXED 2.25% DUE 05-15-2030	5/15/2030	2.25%	**	170,055
ANTHEM INC NT 1.5% 03-15-2026	3/15/2026	1.50%	**	5,615,679
AON NORTH AMER INC 5.125% 03-01-2027	3/1/2027	5.12%	**	549,734
AON NORTH AMER INC 5.45% 03-01-2034	3/1/2034	5.45%	**	832,984
AON NORTH AMER INC FIXED 5.15% 03-01-2029	3/1/2029	5.15%	**	2,458,836
AON PLC			**	20,406,345
AOYAMA TRADING CO NPV			**	24,269
AP MEMORY TECHNOLO TWD5			**	570,328
APA CORP COM			**	24,751,074
APEX MINING CO PHP1			**	21,504
APG SGA SA CHF2.60			**	10,603
API GROUP CORPORATION COM USD0.0001			**	8,057,518
APOGEE ENTERPRISES INC COM			**	3,522,704
APOGEE THERAPEUTICS INC COM			**	341,396

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
APOLLO HOSPITALS ENTERPRISE COMSTK			**	1,075,657
APOLLO TYRES COMMON STK			**	502,473
APPFOLIO INC COM CL A COM CL A			**	5,348,624
APPIAN CORP CL A CL A			**	1,076,733
APPLE INC 1.65% DUE 05-11-2030	5/11/2030	1.65%	**	6,409,208
APPLE INC 2.65% 02-08-2051	2/8/2051	2.65%	**	211,126
APPLE INC 2.65% DUE 05-11-2050 REG	5/11/2050	2.65%	**	677,827
APPLE INC 3.85% DUE 08-04-2046	8/4/2046	3.85%	**	74,824
APPLE INC COM STK			**	356,951,575
APPLE INC FIXED 2.95% 09-11-2049	9/11/2049	2.95%	**	234,610
APPLE INC FIXED 3.75% 11-13-2047	11/13/2047	3.75%	**	596,572
APPLIED DIGITAL CORPORATION			**	11,482,054
APPLIED INDL TECHNOLOGIES INC COM			**	2,660,394
APPLIED MATERIALS INC COM			**	2,512,848
APPLIED MATLS INC 4.0% 01-15-2031	1/15/2031	4.00%	**	1,165,334
APPLOVIN CORP 5.125% DUE 12-01-2029	12/1/2029	5.12%	**	10,180,838
APPLOVIN CORP COM CL A COM CL A			**	13,162,400
APR CO LTD KRW100			**	1,163,379
APTIV PLC NEW ORD USD0.01			**	7,205,723
AQ GROUP AB NPV			**	1,018,279
ARAB NATIONAL BANK SAR10			**	1,510,800
ARABIAN DRILLING SAR10			**	661,958
ARABIAN INTERNET & SAR10			**	881,604
ARABIAN PIPE CO SAR1			**	286,465
ARAMARK COM			**	4,692,278
ARCADYAN TECHNOLOG TWD10			**	1,007,877
ARCBEST CORP COM USD0.01			**	946,516
ARCELLX INC COM			**	691,446
ARCELORMITTAL NPV			**	1,890,130
ARCH CAP FIN LLC 4.011% DUE 12-15-2026	12/15/2026	4.01%	**	684,970
ARCHER-DANIELS-MIDLAND CO COM			**	123,604
ARCHOSAUR GAMES IN HKD0.00001			**	16,962
ARCTURUS THERAPEUTICS HLDGS INC COM			**	34,389
ARCUS BIOSCIENCES INC COM			**	980,986
ARDAGH METAL PACKAGING SA			**	116,440
ARDENT HEALTH INC			**	152,627
ARDENTEC CORP TWD10			**	43,586
AREIT 2022-CRE7 LLC SR SECD NT CL A 144A5.91736% 06-17-2039	6/17/2039	5.98%	**	1,180,286
ARENA REIT STAPLED UNITS			**	292,302
ARES FIN CO IV LLC SR NT 144A 3.65% 02-01-2052	2/1/2052	3.65%	**	1,048,425
ARES MANAGEMENT CORPORATION 5.6% 10-11-2054	10/11/2054	5.60%	**	4,762,125
ARES MANAGEMENT LP COM SHS REPSTG LTD PARTNER			**	5,208,688
ARES STRATEGIC INC 5.15% DUE 01-15-2031	1/15/2031	5.15%	**	589,380
ARES STRATEGIC INCOME FD NT 144A 5.45% 09-09-2028	9/9/2028	5.45%	**	403,495
ARGAN EUR2			**	420,279
ARGAN INC COM			**	6,986,096
ARGENT SECS INC 2003-W3 ASSET BKD CTF M-1 FLTG 09-25-2033 REG	9/25/2033	4.97%	**	290,797
ARGOSY RESEARCH TWD10			**	273,261
ARISTA NETWORKS INC COM NEW			**	6,154,479

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
ARISTOCRAT LEISURE NPV			**	8,294,753
ARITZIA INC SUB VTG SHS			**	453,733
ARIZONA PUB SVC CO 2.55% DUE 09-15-2026	9/15/2026	2.55%	**	4,270,428
ARIZONA PUB SVC CO 2.6% DUE 08-15-2029	8/15/2029	2.60%	**	3,503,979
ARIZONA PUB SVC CO NT 2.2% 12-15-2031	12/15/2031	2.20%	**	2,838,805
ARKO CORP COM			**	85,747
ARMSTRONG WORLD INDS INC NEW COM STK			**	303,658
AROUNDTOWN SA EUR0.01			**	214,586
ARROWHEAD PHARMACEUTICALS INC COM			**	346,489
ARTERIS INC COM			**	124,946
ARTHUR J GALLAGHER & CO 4.85% 12-15-2029	12/15/2029	4.85%	**	1,539,727
ARTHUR J GALLAGHER & CO 5.15% 02-15-2035	2/15/2035	5.15%	**	405,089
ARTIENCE CO LTD NPV			**	215,075
ARVINAS INC COM			**	282,209
ARZ TR 2024-BILT 5.772% 06-11-2039	6/11/2039	5.77%	**	1,028,437
ASAHI INTECC CO LT NPV			**	133,058
ASAHI KASEI CORP NPV			**	68,234
ASAHI KOGYOSHA CO NPV			**	17,659
ASANA INC CL A			**	747,620
ASANUMA CORP NPV			**	20,212
ASCENTAGE PHARMA G USD0.0001			**	318,192
ASCLETIS PHARMA USD0.0001			**	27,804
ASHOK LEYLAND LTD INR1			**	2,777,545
ASIA PILE HLDG CO NPV			**	139,430
ASIA VITAL COMPONE TWD10			**	336,405
ASIAN DEVELOPMENT BANK 4.875% 09-26-2028	9/26/2028	4.88%	**	5,494,472
ASICS CORP NPV			**	2,457,897
ASK AUTOMOTIVE LIM INR2			**	44,004
ASM INTL NV EUR0.04			**	1,798,762
ASMEDIA TECHNOLOGY SHS			**	192,549
ASML HOLDING NV EUR0.09			**	2,719,414
ASMPT LTD HKD0.10			**	627,879
ASPEED TECHNOLOGY TWD10			**	924,237
ASPEN AEROGELS INC COM			**	76,716
ASROCK INCORPORATI TWD10			**	1,191,833
ASSURED GUARANTY LTD COMMON STK			**	727,767
ASTEC INDS INC COM			**	71,435
ASTELLAS PHARMA NPV			**	2,455,598
ASTER DM HEALTHCAR INR10			**	233,242
ASTERA LABS INC COM			**	591,077
ASTRA AGRO LESTARI IDR500			**	14,507
ASTRA OTOPARTS			**	13,309
ASTRANA HEALTH INC COM USD0.001			**	459,134
ASTRAZENECA FINANCE LLC. 4.8% 02-26-2027	2/26/2027	4.80%	**	565,291
ASTRAZENECA PLC 6.45% DUE 09-15-2037	9/15/2037	6.45%	**	400,010
ASURANSI TUGU INDONESI			**	32,571
ASUSTEK COMPUTER TWD10			**	4,046,276
ASX LTD NPV			**	176,591

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
AT&T INC 1.65% DUE 02-01-2028	2/1/2028	1.65%	**	1,852,527
AT&T INC 1.7% DUE 03-25-2026 BEO	3/25/2026	1.70%	**	680,543
AT&T INC 2.3% DUE 06-01-2027	6/1/2027	2.30%	**	47,886
AT&T INC 2.55% DUE 12-01-2033	12/1/2033	2.55%	**	8,879,080
AT&T INC 3.5% DUE 06-01-2041	6/1/2041	3.50%	**	496,961
AT&T INC 3.5% DUE 09-15-2053 REG	9/15/2053	3.50%	**	6,720,937
AT&T INC 3.55% DUE 09-15-2055	9/15/2055	3.55%	**	1,043,658
AT&T INC 3.65% DUE 06-01-2051	6/1/2051	3.65%	**	176,387
AT&T INC 3.65% DUE 09-15-2059	9/15/2059	3.65%	**	3,518,489
AT&T INC 4.35% DUE 03-01-2029	3/1/2029	4.35%	**	542,064
AT&T INC 4.5% DUE 05-15-2035	5/15/2035	4.50%	**	620,724
AT&T INC COM			**	7,268,383
AT&T INC FIXED 4.3% 02-15-2030	2/15/2030	4.30%	**	513,064
ATALAYA MINING COPPER SA			**	186,970
ATCO LTD CLASS I NON-VOTING COM NPV			**	49,357
ATHENE GLOBAL FDG 5.516% DUE 03-25-2027	3/25/2027	5.52%	**	304,670
ATHENE GLOBAL FDG MEDIUM TERM SR TRANCHE# TR 00796 1.73% 10-02-2026	10/2/2026	1.73%	**	343,798
ATI INC COM			**	625,098
ATKORE INC			**	698,723
ATLANTA BRAVES HLDGS INC COM SER C			**	535,731
ATLANTICUS HLDGS CORP COM			**	98,350
ATLAS ENERGY SOLUTIONS INC NEW CL A			**	4,434,936
ATLASSIAN CORP CL A			**	1,750,139
ATMOS ENERGY CORP 1.5% DUE 01-15-2031	1/15/2031	1.50%	**	175,639
ATMOS ENERGY CORP 4.125% DUE 10-15-2044	10/15/2044	4.12%	**	352,780
ATMOS ENERGY CORP COM			**	3,358,802
ATOS SE EUR1(POST CONS)			**	6,835
ATOUR LIFESTYLE HLDGS LTD			**	848,006
ATRAE INC NPV			**	18,572
ATRICURE INC COM STK			**	4,055,573
ATRIUM HOTEL 6.09025% DUE 11-10-2029	11/10/2029	6.09%	**	1,327,841
ATTENDO AB NPV			**	2,114,645
AUCNET INC NPV			**	42,280
AUMOVIO SE NPV			**	1,614,646
AURA MINERALS INC. BDR EACH 3 REPR 1 COM			**	506,319
AURAS TECHNOLOGY TWD10			**	1,253,640
AURINIA PHARMACEUTICALS INC COM			**	1,014,755
AURIZON HOLDINGS NPV			**	88,262
AUROBINDO PHARMA INR1			**	75,234
AUSTAL LIMITED NPV			**	131,869
AUSTRALIAN CLINICA NPV			**	56,282
AUSTRALIAN GOVERNMENT 2.75% 21/06/2035	6/21/2035	2.75%	**	226,817
AUTOBACS SEVEN CO NPV			**	36,821
AUTODESK INC COM			**	2,156,729
AUTOMATIC DATA PROCESSING INC COM			**	1,170,911
AUTOZONE INC 3.125% 04-21-2026	4/21/2026	3.12%	**	500,523
AUTOZONE INC 3.75% DUE 04-18-2029	4/18/2029	3.75%	**	3,267,937
AUTOZONE INC 5.4% 07-15-2034	7/15/2034	5.40%	**	279,805

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
AUTOZONE INC COM			**	2,367,267
AUTOZONE INC SR NT 5.125% 06-15-2030	6/15/2030	5.12%	**	3,303,168
AVALONBAY CMNTYS 2.95% DUE 05-11-2026	5/11/2026	2.95%	**	2,238,773
AVALONBAY CMNTYS REIT			**	199,985
AVANT GROUP CORPORATION NPV			**	99,365
AVANTOR INC COM			**	596,046
AVEANNA HEALTHCARE HLDGS INC COM			**	236,767
AVERY DENNISON CORP COM			**	4,565,188
AVI LTD ZAR0.05			**	85,712
AVIENT CORPORATION			**	4,974,283
AVILEASE CAP LTD 4.75% DUE 11-12-2030	11/12/2030	4.75%	**	297,782
AVIS BUDGET RENT 5.2% DUE 10-20-2027	10/20/2027	5.20%	**	905,833
AVIS BUDGET RENT 5.24% DUE 08-20-2029	8/20/2029	5.24%	**	2,033,579
AVIS BUDGET RENT 5.25% DUE 04-20-2029	4/20/2029	5.25%	**	3,064,891
AVIS BUDGET RENT 5.78% DUE 04-20-2028	4/20/2028	5.78%	**	3,052,200
AVIS BUDGET RENT 5.81% DUE 12-20-2029	12/20/2029	5.81%	**	1,456,187
AVIS BUDGET RENTAL CAR FUNDING 5.46000003815% 02-20-2029	2/20/2029	5.46%	**	2,037,793
AVNET INC COM			**	990,448
AVOLON HLDGS FDG 2.125% DUE 02-21-2026	2/21/2026	2.12%	**	523,266
AVOLON HLDGS FDG 4.25% DUE 04-15-2026	4/15/2026	4.25%	**	499,885
AVOLON HLDGS FDG 4.375% DUE 05-01-2026	5/1/2026	4.38%	**	675,203
AVON TECHNOLOGIES PLC ORD GBP1			**	356,180
AXALTA COATING SYSTEMS LTD COM USD1.00			**	914,761
AXELL CORP NPV			**	16,184
AXIATA GROUP BERHAD MYR1			**	48,748
AXIOMTEK CO TWD10			**	77,911
AXIS CAPITAL HOLDINGS LTD COM USD0.0125			**	725,856
AXOGEN INC COM USD0.01			**	711,059
AXON ENTERPRISE INC COM			**	5,644,656
AXSOME THERAPEUTICS INC. COM			**	2,434,409
AYDEM YENILENEBILI TRY1			**	64,153
AYEN ENERJI AS TRY1			**	13,481
AYGAZ TRY1			**	93,205
AYVENS EUR1.5			**	11,944
AZAD ENGINERIN LTD INR2			**	80,250
B & M EUROPEAN VALUE RETAIL SA ORD GBP0.1			**	24,003
B A T CAP CORP 2.259% DUE 03-25-2028	3/25/2028	2.26%	**	3,724,923
B A T CAP CORP 4.39% 08-15-2037	8/15/2037	4.39%	**	276,942
B A T CAP CORP 4.54% 08-15-2047	8/15/2047	4.54%	**	44,959
B A T CAP CORP FIXED 3.557% DUE 08-15-2027	8/15/2027	3.56%	**	5,172,713
B A T INTL FIN PLC FIXED 1.668% DUE 03-25-2026	3/25/2026	1.67%	**	3,606,663
B2 GOLD CORP COMMON STOCK			**	251,122
B2 IMPACT ASA			**	153,490
B2GOLD CORP COM STK			**	5,890
BABCOCK & WILCOX ENTERPRISES INC COM NEWCOM NEW			**	1,945,049
BABCOCK INTL GROUP ORD GBP0.60			**	288,653
BAE SYS PLC 3.4% DUE 04-15-2030	4/15/2030	3.40%	**	561,062
BAFANG YUNJI INTL CO LTD			**	90,944

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
BAHNHOF AB SER'B'NPV			**	303,756
BAIC MOTOR CORPORATION LIMITED 'H'CNY1			**	31,739
BAIDU INC USD0.000000625 A CLASS			**	5,255,101
BAIN CAP CR CLO FLTG RT 0% DUE 04-23-2035	4/23/2035	4.85%	**	6,294,029
BAKER HUGHES CO			**	28,449,952
BAKER HUGHES LLC/CO-OBL 2.061% 12-15-2026	12/15/2026	2.06%	**	1,103,529
BALCHEM CORP COM			**	3,834
BALFOUR BEATTY GBP0.50			**	244,505
BALMER LAWRIE INVESTMENT LTD. FV INR 1 DEMAT EQUITY			**	48,845
BALT GAS & ELEC CO 3.2% DUE 09-15-2049	9/15/2049	3.20%	**	152,566
BALT GAS & ELEC CO 3.5% DUE 08-15-2046	8/15/2046	3.50%	**	19,314
BALT GAS & ELEC CO FIXED 2.9% DUE 06-15-2050	6/15/2050	2.90%	**	301,934
BAMLL COML MTG FLTG RT 4.84548% DUE 09-15-2038	9/15/2038	4.92%	**	4,821,102
BANC CALIF INC COM			**	10,648
BANCA IFIS EUR1			**	233,453
BANCA MEDIOLANUM BANCA MEDIOLANUM SPA			**	2,279,749
BANCA MONTE DEI PASCHI S .875% 08/10/2027	10/8/2027	0.88%	**	465,347
BANCA SISTEMA SPA EUR0.12			**	243,171
BANCO ABC BRASIL PRF NPV			**	33,303
BANCO ABC BRASIL SA RIGHTS 02/02/2026			**	376
BANCO BILBAO VIZCA EUR0.49			**	21,620,485
BANCO DE CHILE COM NPV			**	33,155
BANCO DEL BAJIO COM MXN2 SER'O'			**	14,165
BANCO LATINOAMERICANO DE COMERCIO EXTERIOR SA			**	193,252
BANCO SANTANDER EUR0.50(REGD)			**	2,523,998
BANCO SANTANDER S A 2.749% DUE 12-03-2030	12/3/2030	2.75%	**	181,969
BANCO SANTANDER S A 5.127% 11-06-2035	11/6/2035	5.13%	**	601,322
BANCO SANTANDER SA 4.175% 03-24-2028	3/24/2028	4.18%	**	3,401,508
BANCO SANTANDER SA 5.538% 03-14-2030	3/14/2030	5.54%	**	413,919
BANCO SANTANDER SA 5.588% 08-08-2028	8/8/2028	5.59%	**	1,244,021
BANCO SANTANDER SA FLTG RT 07-15-2028	7/15/2028	5.36%	**	8,155,015
BANCO SANTANDER SA SR NON PFD FIXED-FIXED RATE 1.722% 09-14-2027	9/14/2027	1.72%	**	4,128,978
BANCO SANTANDER SA SR NT NON PFD 2.958% 03-25-2031	3/25/2031	2.96%	**	9,463,554
BANDWIDTH INC CL A CL A			**	248,189
BANGKOK BANK THB10 (NVDR)			**	5,527,513
BANK 2017-BNK9 3.47% DUE 11-15-2054	11/15/2054	3.47%	**	1,292,399
BANK 2020-BNK30 1.65% DUE 12-15-2053	12/15/2053	1.65%	**	1,318,586
BANK AMER CORP 2.496% 02-13-2031	2/13/2031	2.50%	**	615,282
BANK AMER CORP 2.572% 10-20-2032	10/20/2032	2.57%	**	1,209,602
BANK AMER CORP 2.687% DUE 04-22-2032	4/22/2032	2.69%	**	13,778,674
BANK AMER CORP 3.194% 07-23-2030	7/23/2030	3.19%	**	1,555,171
BANK AMER CORP 3.419% 12-20-2028	12/20/2028	3.42%	**	4,906,535
BANK AMER CORP 3.559% 04-23-2027	4/23/2027	3.56%	**	5,528,399
BANK AMER CORP 3.593% 07-21-2028	7/21/2028	3.59%	**	13,348,999
BANK AMER CORP 3.705% 04-24-2028	4/24/2028	3.70%	**	764,595
BANK AMER CORP 4.376% 04-27-2028	4/27/2028	4.38%	**	205,839
BANK AMER CORP 4.45% DUE 03-03-2026	3/3/2026	4.45%	**	3,402,462
BANK AMER CORP 4.623% 05-09-2029	5/9/2029	4.62%	**	8,195,818

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
BANK AMER CORP 5.933% DUE 09-15-2027	9/15/2027	5.93%	**	506,483
BANK BJB LKD SHS (IDR250 'A' & 'B')			**	7,666
BANK HAPOALIM B.M. ILS1			**	783,053
BANK MILLENNIUM SA PLN1.00			**	128,009
BANK MONTREAL 0.949% 01-22-2027	1/22/2027	0.95%	**	2,983,045
BANK MONTREAL 5.266% 12-11-2026	12/11/2026	5.27%	**	3,180,373
BANK MONTREAL QUE 4.35% 09-22-2031	9/22/2031	4.35%	**	744,652
BANK MONTREAL QUE 5.3% 06-05-2026	6/5/2026	5.30%	**	892,230
BANK MONTREAL QUE FIXED 5.203% DUE 02-01-2028	2/1/2028	5.20%	**	2,610,181
BANK N S HALIFAX COM STK			**	117,462
BANK NEW YORK MELLON CORP 4.947% DUE 04-26-2027	4/26/2027	4.95%	**	1,553,018
BANK NOVA SCOTIA 4.043% 09-15-2028	9/15/2028	4.04%	**	815,178
BANK NT BUTTERFIELD COM BMD1(POST REV SPLIT)			**	622,750
BANK OF AMERICA CORP			**	21,577,115
BANK OF AMERICA CORP 1.734% 07-22-2027	7/22/2027	1.73%	**	10,104,494
BANK OF AMERICA CORP 2.299% 07-21-2032	7/21/2032	2.30%	**	4,694,219
BANK OF AMERICA CORP 2.884% 10-22-2030	10/22/2030	2.88%	**	2,565,629
BANK OF AMERICA CORP 4.979% 01-24-2029	1/24/2029	4.98%	**	9,275,890
BANK OF AMERICA CORP 5.162% 01-24-2031	1/24/2031	5.16%	**	8,487,350
BANK OF AMERICA CORP 5.511% 01-24-2036	1/24/2036	5.51%	**	1,359,170
BANK OF AMERICA CORPORATION 1.658% 03-11-2027	3/11/2027	1.66%	**	19,384,228
BANK OF AMERICA CORPORATION 2.087% 06-14-2029	6/14/2029	2.09%	**	4,167,033
BANK OF AMERICA CORPORATION 2.551% 02-04-2028	2/4/2028	2.55%	**	1,824,934
BANK OF AMERICA CORPORATION 2.651% 03-11-2032	3/11/2032	2.65%	**	4,045,885
BANK OF AMERICA CORPORATION 2.676% DUE 06-19-2041/06-19-2020 REG	6/19/2041	2.68%	**	851,109
BANK OF AMERICA CORPORATION 3.97% 03-05-2029	3/5/2029	3.97%	**	349,532
BANK OF AMERICA CORPORATION 4.078% 04-23-2040	4/23/2040	4.08%	**	1,253,255
BANK OF AMERICA CORPORATION 4.33% 03-15-2050	3/15/2050	4.33%	**	421,783
BANK OF AMERICA CORPORATION 5.202% 04-25-2029	4/25/2029	5.20%	**	9,523,555
BANK OF AMERICA CORPORATION 5.288% 04-25-2034	4/25/2034	5.29%	**	206,251
BANK OF AMERICA CORPORATION 5.468% 01-23-2035	1/23/2035	5.47%	**	9,416,217
BANK OF AMERICA CORPORATION 6.11% 01-29-2037	1/29/2037	6.11%	**	378,040
BANK OF CHINA LTD 'H'CNY1			**	29,796
BANK OF CHONGQING CO LTD COMMON STOCK			**	68,077
BANK OF IRELAND GR ORD EUR1.00			**	6,253,258
BANK OF MONTREAL 4.062% 09-22-2028	9/22/2028	4.06%	**	2,837,568
BANK OF MONTREAL 4.1% 12-15-2027	12/15/2027	4.10%	**	3,696,438
BANK OZK COM			**	2,534,782
BANK PEKAO SA PLN1.00			**	3,462,375
BANK SER 2017-BNK8 CL A-3 3.229% 11-15-2050	11/15/2050	3.23%	**	1,627,100
BANK ST PETERSBURG COM			**	1,279,571
BANK TABUNGAN NEG IDR500			**	47,092
BANK5 2024-5YR10 COML MTG PASS THRU CTF CL 5.30200004578% 10-15-2057	10/15/2057	5.30%	**	7,887,784
BANK5 2024-5YR10 COML MTG PASS THRU CTF CL B 6.14% 10-15-2057	10/15/2057	6.14%	**	2,058,605
BANK5 2025-5YR14 5.646% DUE 04-15-2058	4/15/2058	5.65%	**	5,703,576
BANK5 2025-5YR15 MTG PASS THRU CTF CL A-3 5.452% 07-15-2058	7/15/2058	5.45%	**	4,209,384
BANKINTER SA EUR0.30(REGD)			**	989,763
BANKUNITED INC			**	1,695,933

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
BANKWELL FINL GROUP INC COM			**	22,085
BANNER CORP COM NEW COM NEW			**	4,579,945
BANQUE SAUDI FRANS SAR10			**	220,447
BARCLAYS PLC 2.279% DUE 11-24-2027	11/24/2027	2.28%	**	6,636,379
BARCLAYS PLC 4.972% 05-16-2029	5/16/2029	4.97%	**	6,111,643
BARCLAYS PLC 5.335% 09-10-2035	9/10/2035	5.34%	**	122,208
BARCLAYS PLC 5.501% DUE 08-09-2028	8/9/2028	5.50%	**	1,859,722
BARCLAYS PLC 5.69% 03-12-2030	3/12/2030	5.69%	**	2,082,813
BARCLAYS PLC 5.785% 02-25-2036	2/25/2036	5.78%	**	733,577
BARCLAYS PLC 5.86% 08-11-2046	8/11/2046	5.86%	**	246,742
BARCLAYS PLC DUE 11-02-2028/05-02-2023 BEO	11/2/2028	7.38%	**	2,076,975
BARCLAYS PLC FIXED 2.645% DUE 06-24-2031	6/24/2031	2.64%	**	9,266,010
BARCLAYS PLC FLTG RT 4.837% DUE 09-10-2028	9/10/2028	4.84%	**	2,701,698
BARCLAYS PLC ORD GBP0.25			**	4,693,058
BARCLAYS PLC SR NT FIXED/FLTG 4.47% 11-11-2029	11/11/2029	4.47%	**	5,193,488
BARCO NPV			**	545,290
BARITO PACIFIC TBK IDR100			**	265,110
BARRETT BUSINESS SVCS INC COM			**	345,950
BASE CO LTD NPV			**	28,626
BASF - ORD SHS COMSTK			**	2,889,408
BASILEA PHARMACEU CHF1 (REGD)			**	957,915
BAT CAPITAL CORPORATION 6.343% DUE 08-02-2030	8/2/2030	6.34%	**	3,723,148
BAT CAPITAL CORPORATION 7.081% DUE 08-02-2053	8/2/2053	7.08%	**	284,324
BAT INTL FINANCE PLC 5.931% 02-02-2029	2/2/2029	5.93%	**	4,450,977
BATH & BODY WORKS INC COM USD0.5 WI			**	119,536
BAUSCH HEALTH COMP COM NPV			**	736,462
BAVARIAN NORDIC DKK10			**	619,551
BAWAG GROUP AG COMMON STOCK			**	721,657
BAXTER INTL INC 4.9% 12-15-2030	12/15/2030	4.90%	**	2,591,493
BAXTER INTL INC COM			**	3,294,602
BAYER US FIN II 4.375% DUE 12-15-2028	12/15/2028	4.38%	**	3,303,875
BAYERISCHE MOTOREN WERKE A G COM			**	1,523,669
BAYVIEW 5.67% DUE 08-15-2028	8/15/2028	5.67%	**	1,007,623
BAYVIEW MSR 3% DUE 11-25-2051	11/25/2051	3.00%	**	1,305,524
BBCMS MTG TR 1.617% DUE 10-15-2053	10/15/2053	1.62%	**	5,615,439
BBCMS MTG TR 2024-5C27 COML MTG PASS THRU CTF CL 6.014% 07-15-2057	7/15/2057	6.01%	**	295,375
BBCMS MTG TR 2024-5C31 COML MTG PASSTHRUCTF CL 5.137% 12-15-2057	12/15/2057	5.14%	**	2,155,038
BBCMS MTG TR 2025-5C36 COML MTG PASS THRU CTF CL 5.517% 08-15-2058	8/15/2058	5.52%	**	1,735,054
BCO DO BRASIL SA COM NPV			**	465,841
BCO EST R GDE SUL PRF CLASS 'B' NPV			**	50,895
BE SEMICONDUCTOR INDUSTRIES NV EUR0.01			**	1,776,762
BEACON FINANCIAL CORP. COM USD0.01			**	242,762
BEAR STEARNS ARM FLTG RT 4.28249% DUE 05-25-2034	5/25/2034	4.28%	**	2,835
BEAR STEARNS ASSET BACKED SECS I LLC ASSASSET BKD CTF CL I-A-1A 5.5 25 AUG 2036	8/25/2036	5.50%	**	19,072
BEAUTY FARM MED & HKD			**	92,606
BEAZLEY PLC (UK) ORD GBP0.05			**	1,065,925
BECTON DICKINSON & CO 4.693% 02-13-2028	2/13/2028	4.69%	**	1,665,167
BECTON DICKINSON & FIXED 6.7% DUE 12-01-2026	12/1/2026	6.70%	**	1,544,425

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
BED BATH & BEYOND INC			**	1,960
BEIERSDORF AG EUR1			**	9,413,634
BEIJING ENTERPRISE NPV			**	118,556
BEIJING JINGNENG CLEAN ENRGY CO LTD REGISTEREDSHARES			**	46,080
BEIJING URBAN CONSTRUCTION COMSTK			**	25,541
BELL FOOD GROUP AG CHF0.5 (REGD)			**	38,649
BELLEVUE GOLD LTD NPV			**	572,402
BELLRING BRANDS INC COM USD0.01			**	311,832
BENCHMARK 2020-B20 1.94539999962% DUE 10-15-2053	10/15/2053	1.95%	**	3,482,985
BENCHMARK 2021-B24 2.0103% DUE 03-15-2054	3/15/2054	2.01%	**	4,721,507
BENCHMARK 2021-B27 1.792% DUE 07-15-2054	7/15/2054	1.79%	**	6,891,121
BENCHMARK 2021-B27 2.163% DUE 07-15-2054	7/15/2054	2.16%	**	4,265,837
BENCHMARK 2021-B29 FLTG RT 2.284% DUE 09-15-2054	9/15/2054	2.28%	**	3,936,804
BENCHMARK 2021-B30 2.329% DUE 11-15-2054	11/15/2054	2.33%	**	3,557,192
BENCHMARK 2023-B38 MTG TR MTG PASS THRU CTF CL A-2 5.62599992752% 04-15-2056	4/15/2056	5.63%	**	5,101,572
BENCHMARK 2024-V10 5.2774% DUE 09-15-2057	9/15/2057	5.28%	**	5,149,652
BENCHMARK 2024-V12 5.73845% DUE 12-15-2057	12/15/2057	5.74%	**	3,663,857
BENCHMARK 2025-V14 5.6599% DUE 04-15-2057	4/15/2057	5.66%	**	7,285,113
BENCHMARK 2025-V18 MTG TR COML MTG PASSTHRU CTF CL 5.18365% 10-15-2058	10/15/2058	5.18%	**	3,298,296
BENCHMARK 2025-V19 5.249% DUE 01-15-2058	1/15/2058	5.25%	**	4,135,576
BENCHMARK ELECTRS INC COM			**	6,286
BEONE MEDICINES AG			**	1,356,815
BERKLEY W R CORP COM			**	242,755
BERKSHIRE HATHAWAY 3.25% DUE 04-15-2028	4/15/2028	3.25%	**	394,344
BERKSHIRE HATHAWAY ENERGY CO 3.7% 07-15-2030	7/15/2030	3.70%	**	1,879,367
BERKSHIRE HATHAWAY FIN CORP 2.85% DUE 10-15-2050	10/15/2050	2.85%	**	323,032
BERKSHIRE HATHAWAY FIN CORP 4.2% DUE 08-15-2048 REG	8/15/2048	4.20%	**	175,945
BERKSHIRE HATHAWAY FINANCE CORP 3.85% 03-15-2052	3/15/2052	3.85%	**	1,105,644
BERKSHIRE HATHAWAY INC COM USD0.0033 CLASS'B'			**	17,377,616
BERNER KTBK CHF20 (REGD)			**	366,439
BERRY GLOBAL INC 1.57% DUE 01-15-2026	1/15/2026	1.57%	**	14,175,797
BERRY GLOBAL INC 5.5% 04-15-2028	4/15/2028	5.50%	**	721,518
BEST BUY INC COM STK			**	1,153,472
BETAGRO PCL THB5 (NVDR)			**	138,702
BETSSON AB NPV B			**	562,374
BEZEQ ISRAEL TELCM ILS1			**	869,310
BGC GROUP INC SR NT 6.15% 04-02-2030	4/2/2030	6.15%	**	518,034
BHARAT BIJLEE INR5			**	128,228
BHARAT DYNAMICS INR 5 (POST SUB)			**	318,706
BHARAT PETROL CORP INR10			**	841,080
BHARTI AIRTEL LTD COMSTK			**	5,087,349
BHG SECURITIZATION 4.84% DUE 09-17-2036	9/17/2036	4.84%	**	2,350,215
BHI CO LTD KRW500			**	211,952
BHP BILLITON FIN USA LTD 5.25% 09-08-2026	9/8/2026	5.25%	**	565,109
BHP BILLITON FIN USA LTD 5.75% 09-05-2055	9/5/2055	5.75%	**	440,117
BHP GROUP LIMITED			**	136,599
BILFINGER SE BILFINGER SE			**	264,885
BILIBILI INC USD0.0001 Z CLASS			**	2,847,242

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
BILL HOLDINGS INC COM USD0.00001			**	1,054,095
BINJIANG SVC GROUP USD0.0001			**	12,210
BIOAGE LABS INC COM			**	185,022
BIOCON LTD INR5			**	778,339
BIOCRYST PHARMACEUTICALS INC COM			**	568,628
BIOGAIA AB SER'B'NPV			**	203,073
BIOGEN INC 5.75% 05-15-2035	5/15/2035	5.75%	**	131,824
BIOGEN INC 6.45% 05-15-2055	5/15/2055	6.45%	**	295,296
BIOGEN INC COMMON STOCK			**	195,701
BIO-TECHNE CORP COM			**	813,166
BIPROGY INC NPV			**	1,233,084
BIRKENSTOCK HOLDING PLC COM NPV			**	2,621,690
BIZLINK HOLDING IN TWD10			**	339,552
BK CIMB NIAGA LKD SHS (IDR5000 & IDR50)			**	29,080
BK LEUMI LE ISRAEL ILS1			**	70,793
BK NEW YORK MELLON 4.289% DUE 06-13-2033	6/13/2033	4.29%	**	3,186,669
BK NEW YORK MELLON FLTG RT 5.316% DUE 06-06-2036	6/6/2036	5.32%	**	5,190
BK NEW YORK MELLON VAR RT 4.729% DUE 04-20-2029	4/20/2029	4.73%	**	274,445
BK OF AMER CR CARD FIXED 4.98% DUE 11-15-2028	11/15/2028	4.98%	**	1,463,046
BK OF AMERICA CORP 3.261%-FRN SNR 28/01/31 EUR	1/28/2031	3.26%	**	354,195
BK OF INDIA INR10			**	104,873
BK OF MAHARASHTRA INR10			**	166,776
BK OF NOVA SCOTIA 0.01%-FRN GTD 14/09/29EUR	9/14/2029	0.01%	**	533,139
BK OF NOVA SCOTIA COM NPV			**	14,784,786
BK RAKYAT IDR50			**	366,812
BKV CORP COM			**	234,332
BLACK HILLS CORP COM			**	721,968
BLACK ROCK COFFEE BAR INC CL A CL A			**	485,273
BLACKROCK INC NEW COM			**	18,898,993
BLACKSTONE INC COM USD0.00001			**	20,455,544
BLACKSTONE REG FINANCE CO LLC 4.3% 11-03-2030	11/3/2030	4.30%	**	800,388
BLOCK INC			**	1,467,324
BLOOM ENERGY CORP CL A CL A			**	5,978,553
BLP COML MTG FLTG RT 5.37184% DUE 03-15-2041	3/15/2041	5.44%	**	857,183
BLUE BIRD TBK PT IDR100			**	88,013
BLUE OWL CAP INC COM CL A			**	9,247,337
BLUELINX HLDGS INC COM NEW COM NEW			**	299,164
BLUESCOPE STEEL NPV			**	3,069,753
BMO 2024-5C5 MTG TR COML MTG PASS THRU CTF CL 5.4621% 02-15-2057	2/15/2057	5.46%	**	2,055,480
BMO 2024-5C6 MTG TR MTG PASS THRU CTF CLA-3 5.31610012054% 09-15-2057	9/15/2057	5.32%	**	6,323,842
BMO 2024-5C6 MTG TR MTG PASS THRU CTF CLB 6.08629989624% 09-15-2057	9/15/2057	6.09%	**	1,029,816
BMO 2024-5C7 MTG TR COML MTG PASSTHRU CTF CL 5.09159994125% 11-15-2057	11/15/2057	5.09%	**	5,110,600
BMO MORTGAGE TRUST SR 24-5C7 CL A3 5.5657% 11-15-2057	11/15/2057	5.57%	**	4,535,557
BMW VEH LEASE TR 5% DUE 06-25-2027	6/25/2027	5.00%	**	4,877,778
BMW VEHICLE LEASE TRUST SR 25-1 CL A2A 4.43% 09-27-2027	9/27/2027	4.43%	**	1,469,326
BMW VEHICLE LEASE TRUST SR 25-2 CL A2A 3.94% 11-26-2027	11/26/2027	3.94%	**	5,649,123
BNK FINANCIAL GROUP INC			**	1,200,999
BNP PARIBAS EUR2			**	34,192,335

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
BNP PARIBAS SR NON VAR RT 5.085% DUE 05-09-2031	5/9/2031	5.08%	**	1,001,128
BOARDWALK R/EST IN TRUST UNITS			**	1,707,127
BOC HONG KONG HLDG NPV			**	268,422
BOE TECH GP (STOCK CONNECT)			**	3,565,015
BOE VARITRONIX LTD HKD0.25			**	67,227
*BOEING CO COM USD5.00			**	6,401,994,458
BOISE CASCADE CO COM			**	1,711,347
BOK FINL CORP COM NEW			**	243,909
BOLIDEN AB NPV			**	2,611,487
BONAVA AB COMMON STOCK			**	48,815
BONOS DE TESORERIA 5.35% GTD SNR BDS 12/08/40	8/12/2040	5.35%	**	158,486
BOOKING HLDGS INC COM			**	3,802,284
BOOT BARN HLDGS INC COM			**	3,654,517
BORAL FIN PTY LTD 3.75% 05-01-2028	5/1/2028	3.75%	**	127,074
BORG WARNER INC COM			**	8,498,586
BORGWARNER INC 4.95% 08-15-2029	8/15/2029	4.95%	**	737,313
BORYUNG CORPORATION KRW2500.00			**	108,435
BOSCH HOME COMFORT INDIA LTD			**	65,570
BOSTON BEER INC CL A CL A			**	1,366
BOSTON SCIENTIFIC CORP COM			**	15,465,389
BOYD GAMING CORP COM			**	21,821
BP CAP MKTS AMER 1.749% DUE 08-10-2030	8/10/2030	1.75%	**	332,833
BP CAP MKTS AMER 2.939% DUE 06-04-2051	6/4/2051	2.94%	**	399,374
BP CAP MKTS AMER INC 3.0% DUE 02-24-2050	2/24/2050	3.00%	**	615,495
BP CAP MKTS AMER INC 5.227% 11-17-2034	11/17/2034	5.23%	**	206,773
BPCE S A MEDIUM 1% DUE 01-20-2026	1/20/2026	1.00%	**	1,572,593
BPCE SR NON PFD VAR RT 2.045% DUE 10-19-2027	10/19/2027	2.04%	**	1,382,187
BPER BANCA NPV			**	4,223
BRAVURA SOLUTIONS NPV			**	16,535
BRAZE INC CL A CL A			**	27,809
BREAD FINANCIAL HOLDINGS INC COM USD0.01			**	1,650,943
BRIDGEBIO PHARMA INC COM			**	2,737,654
BRIDGECREST 5.65% DUE 04-16-2029	4/16/2029	5.65%	**	3,534,843
BRIDGECREST 5.94% DUE 02-15-2030	2/15/2030	5.94%	**	3,528,463
BRIDGECREST 6.8% DUE 08-15-2029	8/15/2029	6.80%	**	486,821
BRIDGECREST 7.1% DUE 08-15-2029	8/15/2029	7.10%	**	2,544,243
BRIDGECREST LENDING AUTO 25-2 CL C 5.17% 03-17-2031Q	3/17/2031	5.17%	**	577,405
BRIDGECREST LENDING AUTO SECURITIZATION SER 25-1 CL B 4.92% 03-15-2029	3/15/2029	4.92%	**	2,641,683
BRIDGEWATER BANCSHARES INC COM			**	56,096
BRIGHT HORIZONS FA COM USD0.001			**	927,709
BRIGHTVIEW HLDGS INC COM			**	4,845,680
BRILLIANCE CHINA USD0.01			**	151,937
BRISTOL MYERS FIXED 4.25% DUE 10-26-2049	10/26/2049	4.25%	**	61,478
BRISTOL MYERS FIXED 4.35% DUE 11-15-2047	11/15/2047	4.35%	**	907,564
BRISTOL MYERS SQUIBB CO COM			**	11,262,726
BRISTOL-MYERS SQUIBB CO 5.1% 02-22-2031	2/22/2031	5.10%	**	312,611
BRISTOL-MYERS SQUIBB CO 5.2% 02-22-2034	2/22/2034	5.20%	**	599,109
BRIT COLUMBIA(PROV 4.15% BDS 18/06/2034 CAD1	6/18/2034	4.15%	**	150,766

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
BRITANNIA INDUSTRIES COMMON STOCK NR1(POST SUBDIVISION)			**	2,133,477
BRITISH AMERICAN TOBACCO ORD GBP0.25			**	13,796,579
BRITISH COLUMBIA PROV CDA 4.8% 06-11-2035	6/11/2035	4.80%	**	4,702,281
BRITISH COLUMBIA(PROVINCE OF)CANADA 1.3% 01-29-2031	1/29/2031	1.30%	**	4,928,036
BRITISH LAND CO ORD GBP0.25			**	501,424
BRITISH TELECOMMUNICATIONS P L C NT STEPUP 12-15-2030 12-12-2000	12/15/2030	9.62%	**	183,261
BRIXMOR OPER 2.5% DUE 08-16-2031	8/16/2031	2.50%	**	180,027
BRIXMOR OPER PARTNERSHIP LP SR NT 2.25% 04-01-2028	4/1/2028	2.25%	**	240,096
BROADCOM INC 2.45% 02-15-2031	2/15/2031	2.45%	**	663,685
BROADCOM INC 3.419% 04-15-2033	4/15/2033	3.42%	**	2,361,844
BROADCOM INC 3.459% 09-15-2026	9/15/2026	3.46%	**	5,358,080
BROADCOM INC 3.469% 04-15-2034	4/15/2034	3.47%	**	7,094,314
BROADCOM INC 4.11% DUE 09-15-2028 REG	9/15/2028	4.11%	**	902,669
BROADCOM INC 4.15% 02-15-2028	2/15/2028	4.15%	**	1,579,761
BROADCOM INC 4.2% 10-15-2030	10/15/2030	4.20%	**	545,194
BROADCOM INC 4.3% DUE 11-15-2032 BEO	11/15/2032	4.30%	**	1,481,850
BROADCOM INC 4.55% 02-15-2032	2/15/2032	4.55%	**	702,885
BROADCOM INC 4.6% 07-15-2030	7/15/2030	4.60%	**	1,876,000
BROADCOM INC 4.8% 04-15-2028	4/15/2028	4.80%	**	351,261
BROADCOM INC 4.8% 10-15-2034	10/15/2034	4.80%	**	150,577
BROADCOM INC 5.05% 07-12-2029	7/12/2029	5.05%	**	5,403,976
BROADCOM INC COM			**	202,910,816
BROADCOM INC FIXED 4.15% DUE 11-15-2030	11/15/2030	4.15%	**	2,721,303
BROADCOM INC SR NT 144A 4% 04-15-2029	4/15/2029	4.00%	**	832,051
BROADCOM INC SR NT 4.8% 02-15-2036	2/15/2036	4.80%	**	292,685
BROADCOM INC SR NT 5.15% 11-15-2031	11/15/2031	5.15%	**	322,092
BROADCOM INC SR NT 5.2% 07-15-2035	7/15/2035	5.20%	**	518,747
BROOKDALE SR LIVING INC COM STK			**	911,949
BROOKFIELD ASSET MANAGEMENT LTD 5.795% 04-24-2035	4/24/2035	5.80%	**	314,597
BROOKFIELD CAP FIN LLC SR NT 6.087% 06-14-2033	6/14/2033	6.09%	**	1,820,262
BROOKFIELD EXCHANGEABLE SUB VTG SHS CL			**	22,728
BROOKFIELD FIN INC 3.5% DUE 03-30-2051	3/30/2051	3.50%	**	1,741,257
BROOKFIELD FIN INC 5.968% 03-04-2054	3/4/2054	5.97%	**	80,947
BROOKFIELD RENB CL A EXCHANGEABLE SUB VTG			**	288,072
BROTHER INDUSTRIES NPV			**	1,444,033
BROWN & BROWN INC 2.375% DUE 03-15-2031	3/15/2031	2.38%	**	381,440
BROWN & BROWN INC 4.7% 06-23-2028	6/23/2028	4.70%	**	5,447,153
BROWN & BROWN INC 4.9% 06-23-2030	6/23/2030	4.90%	**	507,515
BROWN & BROWN INC 6.25% 06-23-2055	6/23/2055	6.25%	**	276,537
BRUKER CORP			**	306,922
BRUNSWICK CORP COM			**	12,438,541
BSTN SCIENTIFIC 2.65% DUE 06-01-2030	6/1/2030	2.65%	**	53,676
BUILD-A-BEAR WORKSHOP INC COM STK			**	520,734
BUILDERS FIRSTSOURCE INC COM STK			**	472,368
BUKIT ASAM TBK IDR500 SER'B'			**	48,223
BUMBLE INC COM CL A COM CL A			**	337,394
BUMI RESOURCES TBK IDR500			**	186,360
BUMITAMA AGRI LTD NPV			**	630,490

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
BUMRUNGRAD HOPTL THB1(NVDR)			**	769,378
BUNGE GLOBAL SA F COMMON STOCK			**	76,876
BUNGE LTD FIN CORP 2.0% 04-21-2026	4/21/2026	2.00%	**	3,975,258
BUNGE LTD FIN CORP FIXED 2.75% 05-14-2031	5/14/2031	2.75%	**	643,294
BUNGE LTD FINANCE CORP 4.2% 09-17-2029	9/17/2029	4.20%	**	2,943,432
BUNGE LTD FINANCE CORP 5.15% 08-04-2035	8/4/2035	5.15%	**	483,763
BURBERRY GROUP ORD GBP0.0005			**	1,346,754
BURCKHARDT COMPRES CHF			**	247,867
BUREAU VERITAS EUR0.12			**	19,855
BURFORD CAPITAL LTD ORD NPV (DI)			**	5,650,552
BURGAN BANK COM STK			**	46,008
BURKHALTER HOLDING CHF0.04			**	102,993
BURL NORTHN SANTA 4.375% DUE 09-01-2042	9/1/2042	4.38%	**	854,056
BURL NORTHN SANTA 5.75% DUE 05-01-2040	5/1/2040	5.75%	**	84,759
BURLINGTN NORTH SANTA FE 5.55% 03-15-2056	3/15/2056	5.55%	**	217,799
BURLINGTON NORTHN SANTA FE LLC 5.2% 04-15-2054	4/15/2054	5.20%	**	264,347
BURLINGTON STORES INC COM			**	857,018
BUSINESS BRAIN SHO NPV			**	40,882
BUSINESS ENGINEERI NPV			**	65,265
BUSINESS FIRST BANCSHARES INC COM			**	26,375
BUTTERFLY NETWORK INC CL A CL A			**	4,289,178
BUY TO OPEN REPO W/BOFA SECU 3.9% FROM 12-31-2025 TO 01-02-2026			**	13,000,000
BUY TO OPEN REPO W/DBSI/FIXE 3.87% FROM 12-31-2025 TO 01-05-2026			**	102,400,000
BWAY 2021-1450 MTG FLTG RT 5.04467% DUE 09-15-2036	9/15/2036	5.11%	**	1,952,683
BX 2021-21M MTG TR FLTG RT 4.52448% DUE 10-15-2036	10/15/2036	4.59%	**	594,677
BX COML MORTAGE TR 2025-BCAT 5.73% 08-15-2042	8/15/2042	5.13%	**	1,918,957
BX COML MTG TR 2.843% DUE 03-09-2044	3/9/2044	2.84%	**	3,718,089
BX COML MTG TR 2021-CIP 4.71548% 12-15-2038	12/15/2038	4.79%	**	2,991,219
BX COML MTG TR 2024-AIRC COML MTG PASSTHRU CTF CL A 5.37143% 08-15-2039	8/15/2039	5.44%	**	2,560,579
BX COML MTG TR 2024-GPA3 MTG PASS THRU CTF CL A 144A 4.97301% 12-15-2039	12/15/2039	5.04%	**	1,011,350
BX COML MTG TR 2024-MDHS COML MTG PASSTHRU CTF CL A 5.32149% 05-15-2041	5/15/2041	5.39%	**	731,751
BX COML MTG TR FLTG RT 4.48298% DUE 10-15-2038	10/15/2038	4.55%	**	774,277
BX COML MTG TR FLTG RT 5.1218% DUE 02-15-2039	2/15/2039	5.19%	**	3,562,819
BX TR 2021-ACNT FLTG RT 5.04448% DUE 11-15-2038	11/15/2038	5.11%	**	389,611
BX TR 2021-LGCY COML MTG PASS THRU CTF CL A 4.30048% 10-15-2036	10/15/2036	4.37%	**	1,995,805
BX TR 2021-SDMF FLTG RT 4.53248% DUE 09-15-2034	9/15/2034	4.60%	**	5,640,406
BX TR 2022-LBA6 FLTG RT 4.68019% DUE 01-15-2039	1/15/2039	4.75%	**	5,806,411
BX TR 2024-BIO MTG PASSTHRU CTF CL A 144A 5.32219% 02-15-2041	2/15/2041	5.39%	**	3,668,025
BX TR 2025-LUNR COML MTG PASSTHRU CTF CLB 5.53019% 06-15-2040	6/15/2040	5.53%	**	888,789
BX TR 2025-OMG 5.031% 10-15-2042	10/15/2042	5.10%	**	2,001,247
BXCOMMERCIAL MTG FLTG RT 5.44161% DUE 12-09-2040	12/9/2040	5.51%	**	1,720,014
BXSC COML MTG TR 2022-WSS COML MTG PASS THRU CTF CL B 5.773% 03-15-2035	3/15/2035	5.84%	**	2,983,953
BYD COMPANY LTD 'H'CNY1			**	493,686
C H ROBINSON WORLDWIDE INC COM NEW COM NEW			**	9,299,162
C&A MODAS SA COM NPV			**	236,350
C. UYEMURA & CO NPV			**	823,044
CABOT CORP COM			**	1,094,879

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
CAC HOLDINGS CORP			**	106,246
CACTUS INC CL A CL A			**	948,728
CADENCE BK COM			**	315,217
CADENCE DESIGN SYS 4.3% DUE 09-10-2029	9/10/2029	4.30%	**	186,085
CADENCE DESIGN SYS 4.7% 09-10-2034	9/10/2034	4.70%	**	235,369
CADENCE DESIGN SYS INC 4.2% 09-10-2027	9/10/2027	4.20%	**	779,361
CADENCE DESIGN SYS INC COM			**	19,286,499
CAIRO COMSTK			**	11,148
CAIXABANK SA EUR1			**	10,433,784
CAL MAINE FOODS INC COM NEW STK			**	89,914
CALAVO GROWERS INC COM			**	164,495
CALFRAC WELL SVCS LTD COM NPV			**	225,683
CALIFORNIA WTR SVC GROUP COM			**	1,213
CALIX NETWORKS INC COMMON STOCK			**	1,490,244
CALLAWAY GOLF COMPANY			**	84,024
CAMDEN PPTY TR SH BEN INT			**	4,690,399
CAMPING WORLD HLDGS INC CL A CL A			**	892,582
CANADA(GOVT OF) 3% BDS 01/06/2034 CAD1000	6/1/2034	3.00%	**	2,210,549
CANADA(GOVT OF) 3.25% BDS 01/12/2034 CAD1	12/1/2034	3.25%	**	1,665,438
CANADA(GOVT OF) I/L 1.5% BDS 01/12/44 CAD1000	12/1/2044	2.14%	**	495,473
CANADIAN IMPERIAL BANK 4.857% 03-30-2029	3/30/2029	4.86%	**	6,493,423
CANADIAN IMPERIAL BANK 4.243% 09-08-2028	9/8/2028	4.24%	**	4,282,002
CANADIAN IMPERIAL BANK OF COMMERCE 5.001% DUE 04-28-2028	4/28/2028	5.00%	**	2,454,796
CANADIAN IMPERIAL BK 5.245% DUE 01-13-2031	1/13/2031	5.24%	**	825,582
CANADIAN IMPERIAL BK COMM TORONTO BRH 5.926% 10-02-2026	10/2/2026	5.93%	**	3,131,204
CANADIAN IMPERIAL BK COMM TORONTO BRH 4.508% 09-11-2027	9/11/2027	4.51%	**	2,175,433
CANADIAN IMPERIAL BK COMM TORONTO ONT COM STK			**	77,472
CANADIAN NAT RES LTD NT 5% 12-15-2029	12/15/2029	5.00%	**	1,359,461
CANADIAN NATL RY CO COM			**	10,341,687
CANADIAN PAC RY CO NEW 3.0% DUE 12-02-2041 BEO	12/2/2041	3.00%	**	374,796
CANARA BANK INR2			**	2,280,155
CANFIN HOMES LTD			**	428,573
CANNY ELEVATOR CO 'A'CNY1 (STOCK CONNECT)			**	270,901
CANSINO BIOLOGICS H			**	526,705
CANTOR FITZGERALD L P SR NT 144A 4.5% 04-14-2027	4/14/2027	4.50%	**	2,995,745
CANYON CLO 2018-1 LTD / CANYON CLO 5.0038% 07-15-2031	7/15/2031	5.24%	**	313,968
CAP 1 FINL CORP 3.75% DUE 03-09-2027	3/9/2027	3.75%	**	1,553,545
CAP 1 FINL CORP 3.8% DUE 01-31-2028	1/31/2028	3.80%	**	607,743
CAP 1 FINL CORP 7.149% DUE 10-29-2027	10/29/2027	7.15%	**	1,894,233
CAP 1 MULTI-ASSET 2.06% DUE 08-15-2028	8/15/2028	2.06%	**	3,868,087
CAP 1 PRIME AUTO 3.17% DUE 04-15-2027	4/15/2027	3.17%	**	448,420
CAP 1 PRIME AUTO 3.69% DUE 12-15-2027	12/15/2027	3.69%	**	1,245,550
CAP PWR US HLDGS 5.257% DUE 06-01-2028	6/1/2028	5.26%	**	1,319,600
CAPGEMINI EUR8			**	11,248,856
CAPITAL BANCORP INC MD COM			**	31,917
CAPITAL ONE FINANCIAL CORP 4.493% 09-11-2031	9/11/2031	4.49%	**	1,548,850
CAPITAL ONE FINANCIAL CORP 5.468% DUE 02-01-2029	2/1/2029	5.47%	**	6,430,468
CAPITAL ONE FINANCIAL CORP 6.312% 06-08-2029	6/8/2029	6.31%	**	1,697,499

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
CAPITAL ONE FINL CORP 1.878% 11-02-2027	11/2/2027	1.88%	**	2,055,719
CAPITAL ONE FINL CORP 5.197% 09-11-2036	9/11/2036	5.20%	**	1,191,465
CAPITAL ONE FINL CORP 5.7% 02-01-2030	2/1/2030	5.70%	**	1,577,257
CAPITAL ONE FINL CORP 6.051% 02-01-2035	2/1/2035	6.05%	**	585,464
CAPITAL ONE FINL CORP COM			**	8,584,149
CAPITAL ONE FINL CORP SR NT FIXED / FLTG5.268% 05-10-2033	5/10/2033	5.27%	**	513,541
CAPITAL ONE MULTI-ASSET EXECUTION TR SER25-1 CL A 3.82% 09-16-2030	9/15/2030	3.82%	**	5,805,164
CAPITAL ONE MULTI-ASSET EXECUTION TR SR 23-A1CLS A 4.42% 05-15-2028	5/15/2028	4.42%	**	11,335,779
CAPITAL SOUTHWEST CORP COM STK			**	11,806
CAPITOL FED FINL INC COM .			**	11,781
CAPLIN POINT LABORATORIES			**	433,576
CAPRICORN METALS L NPV			**	820,653
CAPSTONE COPPER COM NPV			**	1,595,464
CARDINAL HEALTH INC 4.7% 11-15-2026	11/15/2026	4.70%	**	809,196
CARDINAL HEALTH INC 5.125% 02-15-2029	2/15/2029	5.12%	**	628,077
CARDINAL HEALTH INC 5.15% 09-15-2035	9/15/2035	5.15%	**	213,881
CARDINAL HLTH INC			**	3,362,597
CARDINAL HLTH INC 4.368% DUE 06-15-2047	6/15/2047	4.37%	**	161,842
CARDINAL HLTH INC 5% DUE 11-15-2029	11/15/2029	5.00%	**	678,352
CARE PROPERTY INV NPV SICAFI			**	21,270
CAREDX INC COM			**	459,602
CARETRUST REIT INC COM			**	2,687,592
CARGURUS INC CL A CL A			**	1,907,874
CARIS LIFE SCIENCES INC COM			**	253,801
CARLISLE COMPANIES INC COM			**	5,146,547
CARLSBERG SER'B'DKK20			**	9,585,179
CARLYLE GROUP INC COM			**	18,669,480
CARMAX AUTO OWNER 1.95% DUE 09-15-2027	9/15/2027	1.95%	**	1,492,209
CARMAX AUTO OWNER 4.65% DUE 11-15-2030	11/15/2030	4.65%	**	2,090,422
CARMAX AUTO OWNER FIXED 1.7% DUE 08-16-2027	8/16/2027	1.70%	**	549,367
CARMAX AUTO OWNER FIXED 6% DUE 07-17-2028	7/17/2028	6.00%	**	2,898,192
CARMAX AUTO OWNER TR 2024-2 ASSET BACKEDNT CL A-3 5.5% 01-16-2029	1/16/2029	5.50%	**	6,082,423
CARMAX AUTO OWNER TR SR 24-1 CL A3 4.92% 10-16-2028	10/16/2028	4.92%	**	306,604
CARMAX AUTO OWNER TR SR 25-1 CL A3 4.84% 01-15-2030	1/15/2030	4.84%	**	11,162,421
CARMAX AUTO OWNER TR SR 25-2 CL A3 4.48% 03-15-2030	3/15/2030	4.48%	**	333,641
CARMAX AUTO OWNER TRUST SER 23-3 CL A3 6% 05-15-2028	5/15/2028	5.28%	**	1,433,257
CARMAX AUTO OWNER TRUST SER 22-4 CL A3 5.34% DUE 08-16-2027 REG	8/16/2027	5.34%	**	722,173
CARMAX INC COM			**	13,254
CARMAX OWNER TR 4.65% DUE 01-16-2029	1/16/2029	4.65%	**	965,390
CARMAX SELECT 5.35% DUE 01-15-2030	1/15/2030	5.35%	**	740,668
CARMILA EUR6			**	718,604
CARNIVAL CORP COM PAIRED			**	1,604,266
CARPENTER TECHNOLOGY CORP COM			**	902,331
CARRIER GLOBAL CORPORATION COM USD0.01 WI			**	6,352,530
CARVANA AUTO 4.04% DUE 11-11-2030	11/11/2030	4.04%	**	5,955,930
CARVANA AUTO 4.24% DUE 08-11-2031	8/11/2031	4.24%	**	4,420,014
CARVANA AUTO 5.21% DUE 06-10-2030	6/10/2030	5.21%	**	2,865,485
CARVANA AUTO RECEIVABLES TR 2021-N1 ASSET BACKED CTF CL C 1.3% 01-10-2028	1/10/2028	1.30%	**	121,598

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
CARVANA AUTO RECEIVABLES TR 2021-N4 ASSET BACKED NT CL C 1.72% 09-11-2028	9/11/2028	1.72%	**	113,033
CARVANA AUTO RECEIVABLES TR 2022-P3 SR 22-P3 CL A3 4.61% DUE 11-10-2027 BEO	11/10/2027	4.61%	**	98,839
CARVANA CO CL A CL A			**	1,677,530
CASELLA WASTE SYS INC CL A COM STK			**	7,682,120
CASEYS GEN STORES INC COM			**	2,199,233
CASSA DEPOSITI E PRESTITI S P A 5.75% 05-05-2026	5/5/2026	5.75%	**	5,328,655
CASTLE BIOSCIENCES INC COM			**	119,151
CASTROL INDIA INR5			**	85,112
CATERPILLAR FINL SERV CRP 4.4% 03-03-2028	3/3/2028	4.40%	**	869,606
CATERPILLAR FINL SVCS CORP 4.8% 01-08-2030	1/8/2030	4.80%	**	225,485
CATERPILLAR FINL VAR RT 4.183239% DUE 07-07-2027	7/7/2027	4.54%	**	3,461,807
CATERPILLAR INC 2.6% DUE 04-09-2030 BEO	4/9/2030	2.60%	**	1,069,915
CATERPILLAR INC COM			**	17,471,389
CATHAY FINL HLDG TWD10			**	571,748
CAVA GROUP INC COM			**	6,554,206
CBL & ASSOCIATES PROPERTIES			**	117,364
CBOE GLOBAL MARKETS INC			**	487,442
CBRE SVCS INC 5.5% 06-15-2035	6/15/2035	5.50%	**	620,981
CCK CONSOLIDATED NPV			**	68,369
CCL PRODUCTS(INDIA)LTD INR2			**	202,120
CD 2016-CD2 MTG TR 3.348% DUE 11-10-2049	11/10/2049	3.35%	**	972,258
CD 2017-CD6 MTG TR 3.19% DUE 11-13-2050	11/13/2050	3.19%	**	2,865,424
CD PROJEKT SA PLN1.00			**	901,605
CDN APARTMENT PROP TRUST UNITS			**	1,713,382
CDN IMPERIAL BK COMM TORONTO BRH COVEREDBD SER CBL59 144A 4.876% 01-14-2030	1/14/2030	4.88%	**	8,283,083
CDN IMPERIAL BK FLTG RT 4.862% 01-13-2028	1/13/2028	4.86%	**	4,592,482
CDN UTILITIES CLASS'A'COM NON-VTG NPV			**	87,284
CDW LLC/CDW FIN FIXED 2.67% DUE 12-01-2026	12/1/2026	2.67%	**	5,086,925
CEAT LTD INR10			**	751,369
CELCUITY INC COM			**	107,320
CELESTICA INC COM NPV			**	1,188,943
CELESTICA INC NPV			**	1,629,075
CELLDEX THERAPEUTICS INC NEW SHS			**	210,843
CELSIUS HLDGS INC COM NEW COM NEW			**	7,893,718
CEMBRA MONEY BANK CHF1 (REGD)			**	39,753
CENCORA INC 5.125% 02-15-2034	2/15/2034	5.12%	**	924,677
CENCORA INC 5.15% 02-15-2035	2/15/2035	5.15%	**	486,503
CENOVUS ENERGY INC 2.65% 01-15-2032	1/15/2032	2.65%	**	267,009
CENOVUS ENERGY INC 4.65% 03-20-2031	3/20/2031	4.65%	**	199,506
CENT ASIA METALS COMSTK			**	1,180,994
CENTENE CORP DEL 3% DUE 10-15-2030	10/15/2030	3.00%	**	894,538
CENTENE CORP DEL COM			**	1,876,234
CENTERPOINT ENERGY 2.4% DUE 09-01-2026	9/1/2026	2.40%	**	2,331,400
CENTERPOINT ENERGY 3.95% 03-01-2048	3/1/2048	3.95%	**	25,579
CENTERPOINT ENERGY 5.85 DUE 01-15-2041	1/15/2041	5.85%	**	83,378
CENTERPOINT ENERGY HOUSTON ELEC LLC 4.8%DUE 03-15-2030	3/15/2030	4.80%	**	1,289,329
CENTERPOINT ENERGY RES CORP 1.75% DUE 10-01-2030	10/1/2030	1.75%	**	267,507
CENTERPOINT ENERGY RES CORP 5.25% 03-01-2028	3/1/2028	5.25%	**	65,608

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
CENTERRA GOLD INC COM NPV			**	2,006,979
CENTERSPACE			**	687,216
CENTRAL DEPOSITORY INR10			**	443,700
CENTRAL SEC PATROL NPV			**	50,509
CENTRICA ORD GBP0.061728395			**	2,014,269
CENTRUS ENERGY CORP CL A COM			**	165,562
CENTURION CORP LTD NPV			**	203,188
CENTURY ALUM CO COM			**	124,984
CENTURY CMNTYS INC COM			**	621,632
CENTURY IRON & STE TWD10			**	128,754
CERES POWER HLDGS ORD GBP0.10			**	7,153
CES ENERGY SOLUTIO COM NPV			**	3,565,662
CESC INR1			**	66,939
CEWE STIFTUNG & CO NPV			**	111,790
CF INDUSTRIES INC 5.3% 11-26-2035	11/26/2035	5.30%	**	988,366
CF JPMCB LIQUIDITY FD			**	335,292,792
CG ONCOLOGY INC COM			**	247,044
CGN NEW ENERGY HOL HKD0.0001			**	22,394
CHAM SWISS PROPERTIES AG			**	61,173
CHAMPION HOMES INC			**	4,702,087
CHANG HWA COMMERC TWD10			**	321,194
CHANGJIANG & JING A CNY1			**	422,613
CHANNEL WELL TECHN TWD10			**	346,551
CHARLES RIV LABORATORIES INTL INC COM			**	7,110,664
CHARLES SCHWAB CORP 6.196% 11-17-2029	11/17/2029	6.20%	**	484,582
CHAROEN POK PHAND TWD10			**	50,222
CHAROEN POKPHAND INDONESI PT			**	6,167
CHARTER 2.3% DUE 02-01-2032	2/1/2032	2.30%	**	5,490,933
CHARTER 3.5% DUE 06-01-2041	6/1/2041	3.50%	**	598,932
CHARTER 6.384% DUE 10-23-2035	10/23/2035	6.38%	**	227,314
CHARTER 6.484% DUE 10-23-2045	10/23/2045	6.48%	**	527,535
CHARTER COMMUNICATIONS INC NEW CL A CL A			**	417,083
CHARTER COMMUNICATIONS OPER LLC 5.85% 12-01-2035	12/1/2035	5.85%	**	500,026
CHARTER COMMUNICATIONS OPER LLC/CAP 06-01-2029	6/1/2029	6.10%	**	2,219,203
CHARTER COMMUNICATIONS OPER LLC/CHARTE 2.8% DUE 04-01-2031/04-17-2020 REG	4/1/2031	2.80%	**	2,356,157
CHARTER COMMUNICATIONS OPER LLC/CHARTE 4.2% DUE 03-15-2028 BEO	3/15/2028	4.20%	**	1,740,740
CHARTER COMMUNICATIONS OPER LLC/CHARTE 4.8% DUE 03-01-2050	3/1/2050	4.80%	**	444,768
CHARTER FIXED 2.25% DUE 01-15-2029	1/15/2029	2.25%	**	4,749,952
CHARTER HALL GROUP NPV (STAPLED)			**	196,616
CHARTER HALL LONG NPV (STAPLED)			**	44,514
CHARTER HALL RETAI UNITS NPV			**	888,101
CHARTER HALL SOCIA NPV			**	340,230
CHASE AUTO OWNER TR 2023-A ASSET BACKED NT CL A-3 144A 5.68% 01-25-2029	1/25/2029	5.68%	**	970,497
CHASE HOME LENDING 3.25% DUE 09-25-2063	9/25/2063	3.25%	**	380,283
CHASE HOME LENDING MTG TR 2025-5 MTG PASS THRU CTF CL A-11 5.19728 04-25-2056	4/25/2056	5.37%	**	2,717,602
CHASE ISSUANCE TRUST SER 23-A CL A 5.16% 09-15-2028	9/15/2028	5.16%	**	8,257,013
CHATHAM LODGING TR COM			**	68,236
CHECK PT SOFTWARE TECHNOLOGIES ORDILS.01			**	15,538,238

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
CHEERWIN GRP LTD USD0.0000002			**	53,881
CHEGG INC COM			**	96,524
CHEIL WORLDWIDE KRW200			**	41,707
CHEMED CORP NEW COM			**	3,427,159
CHEMRING GROUP ORD GBP0.01(POST SUBD)			**	92,833
CHENBRO MICOM CO			**	159,927
CHENIERE CORPUS CHRISTI HLDGS LLC 3.7% 11-15-2029	11/15/2029	3.70%	**	3,245,085
CHENIERE CORPUS CHRISTI HLDGS LLC 5.125% 06-30-2027	6/30/2027	5.12%	**	4,917,450
CHENIERE ENERGY 5.65% DUE 04-15-2034	4/15/2034	5.65%	**	1,256,900
CHENIERE ENERGY FIXED 4% DUE 03-01-2031	3/1/2031	4.00%	**	383,092
CHENIERE ENERGY FIXED 4.5% DUE 10-01-2029	10/1/2029	4.50%	**	10,829,787
CHENIERE ENERGY INC COM NEW			**	2,287,970
CHENNAI PETRO CP INR10(DEMAT)			**	76,680
CHERVON HLDGS LTD NPV			**	2,773
CHES FDG II LLC 5.52% DUE 05-15-2036	5/15/2036	5.52%	**	520,110
CHESTER CNTY PA HLTH & ED FACS AUTH HLTHSYS REV 3.314 06-01-2051 BEO TAXABLE	6/1/2051	3.31%	**	259,535
CHEVRON CORP COM			**	20,869,196
CHEVRON U S A INC 4.05% 08-13-2028	8/13/2028	4.05%	**	226,811
CHEVRON U S A INC 4.3% 10-15-2030	10/15/2030	4.30%	**	735,680
CHEVRON U S A INC 4.475% 02-26-2028	2/26/2028	4.48%	**	907,108
CHEVRON USA INC 4.687% 04-15-2030	4/15/2030	4.69%	**	442,332
CHEWY INC CLASS A			**	453,512
CHIME FINL INC CL A CL A			**	2,993,468
CHIN WELL HOLDS BERHAD MYR0.50			**	3,105
CHINA AIRLINES TWD10			**	94,505
CHINA CONSTRUCTION BANK HCNY1			**	3,722,737
CHINA DTNG CO RNWB 'H'CNY1			**	17,732
CHINA EAST EDUCATI HKD0.0001			**	14,076
CHINA EVERBRIGHT ENVIRONMENT GROUP LTD			**	21,674
CHINA FEIHE LTD USD0.000000025			**	18,257
CHINA FOODS LTD HKD0.10			**	161,701
CHINA GOLD INTL RE COM NPV			**	487,824
CHINA HONGQIAO GRO USD0.01			**	963,911
CHINA INTL MARINE COMSTK			**	23,905
CHINA LESSO GROUP HKD0.05			**	19,672
CHINA LIFE INSURANCE CO H CNY1			**	98,496
CHINA MEDICAL SYS USD0.005			**	217,113
CHINA MERCHANTS BK COM STK			**	579,996
CHINA MERCHANTS PO NPV			**	66,135
CHINA NONFERRO MNG NPV			**	1,430,751
CHINA OILFIELD SERVICES H CNY1			**	10,777
CHINA ORIENTAL GP HKD0.10			**	220,479
CHINA OVERSEAS LAND & INVESTMNT HKD0.10			**	1,469,182
CHINA PACIFIC INSU 'H'CNY1			**	27,134
CHINA RES BEER HLD NPV			**	1,423,261
CHINA SUNTIEN GREE 'H'CNY1			**	27,841
CHINA TAIPING INSU NPV			**	391,401
CHINA TOBACCO INTL (HK) CO LTD NPV			**	264,683

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
CHINA TOURISM GROU CNY1 H			**	802,328
CHINA WATER AFFAIR HKD0.01			**	21,379
CHINA XLX FERTILSE NPV			**	61,283
CHINA YUCHAI INTL LTD COM			**	866,307
CHINA YUHUA EDUCAT HKD0.00001			**	191,142
CHIPMOS TECHNOLOGI TWD10			**	256,605
CHIPOTLE MEXICAN GRILL INC COM STK			**	14,956,177
CHIYODA INTEGRE CO NPV			**	65,171
CHOICE INTL INR10			**	121,364
CHONGQING MACHINER 'H'CNY1			**	70,616
CHORD ENERGY CORPORATION COM USD0.01			**	1,272,678
CHORUS AVIATION IN COM VTG & VARIABLE VTG (R/S			**	97,927
CHOW SANG SANG HLD HKD0.25			**	566,470
CHROMA ATE INC TWD10			**	1,479,926
CHUBB INA HLDGS INC 4.9% 08-15-2035	8/15/2035	4.90%	**	2,781,362
CHUBB LTD ORD CHF24.15			**	23,174,910
CHUGAI PHARMACY CO. LTD NPV			**	3,970,439
CHUNGHWA PRECISION TWD10			**	509,063
CIA DE SANEAMENTO UNITS (1 COM & 4 PRF)			**	558,733
CIA ENERG MG-CEMIG PRF BRL5.00			**	144,503
CIA SANEAMENTO MIN COM NPV			**	188,352
CICOR TECHNOLOGIES CHF10(REGD)			**	843,033
CIE DE ST-GOBAIN EUR4			**	11,507,314
CIENA CORP COM NEW			**	6,952,020
CIGNA CORP 1.25% 03-15-2026	3/15/2026	1.25%	**	456,376
CIGNA CORP 2.375% DUE 03-15-2031 BEO	3/15/2031	2.38%	**	798,071
CIGNA CORP NEW 3.4% DUE 03-01-2027 BEO	3/1/2027	3.40%	**	1,699,371
CIGNA CORP NEW CORP 4.375% 10-15-2028	10/15/2028	4.38%	**	6,680,861
CIGNA CORP NEW FIXED 3.2% DUE 03-15-2040	3/15/2040	3.20%	**	197,892
CIGNA GROUP 4.5% 09-15-2030	9/15/2030	4.50%	**	866,694
CIGNA GROUP 5.125% 05-15-2031	5/15/2031	5.12%	**	931,159
CIGNA GROUP 5.25% 01-15-2036	1/15/2036	5.25%	**	1,275,404
CIGNA GROUP 6.0% 01-15-2056	1/15/2056	6.00%	**	216,880
CIKARANG LISTRINDO IDR200			**	55,660
CIM TR 2023-R2 FLTG RT 5.5% DUE 08-25-2064	8/25/2064	5.50%	**	7,334,952
CIMC ENRIC HLDG LT HKD0.01			**	349,663
CIN FINL CORP 6.92% DUE 05-15-2028	5/15/2028	6.92%	**	213,079
CINEMARK HLDGS INC COM			**	984,121
CINTAS CORP COM			**	4,272,574
CIPHER MNG INC COM			**	535,183
CIPLA LTD INR2			**	471,166
CIR SPA- COMPAGNIE INDUSTRIALI RIUNITE			**	73,730
CIRRUS LOGIC INC COM			**	1,834,617
CISCO SYS INC 4.55% 02-24-2028	2/24/2028	4.55%	**	669,890
CISCO SYS INC 4.75% 02-24-2030	2/24/2030	4.75%	**	226,404
CISCO SYS INC 5.3% 02-26-2054	2/26/2054	5.30%	**	365,806
CISCO SYSTEMS INC			**	1,671,551
CIT HOME EQUITY LN TR 2002-1 ASSET BKD CTF CL AF-5 02-25-2033 BEO	2/25/2033	7.21%	**	47,931

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
CITI TRENDS INC COM ORD USD1			**	198,283
CITIBANK CR CARD 6.15% DUE 06-15-2039	6/15/2039	6.15%	**	4,219,722
CITIBANK N A 4.876% 11-19-2027	11/19/2027	4.88%	**	6,720,645
CITIBANK N A 4.914% 05-29-2030	5/29/2030	4.91%	**	2,527,144
CITIBANK N A 5.803% 09-29-2028	9/29/2028	5.80%	**	3,325,902
CITIBANK NA FLTG 04-30-2026	4/30/2026	4.52%	**	2,101,559
CITIC TEL INT HLDGS HKD0.10			**	55,851
CITIGROUP COML MTG 2.646% DUE 07-10-2049	7/10/2049	2.65%	**	1,063,694
CITIGROUP COML MTG TR 2016-C2 COML MTG PASSTHRU CTF CL D 3.25% 08-10-2049	8/10/2049	3.25%	**	1,502,355
CITIGROUP INC 1.122% DUE 01-28-2027	1/28/2027	1.12%	**	1,197,272
CITIGROUP INC 1.462% DUE 06-09-2027 BEO	6/9/2027	1.46%	**	11,160,992
CITIGROUP INC 2.561% DUE 05-01-2032 BEO	5/1/2032	2.56%	**	1,553,014
CITIGROUP INC 2.572% 06-03-2031	6/3/2031	2.57%	**	5,235,510
CITIGROUP INC 3.668% 07-24-2028	7/24/2028	3.67%	**	298,129
CITIGROUP INC 3.7% DUE 01-12-2026	1/12/2026	3.70%	**	754,909
CITIGROUP INC 3.887% 01-10-2028	1/10/2028	3.89%	**	5,535,194
CITIGROUP INC 4.412% 03-31-2031	3/31/2031	4.41%	**	300,171
CITIGROUP INC 4.45% DUE 09-29-2027	9/29/2027	4.45%	**	5,546,199
CITIGROUP INC 4.503% 09-11-2031	9/11/2031	4.50%	**	10,861,870
CITIGROUP INC 4.542% 09-19-2030	9/19/2030	4.54%	**	5,920,984
CITIGROUP INC 4.6% DUE 03-09-2026	3/9/2026	4.60%	**	810,736
CITIGROUP INC 4.643% 05-07-2028	5/7/2028	4.64%	**	15,646,423
CITIGROUP INC 4.786% 03-04-2029	3/4/2029	4.79%	**	9,102,160
CITIGROUP INC 5.174% 09-11-2036	9/11/2036	5.17%	**	783,900
CITIGROUP INC 5.174% 02-13-2030	2/13/2030	5.17%	**	5,617,962
CITIGROUP INC 5.316% 09-26-2020 REG	3/26/2041	5.32%	**	682,640
CITIGROUP INC 5.449% 06-11-2035	6/11/2035	5.45%	**	518,611
CITIGROUP INC 5.612% 03-04-2056	3/4/2056	5.61%	**	249,761
CITIGROUP INC COM NEW COM NEW			**	67,880,090
CITIGROUP INC FLTG RT 4.952% DUE 05-07-2031	5/7/2031	4.95%	**	6,664,597
CITIGROUP INC NEW 2.976% 11-05-2030	11/5/2030	2.98%	**	3,745,659
CITIGROUP INC SR NT 3.057% 01-25-2033	1/25/2033	3.06%	**	1,252,694
CITIGROUP MTG LN TR 2004-RES1 MTG PASSTHRU CTF M-1 VAR 11-25-2034 REG	11/25/2034	4.82%	**	178,733
CITIZEN WATCH CO NPV			**	259,685
CITIZENS AUTO 5.83% DUE 02-15-2028	2/15/2028	5.83%	**	1,077,348
CITIZENS AUTO 5.84% DUE 01-18-2028	1/18/2028	5.84%	**	1,387,922
CITIZENS FINL GROUP INC 5.967% 07-23-2032	7/23/2032	5.72%	**	1,259,965
CITIZENS FINL GROUP INC COM			**	11,769,615
CITY UNION BK COMMON STK			**	84,131
CIVISTA BANCSHARES INC COM NO PAR COM NOPAR			**	9,821
CJ ENM CO LTD			**	11,076
CK HUTCHISON HLDGS HKD1			**	350,347
CLAS OHLSON AB SER'B'NPV			**	168,274
CLEAN HBRS INC COM			**	6,023,791
CLEAR SECURE INC CL A CL A			**	2,442,515
CLEARWATER ANALYTICS HLDGS INC CL A CL A			**	3,391,513
CLEARWATER PAPER CORP COM STK			**	188,616
CLEARWAY ENERGY INC CL C CL C			**	797,142

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
CLECO SECURITIZATION II LLC 5.346% 06-01-2047	6/1/2047	5.35%	**	150,932
CLEV ELEC ILLUM CO 4.55% DUE 11-15-2030	11/15/2030	4.55%	**	184,166
CLEVELAND CLIFFS USD0.125			**	283,462
CLOUDFLARE INC COM			**	979,047
CLP HOLDINGS LTD NPV			**	630,410
CLSA (SHANGHAI PUTAILAI NEW ENERGY TECHNO) P-NOTE 02/09/2030			**	977,834
CLSA(SHENZHEN SUNLORD ELECTRONICS CO LTD) P-NOTE 31/12/2049			**	835,862
CMC MARKETS ORD GBP0.25			**	68,984
CME GROUP INC 4.4% 03-15-2030	3/15/2030	4.40%	**	782,610
CME GROUP INC COM STK			**	5,581,209
CME_OIS CHASUS33 02/01/2029 BRL P 1DBZDIO / R 13.4% SWU02JCH4			**	547
CME_OIS MSNYUS33 01/04/2030 MXN P 1DMXIBTIEF / R 7.75% SWU02GPZ6			**	3,361
CME_OIS MSNYUS33 01/04/2030 MXN P 1DMXIBTIEF / R 7.775 SWU02GP78			**	4,744
CME_OIS MSNYUS33 01/04/2030 MXN P 1DMXIBTIEF / R 7.79% SWU02GP60			**	926
CME_OIS MSNYUS33 06/24/2027 USD P 1DSOFR / R 3.9% SWU027CQ0			**	167,021
CME_OIS MSNYUS33 06/24/2030 USD P 1DSOFR / R 3.7% SWU027CS6			**	109,763
CME_OIS MSNYUS33 06/24/2035 USD P 3.7% / R 1DSOFR SWU027CR8			**	56,926
CME_OIS MSNYUS33 06/24/2055 USD P 3.5% / R 1DSOFR SWU027CT4			**	407,513
CME_OIS MSNYUS33 12/21/2052 USD P 1.75% / R 1DSOFR SWU01JI06			**	4,150,181
CME_OIS MSNYUS33 29/03/2032 MXN P 1DMXIBTIEF / R 7.91% SWU02GP45			**	286
CMO ADJBL RATE MTG TR DUE 09-25-2035 BEO	9/25/2035	5.28%	**	126,940
CMO BANK 2017-BNK4 MTG PASS THRU CTF CL A-SB 3.419% DUE 05-15-2050 REG	5/15/2050	3.42%	**	159,958
CMO BANK 2019-BNK22 COML MTG PASS THRU CTF CL A-4 2.978% DUE 11-15-2062 REG	11/15/2062	2.98%	**	3,694,443
CMO BANK 2022-BNK39 CL A4 2.854% DUE 02-15-2055 BEO	2/15/2055	2.93%	**	1,861,751
CMO BANK 2024-BNK48 SR 24-BNK48 CL AS 5.053% 09-15-2034	10/15/2057	5.05%	**	3,565,055
CMO BANK5 SR 23-5YR1 CL A3 6.26% 03-15-2056	4/15/2056	6.26%	**	6,223,042
CMO BARCLAYS COMMERCIAL MORTGAGE SR 22-C17 CL A5 4.441% 09-15-2055	9/15/2055	4.44%	**	3,200,183
CMO BARCLAYS COMMERCIAL MORTGAGE SEC SR 25-5C37 CL A3 5.015% DUE 09-15-2058 REG	9/15/2058	5.02%	**	3,481,007
CMO BARCLAYS COMMERCIAL MORTGAGE SECURITIES SR 25-C35 CL A5 5.586% 07-15-2058	7/15/2058	5.59%	**	2,421,211
CMO BARCLAYS COMMERCIAL MORTGAGE SR 25-C32 CL A5 FRN 02-15-2062	2/15/2062	5.72%	**	6,394,369
CMO BARCLAYS COMMERCIAL MORTGAGE SR 25-C39 CL AS 5.29694% 12-15-2058	12/15/2058	5.30%	**	3,100,704
CMO BARCLAYS COMMERCIAL MTGE SECURITIES SR 25-5C33 CL A4 5.839% 03-15-2058	3/15/2058	5.84%	**	258,105
CMO BBCMS MTG TR 2018-C2 MTG PASS THRU CTF CL A-3 4.052% DUE 12-15-2051 REG	12/15/2051	4.05%	**	7,082,978
CMO BBCMS MTG TR SER 24-5C31 CL A3 5.6% 12-15-2057	12/15/2057	5.61%	**	1,788,894
CMO BBMCS MORTGAGE TRUST SER 23-C19 CL A2A 5.756% 04-15-2056	4/15/2056	5.76%	**	3,303,768
CMO BEAR STEARNS ALT-A TR SER 2005-4 CL II-3A-2 DUE 05-25-2035 REG	5/25/2035	5.40%	**	182,646
CMO BEAR STEARNS ARM TR 2000-2 MTG PASS THRU CTF CL A-1 VAR RATE 11-25-2030 BEO	11/25/2030	4.79%	**	5,689
CMO BEAR STEARNS ARM TR 2002-11 CL I-A-1DUE 02-25-2033/04-25-2006 BEO	2/25/2033	6.12%	**	80
CMO BEAR STEARNS ARM TR 2004-10 MTG DUE 01-25-2035	1/25/2035	5.13%	**	13,026
CMO BEAR STEARNS ARM TR DUE 02-25-2034 REG	2/25/2034	5.57%	**	54,854
CMO BEAR STEARNS STRUCTURED PRODS INC TR200 DUE 12-25-2046 REG	12/26/2046	3.88%	**	685,748
CMO BEAR STEARNS STRUCTURED PRODS INC TR200 MTG PASSTHRU CTF CL I-A-1 VAR DUE	1/26/2036	4.98%	**	13,516
CMO BENCHMARK 2018-B4 MTG TRSE 2018-B4 CL A3 3.886% DUE 07-15-2051	7/15/2051	3.89%	**	5,962,643
CMO BENCHMARK 2019-B11 MTG TR SER 2019-B11 CLS A4 3.2805% 05-15-2052	5/15/2052	3.28%	**	7,553,350
CMO BENCHMARK 2020-B16 MTG TR 2.475% 12-15-2057	2/15/2053	2.48%	**	4,975,916
CMO BENCHMARK 2022-B32 MTG TR CL A5 2.9089% DUE 01-15-2055 BEO	1/15/2055	3.00%	**	1,766,195
CMO BENCHMARK MORTGAGE TRUST SR 24-V11 CL A3 5.909% 11-15-2057	11/15/2057	5.91%	**	6,856,491
CMO BENCHMARK SER 19-B14 CL A5 3.0486% DUE 12-15-2061	12/15/2062	3.05%	**	8,532,616

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
CMO BMO MORTGAGE TRUST SER 24-5C5 CLS A3 5.8574% 02-15-2057	2/15/2057	5.86%	**	7,837,634
CMO BMO MORTGAGE TRUST SR 24-5C8 CL A3 VAR RT 12-15-2057	12/15/2057	5.63%	**	4,697,771
CMO BMO MRTG TR SR 25-5C9 CL A3 5.7785% 12-15-2057	4/15/2058	5.78%	**	4,918,904
CMO BMO MTG TR SR 25-SC10 CL A3 5.57840%05-15-2058	5/15/2058	5.58%	**	5,105,844
CMO CHASE MTG FIN TR SER 2007-A1 PASSTHRU CTF CL 1-A1 4.366 03-25-37 REG	2/25/2037	6.65%	**	3,912
CMO CITIGROUP COML MTG TR 2016-C3 COML MTG CTF CL A-3 2.86% 11-15-2049	11/15/2049	2.90%	**	5,414,664
CMO CITIGROUP COML MTG TR 2016-P3 BNDS 3.495% 04-15-2049	4/15/2049	3.33%	**	996,859
CMO CITIGROUP COML MTG TR 2016-P5 2.684%DUE 10-10-2049 REG	10/10/2049	2.68%	**	6,575,025
CMO CITIGROUP COML MTG TR 2017-B1 COML MTG CTF CL A-AB 3.243% 08-15-2050	8/15/2050	3.24%	**	570,233
CMO CITIGROUP COML MTG TR SER 2016-P6 CLS A4 3.458% 12-10-2049	12/10/2049	3.46%	**	1,429,150
CMO CITIGROUP MTG LN TR SER 2005-6 CL A1FLT RT DUE 09-25-2035/12-25-2021 BEO	9/25/2035	5.75%	**	2,282
CMO COMM 2019-GC44 MTG TR SER 19-GC44 CLS A3 2.688% DUE 08-15-2057 REG	8/15/2057	2.69%	**	5,356,122
CMO CREDIT SUISSE 1ST BSTN MTG SECS CORPSER 2004-8 CL 6A1 4.5 DUE 12-25-2019 REG	3/25/2060	4.50%	**	10,548
CMO CWMBS INC SER 2005-11 CL 3-A-1 FLT RT DUE 04-25-2035 REG	4/25/2035	3.64%	**	231,464
CMO FREMF 2016-K53 MTG TR MTG PASSTHRU CTF CL B 144A DUE 03-25-2049 BEO	3/25/2049	4.13%	**	164,128
CMO GS MTG SECS CORP 2003-2F CL IIIA-1 6% DUE 03-25-2032 BEO	3/25/2032	6.00%	**	831
CMO GS MTG SECS TR 2017-GS7 COML MTG PASSTHRU CTF CL A-4 0 DUE 08-10-2050 REG	8/10/2050	3.43%	**	4,167,098
CMO GS MTG SECS TR SER 2016-GS3 CL AAB 2.777% 10-10-2049	10/10/2049	2.78%	**	15,772
CMO HARBORVIEW MTG LN TR 2003-1 CL A FLTG RT 05-19-2033	5/19/2033	4.92%	**	1,606
CMO HARBORVIEW MTG LN TR 2005-9 CL 2-A-1A DUE 06-20-2035 REG	6/20/2035	4.53%	**	71,429
CMO J P MORGAN CHASE CML MTG SECS TR 2016-N PTHRU CTF CL A 144A 10-06-38 BEO	9/6/2038	2.95%	**	2,620,719
CMO J P MORGAN MTG TR 2005-A1 MTG PASSTHRU CTF CL 6-T-1 DUE 02-25-2035 REG	2/25/2035	5.23%	**	29,384
CMO JJPMDB COML MTG SECS SER 17-C5 CL A4 3.4141% DUE 03-15-2050 REG	3/15/2050	3.41%	**	5,032,300
CMO JPMCC COML MTG SECS TR 2016-JP2 2.5589% DUE 08-15-2049 BEO	8/15/2049	2.56%	**	3,598,999
CMO JPMCC COML MTG SECS TR 2017-JP7 CL A-3 3.3785% 09-15-2050	9/15/2050	3.38%	**	243,261
CMO JPMDB COML MTG SECS SR 2017-C7 CL A-5 3.4092% DUE 10-15-2050	10/15/2050	3.41%	**	5,748,906
CMO JPMDB COML MTG SECS TR 2020-COR7 SR 20-COR7 CL A-4 1.9152% 05-13-2053	5/13/2053	1.92%	**	7,434,818
CMO MASTR ADJ RATE MTGS TR 2003-6 MTG PASSTHRU CTF CL 3-A-1 DUE 12-25-2033 REG	12/25/2033	4.14%	**	11,695
CMO MELLON RESDNTL FDG CORP 2000-TBC2 MTG PASSTHRU CTF CL A-1 VAR 05-25-30	6/15/2030	4.34%	**	28,013
CMO MERRILL LYNCH MTG INVS INC 2004-A CLA-1 FLTG DUE 04-25-2029 REG	4/25/2029	4.31%	**	1,053
CMO MERRILL LYNCH MTG INVS INC SER 2003-C CL A1 6-25-28	6/25/2028	4.51%	**	14,231
CMO MERRILL LYNCH MTG INVS INC SER 2005-A5 CL A3 DUE 06-25-2035 REG	6/25/2035	4.80%	**	769,505
CMO MORGAN STANLEY BAML TRUST SR 25-SC1 CL A3 5.635% 03-15-2030	3/15/2058	5.64%	**	3,265,922
CMO MORGAN STANLEY BK AMER MERRILL TR 2017-C33 CL A-3 3.295% 05-15-2050	5/15/2050	3.30%	**	6,549,383
CMO MORGAN STANLEY CAP I TR 2018-H3 CL A-SB 4.12% 07-15-2051	7/15/2051	4.12%	**	2,176,388
CMO MORGAN STANLEY CAP I TR SER 2019-L2 CL A4 4.071% 03-15-2052	3/15/2052	4.07%	**	1,277,602
CMO MORGAN STANLEY MTG LN TR 2004-2AR DUE 01-25-2035 REG	1/25/2035	4.17%	**	21,318
CMO MSWF COMMERCIAL MORTGAGE TRUST SR 23-2 CL A5 VAR RT 12-15-2056	12/15/2056	6.01%	**	3,782,116
CMO RESDNTL FDG MTG SECS I INC MTG PASS 2003-S9 CL A-1 6.5 03-25-2032 REG	3/25/2032	6.50%	**	500
CMO SER 12-CR4 CL A3 2.853% DUE 10-15-2045 REG	10/15/2045	2.85%	**	129,134
CMO SMRT 2022-MINI COML MTG PASSTHRU CTFCL A 144A DUE 01-15-2039 BEO	1/15/2039	4.75%	**	409,999
CMO STRUCTU ASST MTG INVTS II INC 2004-AR1 FLT MTG PASS CTF CL IA1 3-19-34	3/19/2034	4.55%	**	26,123
CMO STRUCTURED ASSET SECS CORP 2004-4 MTG PASSTHRU CTF 2-A1 DUE 04-25-2034 REG	4/25/2034	5.08%	**	52,411
CMO STRUCTURED ASSET SECS CORP 2004-4 MTG PASSTHRU CTF 3-A2 DUE 04-25-2034 REG	4/25/2034	6.05%	**	184
CMO STRUCTURED AST MTG INVTS II INC DUE 05-19-2035 REG	5/19/2035	4.53%	**	1,367,597
CMO STRUCTURED AST MTG INVTS II INC DUE 07-19-2035 REG	7/19/2035	4.35%	**	190,967
CMO STRUCTURED AST SECS CORP 2004-1 MTG PASSTHRU CTF CL 4-A1 DUE 02-25-2034 REG	2/25/2034	6.14%	**	1,188
CMO STRUCTURED AST SECS CORP FOR FUTURE IS 2003-31A CL 2-A7 10-25-2033 REG	10/25/2033	5.76%	**	475,744

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
CMO STRUCTURED AST SECS CORP FOR FUTURE IS DUE 06-25-2033 REG	6/25/2033	6.25%	**	10,651
CMO STRUCTURED AST SECS CORP SER 2003-22A CL 3-A 4.42 DUE 6-25-2033 REG	6/25/2033	5.86%	**	24,432
CMO UBS COML MTG TR SER 2017-C3 CL ASB 3.215% 08-15-2050	8/15/2050	3.22%	**	1,535,529
CMO WAMU MTG PASS-THROUGH CTFS 2005-AR2 CL 2A-1A VAR DUE 01-25-2045 REG	1/25/2045	4.47%	**	302,154
CMO WAMU MTG PASS-THRU CTFS TR 2002-AR2 MTG PASSTHRU CTF CL A VAR DUE 02-27-2034	2/27/2034	4.12%	**	282,659
CMO WELLS FARGO COML MTG SER 2017-C39 CL ASB 3.212% 09-15-2050	9/15/2050	3.21%	**	568,019
CMO WELLS FARGO COML MTG TR 2016-NXS5 CL A-6 01-15-2059	1/15/2059	3.64%	**	1,780,546
CMO WELLS FARGO COML MTG TR SR 25-5C3 CL A3 6.096% 01-15-2058	1/15/2058	6.10%	**	5,074,091
CMO WELLS FARGO COMMERCIAL MORTGAGE TRU SER 24-5C1 CL A3 5.928% 07-15-2057	7/15/2057	5.93%	**	7,122,851
CMOC GROUP LIMITED			**	3,531,943
CMOMORGAN STANLEY BK AMER MERRILL SER 2016-C31 CL A-SB 2.952% 12-15-2025	11/15/2049	2.95%	**	16,335
CNA FNCL CORP COM			**	81,206
CNH EQUIP TR 2022-B ASSET BACKED NT CL A-3 3.89% 08-16-2027	11/15/2027	3.89%	**	1,238,189
CNH INDL CAP LLC 5.1% 04-20-2029	4/20/2029	5.10%	**	705,714
CNH INDUSTRIAL NV COM STK			**	9,810,311
CNX RESOURCES CORPORATION COM			**	145,499
COAL INDIA LTD			**	6,178,730
COASTAL FINL CORP WA COM NEW COM NEW			**	2,369,721
COBANK ACB FXD RATE RESET NON CUM PERP 7.25% 12-31-2049	12/31/2049	7.25%	**	2,876,784
COCA COAL FEMSA SAB DE CV			**	74,215
COCA COLA CO 5.3% 05-13-2054	5/13/2054	5.30%	**	197,015
COCA COLA CO 5.4% 05-13-2064	5/13/2064	5.40%	**	360,939
COCA COLA CO COM			**	4,943,825
COCA COLA CO FIXED 2.5% DUE 06-01-2040	6/1/2040	2.50%	**	223,688
COCA-COLA EUROPACIFIC PARTNERS			**	5,210,352
COCA-COLA FEMSA S A B DE C V 1.85% DUE 09-01-2032/09-01-2020 REG	9/1/2032	1.85%	**	312,502
CODAN LTD NPV			**	1,405,890
COEUR MNG INC COM NEW COM NEW			**	566,780
COFORGE LIMITED FV INR 2 DEMAT EQUITY			**	450,020
COGECO INC SUB-VTG SHS NPV			**	14,005
COGENT BIOSCIENCES INC COM NEW COM USD			**	400,275
COGNA EDUCACAO SA COM NPV			**	369,310
COGNEX CORP COM			**	248,010
COGNIZANT TECH SOLUTIONS CORP CL A			**	2,895,040
COHERENT CORP COM			**	4,267,443
COHORT ORD GBP0.10			**	182,689
COLGATE-PALM (IND) INR1.00			**	106,349
COLLEGE AVE STUDENT LNS 2021-B LLC ASSETBACKED NT CL A-2 144A 1.76% 06-25-2052	6/25/2052	1.76%	**	1,100,477
COLOMBIA REP 7.5% 02-02-2034	2/2/2034	7.50%	**	208,400
COLOPL INC NPV			**	140,952
COLT CZ GROUP SE CZK0.10			**	324,964
COLUMBIA BKG SYS INC COM			**	7,747,964
COLUMBUS MCKINNON CORP N Y COM			**	190,613
COM ALCOA CORPORATION COM USD0.01			**	746,776
COM7 PCL THB0.25(NVDR)			**	219,361
COMCAST CORP NEW 2.8% DUE 01-15-2051/05-28-2020 REG	1/15/2051	2.80%	**	442,748
COMCAST CORP NEW 2.887% 11-01-2051 BEO	11/1/2051	2.89%	**	241,855
COMCAST CORP NEW 3.45% DUE 02-01-2050	2/1/2050	3.45%	**	670,532

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
COMCAST CORP NEW 3.75% DUE 04-01-2040	4/1/2040	3.75%	**	190,086
COMCAST CORP NEW 3.9% DUE 03-01-2038	3/1/2038	3.90%	**	794,506
COMCAST CORP NEW 3.999% 11-01-2049	11/1/2049	4.00%	**	413,708
COMCAST CORP NEW 4% DUE 03-01-2048	3/1/2048	4.00%	**	452,778
COMCAST CORP NEW 4.2% DUE 08-15-2034	8/15/2034	4.20%	**	143,487
COMCAST CORP NEW 4.25% DUE 01-15-2033	1/15/2033	4.25%	**	97,983
COMCAST CORP NEW FIXED 3.4% DUE 04-01-2030	4/1/2030	3.40%	**	844,475
COMCAST CORP NEW FIXED 3.969% DUE 11-01-2047	11/1/2047	3.97%	**	187,871
COMCAST CORP NEW SR NT 144A 5.168% 01-15-2037	1/15/2037	5.17%	**	872,599
COMCAST CORP NEW-CL A			**	30,042,678
COMFORT SYS USA INC COM			**	15,010,103
COMM 2018-HOME MTG VAR RT 3.81507% DUE 04-10-2033	4/10/2033	3.82%	**	7,111,177
COMM 2024-CBM MTG TR COML MTG PASSTHRU CTF CL 5.867% 12-10-2041	12/10/2041	5.87%	**	235,539
COMMERCE.COM INC SERIES 1			**	107,392
COMMERCIAL METALS CO COM			**	2,814,278
COMMONSPIRIT HEALTH 4.975% 09-01-2035	9/1/2035	4.98%	**	4,556,370
COMMONSPIRIT HEALTH 6.073% 11-01-2027	11/1/2027	6.07%	**	103,382
COMMONSPIRIT HLTH 2.782% DUE 10-01-2030	10/1/2030	2.78%	**	605,430
COMMONSPIRIT HLTH 4.352% DUE 09-01-2030	9/1/2030	4.35%	**	498,288
COMMONWEALTH EDISON CO 2.95% 08-15-2027	8/15/2027	2.95%	**	2,366,950
COMMONWEALTH EDISON CO 4.0% DUE 03-01-2048 REG	3/1/2048	4.00%	**	179,363
COMMUNITY FINANCIAL SYSTEM INC			**	3,913,215
COMMUNITY HEALTH SYS INC NEW COM			**	3,120
COMMUNITY HEALTHCARE TR INC REIT			**	6,240
COMMUNITY TR BANCORP INC COM			**	27,911
COMMUNITY WEST BANCSHARES NEW COM			**	27,158
COMP.FIN.RICHEMONT CHF1 (REGD)			**	17,877,564
COMPASS GROUP ORD GBP0.1105			**	15,418,931
COMPASS INC CL A CL A			**	2,159,736
COMPASS THERAPEUTICS INC COM			**	11,642
COMPEQ MFG TWD10			**	1,093,359
COMPUTERSHARE LTD NPV			**	186,820
COMSTOCK INC FORMERLY COMSTOCK MNG COM PAR $0.000666 NEW			**	1,096,484
COMSYS HOLDINGS CORPORATION NPV			**	278,914
COMTURE CORPORATIO NPV			**	19,637
COMWLTH BK 5.071% DUE 09-14-2028	9/14/2028	5.07%	**	8,688,866
COMWLTH EDISON CO 5.95% DUE 06-01-2055	6/1/2055	5.95%	**	364,820
CONAGRA BRANDS INC 5.75% 08-01-2035	8/1/2035	5.75%	**	511,784
CONAGRA BRANDS INC COM USD5			**	4,257,585
CONDUENT INC COM			**	76,381
CONE TR 2024-DFW1 MTG PASSTHRU CTF CL A 144A 5.32192% 08-15-2041	8/15/2041	5.39%	**	908,582
CONFLUENT INC CL A CL A			**	36,318
CONNECTICUT LIGHT & POWER CO 1ST MTG BD 4.65% 01-01-2029	1/1/2029	4.65%	**	225,308
CONOCOPHILLIPS CO 5.55% 03-15-2054	3/15/2054	5.55%	**	1,280,395
CONOCOPHILLIPS COM			**	30,022,599
CONOCOPHILLIPS COMPANY 5.5% 01-15-2055	1/15/2055	5.50%	**	479,771
CONS EDISON CO N Y 3.875% DUE 06-15-2047	6/15/2047	3.88%	**	70,038

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
CONS EDISON CO N Y 4.2% DUE 03-15-2042	3/15/2042	4.20%	**	102,898
CONSOLIDATED EDISON CO N Y INC 4.125% 05-15-2049 REG	5/15/2049	4.12%	**	119,498
CONSOLIDATED EDISON CO N Y INC 5.75% 11-15-2055	11/15/2055	5.75%	**	205,293
CONSTELLATION BRANDS INC 2.25% DUE 08-01-2031 BEO	8/1/2031	2.25%	**	1,225,628
CONSTELLATION BRANDS INC CL A CL A			**	6,451,423
CONSTELLATION ENERGY CORPORATION COM NPV WI			**	16,467,328
CONSTELLATION ENERGY GENERATION LLC 5.6%DUE 03-01-2028	3/1/2028	5.60%	**	2,022,627
CONSTELLATION ENERGY GENERATION LLC 5.8%DUE 03-01-2033	3/1/2033	5.80%	**	298,220
CONSTELLATION ENERGY GENERATION LLC 6.5%10-01-2053	10/1/2053	6.50%	**	792,201
CONSTELLIUM SE (FRANCE) EUR0.02 CLASS A			**	79,660
CONSTRUTORA TENDA COM NPV			**	224,098
CONSUMERS 2023 SECURE FUND 5.21% 09-01-2030	9/1/2030	5.21%	**	1,856,333
CONSUMERS ENERGY 4.05% DUE 05-15-2048	5/15/2048	4.05%	**	201,994
CONSUMERS ENERGY CO 4.5% 01-15-2031	1/15/2031	4.50%	**	2,417,381
CONSUMERS ENERGY CO 4.9% 02-15-2029	2/15/2029	4.90%	**	1,672,455
CONSUMERS ENERGY COMPANY 4.6% 05-30-2029	5/30/2029	4.60%	**	513,564
CONSUMERS ENERGY FIXED 3.75% 02-15-2050	2/15/2050	3.75%	**	112,745
CONSUN PHARMACEUTI HKD0.1			**	468,185
CONTEMPORARY AMPER CNY1 H SHS			**	1,415,803
CONTINENTAL AG ORD NPV			**	2,567,190
CONTROLADORA NEMAK NPV 144A/REG S			**	49,829
CONVATEC GROUP PLC ORD GBP0.1 (WI)			**	1,061,322
COOPERATIEVE 3.75% DUE 07-21-2026	7/21/2026	3.75%	**	498,867
COOPERATIEVE 4.8% DUE 01-09-2029	1/9/2029	4.80%	**	1,645,115
COOPER-STANDARD HOLDING COM			**	242,417
COPA HOLDINGS SA COM STK			**	55,963
COPART INC COM			**	15,612,198
COPT DEFENSE PROPERTIES COM STK USD0.01			**	104,667
COPT DEFENSE PROPERTIES LP 4.5% 10-15-2030	10/15/2030	4.50%	**	99,632
CORE & MAIN INC COM CL A COM CL A			**	1,971,222
CORE NATURAL RESOURCES INC COM USD0.01			**	118,161
CORE SCIENTIFIC INC NEW COM			**	1,258,159
COREBRIDGE FINL INC COM			**	13,702,218
COREBRIDGE FINL INC SR NT 3.65% 04-05-2027	4/5/2027	3.65%	**	4,331,361
CORECIVIC INC COM			**	138,108
COREWEAVE INC COM CL A COM CL A			**	54,424
CORNING INC 3.9% DUE 11-15-2049	11/15/2049	3.90%	**	231,923
COROMANDEL INTL LTD			**	621,751
CORONATION FUND MA ZAR0.0001			**	152,807
CORP COMERCI SAB DE CV			**	17,269
CORPORACION ANDINA DE FOMENTO 2.25% 02-08-2027	2/8/2027	2.25%	**	1,050,665
CORPORACION ANDINA DE FOMENTO 5.0% 01-24-2029	1/24/2029	5.00%	**	1,344,998
CORPORACION NPV			**	256,767
CORPORATE OFFICE PPTYS L P 2.25% DUE 03-15-2026	3/15/2026	2.25%	**	79,648
CORPORATE OFFICE PPTYS L P GTD SR NT 2.75% 04-15-2031	4/15/2031	2.75%	**	2,533,723
CORTEVA INC COM USD0.01 WI			**	6,221,993
CORVEL CORP COM			**	105,633
COSCO SHIPPING PORTS LTD			**	44,607

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
COSCO SHIPPING INT HKD0.10			**	23,858
COSMO ENERGY HOLDINGS CO LTD COMSTK			**	628,601
COSTAIN GROUP ORD GBP0.01			**	82,311
COSTAMARE INC COM STK			**	282,357
COSTCO WHOLESALE CORP NEW COM			**	52,367,321
COTERRA ENERGY INC 4.375% 03-15-2029	3/15/2029	4.38%	**	2,076,462
COTERRA ENERGY INC COM			**	88,304
COTY INC COM CL A COM CL A			**	173,515
COUNTRYWIDE AST-BACKED CERTIFICATES SER 2007-13 RATE 02-25-2036 REG	10/25/2047	4.65%	**	1,399,411
COUPANG INC			**	341,512
COURSERA INC COM			**	192,825
COUSINS PPTYS INC			**	209,695
COVENANT LOGISTICS GROUP INC CL A			**	271,952
COVEO SOLUTIONS IN SUB VTG SHS			**	99,487
CPI EUROPE AG			**	127,630
CR ACCEP AUTO LN 4.68% DUE 09-15-2034	9/15/2034	4.68%	**	935,268
CR ACCEP AUTO LN 4.87% DUE 01-15-2036	1/15/2036	4.87%	**	1,353,343
CR ACCEP AUTO LN 5.95% DUE 06-15-2034	6/15/2034	5.95%	**	1,730,114
CR ACCEP AUTO LN 6.03% DUE 05-15-2034	5/15/2034	6.03%	**	2,134,085
CR ACCEP AUTO LN 6.48% DUE 03-15-2033	3/15/2033	6.48%	**	141,348
CR ACCEP AUTO LN 7.02% DUE 05-16-2033	5/16/2033	7.02%	**	2,015,319
CR ACCEP AUTO LN 7.71% DUE 07-15-2033	7/15/2033	7.71%	**	1,528,180
CR AGRICOLE S A FLTG RT 4.818% DUE 09-25-2033	9/25/2033	4.82%	**	340,043
CRAFTSMAN AUTO LTD INR100			**	408,090
CRANE CO NEW COM			**	790,283
CRANEWARE PLC ORD GBP0.01			**	333,008
CREDIT AGRICOLE SA EUR3			**	205,766
CREDIT SAISON CO NPV			**	638,938
CREDIT SUISSE AG NEW YORK 1.25% 08-07-2026	8/7/2026	1.25%	**	246,223
CREDITACCESS GRAME INR10			**	7,071
CREDITO EMILIANO EUR1			**	31,405
CREDO TECHNOLOGY GROUP HOLDING LTD			**	2,874,778
CREEK & RIVER NPV			**	58,959
CRH AMER FIN INC 5.0% 02-09-2036	2/9/2036	5.00%	**	306,656
CRH ORD EUR 0.32			**	10,353,034
CRH SMW FIN DESIGNATED ACTIVITY CO 5.2% 05-21-2029	5/21/2029	5.20%	**	3,367,483
CRICUT INC CL A COM CL A COM			**	81,274
CRINETICS PHARMACEUTICALS INC COM			**	1,452,313
CROSSROADS AST TR 4.91% DUE 02-20-2032	2/20/2032	4.91%	**	395,308
CROWDSTRIKE HLDGS INC CL A CL A			**	16,666,293
CROWN CASTLE INC 5.6% 06-01-2029	6/1/2029	5.60%	**	493,069
CROWN CASTLE INC COM			**	716,825
CROWN CASTLE INTL 2.25% DUE 01-15-2031	1/15/2031	2.25%	**	4,487,921
CROWN CASTLE INTL 3.65% DUE 09-01-2027	9/1/2027	3.65%	**	1,216,719
CROWN CASTLE TOWERS LLC/CROWN PPN BOND 4.241% 07-15-2028	7/15/2048	4.24%	**	8,175,404
CROWN HLDGS INC COM			**	5,702,170
CRVNA 2022-P2 B NEW ISSUE 5.08% 04-10-2028	4/10/2028	5.08%	**	2,401,986
CS DISCO INC COM			**	70,616

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
CS WIND CORP KRW500			**	63,936
CSAIL COML MTG SR 2018-CX11 CL ASB 4.0339% 04-15-2051	4/15/2051	4.03%	**	1,293,794
CSAIL 2017-C8 CL A-SB 3.18574% 06-15-2050	6/15/2050	3.19%	**	2,375,447
CSE GLOBAL LTD SGD0.05			**	236,906
CSG SYS INTL INC COM			**	9,740
CSL FIN PLC GTD SR NT 144A 3.85% 04-27-2027	4/27/2027	3.85%	**	686,297
CSL LTD NPV			**	166,480
CSMC 2021-RPL2 TR FLTG RT 1.11456% DUE 01-25-2060	1/25/2060	1.11%	**	204,709
CSMC 2022-RPL4 TR MTG BACKED NT CL A-1 144A 3.90435% 04-25-2062	4/25/2062	3.90%	**	3,009,708
CSPC PHARMACEUTICAL GROUP LTD HKD0.10			**	64,984
CSSC (HK) SHIPPING NPV			**	8,634
CSTONE REG S			**	60,260
CSWF 2021-SOP2 FLTG RT 4.86155% DUE 06-15-2034	6/15/2034	4.93%	**	870,093
CSWF 2021-SOP2 MTG PASSTHRU CTF CL B 144A 5.16155% 06-15-2034	6/15/2034	5.23%	**	3,788,017
CSX CORP 4.5% 11-15-2052	11/15/2052	4.50%	**	519,244
CSX CORP 4.75% DUE 11-15-2048	11/15/2048	4.75%	**	222,983
CTS CO LTD NPV			**	30,087
CTT CORREIOS DE PORTUGAL SA EUR 0.17			**	1,487,663
CUBESMART			**	3,664,410
CULLEN / FROST BANKERS INC COM			**	8,050,882
CUMMINS INC			**	14,496,780
CUMMINS INC 4.9% 02-20-2029	2/20/2029	4.90%	**	210,540
CUMMINS INDIA INR2			**	227,395
CURTISS WRIGHT CORP COM			**	1,414,559
CURY CONST E INCO COM NPV			**	309,375
CUSTOMERS BANCORP INC COM			**	2,495,439
CVS HEALTH CORP 1.75% DUE 08-21-2030	8/21/2030	1.75%	**	1,164,650
CVS HEALTH CORP 4.78% DUE 03-25-2038	3/25/2038	4.78%	**	284,054
CVS HEALTH CORP 5.125% DUE 07-20-2045	7/20/2045	5.12%	**	642,907
CVS HEALTH CORP 5.25% 02-21-2033	2/21/2033	5.25%	**	825,143
CVS HEALTH CORP 5.4% 06-01-2029	6/1/2029	5.40%	**	2,269,622
CVS HEALTH CORP 5.875% 06-01-2053	6/1/2053	5.88%	**	175,474
CVS HEALTH CORP COM			**	10,908,984
CWABS INC 2004-6 ASSET BKD CTF CL 1-A-1 FLTG RATE 12-25-2034 REG	12/25/2034	4.39%	**	1,185,901
CWABS INC FLTG RT 4.28707% DUE 10-25-2034	10/25/2034	4.35%	**	3,677,174
CYBERAGENT INC			**	368,762
CYBER-ARK SOFTWARE LTD COM ILS0.01			**	93,673
CYFROWY POLSAT SA PLN0.04			**	27,874
CYRELA BRAZIL RLTY S A EMPREENDIMENTOS ECOM NPV			**	1,075,125
CYTEK BIOSCIENCES INC COM			**	232,229
CYTOKINETICS INC COMMON STOCK			**	1,855,813
D R HORTON INC 1.3% 10-15-2026	10/15/2026	1.30%	**	51,921
D R HORTON INC COM			**	2,529,599
D2L INC SUB VTG SHS			**	32,525
DAE CHANG FORGING KRW500			**	78,727
DAECHANG CO LTD KRW500			**	47,280
DAEDONG CORP			**	94,993
DAESANG CORPN KRW1000			**	11,149

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
DAEWOO ENGINEERING & CONSTRUCTION KRW5000			**	14,290
DAEWOONG PHARM CO KRW2500			**	83,725
DAH SING BANKING G NPV			**	121,731
DAH SING FINANCIAL NPV			**	112,665
DAI-DAN CO LTD NPV			**	625,536
DAIDO STEEL CO NPV			**	35,716
DAIHATSU INFINEARTH MFG CO LTD			**	137,469
DAIHEN CORP NPV			**	554,487
DAI-ICHI LIFE HOLD NPV			**	1,754,688
DAIICHI SANKYO COM NPV			**	401,559
DAIKIN INDUSTRIES NPV			**	11,696,092
DAIMLER TRUCK HOLD NPV			**	2,809,709
DAISHI HOKUETSU NPV			**	373,907
DAISHIN SECURITIES 1ST PRF KRW5000			**	80,630
DAIWA HOUSE INDS NPV			**	43,111
DAIWA OFFICE INVESTMENT CORP REIT			**	164,857
DAIWABO HOLDINGS NPV			**	64,865
DALLAS FT WORTH TEX INTL ARPT REV 4.087%11-01-2051	11/1/2051	4.09%	**	123,013
DALLAS TEX TAXABLE-CAP APPREC-SER B DUE 02-15-2027 BEO TAXABLE ZCP	2/15/2027	—%	**	2,778,431
DALMIA BHARAT LTD INR2.00			**	54,197
DAMAI ENTERTAINMENT HOLDINGS LTD HKD0.25			**	8,544
DANA INC COM			**	1,787,560
DANAHER CORP SR NT 2.8% 12-10-2051	12/10/2051	2.80%	**	303,663
DANIELI & C DI RISP EUR1(NON CNV)			**	1,129,765
DANSKE BANK A/S DKK10			**	563,296
DANSKE BK A/S 0% CP 02-06-2026	2/6/2026	—%	**	2,113,541
DANSKE BK A/S VAR RT 5.019% DUE 03-04-2031	3/4/2031	5.02%	**	429,275
DARDEN RESTAURANTS INC 4.35% 10-15-2027	10/15/2027	4.35%	**	2,517,022
DARDEN RESTAURANTS INC COM			**	1,119,946
DARLING INGREDIENTS INC COMSTK			**	658,440
DARWIN PRECISIONS TWD10			**	24,361
DASSAULT SYSTEMES EUR0.10			**	3,254,423
DATA PATTERNS IND INR2			**	186,710
DATADOG INC COM USD0.00001 CL A			**	8,512,974
DATATEC ZAR0.01			**	518,887
DAVE INC COM USD0.0001 CL A (POST REV SPLIT)			**	9,751,561
DAY ONE BIOPHARMACEUTICALS INC COM USD0.0001			**	239,440
DAYFORCE INC			**	1,251,104
DB HITEK CO., LTD			**	1,068,376
DBAPPSECURITY CO A CNY1			**	863,724
DBJPM 2020-C9 MTG PASS THRU CTF CL A-3 1.882% 08-15-2053	8/15/2053	1.88%	**	4,671,228
DBS GROUP HLDGS NPV			**	9,499,684
DC COML MTG TR 6.3143% DUE 09-12-2040	9/12/2040	6.31%	**	5,870,283
DECKERS OUTDOOR CORP COM			**	925,877
DEEP VALUE DRILLER NOK0.10			**	85,367
DEERE & CO COM			**	11,918,126
DEERE & COMPANY 5.7% 19/01/2055	1/19/2055	5.70%	**	124,678
DEERE JOHN CAP 4.25% DUE 06-05-2028	6/5/2028	4.25%	**	2,053,436

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
DEERE JOHN CAP 4.85% DUE 03-05-2027	3/5/2027	4.85%	**	452,683
DEERE JOHN CAP CORP MEDIUM TERM NTS-BOOK4.95% 07-14-2028	7/14/2028	4.95%	**	398,581
DELEK GROUP ILS1			**	327,855
DELEK US HLDGS INC NEW COM			**	111,462
DELL INTL L L C / 4.5% DUE 02-15-2031	2/15/2031	4.50%	**	1,604,213
DELL INTL L L C / 4.75% 04-01-2028	4/1/2028	4.75%	**	1,552,238
DELL INTL L L C / EMC CORP 5.0% 04-01-2030	4/1/2030	5.00%	**	246,119
DELL INTL L L C/EMC CORP 4.15% 02-15-2029	2/15/2029	4.15%	**	2,099,304
DELL INTL L L C/EMC CORP 4.9% 10-01-2026	10/1/2026	4.90%	**	146,685
DELL INTL L L C/EMC CORP 5.3% 04-01-2032	4/1/2032	5.30%	**	592,131
DELL TECHNOLOGIES INC COM USD0.01 CL C WI COMMON STOCK			**	1,500,364
DELTA AIR LINES INC DEL COM NEW COM NEW			**	1,111,788
DELTA ELECTRONIC TWD10			**	7,692,844
DELTA ELECTRONICS THB0.1 (NVDR)			**	118,061
DELUXE CORP COM STK USD1			**	4,718,508
DEME GROUP NV NPV			**	321,645
DENSO CORP NPV			**	10,009,034
DENTSPLY SIRONA INC COM			**	3,218,345
DERAYAH FINANCIAL COMPANY			**	110,822
DEUTSCHE BANK AG NPV(REGD)			**	12,893,523
DEUTSCHE BK AG N Y 07-10-2025 4.41% CD 07-10-2026	7/10/2026	4.41%	**	2,022,674
DEUTSCHE BK AG N Y 3.547% DUE 09-18-2031	9/18/2031	3.55%	**	7,625,609
DEUTSCHE BK AG N Y 4.469% DUE 12-10-2031	12/10/2031	4.47%	**	883,420
DEUTSCHE BK AG N Y 5.373% 01-10-2029	1/10/2029	5.37%	**	5,531,917
DEUTSCHE BK AG N Y BRANCH 2.311% 11-16-2027	11/16/2027	2.31%	**	7,643,661
DEUTSCHE BK AG N Y BRANCH 4.95% 08-04-2031	8/4/2031	4.95%	**	1,486,118
DEUTSCHE BK AG N Y BRANCH 5.403% 09-11-2035	9/11/2035	5.40%	**	490,460
DEUTSCHE BK AG N Y BRANCH 6.819% 11-20-2029	11/20/2029	6.82%	**	963,058
DEUTSCHE BK AG N Y BRANCH DUE 11-16-2027BEO	11/16/2027	5.09%	**	1,054,465
DEUTSCHE BK AG N Y BRH 1.686% DUE 03-19-2026 BEO	3/19/2026	1.69%	**	895,659
DEUTSCHE BK AG N Y BRH 2.552% 01-07-2028	1/7/2028	2.55%	**	850,756
DEUTSCHE BK AG NY 5.706% 02-08-2028	2/8/2028	5.71%	**	1,107,203
DEUTSCHE BOERSE AG NPV(REGD)			**	12,839,871
DEUTSCHE LUFTHANSA ORD NPV (REGD)(VINK)			**	43,942
DEUTZ AG NPV			**	1,028,730
DEVON ENERGY CORP 5.6 DUE 07-15-2041	7/15/2041	5.60%	**	174,634
DEVON ENERGY CORP 5.75% 09-15-2054	9/15/2054	5.75%	**	476,004
DEVON ENERGY CORP FIXED 5% DUE 06-15-2045	6/15/2045	5.00%	**	148,406
DEVON ENERGY CORP NEW COM			**	5,086,369
DEVON ENERGY CORPORATION 5.2% 09-15-2034	9/15/2034	5.20%	**	808,632
DEXCOM INC COM			**	5,652,335
DEXIA 24/01/2030 4.75% 01-24-2030	1/24/2030	4.75%	**	4,111,014
DEXUS PROPERTY GROUP NPV			**	117,380
DEYAAR DEVELOPMENT AED1			**	538,389
DFI TWD10			**	40,636
DFS FURNITURE PLC ORD GBP 0.1000			**	19,886
DHARMA SATYA NUSANTARA TBK COM STK			**	75,786
DHT HOLDINGS INC SHS NEW			**	443,980

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
DIAGEO CAP PLC 5.3% DUE 10-24-2027	10/24/2027	5.30%	**	1,683,526
DIAGEO INVT CORP 5.625% 04-15-2035	4/15/2035	5.62%	**	317,945
DIAGEO PLC SPONSORED ADR NEW			**	3,208,985
DIAMONDBACK ENERGY INC 3.5% DUE 12-01-2029	12/1/2029	3.50%	**	4,711,512
DIAMONDBACK ENERGY INC 5.15% 01-30-2030	1/30/2030	5.15%	**	3,598,852
DIAMONDBACK ENERGY INC 5.2% 04-18-2027	4/18/2027	5.20%	**	1,074,409
DIAMONDBACK ENERGY INC 5.75% 04-18-2054	4/18/2054	5.75%	**	284,636
DIAMONDBACK ENERGY INC COM			**	1,349,362
DIANTHUS THERAPEUTICS INC COM			**	100,594
DIGI INTL INC COM			**	1,039
DIGITAL CORE REIT NPV (REIT)			**	383,112
DIGITAL DAESUNG CO KRW500			**	18,078
DIGITAL HEARTS HOLDINGS CO.LTD.			**	20,877
DIGITAL RLTY TR INC COM			**	1,123,349
DIGITALOCEAN HLDGS INC COM			**	3,453,669
DILLARDS INC CL A COM			**	859,184
DIOS FASTIGHETER NPV			**	330,472
DIRECIONAL ENGENHA COM NPV			**	339,096
DISC MEDICINE INC COM			**	267,056
DISCO CORPORATION NPV			**	1,259,989
DISCOVER BK NEW 3.45% DUE 07-27-2026	7/27/2026	3.45%	**	299,099
DISCOVER CARD EXECUTION NT TR SER 23-A2 CL A 4.93% 06-15-2028	6/15/2028	4.93%	**	1,105,560
DISCOVERY LIMITED ZAR0.001			**	1,340,854
DISNEY WALT CO 2.75% DUE 09-01-2049	9/1/2049	2.75%	**	376,156
DISTRIBUIDORA INTL DE ALIMENTACION EUR5			**	269,109
DISTRICT COLUMBIA UNIV REV 5.751% 04-01-2035	4/1/2035	5.75%	**	53,333
DL E&C CO LTD KRW5000			**	116,262
D-LINK TWD10			**	92,444
DNB ASA NOK			**	1,738,143
DNOW INC COM USD0.01			**	641,923
DOCTORS CO AN INTERINSURANCE SURPLUS NT 144A 4.5% 01-18-2032	1/18/2032	4.50%	**	89,927
DOCUSIGN INC COM			**	169,153
DOF GROUP ASA NOK2.50			**	213,412
DOGAN SIRKETLER TRY1			**	74,673
DOGU ARAS ENERJI TRY1			**	135,559
DOHA BANK QAR1.00			**	69,885
DOLE PLC COM USD0.01			**	812,788
DOLLAR GEN CORP NEW COM			**	3,208,918
DOLLARAMA INC COM STK NPV			**	29,931
DOLP TR 2021-NYC 2.956% DUE 05-10-2041	5/10/2041	2.96%	**	1,618,459
DOMINICAN REP 5.3% 01-21-2041	1/21/2041	5.30%	**	226,250
DOMINICAN REP BD USD 144A 7.05% 02-03-2031	2/3/2031	7.05%	**	536,575
DOMINICAN REPUBLIC 4.875% DUE 09-23-2032 REG	9/23/2032	4.88%	**	192,250
DOMINICAN REPUBLIC 6.6% 06-01-2036	6/1/2036	6.60%	**	157,890
DOMINION ENERGY FIXED 4.25% DUE 06-01-2028	6/1/2028	4.25%	**	479,730
DOMINION ENERGY INC 3.3% DUE 04-15-2041	4/15/2041	3.30%	**	418,671
DOMINION ENERGY INC 5.0% 06-15-2030	6/15/2030	5.00%	**	1,125,954
DOMINION ENERGY INC 7.0% 06-01-2054	6/1/2054	7.00%	**	1,840,677

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
DOMINION ENERGY INC COM STK NPV			**	42,346,626
DOMINION RES INC 2.85% DUE 08-15-2026	8/15/2026	2.85%	**	615,351
DOMINOS PIZZA INC COM			**	43,349
DOMO INC CL B CL B			**	219,838
DONALDSON INC COM			**	23,938
DONEGAL GROUP INC CL A NEW CLA			**	155,165
DONGBU INSURANCE CO LTD KRW500			**	214,776
DONGFANG ELECT COR 'H'CNY1			**	1,733,153
DONGFENG MOTOR GRO 'H'CNY1			**	4,533
DONGGUAN AOHAI TECHNOLOGY CO LTD A CNY1			**	357,573
DONGJIANG ENVIRONM 'H'CNY1.00			**	23,217
DONGJIN SEMICHEM C KRW500			**	121,560
DONGKUK HOLDINGS CO LTD KRW5000			**	62,597
DONGSUNG FINETEC C KRW500			**	610,315
DONGYANG COMSTK			**	23,494
DONGYUE GROUP LTD HKD0.1			**	436,498
DOORDASH INC CL A COM USD0.00001 CLASS A			**	6,487,293
DOOSAN CORPORATION 1ST PFD KRW5000			**	65,905
DOOSAN CORPORATION KRW5000			**	91,082
DORIAN LPG LIMITED COM USD0.01			**	414
DORMAKABA HOLDING CHF0.01 'B'(REGD)			**	103,235
DORMAN PRODS INC COM			**	817,366
DOSHISHA CO LTD NPV			**	534,754
DOUBLEUGAMES CO KRW500			**	11,162
DOVER CORP COM USD1.00			**	1,521,896
DOW INC COM USD0.01 WI			**	3,080,970
DOWDUPONT INC 5.319% DUE 11-15-2038	11/15/2038	5.32%	**	231,010
DOWNER EDI LTD NPV			**	299,490
DOXIMITY INC COM USD0.001 CL A			**	444,483
DPM METALS INC COM NPV			**	2,494,293
DR AUTO 4.5% DUE 09-15-2028	9/15/2028	4.50%	**	951,243
DR AUTO 4.52% DUE 07-16-2029	7/16/2029	4.52%	**	5,522,278
DR AUTO 4.65% DUE 09-15-2032	9/15/2032	4.65%	**	3,915,680
DR AUTO 4.67% DUE 05-17-2032	5/17/2032	4.67%	**	905,788
DR AUTO 4.78% DUE 09-15-2032	9/15/2032	4.78%	**	539,775
DR AUTO 4.79% DUE 09-15-2032	9/15/2032	4.79%	**	6,300,524
DR AUTO 4.99% DUE 09-15-2032	9/15/2032	4.99%	**	238,011
DR PEPPER SNAPPLE 2.55% DUE 09-15-2026	9/15/2026	2.55%	**	52,441
DR. ING. H.C. F. NON-VTG PRF NPV			**	26,361
DRAFTKINGS INC NEW CL A			**	828,522
DRAX GROUP ORD GBP0.1155172			**	2,004,229
DREAM FINDERS HOMES INC COM CL A COM CL A			**	4,584,784
DRIVE AUTO RECEIVABLES TR SR 24-1 CL B 5.31%01-16-2029	1/16/2029	5.31%	**	317,447
DRIVE AUTO RECEIVABLES TRUST SR 24-2 CL D 4.94% 05-17-2032	5/17/2032	4.94%	**	1,764,747
DRIVEN BRANDS HLDGS INC COM			**	2,653
DROPBOX INC CL A CL A			**	2,888,198
DSM FIRMENICH AG EUR0.01			**	64,846
DSV A S DKK1			**	111,229

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
DT AUTO OWNER TR 2023-1 ASSET BACKED NT CL C 144A 5.55% 10-16-2028	10/16/2028	5.55%	**	721,403
DT AUTO OWNER TR 5.79% DUE 02-15-2029	2/15/2029	5.79%	**	2,149,044
DT MIDSTREAM INC COM USD0.01 WI			**	562,257
DTE ELEC CO 4.25% 05-14-2027	5/14/2027	4.25%	**	565,866
DTE ELEC CO 5.2% DUE 04-01-2033	4/1/2033	5.20%	**	208,196
DTE ELEC CO 5.25% 05-15-2035	5/15/2035	5.25%	**	3,913,905
DTE ELEC CO GEN & REF MTG BD SER 2022 3%03-01-2032	3/1/2032	3.00%	**	3,792,781
DTE ELEC SECURITIZATION FDG II LLC 6.09%09-01-2037	9/1/2037	6.09%	**	5,415,436
DTE ENERGY CO 2.85% DUE 10-01-2026	10/1/2026	2.85%	**	1,997,388
DTE ENERGY CO 4.875% 06-01-2028	6/1/2028	4.88%	**	2,635,672
DTE ENERGY CO 5.1% 03-01-2029	3/1/2029	5.10%	**	1,444,994
DTE ENERGY CO 5.2% 04-01-2030	4/1/2030	5.20%	**	103,244
DTE ENERGY CO COM			**	44,885
DTS CORP JPY50			**	25,875
DUBAI INVESTMENTS AED1			**	36,314
DUBAI ISLAMIC BK AED1			**	2,367,862
DUERR AG ORD NPV			**	1,265,769
DUKE ENERGY 3.95% DUE 11-15-2028	11/15/2028	3.95%	**	1,243,524
DUKE ENERGY 4.15% DUE 12-01-2044	12/1/2044	4.15%	**	183,807
DUKE ENERGY 6.1% DUE 06-01-2037	6/1/2037	6.10%	**	323,623
DUKE ENERGY CAROLINAS LLC 4.85% 03-15-2030	3/15/2030	4.85%	**	2,374,747
DUKE ENERGY CAROLINAS LLC 5.25% 03-15-2035	3/15/2035	5.25%	**	5,176,572
DUKE ENERGY CAROLINAS LLC 5.4% DUE 01-15-2054	1/15/2054	5.40%	**	427,700
DUKE ENERGY CORP 2.65% DUE 09-01-2026	9/1/2026	2.65%	**	2,371,947
DUKE ENERGY CORP 3.75% 04-01-2031	4/1/2031	3.75%	**	952,817
DUKE ENERGY CORP 4.3% DUE 03-15-2028	3/15/2028	4.30%	**	1,985,073
DUKE ENERGY CORP 5% DUE 08-15-2052	8/15/2052	5.00%	**	257,019
DUKE ENERGY CORP 5.7% 09-15-2055	9/15/2055	5.70%	**	355,866
DUKE ENERGY CORP FIXED 2.45% DUE 06-01-2030	6/1/2030	2.45%	**	824,172
DUKE ENERGY CORP NEW 4.85% 01-05-2029	1/5/2029	4.85%	**	2,870,434
DUKE ENERGY CORP NEW COM NEW COM NEW			**	22,681,190
DUKE ENERGY CORP NEW SR NT 3.3% 06-15-2041	6/15/2041	3.30%	**	541,392
DUKE ENERGY FIXED 3.7% DUE 12-01-2047	12/1/2047	3.70%	**	303,170
DUKE ENERGY FLA FIXED 2.4% DUE 12-15-2031	12/15/2031	2.40%	**	1,035,309
DUKE ENERGY FLA FIXED 3.8% DUE 07-15-2028	7/15/2028	3.80%	**	4,296,519
DUKE ENERGY IND LLC 5.9% 05-15-2055	5/15/2055	5.90%	**	189,200
DUKE ENERGY PROGRESS LLC 2.5% DUE 08-15-2050	8/15/2050	2.50%	**	234,112
DUKE ENERGY PROGRESS LLC 4.35% 03-06-2027	3/6/2027	4.35%	**	1,414,387
DUKE ENERGY PROGRESS LLC 5.55% 03-15-2055	3/15/2055	5.55%	**	346,406
DUNELM GROUP LTD W/I			**	238,245
DUOLINGO INC CL A COM CL A COM			**	177,606
DUPONT DE NEMOURS INC COMMON STOCK			**	694,937
DUTCH BROS INC CL A CL A			**	2,117,539
DWS GROUP SE NPV			**	442,398
DXC TECHNOLOGY CO COM			**	285,880
DYNACOR GROUP INC COM			**	39,826
DYNATRACE INC COM			**	164,302
E L F BEAUTY INC COM			**	163,714

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
E.I.D.-PARRY(INDIA INR1			**	156,139
E1 CORPORATION KRW5000			**	22,841
EAGLE MATLS INC COM			**	902,158
EAST WEST BANCORP INC COM			**	1,660,787
EASTERN ENERGY GAS HLDGS LLC 6.2% 01-15-2055	1/15/2055	6.20%	**	114,129
EASTERN ENERGY GAS HOLDINGS LLC 5.8% 01-15-2035	1/15/2035	5.80%	**	4,442,223
EASTMAN CHEM CO 5.0% 08-01-2029	8/1/2029	5.00%	**	1,192,229
EASTN GAS TRANSM & FIXED 3.9% DUE 11-15-2049	11/15/2049	3.90%	**	69,401
EASTN GAS TRANSM & FIXED 4.8% DUE 11-01-2043	11/1/2043	4.80%	**	265,790
EASYJET ORD GBP0.27285714			**	627,671
EATON CORP PLC COM USD0.50			**	30,677,609
EBASE CO LTD NPV			**	20,021
EBAY INC COM USD0.001			**	29,004
ECHOSTAR CORPORATION			**	469,149
ECLERX SERVICES INR10			**	180,332
ECOLAB INC 1.65% 02-01-2027	2/1/2027	1.65%	**	1,563,838
ECOLAB INC 4.3% 06-15-2028	6/15/2028	4.30%	**	1,022,982
ECOPETROL S A 8.375% 01-19-2036	1/19/2036	8.38%	**	925,755
ECORODOVIAS INFRA COM NPV			**	73,894
EDAN INSTRUMENTS I A CNY1			**	186,583
EDENRED EUR2			**	3,887,615
EDISON INTL 5.25% 11-15-2028	11/15/2028	5.25%	**	1,064,549
EDISON INTL 6.95% DUE 11-15-2029	11/15/2029	6.95%	**	1,811,129
EDISON INTL COM			**	1,178,853
EDITAS MEDICINE INC COM			**	155,775
EDWARDS LIFESCIENCES CORP COM			**	25,393,418
EEKA FASHION HLDGS HKD0.01			**	20,424
EFMT 2022-4 FLTG RT 5.9% DUE 09-25-2067	9/25/2067	5.90%	**	2,661,644
EGAIN CORPORATION COM NEW			**	16,464
EHIME BANK NPV			**	34,221
EIDP INC 4.5% 05-15-2026	5/15/2026	4.50%	**	1,134,909
EIFFAGE EUR4			**	391,295
EISAI CO LTD NPV			**	4,266,229
EL PUERTO DE LIVER SER'C1'NPV(NON VTG)			**	26,766
ELAN MICROELECTRON TWD10			**	588,342
ELASTIC N V COM USD0.01			**	499,715
ELBIT SYSTEMS LTD ILS1			**	482,173
ELDORADO GOLD CORP COM NPV (POST REV SPLIT)			**	3,418,822
ELECTR ARTS COM			**	336,736
ELECTRIC POWER DEVELOPMENT CO LTD NPV			**	1,789,901
ELECTRICAL INDUSTRIES COMPANY SAR10			**	399,071
ELECTRICITY GENRTG THB10(NVDR)			**	92,633
ELEVANCE HEALTH INC			**	32,595,191
ELEVANCE HEALTH INC 4.0% 09-15-2028	9/15/2028	4.00%	**	898,836
ELEVANCE HEALTH INC 4.6% 09-15-2032	9/15/2032	4.60%	**	4,449,595
ELEVANCE HEALTH INC 5.15% 06-15-2029	6/15/2029	5.15%	**	1,538,290
ELI LILLY & CO 4.55% 02-12-2028	2/12/2028	4.55%	**	565,659
ELI LILLY & CO 4.75% 02-12-2030	2/12/2030	4.75%	**	438,408

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
ELI LILLY & CO 4.95% 02-27-2063	2/27/2063	4.95%	**	135,874
ELI LILLY & CO 5.5% 02-12-2055	2/12/2055	5.50%	**	301,765
ELI LILLY & CO 5.6% 10-15-2055	10/15/2055	5.55%	**	50,535
ELI LILLY & CO 5.65% 10-15-2065	10/15/2065	5.65%	**	192,198
ELI LILLY & CO COM NPV			**	81,178,252
ELI LILLY AND COMPANY 4.7% 02-09-2034	2/9/2034	4.70%	**	2,792,594
ELI LILLY AND COMPANY 5.0% 02-09-2054	2/9/2054	5.00%	**	1,024,773
ELITE MATERIAL TWD10			**	418,835
ELM TR 2024-ELM COML MTG PASSTHRU CTF 144A 6.19505% 06-10-2039	6/10/2039	6.20%	**	1,507,808
ELMOS SEMICONDUCT NPV			**	246,071
EMAAR DEVELOPMENT AED1			**	1,837,362
EMAAR PROPERTIES AED1			**	2,147,107
E-MART INC. KRW5000			**	114,736
EMBASSY DEVELOPMENTS LTD			**	34,027
EMCOR GROUP INC COM			**	5,273,018
EMERA INC COM NPV			**	217,119
EMERA US FIN LP 4.75% DUE 06-15-2046	6/15/2046	4.75%	**	522,566
EMERALD RESOURCES NPV			**	309,967
EMERSON ELECTRIC CO COM			**	544,019
EMIRATES CENTRAL C AED0.1			**	99,663
EMIRATES NBD BANK AED1			**	2,328,628
EMIRATES TELECOMMUNICATIONS GROUP COMPA NY PJSC ETISALAT GROUP			**	3,366,842
EMLAK KONUT GAYRIM TRY1 (B SHARES)			**	171,763
EMPEROR WATCH AND NPV			**	45,014
EMPIRE CO CLASS'A'N/VTG COM NPV			**	4,796,543
EMPIRE DIST BONDCO LLC 5.091% 01-01-2037	1/1/2037	5.09%	**	7,006,963
EMPLOYERS HLDGS INC COM			**	351,965
EN INC NPV			**	47,190
ENACT HLDGS INC COM			**	176,596
ENBRIDGE INC 1.6% DUE 10-04-2026 BEO	10/4/2026	1.60%	**	1,148,918
ENBRIDGE INC 4.6% 06-20-2028	6/20/2028	4.60%	**	2,049,624
ENBRIDGE INC 5.25% 04-05-2027	4/5/2027	5.25%	**	137,893
ENBRIDGE INC 5.625% 04-05-2034	4/5/2034	5.62%	**	784,139
ENBRIDGE INC 5.7% 03-08-2033	3/8/2033	5.70%	**	1,054,934
ENBRIDGE INC 5.95% 04-05-2054	4/5/2054	5.95%	**	599,214
ENBRIDGE INC 6.2% 11-15-2030	11/15/2030	6.20%	**	4,891,357
ENBRIDGE INC 6.7% 11-15-2053	11/15/2053	6.70%	**	429,597
ENCANA CORP 6.5% DUE 08-15-2034	8/15/2034	6.50%	**	107,594
ENCOMPASS HEALTH CORP COM USD0.01			**	1,420,896
ENDEAVOUR MINING P ORD USD0.01			**	1,557,098
ENDESA SA EUR1.2			**	761,773
ENDUR ASA NOK0.50			**	723,309
ENDURANCE TECH INR10			**	307,632
ENEA SA PLN1.00			**	428,569
ENEL SPA EUR1			**	2,518,167
ENEOS HOLDINGS INC			**	710,480
ENERFLEX LTD COM NPV			**	236,646
ENERGY RECOVERY INC COM			**	270,690

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
ENERGY TRANSFER 3.75% DUE 05-15-2030	5/15/2030	3.75%	**	3,366,736
ENERGY TRANSFER 4.95% DUE 06-15-2028	6/15/2028	4.95%	**	991,413
ENERGY TRANSFER 6.25% DUE 04-15-2049	4/15/2049	6.25%	**	1,389,885
ENERGY TRANSFER FIXED 5.3% DUE 04-15-2047	4/15/2047	5.30%	**	177,930
ENERGY TRANSFER FIXED 5.5% DUE 06-01-2027	6/1/2027	5.50%	**	3,790,692
ENERGY TRANSFER L P 5.7% 04-01-2035	4/1/2035	5.70%	**	2,073,964
ENERGY TRANSFER L P 6.1% 12-01-2028	12/1/2028	6.10%	**	5,398,002
ENERGY TRANSFER L P 6.2% 04-01-2055	4/1/2055	6.20%	**	196,698
ENERGY TRANSFER L P 6.4% 12-01-2030	12/1/2030	6.40%	**	535,201
ENERGY TRANSFER L P 6.55% 12-01-2033	12/1/2033	6.55%	**	3,375,882
ENERGY TRANSFER LP 5.25% 07-01-2029	7/1/2029	5.25%	**	3,624,560
ENERGY TRANSFER LP 5.55% 05-15-2034	5/15/2034	5.55%	**	555,853
ENERGY TRANSFER OPER L P 5.0% 05-15-2050	5/15/2050	5.00%	**	319,090
ENERGY TRANSFER PARTNERS L P 4.2% 04-15-2027	4/15/2027	4.20%	**	2,657,359
ENERJISA ENERJI TRY0.01			**	248,265
ENERPAC TOOL GROUP CORP CL A COM CL A COM			**	7,518,749
ENERSYS COM			**	8,590,745
ENF TECHNOLOGY CO KRW500			**	11,452
ENGHOUSE SYSTEMS COM NPV			**	531,833
ENGIE COMSTK			**	14,413,571
ENHABIT INC COM			**	87,572
ENI SPA EUR1			**	8,299,910
ENLIVEN THERAPEUTICS INC COM			**	17,941
ENNOCONN CORPORATI TWD10			**	410,321
ENNOSTAR INC TWD10			**	276,484
ENOVA INTL INC COM			**	232,499
ENOVIS CORPORATION COM USD0.001			**	1,149,836
ENPRO INC			**	3,212
ENSIGN ENERGY SVS COM NPV			**	49,846
ENSIGN GROUP INC COM STK			**	1,609,434
ENTEGRIS INC COM			**	778,133
ENTERGY ARK LLC 2.65% DUE 06-15-2051	6/15/2051	2.65%	**	388,085
ENTERGY ARK LLC 5.45% 06-01-2034	6/1/2034	5.45%	**	4,501,174
ENTERGY CORP NEW COM			**	7,207,229
ENTERGY LA LLC 2.4% DUE 10-01-2026	10/1/2026	2.40%	**	79,211
ENTERGY LA LLC 3.12% 09-01-2027	9/1/2027	3.12%	**	93,841
ENTERGY LA LLC 4.0% 03-15-2033	3/15/2033	4.00%	**	159,370
ENTERGY LA LLC 5.7% 03-15-2054	3/15/2054	5.70%	**	199,371
ENTERGY MISS LLC 3.85% DUE 06-01-2049	6/1/2049	3.85%	**	352,093
ENTERGY MISSISSIPPI LLC 5.0% 09-01-2033	9/1/2033	5.00%	**	1,425,848
ENTERGY TEX INC 3.55% DUE 09-30-2049	9/30/2049	3.55%	**	214,770
ENTERGY TEX INC 5.25% 04-15-2035	4/15/2035	5.25%	**	2,157,664
ENTERGY TEX RESTORATION FDG II LLC 3.697% 12-15-2036	12/15/2036	3.70%	**	688,652
ENTERGY TEXAS INC 5.55% 09-15-2054	9/15/2054	5.55%	**	340,846
ENTERGY TEXAS INC 5.8% 09-01-2053	9/1/2053	5.80%	**	220,186
ENTERPRISE FINL SVCS CORP COM STK			**	13,068
ENTERPRISE FLEET FNC 2017-2 ASSET BACKEDNT CL A-2 144A 4.5% 04-20-2028	4/20/2028	4.50%	**	1,206,099
ENTERPRISE PRODS 2.8% DUE 01-31-2030	1/31/2030	2.80%	**	1,635,157

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
ENTERPRISE PRODS OPER LLC 4.3% 06-20-2028	6/20/2028	4.30%	**	1,635,418
ENTERPRISE PRODS OPER LLC 4.6% 01-11-2027	1/11/2027	4.60%	**	2,718,527
ENTERPRISE PRODS OPER LLC 5.2% 01-15-2036	1/15/2036	5.20%	**	280,423
ENTERPRISE PRODS OPER LLC 5.55% 02-16-2055	2/16/2055	5.55%	**	320,900
ENTERPRISE PRODUCTS OPER L P 3.125% DUE 07-31-2029	7/31/2029	3.12%	**	3,711,593
ENTRADA THERAPEUTICS INC COM			**	38,930
EOG RES INC 5% 07-15-2032	7/15/2032	5.00%	**	3,149,210
EOG RES INC 5.35% 01-15-2036	1/15/2036	5.35%	**	3,522,123
EOG RESOURCES INC COM			**	11,571,892
EPIROC AB SER'A'NPV			**	55,972
EQ NEW FV RE 1			**	309,648
EQT AB SR NT 144A 5.85% 05-08-2035	5/8/2035	5.85%	**	719,274
EQT CORP 3.9% DUE 10-01-2027	10/1/2027	3.90%	**	2,719,928
EQT CORP 4.5% 01-15-2029	1/15/2029	4.50%	**	3,128,784
EQT CORP 4.75% 01-15-2031	1/15/2031	4.75%	**	1,873,956
EQT CORP 6.375% 04-01-2029	4/1/2029	6.38%	**	2,965,351
EQT CORP 7% DUE 02-01-2030	2/1/2030	7.00%	**	1,436,882
EQT CORP SR NT 6.5% 07-01-2027	7/1/2027	6.50%	**	784,939
EQT CORP SR NT 7.5% 06-01-2030	6/1/2030	7.50%	**	4,865,598
EQT CORPORATION 5.0% DUE 01-15-2029 BEO	1/15/2029	5.00%	**	3,400,977
EQUIFAX INC COM			**	15,056,893
EQUINIX EUROPE 2 FING CORP LLC 4.6% 11-15-2030	11/15/2030	4.60%	**	4,065,802
EQUINIX INC 1.45% DUE 05-15-2026 BEO	5/15/2026	1.45%	**	2,589,015
EQUINIX INC 1.55% DUE 03-15-2028	3/15/2028	1.55%	**	437,409
EQUINIX INC 1.8% DUE 07-15-2027	7/15/2027	1.80%	**	2,097,620
EQUINIX INC 2.15% DUE 07-15-2030	7/15/2030	2.15%	**	1,332,694
EQUINIX INC 2.5% DUE 05-15-2031 BEO	5/15/2031	2.50%	**	453,035
EQUINIX INC 2.9% 11-18-2026	11/18/2026	2.90%	**	5,431,414
EQUINIX INC FIXED 3.2% 11-18-2029	11/18/2029	3.20%	**	3,459,583
EQUINIX INC SR NT 2% 05-15-2028	5/15/2028	2.00%	**	781,729
EQUINOX GOLD CORP COM NPV(POST REV SPLIT)			**	6,501
EQUITABLE HLDGS INC COM			**	1,857,206
ERAJAYA TBK IDR100			**	18,224
ERICSSON			**	32,307,341
ERICSSON(LM)TEL SER'B'NPV			**	218,775
ERSAN ALISVERIS HI TRY1			**	18,285
ERSTE GROUP BANK AG NPV			**	1,493,234
ESAB CORPORATION COM USD0.001 WI			**	5,660,852
ESCO TECHNOLOGIES INC			**	1,785,278
ESCORTS KUBOTA LTD INR10			**	282,629
ESPEC Y50			**	19,264
ESPRINET EUR0.15			**	162,400
ESR-REIT NPV REIT (POST-SPLT)			**	107,262
ESSENT GROUP LTD COM STK			**	7,080,174
ESSENTIAL UTILS INC COM			**	731,180
ESSEX PORTFOLIO L FIXED 1.65% DUE 01-15-2031	1/15/2031	1.65%	**	279,585
ESSEX PORTFOLIO L FIXED 2.65% DUE 03-15-2032	3/15/2032	2.65%	**	267,885

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
ESSEX PORTFOLIO L P 5.375% 04-01-2035	4/1/2035	5.38%	**	309,203
ESSEX PPTY TR REIT			**	21,458
ESSILORLUXOTTICA EUR 0.18			**	118,235
ESSILORLUXOTTICA EUR0.18			**	644,985
ETHAN ALLEN INTERIORS INC COM			**	296,052
ETIHAD ETISALAT CO SAR10			**	2,781,597
ETSY INC COM			**	1,620,068
EUGENE TECHNOLOGY KRW500			**	19,368
EUROFINS SCIENTIFI EUR0.01			**	128,323
EURONET WORLDWIDE INC COM			**	5,624,529
EURONEXT EUR1.60			**	4,300,630
EVA PRECISION INDL HKD0.10			**	72,726
EVERBRIGHT SECURIT 'H'CNY1			**	106,906
EVERCORE INC			**	846,542
EVEREST GROUP LTD			**	4,981,319
EVEREST MEDICINES LTD			**	149,659
EVERGREEN MARINE C TWD10			**	4,045,448
EVERGY KANS CENT INC 4.7% 03-13-2028	3/13/2028	4.70%	**	624,577
EVERGY KANS CENT INC 5.25% 03-15-2035	3/15/2035	5.25%	**	2,946,764
EVERGY METRO INC 5.4% 04-01-2034	4/1/2034	5.40%	**	6,459,085
EVERSOURCE ENERGY 2.9% 03-01-2027	3/1/2027	2.90%	**	2,275,270
EVERSOURCE ENERGY 4.45%12-15-2030	12/15/2030	4.45%	**	1,238,028
EVERSOURCE ENERGY 4.75% 05-15-2026	5/15/2026	4.75%	**	3,814,714
EVERSOURCE ENERGY 5.0% 01-01-2027	1/1/2027	5.00%	**	1,015,299
EVERSOURCE ENERGY 5.125% DUE 05-15-2033	5/15/2033	5.12%	**	556,447
EVERSOURCE ENERGY COM			**	1,038,431
EVERTEC INC COM			**	82,616
EVOLENT HEALTH INC CL A CL A			**	294,244
EVOLUTION MINING NPV			**	1,814,491
EVRAZ PLC ORD US0.5			**	336,084
EXACT SCIENCES CORP COM			**	784,449
EXAIL TECHNOLOGIES			**	61,451
EXCELERATE ENERGY INC CL A COM CL A COM			**	5,549,636
EXEDY CORP NPV			**	1,059,402
EXELIXIS INC COM STK			**	2,635,717
EXELON CORP 4.05% DUE 04-15-2030	4/15/2030	4.05%	**	338,129
EXELON CORP 5.15% 03-15-2028	3/15/2028	5.15%	**	1,993,764
EXELON CORP 5.15% 03-15-2029	3/15/2029	5.15%	**	1,364,320
EXELON CORP 5.6% DUE 03-15-2053	3/15/2053	5.60%	**	272,253
EXELON CORP 6.5% 03-15-2055	3/15/2055	6.50%	**	83,364
EXELON CORP COM			**	8,203,202
EXELON GENERATION 5.75% DUE 10-01-2041	10/1/2041	5.75%	**	51,100
EXELON GENERATION SR NT 6.25 DUE 10-01-2039	10/1/2039	6.25%	**	304,070
EXEO GROUP INC NPV			**	1,115,906
EXETER AUTOMOBILE 4.28% DUE 07-15-2030	7/15/2030	4.28%	**	6,524,036
EXETER AUTOMOBILE 4.39% DUE 09-17-2029	9/17/2029	4.39%	**	1,406,121
EXETER AUTOMOBILE 4.64% DUE 01-15-2030	1/15/2030	4.64%	**	3,414,510
EXETER AUTOMOBILE 4.68% DUE 03-15-2032	3/15/2032	4.68%	**	336,114

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
EXETER AUTOMOBILE 4.91% DUE 08-15-2029	8/15/2029	4.91%	**	4,351,160
EXETER AUTOMOBILE 5.48% DUE 08-15-2030	8/15/2030	5.48%	**	3,903,187
EXETER AUTOMOBILE 5.57% DUE 09-15-2028	9/15/2028	5.57%	**	578,486
EXETER AUTOMOBILE 5.61% DUE 04-17-2028	4/17/2028	5.61%	**	507,502
EXETER AUTOMOBILE 5.92% DUE 02-15-2030	2/15/2030	5.92%	**	1,581,283
EXETER AUTOMOBILE 6.21% DUE 06-15-2028	6/15/2028	6.21%	**	1,087,041
EXETER AUTOMOBILE 6.32% DUE 05-15-2028	5/15/2028	6.32%	**	1,546,375
EXETER AUTOMOBILE FIXED 4.57% DUE 06-16-2031	6/16/2031	4.57%	**	1,499,355
EXETER AUTOMOBILE RECEIVABLES SER 24-1A CL C 5.410% 05-15-2030	5/15/2030	5.41%	**	626,504
EXETER AUTOMOBILE RECEIVABLES TR 4.38% 06-15-2028	6/15/2028	4.38%	**	4,303,957
EXETER AUTOMOBILE RECEIVABLES TR AUTO RECEIVABLES BKD NT CL 5.82% 02-15-2028	2/15/2028	5.82%	**	47,825
EXETER AUTOMOBILE RECEIVABLES TR SER 24-3A CL C 5.7% 07-16-2029	7/16/2029	5.70%	**	4,051,269
EXETER AUTOMOBILE RECEIVABLES TR SER 25-4A CL A2 4.53% 03-15-2028	3/15/2028	4.53%	**	1,497,071
EXETER AUTOMOBILE RECEIVABLES TRUST SR 23-2A CL C 5.75% 07-17-2028	7/17/2028	5.75%	**	2,338,065
EXETER AUTOMOBILE RECEIVABLES TRUST SR 25-3A CL C 5.09% 10-15-2031	10/15/2031	5.09%	**	391,044
EXETER SELECT 4.69% DUE 04-15-2030	4/15/2030	4.69%	**	4,079,786
EXLSERVICE COM INC COM STK			**	2,327,622
EXP WORLD HOLDINGS INC			**	410,490
EXPAND ENERGY CORP			**	1,143,881
EXPAND ENERGY CORPORATION 5.375% 03-15-2030	3/15/2030	5.38%	**	4,952,259
EXPEDIA GROUP INC COM USD0.001			**	847,097
EXPERIAN ORD USD0.10			**	12,494,319
EXTENDED STAY AMER TR 2025-ESH 5.45% 10-15-2042	10/15/2042	5.05%	**	1,201,874
EXTENDED STAY AMER TR 2025-ESH 5.75% 10-15-2042	10/15/2042	5.35%	**	2,503,904
EXTRA SPACE FIXED 5.7% 04-01-2028	4/1/2028	5.70%	**	310,033
EXTRA SPACE STORAGE INC 2.35% 03-15-2032	3/15/2032	2.35%	**	482,105
EXTRA SPACE STORAGE L P 4.95% 01-15-2033	1/15/2033	4.95%	**	202,375
EXTRA SPACE STORAGE L P 5.4% 06-15-2035	6/15/2035	5.40%	**	3,338,448
EXTRA SPACE STORAGE L P SR NT 2.2% 10-15-2030	10/15/2030	2.20%	**	113,232
EXXON MOBIL CORP 3.095% DUE 08-16-2049	8/16/2049	3.10%	**	294,697
EXXON MOBIL CORP 3.452% DUE 04-15-2051 REG	4/15/2051	3.45%	**	734,237
EXXON MOBIL CORP 4.114% DUE 03-01-2046	3/1/2046	4.11%	**	125,812
EXXON MOBIL CORP COM			**	28,152,580
EXZEO GROUP INC COM			**	1,731,450
F&G ANNUITIES & LIFE INC COM			**	309,604
F.C.C. CO LTD NPV			**	92,309
F5 INC COM STK NPV			**	36,633,128
FABRINET COM USD0.01			**	3,325,365
FACC AG NVP			**	46,650
FACTSET RESH SYS INC COM STK			**	831,394
FAIRFAX FINANCIAL HLDGS LTD 5.625% 08-16-2032	8/16/2032	5.62%	**	4,962,514
FAIRFAX FINANCIAL HLDGS LTD 6.1% 03-15-2055	3/15/2055	6.10%	**	804,864
FAIRFAX FINL HLDGS 2.75% SNR 29/03/2028 EUR	3/29/2028	2.75%	**	116,720
FAIRFAX FINL HLDGS LTD 6.5% 05-20-2055	5/20/2055	6.50%	**	6,368,958
FALABELLA SA COM NPV			**	276,473
FANNIE MAE 1997-89 CL-ZA 7.0% DUE 12-20-2027	12/20/2027	7.00%	**	11,241
FANNIE MAE BS9278 4.65% 08-01-2028	8/1/2028	4.65%	**	1,774,226
FANNIE MAE BV2859 3% 03-01-2052	3/1/2052	3.00%	**	52,808

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FANNIE MAE BZ0819 POOL #BZ0819 4.62% 04-01-2029	4/1/2029	4.62%	**	2,228,869
FANNIE MAE BZ3405 4.32% 03-01-2030	3/1/2030	4.32%	**	902,646
FANNIE MAE FN BY9041 6% 08-01-2053	8/1/2053	6.00%	**	1,015,637
FANNIE MAE FNR 2013-34 PF 5.7851% 08-25-2042	8/25/2042	4.34%	**	730,351
FANNIE MAE POOL #BS7923 4.1% 03-01-2028	3/1/2028	4.10%	**	4,019,719
FANNIE MAE POOL #BZ0592 5.05% 03-01-2029	3/1/2029	5.05%	**	3,086,654
FANNIE MAE POOL #BZ3406 4.32% 03-01-2030	3/1/2030	4.32%	**	1,121,744
FANNIE MAE POOL #CB8226 6.5% 03-01-2054	3/1/2054	6.50%	**	398,970
FANNIE MAE POOL #FN BZ2693 5.29% 01-01-2036	1/1/2036	5.29%	**	342,195
FANNIE MAE POOL FN DA5981 6.50% 6.5% 01-01-2054	1/1/2054	6.50%	**	40,632
FANNIE MAE POOL#BZ3735 4.36% 05-01-2030	5/1/2030	4.36%	**	4,038,287
FANNIE MAE REMIC SER 15-88 CL AC 3.0% 04-25-2043	4/25/2043	3.00%	**	2,293,827
FANNIE MAE REMIC SR 015-60 CL-AF FLTG RATE 08-25-2045	8/25/2045	4.29%	**	482,549
FANNIE MAE REMICS SR 24-86 CL FA FLTG 12-25-2054	12/25/2054	5.32%	**	1,421,833
FANNIE MAE SR 05-99 CL KZ 5.5% 12-25-2035	12/25/2035	5.50%	**	976,866
FANNIE MAE SR 12-104 CL QC 2.5% 05-25-2042	5/25/2042	2.50%	**	197,544
FANNIE MAE SR 24-100 CL V 5.5% 12-25-2035	12/25/2035	5.50%	**	6,384,538
FANNIE MAE SR 24-88 CL FD FLTG RT 12-25-2054	12/25/2054	5.07%	**	591,129
FANNIE MAE SR 24-88 CL J 5.5% 10-25-2050	10/25/2050	5.50%	**	3,383,063
FANNIE POOL #BX6719 5.5% 02-01-2053	2/1/2053	5.50%	**	281,113
FANNIEMAE-ACES SER 22-M1G CL A1 VAR 01-25-2031	9/25/2031	1.53%	**	2,679,527
FANUC CORP NPV			**	54,340
FAR EAST HORIZON NPV			**	28,923
FARMERS NATL BANC CORP COM			**	34,366
FAST RETAILING CO LTD NPV			**	108,980
FASTENAL CO COM			**	125,767
FASTLY INC CL A CL A			**	29,074
FB FINL CORP COM			**	7,569,605
FED AGRIC MTG CORP MEDIUM TERM NTS TRANCHE # TR 00292 2.6% 10-17-2034	10/17/2034	2.60%	**	436,859
FED FARM CR BKS CONS SYSTEMWIDE BDS DTD .7% 01-27-2027	1/27/2027	0.70%	**	5,818,704
FED FARM CR BKS CONS SYSTEMWIDE BDS DTD 1.28% 06-03-2030	6/3/2030	1.28%	**	195,148
FED FARM CR BKS CONS SYSTEMWIDE BDS DTD 1.3% 02-03-2031	2/3/2031	1.30%	**	3,388,154
FED FARM CR BKS CONS SYSTEMWIDE BDS DTD 1.48% 02-18-2031	2/18/2031	1.48%	**	279,324
FED FARM CR BKS CONS SYSTEMWIDE BDS DTD 1.48% 11-26-2032	11/26/2032	1.48%	**	8,424,827
FED FARM CR BKS CONS SYSTEMWIDE BDS DTD 1.99% 03-17-2031	3/17/2031	1.99%	**	168,084
FED HOME LN BANKS 4% DUE 02-01-2053	2/1/2053	4.00%	**	4,282,828
FED HOME LN MTG 1% DUE 05-15-2041	5/15/2041	1.00%	**	2,385,314
FED HOME LN MTG 2.5% DUE 01-01-2052	1/1/2052	2.50%	**	7,062,432
FED HOME LN MTG 2.5% DUE 02-01-2051	2/1/2051	2.50%	**	1,187,661
FED HOME LN MTG 2.5% DUE 07-01-2050	7/1/2050	2.50%	**	1,112,188
FED HOME LN MTG 2.5% DUE 10-01-2035	10/1/2035	2.50%	**	1,277,983
FED HOME LN MTG 2.5% DUE 10-01-2050	10/1/2050	2.50%	**	1,517,278
FED HOME LN MTG 3% DUE 02-01-2050	2/1/2050	3.00%	**	2,526,243
FED HOME LN MTG 3% DUE 03-01-2052	3/1/2052	3.00%	**	469,044
FED HOME LN MTG 3.5% DUE 04-01-2050	4/1/2050	3.50%	**	3,941,985
FED HOME LN MTG 3.5% DUE 09-01-2032	9/1/2032	3.50%	**	255,592
FED HOME LN MTG 4% DUE 04-01-2052	4/1/2052	4.00%	**	2,720,392
FED HOME LN MTG 5.5% DUE 09-01-2053	9/1/2053	5.50%	**	23,599,265

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FED HOME LN MTG 6% DUE 07-01-2053	7/1/2053	6.00%	**	393,357
FED HOME LN MTG CORP G14239 4 DUE 09-01-2026	9/1/2026	4.00%	**	956
FED HOME LOAN MTG SR 3981 CL ME 3.0% 01-15-2027	1/15/2027	3.00%	**	11,242
FED NATL MTG ASSOC 5% DUE 05-01-2053	5/1/2053	5.00%	**	195,681
FEDERAL BANK			**	600,373
FEDERAL FARM CR BKS CONS SYSTEMWIDE BDS 1.37% 11-04-2030	11/4/2030	1.37%	**	93,806
FEDERAL FARM CREDIT 2.17% 10-29-2029	10/29/2029	2.17%	**	2,371,103
FEDERAL FARM CREDIT BANK 4.41% 01-28-2027	1/28/2027	4.41%	**	2,533,329
FEDERAL HOME LN BKS 1.5% 09-30-2033	9/30/2033	1.50%	**	297,730
FEDERAL HOME LN BKS 2.0% 02-25-2036	2/25/2036	2.00%	**	119,319
FEDERAL HOME LN BKS 2.1% 02-25-2039	2/25/2039	2.10%	**	366,054
FEDERAL HOME LN BKS 2.18% 11-06-2029	11/6/2029	2.18%	**	3,307,039
FEDERAL HOME LN BKS 2.5% 05-19-2036	5/19/2036	2.50%	**	248,205
FEDERAL HOME LN BKS 4.0% 10-07-2027	10/7/2027	4.00%	**	2,087,791
FEDERAL HOME LN BKS 4.05% 10-08-2027	10/8/2027	4.05%	**	1,290,089
FEDERAL HOME LN BKS 4.07% 11-09-2027	11/9/2027	4.07%	**	1,919,112
FEDERAL HOME LN BKS CONS BD DTD 01/27/2021 1.61% 01-27-2033	1/27/2033	1.61%	**	1,940,821
FEDERAL HOME LN BKS CONS BD DTD 02/05/2021 1.8% 02-05-2036	2/5/2036	1.80%	**	545,998
FEDERAL HOME LN BKS CONS BD DTD 02/12/2021 .55% 02-12-2026	2/12/2026	0.55%	**	4,982,576
FEDERAL HOME LN BKS CONS BD DTD 03/03/2021 .9% 03-03-2026	3/3/2026	0.90%	**	1,891,510
FEDERAL HOME LN BKS CONS BD DTD 03/04/2021 .8% 03-04-2026	3/4/2026	0.80%	**	9,390,546
FEDERAL HOME LN BKS CONS BD DTD 06/23/2021 2.375% 06-23-2036	6/23/2036	2.38%	**	489,397
FEDERAL HOME LN BKS CONS BD DTD 07/30/2021 1.11% 07-27-2026	7/27/2026	1.11%	**	1,970,131
FEDERAL HOME LN BKS CONS BD DTD 09/29/2025 4.125% 09-17-2027	9/17/2027	4.12%	**	1,290,276
FEDERAL HOME LN BKS CONS BD DTD 1.57% 06-30-2032	6/30/2032	1.57%	**	2,543,013
FEDERAL HOME LN MTG CORP POOL #QD3960 2.0% 01-01-2052	1/1/2052	2.00%	**	372,335
FEDERAL HOME LN MTG CORP 2% 01-01-2042	1/1/2042	2.00%	**	312,062
FEDERAL HOME LN MTG CORP 2% 11-01-2051	11/1/2051	2.00%	**	415,983
FEDERAL HOME LN MTG CORP 2.5% 01-01-2052	1/1/2052	2.50%	**	417,891
FEDERAL HOME LN MTG CORP 2.5% 04-01-2037	4/1/2037	2.50%	**	2,068,321
FEDERAL HOME LN MTG CORP 3% 04-01-2052	4/1/2052	3.00%	**	413,323
FEDERAL HOME LN MTG CORP 3.5% 05-01-2052	5/1/2052	3.50%	**	191,059
FEDERAL HOME LN MTG CORP 5.5% 01-01-2053	1/1/2053	5.50%	**	478,969
FEDERAL HOME LN MTG CORP 5.5% 07-01-2053	7/1/2053	5.50%	**	229,853
FEDERAL HOME LN MTG CORP 6% 12-01-2052	12/1/2052	6.00%	**	950,720
FEDERAL HOME LN MTG CORP 6.5% 01-01-2053	1/1/2053	6.50%	**	405,823
FEDERAL HOME LN MTG CORP MULTICLASS PREASSIGN SER 3019 CL FN 08-15-2035 REG	8/15/2035	4.40%	**	471,845
FEDERAL HOME LN MTG CORP MULTICLASS SER 004639 CL KB STEP UP 04-15-2053	4/15/2053	3.25%	**	1,007,479
FEDERAL HOME LN MTG CORP MULTICLASS SER 3384 CL FL FLTG RT 11-15-2037	11/15/2037	4.63%	**	742,990
FEDERAL HOME LN MTG CORP MULTICLASS SR 2008-25 CL EF VAR 04-25-2038 REG	4/25/2038	4.94%	**	444,374
FEDERAL HOME LN MTG CORP MULTICLASS SR 2008-6 CL BF VAR 02-25-2038 REG	2/25/2038	4.49%	**	658,647
FEDERAL HOME LN MTG CORP MULTICLASS SR 2410 CL PF VAR 02-15-2032 REG	2/15/2032	5.08%	**	223,031
FEDERAL HOME LN MTG CORP MULTICLASS SR 3055 CL CF VAR 10-15-2035 REG	10/15/2035	4.51%	**	93,523
FEDERAL HOME LN MTG CORP MULTICLASS SR 3150 CL FA VAR 05-15-2036 REG	5/15/2036	4.45%	**	556,054
FEDERAL HOME LN MTG CORP MULTICLASS VAR SR 2012-17 CL FG 03-25-2042 REG	3/25/2042	4.49%	**	808,387
FEDERAL HOME LN MTG CORP POOL #2B0646 FLTG RT DUE 07-01-2042 BEO	7/1/2042	6.52%	**	16,598
FEDERAL HOME LN MTG CORP POOL #410792 5.88% 02-01-2030 BEO	2/1/2030	5.88%	**	2,441
FEDERAL HOME LN MTG CORP POOL #841076 3.007% 11-01-2048 BEO	11/1/2048	3.01%	**	2,781,944

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FEDERAL HOME LN MTG CORP POOL #841077 5.046% 11-01-2047 BEO	11/1/2047	5.16%	**	646,147
FEDERAL HOME LN MTG CORP POOL #841081 3.118% 02-01-2050 BEO	2/1/2050	3.27%	**	1,323,047
FEDERAL HOME LN MTG CORP POOL #849407 6.279% 09-01-2037 BEO	9/1/2037	6.26%	**	63,220
FEDERAL HOME LN MTG CORP POOL #84-9790 FLTG RT DUE 03-01-2045	3/1/2045	6.28%	**	368,499
FEDERAL HOME LN MTG CORP POOL #A39803 5.5% 11-01-2035 BEO	11/1/2035	5.50%	**	4,308
FEDERAL HOME LN MTG CORP POOL #A47038 5%09-01-2035 BEO	9/1/2035	5.00%	**	21,292
FEDERAL HOME LN MTG CORP POOL #A62378 6%06-01-2037 BEO	6/1/2037	6.00%	**	4,711
FEDERAL HOME LN MTG CORP POOL #A63809 6%08-01-2037 BEO	8/1/2037	6.00%	**	15,805
FEDERAL HOME LN MTG CORP POOL #A69654 6%12-01-2037 BEO	12/1/2037	6.00%	**	6,319
FEDERAL HOME LN MTG CORP POOL #A71410 6%01-01-2038 BEO	1/1/2038	6.00%	**	129
FEDERAL HOME LN MTG CORP POOL #A85726 5%04-01-2039 BEO	4/1/2039	5.00%	**	32,056
FEDERAL HOME LN MTG CORP POOL #A91235 4.5% 02-01-2040 BEO	2/1/2040	4.50%	**	79,708
FEDERAL HOME LN MTG CORP POOL #A93318 5%08-01-2040 BEO	8/1/2040	5.00%	**	58,848
FEDERAL HOME LN MTG CORP POOL #A93625 5%08-01-2040 BEO	8/1/2040	5.00%	**	124,189
FEDERAL HOME LN MTG CORP POOL #A93652 5%09-01-2040 BEO	9/1/2040	5.00%	**	8,434
FEDERAL HOME LN MTG CORP POOL #A93713 5%09-01-2040 BEO	9/1/2040	5.00%	**	138,711
FEDERAL HOME LN MTG CORP POOL #A94069 5%09-01-2040 BEO	9/1/2040	5.00%	**	48,965
FEDERAL HOME LN MTG CORP POOL #A94898 4.5% 11-01-2040 BEO	11/1/2040	4.50%	**	92,870
FEDERAL HOME LN MTG CORP POOL #A95085 4%11-01-2040 BEO	11/1/2040	4.00%	**	81,148
FEDERAL HOME LN MTG CORP POOL #A95519 4.5% 12-01-2040 BEO	12/1/2040	4.50%	**	30,453
FEDERAL HOME LN MTG CORP POOL #A95561 4%12-01-2040 BEO	12/1/2040	4.00%	**	138,591
FEDERAL HOME LN MTG CORP POOL #A95575 4%12-01-2040 BEO	12/1/2040	4.00%	**	117,663
FEDERAL HOME LN MTG CORP POOL #A97040 4%02-01-2041 BEO	2/1/2041	4.00%	**	83,888
FEDERAL HOME LN MTG CORP POOL #C01623 5.5% 09-01-2033 BEO	9/1/2033	5.50%	**	69,148
FEDERAL HOME LN MTG CORP POOL #C03517 4.5% 09-01-2040 BEO	9/1/2040	4.50%	**	63,054
FEDERAL HOME LN MTG CORP POOL #C03520 4%09-01-2040 BEO	9/1/2040	4.00%	**	569,376
FEDERAL HOME LN MTG CORP POOL #C03545 5%08-01-2040 BEO	9/1/2040	4.00%	**	62,860
FEDERAL HOME LN MTG CORP POOL #C03613 4%11-01-2040 BEO	11/1/2040	4.00%	**	72,910
FEDERAL HOME LN MTG CORP POOL #C03792 3.5% 04-01-2042 BEO	4/1/2042	3.50%	**	293,934
FEDERAL HOME LN MTG CORP POOL #C04240 3.5% 09-01-2042 BEO	9/1/2042	3.50%	**	168,747
FEDERAL HOME LN MTG CORP POOL #C04422 3%12-01-2042 BEO	12/1/2042	3.00%	**	206,093
FEDERAL HOME LN MTG CORP POOL #C09022 3%01-01-2043 BEO	1/1/2043	3.00%	**	891,614
FEDERAL HOME LN MTG CORP POOL #C09055 4%12-01-2043 BEO	12/1/2043	4.00%	**	130,259
FEDERAL HOME LN MTG CORP POOL #C10542 7%06-01-2028 BEO	6/1/2028	7.00%	**	544
FEDERAL HOME LN MTG CORP POOL #C12585 7%07-01-2028 BEO	7/1/2028	7.00%	**	89
FEDERAL HOME LN MTG CORP POOL #C14084 7%08-01-2028 BEO	8/1/2028	7.00%	**	594
FEDERAL HOME LN MTG CORP POOL #C91161 5%02-01-2028 BEO	2/1/2028	5.00%	**	1,246
FEDERAL HOME LN MTG CORP POOL #C91362 4.5% 03-01-2031 BEO	3/1/2031	4.50%	**	65,661
FEDERAL HOME LN MTG CORP POOL #C91581 3%11-01-2032 BEO	11/1/2032	3.00%	**	419,250
FEDERAL HOME LN MTG CORP POOL #C91589 3.5% 11-01-2032 BEO	11/1/2032	3.50%	**	81,242
FEDERAL HOME LN MTG CORP POOL #C91925 3.5% 04-01-2037 BEO	4/1/2037	3.50%	**	365,564
FEDERAL HOME LN MTG CORP POOL #C91928 3.5% 05-01-2037 BEO	5/1/2037	3.50%	**	58,998
FEDERAL HOME LN MTG CORP POOL #C91942 4%06-01-2037 BEO	6/1/2037	4.00%	**	4,703
FEDERAL HOME LN MTG CORP POOL #C91960 3.5% 11-01-2037 BEO	11/1/2037	3.50%	**	274,818
FEDERAL HOME LN MTG CORP POOL #D70703 7%04-01-2026 BEO	4/1/2026	7.00%	**	284
FEDERAL HOME LN MTG CORP POOL #D75787 8%11-01-2026 BEO	11/1/2026	8.00%	**	191
FEDERAL HOME LN MTG CORP POOL #D80177 7%05-01-2027 BEO	5/1/2027	7.00%	**	774
FEDERAL HOME LN MTG CORP POOL #FR SD8265 4.0% 11-01-2052	11/1/2052	4.00%	**	1,992,488

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FEDERAL HOME LN MTG CORP POOL #G00704 7%12-01-2026 BEO	12/1/2026	7.00%	**	51
FEDERAL HOME LN MTG CORP POOL #G01665 5.5% 03-01-2034 BEO	3/1/2034	5.50%	**	89,378
FEDERAL HOME LN MTG CORP POOL #G02031 5.5% 02-01-2036 BEO	2/1/2036	5.50%	**	28,092
FEDERAL HOME LN MTG CORP POOL #G02427 5.5% 12-01-2036 BEO	12/1/2036	5.50%	**	89,248
FEDERAL HOME LN MTG CORP POOL #G03073 5.5% 07-01-2037 BEO	7/1/2037	5.50%	**	48,931
FEDERAL HOME LN MTG CORP POOL #G03233 6%08-01-2037 BEO	8/1/2037	6.00%	**	2,398
FEDERAL HOME LN MTG CORP POOL #G03695 5.5% 11-01-2037 BEO	11/1/2037	5.50%	**	24,765
FEDERAL HOME LN MTG CORP POOL #G03812 5.5% 02-01-2038 BEO	2/1/2038	5.50%	**	34,352
FEDERAL HOME LN MTG CORP POOL #G03819 6%01-01-2038 BEO	1/1/2038	6.00%	**	14,151
FEDERAL HOME LN MTG CORP POOL #G04448 5.5% 07-01-2038 BEO	7/1/2038	5.50%	**	13,934
FEDERAL HOME LN MTG CORP POOL #G04585 5.5% 02-01-2038 BEO	2/1/2038	5.50%	**	24,578
FEDERAL HOME LN MTG CORP POOL #G04588 5.5% 08-01-2038 BEO	8/1/2038	5.50%	**	14,873
FEDERAL HOME LN MTG CORP POOL #G04636 5%12-01-2035 BEO	12/1/2035	5.00%	**	17,123
FEDERAL HOME LN MTG CORP POOL #G04688 5.5% 09-01-2038 BEO	9/1/2038	5.50%	**	14,002
FEDERAL HOME LN MTG CORP POOL #G05179 5.5% 01-01-2039 BEO	1/1/2039	5.50%	**	17,572
FEDERAL HOME LN MTG CORP POOL #G05527 4%07-01-2039 BEO	7/1/2039	4.00%	**	11,277
FEDERAL HOME LN MTG CORP POOL #G05676 4%11-01-2039 BEO	11/1/2039	4.00%	**	204,216
FEDERAL HOME LN MTG CORP POOL #G05726 5%08-01-2039 BEO	8/1/2039	5.00%	**	49,556
FEDERAL HOME LN MTG CORP POOL #G05741 4.5% 12-01-2039 BEO	12/1/2039	4.50%	**	106,977
FEDERAL HOME LN MTG CORP POOL #G05927 4.5% 07-01-2040 BEO	7/1/2040	4.50%	**	244,503
FEDERAL HOME LN MTG CORP POOL #G06021 5.5% 01-01-2040 BEO	1/1/2040	5.50%	**	39,300
FEDERAL HOME LN MTG CORP POOL #G06087 5%09-01-2040 BEO	9/1/2040	5.00%	**	11,119
FEDERAL HOME LN MTG CORP POOL #G06601 4.5% 12-01-2040 BEO	12/1/2040	4.50%	**	470,324
FEDERAL HOME LN MTG CORP POOL #G07032 3%06-01-2042 BEO	6/1/2042	3.00%	**	248,217
FEDERAL HOME LN MTG CORP POOL #G07129 3.5% 09-01-2042 BEO	9/1/2042	3.50%	**	239,772
FEDERAL HOME LN MTG CORP POOL #G07434 3.5% 07-01-2043 BEO	7/1/2043	3.50%	**	475,365
FEDERAL HOME LN MTG CORP POOL #G08273 5.5% 06-01-2038 BEO	6/1/2038	5.50%	**	10,358
FEDERAL HOME LN MTG CORP POOL #G08368 4.5% 10-01-2039 BEO	10/1/2039	4.50%	**	90,233
FEDERAL HOME LN MTG CORP POOL #G08457 4.5% 08-01-2041 BEO	8/1/2041	4.50%	**	147,674
FEDERAL HOME LN MTG CORP POOL #G08521 3%01-01-2043 BEO	1/1/2043	3.00%	**	148,366
FEDERAL HOME LN MTG CORP POOL #G08540 3%08-01-2043 BEO	8/1/2043	3.00%	**	247,648
FEDERAL HOME LN MTG CORP POOL #G08567 4%01-01-2044 BEO	1/1/2044	4.00%	**	279,670
FEDERAL HOME LN MTG CORP POOL #G08624 4%01-01-2045 BEO	1/1/2045	4.00%	**	371,466
FEDERAL HOME LN MTG CORP POOL #G08653 3%07-01-2045 BEO	7/1/2045	3.00%	**	437,687
FEDERAL HOME LN MTG CORP POOL #G08672 4%10-01-2045 BEO	10/1/2045	4.00%	**	218,893
FEDERAL HOME LN MTG CORP POOL #G08681 3.5% 12-01-2045 BEO	12/1/2045	3.50%	**	802,860
FEDERAL HOME LN MTG CORP POOL #G08732 3%11-01-2046 BEO	11/1/2046	3.00%	**	850,927
FEDERAL HOME LN MTG CORP POOL #G08734 4%11-01-2046 BEO	11/1/2046	4.00%	**	440,228
FEDERAL HOME LN MTG CORP POOL #G08741 3%01-01-2047 BEO	1/1/2047	3.00%	**	555,716
FEDERAL HOME LN MTG CORP POOL #G08764 4.5% 05-01-2047 BEO	5/1/2047	4.50%	**	110,875
FEDERAL HOME LN MTG CORP POOL #G08770 3.5% 07-01-2047 BEO	7/1/2047	3.50%	**	1,374,367
FEDERAL HOME LN MTG CORP POOL #G08772 4.5% 07-01-2047 BEO	7/1/2047	4.50%	**	67,105
FEDERAL HOME LN MTG CORP POOL #G08785 4%10-01-2047 BEO	10/1/2047	4.00%	**	132,793
FEDERAL HOME LN MTG CORP POOL #G08786 4.5% 10-01-2047 BEO	10/1/2047	4.50%	**	117,424
FEDERAL HOME LN MTG CORP POOL #G08790 4.5% 11-01-2047 BEO	11/1/2047	4.50%	**	101,831
FEDERAL HOME LN MTG CORP POOL #G08792 3.5% 12-01-2047 BEO	12/1/2047	3.50%	**	1,452,582
FEDERAL HOME LN MTG CORP POOL #G08809 4%04-01-2048 BEO	4/1/2048	4.00%	**	52,440
FEDERAL HOME LN MTG CORP POOL #G08827 4.5% 07-01-2048 BEO	7/1/2048	4.50%	**	438,895

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FEDERAL HOME LN MTG CORP POOL #G08832 4.5% 08-01-2048 BEO	8/1/2048	4.50%	**	187,412
FEDERAL HOME LN MTG CORP POOL #G08862 4%02-01-2049 BEO	2/1/2049	4.00%	**	2,116,368
FEDERAL HOME LN MTG CORP POOL #G14375 4%07-01-2026 BEO	7/1/2026	4.00%	**	55
FEDERAL HOME LN MTG CORP POOL #G14517 2.5% 07-01-2027 BEO	7/1/2027	2.50%	**	413,497
FEDERAL HOME LN MTG CORP POOL #G14956 2.5% 05-01-2028 BEO	5/1/2028	2.50%	**	67,819
FEDERAL HOME LN MTG CORP POOL #G15100 2.5% 07-01-2028 BEO	7/1/2028	2.50%	**	408,358
FEDERAL HOME LN MTG CORP POOL #G15252 3%12-01-2029 BEO	12/1/2029	3.00%	**	119,437
FEDERAL HOME LN MTG CORP POOL #G15403 3.5% 04-01-2030 BEO	4/1/2030	3.50%	**	282,164
FEDERAL HOME LN MTG CORP POOL #G15441 3%03-01-2030 BEO	3/1/2030	3.00%	**	110,598
FEDERAL HOME LN MTG CORP POOL #G15653 3%10-01-2028 BEO	10/1/2028	3.00%	**	4,095,566
FEDERAL HOME LN MTG CORP POOL #G16015 3%01-01-2032 BEO	1/1/2032	3.00%	**	135,572
FEDERAL HOME LN MTG CORP POOL #G16177 2%01-01-2032 BEO	1/1/2032	2.00%	**	342,368
FEDERAL HOME LN MTG CORP POOL #G16763 4%02-01-2034 BEO	2/1/2034	4.00%	**	924,187
FEDERAL HOME LN MTG CORP POOL #G16789 4%02-01-2034 BEO	2/1/2034	4.00%	**	1,077,667
FEDERAL HOME LN MTG CORP POOL #G16792 4%03-01-2034 BEO	3/1/2034	4.00%	**	902,733
FEDERAL HOME LN MTG CORP POOL #G18475 2.5% 08-01-2028 BEO	8/1/2028	2.50%	**	23,157
FEDERAL HOME LN MTG CORP POOL #G18552 3%05-01-2030 BEO	5/1/2030	3.00%	**	188,797
FEDERAL HOME LN MTG CORP POOL #G18659 3%09-01-2032 BEO	9/1/2032	3.00%	**	280,247
FEDERAL HOME LN MTG CORP POOL #G20028 7.5% 12-01-2036 BEO	12/1/2036	7.50%	**	93,887
FEDERAL HOME LN MTG CORP POOL #G30591 6%02-01-2028 BEO	2/1/2028	6.00%	**	2,982
FEDERAL HOME LN MTG CORP POOL #G31156 5.5% 02-01-2029 BEO	2/1/2029	5.50%	**	480,617
FEDERAL HOME LN MTG CORP POOL #G60985 3%05-01-2047 BEO	5/1/2047	3.00%	**	2,042,000
FEDERAL HOME LN MTG CORP POOL #G61047 4.5% 07-01-2047 BEO	7/1/2047	4.50%	**	100,381
FEDERAL HOME LN MTG CORP POOL #G61502 5%02-01-2048 BEO	2/1/2048	5.00%	**	85,842
FEDERAL HOME LN MTG CORP POOL #G61638 4%07-01-2048 BEO	7/1/2048	4.00%	**	301,697
FEDERAL HOME LN MTG CORP POOL #G61657 5%12-01-2047 BEO	12/1/2047	5.00%	**	249,628
FEDERAL HOME LN MTG CORP POOL #G61713 3.5% 01-01-2045 BEO	1/1/2045	3.50%	**	270,993
FEDERAL HOME LN MTG CORP POOL #G61739 3%09-01-2048 BEO	9/1/2048	3.00%	**	1,327,339
FEDERAL HOME LN MTG CORP POOL #G61909 4.5% 12-01-2037 BEO	12/1/2037	4.50%	**	508,914
FEDERAL HOME LN MTG CORP POOL #J15658 4%06-01-2026 BEO	6/1/2026	4.00%	**	1,450
FEDERAL HOME LN MTG CORP POOL #J15719 4%06-01-2026 BEO	6/1/2026	4.00%	**	7,832
FEDERAL HOME LN MTG CORP POOL #J16059 4%07-01-2026 BEO	7/1/2026	4.00%	**	2,294
FEDERAL HOME LN MTG CORP POOL #J25735 3%09-01-2028 BEO	9/1/2028	3.00%	**	45,087
FEDERAL HOME LN MTG CORP POOL #J27464 3.5% 02-01-2029 BEO	2/1/2029	3.50%	**	89,121
FEDERAL HOME LN MTG CORP POOL #J31736 3.5% 05-01-2030 BEO	5/1/2030	3.50%	**	154,801
FEDERAL HOME LN MTG CORP POOL #Q04673 4%11-01-2041 BEO	11/1/2041	4.00%	**	203,907
FEDERAL HOME LN MTG CORP POOL #Q04674 4%12-01-2041 BEO	12/1/2041	4.00%	**	2,405
FEDERAL HOME LN MTG CORP POOL #Q10448 3.5% 08-01-2042 BEO	8/1/2042	3.50%	**	109,684
FEDERAL HOME LN MTG CORP POOL #Q19853 3.5% 06-01-2043 BEO	6/1/2043	3.50%	**	185,870
FEDERAL HOME LN MTG CORP POOL #Q25703 4.5% 04-01-2044 BEO	4/1/2044	4.50%	**	212,985
FEDERAL HOME LN MTG CORP POOL #Q25705 4.5% 04-01-2044 BEO	4/1/2044	4.50%	**	86,609
FEDERAL HOME LN MTG CORP POOL #Q56364 4%05-01-2048 BEO	5/1/2048	4.00%	**	355,376
FEDERAL HOME LN MTG CORP POOL #QC3242 3%06-01-2051 BEO	6/1/2051	3.00%	**	219,681
FEDERAL HOME LN MTG CORP POOL #QD6056 3%02-01-2052 BEO	2/1/2052	3.00%	**	362,280
FEDERAL HOME LN MTG CORP POOL #QF8222 6.5% 02-01-2053 BEO	2/1/2053	6.50%	**	215,428
FEDERAL HOME LN MTG CORP POOL #QF8298 6.5% 03-01-2053 BEO	3/1/2053	6.50%	**	108,760
FEDERAL HOME LN MTG CORP POOL #RA3882 2.0% DUE 11-01-2050 REG	11/1/2050	2.00%	**	699,489
FEDERAL HOME LN MTG CORP POOL #RA-3913 2.5% 11-01-2050	11/1/2050	2.50%	**	4,169,168

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FEDERAL HOME LN MTG CORP POOL #RA4142 2.5% 12-01-2050 BEO	12/1/2050	2.50%	**	3,030,613
FEDERAL HOME LN MTG CORP POOL #RA5373 2%DUE 06-01-2051 REG	6/1/2051	2.00%	**	836,859
FEDERAL HOME LN MTG CORP POOL #RB5114 2.0% DUE 05-01-2041	6/1/2041	2.00%	**	233,137
FEDERAL HOME LN MTG CORP POOL #RB-5131 2.0% 09-01-2041	10/1/2041	2.00%	**	1,877,141
FEDERAL HOME LN MTG CORP POOL #RB-5141 2% DUE 01-01-2042 REG	1/1/2042	2.00%	**	189,501
FEDERAL HOME LN MTG CORP POOL #RB5153 2%04-01-2042 BEO	4/1/2042	2.00%	**	590,712
FEDERAL HOME LN MTG CORP POOL #RBS5145 2.0% 01-01-2042	2/1/2042	2.00%	**	3,434,996
FEDERAL HOME LN MTG CORP POOL #RE0014 3.0% 09-01-2050	9/1/2050	3.00%	**	1,578,042
FEDERAL HOME LN MTG CORP POOL #RJ0137 5.0%12-01-2053	12/1/2053	5.00%	**	11,772,000
FEDERAL HOME LN MTG CORP POOL #S0-6179 3% 09-15-2042 BEO	9/15/2042	3.00%	**	1,397,297
FEDERAL HOME LN MTG CORP POOL #S0-6228 3% 09-15-2042 BEO	9/15/2042	3.00%	**	1,080,595
FEDERAL HOME LN MTG CORP POOL #SB0258 4% 06-01-2034	6/1/2034	4.00%	**	404,438
FEDERAL HOME LN MTG CORP POOL #SC0093 2.0% 10-01-2040	10/1/2040	2.00%	**	299,320
FEDERAL HOME LN MTG CORP POOL #SC0319 2%04-01-2042 BEO	4/1/2042	2.00%	**	792,603
FEDERAL HOME LN MTG CORP POOL #SD-0573 2.0% DUE 04-01-2051 REG	4/1/2051	2.00%	**	189,003
FEDERAL HOME LN MTG CORP POOL #SD-0615 4.5% 01-01-2051	1/1/2051	4.50%	**	561,612
FEDERAL HOME LN MTG CORP POOL #SD0987 4.5% 01-01-2050 BEO	1/1/2050	4.50%	**	775,873
FEDERAL HOME LN MTG CORP POOL #SD1439 2%02-01-2052 BEO	2/1/2052	2.00%	**	1,122,382
FEDERAL HOME LN MTG CORP POOL #SD1610 4.5% 09-01-2052 BEO	9/1/2052	4.50%	**	26,424,863
FEDERAL HOME LN MTG CORP POOL #SD2394 4.5% 11-01-2052 BEO	11/1/2052	4.50%	**	558,484
FEDERAL HOME LN MTG CORP POOL #SD3642 6%09-01-2053 BEO	9/1/2053	6.00%	**	790,678
FEDERAL HOME LN MTG CORP POOL #SD3737 6%09-01-2053 BEO	9/1/2053	6.00%	**	563,913
FEDERAL HOME LN MTG CORP POOL #SD3853 5.5% 08-01-2053 BEO	8/1/2053	5.50%	**	19,762,901
FEDERAL HOME LN MTG CORP POOL #SD3942 4.5% 01-01-2053 BEO	1/1/2053	4.50%	**	2,936,399
FEDERAL HOME LN MTG CORP POOL #SD3953 3%02-01-2052 BEO	2/1/2052	3.00%	**	4,016,541
FEDERAL HOME LN MTG CORP POOL #SD4030 6.5% 10-01-2053 BEO	10/1/2053	6.50%	**	2,251,951
FEDERAL HOME LN MTG CORP POOL #SD4115 4.5% 10-01-2052 BEO	10/1/2052	4.50%	**	2,133,085
FEDERAL HOME LN MTG CORP POOL #SD4365 5.5% 09-01-2053 BEO	9/1/2053	5.50%	**	495,333
FEDERAL HOME LN MTG CORP POOL #SD7554 2.5% 04-01-2052 BEO	4/1/2052	2.50%	**	6,129,735
FEDERAL HOME LN MTG CORP POOL #SD7555 3%08-01-2052 BEO	8/1/2052	3.00%	**	5,331,923
FEDERAL HOME LN MTG CORP POOL #SD7560 4.0% 02-01-2053	2/1/2053	4.00%	**	1,697,883
FEDERAL HOME LN MTG CORP POOL #SD8090 2.0% DUE 08-01-2050	9/1/2050	2.00%	**	1,415,675
FEDERAL HOME LN MTG CORP POOL #SD8141 2.5% DUE 03-01-2051 REG	4/1/2051	2.50%	**	10,517,430
FEDERAL HOME LN MTG CORP POOL #SD8151 2.5% DUE 06-01-2051 BEO	6/1/2051	2.50%	**	4,727,599
FEDERAL HOME LN MTG CORP POOL #SD8155 2.0% 07-01-2051	7/1/2051	2.00%	**	1,150,267
FEDERAL HOME LN MTG CORP POOL #SD8156 2.5% DUE 07-01-2051 BEO	7/1/2051	2.50%	**	664,900
FEDERAL HOME LN MTG CORP POOL #SD8238 4.5% DUE 07-01-2052 REG	8/1/2052	4.50%	**	1,663,525
FEDERAL HOME LN MTG CORP POOL #SD8244 4%DUE 09-01-2052 BEO	9/1/2052	4.00%	**	23,161,752
FEDERAL HOME LN MTG CORP POOL #SD8258 5%DUE 10-01-2052 BEO	10/1/2052	5.00%	**	1,998,986
FEDERAL HOME LN MTG CORP POOL #SD8264 3.5% DUE 10-01-2052 BEO	11/1/2052	3.50%	**	2,835,268
FEDERAL HOME LN MTG CORP POOL #SD8267 5%DUE 11-01-2052 BEO	11/1/2052	5.00%	**	4,034,347
FEDERAL HOME LN MTG CORP POOL #SD8284 3%01-01-2053 BEO	1/1/2053	3.00%	**	689,458
FEDERAL HOME LN MTG CORP POOL #SD8290 6%01-01-2053 BEO	1/1/2053	6.00%	**	6,869,073
FEDERAL HOME LN MTG CORP POOL #T45022 2.5% 01-01-2028 BEO	1/1/2028	2.50%	**	249,289
FEDERAL HOME LN MTG CORP POOL #T45023 2.5% 02-01-2028 BEO	2/1/2028	2.50%	**	128,827
FEDERAL HOME LN MTG CORP POOL #U79041 3%10-01-2029 BEO	10/1/2029	3.00%	**	1,220,553
FEDERAL HOME LN MTG CORP POOL #U79065 3.5% 04-01-2030 BEO	4/1/2030	3.50%	**	131,948
FEDERAL HOME LN MTG CORP POOL #U80439 3.5% 07-01-2033 BEO	7/1/2033	3.50%	**	37,706

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FEDERAL HOME LN MTG CORP POOL #U9-0690 3.5 DUE 06-01-2042	6/1/2042	3.50%	**	48,737
FEDERAL HOME LN MTG CORP POOL #U92272 4.5% 12-01-2043 BEO	12/1/2043	4.50%	**	181,328
FEDERAL HOME LN MTG CORP POOL #U99076 4.5% 12-01-2043 BEO	12/1/2043	4.50%	**	1,341,674
FEDERAL HOME LN MTG CORP POOL #U99084 4.5% 02-01-2044 BEO	2/1/2044	4.50%	**	1,038,448
FEDERAL HOME LN MTG CORP POOL #U99091 4.5% 03-01-2044 BEO	3/1/2044	4.50%	**	318,333
FEDERAL HOME LN MTG CORP POOL #ZA2257 3.5% 04-01-2032 BEO	4/1/2032	3.50%	**	550,961
FEDERAL HOME LN MTG CORP POOL #ZA2489 3.5% 01-01-2038 BEO	1/1/2038	3.50%	**	564,064
FEDERAL HOME LN MTG CORP POOL #ZA3714 3%06-01-2029 BEO	6/1/2029	3.00%	**	432,710
FEDERAL HOME LN MTG CORP POOL #ZA5796 4.5% 11-01-2038 BEO	11/1/2038	4.50%	**	270,026
FEDERAL HOME LN MTG CORP POOL #ZK4886 2.5% 01-01-2028 BEO	1/1/2028	2.50%	**	656,125
FEDERAL HOME LN MTG CORP POOL #ZK5602 2.5% 06-01-2028 BEO	6/1/2028	2.50%	**	557,936
FEDERAL HOME LN MTG CORP POOL #ZM5659 3.5% 02-01-2048 BEO	2/1/2048	3.50%	**	677,015
FEDERAL HOME LN MTG CORP POOL #ZM6968 4%06-01-2048 BEO	6/1/2048	4.00%	**	47,413
FEDERAL HOME LN MTG CORP POOL #ZS8682 3%01-01-2033 BEO	1/1/2033	3.00%	**	2,454,077
FEDERAL HOME LN MTG CORP POOL #ZS9316 3.5% 01-01-2038 BEO	1/1/2038	3.50%	**	1,895,449
FEDERAL HOME LN MTG CORP POOL #ZT0536 3.5% 03-01-2048 BEO	3/1/2048	3.50%	**	3,088,500
FEDERAL HOME LN MTG CORP POOL #ZT1257 3%01-01-2046 BEO	1/1/2046	3.00%	**	290,535
FEDERAL HOME LN MTG CORP POOL #ZT1561 3%04-01-2031 BEO	4/1/2031	3.00%	**	1,586,488
FEDERAL HOME LN MTG CORP POOL #ZT1985 3.5% DUE 02-01-2031 BEO	2/1/2031	3.50%	**	1,560,033
FEDERAL HOME LN MTG CORP POOL# QF5465 5.0% 12-01-2052	12/1/2052	5.00%	**	443,484
FEDERAL HOME LN MTG CORP POOL#RB5064 2.0% 06-01-2040	6/1/2040	2.00%	**	505,174
FEDERAL HOME LN MTG CORP Q15062 3 DUE 02-01-2043	2/1/2043	3.00%	**	738,309
FEDERAL HOME LN MTG CORP Q5-2319 3.5% 11-01-2047	11/1/2047	3.50%	**	511,915
FEDERAL HOME LN MTG CORP REMIC SER 2794 CL PH 5.5% 05-15-2034	5/15/2034	5.50%	**	1,413,297
FEDERAL HOME LN MTG CORP REMIC SER 4042 CL EB 6.5 08-15-2039	8/15/2039	6.50%	**	308,076
FEDERAL HOME LN MTG CORP SER 004569 CL G3.5% DUE 06-15-2042 REG	6/15/2042	3.50%	**	102,897
FEDERAL HOME LN MTG CORP SER 004638 CL FA FLTG 07-15-2040	7/15/2040	4.58%	**	39,289
FEDERAL HOME LN MTG CORP SER 004752 CL PL 3% 09-15-2046	9/15/2046	3.00%	**	983,836
FEDERAL HOME LN MTG CORP SER 004879 CL DF 4.22183% 08-15-2034	8/15/2034	4.50%	**	703,610
FEDERAL HOME LN MTG CORP SER 004941 CL MB 3% 07-25-2049	7/25/2049	3.00%	**	862,474
FEDERAL HOME LN MTG CORP SER 004949 CL CB 3% 05-25-2037	5/25/2037	3.00%	**	43,821
FEDERAL HOME LN MTG CORP SER 004989 CL FA 4.48913% 08-15-2040	8/15/2040	4.49%	**	988,561
FEDERAL HOME LN MTG CORP SER 004989 CL FB 4.48913% 10-15-2040	10/15/2040	4.49%	**	763,386
FEDERAL HOME LN MTG CORP SER 005000 CL MA 2% 06-25-2044	6/25/2044	2.00%	**	658,778
FEDERAL HOME LN MTG CORP SER 005006 CL KA 2% 06-25-2045	6/25/2045	2.00%	**	1,913,768
FEDERAL HOME LN MTG CORP SER 00KJ47 CL A2 5.42999982834% 06-25-2031	6/25/2031	5.43%	**	3,130,011
FEDERAL HOME LN MTG CORP SER 00Q034 CL APT2 2.94236% 07-25-2054	7/25/2054	2.94%	**	4,691,119
FEDERAL HOME LN MTG CORP SER 2519 CL NU 5.0% 11-15-2032	11/15/2032	5.00%	**	433,945
FEDERAL HOME LN MTG CORP SER 3221 CL FW 09-15-2036	9/15/2036	4.52%	**	317,990
FEDERAL HOME LN MTG CORP SER 3231 CL FA FRN 10-15-2036	10/15/2036	4.50%	**	224,605
FEDERAL HOME LN MTG CORP SER 3326 CL FG 4.17183% 06-15-2037	6/15/2037	4.45%	**	659,589
FEDERAL HOME LN MTG CORP SER 3361 CL PF FRN 08-15-2035	8/15/2035	4.55%	**	647,602
FEDERAL HOME LN MTG CORP SER 3370 CL FC 4.46183% 10-15-2037	10/15/2037	4.74%	**	684,796
FEDERAL HOME LN MTG CORP SER 3404 CL FB FRN 01-15-2038	1/15/2038	5.10%	**	517,294
FEDERAL HOME LN MTG CORP SER 3616 CL FG FRN 03-15-2032	3/15/2032	4.75%	**	104,699
FEDERAL HOME LN MTG CORP SER 3725 CL PD 2.5% 01-15-2040	1/15/2040	2.50%	**	9,258
FEDERAL HOME LN MTG CORP SER 3741 CL HF FLTG 11-15-2039	11/15/2039	4.55%	**	49,204
FEDERAL HOME LN MTG CORP SER 3786 CL NA 4.5 DUE 07-15-2040 REG	7/15/2040	4.50%	**	101,408

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FEDERAL HOME LN MTG CORP SER 3925 CL DE 2.0% 07-15-2040	7/15/2040	2.00%	**	50,231
FEDERAL HOME LN MTG CORP SER 3954 CL GF 4.32183% 11-15-2041	11/15/2041	4.60%	**	376,197
FEDERAL HOME LN MTG CORP SER 4024 CL C 3.0% 03-15-2027	3/15/2027	3.00%	**	36,616
FEDERAL HOME LN MTG CORP SER 4120 CL KA 1.75% 10-15-2032	10/15/2032	1.75%	**	511,891
FEDERAL HOME LN MTG CORP SER 4125 CL PH 3 08-15-2041	8/15/2041	3.00%	**	579,936
FEDERAL HOME LN MTG CORP SER 4205 CL PC 1.75% 01-15-2033	1/15/2033	1.75%	**	377,666
FEDERAL HOME LN MTG CORP SER 4205 CL PE 2% 01-15-2033	1/15/2033	2.00%	**	378,715
FEDERAL HOME LN MTG CORP SER 4229 CL MA 3.5 05-15-2041 REG	5/15/2041	3.50%	**	346,202
FEDERAL HOME LN MTG CORP SER 4231 CL B 2.5% 07-15-2028	7/15/2028	2.50%	**	603,226
FEDERAL HOME LN MTG CORP SER 4247 CL AK 4.5 12-15-2042	12/15/2042	4.50%	**	110,349
FEDERAL HOME LN MTG CORP SER 4341 CL MA 4% 11-15-2031	11/15/2031	4.00%	**	1,597,314
FEDERAL HOME LN MTG CORP SER 4374 CL CE 3.5% 12-15-2043	12/15/2043	3.50%	**	296,208
FEDERAL HOME LN MTG CORP SER 4508 CL CF FLTG 09-15-2045	9/15/2045	4.50%	**	2,030,250
FEDERAL HOME LN MTG CORP SER 4559 CL AF FLTG 03-15-2042 REG	3/15/2042	4.64%	**	263,093
FEDERAL HOME LN MTG CORP SER 4559 CL LA 2% 03-15-2031	3/15/2031	2.00%	**	10,451,249
FEDERAL HOME LN MTG CORP SER 4637 CL WF FLTG RT 07-15-2041	7/15/2041	4.64%	**	964,518
FEDERAL HOME LN MTG CORP SER 4678 CL AF FLTG RT 12-15-2042	12/15/2042	4.54%	**	780,972
FEDERAL HOME LN MTG CORP SER 5565 CL FA FLTG RT 08-25-2055	8/25/2055	5.02%	**	3,606,742
FEDERAL HOME LN MTG CORP SL 4365 CL FH FRN 01-15-2040 REG	1/15/2040	4.60%	**	2,972,840
FEDERAL HOME LN MTG CORP SR 3867 CL FB FLTG RT 05-15-2041	5/15/2041	4.54%	**	485,275
FEDERAL HOME LN MTG CORP SR 4097 CL KF FLTG 09-15-2031	9/15/2031	4.40%	**	39,624
FEDERAL HOME LN MTG CORP SR 4162 CL DA 1.5% 02-15-2028	2/15/2028	1.50%	**	1,513,110
FEDERAL HOME LN MTG CORP SR 4387 CL NA 1.5% 09-15-2029	9/15/2029	1.50%	**	66,703
FEDERAL HOME LN MTG CORP SR 5353 CL A 6.5% 08-25-2045	8/25/2045	6.50%	**	2,240,685
FEDERAL HOME LN MTG CORP SR 5427 CL DA 5.5% 05-25-2045	5/25/2045	5.50%	**	1,893,041
FEDERAL HOME LOAN BANK 1.8% 01-25-2036	1/25/2036	1.80%	**	3,141,491
FEDERAL HOME LOAN BANK 2.0% 02-25-2036	2/25/2036	2.00%	**	449,106
FEDERAL HOME LOAN BANK 4.0% 10-13-2027	10/13/2027	4.00%	**	1,254,112
FEDERAL HOME LOAN BANKS DISC NTS 01-12-2026	1/12/2026	—%	**	34,558,941
FEDERAL HOME LOAN BANKS 2.27% 08-19-2036	8/19/2036	2.27%	**	403,380
FEDERAL HOME LOAN BANKS 2.5% 11-01-2051	11/1/2051	2.50%	**	7,487,682
FEDERAL HOME LOAN BANKS 3% 01-01-2052	1/1/2052	3.00%	**	2,251,081
FEDERAL HOME LOAN BANKS DISC NT 01-02-2026	1/2/2026	—%	**	31,993,760
FEDERAL HOME LOAN BANKS DISC NT 01-23-2026	1/23/2026	—%	**	45,976,642
FEDERAL HOME LOAN MORTGAGE CORP POOL #SD2612 4.5% 10-01-2052	10/1/2052	4.50%	**	1,712,334
FEDERAL HOME LOAN MORTGAGE CORP #FR SD8288 5.0% 01-01-2053	1/1/2053	5.00%	**	2,837,782
FEDERAL HOME LOAN MORTGAGE CORP 1.5% 11-01-2050	11/1/2050	1.50%	**	1,614,953
FEDERAL HOME LOAN MORTGAGE CORP 2% 01-01-2042	1/1/2042	2.00%	**	2,303,882
FEDERAL HOME LOAN MORTGAGE CORP 2% 02-01-2042	2/1/2042	2.00%	**	516,602
FEDERAL HOME LOAN MORTGAGE CORP 2% 03-01-2041	3/1/2041	2.00%	**	936,694
FEDERAL HOME LOAN MORTGAGE CORP 2% 04-01-2042	4/1/2042	2.00%	**	1,703,610
FEDERAL HOME LOAN MORTGAGE CORP 2% 04-01-2051	4/1/2051	2.00%	**	3,545,236
FEDERAL HOME LOAN MORTGAGE CORP 2% 05-01-2051	5/1/2051	2.00%	**	2,703,767
FEDERAL HOME LOAN MORTGAGE CORP 2% 07-01-2041	7/1/2041	2.00%	**	283,272
FEDERAL HOME LOAN MORTGAGE CORP 2% 08-01-2041	8/1/2041	2.00%	**	478,105
FEDERAL HOME LOAN MORTGAGE CORP 2% 09-01-2040	9/1/2040	2.00%	**	398,727
FEDERAL HOME LOAN MORTGAGE CORP 2% 09-01-2041	9/1/2041	2.00%	**	2,154,958
FEDERAL HOME LOAN MORTGAGE CORP 2% 12-01-2041	12/1/2041	2.00%	**	5,024,547

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FEDERAL HOME LOAN MORTGAGE CORP 2.5% 03-01-2042	3/1/2042	2.50%	**	395,785
FEDERAL HOME LOAN MORTGAGE CORP 2.5% 08-01-2051	8/1/2051	2.50%	**	1,422,933
FEDERAL HOME LOAN MORTGAGE CORP 3% 02-01-2051	2/1/2051	3.00%	**	243,292
FEDERAL HOME LOAN MORTGAGE CORP 3% 03-01-2052	3/1/2052	3.00%	**	132,715
FEDERAL HOME LOAN MORTGAGE CORP 3% 04-01-2052	4/1/2052	3.00%	**	723,441
FEDERAL HOME LOAN MORTGAGE CORP 3% 05-01-2042	5/1/2042	3.00%	**	4,534,550
FEDERAL HOME LOAN MORTGAGE CORP 3.5% 02-01-2034	2/1/2034	3.50%	**	2,888,212
FEDERAL HOME LOAN MORTGAGE CORP 3.5% 12-01-2050	12/1/2050	3.50%	**	727,169
FEDERAL HOME LOAN MORTGAGE CORP 4% 07-01-2050	7/1/2050	4.00%	**	325,202
FEDERAL HOME LOAN MORTGAGE CORP 4% 08-01-2053	8/1/2053	4.00%	**	179,553
FEDERAL HOME LOAN MORTGAGE CORP 4% 11-01-2039	11/1/2039	4.00%	**	11,046,050
FEDERAL HOME LOAN MORTGAGE CORP 4.5% 03-01-2047	3/1/2047	4.50%	**	282,515
FEDERAL HOME LOAN MORTGAGE CORP 4.5% 12-01-2052	12/1/2052	4.50%	**	6,358,670
FEDERAL HOME LOAN MORTGAGE CORP 5% 01-01-2053	1/1/2053	5.00%	**	461,344
FEDERAL HOME LOAN MORTGAGE CORP 5% 01-01-2055	1/1/2055	5.00%	**	26,998
FEDERAL HOME LOAN MORTGAGE CORP 5% 02-01-2053	2/1/2053	5.00%	**	15,914,181
FEDERAL HOME LOAN MORTGAGE CORP 5% 06-01-2053	6/1/2053	5.00%	**	49,809,698
FEDERAL HOME LOAN MORTGAGE CORP 5% 07-01-2052	7/1/2052	5.00%	**	1,864,008
FEDERAL HOME LOAN MORTGAGE CORP 5% 09-01-2035	9/1/2035	5.00%	**	3,990,191
FEDERAL HOME LOAN MORTGAGE CORP 5% 09-01-2052	9/1/2052	5.00%	**	371,768
FEDERAL HOME LOAN MORTGAGE CORP 5% 11-01-2053	11/1/2053	5.00%	**	1,592,962
FEDERAL HOME LOAN MORTGAGE CORP 5% 11-01-2054	11/1/2054	5.00%	**	6,920,407
FEDERAL HOME LOAN MORTGAGE CORP 5.5% 01-01-2053	1/1/2053	5.50%	**	1,079,411
FEDERAL HOME LOAN MORTGAGE CORP 5.5% 02-01-2053	2/1/2053	5.50%	**	10,106,910
FEDERAL HOME LOAN MORTGAGE CORP 5.5% 02-01-2055	2/1/2055	5.50%	**	6,089,322
FEDERAL HOME LOAN MORTGAGE CORP 5.5% 02-25-2050	2/25/2050	5.50%	**	3,123,541
FEDERAL HOME LOAN MORTGAGE CORP 5.5% 04-01-2053	4/1/2053	5.50%	**	444,821
FEDERAL HOME LOAN MORTGAGE CORP 5.5% 05-01-2053	5/1/2053	5.50%	**	2,181,836
FEDERAL HOME LOAN MORTGAGE CORP 5.5% 06-01-2053	6/1/2053	5.50%	**	1,078,484
FEDERAL HOME LOAN MORTGAGE CORP 5.5% 08-01-2053	8/1/2053	5.50%	**	1,352,955
FEDERAL HOME LOAN MORTGAGE CORP 5.5% 12-01-2052	12/1/2052	5.50%	**	392,815
FEDERAL HOME LOAN MORTGAGE CORP 6% 02-01-2055	2/1/2055	6.00%	**	9,802,209
FEDERAL HOME LOAN MORTGAGE CORP 6% 03-01-2053	3/1/2053	6.00%	**	521,460
FEDERAL HOME LOAN MORTGAGE CORP 6% 03-01-2055	3/1/2055	6.00%	**	39,217,342
FEDERAL HOME LOAN MORTGAGE CORP 6% 04-01-2054	4/1/2054	6.00%	**	255,387
FEDERAL HOME LOAN MORTGAGE CORP 6% 10-01-2053	10/1/2053	6.00%	**	429,041
FEDERAL HOME LOAN MORTGAGE CORP 6% 12-01-2052	12/1/2052	6.00%	**	1,094,320
FEDERAL HOME LOAN MORTGAGE CORP 6.5% 02-01-2053	2/1/2053	6.50%	**	563,044
FEDERAL HOME LOAN MORTGAGE CORP 6.5% 04-01-2054	4/1/2054	6.50%	**	791,761
FEDERAL HOME LOAN MORTGAGE CORP POOL #QB5093 2.5% 11-01-2050 BEO	11/1/2050	2.50%	**	222,390
FEDERAL HOME LOAN MORTGAGE CORP POOL #SD0935 3% DUE 04-01-2052 REG	4/1/2052	3.00%	**	5,058,031
FEDERAL HOME LOAN MORTGAGE CORP POOL #SD1218 4.0% DUE 07-01-2049 REG	7/1/2049	4.00%	**	419,681
FEDERAL HOME LOAN MORTGAGE CORP POOL #SD2511 5.5% DUE 04-01-2053	4/1/2053	5.50%	**	384,119
FEDERAL HOME LOAN MORTGAGE CORP SER 00K509 CL A2 4.85% 09-25-2028	9/25/2028	4.85%	**	5,022,504
FEDERAL NATIONAL MORTGAGE ASSOC 2% 02-01-2051	2/1/2051	2.00%	**	1,207,422
FEDERAL NATIONAL MORTGAGE ASSOC 2% 03-01-2051	3/1/2051	2.00%	**	2,676,993

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FEDERAL NATIONAL MORTGAGE ASSOC 2% 05-01-2051	5/1/2051	2.00%	**	3,540,158
FEDERAL NATIONAL MORTGAGE ASSOC 2% 11-01-2051	11/1/2051	2.00%	**	822,661
FEDERAL NATIONAL MORTGAGE ASSOC 2.5% 01-01-2052	1/1/2052	2.50%	**	4,075,874
FEDERAL NATIONAL MORTGAGE ASSOC 2.5% 02-01-2036	2/1/2036	2.50%	**	1,573,428
FEDERAL NATIONAL MORTGAGE ASSOC 2.5% 02-01-2052	2/1/2052	2.50%	**	1,433,250
FEDERAL NATIONAL MORTGAGE ASSOC 2.5% 04-01-2041	4/1/2041	2.50%	**	625,696
FEDERAL NATIONAL MORTGAGE ASSOC 2.5% 04-01-2052	4/1/2052	2.50%	**	1,948,386
FEDERAL NATIONAL MORTGAGE ASSOC 2.5% 07-01-2051	7/1/2051	2.50%	**	355,251
FEDERAL NATIONAL MORTGAGE ASSOC 2.5% 08-01-2051	8/1/2051	2.50%	**	294,162
FEDERAL NATIONAL MORTGAGE ASSOC 2.5% 10-01-2050	10/1/2050	2.50%	**	5,372,810
FEDERAL NATIONAL MORTGAGE ASSOC 2.5% 11-01-2041	11/1/2041	2.50%	**	1,397,256
FEDERAL NATIONAL MORTGAGE ASSOC 2.5% 11-01-2050	11/1/2050	2.50%	**	308,789
FEDERAL NATIONAL MORTGAGE ASSOC 2.5% 12-01-2051	12/1/2051	2.50%	**	1,127,609
FEDERAL NATIONAL MORTGAGE ASSOC 3% 01-01-2052	1/1/2052	3.00%	**	3,061,909
FEDERAL NATIONAL MORTGAGE ASSOC 3% 05-01-2052	5/1/2052	3.00%	**	36,208
FEDERAL NATIONAL MORTGAGE ASSOC 3% 06-01-2052	6/1/2052	3.00%	**	2,224,516
FEDERAL NATIONAL MORTGAGE ASSOC 3% 07-01-2052	7/1/2052	3.00%	**	1,386,346
FEDERAL NATIONAL MORTGAGE ASSOC 3% 10-01-2051	10/1/2051	3.00%	**	2,189,566
FEDERAL NATIONAL MORTGAGE ASSOC 3.5% 03-01-2052	3/1/2052	3.50%	**	1,020,604
FEDERAL NATIONAL MORTGAGE ASSOC 3.5% 04-01-2052	4/1/2052	3.50%	**	272,305
FEDERAL NATIONAL MORTGAGE ASSOC 3.5% 05-01-2052	5/1/2052	3.50%	**	639,088
FEDERAL NATIONAL MORTGAGE ASSOC 4% 04-01-2050	4/1/2050	4.00%	**	1,452,367
FEDERAL NATIONAL MORTGAGE ASSOC 4% 04-01-2052	4/1/2052	4.00%	**	340,445
FEDERAL NATIONAL MORTGAGE ASSOC 4.81% 12-01-2029	12/1/2029	4.81%	**	3,844,399
FEDERAL NATIONAL MORTGAGE ASSOC 4.89728%10-25-2053	10/25/2053	5.07%	**	1,752,664
FEDERAL NATIONAL MORTGAGE ASSOC 5% 07-01-2052	7/1/2052	5.00%	**	438,256
FEDERAL NATIONAL MORTGAGE ASSOC 5% 10-01-2053	10/1/2053	5.00%	**	1,746,625
FEDERAL NATIONAL MORTGAGE ASSOC 5.5% 05-01-2053	5/1/2053	5.50%	**	814,353
FEDERAL NATIONAL MORTGAGE ASSOC 5.5% 09-01-2053	9/1/2053	5.50%	**	2,530,643
FEDERAL NATIONAL MORTGAGE ASSOC 5.5% 11-01-2052	11/1/2052	5.50%	**	2,064,521
FEDERAL NATIONAL MORTGAGE ASSOC 6% 09-01-2054	9/1/2054	6.00%	**	89,486
FEDERAL NATIONAL MORTGAGE ASSOC 6% 12-01-2052	12/1/2052	6.00%	**	1,247,042
FEDERAL NATIONAL MORTGAGE ASSOC 6.5% 01-01-2053	1/1/2053	6.50%	**	589,369
FEDERAL NATIONAL MORTGAGE ASSOC 6.5% 02-01-2054	2/1/2054	6.50%	**	279,698
FEDERAL NATIONAL MORTGAGE ASSOC DISC NT 01-15-2026	1/15/2026	—%	**	2,088,681
FEDERAL NATIONAL MORTGAGE ASSOC FR SER 11-124 CL JF FLTG RT DUE 02-25-2041	2/25/2041	4.39%	**	90,052
FEDERAL NATIONAL MORTGAGE ASSOC POOL #BZ3505 4.25% 04-01-2030	4/1/2030	4.25%	**	8,045,798
FEDERAL NATIONAL MORTGAGE ASSOC SER 2016-M11 CL AL 2.944% 07-25-2039	7/25/2039	2.94%	**	102,337
FEDERAL NATL MTG ASSN GTD MTG POOL #AH0210 4.5% 12-01-2040 BEO	12/1/2040	4.50%	**	274,031
FEDERAL NATL MTG ASSN GTD MTG POOL #AH0864 4% 12-01-2040 BEO	12/1/2040	4.00%	**	2,973
FEDERAL NATL MTG ASSN GTD MTG POOL #AH0943 4% DUE 12-01-2040 BEO	12/1/2040	4.00%	**	319,459
FEDERAL NATL MTG ASSN GTD MTG POOL #AH1115 4.5% 01-01-2041 BEO	1/1/2041	4.50%	**	563,844
FEDERAL NATL MTG ASSN GTD MTG POOL #AH1266 4% 01-01-2041 BEO	1/1/2041	4.00%	**	74,174
FEDERAL NATL MTG ASSN GTD MTG POOL #AH1508 4.5% 12-01-2040 BEO	12/1/2040	4.50%	**	270,207
FEDERAL NATL MTG ASSN GTD MTG POOL #AH1559 4% 12-01-2040 BEO	12/1/2040	4.00%	**	163,868
FEDERAL NATL MTG ASSN GTD MTG POOL #AH1560 4% 01-01-2041 BEO	1/1/2041	4.00%	**	260,195
FEDERAL NATL MTG ASSN GTD MTG POOL #AH1565 4.5% 12-01-2040 BEO	12/1/2040	4.50%	**	99,799
FEDERAL NATL MTG ASSN GTD MTG POOL #AH2442 4% 01-01-2041 BEO	1/1/2041	4.00%	**	13,379

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FEDERAL NATL MTG ASSN GTD MTG POOL #AH3203 4% DUE 01-01-2041 BEO	1/1/2041	4.00%	**	18,107
FEDERAL NATL MTG ASSN GTD MTG POOL #AH4404 4% 01-01-2041 BEO	1/1/2041	4.00%	**	266,356
FEDERAL NATL MTG ASSN GTD MTG POOL #AH6958 ADJ RT DUE 02-01-2041 BEO	2/1/2041	6.64%	**	27,881
FEDERAL NATL MTG ASSN GTD MTG POOL #AI1051 4% DUE 06-01-2026 REG	6/1/2026	4.00%	**	1,923
FEDERAL NATL MTG ASSN GTD MTG POOL #AI1892 5% 05-01-2041 BEO	5/1/2041	5.00%	**	186,539
FEDERAL NATL MTG ASSN GTD MTG POOL #AI7778 4% 07-01-2041 BEO	7/1/2041	4.00%	**	2,338
FEDERAL NATL MTG ASSN GTD MTG POOL #AI8630 4% 07-01-2042 BEO	7/1/2042	4.00%	**	13,186
FEDERAL NATL MTG ASSN GTD MTG POOL #AI9940 5% 09-01-2041 BEO	9/1/2041	5.00%	**	173,236
FEDERAL NATL MTG ASSN GTD MTG POOL #AJ1884 FIXED 3.5% 02-01-2042 BEO	2/1/2042	3.50%	**	302,406
FEDERAL NATL MTG ASSN GTD MTG POOL #AJ2288 4% 09-01-2041 BEO	9/1/2041	4.00%	**	118,733
FEDERAL NATL MTG ASSN GTD MTG POOL #AJ4051 4% 10-01-2041 BEO	10/1/2041	4.00%	**	1,354
FEDERAL NATL MTG ASSN GTD MTG POOL #AJ9317 4% 01-01-2042 BEO	1/1/2042	4.00%	**	329,973
FEDERAL NATL MTG ASSN GTD MTG POOL #AJ9982 3.5% 08-01-2042 BEO	8/1/2042	3.50%	**	653,320
FEDERAL NATL MTG ASSN GTD MTG POOL #AK0968 3% 02-01-2027 BEO	2/1/2027	3.00%	**	19,249
FEDERAL NATL MTG ASSN GTD MTG POOL #AK1140 3% 02-01-2027 BEO	2/1/2027	3.00%	**	13,366
FEDERAL NATL MTG ASSN GTD MTG POOL #AK1608 3% 01-01-2027 BEO	1/1/2027	3.00%	**	11,321
FEDERAL NATL MTG ASSN GTD MTG POOL #AK5551 FIXED 4% 04-01-2042 BEO	4/1/2042	4.00%	**	898,185
FEDERAL NATL MTG ASSN GTD MTG POOL #AK6966 3% 03-01-2027 BEO	3/1/2027	3.00%	**	18,952
FEDERAL NATL MTG ASSN GTD MTG POOL #AL0007 5% 12-01-2034 BEO	12/1/2034	5.00%	**	149,657
FEDERAL NATL MTG ASSN GTD MTG POOL #AL0009 5.5% 12-01-2034 BEO	12/1/2034	5.50%	**	137,154
FEDERAL NATL MTG ASSN GTD MTG POOL #AL0379 8% 12-01-2036 BEO	12/1/2036	8.00%	**	20,000
FEDERAL NATL MTG ASSN GTD MTG POOL #AL0533 ADJ RT DUE 07-01-2041 BEO	7/1/2041	6.50%	**	82,352
FEDERAL NATL MTG ASSN GTD MTG POOL #AL0998 4.5% 10-01-2041 BEO	10/1/2041	4.50%	**	104,409
FEDERAL NATL MTG ASSN GTD MTG POOL #AL1945 3.5% 06-01-2042 BEO	6/1/2042	3.50%	**	135,665
FEDERAL NATL MTG ASSN GTD MTG POOL #AL2151 3.5% 03-01-2042 BEO	3/1/2042	3.50%	**	301,106
FEDERAL NATL MTG ASSN GTD MTG POOL #AL2389 3.5% 09-01-2042 BEO	9/1/2042	3.50%	**	284,598
FEDERAL NATL MTG ASSN GTD MTG POOL #AL2465 3.0% 10-01-2027	10/1/2027	3.00%	**	436,463
FEDERAL NATL MTG ASSN GTD MTG POOL #AL3626 4% 09-01-2042 BEO	9/1/2042	4.00%	**	3,748
FEDERAL NATL MTG ASSN GTD MTG POOL #AL3797 2.5% 06-01-2028 BEO	6/1/2028	2.50%	**	248,129
FEDERAL NATL MTG ASSN GTD MTG POOL #AL4043 3% 09-01-2028 BEO	9/1/2028	3.00%	**	363,932
FEDERAL NATL MTG ASSN GTD MTG POOL #AL4324 6.5% 05-01-2040 BEO	5/1/2040	6.50%	**	615,613
FEDERAL NATL MTG ASSN GTD MTG POOL #AL4741 4.5% 01-01-2044 BEO	1/1/2044	4.50%	**	190,114
FEDERAL NATL MTG ASSN GTD MTG POOL #AL4895 3.5% 12-01-2028 BEO	12/1/2028	3.50%	**	91,678
FEDERAL NATL MTG ASSN GTD MTG POOL #AL4936 3% 03-01-2029 BEO	3/1/2029	3.00%	**	130,673
FEDERAL NATL MTG ASSN GTD MTG POOL #AL5232 3.5% 03-01-2029 BEO	3/1/2029	3.50%	**	300,693
FEDERAL NATL MTG ASSN GTD MTG POOL #AL5674 4.5% 08-01-2044 BEO	8/1/2044	4.50%	**	535,385
FEDERAL NATL MTG ASSN GTD MTG POOL #AL5760 4% 09-01-2043 BEO	9/1/2043	4.00%	**	11,975
FEDERAL NATL MTG ASSN GTD MTG POOL #AL6185 3% 10-01-2029 BEO	10/1/2029	3.00%	**	334,927
FEDERAL NATL MTG ASSN GTD MTG POOL #AL6605 3% 04-01-2030 BEO	4/1/2030	3.00%	**	89,463
FEDERAL NATL MTG ASSN GTD MTG POOL #AL6851 2.5% 10-01-2043 BEO	10/1/2043	2.50%	**	231,130
FEDERAL NATL MTG ASSN GTD MTG POOL #AL7204 5% 10-01-2043 BEO	10/1/2043	5.00%	**	20,212
FEDERAL NATL MTG ASSN GTD MTG POOL #AL7320 3% 09-01-2030 BEO	9/1/2030	3.00%	**	116,248
FEDERAL NATL MTG ASSN GTD MTG POOL #AL7430 3.5% DUE 08-01-2030 REG	8/1/2030	3.50%	**	290,217
FEDERAL NATL MTG ASSN GTD MTG POOL #AL9397 3% 10-01-2046 BEO	10/1/2046	3.00%	**	630,511
FEDERAL NATL MTG ASSN GTD MTG POOL #AL9546 3.5% 11-01-2046 BEO	11/1/2046	3.50%	**	353,478
FEDERAL NATL MTG ASSN SR 2011-59 CL NZ 5.5 DUE 07-25-2041	7/25/2041	5.50%	**	859,909
FEDERAL RLTY INVT TR COM USD0.01			**	135,878
FEDERAL RLTY INVT TR 3.5% DUE 06-01-2030	6/1/2030	3.50%	**	865,075

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FEDERAL SIGNAL CORP COM			**	4,219,807
FEDEX CORP 3.25% DUE 04-01-2026	4/1/2026	3.25%	**	1,493,527
FEDEX CORP 4.4% 01-15-2047	1/15/2047	4.40%	**	204,128
FEDEX CORP COM			**	18,902,998
FERGUSON ENTERPRISES INC USD0.0001			**	980,240
FERROGLOBE PLC COM NPV			**	213,704
FFNMA SER 2015-38 CL-PG 3.0% 08-25-2044	8/25/2044	3.00%	**	930,277
FHLMC CMO SER 2248 CL FB FLTG DUE 09-15-2030 REG	9/15/2030	4.60%	**	545
FHLMC FR SD8363 6% 09-01-2053	9/1/2053	6.00%	**	220,707
FHLMC GOLD #A53630 A53630 6 10-01-2036	10/1/2036	6.00%	**	67,067
FHLMC GOLD #G00473 7.5% DUE 05-01-2026	3/1/2026	7.50%	**	3
FHLMC GOLD 3% MBS 01/06/2029 USD'V6-0564' V60564 3 06-01-2029	6/1/2029	3.00%	**	104,416
FHLMC GOLD 3% MBS 01/10/2046 USD'G6-7701' G67701 3 10-01-2046	10/1/2046	3.00%	**	1,161,956
FHLMC GOLD 3% MBS 01/10/2046 USD'Q4-3413' Q43413 3 10-01-2046	10/1/2046	3.00%	**	220,374
FHLMC GOLD 3.5% MBS 01/01/2046 USD'Q3-8490' Q38490 3.5 01-01-2046	1/1/2046	3.50%	**	1,041,431
FHLMC GOLD 4.5% MBS 01/02/2048 USD'V8-3956' V83956 4.5 02-01-2048	2/1/2048	4.50%	**	284,601
FHLMC GOLD A47999 5 08-01-2035	8/1/2035	5.00%	**	84,569
FHLMC GOLD A62077 6 06-01-2037	6/1/2037	6.00%	**	12,276
FHLMC GOLD A9-5825 4.0% DUE 12-01-2040	12/1/2040	4.00%	**	113,177
FHLMC GOLD A95831 4.5 12-01-2040	12/1/2040	4.50%	**	225,390
FHLMC GOLD C00522 7.0% 05-01-2027	5/1/2027	7.00%	**	311
FHLMC GOLD C00632 7 07-01-2028	7/1/2028	7.00%	**	429
FHLMC GOLD C00987 7.5 05-01-2030	5/1/2030	7.50%	**	158
FHLMC GOLD C01116 7.5 01-01-2031	1/1/2031	7.50%	**	5,068
FHLMC GOLD C04272 3 10-01-2042	10/1/2042	3.00%	**	504,574
FHLMC GOLD C80379 7.0% 02-01-2026	2/1/2026	7.00%	**	13
FHLMC GOLD C80407 7.0% 06-01-2026	6/1/2026	7.00%	**	3
FHLMC GOLD C91908 3 01-01-2037	1/1/2037	3.00%	**	210,730
FHLMC GOLD G02408 5.5 12-01-2036	12/1/2036	5.50%	**	41,528
FHLMC GOLD G06506 4 12-01-2040	12/1/2040	4.00%	**	395,311
FHLMC GOLD G06507 4 02-01-2041	2/1/2041	4.00%	**	73,047
FHLMC GOLD G0-7388 3.5 05-01-2043	5/1/2043	3.50%	**	467,465
FHLMC GOLD G07762 4.5 06-01-2044	6/1/2044	4.50%	**	201,078
FHLMC GOLD G08372 4.5 11-01-2039	11/1/2039	4.50%	**	88,274
FHLMC GOLD G08553 3 10-01-2043	10/1/2043	3.00%	**	35,097
FHLMC GOLD G08793 4 12-01-2047	12/1/2047	4.00%	**	64,996
FHLMC GOLD G67720 4.5 03-01-2049	3/1/2049	4.50%	**	913,806
FHLMC GOLD GROUP #C00636 7.5 MTG PARTN CTF DUE 07-01-2028 REG	7/1/2028	7.50%	**	381
FHLMC GOLD J23935 3 05-01-2028	5/1/2028	3.00%	**	22,582
FHLMC GOLD J2-7964 3 04-01-2029	4/1/2029	3.00%	**	47,333
FHLMC GOLD J28196 3 05-01-2029	5/1/2029	3.00%	**	388,672
FHLMC GOLD J29007 3 08-01-2029	8/1/2029	3.00%	**	64,850
FHLMC GOLD POOL #G00675 7.5% DUE 03-01-2027	3/1/2027	7.50%	**	465
FHLMC GOLD POOL #G00869 7.5% DUE 01-01-2028	1/1/2028	7.50%	**	663
FHLMC GOLD POOL #Q11288 3.5 09-01-2042	9/1/2042	3.50%	**	114,397
FHLMC GOLD POOL #Q1-1788 3 DUE 10-01-2042	10/1/2042	3.00%	**	58,517
FHLMC GOLD POOL #Q12052 Q12052 3.5 10-01-2042	10/1/2042	3.50%	**	125,226
FHLMC GOLD POOL C00984 8 05-01-2030	5/1/2030	8.00%	**	176

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FHLMC GOLD POOL G0-0529 7.5% DUE 08-01-2026	8/1/2026	7.50%	**	9
FHLMC GOLD POOL G01091 7 12-01-2029	12/1/2029	7.00%	**	3,078
FHLMC GOLD POOL G67713 4.0% DUE 06-01-2048	6/1/2048	4.00%	**	3,762,631
FHLMC GOLD POOL Q44963 3.5% 12-01-2046	12/1/2046	3.50%	**	403,366
FHLMC GOLD POOL# U91254 4 DUE 04-01-2043	4/1/2043	4.00%	**	263,201
FHLMC GOLD POOL#Q17792 3.5 DUE 05-01-2043	5/1/2043	3.50%	**	636,563
FHLMC GOLD Q08998 3.5 06-01-2042	6/1/2042	3.50%	**	223,684
FHLMC GOLD Q12520 3 10-01-2042	10/1/2042	3.00%	**	30,314
FHLMC GOLD Q14326 2.5 01-01-2043	1/1/2043	2.50%	**	292,332
FHLMC GOLD Q44452 3 11-01-2046	11/1/2046	3.00%	**	394,268
FHLMC GOLD Q45458 4 08-01-2046	8/1/2046	4.00%	**	110,331
FHLMC GOLD Q48338 4.5 05-01-2047	5/1/2047	4.50%	**	17,053
FHLMC GOLD Q49494 4.5% 07-01-2047	7/1/2047	4.50%	**	114,372
FHLMC GOLD U90291 4 10-01-2042	10/1/2042	4.00%	**	42,870
FHLMC GOLD U90316 4 10-01-2042	10/1/2042	4.00%	**	457,559
FHLMC GOLD U91619 4 06-01-2043	6/1/2043	4.00%	**	270,642
FHLMC GOLD V60298 3.0% 10-01-2028	10/1/2028	3.00%	**	47,896
FHLMC GOLD V60869 2.5 07-01-2030	7/1/2030	2.50%	**	294,389
FHLMC GOLDPOOL #Q10241 3.5 08-01-2042	8/1/2042	3.50%	**	108,902
FHLMC GROUP #C00516 8.0 MTG PARTN CTF DUE 05-01-2027 REG	5/1/2027	8.00%	**	237
FHLMC GROUP #G00825 7.0 MTG PARTN CTF DUE 11-01-2027 REG	12/1/2027	7.00%	**	47
FHLMC MULTICLASS SER 4102 CL EG 1.25% 09-15-2027	9/15/2027	1.25%	**	17,818
FHLMC MULTICLASS 2005-S001 CTF CL 2A2 VAR RATE 09-25-2045	9/25/2045	4.00%	**	161,264
FHLMC MULTICLASS 3.5 07-15-2041	7/15/2041	3.50%	**	7,056
FHLMC MULTICLASS 3122 CL FE FLTG 03-15-2036	3/15/2036	4.40%	**	446,881
FHLMC MULTICLASS 5.0% DUE 07-15-2033 REG	7/15/2033	5.00%	**	132,235
FHLMC MULTICLASS FHLMC #80-0146 10-15-2037	10/15/2037	4.49%	**	892,446
FHLMC MULTICLASS FREDDIE MAC SER 2017-SR01 CL A3G 3.089% 11-25-2027	11/25/2027	3.09%	**	2,690,314
FHLMC MULTICLASS PREASSIGN 00320 4.5 09-15-2034	9/15/2034	4.50%	**	166,587
FHLMC MULTICLASS PREASSIGN 00366 5 08-15-2035	8/15/2035	5.00%	**	130,997
FHLMC MULTICLASS SER 004281 CL LG 4 01-15-2043	1/15/2043	4.00%	**	515,590
FHLMC MULTICLASS SER 004293 CL KG 3.0% DUE 08-15-2043 REG	8/15/2043	3.00%	**	263,075
FHLMC MULTICLASS SER 004302 CL HF 01-15-2038	1/15/2038	4.48%	**	173,227
FHLMC MULTICLASS SER 004579 CL FD 01-15-2038	1/15/2038	4.49%	**	98,941
FHLMC MULTICLASS SER 004582 CL PA 3 11-15-2045	11/15/2045	3.00%	**	4,237,504
FHLMC MULTICLASS SER 004711 CL HA 3 12-15-2043	12/15/2043	3.00%	**	8,964
FHLMC MULTICLASS SER 004774 CL LP 3.5% 09-15-2046	9/15/2046	3.50%	**	271,968
FHLMC MULTICLASS SER 004864 CL TZ 4 12-15-2048	12/15/2048	4.00%	**	483,745
FHLMC MULTICLASS SER 004877 CL CA 3 04-15-2034	4/15/2034	3.00%	**	791,524
FHLMC MULTICLASS SER 004936 CL AP 2.5 09-25-2048	9/25/2048	2.50%	**	2,879,517
FHLMC MULTICLASS SER 005048 CL B 1% 05-25-2033	5/25/2033	1.00%	**	669,137
FHLMC MULTICLASS SER 18-4 CL MA 3.5% FIXED UE 11-25-2057 REG	3/25/2058	3.50%	**	183,911
FHLMC MULTICLASS SER 19-1 CL MT 3.5% 07-25-2058 REG	7/25/2058	3.50%	**	534,111
FHLMC MULTICLASS SER 2113 CL MW 6.5 01-15-2029	1/15/2029	6.50%	**	16,039
FHLMC MULTICLASS SER 2135 CL OH 6.5 03-15-2029	3/15/2029	6.50%	**	17,780
FHLMC MULTICLASS SER 2175 CL TH 6 07-15-2029	7/15/2029	6.00%	**	12,397
FHLMC MULTICLASS SER 2319 CL PZ 6.5 05-15-2031	5/15/2031	6.50%	**	74,030
FHLMC MULTICLASS SER 2338 CL ZC 6.5 07-15-2031	7/15/2031	6.50%	**	29,825

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FHLMC MULTICLASS SER 2430 CL WF 6.5 03-15-2032 REG	3/15/2032	6.50%	**	12,761
FHLMC MULTICLASS SER 2663 CL Z 5.5 08-15-2033	8/15/2033	5.50%	**	228,567
FHLMC MULTICLASS SER 2792 CL MB 5.5% 05-15-2034	5/15/2034	5.50%	**	1,650,065
FHLMC MULTICLASS SER 2980 CL QA 6 05-15-2035	5/15/2035	6.00%	**	16,268
FHLMC MULTICLASS SER 3047 CL CJ 5.5 10-15-2035	10/15/2035	5.50%	**	1,654,058
FHLMC MULTICLASS SER 3108 CL FP 12-15-2035	12/15/2035	4.40%	**	495,753
FHLMC MULTICLASS SER 3117 CL FE FLT RT 02-15-2036	2/15/2036	4.40%	**	161,607
FHLMC MULTICLASS SER 3153 CL UF 05-15-2036	5/15/2036	4.53%	**	1,530,656
FHLMC MULTICLASS SER 3187 CL Z 5 07-15-2036	7/15/2036	5.00%	**	32,127
FHLMC MULTICLASS SER 3531 CL FA 05-15-2039	5/15/2039	4.80%	**	395,604
FHLMC MULTICLASS SER 3564 CL AL FLT RT 08-15-2036	8/15/2036	5.04%	**	30,460
FHLMC MULTICLASS SER 3578 CL VZ 5.5 08-15-2036	8/15/2036	5.50%	**	156,974
FHLMC MULTICLASS SER 3648 CL CY 4.5% DUE 03-15-2030	3/15/2030	4.50%	**	19,962
FHLMC MULTICLASS SER 3653 CL HJ 5 04-15-2040	4/15/2040	5.00%	**	36,489
FHLMC MULTICLASS SER 3662 CL PJ 5 DUE 04-15-2040	4/15/2040	5.00%	**	38,221
FHLMC MULTICLASS SER 3677 CL PB 4.5 DUE 05-15-2040 REG	5/15/2040	4.50%	**	34,421
FHLMC MULTICLASS SER 3746 CL KL 3.25 04-15-2040	4/15/2040	3.25%	**	233,489
FHLMC MULTICLASS SER 3939 CL BZ 4.5 06-15-2041	6/15/2041	4.50%	**	426,124
FHLMC MULTICLASS SER 3956 CL EB 3.25 11-15-2041	11/15/2041	3.25%	**	471,213
FHLMC MULTICLASS SER 3966 CL VZ 4 12-15-2041	12/15/2041	4.00%	**	221,085
FHLMC MULTICLASS SER 4016 CL CA 2% 07-15-2041	7/15/2041	2.00%	**	46,027
FHLMC MULTICLASS SER 4059 CL DA 2.0% 02-15-2041 REG	2/15/2041	2.00%	**	38,659
FHLMC MULTICLASS SER 406 CL F43 FLTG RT 10-25-2053	10/25/2053	4.67%	**	4,635,407
FHLMC MULTICLASS SER 4100 CL EC 1.5 DUE 08-15-2027 REG	8/15/2027	1.50%	**	16,195
FHLMC MULTICLASS SER 4118 CL PD 1.5 05-15-2042	5/15/2042	1.50%	**	92,557
FHLMC MULTICLASS SER 4148 CL JB 1.5 12-15-2027	12/15/2027	1.50%	**	21,683
FHLMC MULTICLASS SER 4150 CL FN FLTG 07-15-2041	7/15/2041	4.40%	**	470,610
FHLMC MULTICLASS SER 4170 CL TC 1.625 02-15-2028	2/15/2028	1.62%	**	22,042
FHLMC MULTICLASS SER 4171 CL NG 2 06-15-2042	6/15/2042	2.00%	**	268,621
FHLMC MULTICLASS SER 4176 CL HA 4 DUE 12-15-2042	12/15/2042	4.00%	**	97,640
FHLMC MULTICLASS SER 4188 CL AG 2 04-15-2028	4/15/2028	2.00%	**	4,828
FHLMC MULTICLASS SER 4198 CL QP 4.0% 01-15-2033	1/15/2033	4.00%	**	200,902
FHLMC MULTICLASS SER 4203 CL DG 2.25% DUE 04-15-2033 REG	4/15/2033	2.25%	**	98,093
FHLMC MULTICLASS SER 4261 CL DA 2.5% DUE06-15-2032	6/15/2032	2.50%	**	3,645
FHLMC MULTICLASS SER 4268 CL BP 4.25 08-15-2042	8/15/2042	4.25%	**	800,118
FHLMC MULTICLASS SER 4281 CL MP 3.75% 12-15-2043	12/15/2043	3.75%	**	187,563
FHLMC MULTICLASS SER 4331 CL EA 4 03-15-2043	3/15/2043	4.00%	**	139,283
FHLMC MULTICLASS SER 4338 CL A 2.5% 05-15-2044	5/15/2044	2.50%	**	375,190
FHLMC MULTICLASS SER 4373 CL PA 3 02-15-2043	2/15/2043	3.00%	**	223,038
FHLMC MULTICLASS SER 4374 CL GA 3.0% 09-15-2036	9/15/2036	3.00%	**	551,962
FHLMC MULTICLASS SER 4457 CL BA 3.0% DUE07-15-2039	7/15/2039	3.00%	**	282,964
FHLMC MULTICLASS SER 4458 CL CB 2.0% 2.0% DUE 11-15-2028 REG	11/15/2028	2.00%	**	14,800
FHLMC MULTICLASS SER 4472 CL WL 3 05-15-2045	5/15/2045	3.00%	**	4,239,182
FHLMC MULTICLASS SER 4480 CL EA 3.5 11-15-2043	11/15/2043	3.50%	**	299,832
FHLMC MULTICLASS SER 4482 CL CA 3.0% 04-15-2034	4/15/2034	3.00%	**	425,413
FHLMC MULTICLASS SER 4631 CL AE 3.5 05-15-2044	5/15/2044	3.50%	**	791,362
FHLMC MULTICLASS SER 4631 CL VA 3.5% 02-15-2028	2/15/2028	3.50%	**	446,533
FHLMC MULTICLASS SER T-34 CL A1V 07-25-2031	7/25/2031	4.23%	**	1,758,282

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FHLMC MULTICLASS SER T-61 CL 1A1 FLT RT 07-25-2044	7/25/2044	5.43%	**	179,824
FHLMC MULTICLASS SER-4777 CL-CB 3.5% 10-15-2045 REG	10/15/2045	3.50%	**	905,473
FHLMC MULTICLASS SR 18-1 CL A1 3.5% 06-25-2028	6/25/2028	3.50%	**	506,312
FHLMC MULTICLASS SR 3814 CL B 3 02-15-2026	2/15/2026	3.00%	**	4,423
FHLMC MULTICLASS SR 4569 CL JA FLTG 3.0% 03-15-2042	3/15/2042	3.00%	**	489,617
FHLMC MULTICLASS SR 5400 CL AP 5.5% 02-25-2054	2/25/2054	5.50%	**	1,622,032
FHLMC MULTICLASS SR 5501 CL EA 6.0% 07-25-2049	7/25/2049	6.00%	**	2,460,628
FHLMC MULTICLASS SR 5534 CL DA 5.0% 04-25-2052	4/25/2052	5.00%	**	2,679,616
FHLMC MULTICLASS SR K506 CL A2 4.65% 08-25-2028	8/25/2028	4.65%	**	3,864,701
FHLMC MULTICLASS TRANCHE 00045 2.952 02-25-2027	2/25/2027	2.95%	**	460,456
FHLMC MULTICLASS TRANCHE 00112 3.176 11-25-2028	11/25/2028	3.18%	**	375,366
FHLMC MULTICLASSSER 3613 CL HJ 5.5 DUE 12-15-2039 REG	12/15/2039	5.50%	**	110,637
FHLMC POOL #1B8062 ADJ RT 03-01-2041	3/1/2041	6.84%	**	13,310
FHLMC POOL #1G1381 ADJ RT 12-01-2036	12/1/2036	6.66%	**	9,492
FHLMC POOL #1J1467 ADJ RT 12-01-2036	12/1/2036	6.22%	**	25,853
FHLMC POOL #1J1492 ADJ RT 11-01-2036	11/1/2036	6.24%	**	10,108
FHLMC POOL #2B4296 ADJ RT 06-01-2045	6/1/2045	6.26%	**	495,627
FHLMC POOL #3132D9KK9 6.0% 01-01-2030	1/1/2030	6.00%	**	1,188,333
FHLMC POOL #3132DV6Q3 2 07-01-2050	7/1/2050	2.00%	**	1,078,234
FHLMC POOL #C00650 7 09-01-2028	9/1/2028	7.00%	**	304
FHLMC POOL #G08788 3.5 11-01-2047	11/1/2047	3.50%	**	135,743
FHLMC POOL #Q25818 4.5 04-01-2044	4/1/2044	4.50%	**	755,769
FHLMC POOL #Q25819 4.5 04-01-2044	4/1/2044	4.50%	**	722,982
FHLMC POOL #QA7477 3.0% DUE 03-01-2050	3/1/2050	3.00%	**	1,864,412
FHLMC POOL #QC-9154 3% DUE 10-01-2051 REG	10/1/2051	3.00%	**	338,097
FHLMC POOL #QE0992 3.0% 04-01-2052	4/1/2052	3.00%	**	663,717
FHLMC POOL #QE3984 3.0% 05-01-2052	5/1/2052	3.00%	**	1,147,674
FHLMC POOL #QG2979 3.0% 05-01-2053	5/1/2053	3.00%	**	60,740
FHLMC POOL #RA1293 3.0% DUE 09-01-2049	9/1/2049	3.00%	**	852,712
FHLMC POOL #RA6486 3.0% 12-01-2051	12/1/2051	3.00%	**	4,642,140
FHLMC POOL #RA9079 6.5% 05-01-2053	5/1/2053	6.50%	**	215,449
FHLMC POOL #RA-9080 6.5% 05-01-2053	5/1/2053	6.50%	**	245,480
FHLMC POOL #RA-9081 6.5% 05-01-2053	5/1/2053	6.50%	**	416,540
FHLMC POOL #RA9437 5.5% 07-01-2053	7/1/2053	5.50%	**	388,158
FHLMC POOL #SC0405 3.5% 11-01-2038	11/1/2038	3.50%	**	376,588
FHLMC POOL #SD0849 2.5% DUE 01-01-2052	1/1/2052	2.50%	**	492,945
FHLMC POOL #SD1967 4.0% 10-01-2052	10/1/2052	4.00%	**	10,263,577
FHLMC POOL #SD2269 3% 01-01-2052	1/1/2052	3.00%	**	3,085,660
FHLMC POOL #SD2723 5.5% 03-01-2053	3/1/2053	5.50%	**	600,261
FHLMC POOL #SD5143 6.0% 04-01-2054	4/1/2054	6.00%	**	1,394,698
FHLMC POOL #SD5384 5.5% 07-01-2053	7/1/2053	5.50%	**	429,427
FHLMC POOL #SD5691 6.0% 06-01-2054	6/1/2054	6.00%	**	1,045,883
FHLMC POOL #SD5709 6.0% 07-01-2054	7/1/2054	6.00%	**	663,583
FHLMC POOL #SD5876 6.0% 05-01-2054	5/1/2054	6.00%	**	1,034,131
FHLMC POOL #SD7509 3.0% DUE 11-01-2049 REG	11/1/2049	3.00%	**	608,789
FHLMC POOL #SD8006 4.0% 08-01-2049	8/1/2049	4.00%	**	8,135,413
FHLMC POOL #SD-8113 2.0% 11-01-2050	12/1/2050	2.00%	**	270,570
FHLMC POOL #SD-8121 2.0% DUE 12-01-2050 REG	1/1/2051	2.00%	**	3,251,320

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FHLMC POOL #SD8335 3.0% 04-01-2053	4/1/2053	3.00%	**	95,089
FHLMC POOL 846661 ADJ RT DUE 02-01-2029	2/1/2029	6.03%	**	31
FHLMC POOL SD5416 5.5% 04-01-2054	4/1/2054	5.50%	**	345,345
FHLMC POOL# SD2688 5.5% 04-01-2053	4/1/2053	5.50%	**	801,448
FHLMC POOL# SD2866 4.0% 07-01-2049	7/1/2049	4.00%	**	378,268
FHLMC POOL#SD2981 6.5% 05-01-2053	5/1/2053	6.50%	**	418,443
FHLMC PRIN STRIP PRIN PMT ON 6.25% DEB 2032 07-15-2032 (UNDDATE)	7/15/2032	—%	**	2,321,022
FHLMC SER 3645 CL KP 5 02-15-2040	2/15/2040	5.00%	**	143,573
FHLMC SR 5407 CL A 5.5% 11-25-2050	11/25/2050	5.50%	**	2,142,563
FHLMC SR 5440 CL F FLTG 08-25-2054	8/25/2054	4.92%	**	1,332,957
FHLMC SR 5482 CL FC FLTG RT 12-25-2054	12/25/2054	5.17%	**	688,983
FHLMC SR 5490 CL LA 5.0% 12-31-2049	4/25/2052	5.00%	**	4,480,495
FHLMC SUPER 30Y FIXED 5% 10-01-2054	10/1/2054	5.00%	**	2,060,854
FHLMC UMBS 30Y FIXED 2% 02-01-2051	2/1/2051	2.00%	**	1,339,346
FHLMC UMBS 30Y FIXED 2% 03-01-2051	3/1/2051	2.00%	**	655,906
FHLMC UMBS 30Y FIXED 2% 11-01-2051	11/1/2051	2.00%	**	255,465
FHLMC UMBS 30Y FIXED 2.5% 08-01-2051	8/1/2051	2.50%	**	1,764,277
FHLMC UMBS 30Y FIXED 3% 02-01-2052	2/1/2052	3.00%	**	16,390
FHLMC UMBS 30Y FIXED 3% 06-01-2052	6/1/2052	3.00%	**	640,533
FHLMC UMBS 30Y FIXED 3% 10-01-2052	10/1/2052	3.00%	**	551,893
FHLMC UMBS 30Y FIXED 5% 04-01-2053	4/1/2053	5.00%	**	1,128,574
FHLMC UMBS 30Y FIXED 6% 04-01-2054	4/1/2054	6.00%	**	436,661
FHLMC UMBS 30Y FIXED 6.5% 02-01-2054	2/1/2054	6.50%	**	787,952
FHLMC UMBS 30Y FIXED 6.5% 04-01-2053	4/1/2053	6.50%	**	634,426
FHLMC UMBS 30Y FIXED 6.5% 04-01-2054	4/1/2054	6.50%	**	862,736
FHLMC UMBS 30Y FXD 2.5% DUE 02-01-2052	2/1/2052	2.50%	**	565,598
FHLMC UMBS 30Y FXD 5% DUE 02-01-2053	2/1/2053	5.00%	**	4,426,804
FIDELIS INSURANCE HOLDINGS LIMITED			**	600,094
FIDELITY NATIONAL INFORMATION SERVICES INC 1.15% 03-01-2026	3/1/2026	1.15%	**	2,093,806
FIDELITY NATL FINL INC NEW FORMERLY FIDELITY COMMON STOCK			**	9,130,887
FIDELITY NATL INFORMATION SVCS INC COM STK			**	10,285,748
FIDELITY NATL INFORMATION SVCS INC SR NT1.65% 03-01-2028	3/1/2028	1.65%	**	1,440,480
FIEM INDUSTRIES LT INR10			**	367,405
FIERA MILANO NPV			**	565,597
FIFTH THIRD BANCORP 5.631% 01-29-2032	1/29/2032	5.63%	**	136,551
FIFTH THIRD BANCORP 6.339% 07-27-2029	7/27/2029	6.34%	**	1,300,944
FIGS INC COM USD0.0001 CL A			**	902,029
FINCANTIERI SPA NPV			**	25,497
FIRST ABU DHABI BK AED1			**	1,004,425
FIRST AMERN FINL CORP COM STK			**	115,384
FIRST BANCORP P R COM NEW COM NEW			**	820,846
FIRST INTERNET BANCORP COM STK			**	45,497
FIRST RESOURCES LT NPV			**	1,604,067
FIRST TRACTOR CO 'H'CNY1			**	27,926
FIRSTCASH HLDGS INC COM			**	5,024,614
FIRSTENERGY CORP 2.65% DUE 03-01-2030	3/1/2030	2.65%	**	1,372,073
FIRSTENERGY CORP 3.9% 07-15-2027	7/15/2027	3.90%	**	4,572,463
FIRSTENERGY CORP COM			**	72,259

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FIRSTENERGY CORP FIXED 2.25% DUE 09-01-2030	9/1/2030	2.25%	**	1,617,192
FIRSTENERGY TRANSMISSION LLC 4.55% 01-15-2030	1/15/2030	4.55%	**	862,187
FIRSTENERGY TRANSMISSION LLC 5.0% 01-15-2035	1/15/2035	5.00%	**	471,855
FIRSTENERGY TRANSMISSION LLC SR NT 144A 4.55% 04-01-2049	4/1/2049	4.55%	**	140,985
FIRSTGROUP ORD GBP0.05			**	1,614,586
FIRSTKEY HOMES 2021-SFR1 TR 1.788% 08-17-2038	8/17/2038	1.79%	**	2,702,414
FIRSTKEY HOMES 2021-SFR1 TR 2.389% 08-17-2038	8/17/2038	2.39%	**	1,277,908
FIRSTSERVICE CORP COM NPV			**	1,370,316
FISERV INC 3.5% DUE 07-01-2029	7/1/2029	3.50%	**	7,161,606
FISERV INC 5.15% 08-12-2034	8/12/2034	5.15%	**	3,381,264
FISERV INC 5.15% 03-15-2027	3/15/2027	5.15%	**	532,603
FISERV INC 5.375% 08-21-2028	8/21/2028	5.38%	**	2,307,979
FISERV INC 5.45% DUE 03-02-2028	3/2/2028	5.45%	**	1,682,900
FISERV INC 5.6% DUE 03-02-2033	3/2/2033	5.60%	**	516,773
FISERV INC COM			**	5,270,158
FIVE 2023-V1 MTG TR COML MTG PASS THRU CTF CL 5.1719% 02-10-2056	2/10/2056	5.17%	**	3,018,638
FIVE BELOW INC COM USD0.01			**	5,744,603
FIVE STAR BANCORP COM NPV			**	2,147
FL PWR & LT CO 3.8% DUE 12-15-2042	12/15/2042	3.80%	**	98,851
FL PWR & LT CO 3.95% 03-01-2048	3/1/2048	3.95%	**	160,308
FL PWR & LT CO 4.05% DUE 06-01-2042	6/1/2042	4.05%	**	196,958
FLAGSHIP CR AUTO 1.46% DUE 09-15-2027	9/15/2027	1.46%	**	383,987
FLATEXDEGIRO SE NPV (REG)			**	346,901
FLEX LTD COM USD0.01			**	4,958,730
FLOOR & DECOR HLDGS INC CL A CL A			**	1,805,084
FLORIDA POWER & LIGHT COMPANY 5.05% DUE 04-01-2028	4/1/2028	5.05%	**	102,562
FLORIDA POWER & LIGHT COMPANY 5.6% 02-15-2066	2/15/2066	5.60%	**	237,055
FLORIDA PWR & LT CO 4.4% 05-15-2028	5/15/2028	4.40%	**	1,022,925
FLORIDA PWR & LT CO 5.8% 03-15-2065	3/15/2065	5.80%	**	183,715
FLORIDA ST BRD ADMIN FIN CORP REV 5.526%07-01-2034 BEO TAXABLE	7/1/2034	5.53%	**	4,100,626
FLOWSERVE CORP COM			**	5,040,179
FLUENCE ENERGY INC CL A CL A			**	1,061,375
FLUOR CORP NEW COM			**	2,551,578
FLUSHING FINL CORP COM			**	48,483
FLYWIRE CORP COM VTG COM VTG			**	1,012,709
FMC CORP 3.45% DUE 10-01-2029	10/1/2029	3.45%	**	2,276,289
FMC CORP COM (NEW)			**	688,285
FNMA POOL #QA6364 3.5% 01-01-2050	1/1/2050	3.50%	**	373,245
FNMA . POOL #AO6482 ADJ RT DUE 07-01-2042 BEO	7/1/2042	6.42%	**	9,560
FNMA 0.87% DUE 08-05-2030	8/5/2030	0.88%	**	189,842
FNMA 01/04/2051 POOL #BR7745 2% DUE 04-01-2051 BEO	4/1/2051	2.00%	**	204,301
FNMA 1.55% DUE 08-24-2035	8/24/2035	1.55%	**	501,239
FNMA 2.0% DUE 02-25-2043 REG	2/25/2043	2.00%	**	143,868
FNMA 2.5% 11-01-2041	11/1/2041	2.50%	**	370,317
FNMA 2.5% DUE 02-01-2036	2/1/2036	2.50%	**	768,478
FNMA 2.5% MBS 01/05/2051 USD'BR1001F' POOL #BR1001 2.5% DUE 05-01-2051 BEO	5/1/2051	2.50%	**	234,374
FNMA 2004-W1 CL-2A1 6.5% DUE 12-25-2043	12/25/2043	6.50%	**	44,388
FNMA 3% DUE 05-01-2052	5/1/2052	3.00%	**	17,834,985

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA 3% DUE 10-01-2050	10/1/2050	3.00%	**	504,440
FNMA 3% DUE 12-01-2051	12/1/2051	3.00%	**	829,673
FNMA 3.5% MBS 01/07/2049 USD'CA3861F' POOL #CA3861 3.5% DUE 07-01-2049 BEO	7/1/2049	3.50%	**	1,582,532
FNMA 4% MBS 01/10/2048 USD'CA2472F' POOL#CA2472 4% DUE 10-01-2048 BEO	10/1/2048	4.00%	**	498,276
FNMA 4.5% DUE 03-25-2037 BEO	3/25/2037	4.50%	**	562,172
FNMA 4.5% MBS 01/04/2049 USD'BN5404F' POOL #BN5404 4.5% DUE 04-01-2049 BEO	4/1/2049	4.50%	**	433,890
FNMA 4.5% MBS 01/07/2029 USD'BO1834F' POOL #BO1834 4.5% DUE 07-01-2029 BEO	7/1/2029	4.50%	**	297,809
FNMA AR9203 3.5 DUE 03-01-2043	3/1/2043	3.50%	**	380,699
FNMA BS9323 4.855% 08-01-2028	8/1/2028	4.86%	**	1,533,839
FNMA CMO SER 2002-86 CL PG 6 09-25-2032 BEO	12/25/2032	6.00%	**	33,895
FNMA DTD 11/03/2000 6.625 11-15-2030	11/15/2030	6.62%	**	2,533,273
FNMA DTD 12/27/2001 ZCP NT 0 DUE 03-17-2031	3/17/2031	—%	**	698,100
FNMA FLTG RT SER 16-62 CL FH 09-25-2046	9/25/2046	4.39%	**	1,417,131
FNMA FLTG RT SER 19-14 CL FA 04-25-2049 REG	4/25/2049	4.39%	**	1,426,103
FNMA FN#BL6037 2.02% 05-01-2030	5/1/2030	2.02%	**	2,822,984
FNMA FNMA # FS5270 5.5% 07-01-2053	7/1/2053	5.50%	**	803,638
FNMA FNMA # MA5190 5.5% 11-01-2053	11/1/2053	5.50%	**	5,703,771
FNMA FNMA 11-25-2046	11/25/2046	4.54%	**	472,345
FNMA FNR 2006-127 CL-FD FLTG RT 07-25-2036	7/25/2036	4.27%	**	491,829
FNMA FNR 2007-58 FLTG RT 06-25-2037	6/25/2037	4.24%	**	445,801
FNMA FNR 2011-75 ME 3 08-25-2026	8/25/2026	3.00%	**	157
FNMA FNR 2012-37 BF FLTG RT 12-25-2035	12/25/2035	4.49%	**	412,222
FNMA FNR 2024-97 MA 5.5% 25/12/2050 5.5 12-25-2050	12/25/2050	5.50%	**	4,389,874
FNMA FR CMO 25/02/2037 USD1000'DF' 2007-4 02-25-2037	2/25/2037	4.43%	**	123,493
FNMA FR CMO 25/06/2037 USD1000 'EF' '2007-54 06-25-2037	6/25/2037	4.33%	**	1,257,177
FNMA FR CMO 25/10/2037 USD1000 A7 10-25-2037	10/25/2037	6.06%	**	5,948
FNMA POOL #190353 5% 08-01-2034 BEO	8/1/2034	5.00%	**	1,570
FNMA POOL #190357 5% 03-01-2035 BEO	3/1/2035	5.00%	**	1,240
FNMA POOL #190360 5% 08-01-2035 BEO	8/1/2035	5.00%	**	981
FNMA POOL #190377 5% 11-01-2036 BEO	11/1/2036	5.00%	**	43,024
FNMA POOL #253947 8% DUE 08-01-2031 REG	8/1/2031	8.00%	**	8,732
FNMA POOL #254223 7.5% DUE 02-01-2032 REG	2/1/2032	7.50%	**	86
FNMA POOL #256901 6.5% 09-01-2037 BEO	9/1/2037	6.50%	**	959
FNMA POOL #256937 6.5% 10-01-2037 BEO	10/1/2037	6.50%	**	1,660
FNMA POOL #257239 5.5% 06-01-2028 BEO	6/1/2028	5.50%	**	8,766
FNMA POOL #313947 7% 01-01-2028 BEO	1/1/2028	7.00%	**	68
FNMA POOL #347547 ADJ RT DUE 08-01-2026 BEO	8/1/2026	6.12%	**	15
FNMA POOL #347633 6.125% 07-01-2026 BEO	7/1/2026	6.12%	**	998
FNMA POOL #371073 7.5% 02-01-2027 BEO	2/1/2027	7.50%	**	408
FNMA POOL #396439 7.5% 11-01-2027 BEO	11/1/2027	7.50%	**	1,796
FNMA POOL #397256 7.5% 10-01-2027 BEO	10/1/2027	7.50%	**	95
FNMA POOL #401788 7.5 GTD MTG PASS THRU CTF DUE 10-01-2027 REG	10/1/2027	7.50%	**	62
FNMA POOL #479545 7% DUE 08-01-2029 REG	8/1/2029	7.00%	**	232
FNMA POOL #503573 7% DUE 10-01-2029 REG	10/1/2029	7.00%	**	823
FNMA POOL #509662 7% DUE 08-01-2029 REG	8/1/2029	7.00%	**	193
FNMA POOL #511384 7% 09-01-2029 BEO	9/1/2029	7.00%	**	366
FNMA POOL #515518 7% DUE 10-01-2029 REG	10/1/2029	7.00%	**	1,416
FNMA POOL #523486 8% DUE 08-01-2030 REG	8/1/2030	8.00%	**	260

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA POOL #534194 8% DUE 04-01-2030 REG	4/1/2030	8.00%	**	321
FNMA POOL #545204 ADJ RT DUE 05-01-2036 REG	5/1/2036	4.41%	**	1,961
FNMA POOL #545278 7.5% DUE 11-01-2031 REG	11/1/2031	7.50%	**	11,045
FNMA POOL #554482 7.5% 10-01-2030 BEO	10/1/2030	7.50%	**	13,791
FNMA POOL #593848 8% 07-01-2031 BEO	7/1/2031	8.00%	**	10,325
FNMA POOL #602065 7% DUE 09-01-2031 REG	9/1/2031	7.00%	**	12,076
FNMA POOL #60680 ADJ RT DUE 02-01-2028 REG	2/1/2028	4.50%	**	948
FNMA POOL #609504 7% DUE 10-01-2031 REG	10/1/2031	7.00%	**	35,481
FNMA POOL #725946 5.5% 11-01-2034 BEO	11/1/2034	5.50%	**	21,603
FNMA POOL #735061 6% 11-01-2034 BEO	10/1/2035	5.00%	**	242,470
FNMA POOL #735382 5% 04-01-2035 BEO	4/1/2035	5.00%	**	156,233
FNMA POOL #735500 5.5% 05-01-2035 BEO	5/1/2035	5.50%	**	231,155
FNMA POOL #735501 6% 05-01-2035 BEO	5/1/2035	6.00%	**	56,564
FNMA POOL #735503 6% 04-01-2035 BEO	4/1/2035	6.00%	**	67,408
FNMA POOL #735561 FLTG DUE 04-01-2034	4/1/2034	6.16%	**	17,270
FNMA POOL #735580 5% 06-01-2035 BEO	6/1/2035	5.00%	**	73,049
FNMA POOL #735676 5% 07-01-2035 BEO	7/1/2035	5.00%	**	51,234
FNMA POOL #735893 5% 10-01-2035 BEO	10/1/2035	5.00%	**	22,071
FNMA POOL #735989 5.5% 02-01-2035 BEO	2/1/2035	5.50%	**	302,984
FNMA POOL #745140 5% 11-01-2035 BEO	11/1/2035	5.00%	**	302,899
FNMA POOL #745327 6% DUE 03-01-2036 REG	3/1/2036	6.00%	**	37,677
FNMA POOL #745412 5.5% 12-01-2035 BEO	12/1/2035	5.50%	**	174,399
FNMA POOL #745885 6% 10-01-2036 BEO	10/1/2036	6.00%	**	111,995
FNMA POOL #745948 6.5% DUE 10-01-2036 BEO	10/1/2036	6.50%	**	12,106
FNMA POOL #813599 ADJ RT DUE 01-01-2036 BEO	1/1/2036	5.80%	**	19,966
FNMA POOL #831561 6.5% 05-01-2036 BEO	5/1/2036	6.50%	**	4,201
FNMA POOL #833600 6.5% DUE 11-01-2035 REG	11/1/2035	6.50%	**	2,017
FNMA POOL #836464 ADJ RT DUE 10-01-2035 BEO	10/1/2035	6.13%	**	10,904
FNMA POOL #836852 ADJ RT DUE 10-01-2035 BEO	10/1/2035	5.97%	**	5,400
FNMA POOL #843823 ADJ RT DUE 11-01-2035 BEO	11/1/2035	5.95%	**	4,939
FNMA POOL #843997 5.783% 11-01-2035 BEO	11/1/2035	5.86%	**	2,401
FNMA POOL #844052 4.065 11-01-2035 BEO	11/1/2035	5.88%	**	1,218
FNMA POOL #844148 5.86% 11-01-2035 BEO	11/1/2035	5.95%	**	2,347
FNMA POOL #844237 ADJ RT DUE 11-01-2035 BEO	11/1/2035	5.62%	**	1,680
FNMA POOL #844789 5.809% 11-01-2035 BEO	11/1/2035	5.90%	**	2,538
FNMA POOL #866888 ADJ RT DUE 01-01-2036 BEO	1/1/2036	6.16%	**	4,433
FNMA POOL #879067 ADJ RT DUE 04-01-2036 BEO	4/1/2036	6.61%	**	94,726
FNMA POOL #880870 6.5% 03-01-2036 BEO	3/1/2036	6.50%	**	9,170
FNMA POOL #884773 ADJ RT DUE 10-01-2036 BEO	10/1/2036	6.36%	**	21,397
FNMA POOL #888637 6% 09-01-2037 BEO	9/1/2037	6.00%	**	19,147
FNMA POOL #888890 6.5% DUE 10-01-2037 BEO	10/1/2037	6.50%	**	34,935
FNMA POOL #888893 5.5% 08-01-2037 BEO	8/1/2037	5.50%	**	8,112
FNMA POOL #889072 6.5% 12-01-2037 BEO	12/1/2037	6.50%	**	40,294
FNMA POOL #889190 6% 03-01-2038 BEO	3/1/2038	6.00%	**	16,691
FNMA POOL #889579 6% DUE 05-01-2038 REG	5/1/2038	6.00%	**	261,142
FNMA POOL #890236 4.5% 08-01-2040 BEO	8/1/2040	4.50%	**	15,713
FNMA POOL #890268 6.5% 10-01-2038 BEO	10/1/2038	6.50%	**	58,781
FNMA POOL #890594 3% 01-01-2029 BEO	1/1/2029	3.00%	**	35,109

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA POOL #890604 4.5% 10-01-2044 BEO	10/1/2044	4.50%	**	628,861
FNMA POOL #890827 3.5% 12-01-2037 BEO	9/1/2047	3.00%	**	109,152
FNMA POOL #890843 3% 09-01-2047 BEO	9/1/2047	3.00%	**	2,404,121
FNMA POOL #891654 6.5% DUE 06-01-2036 REG	6/1/2036	6.50%	**	67,594
FNMA POOL #902425 ADJ RT DUE 11-01-2036	11/1/2036	6.15%	**	8,811
FNMA POOL #903261 6% 10-01-2036 BEO	10/1/2036	6.00%	**	756
FNMA POOL #906666 6.5% 12-01-2036 BEO	12/1/2036	6.50%	**	1,333
FNMA POOL #908172 6.5% DUE 01-01-2037 REG	1/1/2037	6.50%	**	413
FNMA POOL #914875 6.5% DUE 04-01-2037 REG	4/1/2037	6.50%	**	62,917
FNMA POOL #918653 6% 06-01-2037 BEO	6/1/2037	6.00%	**	697
FNMA POOL #928746 6.5% DUE 09-01-2037 REG	9/1/2037	6.50%	**	4,173
FNMA POOL #929298 5% 03-01-2038 BEO	3/1/2038	5.00%	**	4,662
FNMA POOL #931307 4.5% 06-01-2039 BEO	6/1/2039	4.50%	**	73,446
FNMA POOL #931991 4.5% 09-01-2039 BEO	9/1/2039	4.50%	**	63,136
FNMA POOL #932058 4.5% 10-01-2039 BEO	10/1/2039	4.50%	**	66,693
FNMA POOL #932426 4.5% 01-01-2040 BEO	1/1/2040	4.50%	**	380,614
FNMA POOL #932495 4.5% 02-01-2040 BEO	2/1/2040	4.50%	**	31,658
FNMA POOL #932669 4.5% 03-01-2040 BEO	3/1/2040	4.50%	**	2,017
FNMA POOL #932850 4% 12-01-2040 BEO	12/1/2040	4.00%	**	47,299
FNMA POOL #933409 5% 03-01-2038 BEO	3/1/2038	5.00%	**	3,205
FNMA POOL #933638 ADJ RT DUE 08-01-2038 BEO	8/1/2038	6.38%	**	25,297
FNMA POOL #942798 6.5% DUE 08-01-2037 REG	8/1/2037	6.50%	**	12,687
FNMA POOL #943699 6.5% DUE 08-01-2037 REG	8/1/2037	6.50%	**	6,066
FNMA POOL #946065 6.5% 09-01-2037 BEO	9/1/2037	6.50%	**	7,102
FNMA POOL #948849 6% 08-01-2037 BEO	8/1/2037	6.00%	**	15,012
FNMA POOL #955762 6.5% 10-01-2037 BEO	10/1/2037	6.50%	**	2,748
FNMA POOL #962062 5% 03-01-2038 BEO	3/1/2038	5.00%	**	5,465
FNMA POOL #962444 5% DUE 04-01-2038 BEO	4/1/2038	5.00%	**	7,918
FNMA POOL #971053 4.5% 02-01-2039 BEO	2/1/2039	4.50%	**	8,126
FNMA POOL #972571 5% 03-01-2038 BEO	3/1/2038	5.00%	**	11,208
FNMA POOL #972572 5% DUE 03-01-2038 REG	3/1/2038	5.00%	**	754
FNMA POOL #973161 6.5% 02-01-2038 BEO	2/1/2038	6.50%	**	42,138
FNMA POOL #975184 5% 03-01-2038 BEO	3/1/2038	5.00%	**	5,914
FNMA POOL #975441 5% DUE 03-01-2038 REG	3/1/2038	5.00%	**	1,265
FNMA POOL #979973 5% 09-01-2036 BEO	9/1/2036	5.00%	**	1,657
FNMA POOL #987325 ADJ RT DUE 09-01-2038 BEO	9/1/2038	6.62%	**	49,014
FNMA POOL #995067 6% 09-01-2036 BEO	9/1/2036	6.00%	**	356,449
FNMA POOL #995149 6.5% 10-01-2038 BEO	10/1/2038	6.50%	**	38,728
FNMA POOL #995899 6% 02-01-2038 BEO	2/1/2038	6.00%	**	29,125
FNMA POOL #AA0472 4% 03-01-2039 BEO	3/1/2039	4.00%	**	29,540
FNMA POOL #AA2700 5% 01-01-2039 BEO	1/1/2039	5.00%	**	2,326
FNMA POOL #AB3701 4.5% 10-01-2041 BEO	10/1/2041	4.50%	**	216,748
FNMA POOL #AB4058 4% 12-01-2041 BEO	12/1/2041	4.00%	**	146,930
FNMA POOL #AB4590 3.5% DUE 03-01-2042 BEO	3/1/2042	3.50%	**	305,563
FNMA POOL #AB4689 3.5% 03-01-2042 BEO	3/1/2042	3.50%	**	243,803
FNMA POOL #AB4941 3.5% 04-01-2042 BEO	4/1/2042	3.50%	**	652,566
FNMA POOL #AB5236 3% 05-01-2027 BEO	5/1/2027	3.00%	**	18,089
FNMA POOL #AB5546 3.5% DUE 06-01-2042 BEO	6/1/2042	3.50%	**	301,812

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA POOL #AB5593 3.5% 07-01-2042 BEO	7/1/2042	3.50%	**	145,336
FNMA POOL #AB6229 3.5% 09-01-2042 BEO	9/1/2042	3.50%	**	616,460
FNMA POOL #AB6238 3.5% 09-01-2042 BEO	9/1/2042	3.50%	**	143,125
FNMA POOL #AB6390 3% 10-01-2042 BEO	10/1/2042	3.00%	**	92,337
FNMA POOL #AB6694 3% 10-01-2042 BEO	10/1/2042	3.00%	**	125,654
FNMA POOL #AB6832 3.5% 11-01-2042 BEO	11/1/2042	3.50%	**	430,950
FNMA POOL #AB7272 3 12-01-2042 REG	12/1/2042	3.00%	**	354,821
FNMA POOL #AB7410 3% 12-01-2042 BEO	12/1/2042	3.00%	**	651,982
FNMA POOL #AB7426 3% 12-01-2042 BEO	12/1/2042	3.00%	**	269,330
FNMA POOL #AB7568 3% 01-01-2043 BEO	1/1/2043	3.00%	**	413,606
FNMA POOL #AB7570 3% 01-01-2043 BEO	1/1/2043	3.00%	**	647,578
FNMA POOL #AB7741 3% 01-01-2043 BEO	1/1/2043	3.00%	**	460,473
FNMA POOL #AB8680 2% 03-01-2028 BEO	3/1/2028	2.00%	**	200,567
FNMA POOL #AB9347 3% 05-01-2043 BEO	5/1/2043	3.00%	**	572,184
FNMA POOL #AB9361 3.5% DUE 05-01-2043 BEO	5/1/2043	3.50%	**	159,926
FNMA POOL #AB9461 3% 05-01-2043 BEO	5/1/2043	3.00%	**	552,192
FNMA POOL #AB9516 2.5% 05-01-2028 BEO	5/1/2028	2.50%	**	21,663
FNMA POOL #AB9615 4% 06-01-2033 BEO	6/1/2033	4.00%	**	41,832
FNMA POOL #AB9663 3% 06-01-2043 BEO	6/1/2043	3.00%	**	79,310
FNMA POOL #AB9825 2.5% 07-01-2028 BEO	7/1/2028	2.50%	**	8,327
FNMA POOL #AC1889 4% 09-01-2039 BEO	9/1/2039	4.00%	**	71,265
FNMA POOL #AC2953 4.5% 09-01-2039 BEO	9/1/2039	4.50%	**	23,395
FNMA POOL #AC3237 5% 10-01-2039 BEO	10/1/2039	5.00%	**	294,263
FNMA POOL #AC9526 5.5% DUE 01-01-2040 BEO	1/1/2040	5.50%	**	196,373
FNMA POOL #AD0121 4.5% 09-01-2029 BEO	9/1/2029	4.50%	**	133,397
FNMA POOL #AD0249 5.5% 04-01-2037 BEO	4/1/2037	5.50%	**	97,316
FNMA POOL #AD0296 FLTG 12-01-2036	12/1/2036	6.00%	**	23,138
FNMA POOL #AD0329 6.5 DUE 09-01-2028 BEO	9/1/2028	6.50%	**	1,787
FNMA POOL #AD0752 7% 01-01-2039 BEO	1/1/2039	7.00%	**	22,361
FNMA POOL #AD0979 7.5% 10-01-2035 BEO	10/1/2035	7.50%	**	12,783
FNMA POOL #AD4178 4.5% 06-01-2040 BEO	6/1/2040	4.50%	**	438,952
FNMA POOL #AD9143 4.5% 08-01-2040 BEO	8/1/2040	4.50%	**	6,906
FNMA POOL #AD9153 4.5% 08-01-2040 BEO	8/1/2040	4.50%	**	49,166
FNMA POOL #AD9713 5% 08-01-2040 BEO	8/1/2040	5.00%	**	27,918
FNMA POOL #AE0113 4% 07-01-2040 BEO	7/1/2040	4.00%	**	88,222
FNMA POOL #AE0478 4% 11-01-2040 BEO	11/1/2040	4.00%	**	1,318
FNMA POOL #AE0521 6% 08-01-2037 BEO	8/1/2037	6.00%	**	41,072
FNMA POOL #AE0654 6.347% DUE 12-01-2040 BEO	12/1/2040	6.35%	**	470,293
FNMA POOL #AE0967 3.5% 06-01-2039 BEO	6/1/2039	3.50%	**	203,148
FNMA POOL #AE1807 4% 10-01-2040 BEO	10/1/2040	4.00%	**	2,172
FNMA POOL #AE1840 5% 08-01-2040 BEO	8/1/2040	5.00%	**	8,164
FNMA POOL #AE1862 5% 08-01-2040 BEO	8/1/2040	5.00%	**	45,393
FNMA POOL #AE4456 4% 02-01-2041 BEO	2/1/2041	4.00%	**	16,615
FNMA POOL #AE4664 4% 10-01-2040 BEO	10/1/2040	4.00%	**	15,501
FNMA POOL #AE6090 4% 10-01-2040 BEO	10/1/2040	4.00%	**	61,121
FNMA POOL #AE6191 4% 11-01-2040 BEO	11/1/2040	4.00%	**	10,325
FNMA POOL #AE7314 4% 11-01-2040 BEO	11/1/2040	4.00%	**	559

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA POOL #AE8446 4% 11-01-2040 BEO	11/1/2040	4.00%	**	777
FNMA POOL #AE9387 4% 12-01-2040 BEO	12/1/2040	4.00%	**	499
FNMA POOL #AH2683 4% 01-01-2041 BEO	1/1/2041	4.00%	**	311,563
FNMA POOL #AL8558 6% 07-01-2041 BEO	7/1/2041	6.00%	**	89,348
FNMA POOL #AN0360 3.95% DUE 12-01-2045 BEO	12/1/2045	3.95%	**	3,854,155
FNMA POOL #AN1371 2.68% DUE 06-01-2028 BEO	6/1/2028	2.68%	**	1,945,852
FNMA POOL #AN1461 2.59% 05-01-2026	5/1/2026	2.59%	**	1,489,849
FNMA POOL #AN1613 2.55% 07-01-2026 BEO	7/1/2026	2.55%	**	1,534,941
FNMA POOL #AN5171 3.29% 04-01-2027	4/1/2027	3.29%	**	5,133,361
FNMA POOL #AN6585 2.84% 09-01-2027	9/1/2027	2.84%	**	1,428,768
FNMA POOL #AN8612 3.29% 03-01-2028	3/1/2028	3.29%	**	4,175,987
FNMA POOL #AN8717 3.02% 03-01-2028	3/1/2028	3.02%	**	215,478
FNMA POOL #AN9215 3.43% 05-01-2028	5/1/2028	3.43%	**	485,515
FNMA POOL #AN9814 3.63% DUE 08-01-2028 BEO	8/1/2028	3.63%	**	2,056,835
FNMA POOL #AO0454 3.5% 08-01-2042 BEO	8/1/2042	3.50%	**	167,518
FNMA POOL #AO0527 3% 05-01-2027 BEO	5/1/2027	3.00%	**	11,301
FNMA POOL #AO2801 3% DUE 06-01-2027 BEO	6/1/2027	3.00%	**	65,219
FNMA POOL #AO2802 3% 06-01-2027 BEO	6/1/2027	3.00%	**	118,448
FNMA POOL #AO4135 3.5% 06-01-2042 BEO	6/1/2042	3.50%	**	348,164
FNMA POOL #AO4688 3% DUE 07-01-2043 BEO	7/1/2043	3.00%	**	678,175
FNMA POOL #AO6757 4% 06-01-2042 BEO	6/1/2042	4.00%	**	65,981
FNMA POOL #AO7348 4% 08-01-2042 BEO	8/1/2042	4.00%	**	77,948
FNMA POOL #AP0006 ADJ RT DUE 07-01-2042 BEO	7/1/2042	6.42%	**	13,469
FNMA POOL #AP0645 3.5% 07-01-2032 BEO	7/1/2032	3.50%	**	13,801
FNMA POOL #AP2611 3.5% 09-01-2042 BEO	9/1/2042	3.50%	**	106,927
FNMA POOL #AP3308 3.5% 09-01-2042 BEO	9/1/2042	3.50%	**	117,327
FNMA POOL #AP3902 3% 10-01-2042 BEO	10/1/2042	3.00%	**	102,957
FNMA POOL #AP4710 3.5% 08-01-2042 BEO	8/1/2042	3.50%	**	227,986
FNMA POOL #AP5143 3% 09-01-2042 BEO	9/1/2042	3.00%	**	124,694
FNMA POOL #AP6027 3% 04-01-2043 BEO	4/1/2043	3.00%	**	98,529
FNMA POOL #AP6032 3% 04-01-2043 BEO	4/1/2043	3.00%	**	111,131
FNMA POOL #AP6053 2.5% 07-01-2028 BEO	7/1/2028	2.50%	**	13,889
FNMA POOL #AP6054 3% 07-01-2043 BEO	7/1/2043	3.00%	**	14,811
FNMA POOL #AP7126 2.5% 10-01-2027 BEO	10/1/2027	2.50%	**	22,096
FNMA POOL #AP8057 3.5% 09-01-2042 BEO	9/1/2042	3.50%	**	166,654
FNMA POOL #AP8903 3.5% 10-01-2042 BEO	10/1/2042	3.50%	**	112,744
FNMA POOL #AP9539 3% DUE 10-01-2042 BEO	10/1/2042	3.00%	**	79,368
FNMA POOL #AP9766 4% 10-01-2042 BEO	10/1/2042	4.00%	**	310,087
FNMA POOL #AQ0556 3% 11-01-2042 BEO	11/1/2042	3.00%	**	559,590
FNMA POOL #AQ1534 3.5% 10-01-2032 BEO	10/1/2032	3.50%	**	47,215
FNMA POOL #AQ1607 3.5% 11-01-2032 BEO	11/1/2032	3.50%	**	39,603
FNMA POOL #AQ1802 3.5% 10-01-2042 BEO	10/1/2042	3.50%	**	68,074
FNMA POOL #AQ7192 3% DUE 07-01-2043 REG	7/1/2043	3.00%	**	43,416
FNMA POOL #AQ8359 3% 01-01-2043 BEO	1/1/2043	3.00%	**	179,965
FNMA POOL #AR2638 3.5% 02-01-2043 BEO	2/1/2043	3.50%	**	179,603
FNMA POOL #AR3368 2.5% DUE 02-01-2028 REG	2/1/2028	2.50%	**	23,590
FNMA POOL #AR4343 3% 06-01-2043 BEO	6/1/2043	3.00%	**	75,058
FNMA POOL #AR4410 2.5% 02-01-2028 BEO	2/1/2028	2.50%	**	493,126

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA POOL #AR7214 3% DUE 06-01-2043 REG	6/1/2043	3.00%	**	467,084
FNMA POOL #AR7399 3% 06-01-2043 BEO	6/1/2043	3.00%	**	35,393
FNMA POOL #AR7961 3.5% DUE 03-01-2033 REG	3/1/2033	3.50%	**	47,675
FNMA POOL #AR8749 3% 03-01-2043 BEO	3/1/2043	3.00%	**	562,472
FNMA POOL #AR9215 3% DUE 03-01-2043 REG	3/1/2043	3.00%	**	367,399
FNMA POOL #AS0038 3% DUE 07-01-2043 BEO	7/1/2043	3.00%	**	370,949
FNMA POOL #AS0047 2.5% 07-01-2028 BEO	1/1/2045	3.00%	**	60,466
FNMA POOL #AS0070 4% DUE 08-01-2043 REG	8/1/2043	4.00%	**	126,463
FNMA POOL #AS0302 3% 08-01-2043 BEO	8/1/2043	3.00%	**	32,893
FNMA POOL #AS0522 3.5% 09-01-2043 BEO	9/1/2043	3.50%	**	56,221
FNMA POOL #AS0838 5% 10-01-2043 BEO	10/1/2043	5.00%	**	34,265
FNMA POOL #AS1364 3% 12-01-2043 BEO	12/1/2043	3.00%	**	25,418
FNMA POOL #AS1745 3% 02-01-2029 BEO	2/1/2029	3.00%	**	210,644
FNMA POOL #AS1774 4% 02-01-2044 BEO	2/1/2044	4.00%	**	24,612
FNMA POOL #AS2117 4.0% 04-01-2044	4/1/2044	4.00%	**	1,881
FNMA POOL #AS2369 3.5% 05-01-2029 BEO	5/1/2029	3.50%	**	132,971
FNMA POOL #AS3282 3% 10-01-2043 BEO	10/1/2043	3.00%	**	49,912
FNMA POOL #AS3293 4% 09-01-2044 BEO	9/1/2044	4.00%	**	173,373
FNMA POOL #AS4302 4% 01-01-2045 BEO	1/1/2045	4.00%	**	192,676
FNMA POOL #AS4354 4.5% 01-01-2045 BEO	1/1/2045	4.50%	**	504,877
FNMA POOL #AS4427 4.5% 02-01-2045 BEO	2/1/2045	4.50%	**	493,346
FNMA POOL #AS4431 4.5% 02-01-2045 BEO	2/1/2045	4.50%	**	311,995
FNMA POOL #AS5068 3.5% 06-01-2045 BEO	6/1/2045	3.50%	**	21,871
FNMA POOL #AS5103 3% 06-01-2030 BEO	6/1/2030	3.00%	**	219,611
FNMA POOL #AS5133 3.5% 06-01-2045 BEO	6/1/2045	3.50%	**	550,578
FNMA POOL #AS5598 4% 08-01-2045 BEO	8/1/2045	4.00%	**	381,806
FNMA POOL #AS5722 3.5% 09-01-2045 BEO	9/1/2045	3.50%	**	2,323,498
FNMA POOL #AS6065 3.5% 10-01-2045 BEO	10/1/2045	3.50%	**	62,725
FNMA POOL #AS6067 3.5% 10-01-2045 BEO	10/1/2045	3.50%	**	3,195,486
FNMA POOL #AS6286 4% 12-01-2045 BEO	12/1/2045	4.00%	**	438,794
FNMA POOL #AS6304 4% DUE 12-01-2045 BEO	12/1/2045	4.00%	**	599,010
FNMA POOL #AS6315 4% 12-01-2045 BEO	12/1/2045	4.00%	**	20,788
FNMA POOL #AS6328 3.5% 12-01-2045 BEO	12/1/2045	4.00%	**	727,175
FNMA POOL #AS6386 3% 12-01-2045 BEO	12/1/2045	3.00%	**	72,260
FNMA POOL #AS6395 3.5% 12-01-2045 BEO	12/1/2045	3.50%	**	30,214
FNMA POOL #AS6452 3.5% 01-01-2046 BEO	1/1/2046	3.50%	**	120,500
FNMA POOL #AS6489 4% DUE 01-01-2046 BEO	1/1/2046	4.00%	**	474,397
FNMA POOL #AS6534 3.5% 01-01-2046 BEO	1/1/2046	3.50%	**	1,161,521
FNMA POOL #AS7125 2.5% 05-01-2046 BEO	4/1/2045	4.00%	**	256,524
FNMA POOL #AS7155 3% 05-01-2046 BEO	5/1/2046	3.00%	**	187,645
FNMA POOL #AS7530 2.5% 07-01-2046 BEO	7/1/2046	2.50%	**	459,622
FNMA POOL #AS7533 3% 07-01-2046 BEO	7/1/2046	3.00%	**	988,004
FNMA POOL #AS7693 2% DUE 08-01-2031 BEO	8/1/2031	2.00%	**	375,075
FNMA POOL #AS7844 3% 09-01-2046 BEO	9/1/2046	3.00%	**	491,864
FNMA POOL #AS7877 2.5% 09-01-2046 BEO	9/1/2046	2.50%	**	545,295
FNMA POOL #AS8143 4% 10-01-2046 BEO	10/1/2046	4.00%	**	50,871
FNMA POOL #AS8249 3% 11-01-2036 BEO	11/1/2036	3.00%	**	603,180
FNMA POOL #AS8257 2% 11-01-2026 BEO	11/1/2026	2.00%	**	236,672

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA POOL #AS8269 3% 11-01-2046 BEO	11/1/2046	3.00%	**	3,312,266
FNMA POOL #AS8740 3.5% 02-01-2037 BEO	2/1/2037	3.50%	**	116,858
FNMA POOL #AS8980 4.5% 03-01-2047 BEO	3/1/2047	4.50%	**	657,054
FNMA POOL #AS9588 4% 05-01-2047 BEO	5/1/2047	4.00%	**	1,197,833
FNMA POOL #AS9610 4.5% 05-01-2047 BEO	5/1/2047	4.50%	**	1,761,558
FNMA POOL #AT0874 POOL #AT0874 3% DUE 07-01-2043 REG	7/1/2043	3.00%	**	26,829
FNMA POOL #AT1572 3% DUE 05-01-2043 REG	5/1/2043	3.00%	**	507,608
FNMA POOL #AT2005 2.5% 04-01-2028 BEO	4/1/2028	2.50%	**	92,435
FNMA POOL #AT2043 3% DUE 04-01-2043 REG	4/1/2043	3.00%	**	18,766
FNMA POOL #AT2722 3% DUE 05-01-2043 REG	5/1/2043	3.00%	**	260,341
FNMA POOL #AT2725 3% 05-01-2043 BEO	5/1/2043	3.00%	**	2,868,904
FNMA POOL #AT3179 3% 05-01-2043 BEO	5/1/2043	3.00%	**	147,760
FNMA POOL #AT3487 3.5% DUE 04-01-2043 REG	4/1/2043	3.50%	**	473,051
FNMA POOL #AT5803 3% 06-01-2043 BEO	6/1/2043	3.00%	**	17,019
FNMA POOL #AT5915 4 DUE 06-01-2043 REG	6/1/2043	4.00%	**	101,288
FNMA POOL #AT5994 3% 05-01-2043 BEO	5/1/2043	3.00%	**	54,091
FNMA POOL #AT6764 3% 07-01-2043 BEO	7/1/2043	3.00%	**	12,049
FNMA POOL #AT7213 2.5% DUE 06-01-2028 BEO	6/1/2028	2.50%	**	3,991
FNMA POOL #AT7620 3% DUE 06-01-2043 REG	6/1/2043	3.00%	**	525,052
FNMA POOL #AT8000 3% 06-01-2043 BEO	6/1/2043	3.00%	**	37,121
FNMA POOL #AT8326 3% DUE 06-01-2043 BEO	6/1/2043	3.00%	**	421,905
FNMA POOL #AT8419 3 DUE 06-01-2043 REG	6/1/2043	3.00%	**	84,195
FNMA POOL #AT8489 3% DUE 08-01-2043 REG	8/1/2043	3.00%	**	786,070
FNMA POOL #AT8968 2.5% 07-01-2028 BEO	7/1/2028	2.50%	**	5,671
FNMA POOL #AT9250 3% 07-01-2043 BEO	7/1/2043	3.00%	**	483,663
FNMA POOL #AT9311 FIXED 2.5% 07-01-2028 BEO	7/1/2028	2.50%	**	16,175
FNMA POOL #AT9521 2.5% 07-01-2028 BEO	7/1/2028	2.50%	**	21,840
FNMA POOL #AU0317 3% 06-01-2043 BEO	6/1/2043	3.00%	**	44,684
FNMA POOL #AU0909 2% 07-01-2028 BEO	7/1/2028	2.00%	**	36,897
FNMA POOL #AU0923 3.5% 07-01-2043 BEO	7/1/2043	3.50%	**	133,303
FNMA POOL #AU1629 3% DUE 07-01-2043 REG	7/1/2043	3.00%	**	43,069
FNMA POOL #AU1632 3% DUE 07-01-2043 REG	7/1/2043	3.00%	**	1,060,254
FNMA POOL #AU1811 2.5% 08-01-2028 BEO	8/1/2028	2.50%	**	16,695
FNMA POOL #AU2032 3% 07-01-2043 BEO	7/1/2043	3.00%	**	58,636
FNMA POOL #AU2909 3% 08-01-2028 BEO	8/1/2028	3.00%	**	86,272
FNMA POOL #AU3034 2.5% 08-01-2028 BEO	8/1/2028	2.50%	**	6,709
FNMA POOL #AU3176 3% DUE 08-01-2043 REG	8/1/2043	3.00%	**	48,582
FNMA POOL #AU3191 2.5% DUE 08-01-2028 REG	8/1/2028	2.50%	**	30,535
FNMA POOL #AU3195 3% 08-01-2043 BEO	8/1/2043	3.00%	**	41,920
FNMA POOL #AU3334 2.5% DUE 07-01-2028 REG	7/1/2028	2.50%	**	28,726
FNMA POOL #AU3789 2.5% DUE 08-01-2028 REG	8/1/2028	2.50%	**	18,136
FNMA POOL #AU3811 3% DUE 08-01-2043 REG	8/1/2043	3.00%	**	35,038
FNMA POOL #AU4585 3% 08-01-2043 BEO	8/1/2043	3.00%	**	16,107
FNMA POOL #AU5161 3 DUE 08-01-2043 REG	8/1/2043	3.00%	**	655,647
FNMA POOL #AU5190 2.5% 08-01-2028 BEO	8/1/2028	2.50%	**	32,017
FNMA POOL #AU5202 3% 08-01-2043 BEO	8/1/2043	3.00%	**	29,856
FNMA POOL #AU5904 3.5% 09-01-2033 BEO	9/1/2033	3.50%	**	120,143
FNMA POOL #AU6735 3% 10-01-2043 BEO	10/1/2043	3.00%	**	349,454

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA POOL #AU8066 3% 09-01-2043 BEO	9/1/2043	3.00%	**	43,539
FNMA POOL #AV0702 4% 12-01-2043 BEO	12/1/2043	4.00%	**	66,123
FNMA POOL #AV0802 2.5% 08-01-2028 BEO	8/1/2028	2.50%	**	5,361
FNMA POOL #AV4736 4% 12-01-2043 BEO	12/1/2043	4.00%	**	74,298
FNMA POOL #AV5425 4.5% 01-01-2044 BEO	1/1/2044	4.50%	**	415,155
FNMA POOL #AV5667 4% 01-01-2044 BEO	1/1/2044	4.00%	**	58,978
FNMA POOL #AV5730 4.5% 04-01-2044 BEO	4/1/2044	4.50%	**	169,233
FNMA POOL #AV9290 4.5% 02-01-2044 BEO	2/1/2044	4.50%	**	226,117
FNMA POOL #AW3146 4% 06-01-2044 BEO	6/1/2044	4.00%	**	113,071
FNMA POOL #AW9504 3% 01-01-2045 BEO	1/1/2045	3.00%	**	37,198
FNMA POOL #AX1348 4% 10-01-2044 BEO	10/1/2044	4.00%	**	5,126
FNMA POOL #AX4277 3% 01-01-2045 BEO	1/1/2045	3.00%	**	170,860
FNMA POOL #AX4883 3% 12-01-2044 BEO	12/1/2044	3.00%	**	546,692
FNMA POOL #AX6579 3% 01-01-2045 BEO	1/1/2045	3.00%	**	52,112
FNMA POOL #AX7578 3% 01-01-2045 BEO	1/1/2045	3.00%	**	31,891
FNMA POOL #AY1022 3% 05-01-2045 BEO	5/1/2045	3.00%	**	254,623
FNMA POOL #AY1363 4% 04-01-2045 BEO	4/1/2045	4.00%	**	119,094
FNMA POOL #AY1377 4% DUE 04-01-2045 REG	4/1/2045	4.00%	**	184,865
FNMA POOL #AY3913 3.5% 02-01-2045 BEO	2/1/2045	3.50%	**	94,941
FNMA POOL #AY4869 4% 06-01-2045 BEO	6/1/2045	4.00%	**	106,701
FNMA POOL #AY5484 4% 12-01-2044 BEO	12/1/2044	4.00%	**	2,921
FNMA POOL #AY9434 4% 12-01-2045 BEO	12/1/2045	4.00%	**	19,859
FNMA POOL #AZ0711 3.5% 02-01-2046 BEO	2/1/2046	3.50%	**	26,923
FNMA POOL #AZ3743 3.5% 11-01-2045 BEO	11/1/2045	3.50%	**	416,061
FNMA POOL #AZ3926 4% 10-01-2045 BEO	10/1/2045	4.00%	**	558
FNMA POOL #AZ4234 3% 06-01-2030 BEO	6/1/2030	3.00%	**	597,112
FNMA POOL #AZ4775 3.5% 10-01-2045 BEO	10/1/2045	3.50%	**	1,536,394
FNMA POOL #AZ5713 4% 09-01-2045 BEO	9/1/2045	4.00%	**	224,188
FNMA POOL #AZ7353 3.5% 11-01-2045 BEO	11/1/2045	3.50%	**	140,433
FNMA POOL #BA3779 4% 01-01-2046 BEO	1/1/2046	4.00%	**	3,637
FNMA POOL #BA4750 3.5% 01-01-2031 BEO	1/1/2031	3.50%	**	93,103
FNMA POOL #BA4766 4% 01-01-2046 BEO	1/1/2046	4.00%	**	51,824
FNMA POOL #BA4780 4% 01-01-2046 BEO	1/1/2046	4.00%	**	1,395,716
FNMA POOL #BA4801 4% 02-01-2046 BEO	2/1/2046	4.00%	**	309,489
FNMA POOL #BA5330 4% 11-01-2045 BEO	11/1/2045	4.00%	**	10,535
FNMA POOL #BA5827 3% 11-01-2030 BEO	4/1/2044	4.50%	**	102,222
FNMA POOL #BA6018 3% 01-01-2046 BEO	1/1/2046	3.00%	**	8,556
FNMA POOL #BA6555 3% 01-01-2046 BEO	1/1/2046	3.00%	**	13,886
FNMA POOL #BA6798 4% 01-01-2046 BEO	1/1/2046	4.00%	**	67,757
FNMA POOL #BA6824 3% 02-01-2046 BEO	2/1/2046	3.00%	**	101,224
FNMA POOL #BA6924 3% 02-01-2046 BEO	2/1/2046	3.00%	**	11,487
FNMA POOL #BC0855 3% 04-01-2031 BEO	4/1/2031	3.00%	**	1,315,412
FNMA POOL #BC1104 3% 02-01-2046 BEO	2/1/2046	3.00%	**	112,409
FNMA POOL #BC1509 3% 08-01-2046 BEO	8/1/2046	3.00%	**	428,830
FNMA POOL #BC2817 3% 09-01-2046 BEO	9/1/2046	3.00%	**	863,646
FNMA POOL #BC3020 3% 02-01-2046 BEO	2/1/2046	3.00%	**	250,713
FNMA POOL #BC3883 4% DUE 03-01-2046 BEO	3/1/2046	4.00%	**	189,432
FNMA POOL #BC4411 3.5% 03-01-2031 BEO	3/1/2031	3.50%	**	125,258

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA POOL #BC4764 3% 10-01-2046 BEO	10/1/2046	3.00%	**	414,232
FNMA POOL #BC9077 3.5% 12-01-2046 BEO	12/1/2046	3.50%	**	268,212
FNMA POOL #BD5992 2.5% 07-01-2031 BEO	7/1/2031	2.50%	**	59,513
FNMA POOL #BD8104 3% 10-01-2046 BEO	10/1/2046	3.00%	**	734,991
FNMA POOL #BF0194 4.5% 07-01-2040 BEO	7/1/2040	4.50%	**	543,420
FNMA POOL #BF0334 3.5% 01-01-2059 BEO	1/1/2059	3.50%	**	129,884
FNMA POOL #BF0574 6% 11-01-2039 BEO	11/1/2039	6.00%	**	5,027,829
FNMA POOL #BJ0669 3.5% 03-01-2033 BEO	3/1/2033	3.50%	**	334,444
FNMA POOL #BJ1635 3% 11-01-2032 BEO	11/1/2032	3.00%	**	390,535
FNMA POOL #BJ8703 3.5% 05-01-2049 BEO	5/1/2049	3.50%	**	50,965
FNMA POOL #BJ9249 4.5% 06-01-2048 BEO	6/1/2048	4.50%	**	305,878
FNMA POOL #BK2620 2.5% 06-01-2050 BEO	6/1/2050	2.50%	**	345,075
FNMA POOL #BK7608 4% 09-01-2048 BEO	9/1/2048	4.00%	**	3,334,634
FNMA POOL #BK8814 4.5% 08-01-2048 BEO	8/1/2048	4.50%	**	176,778
FNMA POOL #BK9849 4% 09-01-2033 BEO	9/1/2033	4.00%	**	269,675
FNMA POOL #BL6406 1.63% 05-01-2027 BEO	5/1/2027	1.63%	**	7,279,116
FNMA POOL #BM1565 3% 04-01-2047 BEO	4/1/2047	3.00%	**	1,118,453
FNMA POOL #BM1775 4.5% 07-01-2047 BEO	7/1/2047	4.50%	**	247,352
FNMA POOL #BM3119 1.8% 02-01-2047 BEO	2/1/2047	1.80%	**	693,570
FNMA POOL #BM3280 4.5% 11-01-2047 BEO	11/1/2047	4.50%	**	1,962,812
FNMA POOL #BM3537 3% 01-01-2031 BEO	1/1/2031	3.00%	**	1,722,951
FNMA POOL #BM3724 3.5% 03-01-2048 BEO	3/1/2048	3.50%	**	4,699,166
FNMA POOL #BM3855 4% 03-01-2048 BEO	3/1/2048	4.00%	**	615,316
FNMA POOL #BM3904 5% 05-01-2048 BEO	5/1/2048	5.00%	**	300,760
FNMA POOL #BM4130 3.5% 03-01-2032 BEO	3/1/2032	3.50%	**	6,999,700
FNMA POOL #BM4301 4% 03-01-2048 BEO	3/1/2048	4.00%	**	7,546,247
FNMA POOL #BM4676 4% 10-01-2048 BEO	10/1/2048	4.00%	**	722,240
FNMA POOL #BM4716 3.5% 12-01-2030 BEO	12/1/2030	3.50%	**	112,747
FNMA POOL #BM4898 4% 11-01-2038 BEO	11/1/2038	4.00%	**	513,534
FNMA POOL #BM5082 4.5% 11-01-2048 BEO	11/1/2048	4.50%	**	988,758
FNMA POOL #BM5111 3% 11-01-2033 BEO	11/1/2033	3.00%	**	3,146,920
FNMA POOL #BM5184 4% 09-01-2033 BEO	9/1/2033	4.00%	**	528,887
FNMA POOL #BM5261 4% 01-01-2048 BEO	1/1/2048	4.00%	**	2,276,164
FNMA POOL #BM5568 4.5% 02-01-2049 BEO	2/1/2049	4.50%	**	1,505,272
FNMA POOL #BM6605 3.5% 01-01-2038 BEO	1/1/2038	3.50%	**	9,246,890
FNMA POOL #BM7221 3% 02-01-2031 BEO	2/1/2031	3.00%	**	1,001,471
FNMA POOL #BM7643 2.5% 01-01-2035 BEO	1/1/2035	2.50%	**	2,833,621
FNMA POOL #BN4428 4.5% DUE 12-01-2048 REG	12/1/2048	4.50%	**	156,780
FNMA POOL #BQ6617 1.5% 10-01-2051 BEO	10/1/2051	1.50%	**	3,271,987
FNMA POOL #BQ9298 2.5% 12-01-2050	12/1/2050	2.50%	**	199,160
FNMA POOL #BR2664 2.0% 02-01-2051	2/1/2051	2.00%	**	517,982
FNMA POOL #BR4753 2.0% DUE 03-01-2051	3/1/2051	2.00%	**	229,693
FNMA POOL #BR6500 2.5% DUE 03-01-2051 REG	3/1/2051	2.50%	**	525,094
FNMA POOL #BS6767 4.27% DUE 10-01-2032 BEO	10/1/2032	4.27%	**	1,044,125
FNMA POOL #BS9166 4.61% 08-01-2028	8/1/2028	4.61%	**	1,617,387
FNMA POOL #BT0087 2.5% 05-01-2051	5/1/2051	2.50%	**	1,477,771
FNMA POOL #BV7598 3.0% 03-01-2052	3/1/2052	3.00%	**	42,870
FNMA POOL #BV9613 3% 04-01-2052 BEO	4/1/2052	3.00%	**	396,457

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA POOL #BW9916 5% 10-01-2052 BEO	10/1/2052	5.00%	**	768,429
FNMA POOL #BX7702 6.5% 02-01-2053 BEO	2/1/2053	6.50%	**	291,159
FNMA POOL #BZ0874 4.76% 06-01-2029	6/1/2029	4.76%	**	3,986,963
FNMA POOL #BZ1178 5.81% 06-01-2031	6/1/2031	5.81%	**	4,687,673
FNMA POOL #BZ2692 5.21% DUE 12-01-2039 BEO	12/1/2039	5.21%	**	155,345
FNMA POOL #BZ3005 5.03% DUE 01-01-2030	1/1/2030	5.03%	**	3,620,433
FNMA POOL #BZ3101 4.83% DUE 02-01-2030	2/1/2030	4.83%	**	3,598,683
FNMA POOL #BZ5550 4.3% 12-01-2032	12/1/2032	4.30%	**	14,462,820
FNMA POOL #CA0789 3.5% 11-01-2032	11/1/2032	3.50%	**	300,476
FNMA POOL #CA0907 3.5% DUE 12-01-2047	12/1/2047	3.50%	**	380,981
FNMA POOL #CA1576 5.0% DUE 01-01-2048 REG	1/1/2048	5.00%	**	217,103
FNMA POOL #CA3283 4.0% 03-01-2034	3/1/2034	4.00%	**	645,680
FNMA POOL #CA3285 4.0% 03-01-2034	3/1/2034	4.00%	**	590,707
FNMA POOL #CA3287 4.0% 03-01-2034	3/1/2034	4.00%	**	122,450
FNMA POOL #CA4346 3% DUE 10-01-2049 REG	10/1/2049	3.00%	**	271,987
FNMA POOL #CA4819 4% DUE 12-01-2049 BEO	12/1/2049	4.00%	**	336,999
FNMA POOL #CA6315 3.0% DUE 07-01-2050 REG	7/1/2050	3.00%	**	371,090
FNMA POOL #CA7257 2.5% DUE 10-01-2050 REG	10/1/2050	2.50%	**	847,150
FNMA POOL #CA7422 2.0% 10-01-2040	10/1/2040	2.00%	**	4,806,387
FNMA POOL #CA9358 2.5% DUE 03-01-2041 REG	3/1/2041	2.50%	**	548,954
FNMA POOL #CB0100 2.5% DUE 04-01-2041 REG	4/1/2041	2.50%	**	701,711
FNMA POOL #CB0470 2.5% 05-01-2041	5/1/2041	2.50%	**	1,089,127
FNMA POOL #CB0858 3.0% DUE 06-01-2051 REG	6/1/2051	3.00%	**	1,723,613
FNMA POOL #CB1771 1.5% DUE 09-01-2051 REG	9/1/2051	1.50%	**	4,999,198
FNMA POOL #CB2429 3.0% DUE 12-01-2051 REG	12/1/2051	3.00%	**	12,028,113
FNMA POOL #CB2858 2.5% DUE 02-01-2052 REG	2/1/2052	2.50%	**	1,637,013
FNMA POOL #CB2929 3% 02-01-2052 BEO	2/1/2052	3.00%	**	60,719
FNMA POOL #CB3614 4.0% DUE 05-01-2052 REG	5/1/2052	4.00%	**	572,028
FNMA POOL #CB4090 4% DUE 07-01-2052	7/1/2052	4.00%	**	2,898,656
FNMA POOL #CB4755 5% 09-01-2037 BEO	9/1/2037	5.00%	**	1,854,059
FNMA POOL #CB4756 5% 09-01-2037 BEO	9/1/2037	5.00%	**	815,127
FNMA POOL #CB4757 5% 09-01-2037 BEO	9/1/2037	5.00%	**	1,526,211
FNMA POOL #CB4758 5% 09-01-2037 BEO	9/1/2037	5.00%	**	1,007,513
FNMA POOL #CB4759 5% 09-01-2037 BEO	9/1/2037	5.00%	**	1,002,309
FNMA POOL #CB4760 5% 09-01-2037 BEO	9/1/2037	5.00%	**	2,274,893
FNMA POOL #CB4991 4.5% 10-01-2037 BEO	10/1/2037	4.50%	**	419,823
FNMA POOL #CB4995 4.5% 10-01-2037 BEO	10/1/2037	4.50%	**	692,455
FNMA POOL #CB5005 5% 10-01-2037 BEO	10/1/2037	5.00%	**	744,409
FNMA POOL #CB6540 6.0% 06-01-2053	6/1/2053	6.00%	**	2,190,732
FNMA POOL #CB6753 6.0% 07-01-2053	7/1/2053	6.00%	**	2,447,013
FNMA POOL #FA0083 2.5% 02-01-2035 BEO	2/1/2035	2.50%	**	8,241,970
FNMA POOL #FA0185 1.5% 12-01-2031 BEO	12/1/2031	1.50%	**	6,935,053
FNMA POOL #FM1349 3.5% 03-01-2047 BEO	3/1/2047	3.50%	**	1,452,057
FNMA POOL #FM1467 3% 12-01-2047 BEO	12/1/2047	3.00%	**	1,048,207
FNMA POOL #FM1727 5% 09-01-2049 BEO	9/1/2049	5.00%	**	887,311
FNMA POOL #FM1796 3.5% 10-01-2034 BEO	10/1/2034	3.50%	**	26,813
FNMA POOL #FM2477 3% 05-01-2036 BEO	5/1/2036	3.00%	**	3,334,497
FNMA POOL #FM2479 2.5% 07-01-2033 BEO	7/1/2033	2.50%	**	922,924

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA POOL #FM2743 3.0% DUE 02-01-2034 REG	2/1/2034	3.00%	**	1,479,297
FNMA POOL #FM2922 3% 02-01-2038 BEO	2/1/2038	3.00%	**	623,417
FNMA POOL #FM2972 4% 12-01-2044 BEO	12/1/2044	4.00%	**	4,025,492
FNMA POOL #FM3004 4% 01-01-2046 BEO	1/1/2046	4.00%	**	26,185,868
FNMA POOL #FM3049 4% 04-01-2044 BEO	4/1/2044	4.00%	**	1,117,697
FNMA POOL #FM3123 2.5% 03-01-2038 BEO	3/1/2038	2.50%	**	781,509
FNMA POOL #FM3241 3% 03-01-2050 BEO	3/1/2050	3.00%	**	9,562,304
FNMA POOL #FM3243 3.5% 02-01-2050 BEO	2/1/2050	3.50%	**	88,260
FNMA POOL #FM3773 3.5% 11-01-2048 BEO	11/1/2048	3.50%	**	2,222,391
FNMA POOL #FM4311 3% 08-01-2050 BEO	8/1/2050	3.00%	**	299,149
FNMA POOL #FM4436 4% 06-01-2034 BEO	6/1/2034	4.00%	**	881,916
FNMA POOL #FM4577 2.5% 10-01-2050 BEO	10/1/2050	2.50%	**	485,005
FNMA POOL #FM4817 5% 06-01-2049 BEO	6/1/2049	5.00%	**	771,425
FNMA POOL #FM5018 2.5% 12-01-2050 BEO	12/1/2050	2.50%	**	1,005,164
FNMA POOL #FM5050 2.5% 02-01-2035 BEO	2/1/2035	2.50%	**	624,775
FNMA POOL #FM5313 2.5% 10-01-2050 BEO	10/1/2050	2.50%	**	687,042
FNMA POOL #FM5743 2.5% 02-01-2051 BEO	2/1/2051	2.50%	**	991,153
FNMA POOL #FM5754 3.5% 03-01-2037 BEO	3/1/2037	3.50%	**	63,660
FNMA POOL #FM5783 3% 06-01-2038 BEO	6/1/2038	3.00%	**	409,920
FNMA POOL #FM5904 2.5% 02-01-2051 BEO	2/1/2051	2.50%	**	196,842
FNMA POOL #FM6015 3.5% 08-01-2039 BEO	8/1/2039	3.50%	**	106,143
FNMA POOL #FM6036 4% 01-01-2050 BEO	1/1/2050	4.00%	**	1,108,224
FNMA POOL #FM6117 3% 11-01-2048 BEO	11/1/2048	3.00%	**	200,884
FNMA POOL #FM6448 2% 03-01-2051 BEO	3/1/2051	2.00%	**	881,661
FNMA POOL #FM6460 2.5% 03-01-2051 BEO	3/1/2051	2.50%	**	319,733
FNMA POOL #FM7100 3.5% 06-01-2050 BEO	6/1/2050	3.50%	**	218,288
FNMA POOL #FM7531 3% 05-01-2051 BEO	5/1/2051	3.00%	**	233,058
FNMA POOL #FM7630 2.5% 06-01-2051 BEO	6/1/2051	2.50%	**	272,670
FNMA POOL #FM7675 2.5% 06-01-2051 BEO	6/1/2051	2.50%	**	432,679
FNMA POOL #FM7786 4% 01-01-2049 BEO	1/1/2049	4.00%	**	365,384
FNMA POOL #FM7796 4% 06-01-2048 BEO	6/1/2048	4.00%	**	554,479
FNMA POOL #FM7869 2.5% 01-01-2051 BEO	1/1/2051	2.50%	**	222,670
FNMA POOL #FM7900 2.5% 07-01-2051 BEO	7/1/2051	2.50%	**	283,052
FNMA POOL #FM7910 2.5% 07-01-2051 BEO	7/1/2051	2.50%	**	422,102
FNMA POOL #FM8166 3% 06-01-2051 BEO	6/1/2051	3.00%	**	319,447
FNMA POOL #FM8325 2.5% 07-01-2035 BEO	7/1/2035	2.50%	**	1,629,775
FNMA POOL #FM8480 3% 11-01-2050 BEO	11/1/2050	3.00%	**	1,058,206
FNMA POOL #FM8576 3% 02-01-2050 BEO	2/1/2050	3.00%	**	631,647
FNMA POOL #FM8577 3% 08-01-2051 BEO	8/1/2051	3.00%	**	822,969
FNMA POOL #FM8648 3% 09-01-2051 BEO	9/1/2051	3.00%	**	1,326,249
FNMA POOL #FM8864 2.5% 10-01-2051 BEO	10/1/2051	2.50%	**	686,717
FNMA POOL #FM9044 3% 10-01-2051 BEO	10/1/2051	3.00%	**	294,503
FNMA POOL #FM9365 3% 11-01-2051 BEO	11/1/2051	3.00%	**	237,669
FNMA POOL #FM9464 3% 11-01-2051 BEO	11/1/2051	3.00%	**	874,941
FNMA POOL #FN BZ0099 5.69% 12-01-2028	12/1/2028	5.69%	**	1,259,077
FNMA POOL #FNAT5995 3 DUE 05-01-2043 REG	5/1/2043	3.00%	**	62,145
FNMA POOL #FP0021 4% 05-01-2031 BEO	5/1/2031	4.00%	**	1,076,970
FNMA POOL #FP0028 2% 08-01-2040 BEO	8/1/2040	2.00%	**	348,941

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA POOL #FS0024 2.5% 09-01-2051 BEO	8/1/2051	3.00%	**	266,826
FNMA POOL #FS0034 3% 12-01-2051 BEO	12/1/2051	3.00%	**	363,370
FNMA POOL #FS0037 3% 08-01-2051 BEO	8/1/2051	3.00%	**	209,721
FNMA POOL #FS0041 3% 11-01-2050 BEO	11/1/2050	3.00%	**	210,468
FNMA POOL #FS0191 2.5% 01-01-2052 BEO	1/1/2052	2.50%	**	310,947
FNMA POOL #FS0240 3% 01-01-2052 BEO	1/1/2052	3.00%	**	365,351
FNMA POOL #FS0331 3% 01-01-2052 BEO	1/1/2052	3.00%	**	448,446
FNMA POOL #FS0366 2.5% 01-01-2052 BEO	1/1/2052	2.50%	**	237,749
FNMA POOL #FS0408 3% 01-01-2052 BEO	1/1/2052	3.00%	**	367,457
FNMA POOL #FS0424 2.5% 01-01-2052 BEO	1/1/2052	2.50%	**	1,307,440
FNMA POOL #FS0697 2.5% 02-01-2042 BEO	2/1/2042	2.50%	**	605,057
FNMA POOL #FS0744 3% 02-01-2052 BEO	2/1/2052	3.00%	**	4,826,869
FNMA POOL #FS0751 3% 03-01-2052 BEO	2/1/2052	3.00%	**	1,308,714
FNMA POOL #FS0835 2.5% 03-01-2052 BEO	3/1/2052	2.50%	**	656,386
FNMA POOL #FS0896 3% 12-01-2051 BEO	12/1/2051	3.00%	**	5,305,169
FNMA POOL #FS0995 2.5% 03-01-2042 BEO	3/1/2042	2.50%	**	191,627
FNMA POOL #FS1014 2% 02-01-2052 BEO	2/1/2052	2.00%	**	373,046
FNMA POOL #FS1015 2% 02-01-2052 BEO	2/1/2052	2.00%	**	1,195,828
FNMA POOL #FS1074 3% 03-01-2052 BEO	3/1/2052	3.00%	**	2,757,031
FNMA POOL #FS1201 3% 01-01-2050 BEO	1/1/2050	3.00%	**	693,026
FNMA POOL #FS1289 3% 03-01-2052 BEO	3/1/2052	3.00%	**	899,903
FNMA POOL #FS1403 3% 01-01-2045 BEO	1/1/2045	3.00%	**	372,350
FNMA POOL #FS1427 3% 02-01-2050 BEO	2/1/2050	3.00%	**	311,927
FNMA POOL #FS1462 3.5% 01-01-2052 BEO	1/1/2052	3.50%	**	194,438
FNMA POOL #FS1539 3% 11-01-2048 BEO	11/1/2048	3.00%	**	444,843
FNMA POOL #FS1553 2.5% 11-01-2050 BEO	11/1/2050	2.50%	**	245,998
FNMA POOL #FS1726 2% 09-01-2041 BEO	9/1/2041	2.00%	**	441,768
FNMA POOL #FS1836 2.5% 05-01-2052 BEO	5/1/2052	2.50%	**	3,209,919
FNMA POOL #FS1845 3.5% 12-01-2029 BEO	12/1/2029	3.50%	**	529,596
FNMA POOL #FS2768 2% 01-01-2052 BEO	1/1/2052	2.00%	**	194,749
FNMA POOL #FS2920 3% 07-01-2036 BEO	7/1/2036	3.00%	**	1,373,330
FNMA POOL #FS3009 2% 05-01-2042 BEO	5/1/2042	2.00%	**	332,632
FNMA POOL #FS3249 5% 11-01-2052 BEO	11/1/2052	5.00%	**	886,170
FNMA POOL #FS3275 3% 04-01-2052 BEO	4/1/2052	3.00%	**	2,019,572
FNMA POOL #FS3393 4% 10-01-2052 BEO	10/1/2052	4.00%	**	106,597
FNMA POOL #FS3411 6% 01-01-2053 BEO	1/1/2053	6.00%	**	344,180
FNMA POOL #FS3425 4.5% 09-01-2052 BEO	3/1/2052	2.00%	**	1,022,660
FNMA POOL #FS3672 5.5% 02-01-2053 BEO	2/1/2053	5.50%	**	1,068,340
FNMA POOL #FS3836 4.5% 01-01-2053 BEO	1/1/2053	4.50%	**	657,972
FNMA POOL #FS3977 4.5% 11-01-2052 BEO	11/1/2052	4.50%	**	475,682
FNMA POOL #FS3978 5% 01-01-2053 BEO	1/1/2053	5.00%	**	487,892
FNMA POOL #FS4000 6.0% 07-01-2041	7/1/2041	6.00%	**	749,591
FNMA POOL #FS4166 5.5% 04-01-2053 BEO	4/1/2053	5.50%	**	753,805
FNMA POOL #FS4269 2.0% 10-01-2051	10/1/2051	2.00%	**	1,477,310
FNMA POOL #FS4270 2.0% 03-01-2052	3/1/2052	2.00%	**	1,485,359
FNMA POOL #FS4314 2% 03-01-2052 BEO	3/1/2052	2.00%	**	265,623
FNMA POOL #FS4363 2.5% 03-01-2035 BEO	3/1/2035	2.50%	**	1,272,971
FNMA POOL #FS4377 3% 04-01-2052 BEO	4/1/2052	3.00%	**	81,663

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA POOL #FS4448 4% 12-01-2044 BEO	12/1/2044	4.00%	**	217,003
FNMA POOL #FS4454 6% 04-01-2053 BEO	4/1/2053	6.00%	**	457,727
FNMA POOL #FS4471 2.5% 09-01-2042 BEO	9/1/2042	2.50%	**	286,873
FNMA POOL #FS4480 4.5% 03-01-2050 BEO	3/1/2050	4.50%	**	287,959
FNMA POOL #FS4570 5.0% 12-01-2047	12/1/2047	5.00%	**	805,847
FNMA POOL #FS4573 6% 05-01-2053 BEO	1/1/2053	5.00%	**	914,226
FNMA POOL #FS4805 5.5% 05-01-2053 BEO	5/1/2053	5.50%	**	442,671
FNMA POOL #FS4914 2.5% 10-01-2037 BEO	10/1/2037	2.50%	**	632,047
FNMA POOL #FS5155 5% 07-01-2053 BEO	7/1/2053	5.00%	**	1,866,796
FNMA POOL #FS5191 2% 08-01-2042 BEO	8/1/2042	2.00%	**	495,576
FNMA POOL #FS5306 6% 07-01-2053 BEO	7/1/2053	6.00%	**	492,728
FNMA POOL #FS5365 3% 02-01-2050 BEO	2/1/2050	3.00%	**	1,897,500
FNMA POOL #FS5385 2.5% 04-01-2052 BEO	4/1/2052	2.50%	**	1,487,452
FNMA POOL #FS5647 5.5% 07-01-2053 BEO	7/1/2053	5.50%	**	671,848
FNMA POOL #FS6072 2.5% 12-01-2036 BEO	12/1/2036	2.50%	**	558,281
FNMA POOL #FS6451 5.5% 08-01-2053 BEO	8/1/2053	5.50%	**	1,013,188
FNMA POOL #FS6779 6.5% 12-01-2053 BEO	12/1/2053	6.50%	**	435,983
FNMA POOL #FS7170 2.0% 08-01-2042	8/1/2042	2.00%	**	814,607
FNMA POOL #FS7180 2% 05-01-2042 BEO	5/1/2042	2.00%	**	441,658
FNMA POOL #FS7294 5.5% 05-01-2044	5/1/2044	5.50%	**	639,821
FNMA POOL #FS7408 2.5% 04-01-2052 BEO	4/1/2052	2.50%	**	2,360,566
FNMA POOL #FS7624 6.5% 03-01-2054 BEO	3/1/2054	6.50%	**	589,340
FNMA POOL #FS7849 2.5% 05-01-2052 BEO	5/1/2052	2.50%	**	450,316
FNMA POOL #FS7997 6% 05-01-2054 BEO	5/1/2054	6.00%	**	1,531,063
FNMA POOL #FS8001 5.5% 06-01-2054 BEO	6/1/2054	5.50%	**	356,555
FNMA POOL #FS8027 2.5% 03-01-2052 BEO	3/1/2052	2.50%	**	901,910
FNMA POOL #FS8087 5.5% 06-01-2054 BEO	6/1/2054	5.50%	**	1,181,006
FNMA POOL #FS8398 2.5% 02-01-2035 BEO	2/1/2035	2.50%	**	2,722,699
FNMA POOL #G67717 4.0% DUE 11-01-2048 REG	11/1/2048	4.00%	**	305,097
FNMA POOL #MA0006 4% 03-01-2039 BEO	3/1/2039	4.00%	**	2,732
FNMA POOL #MA0214 5% 10-01-2029 BEO	10/1/2029	5.00%	**	48,204
FNMA POOL #MA0243 5% 11-01-2029 BEO	11/1/2029	5.00%	**	41,381
FNMA POOL #MA0295 5% 01-01-2030 BEO	1/1/2030	5.00%	**	27,971
FNMA POOL #MA0583 4% 12-01-2040 BEO	12/1/2040	4.00%	**	1,308
FNMA POOL #MA0706 4.5% 04-01-2031 BEO	4/1/2031	4.50%	**	25,639
FNMA POOL #MA0734 4.5% DUE 05-01-2031 BEO	5/1/2031	4.50%	**	89,299
FNMA POOL #MA0776 4.5% DUE 06-01-2031 BEO	6/1/2031	4.50%	**	93,526
FNMA POOL #MA0816 4.5% 08-01-2031 BEO	8/1/2031	4.50%	**	73,866
FNMA POOL #MA0919 3.5% 12-01-2031 BEO	12/1/2031	3.50%	**	4,088,666
FNMA POOL #MA0939 4.5% 12-01-2031 BEO	12/1/2031	4.50%	**	68,435
FNMA POOL #MA1044 3% DUE 04-01-2042 BEO	4/1/2042	3.00%	**	36,440
FNMA POOL #MA1045 3% 04-01-2027 BEO	4/1/2031	4.50%	**	39,545
FNMA POOL #MA1125 4 07-01-2042 BEO	7/1/2042	4.00%	**	70,118
FNMA POOL #MA1177 3.5% 09-01-2042 BEO	9/1/2042	3.50%	**	61,827
FNMA POOL #MA1213 3.5% DUE 10-01-2042 BEO	10/1/2042	3.50%	**	60,776
FNMA POOL #MA1272 3% 12-01-2042 BEO	12/1/2042	3.00%	**	294,151
FNMA POOL #MA1373 3.5% 03-01-2043 BEO	3/1/2043	3.50%	**	171,547
FNMA POOL #MA1458 3% 06-01-2043 BEO	6/1/2043	3.00%	**	246,203

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA POOL #MA1463 3.5% 06-01-2043 BEO	6/1/2043	3.50%	**	384,535
FNMA POOL #MA1508 3.5% 07-01-2043 BEO	7/1/2043	3.50%	**	110,416
FNMA POOL #MA1510 4% 07-01-2043 BEO	7/1/2043	4.00%	**	115,392
FNMA POOL #MA1546 3.5% DUE 08-01-2043 BEO	8/1/2043	3.50%	**	142,700
FNMA POOL #MA1553 2.5% 08-01-2028 BEO	8/1/2028	2.50%	**	149,157
FNMA POOL #MA1591 4.5% 09-01-2043 BEO	9/1/2043	4.50%	**	80,991
FNMA POOL #MA1629 4.5% 10-01-2043 BEO	10/1/2043	4.50%	**	73,597
FNMA POOL #MA1711 4.5% 12-01-2043 BEO	12/1/2043	4.50%	**	61,279
FNMA POOL #MA1728 5% 11-01-2033 BEO	11/1/2033	5.00%	**	38,024
FNMA POOL #MA1772 3.5% 02-01-2034 BEO	2/1/2034	3.50%	**	1,903,453
FNMA POOL #MA2110 3.5% 12-01-2034 BEO	12/1/2034	3.50%	**	379,002
FNMA POOL #MA2138 3.5% 01-01-2035 BEO	1/1/2035	3.50%	**	228,415
FNMA POOL #MA2320 3% 07-01-2035 BEO	7/1/2035	3.00%	**	120,220
FNMA POOL #MA2373 2.5% 08-01-2030 BEO	8/1/2030	2.50%	**	24,560
FNMA POOL #MA2516 3% 01-01-2046 BEO	1/1/2046	3.00%	**	202,016
FNMA POOL #MA2523 3% 02-01-2036 BEO	2/1/2036	3.00%	**	499,972
FNMA POOL #MA2579 3% 04-01-2036 BEO	4/1/2036	3.00%	**	369,670
FNMA POOL #MA2670 3% 07-01-2046 BEO	7/1/2046	3.00%	**	662,640
FNMA POOL #MA2672 3% 07-01-2036 BEO	7/1/2036	3.00%	**	1,453,926
FNMA POOL #MA2707 3% 08-01-2036 BEO	8/1/2036	3.00%	**	3,076,299
FNMA POOL #MA2728 2.5% 08-01-2031 BEO	8/1/2031	2.50%	**	236,551
FNMA POOL #MA2749 2.5% 09-01-2036 BEO	9/1/2036	2.50%	**	529,476
FNMA POOL #MA2773 3% 10-01-2036 BEO	10/1/2036	3.00%	**	1,639,302
FNMA POOL #MA2798 2.5% 10-01-2031 BEO	10/1/2031	2.50%	**	90,855
FNMA POOL #MA2806 3% DUE 11-01-2046 REG	11/1/2046	3.00%	**	599,287
FNMA POOL #MA2832 3% 12-01-2036 BEO	12/1/2036	3.00%	**	1,170,339
FNMA POOL #MA2863 3% DUE 01-01-2047 BEO	1/1/2047	3.00%	**	1,890,138
FNMA POOL #MA2913 2.5% 02-01-2032 BEO	2/1/2032	2.50%	**	71,777
FNMA POOL #MA2930 4% 03-01-2047 BEO	3/1/2047	4.00%	**	76,961
FNMA POOL #MA2960 4% 04-01-2047 BEO	4/1/2047	4.00%	**	458,555
FNMA POOL #MA2995 4% 05-01-2047 BEO	5/1/2047	4.00%	**	374,394
FNMA POOL #MA3058 4% 07-01-2047 BEO	7/1/2047	4.00%	**	59,136
FNMA POOL #MA3060 3% 07-01-2032 BEO	7/1/2032	3.00%	**	757,572
FNMA POOL #MA3076 2.5% 07-01-2032 BEO	7/1/2032	2.50%	**	453,998
FNMA POOL #MA3114 2.5% 08-01-2032 BEO	8/1/2043	3.50%	**	510,428
FNMA POOL #MA3124 2.5% 09-01-2032 BEO	1/1/2046	3.00%	**	483,042
FNMA POOL #MA3182 3.5% 11-01-2047 BEO	11/1/2047	3.50%	**	1,429,450
FNMA POOL #MA3183 4% 11-01-2047 BEO	11/1/2047	4.00%	**	128,854
FNMA POOL #MA3210 3.5% 12-01-2047 BEO	12/1/2047	3.50%	**	26,627
FNMA POOL #MA3211 4% DUE 12-01-2047 BEO	12/1/2047	4.00%	**	305,297
FNMA POOL #MA3239 4% 01-01-2048 BEO	1/1/2048	4.00%	**	681,951
FNMA POOL #MA3305 3.5% 03-01-2048 BEO	3/1/2048	3.50%	**	8,522,896
FNMA POOL #MA3310 4% 03-01-2038 BEO	3/1/2038	4.00%	**	1,381
FNMA POOL #MA3333 4% 04-01-2048 BEO	4/1/2048	4.00%	**	52,663
FNMA POOL #MA3356 3.5% 05-01-2048 BEO	5/1/2048	3.50%	**	2,114,973
FNMA POOL #MA3383 3.5% 06-01-2048 BEO	6/1/2048	3.50%	**	7,314,977
FNMA POOL #MA3385 4.5% 06-01-2048 BEO	6/1/2048	4.50%	**	347,078
FNMA POOL #MA3442 3.5% 08-01-2048 BEO	8/1/2048	3.50%	**	796,482

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA POOL #MA3564 4.5% 01-01-2049 BEO	1/1/2049	4.50%	**	161,489
FNMA POOL #MA3879 4.5% 12-01-2049 BEO	12/1/2049	4.50%	**	1,226,659
FNMA POOL #MA3897 3% 01-01-2035 BEO	1/1/2035	3.00%	**	870,647
FNMA POOL #MA3937 3% 02-01-2050 BEO	2/1/2050	3.00%	**	1,649,190
FNMA POOL #MA3945 4.5% DUE 02-01-2050 BEO	2/1/2050	4.50%	**	746,127
FNMA POOL #MA3960 3% 03-01-2050 BEO	11/1/2052	4.50%	**	936,735
FNMA POOL #MA4014 3% 05-01-2035 BEO	5/1/2035	3.00%	**	2,254,529
FNMA POOL #MA4026 4% 05-01-2050 BEO	5/1/2050	4.00%	**	1,175,910
FNMA POOL #MA4031 4.5% 05-01-2050 BEO	5/1/2050	4.50%	**	374,704
FNMA POOL #MA4047 2% 06-01-2050 BEO	6/1/2050	2.00%	**	6,363,310
FNMA POOL #MA4053 2.5% 06-01-2035 BEO	6/1/2035	2.50%	**	2,317,841
FNMA POOL #MA4093 2% 08-01-2040 BEO	8/1/2040	2.00%	**	864,900
FNMA POOL #MA4099 2.5% 08-01-2035 BEO	8/1/2035	2.50%	**	7,824,161
FNMA POOL #MA4119 2% 09-01-2050 BEO	9/1/2050	2.00%	**	3,785,157
FNMA POOL #MA4128 2% 09-01-2040 BEO	9/1/2040	2.00%	**	777,265
FNMA POOL #MA4157 1.5% 10-01-2050 BEO	10/1/2050	1.50%	**	509,950
FNMA POOL #MA4158 2% DUE 10-01-2050 BEO	10/1/2050	2.00%	**	6,639,942
FNMA POOL #MA4177 2.5% 11-01-2040 BEO	11/1/2040	2.50%	**	477,396
FNMA POOL #MA4181 1.5% 11-01-2050 BEO	11/1/2050	1.50%	**	1,113,004
FNMA POOL #MA4182 2% 11-01-2050 BEO	11/1/2050	2.00%	**	3,705,874
FNMA POOL #MA4209 1.5% 12-01-2050 BEO	12/1/2050	1.50%	**	7,090,524
FNMA POOL #MA4232 2% 01-01-2041 BEO	1/1/2041	2.00%	**	215,456
FNMA POOL #MA4237 2% DUE 01-01-2051 BEO	1/1/2051	2.00%	**	3,393,511
FNMA POOL #MA4255 2% 02-01-2051 BEO	2/1/2051	2.00%	**	13,170,075
FNMA POOL #MA4281 2% 03-01-2051 BEO	3/1/2051	2.00%	**	585,601
FNMA POOL #MA4285 2% 03-01-2031 BEO	3/1/2031	2.00%	**	690,160
FNMA POOL #MA4305 2% 04-01-2051 BEO	4/1/2051	2.00%	**	237,293
FNMA POOL #MA4306 2.5% 04-01-2051 BEO	4/1/2051	2.50%	**	10,202,115
FNMA POOL #MA4325 2.0% 05-01-2051	5/1/2051	2.00%	**	10,825,411
FNMA POOL #MA4333 2% 05-01-2041 BEO	5/1/2041	2.00%	**	4,584,272
FNMA POOL #MA4364 2% 06-01-2041 BEO	6/1/2041	2.00%	**	1,056,933
FNMA POOL #MA4377 1.5% 07-01-2051 BEO	7/1/2051	1.50%	**	9,295,299
FNMA POOL #MA4380 3% 07-01-2051 BEO	7/1/2051	3.00%	**	301,864
FNMA POOL #MA4389 1.5% 07-01-2031 BEO	7/1/2031	1.50%	**	4,077,502
FNMA POOL #MA4399 2.5% 08-01-2051 BEO	8/1/2051	2.50%	**	1,307,983
FNMA POOL #MA4414 2.5% 09-01-2051 BEO	9/1/2051	2.50%	**	690,354
FNMA POOL #MA4422 2% 09-01-2041 BEO	9/1/2041	2.00%	**	2,311,324
FNMA POOL #MA4446 2% 10-01-2041 BEO	10/1/2041	2.00%	**	772,328
FNMA POOL #MA4474 2% 11-01-2041 BEO	11/1/2041	2.00%	**	838,648
FNMA POOL #MA4501 2% 12-01-2041 BEO	12/1/2041	2.00%	**	2,166,562
FNMA POOL #MA4523 2% 01-01-2032 BEO	1/1/2032	2.00%	**	1,446,040
FNMA POOL #MA4539 1.5% 02-01-2042 BEO	2/1/2042	1.50%	**	332,170
FNMA POOL #MA4540 2% 02-01-2042 BEO	2/1/2042	2.00%	**	1,440,246
FNMA POOL #MA4571 2.5% 03-01-2042 BEO	3/1/2042	2.50%	**	382,274
FNMA POOL #MA4579 3% 04-01-2052 BEO	4/1/2052	3.00%	**	2,962,987
FNMA POOL #MA4586 2% 04-01-2042 BEO	4/1/2042	2.00%	**	393,363
FNMA POOL #MA4587 2.5% 04-01-2042 BEO	4/1/2042	2.50%	**	911,067
FNMA POOL #MA4599 3% 05-01-2052 BEO	5/1/2052	3.00%	**	3,197,085

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA POOL #MA4600 3.5% 05-01-2052 BEO	5/1/2052	3.50%	**	812,454
FNMA POOL #MA4626 4% 06-01-2052 BEO	6/1/2052	4.00%	**	2,926,333
FNMA POOL #MA4643 3% 05-01-2042 BEO	5/1/2042	3.00%	**	1,039,802
FNMA POOL #MA4656 4.5% 07-01-2052 BEO	7/1/2052	4.50%	**	275,982
FNMA POOL #MA4686 5% 06-01-2052 BEO	6/1/2052	5.00%	**	1,049,960
FNMA POOL #MA4700 4% 08-01-2052 BEO	8/1/2052	4.00%	**	4,078,418
FNMA POOL #MA4701 4.5% 08-01-2052 BEO	8/1/2052	4.50%	**	232,473
FNMA POOL #MA4732 4% 09-01-2052 BEO	9/1/2052	4.00%	**	47,999,158
FNMA POOL #MA4733 4.5% 09-01-2052 BEO	9/1/2052	4.50%	**	3,738,361
FNMA POOL #MA4737 5% 08-01-2052 BEO	8/1/2052	5.00%	**	358,483
FNMA POOL #MA4783 4% 10-01-2052 BEO	10/1/2052	4.00%	**	6,147,668
FNMA POOL #MA4785 5% 10-01-2052 BEO	10/1/2052	5.00%	**	8,438,652
FNMA POOL #MA4805 4.5% 11-01-2052 BEO	11/1/2052	4.50%	**	1,467,077
FNMA POOL #MA4807 5.5% 11-01-2052 BEO	11/1/2052	5.50%	**	764,161
FNMA POOL #MA4840 4.5% 12-01-2052 BEO	12/1/2052	4.50%	**	1,587,351
FNMA POOL #MA4867 4.5% 01-01-2053 BEO	1/1/2053	4.50%	**	3,553,955
FNMA POOL #MA4894 6% 01-01-2053 BEO	1/1/2053	6.00%	**	9,745,490
FNMA POOL #MA4962 4% 03-01-2053 BEO	3/1/2053	4.00%	**	167,193
FNMA POOL #MA4979 5.5% 04-01-2053 BEO	4/1/2053	5.50%	**	1,655,894
FNMA POOL #MA4980 6% 04-01-2053 BEO	4/1/2053	6.00%	**	2,133,663
FNMA POOL #MA5008 4.5% 05-01-2053 BEO	5/1/2053	4.50%	**	22,916,329
FNMA POOL #MA5010 5.5% 05-01-2053 BEO	5/1/2053	5.50%	**	2,290,937
FNMA POOL #MA5036 3% 04-01-2053 BEO	4/1/2053	3.00%	**	538,843
FNMA POOL #MA5038 5% 06-01-2053 BEO	6/1/2053	5.00%	**	1,261,855
FNMA POOL #MA5108 6% 08-01-2053 BEO	8/1/2053	6.00%	**	602,827
FNMA POOL #MA5139 6% 09-01-2053 BEO	9/1/2053	6.00%	**	1,111,199
FNMA POOL #MA5167 6.5% 10-01-2053 BEO	10/1/2053	6.50%	**	1,674,126
FNMA POOL #MA5191 6% 11-01-2053 BEO	12/1/2049	4.50%	**	4,249,669
FNMA POOL #MA5192 6.5% 11-01-2053 BEO	11/1/2053	6.50%	**	224,695
FNMA POOL #MA5246 5.5% 01-01-2054 BEO	1/1/2054	5.50%	**	727,955
FNMA POOL #MA5794 6.5% 08-01-2055 BEO	8/1/2055	6.50%	**	8,338,945
FNMA POOL #SB0623 2.5% 03-01-2037	3/1/2037	2.50%	**	1,020,266
FNMA POOL #SD8323 5.0% 05-01-2053	5/1/2053	5.00%	**	35,943,405
FNMA POOL #ZT1857 4.5% DUE 03-01-2049	3/1/2049	4.50%	**	17,085,443
FNMA POOL AT3389 3 DUE 08-01-2043 REG	8/1/2043	3.00%	**	111,505
FNMA POOL AU4346 3.5 DUE 07-01-2043 REG	7/1/2043	3.50%	**	253,393
FNMA POOL CA0243 4.5% DUE 08-01-2047	8/1/2047	4.50%	**	88,792
FNMA POOL FN #BZ0254 4.66% 01-01-2029	1/1/2029	4.66%	**	1,666,153
FNMA POOL FN #BZ3419 4.32% 03-01-2030	3/1/2030	4.32%	**	1,008,661
FNMA POOL FN FS7902 6.5% 12-01-2053	12/1/2053	6.50%	**	273,105
FNMA POOL# AN6729 2.81% 09-01-2027	9/1/2027	2.81%	**	4,170,693
FNMA POOL# BZ0820 4.66% 04-01-2029	4/1/2029	4.66%	**	2,025,172
FNMA POOL# SB0799 2.5% 01-01-2028	1/1/2028	2.50%	**	716,388
FNMA POOL#CA1535 3.5% 02-01-2048 REG	2/1/2048	3.50%	**	3,396,749
FNMA PREASSIGN 00800 5.5 03-25-2033	3/25/2033	5.50%	**	20,611
FNMA PRIN PMT ON 7.25% 2030 DEB 05-15-2030 (UNDDATE)	5/15/2030	—%	**	1,356,483
FNMA REMIC 2004-40 CL-FY FRN 05-25-2034	5/25/2034	4.44%	**	353,484
FNMA REMIC 2017-77 CL-CA 2.0% DUE 10-25-2047	10/25/2047	2.00%	**	377,259

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA REMIC SER 03-85 CL PZ 5% 09-25-2033REG	9/25/2033	5.00%	**	673,296
FNMA REMIC SER 07-15 CL BF FLTG 03-25-2037	3/25/2037	4.29%	**	1,043,639
FNMA REMIC SER 09-62 SER BY 4.0% DUE 08-25-2029 BEO	8/25/2029	4.00%	**	518,777
FNMA REMIC SER 10-21 CL FA FLTG 03-25-2040	3/25/2040	4.74%	**	1,129,722
FNMA REMIC SER 12-128 CL JC 1.5% 09-25-2042	9/25/2042	1.50%	**	867,944
FNMA REMIC SER 13-37 CL JA 1.75% DUE 06-25-2042	6/25/2042	1.75%	**	64,713
FNMA REMIC SER 16-49 CL-BA 2.5% 11-25-2041	11/25/2041	2.50%	**	129,819
FNMA REMIC SER 16-60 CL Q 1.75% 09-25-2046	9/25/2046	1.75%	**	405,480
FNMA REMIC SER 17-15 CL KG 2.5% 03-25-2032	3/25/2032	2.50%	**	2,103,901
FNMA REMIC SER 2003-W1 CL IA-1 4.68634 12-25-2042	12/25/2042	4.69%	**	42,076
FNMA REMIC SER 2003-W15 CL 1A1 6.5 07-25-2043	7/25/2043	6.50%	**	14,555
FNMA REMIC SER 2005-70 CL NA 5.5 08-25-2035	8/25/2035	5.50%	**	7,039
FNMA REMIC SER 2005-83 CL LA 5.5 10-25-2035	10/25/2035	5.50%	**	592,580
FNMA REMIC SER 2007-73 CL A1 FLT RT 07-25-2037	7/25/2037	4.05%	**	69,380
FNMA REMIC SER 2013-133 CL-LA 3.0% 01-25-2033	1/25/2033	3.00%	**	61,551
FNMA REMIC SER 2013-9 CL CB 5.50 04-25-2042	4/25/2042	5.50%	**	975,484
FNMA REMIC SER 2014-87 CL-JB 3.0% 01-25-2045	1/25/2045	3.00%	**	280,157
FNMA REMIC SER 2015-33 CL-P 2.5% DUE 06-25-2045	6/25/2045	2.50%	**	251,304
FNMA REMIC SR 12-128 CL QC 1.75% 06-25-2042	6/25/2042	1.75%	**	63,701
FNMA REMIC SR 12-146 CL KC 2.0% 11-25-2042	11/25/2042	2.00%	**	107,559
FNMA REMIC SR 16-55 CL-AC 1.75% 01-25-2038	1/25/2038	1.75%	**	13,019,102
FNMA REMIC SR 2009-88 CL-MA 4.5% 10-25-2039	10/25/2039	4.50%	**	13,443
FNMA REMIC SR 2017-46 CLLB 3.5 12-25-2052	12/25/2052	3.50%	**	102,837
FNMA REMIC SR 2018-21 CL CA 3.5% 04-25-2045	4/25/2045	3.50%	**	96,111
FNMA REMIC TR 18-35 CL-EA 3.0% 05-25-2048	5/25/2048	3.00%	**	2,523,783
FNMA REMIC TR 2001-81 CL-HE 6.5 01-25-2032	1/25/2032	6.50%	**	97,065
FNMA REMIC TR 2004-38 CL-FK FLTG RATE 05-25-2034	5/25/2034	4.34%	**	51,457
FNMA REMIC TR 2004-W1 CL-1A7 5.681 11-25-2043	11/25/2043	5.68%	**	103,839
FNMA REMIC TR 2005-64 CL-PL 5.5% 07-25-2035	7/25/2035	5.50%	**	82,506
FNMA REMIC TR 2005-84 CL-XM 5.75 10-25-2035	10/25/2035	5.75%	**	175,148
FNMA REMIC TR 2006-48 CL-TF VAR RATE 06-25-2036	6/25/2036	4.39%	**	7,278
FNMA REMIC TR 2007-100 CL-YF FLT RATE DUE 10-25-2037	10/25/2037	4.54%	**	221,634
FNMA REMIC TR 2009-103 CL-FM VAR RATE 11-25-2039	11/25/2039	4.69%	**	791,556
FNMA REMIC TR 2009-19 CL-PW 4.5 10-25-2036	10/25/2036	4.50%	**	730,934
FNMA REMIC TR 2009-29 CL-LA VAR RATE 05-25-2039	5/25/2039	1.07%	**	267,757
FNMA REMIC TR 2009-73 CL-AB 4.0% 09-25-2029	9/25/2029	4.00%	**	355,410
FNMA REMIC TR 2009-87 CL-NF VAR RATE 11-25-2039	11/25/2039	4.74%	**	229,996
FNMA REMIC TR 2009-W1 CL-A 6.0% DUE 12-25-2049 REG	12/25/2049	5.99%	**	11,261
FNMA REMIC TR 2010-107 CL-KF FLTG RATE 03-25-2036	3/25/2036	4.39%	**	52,405
FNMA REMIC TR 2010-115 CL-FD VAR 4.21176% 11-25-2039	11/25/2039	4.39%	**	428,864
FNMA REMIC TR 2010-135 CL-BM 4.0% DUE 12-25-2040	12/25/2040	4.00%	**	566,299
FNMA REMIC TR 2010-155 CL-PC 4% 02-25-2040	2/25/2040	4.00%	**	391,910
FNMA REMIC TR 2010-26 CL-F FLTG RATE DUE 11-25-2036	11/25/2036	4.76%	**	1,100,313
FNMA REMIC TR 2010-43 CL-MC 3.5 DUE 05-25-2040 REG	5/25/2040	3.50%	**	2,977
FNMA REMIC TR 2011-44 CL-EB 3 05-25-2026/01-25-2026	5/25/2026	3.00%	**	523
FNMA REMIC TR 2012-132 CL-KH 1.75% 12-25-2032	12/25/2032	1.75%	**	9,039,389
FNMA REMIC TR 2012-54 CL-WA 3.0% DUE 04-25-2032 REG	4/25/2032	3.00%	**	27,324
FNMA REMIC TR 2012-68 CL-NA 2 DUE 03-25-2042 REG	3/25/2042	2.00%	**	129,559

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA REMIC TR 2012-90 CL-DA 1.5 03-25-2042	3/25/2042	1.50%	**	43,602
FNMA REMIC TR 2012-93 CL-DP 1.5% 09-25-2027	9/25/2027	1.50%	**	266,091
FNMA REMIC TR 2013-115 CL-DZ 3% 10-25-2033	10/25/2033	3.00%	**	1,147,603
FNMA REMIC TR 2013-126 CL-EZ PRIN ONLY ###-##-####	1/25/2038	3.00%	**	757,006
FNMA REMIC TR 2013-15 CL-CP 1.75% 04-25-2041	4/25/2041	1.75%	**	85,167
FNMA REMIC TR 2013-20 CL-YC 1.75% 03-25-2042	3/25/2042	1.75%	**	394,488
FNMA REMIC TR 2013-57 CL-DG 3.5 06-25-2028	6/25/2028	3.50%	**	38,220
FNMA REMIC TR 2013-58 CL-KJ 3 DUE 02-25-2043	2/25/2043	3.00%	**	1,543,601
FNMA REMIC TR 2013-59 CL-HC 1.5 06-25-2028	6/25/2028	1.50%	**	30,940
FNMA REMIC TR 2013-6 CL-NE 2.0% DUE 11-25-2032 REG	11/25/2032	2.00%	**	137,142
FNMA REMIC TR 2013-86 CL-LC 3 02-25-2043	2/25/2043	3.00%	**	203,017
FNMA REMIC TR 2013-90 CL-PD 3% 09-25-2042	9/25/2042	3.00%	**	365,619
FNMA REMIC TR 2013-93 CL-PJ 3 07-25-2042 REG	7/25/2042	3.00%	**	358,830
FNMA REMIC TR 2013-96 CL-FY VAR RATE 07-25-2042	7/25/2042	4.34%	**	1,180,690
FNMA REMIC TR 2014-32 CL-DK 3.0% 08-25-2043	8/25/2043	3.00%	**	234,113
FNMA REMIC TR 2015-53 CL-MA 2.5 06-25-2045	6/25/2045	2.50%	**	527,844
FNMA REMIC TR 2015-79 CL-FE VAR RATE 11-25-2045	11/25/2045	4.24%	**	79,684
FNMA REMIC TR 2016-10 CL-MA 1.5 10-25-2044	10/25/2044	1.50%	**	173,397
FNMA REMIC TR 2016-100 CL-WF VAR RATE 01-25-2047	1/25/2047	4.64%	**	1,128,969
FNMA REMIC TR 2016-12 CL-EG 2 05-25-2032	5/25/2032	2.00%	**	922,997
FNMA REMIC TR 2016-14 CL-PN 4% 01-25-2046	1/25/2046	4.00%	**	422,593
FNMA REMIC TR 2016-3 CL-HB 2% 10-25-2031	10/25/2031	2.00%	**	188,423
FNMA REMIC TR 2016-6 CL-AD 2.5% 04-25-2034	4/25/2034	2.50%	**	161,317
FNMA REMIC TR 2016-75 CL-LA 2.5% DUE 05-25-2045 REG	5/25/2045	2.50%	**	389,096
FNMA REMIC TR 2016-8 CL-FB VAR 4.21176% 03-25-2046	3/25/2046	4.39%	**	4,047,510
FNMA REMIC TR 2016-84 CL-DF VAR RATE 11-25-2046	11/25/2046	4.56%	**	731,208
FNMA REMIC TR 2016-97 CL-CF VAR RATE 12-25-2056	12/25/2056	4.56%	**	235,758
FNMA REMIC TR 2020-77 CL-DP .75% 11-25-2050	11/25/2050	0.75%	**	3,368,915
FNMA REMIC TR 2021-M900 CL-A1 .833% 12-25-2030	12/25/2030	0.83%	**	1,343,300
FNMA REMIC TR 2022-M8 CL-A1 VAR 1.93614%12-25-2031	12/25/2031	1.94%	**	1,532,784
FNMA REMIC TR 2024-104 CL-FA VAR 4.74728% 01-25-2055	1/25/2055	4.92%	**	1,721,696
FNMA REMIC TR 2025-19 CL-FC VAR 4.85728%03-25-2055	3/25/2055	5.03%	**	435,503
FNMA REMIC TR 2025-24 CL-FB VAR 4.59728%03-25-2055	3/25/2055	4.77%	**	785,317
FNMA REMIC TR SER 06-106 CL FC FLTG DUE 11-25-2036 REG	11/25/2036	4.40%	**	251,837
FNMA REMIC TR SER 13-99 CL BD 2% 08-25-2041	8/25/2041	2.00%	**	86,976
FNMA REMIC TR SER 2013-12 CL-P 1.75% DUE 11-25-2041 REG	11/25/2041	1.75%	**	248,960
FNMA REMIC TR SR 12-128 CL WB 1.5% 10-25-2032	10/25/2032	1.50%	**	299,406
FNMA REMIC TR SR 2010-130 CL-EF VAR RATE 11-25-2040	11/25/2040	4.44%	**	59,377
FNMA REMIC TR SR 2010-135 CL-CA 2.0% 04-25-2040	4/25/2040	2.00%	**	12,482
FNMA REMIC TRUST SER 23-M4 CL A2 VAR RT DUE 08-25-2032	9/25/2032	3.77%	**	193,371
FNMA SER 07-15 CL CF FLT RT DUE 03-25-2037 REG	3/25/2037	4.36%	**	94,252
FNMA SER 10-118 CLS FN VAR RT 10-25-2040	10/25/2040	4.39%	**	3,308,160
FNMA SER 12-139 CL CA 2.0% 11-25-2042 REG	11/25/2042	2.00%	**	243,041
FNMA SER 12-35 CL PL 2.0% DUE 11-25-2041 REG	11/25/2041	2.00%	**	93,321
FNMA SER 12-93 CL FL FLTG DUE 09-25-2032 BEO	9/25/2032	4.39%	**	418,968
FNMA SER 13-137 CL BA 1.5% 01-25-2029	1/25/2029	1.50%	**	188,779
FNMA SER 13-4 CLS GB 3.92 02-25-2043	2/25/2043	1.75%	**	178,795
FNMA SER 13-44 CLS PB 1.75% DUE 01-25-2043	1/25/2043	1.75%	**	287,051

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FNMA SER 13-6 CLS NC 1.5% 11-25-2032	11/25/2032	1.50%	**	272,732
FNMA SER 14-35 CLS CA 3.5 06-25-2044	6/25/2044	3.50%	**	355,010
FNMA SER 14-67 CL HC 3.0% 03-25-2044	3/25/2044	3.00%	**	3,454
FNMA SER 15-79 CLS FA FLTG 11-25-2045	11/25/2045	4.24%	**	5,191,261
FNMA SER 16-2 CLS HA 3 12-25-2041	12/25/2041	3.00%	**	110,799
FNMA SER 16-8 CLS HA 3.0% 06-25-2027	6/25/2027	3.00%	**	53,859
FNMA SER 18-70 CLS HA 3.5% 10-25-2056	10/25/2056	3.50%	**	3,116,862
FNMA SER 19-28 CL FJ FLTG DUE 06-25-2059 REG	6/25/2059	4.44%	**	1,379,183
FNMA SER 2010-54 CL FT FRN 04-25-2037	4/25/2037	4.75%	**	2,925,957
FNMA SER 2010-58 CL NK 3% 05-25-2040	5/25/2040	3.00%	**	3,639
FNMA SER 2010-64 CL DM 05/01/2010 5 06/25/2040	6/25/2040	5.00%	**	30,242
FNMA SER 2012-102 CL GA 1.375 DUE 09-25-2027 REG	9/25/2027	1.38%	**	200,026
FNMA SER 2012-145 CL DC 1.5 DUE 01-25-2028	1/25/2028	1.50%	**	39,354
FNMA SER 2012-28 CL B 6.5 06-25-2039	6/25/2039	6.50%	**	2,548
FNMA SER 2013-23 CL-NH 2% 03-25-2028	3/25/2028	2.00%	**	50,246
FNMA SER 2013-9 CL BC 6.5 07-25-2042	7/25/2042	6.50%	**	514,202
FNMA SER 2016-76 CL-ME 3.0% 01-25-2046	1/25/2046	3.00%	**	1,229,821
FNMA SER 2017-M12 CL A2 FLTG RT 06-25-2027	6/25/2027	3.06%	**	188,857
FNMA SER 2017-M5 CL A2 3.303% 04-25-2029	4/25/2029	3.02%	**	103,570
FNMA SER 2017-T1 CL A 2.898% DUE 06-25-2027 REG	6/25/2027	2.90%	**	721,548
FNMA SER 2018-17 CL EA 3.5% DUE 11-25-2047	11/25/2047	3.50%	**	258,568
FNMA SER 2018-M3 CL A2 3.1935% 02-25-2030	2/25/2030	3.07%	**	190,990
FNMA SER 2018-M4 CL A2 VAR RT DUE 03-25-2028 REG	3/25/2028	3.07%	**	289,116
FNMA SER 2019-M4 CL A2 3.61% 02-25-2031 REG	2/25/2031	3.61%	**	330,436
FNMA SER 20-37 CL FH FLTG RT 06-25-2050	6/25/2050	4.39%	**	872,864
FNMA SER 20-79 CLS JA 1.5% 11-25-2050	11/25/2050	1.50%	**	1,546,936
FNMA SER 21-M2G CL A1 1.198% 03-25-2031 REG	3/25/2031	1.20%	**	5,421,291
FNMA SER 24-8 CL A 5.5 05-25-2050	5/25/2050	5.50%	**	4,847,240
FNMA SERIES 2013-5 CLASS MP 3.5 02-25-2043	2/25/2043	3.50%	**	368,585
FNMA SR 05-79 CL UC 5.75 09-25-2035	9/25/2035	5.75%	**	408,314
FNMA SR 06-101 CL FC VAR RT 07-25-2036	7/25/2036	4.29%	**	27,528
FNMA SR 11-64 CL DT 5.8 07-25-2041	7/25/2041	5.80%	**	1,564,111
FNMA SR 13-54 CL-CA 3.0% 06-25-2033	6/25/2033	3.00%	**	1,253,964
FNMA SR 16-55 CL DC 2.5% 12-25-2034	12/25/2034	2.50%	**	1,163,494
FNMA SR 17-86 CL AF VAR RT 11-25-2057	11/25/2057	4.44%	**	5,486,564
FNMA SR 19-60 CL BA 2.5% 10-25-2049	10/25/2049	2.50%	**	87,556
FNMA SR 2013-104 CL-ZT 3.0% 10-25-2033	10/25/2033	3.00%	**	1,859,666
FNMA SR 2013-26 CL-JD 3.0% 04-25-2033	4/25/2033	3.00%	**	774,039
FNMA SR 2017-M7 CL A2 VAR RT 02-25-2027	2/25/2027	2.96%	**	167,451
FNMA SR 25-52 CL FB FLTG RT 07-25-2055	7/25/2055	5.07%	**	3,686,818
FNMA SR 25-62 CL BA 5.5% 11-25-2051	11/25/2051	5.50%	**	3,305,974
FNMA TRANCHE 05-25-2027	5/25/2027	3.06%	**	242,015
FNMA TRANCHE 12-25-2026	12/25/2026	2.57%	**	297,870
FNMA TRANCHE 3.5 10-25-2042	10/25/2042	3.50%	**	34,858
FNMA TRANCHE SER 2013-1 CL LA 1.25 02-25-2028	2/25/2028	1.25%	**	233,921
FNMA TRUST 2004 W-2 CL 2A-2 7 02-25-2044	2/25/2044	7.00%	**	6,493
FOCALTECH SYSTEMS TWD10			**	113,534
FOCUS MEDIA INFORM 'A'CNY1			**	845,550

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FOCUS TECHNOLOGY CO LTD 'A'CNY1 (STOCK CONNECT)			**	24,913
FORCE MOTORS LTD INR10			**	293,116
FORD AUTO 6.082% 15/10/2029	10/15/2029	6.08%	**	1,990,880
FORD CR AUTO LEASE 5.05% DUE 06-15-2027	6/15/2027	5.05%	**	1,104,661
FORD CR AUTO LEASE 5.06% DUE 05-15-2027	5/15/2027	5.06%	**	991,001
FORD CR AUTO OWNER 1.53% DUE 05-15-2034	5/15/2034	1.53%	**	489,839
FORD CR AUTO OWNER 1.61% DUE 10-17-2033	10/17/2033	1.61%	**	714,304
FORD CR AUTO OWNER 1.91% DUE 05-15-2034	5/15/2034	1.91%	**	1,176,158
FORD CR AUTO OWNER 4.86% DUE 08-15-2037	8/15/2037	4.86%	**	8,487,072
FORD CR AUTO OWNER 5.53% DUE 09-15-2028	9/15/2028	5.53%	**	3,689,712
FORD CR AUTO OWNER TR 2025-B SER 25-B CL-A2A 3.88% 06-15-2028	6/15/2028	3.88%	**	8,677,795
FORD CR FLOORPLAN 4.92% DUE 05-15-2028	5/15/2028	4.92%	**	3,410,842
FORD CR FLOORPLAN 5.24% DUE 04-15-2031	4/15/2031	5.24%	**	2,534,995
FORD CR FLOORPLAN MASTER OWNER TR SER 18-4 CL A 4.06% 11-15-2030 REG	11/15/2030	4.06%	**	4,830,807
FORD CR FLOORPLAN MASTER OWNER TR SR 25-1 CL A1 4.63% 04-15-2030	4/15/2030	4.63%	**	3,050,464
FORD CREDIT AUTO OWNER TRUST SER 23-A CL A3 4.65% DUE 02-15-2028	2/15/2028	4.65%	**	3,038,854
FORD CREDIT AUTO OWNER TRUST SER 24-B CLS A3 5.1% 04-15-2029	4/15/2029	5.10%	**	1,164,810
FORD FNDTN 2.815% DUE 06-01-2070	6/1/2070	2.82%	**	133,065
FORD MOTOR CREDIT CO LLC 5.8% 03-05-2027	3/5/2027	5.80%	**	303,769
FORD MOTOR CREDIT CO LLC 5.875% 11-07-2029	11/7/2029	5.88%	**	4,560,607
FORD MOTOR CREDIT CO LLC 6.125% 03-08-2034	3/8/2034	6.12%	**	5,801,744
FORD MOTOR CREDIT CO LLC 6.95% 06-10-2026	6/10/2026	6.95%	**	3,163,269
FORD MOTOR CREDIT CO LLC 7.35% DUE 11-04-2027 BEO	11/4/2027	7.35%	**	631,562
FORD MTR CO DEL 3.25% 02-12-2032	2/12/2032	3.25%	**	379,428
FORD MTR CO DEL COM PAR $0.01 COM PAR $0.01			**	1,648,029
FORD MTR CR CO LLC 4.0% DUE 11-13-2030 BEO	11/13/2030	4.00%	**	755,630
FORD MTR CR CO LLC 4.125% DUE 08-17-2027	8/17/2027	4.12%	**	1,234,838
FORD MTR CR CO LLC 4.95% 05-28-2027	5/28/2027	4.95%	**	401,494
FORD MTR CR CO LLC 5.8% 03-08-2029	3/8/2029	5.80%	**	2,380,015
FORD MTR CR CO LLC 5.918% 03-20-2028	3/20/2028	5.92%	**	1,023,462
FORD OTOMOTIV SAN TRY1			**	296,979
FORESTAR GROUP INC COM			**	225,167
FORFARMERS NV EUR0.01			**	507,815
FORTERRA PLC ORD GBP0.01			**	770,900
FORTESCUE LTD NPV			**	145,438
FORTIS HEALTHCARELIMITED. W.E.F			**	266,215
FORTIS INC 3.055% DUE 10-04-2026	10/4/2026	3.06%	**	204,311
FORTIS INC COM NPV			**	947,475
FORTIS INC COM STK			**	10,700
FORTUNA MNG CORP COM			**	1,440,050
FORUM ENERGY TECHNOLOGIES INC COM NEW			**	205,701
FORVIA EUR7			**	895,209
FOSITEK CORP TWD10			**	206,871
FOX CORP CL A CL A			**	473,201
FOX CORP CL B CL B			**	168,688
FOXCONN TECH CO TWD10			**	37,310
FRANCO NEV CORP COM STK			**	1,264,408
FRANKLIN COVEY CO COM			**	31,546

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FREDDIE MAC 1.3% 08-27-2032	8/27/2032	1.30%	**	422,736
FREDDIE MAC 01/02/2051 2% 02-01-2051	2/1/2051	2.00%	**	232,947
FREDDIE MAC 1.5% 09-02-2033	9/2/2033	1.50%	**	82,128
FREDDIE MAC 1.5% 08-10-2025	8/10/2035	1.50%	**	186,867
FREDDIE MAC 4.5% 01/01/2040 4.5% 01-01-2040	1/1/2040	4.50%	**	1,403,350
FREDDIE MAC FR QG9541 6% 08-01-2053	8/1/2053	6.00%	**	192,554
FREDDIE MAC FR QJ0915 6% 08-01-2054	8/1/2054	6.00%	**	228,687
FREDDIE MAC FR RA7346 3% 06-01-2052	6/1/2052	3.00%	**	2,126,721
FREDDIE MAC FR SD1441 4% 08-01-2052	8/1/2052	4.00%	**	130,525
FREDDIE MAC FR SD2864 3% 03-01-2052	3/1/2052	3.00%	**	4,434,979
FREDDIE MAC MSCR TR MN12 NT CL M-1 144A 5.44728% 11-25-2045	11/25/2045	5.62%	**	365,019
FREDDIE MAC POOL #G08847 4% 11-01-2048 BEO	11/1/2048	4.00%	**	5,414,206
FREDDIE MAC POOL #SD1749 2.5% 04-01-2052	4/1/2052	2.50%	**	269,623
FREDDIE MAC POOL FR QH2780 5.50% 5.5% 09-01-2053	9/1/2053	5.50%	**	28,880
FREDDIE MAC POOL FR QI9919 5% 07-01-2054	7/1/2054	5.00%	**	196,009
FREDDIE MAC POOL FR SB1233 2.5% 2.5% 10-01-2032	10/1/2032	2.50%	**	3,283,455
FREDDIE MAC POOL FR SI2103 2% 08-01-2050	8/1/2050	2.00%	**	296,557
FREDDIE MAC RA7026 3% 03-01-2052	3/1/2052	3.00%	**	3,190,220
FREDDIE MAC RJ0136 4.5% 12-01-2053	12/1/2053	4.50%	**	6,170,593
FREDDIE MAC SB1364 2.5% 02-01-2035	2/1/2035	2.50%	**	6,545,337
FREDDIE MAC SER 005334 CL GA 6% 07-25-2045	7/25/2045	6.00%	**	2,863,141
FREDDIE MAC SER 3914 CL NA 4.0% 06-15-2039	6/15/2039	4.00%	**	171,550
FREDDIE MAC SER 4000 CL PJ 3.0% 01-15-2042	1/15/2042	3.00%	**	16,759
FREDDIE MAC SER 4102 CL CE 1.5% 11-15-2040	11/15/2040	1.50%	**	16,176
FREDDIE MAC SER 5502 CL FD FLTG 02-25-2055	2/25/2055	5.47%	**	789,250
FREDDIE MAC SER 5511 CL FB 5.72859% 03-25-2055	3/25/2055	5.27%	**	792,394
FREDDIE MAC SR 5387 CL KG 5.25% 05-25-2051	5/25/2051	5.25%	**	3,046,063
FREDDIE MAC SR 5439 CL FK FLTG RT 08-25-2054	8/25/2054	4.87%	**	2,395,409
FREDDIE MAC SR 5481 CL FA FLTG RT 12-25-2054	12/25/2054	5.27%	**	2,427,582
FREDDIE MAC SR 5483 CL FD FLTG RT 12-25-2054	12/25/2054	5.17%	**	665,045
FREDDIE MAC SR 5499 CL FH FLTG 02-25-2055	2/25/2055	5.07%	**	2,081,261
FREDDIE MAC SR 5502 CL EF FLTG 02-25-2055	2/25/2055	5.27%	**	23,627,881
FREDDIE MAC SR 5507 CL FG FRN 02-25-2055	2/25/2055	5.27%	**	6,258,298
FREDDIE MAC SR 5513 CL MF FLTG RT 11-25-2054	11/25/2054	4.81%	**	26,545,107
FREDDIEMAC STRIP FLTG 6.22809% 10-25-2053	10/25/2053	4.77%	**	3,670,028
FREEPORT-MCMORAN INC			**	4,333,200
FRESENIUS MEDICAL CARE AG			**	1,783,467
FRESENIUS SE&KGAA NPV			**	2,664,078
FRESHPET INC COM			**	1,355,936
FRESNILLO PLC ORD USD0.50			**	1,113,072
FRIEDRICH VORWERK NPV			**	843,541
FRKLN RES INC COM			**	617,509
FS KKR CAP CORP COM NEW COM NEW			**	149,818
FS KKR CAP CORP SR NT 3.125% 10-12-2028	10/12/2028	3.12%	**	3,692,349
FTI CONSULTING INC COM			**	1,799,182
FUFENG GROUP LTD			**	72,893
FUJI ELECTRIC HOLINDGS CO Y50			**	355,322
FUJI KYUKO CO LTD NPV			**	26,463

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
FUJI MACHINE MFG NPV			**	787,457
FUJI SEAL INTL INC NPV			**	22,001
FUJIAN FUXIN SOFTW A CNY1			**	900,636
FUJIFILM HOLDINGS CORP NPV			**	6,605,011
FUJITSU NPV			**	3,745,015
FUKUOKA FINANCIAL NPV			**	58,188
FULCRUM THERAPEUTICS INC COM			**	14,499
FULGENT GENETICS INC COM			**	32,233
FULLER H B CO COM			**	12,168,192
FULLER SMITH&TURNR 'A'ORD GBP0.40			**	52,499
FUNKO INC CL A CL A			**	179,761
FURUKAWA CO NPV			**	51,514
FURUKAWA ELECTRIC NPV			**	1,066,490
FUSO CHEMICAL CO NPV			**	32,511
FUT C 23JAN26 EURX EUR-BU 13050	1/23/2026	—%	**	24
FUTABA INDUSTRIAL NPV			**	414,806
FY GROUP LTD TWD10			**	21,793
G CITY LTD ILS1			**	318,916
GAKKEN HOLDINGS CO LTD NPV			**	100,660
GALAXY ENTERTAINME NPV			**	1,604,975
GALDERMA GROUP AG CHF0.01			**	2,640,250
GALLAGHER ARTHUR J & CO COM			**	18,692,143
GALLIFORD TRY HOLD GBP0.5			**	442,674
GALP ENERGIA SGPS EUR1			**	4,839,110
GAMMA COMMUNICATIO ORD GBP0.0025			**	404,913
GAP INC COM			**	1,730,176
GARMIN LTD COMMON STOCK			**	1,628,886
GARRETT MOTION INC COM			**	6,345
GARTNER INC COM			**	697,050
GATX CORP COM			**	156,202
GATX CORP SR NT 5.4% 03-15-2027	3/15/2027	5.40%	**	1,252,760
GAZPROM PJSC RUB5(RUB)			**	399,549
GAZPROM PJSC SPON ADR-EACH REPR 2 ORD SHS			**	8,180
G-BITS NETWORK TEC A CNY1 STOCK CONNECT			**	1,888,514
GBL ONE R/EST INV REIT			**	200,443
GCAT 2021-NQM7 TR MTG PASSTHRU CTF CL A-1 1.915% 08-25-2066	8/25/2066	1.92%	**	905,470
GCAT 2023-NQM4 TR 4.25% DUE 05-25-2067	5/25/2067	4.25%	**	3,090,627
GDR NESTLE S A SPONSORED ADR REPSTG REG SH			**	7,467,768
GE AEROSPACE			**	29,120,540
GE CAP FDG LLC 4.55% 05-15-2032	5/15/2032	4.55%	**	4,065,377
GE HEALTHCARE TECHNOLOGIES INC COM			**	22,154,258
GE VERNOVA LLC COM			**	5,584,102
GE VERNOVA T AND D INDIA LIMITED			**	736,707
GEA GROUP AG NPV			**	1,390,520
GEELY AUTOMOBILE H HKD0.02			**	296,666
GEN MTRS CO COM			**	27,285,625
GEN MTRS FINL CO 5.25% DUE 03-01-2026	3/1/2026	5.25%	**	1,281,998

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
GEN MTRS FINL CO FIXED 4.35% DUE 01-17-2027	1/17/2027	4.35%	**	516,105
GENERAC HLDGS INC COM STK			**	291,014
GENERAL DYNAMICS CORP COM			**	34,201,626
GENERAL MOTORS CO 5.0% 04-09-2027	4/9/2027	5.00%	**	1,880,148
GENERAL MOTORS FINANCIAL CO INC 2.35% 02-26-2027	2/26/2027	2.35%	**	2,061,901
GENERAL MOTORS FINANCIAL CO INC 5.4% DUE04-06-2026	4/6/2026	5.40%	**	1,021,546
GENERAL MOTORS FINL CO 2.4% DUE 10-15-2028 BEO	10/15/2028	2.40%	**	2,341,768
GENERAL MOTORS FINL CO 5.05% 04-04-2028	4/4/2028	5.05%	**	1,083,934
GENERAL MTRS CO 5.15% DUE 04-01-2038	4/1/2038	5.15%	**	241,121
GENERAL MTRS FINL CO 5.55% 07-15-2029	7/15/2029	5.55%	**	758,312
GENERAL MTRS FINL CO INC 1.25% DUE 01-08-2026 REG	1/8/2026	1.25%	**	2,378,112
GENERAL MTRS FINL CO INC 1.5% DUE 06-10-2026 BEO	6/10/2026	1.50%	**	2,387,719
GENERAL MTRS FINL CO INC 2.7% DUE 08-20-2027 REG	8/20/2027	2.70%	**	2,023,602
GENERAL MTRS FINL CO INC 6.15% 07-15-2035	7/15/2035	6.15%	**	496,153
GENERAL PLASTIC IN TWD10			**	18,061
GENERTEC UNIVERSAL MEDICAL GROUP COMPANY LIMITED			**	150,594
GENESCO INC COM			**	198,160
GENESYS LOGIC TWD10			**	178,737
GENFLEET THERA			**	133,206
GENIE ENERGY LTD CL B CL B			**	106,905
GENIUS ELECTRONIC TWD10			**	343,343
GENIUS SPORTS LTD COM NPV			**	4,248,772
GENMAB AS DKK1			**	1,506,128
GENTERA SAB DE CV COM NPV			**	439,541
GENTEX CORP COM			**	64,947
GENWORTH FINL INC COMMON STOCK			**	883,829
GEO ENERGY RESO NPV			**	206,505
GEORGIA POWER CO 4.7% 05-15-2032	5/15/2032	4.70%	**	5,075,037
GEORGIA POWER CO 5.004% 02-23-2027	2/23/2027	5.00%	**	451,808
GEORGIA PWR CO 4.0% 10-01-2028	10/1/2028	4.00%	**	571,302
GEORGIA PWR CO 4.75% DUE 09-01-2040	9/1/2040	4.75%	**	190,077
GEORGIA PWR CO 5.125% DUE 05-15-2052 BEO	5/15/2052	5.12%	**	205,413
GFL ENVIRONMENTAL INC. COM NPV SUB VTG SHS			**	3,650,492
GFPT PCL THB1(NVDR)			**	210,587
GILDAN ACTIVEWEAR INC COM			**	13,253,262
GILEAD SCIENCES 4.5% DUE 02-01-2045	2/1/2045	4.50%	**	372,570
GILEAD SCIENCES 4.75% DUE 03-01-2046	3/1/2046	4.75%	**	627,589
GILEAD SCIENCES INC			**	2,917,898
GILEAD SCIENCES INC 2.6% DUE 10-01-2040	10/1/2040	2.60%	**	483,656
GILEAD SCIENCES INC 4.8% 11-15-2029	11/15/2029	4.80%	**	224,432
GINNIE MAE II POOL G2 MB0262 7% 03-20-2055	3/20/2055	7.00%	**	3,090,369
GJENSIDIGE FORSIKR NOK2			**	144,520
GLACIER BANCORP INC NEW COM			**	14,769,040
GLAXO SMITHKLINE P INR10			**	25,622
GLAXOSMITHKLINE 4.5% DUE 04-15-2030	4/15/2030	4.50%	**	680,428
GLENCORE FDG LLC 2.5% DUE 09-01-2030	9/1/2030	2.50%	**	1,290,268
GLENCORE FDG LLC 3.875% DUE 10-27-2027	10/27/2027	3.88%	**	3,722,253
GLENCORE FDG LLC 4% DUE 03-27-2027	3/27/2027	4.00%	**	5,130,706

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
GLENMARK PHARM INR1.00			**	720,431
GLOBAL E ONLINE LTD COM NPV			**	239,673
GLOBAL INDL CO COM USD0.01			**	220,991
GLOBAL LIGHTING TECHNOLOGIES INC SHS			**	28,637
GLOBAL PMTS INC 1.2% DUE 03-01-2026	3/1/2026	1.20%	**	977,419
GLOBAL PMTS INC 2.9% 11-15-2031	11/15/2031	2.90%	**	1,794,521
GLOBAL PMTS INC COM			**	1,509,300
GLOBAL PMTS INC FIXED 2.9% DUE 05-15-2030	5/15/2030	2.90%	**	1,299,145
GLOBAL PMTS INC SR NT 4.5% 11-15-2028	11/15/2028	4.50%	**	1,878,249
GLOBAL PMTS INC SR NT 4.875% 11-15-2030	11/15/2030	4.88%	**	972,139
GLOBAL PMTS INC SR NT 5.2% 11-15-2032	11/15/2032	5.20%	**	996,515
GLOBAL PMTS INC SR NT 5.55% 11-15-2035	11/15/2035	5.55%	**	4,517,225
GLOBAL POWER SYNER THB10(NVDR)			**	83,758
GLOBAL SHIP LEASE INC			**	87,600
GLOBAL STANDARD TE KRW500			**	154,929
GLOBAL UNICHIP COR TWD10			**	202,893
GLOBANT SA USD1.20			**	275,404
GLOBE LIFE INC COM			**	4,113,702
GLP CAP L P / GLP 4% DUE 01-15-2030	1/15/2030	4.00%	**	921,589
GLP CAP L P / GLP 5.75% DUE 06-01-2028	6/1/2028	5.75%	**	309,894
GLP CAP L P / GLP FING II INC 5.3% 01-15-2029	1/15/2029	5.30%	**	1,933,873
GLP CAP L P/GLP FING II INC 5.625% 09-15-2034	9/15/2034	5.62%	**	2,333,461
GLP CAP L P/GLP FING II INC 6.25% 09-15-2054	9/15/2054	6.25%	**	1,392,147
GLS AUTO 1.48% DUE 07-15-2027	7/15/2027	1.48%	**	501,107
GLS AUTO 5.21% DUE 02-18-2031	2/18/2031	5.21%	**	3,036,195
GLS AUTO 7.01% DUE 01-16-2029	1/16/2029	7.01%	**	2,161,470
GLS AUTO RECEIVABLES ISSUER TR AUTO RECEIVABLES BACKED NT 4.74% 08-15-2031	8/15/2031	4.74%	**	798,469
GM FINANCIAL AUTOMOBILE LEASIN 5.78% SER 24-2 CL A3 07-20-2027	7/20/2027	5.39%	**	344,010
GM FINANCIAL AUTOMOBILE LEASIN SR 25-1 CL A3 4.66% 02-21-2028	2/21/2028	4.66%	**	4,680,109
GM FINANCIAL AUTOMOBILE LEASING TR SR 24-3 CL A3 4.21% 10-20-2027	10/20/2027	4.21%	**	3,365,449
GM FINANCIAL CONSUMER AUTOMOBILE SER 2024-1 CL A3 4.85% 12-18-2028	12/18/2028	4.85%	**	183,488
GM FINANCIAL SECURITIZED TERM SER 23-1 CL A3 4.66% DUE 02-16-2028	2/16/2028	4.66%	**	696,667
GM FINL AUTOMOBILE 4.55% DUE 07-20-2027	7/20/2027	4.55%	**	1,679,306
GM FINL AUTOMOBILE LEASING TR SR 25-2 CL A3 4.58% 05-22-2028	5/22/2028	4.79%	**	6,054,088
GM FINL CNSMR 3.84% DUE 02-18-2031	2/18/2031	3.84%	**	1,932,982
GM FINL CNSMR 5.5% DUE 08-16-2028	8/16/2028	5.50%	**	504,575
GM FINL CONSUMER AUTOMOBILE RECEIVABLES AUTO NT CL A-4 3.71% 12-16-2027	12/16/2027	3.71%	**	584,399
GM FINL CONSUMER AUTOMOBILE RECEIVABLES CL A-4 3.25% 04-17-2028	4/17/2028	3.25%	**	3,156,663
GM FINL SECURITIZED TERM AUTO SR 25-1 CL A3 4.62% 12-17-2029	12/17/2029	4.62%	**	479,904
GMO GLOBALSIGN HOLDINGS KK			**	21,034
GMO INTERNET GROUP NPV			**	739,882
GNMA 2.3% DUE 11-16-2051	11/16/2051	2.30%	**	101,864
GNMA 2.4% DUE 09-16-2058	9/16/2058	2.40%	**	3,581
GNMA 2008-047 REMIC CL ML 5.25 DUE 06-16-2038	6/16/2038	5.25%	**	10,654
GNMA 2009-069 CL PV 4 DUE 08-20-2039	8/20/2039	4.00%	**	6,551
GNMA 2009-076 REMIC PASSTHRU MX CL CF 09-16-2039	9/16/2039	4.65%	**	209,702
GNMA 2009-096 REMIC PASSTHRU FT 10-20-2039	10/20/2039	4.60%	**	219,124
GNMA 2010-046 REMIC PASSTHRU 4.58984% 03-20-2035	3/20/2035	4.65%	**	627,532

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
GNMA 2010-H11 REMIC PASSTHRU CTF CL FA 06-20-2060	6/20/2060	5.03%	**	220,586
GNMA 2010-H26 REMIC PASSTHRU CTF CL LF INT FLTG 08-20-2058	8/20/2058	4.46%	**	96,270
GNMA 2011-157 REMIC PASSTHRU CL PA 3.0% DUE 03-20-2041	3/20/2041	3.00%	**	57,100
GNMA 2011-H09 CL AF VAR 03-20-2061	3/20/2061	4.61%	**	120,009
GNMA 2012-059 REMIC PASSTHRU CTF CL F 05-20-2042	5/20/2042	4.30%	**	85,463
GNMA 2012-105 REMIC PASSTHRU CTF 1.25% 08-16-2027	8/16/2027	1.25%	**	367,720
GNMA 2012-106 REMIC PASSTHRU 1.25% 09-20-2027	9/20/2027	1.25%	**	1,255,098
GNMA 2012-H08 REMIC PASSTHRU CTF CL FS 04-20-2062	4/20/2062	4.81%	**	676,931
GNMA 2012-H31 REMIC PASSTHRU SECS CL FD VAR RT 12-20-2062	12/20/2062	4.45%	**	274,979
GNMA 2013-88 REMIC CL WA VAR RT DUE 06-20-2030 REG	6/20/2030	4.82%	**	529
GNMA 2013-H04 REMIC PASSTHRU CTF CL BA 1.65 DUE 02-20-2063	2/20/2063	1.65%	**	375
GNMA 2013-H05 REMIC PASSTHRU CL FB FLTG RT 02-20-2062	2/20/2062	4.39%	**	722
GNMA 2013-H15 REMIC PASSTHRU CTF 4.49919% 07-20-2063	7/20/2063	4.66%	**	408,499
GNMA 2013-H22 REMIC PASSTHRU 4.58919% 07-20-2063	7/20/2063	4.75%	**	58,837
GNMA 2013-H22 REMIC PASSTHRU 5.58919% 08-20-2063	8/20/2063	5.75%	**	82,265
GNMA 2014-190 REMIC PASSTHRU CTF CL PA FIXED 3.0% 06-20-2044	6/20/2044	3.00%	**	466,825
GNMA 2014-H10 CL FA FLTG RT DUE04-20-2064	4/20/2064	4.61%	**	46,437
GNMA 2014-H17 REMIC PASSTHRU CTF 4.59411% 08-20-2064	8/20/2064	4.59%	**	432,810
GNMA 2014-H20 REMIC SER 14-H20 CL FA FLTG DUE 10-20-2064 REG	10/20/2064	4.54%	**	252,286
GNMA 2015-H06 REMIC PASSTHRU CTF 4.59919% 02-20-2065	2/20/2065	4.76%	**	1,025,112
GNMA 2015-H27 REMIC PASSTHRU CTF CL FA 09-20-2065	9/20/2065	4.86%	**	143,546
GNMA 2015-H28 REMIC PASSTHRU CTF CL MX-FL 10-20-2065	10/20/2065	4.81%	**	464,044
GNMA 2015-H29 REMIC PASSTHRU SEC CL FJ 11-20-2065	11/20/2065	4.79%	**	478,683
GNMA 2015-H31 REMIC PASSTHRU SEC CL FT 11-20-2065	11/20/2065	4.76%	**	50,528
GNMA 2015-H32 REMIC PASSTHRU CTF CL FH 12-20-2065	12/20/2065	4.77%	**	48,492
GNMA 2016-H04 MTG PASSTHRU CTF CL FK 02-20-2066	2/20/2066	5.16%	**	122,386
GNMA 2016-H11 REMIC PASSTHRU CTF CL FE 04-20-2066	4/20/2066	4.96%	**	431,129
GNMA 2016-H13 REMIC PASS THRU SECS CL FT05-20-2066	5/20/2066	4.69%	**	29,315
GNMA 2016-H19 REMIC PASSTHRU SECS CL FA 09-20-2066	9/20/2066	4.89%	**	261,793
GNMA 2016-H20 REMIC PASSTHRU CTF CL FG 08-20-2066	8/20/2066	4.81%	**	95,167
GNMA 2016-H22 REMIC PASSTHRU CTF CL FA 10-20-2066	10/20/2066	4.88%	**	788,272
GNMA 2016-H23 REMIC PASSTHRU CTF CL F FLTG RT 10-20-2066	10/20/2066	4.86%	**	461,822
GNMA 2016-H26 REMIC PASSTHRU SECS CL MX-FC 12-20-2066	12/20/2066	5.11%	**	21,292
GNMA 2017-121 MTG PASS THRU CTF 3% 07-20-2046	7/20/2046	3.00%	**	2,167
GNMA 2017-153 CL WA DUE 06-20-2036	6/20/2036	4.49%	**	151,389
GNMA 2017-H03 CL FB FLTG 06-20-2066	6/20/2066	4.76%	**	141,648
GNMA 2017-H03 REMIC PASSTHRU CTF 4.74919% 01-20-2067	1/20/2067	4.91%	**	226,379
GNMA 2017-H06 REMIC PASS THRU 4.69919% 11-20-2066	11/20/2066	4.86%	**	618,122
GNMA 2017-H10 REMIC PASSTHRU SECS CL FB FLTG RT 04-20-2067 REG	4/20/2067	5.59%	**	285,992
GNMA 2017-H14 CL FD FLTG 06-20-2067	6/20/2067	4.58%	**	168,246
GNMA 2017-H14 REMIC PASSTHRU CTF CL FB 06-20-2067	6/20/2067	5.23%	**	264,225
GNMA 2017-H14 REMIC PASSTHRU CTF CL FE 06-20-2067	6/20/2067	5.23%	**	809,820
GNMA 2017-H14 REMIC PASSTHRU CTF CL FG 06-20-2067	6/20/2067	5.23%	**	457,398
GNMA 2017-H16 REMIC PASSTHRU CTF CL FG FLTG 07-20-2067 REG	7/20/2067	5.38%	**	4,854,735
GNMA 2017-H16 REMIC PASSTHRU CTF CL FH 07-20-2067	7/20/2067	5.33%	**	7,904,547
GNMA 2017-H23 MTG PASS THRU CTF 4.39919%11-20-2067	11/20/2067	4.56%	**	1,220,667
GNMA 2018-H08 REMIC SER 2018-H08 CLS KF VAR RT DUE 05-20-2068	5/20/2068	4.41%	**	550,188
GNMA 2019-H09 REMIC PASSTHRU CTF 4.44919% 04-20-2069	4/20/2069	4.61%	**	676,899

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
GNMA 2019-H11 REMIC PASSTHRU CTF 4.54919% 05-20-2069	5/20/2069	4.71%	**	1,408,647
GNMA 2020-H13 REMIC PASSTHRU CTF 4.34919% 08-20-2070	8/20/2070	4.51%	**	672,455
GNMA 2020-H13 REMIC PASSTHRU CTF 4.39919% 07-20-2070	7/20/2070	4.56%	**	9,669,314
GNMA 2025-001 REMIC PASS THRU 5.003% 01-20-2055	1/20/2055	5.22%	**	3,398,109
GNMA 3% DUE 01-20-2046	1/20/2046	3.00%	**	340,290
GNMA 3% DUE 02-16-2046	2/16/2046	3.00%	**	541,032
GNMA 3% DUE 09-16-2039	9/16/2039	3.00%	**	20,917
GNMA 3.5% DUE 03-20-2046	3/20/2046	3.50%	**	547,124
GNMA 4% DUE 04-16-2041	4/16/2041	4.00%	**	84,063
GNMA 4% DUE 07-16-2039	7/16/2039	4.00%	**	4,937
GNMA 4.36919% 06-20-2070	6/20/2070	4.53%	**	2,319,958
GNMA 4.44919% 05-20-2069	5/20/2069	4.61%	**	1,253,531
GNMA 4.44919% 07-20-2070	7/20/2070	4.61%	**	379,324
GNMA 5% DUE 03-16-2034	3/16/2034	5.00%	**	66,096
GNMA 5.5% DUE 08-20-2033	8/20/2033	5.50%	**	41,253
GNMA 5.5% DUE 11-20-2037	11/20/2037	5.50%	**	20,754
GNMA 6.5% DUE 08-16-2042	8/16/2042	6.50%	**	157,616
GNMA CL 2007-035 CL TE 6 DUE 06-20-2037	6/20/2037	6.00%	**	14,650
GNMA FIXED 3.5% DUE 02-20-2045	2/20/2045	3.50%	**	21,677
GNMA FLTG RT 4.27919% DUE 10-20-2060	10/20/2060	4.44%	**	587,939
GNMA FLTG RT 4.44919% DUE 04-20-2061	4/20/2061	4.61%	**	416,360
GNMA FLTG RT SER 18-H19 CL FA 12-20-2063 REG	12/20/2063	4.46%	**	1,227,752
GNMA GNMA # MA7471 2% 07-20-2051	7/20/2051	2.00%	**	2,789,158
GNMA MTG PASS THRU CTF CL FM 02-20-2066	2/20/2066	4.88%	**	800
GNMA POOL #3529 5% 03-20-2034 BEO	3/20/2034	5.00%	**	665
GNMA POOL #4028 6% 09-20-2037 BEO	9/20/2037	6.00%	**	12,603
GNMA POOL #4041 7% 10-20-2037 BEO	10/20/2037	7.00%	**	65,230
GNMA POOL #4222 6% 08-20-2038 BEO	8/20/2038	6.00%	**	11,202
GNMA POOL #4245 6% 09-20-2038 BEO	9/20/2038	6.00%	**	144,791
GNMA POOL #4247 7% 09-20-2038 BEO	9/20/2038	7.00%	**	48,292
GNMA POOL #4423 4.5% 04-20-2039 BEO	4/20/2039	4.50%	**	1,187
GNMA POOL #4447 5% 05-20-2039 BEO	5/20/2039	5.00%	**	25,103
GNMA POOL #4520 5% 08-20-2039 BEO	8/20/2039	5.00%	**	109,997
GNMA POOL #4543 6% 09-20-2039 BEO	9/20/2039	6.00%	**	10,102
GNMA POOL #4746 4.5% 07-20-2040 BEO	7/20/2040	4.50%	**	44,634
GNMA POOL #4800 4% 09-20-2040 BEO	9/20/2040	4.00%	**	101,065
GNMA POOL #4833 4% 10-20-2040 BEO	10/20/2040	4.00%	**	345,916
GNMA POOL #4834 4.5% 10-20-2040 BEO	10/20/2040	4.50%	**	14,735
GNMA POOL #4855 5% 11-20-2040 BEO	11/20/2040	5.00%	**	322,882
GNMA POOL #4883 4.5% 12-20-2040 BEO	12/20/2040	4.50%	**	76,790
GNMA POOL #4923 4.5% 01-20-2041 BEO	1/20/2041	4.50%	**	75,076
GNMA POOL #4945 4% 02-20-2041 BEO	2/20/2041	4.00%	**	57,066
GNMA POOL #497630 SER 2029 6% DUE 02-15-2029 REG	2/15/2029	6.00%	**	58
GNMA POOL #4978 4.5% 03-20-2041 BEO	3/20/2041	4.50%	**	1,497,820
GNMA POOL #4979 5% 03-20-2041 BEO	3/20/2041	5.00%	**	142,797
GNMA POOL #498387 SER 2029 6% DUE 02-15-2029 REG	2/15/2029	6.00%	**	210
GNMA POOL #5016 4% 04-20-2041 BEO	4/20/2041	4.00%	**	50,623
GNMA POOL #5017 4.5% 04-20-2041 BEO	4/20/2041	4.50%	**	122,077

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
GNMA POOL #5018 5% 04-20-2041 BEO	4/20/2041	5.00%	**	98,161
GNMA POOL #5115 4.5% 07-20-2041 BEO	7/20/2041	4.50%	**	21,455
GNMA POOL #5140 4.5% 08-20-2041 BEO	8/20/2041	4.50%	**	207,188
GNMA POOL #521330 SER 2035 5% DUE 05-15-2035 BEO	5/15/2035	5.00%	**	43,403
GNMA POOL #5259 4% 12-20-2041 BEO	12/20/2041	4.00%	**	29,226
GNMA POOL #5280 4% 01-20-2042 BEO	1/20/2042	4.00%	**	43,948
GNMA POOL #5305 4% 02-20-2042 BEO	2/20/2042	4.00%	**	259,773
GNMA POOL #543812 SER 2031 6% DUE 02-15-2031 REG	2/15/2031	6.00%	**	4,650
GNMA POOL #586373 5% DUE 02-15-2035 REG	2/15/2035	5.00%	**	2,084
GNMA POOL #594106 SER 2033 4.5% DUE 09-15-2033 BEO	9/15/2033	4.50%	**	10,350
GNMA POOL #595611 SER 2035 5% DUE 01-15-2035 BEO	1/15/2035	5.00%	**	1,019
GNMA POOL #604497 5% 07-15-2033 BEO	7/15/2033	5.00%	**	1,819
GNMA POOL #607451 SER 2034 5% DUE 01-15-2034 REG	1/15/2034	5.00%	**	9,509
GNMA POOL #607465 5% DUE 02-15-2034 REG	2/15/2034	5.00%	**	10,228
GNMA POOL #610410 SER 2033 5% DUE 08-15-2033 BEO	8/15/2033	5.00%	**	1,768
GNMA POOL #615656 5% 10-15-2033 BEO	10/15/2033	5.00%	**	1,603
GNMA POOL #623871 5.0% 06-15-2034	6/15/2034	5.00%	**	1,468
GNMA POOL #633701 5.0% 09-15-2033	9/15/2033	5.00%	**	2,357
GNMA POOL #636484 5.0% 03-15-2035	3/15/2035	5.00%	**	2,627
GNMA POOL #637746 5.0% 12-15-2034	12/15/2034	5.00%	**	3,489
GNMA POOL #638222 5% 12-15-2034 BEO	12/15/2034	5.00%	**	1,237
GNMA POOL #643362 5% 10-15-2035 BEO	10/15/2035	5.00%	**	852
GNMA POOL #668014 3% 11-15-2044 BEO	11/15/2044	3.00%	**	998,948
GNMA POOL #670030 3% 07-15-2045 BEO	7/15/2045	3.00%	**	238,363
GNMA POOL #672676 SER 2038 5.5% DUE 04-15-2038 BEO	4/15/2038	5.50%	**	19,274
GNMA POOL #676754 SER 2038 5.5% DUE 03-15-2038 REG	3/15/2038	5.50%	**	47,838
GNMA POOL #687179 SER 2038 5.5% DUE 04-15-2038 REG	4/15/2038	5.50%	**	24,571
GNMA POOL #687835 6% 08-15-2038 BEO	8/15/2038	6.00%	**	15,563
GNMA POOL #688043 6% 11-15-2038 BEO	11/15/2038	6.00%	**	24,179
GNMA POOL #690922 5.5% 06-15-2038 BEO	6/15/2038	5.50%	**	37,242
GNMA POOL #697586 5.5% 11-15-2038 BEO	11/15/2038	5.50%	**	1,197
GNMA POOL #711379 SER 2038 5.5% DUE 07-15-2038 REG	7/15/2038	5.50%	**	1,160
GNMA POOL #723344 4% 09-15-2039 BEO	9/15/2039	4.00%	**	112,325
GNMA POOL #723430 4.5% 11-15-2039 BEO	11/15/2039	4.50%	**	29,522
GNMA POOL #723616 5% 01-15-2040 BEO	1/15/2040	5.00%	**	303,559
GNMA POOL #726480 5% 11-15-2039 BEO	11/15/2039	5.00%	**	423,762
GNMA POOL #733600 SER 2040 5% DUE 04-15-2040 REG	4/15/2040	5.00%	**	4,106
GNMA POOL #733627 5% 05-15-2040 BEO	5/15/2040	5.00%	**	8,382
GNMA POOL #736520 SER 2040 4.5% DUE 04-15-2040 REG	4/15/2040	4.50%	**	127,068
GNMA POOL #737111 FIXED 4.5% 04-15-2040 BEO	4/15/2040	4.50%	**	89,442
GNMA POOL #738108 4.5% 03-15-2041 BEO	3/15/2041	4.50%	**	139,906
GNMA POOL #745243 4% 07-15-2040 BEO	7/15/2040	4.00%	**	103,842
GNMA POOL #771561 4.0% 08-15-2041	8/15/2041	4.00%	**	57,104
GNMA POOL #781804 6% 09-15-2034 BEO	9/15/2034	6.00%	**	55,931
GNMA POOL #781847 6% 12-15-2034 BEO	12/15/2034	6.00%	**	43,149
GNMA POOL #781885 SER 2035 5% DUE 03-15-2035 REG	3/15/2035	5.00%	**	3,057
GNMA POOL #781902 6% 02-15-2035 BEO	2/15/2035	6.00%	**	62,642
GNMA POOL #781958 5% 07-15-2035 BEO	7/15/2035	5.00%	**	2,897

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
GNMA POOL #782382 5.5% 08-15-2038 BEO	8/15/2038	5.50%	**	3,968
GNMA POOL #782436 6% 10-15-2038 BEO	10/15/2038	6.00%	**	27,022
GNMA POOL #782716 SER 2039 5% DUE 07-15-2039 REG	7/15/2039	5.00%	**	31,767
GNMA POOL #784119 3% 02-20-2046 BEO	2/20/2046	3.00%	**	163,927
GNMA POOL #799706 SER 2042 3.5% DUE 09-15-2042 BEO	9/15/2042	3.50%	**	21,349
GNMA POOL #AA5821 3 DUE 11-15-2042 REG	11/15/2042	3.00%	**	267,908
GNMA POOL #AB3031 SER 2042 3% DUE 10-15-2042 REG	10/15/2042	3.00%	**	72,153
GNMA POOL #AC3752 3 DUE 12-15-2042 REG	12/15/2042	3.00%	**	99,349
GNMA POOL #AD1034 3% DUE 07-15-2043 REG	7/15/2043	3.00%	**	174,987
GNMA POOL #AD2413 3.5% DUE 05-15-2043 REG	5/15/2043	3.50%	**	58,784
GNMA POOL #AD2414 3.5 DUE 05-15-2043 REG	5/15/2043	3.50%	**	45,352
GNMA POOL #AD4102 SER 2043 3 DUE 07-15-2043 REG	7/15/2043	3.00%	**	376,743
GNMA POOL #AD6086 3.5% 02-15-2050 BEO	2/15/2050	3.50%	**	313,571
GNMA POOL #AE7691 3 DUE 08-15-2043 REG	8/15/2043	3.00%	**	596,153
GNMA POOL #AF5807 SER 2044 3.5% DUE 01-15-2044 BEO	1/15/2044	3.50%	**	20,682
GNMA POOL #AI6888 3% 05-15-2045 BEO	5/15/2045	3.00%	**	394,665
GNMA POOL #AK6718 3% 01-15-2045 BEO	1/15/2045	3.00%	**	38,182
GNMA POOL #AK7285 3% 03-15-2045 BEO	3/15/2045	3.00%	**	82,877
GNMA POOL #AK7286 3% 03-15-2045 BEO	3/15/2045	3.00%	**	148,622
GNMA POOL #AK7329 3% 04-15-2045 BEO	4/15/2045	3.00%	**	687,820
GNMA POOL #AK8997 SER 2045 3% DUE 07-15-2045 BEO	7/15/2045	3.00%	**	136,831
GNMA POOL #AL1539 3% 05-15-2045 BEO	5/15/2045	3.00%	**	58,609
GNMA POOL #AL4608 SER 2045 3% DUE 03-15-2045 BEO	3/15/2045	3.00%	**	594,795
GNMA POOL #AL8635 SER 2045 3% DUE 03-15-2045 BEO	3/15/2045	3.00%	**	314,596
GNMA POOL #AM4099 3% 04-15-2045 BEO	4/15/2045	3.00%	**	347,409
GNMA POOL #AM8643 3% 05-15-2045 BEO	5/15/2045	3.00%	**	413,407
GNMA POOL #AM8646 3% 05-15-2045 BEO	5/15/2045	3.00%	**	229,782
GNMA POOL #AN5715 3% 06-15-2045 BEO	6/15/2045	3.00%	**	58,176
GNMA POOL #AN5721 3% 06-15-2045 BEO	6/15/2045	3.00%	**	37,139
GNMA POOL #AN5726 SER 2045 3% DUE 06-15-2045 BEO	6/15/2045	3.00%	**	384,046
GNMA POOL #AN5733 3% 06-15-2045 BEO	6/15/2045	3.00%	**	47,440
GNMA POOL #AN5734 SER 2045 3% DUE 06-15-2045 BEO	6/15/2045	3.00%	**	299,557
GNMA POOL #AS6414 6.092% 03-20-2066 BEO	3/20/2066	5.95%	**	199,627
GNMA POOL #BD4016 3% 10-15-2049 BEO	10/15/2049	3.00%	**	315,929
GNMA POOL #BL1045X SER 2049 3.5% 10-15-2049	10/15/2049	3.50%	**	230,396
GNMA POOL #BM9692 4.5% 07-20-2049 BEO	7/20/2049	4.50%	**	303,417
GNMA POOL #BP6203X 3.5% 11-15-2049	11/15/2049	3.50%	**	240,327
GNMA POOL #BP6229 3% 11-15-2049 BEO	11/15/2049	3.00%	**	452,085
GNMA POOL #BQ0651 3.5% 11-15-2049 BEO	11/15/2049	3.50%	**	126,441
GNMA POOL #BQ7371 3.5% 11-15-2049 BEO	11/15/2049	3.50%	**	70,630
GNMA POOL #BR6606 3% 02-15-2050 BEO	2/15/2050	3.00%	**	21,958
GNMA POOL #BS5027 3.5% 02-15-2050 BEO	2/15/2050	3.50%	**	19,348
GNMA POOL #BS5195 3.5% 01-15-2050 BEO	1/15/2050	3.50%	**	38,010
GNMA POOL #MA0318 3.5% 08-20-2042 BEO	8/20/2042	3.50%	**	561,761
GNMA POOL #MA1376 4% 10-20-2043 BEO	10/20/2043	4.00%	**	122,649
GNMA POOL #MA1377 4.5% 10-20-2043 BEO	10/20/2043	4.50%	**	219,622
GNMA POOL #MA1448 3.5% 11-20-2043 BEO	11/20/2043	3.50%	**	4,009
GNMA POOL #MA1839 4% 04-20-2044 BEO	4/20/2044	4.00%	**	142,702

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
GNMA POOL #MA1997 4.5% 06-20-2044 BEO	6/20/2044	4.50%	**	176,079
GNMA POOL #MA2072 3% 07-20-2044 BEO	7/20/2044	3.00%	**	92,478
GNMA POOL #MA2149 4% 08-20-2044 BEO	8/20/2044	4.00%	**	88,394
GNMA POOL #MA2303 3.5% 10-20-2044 BEO	10/20/2044	3.50%	**	243,557
GNMA POOL #MA2446 4% 12-20-2044 BEO	12/20/2044	4.00%	**	161,817
GNMA POOL #MA2489 3% 01-20-2030 BEO	1/20/2030	3.00%	**	815,227
GNMA POOL #MA2753 3% 04-20-2045 BEO	4/20/2045	3.00%	**	112,165
GNMA POOL #MA2825 3% 05-20-2045 BEO	5/20/2045	3.00%	**	102,027
GNMA POOL #MA2960 3% 07-20-2045 BEO	7/20/2045	3.00%	**	208,611
GNMA POOL #MA3037 5% 08-20-2045 BEO	8/20/2045	5.00%	**	96,770
GNMA POOL #MA3243 3% 11-20-2045 BEO	11/20/2045	3.00%	**	72,199
GNMA POOL #MA3244 3.5% 11-20-2045 BEO	11/20/2045	3.50%	**	194,585
GNMA POOL #MA3245 4% 11-20-2045 BEO	11/20/2045	4.00%	**	228,247
GNMA POOL #MA3311 4% 12-20-2045 BEO	12/20/2045	4.00%	**	280,812
GNMA POOL #MA3663 3.5% 05-20-2046 BEO	5/20/2046	3.50%	**	123,069
GNMA POOL #MA3737 4% 06-20-2046 BEO	6/20/2046	4.00%	**	374,374
GNMA POOL #MA3802 3% 07-20-2046 BEO	7/20/2046	3.00%	**	108,783
GNMA POOL #MA3803 3.5% 07-20-2046 BEO	7/20/2046	3.50%	**	1,413,076
GNMA POOL #MA3873 3% 08-20-2046 BEO	8/20/2046	3.00%	**	326,288
GNMA POOL #MA3937 3.5% 09-20-2046 BEO	9/20/2046	3.50%	**	105,674
GNMA POOL #MA3939 4.5% 09-20-2046 BEO	9/20/2046	4.50%	**	134,452
GNMA POOL #MA4070 4% 11-20-2046 BEO	11/20/2046	4.00%	**	119,593
GNMA POOL #MA4071 4.5% 11-20-2046 BEO	11/20/2046	4.50%	**	308,149
GNMA POOL #MA4125 2.5% 12-20-2046 BEO	12/20/2046	2.50%	**	267,734
GNMA POOL #MA4127 3.5% 12-20-2046 BEO	12/20/2046	3.50%	**	428,164
GNMA POOL #MA4261 3% 02-20-2047 BEO	2/20/2047	3.00%	**	757,088
GNMA POOL #MA4263 4% 02-20-2047 BEO	2/20/2047	4.00%	**	157,387
GNMA POOL #MA4321 3.5% 03-20-2047 BEO	3/20/2047	3.50%	**	321,265
GNMA POOL #MA4450 3% 05-20-2047 BEO	5/20/2047	3.00%	**	526,280
GNMA POOL #MA4585 3% 07-20-2047 BEO	7/20/2047	3.00%	**	178,793
GNMA POOL #MA4781 5% 10-20-2047 BEO	10/20/2047	5.00%	**	348,664
GNMA POOL #MA4838 4% 11-20-2047 BEO	11/20/2047	4.00%	**	1,023,211
GNMA POOL #MA4899 3% 12-20-2047 BEO	12/20/2047	3.00%	**	767,671
GNMA POOL #MA4961 3% 01-20-2048 BEO	1/20/2048	3.00%	**	491,229
GNMA POOL #MA4962 3.5% 01-20-2048 BEO	1/20/2048	3.50%	**	224,165
GNMA POOL #MA4964 4.5% 01-20-2048 BEO	1/20/2048	4.50%	**	140,326
GNMA POOL #MA5019 3.5% 02-20-2048 BEO	2/20/2048	3.50%	**	1,087,485
GNMA POOL #MA5021 4.5% 02-20-2048 BEO	2/20/2048	4.50%	**	801,920
GNMA POOL #MA5137 4% 04-20-2048 BEO	4/20/2048	4.00%	**	385,097
GNMA POOL #MA5138 4.5% 04-20-2048 BEO	4/20/2048	4.50%	**	501,087
GNMA POOL #MA5265 4.5% 06-20-2048 BEO	6/20/2048	4.50%	**	763,317
GNMA POOL #MA5399 4.5% 08-20-2048 BEO	8/20/2048	4.50%	**	162,571
GNMA POOL #MA5594 3.5% 11-20-2048 BEO	11/20/2048	3.50%	**	1,352,298
GNMA POOL #MA5651 4% 12-20-2048 BEO	12/20/2048	4.00%	**	109,917
GNMA POOL #MA5764 4.5% 02-20-2049 BEO	2/20/2049	4.50%	**	577,017
GNMA POOL #MA5817 4% 03-20-2049 BEO	3/20/2049	4.00%	**	266,422
GNMA POOL #MA5877 4.5% DUE 04-20-2049 REG	4/20/2049	4.50%	**	229,495
GNMA POOL #MA6038 3% 07-20-2049 BEO	7/20/2049	3.00%	**	142,752

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
GNMA POOL #MA6157 5% 09-20-2049 BEO	9/20/2049	5.00%	**	271,106
GNMA POOL #MA6413 5% 01-20-2050 BEO	1/20/2050	5.00%	**	241,869
GNMA POOL #MA6477 4.5% 02-20-2050 BEO	2/20/2050	4.50%	**	228,904
GNMA POOL #MA6999 4.5% 11-20-2050 BEO	11/20/2050	4.50%	**	1,804,011
GNMA POOL #MA8098 3% 06-20-2052 BEO	6/20/2052	3.00%	**	656,521
GNMA POOL #MA8345 3.5% 10-20-2052 BEO	10/20/2052	3.50%	**	755,863
GNMA POOL #MA8877 4.5% 05-20-2053 BEO	5/20/2053	4.50%	**	3,771,297
GNMA POOL #MA9780 6% 07-20-2054 BEO	7/20/2054	6.00%	**	2,053,420
GNMA POOL #MA9782 7.0% 07-20-2054	7/20/2054	7.00%	**	2,574,150
GNMA POOL #MA9851 5.5% 08-20-2054	8/20/2054	5.50%	**	9,513,760
GNMA POOL #MA9852 6.0% 08-20-2054	8/20/2054	6.00%	**	787,080
GNMA POOL #MA9853 6.5% 08-20-2054	8/20/2054	6.50%	**	1,041,822
GNMA POOL #MA9906 5.5% 09-20-2054 BEO	9/20/2054	5.50%	**	509,612
GNMA POOL #MA9961 3.5% 10-20-2054	10/20/2054	3.50%	**	5,384,476
GNMA POOL #MA9965 5.5% 10-20-2054	10/20/2054	5.50%	**	4,140,090
GNMA POOL AE7613 SER 2043 3 DUE 07-15-2043 REG	7/15/2043	3.00%	**	46,361
GNMA POOL G2 MA6409 3.0% 01-20-2050	1/20/2050	3.00%	**	937,531
GNMA POOL#MA5712 5.0% 01-20-2049 REG	1/20/2049	5.00%	**	608,746
GNMA REMIC 2015-H30 CL FD FLT RT 10-20-2065	10/20/2065	4.71%	**	412,748
GNMA REMIC PASS THRU SECS SER 2012-102 CL DA 1.25% DUE 08-20-2027	8/20/2027	1.25%	**	516,291
GNMA REMIC PASSTHRU SER 2016-H11 CLS F 05-20-2066	5/20/2066	4.91%	**	1,206,209
GNMA REMIC SER 10-61 CL KG 4% FIXED DUE 03-16-2040	3/16/2040	4.00%	**	202,751
GNMA REMIC SER 11-128 CL BL 2% DUE 09-16-2026	9/16/2026	2.00%	**	3,263
GNMA REMIC SER 13-H24 CL FB FLTG DUE 09-20-2063	9/20/2063	4.84%	**	13,085
GNMA REMIC SER 15-H04 CL FA FLTG DUE 12-20-2064 REG	12/20/2064	4.76%	**	1,844,188
GNMA REMIC SER 2010-H02 CL FA 02-20-2060	2/20/2060	4.71%	**	303,606
GNMA REMIC SR 17-H05 CL FA FLTG 01-20-2067	1/20/2067	4.86%	**	872,233
GNMA REMIC SR 2017-H12 CL FL VAR RT 05-20-2067	5/20/2067	4.59%	**	4,887,845
GNMA REMIC TRUST SER 17-H07 CL FC FLTG RT DUE 03-20-2067 REG	3/20/2067	4.63%	**	947,922
GNMA REMIC TRUST SER 19-H03 CL FL FLTG RT DUE 02-20-2069 REG	2/20/2069	4.64%	**	2,068,385
GNMA REMIC TRUST SER 20-H10 CL FG FLTG RT DUE 06-20-2070 REG	6/20/2070	5.06%	**	1,460,837
GNMA SER 2017-H01 CL FC FLTG 12-20-2066	12/20/2066	5.06%	**	253,938
GNMA SER 09-98 CLS DA 3.25% 07-16-2039	7/16/2039	3.25%	**	462,754
GNMA SER 12-H12 CL HD 2.0% 05-20-2062	5/20/2062	2.00%	**	48,782
GNMA SER 13-H18 CL EA FLTG DUE 07-20-2063 REG	7/20/2063	4.61%	**	40,498
GNMA SER 13-H19 CL FB FLT 08-20-2063	8/20/2063	4.71%	**	674,644
GNMA SER 16-H24 CL FG FLT 10-20-2066	10/20/2066	4.86%	**	386,204
GNMA SER 18-36 CL AM 3.0% 07-20-2045	7/20/2045	3.00%	**	1,693,648
GNMA SER 19-111 CL NA 3.5% 05-20-2048	5/20/2048	3.50%	**	2,702,358
GNMA SER 19-H09 CL FG FLTG RT 05-20-2069	5/20/2069	5.03%	**	2,336,917
GNMA SER 19-H14 CL EF FLTG RT 05-20-2069	5/20/2069	4.55%	**	316,118
GNMA SER 2009-061 CL NP 4.0% DUE 08-20-2039	8/20/2039	4.00%	**	158,508
GNMA SER 2010-H010 CL FC FLTG RT DUE 05-20-2060	5/20/2060	5.03%	**	156,626
GNMA SER 2015-H11 CL FC FLTG RT 5-20-2065	5/20/2065	4.66%	**	248,072
GNMA SER 2015-H20 CL FB FLT RT 08-20-2065	8/20/2065	4.71%	**	74,728
GNMA SER 2017-H07 CL FG FLTG RT DUE 02-20-2067 REG	2/20/2067	4.57%	**	643,258
GNMA SER 2017-H19 CL FA FLTG RT DUE 08-20-2067	8/20/2067	4.56%	**	268,146
GNMA SER 2018-H06 CL PF FLTG 02-20-2068	2/20/2068	4.41%	**	424,528

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
GNMA SER 2018-H07 CL FD FLTG 05-20-2068 REG	5/20/2068	4.41%	**	767,325
GNMA SER 24-23 CL BA 5.5% 10-20-2051	10/20/2051	5.50%	**	520,509
GNMA SER 24-23 CL PB 5.5% 02-20-2050	2/20/2050	5.50%	**	685,847
GNMA SR 16-H07 CL FQ FLTG RT 03-20-2066	3/20/2066	4.81%	**	636,583
GNMA SR 19-H15 CL AF FLTG RT 08-20-2069	8/20/2069	4.96%	**	307,756
GNMA SR 2006-38 CL FZ FLTG DUE 09-16-2035	9/16/2035	3.95%	**	453,796
GNMA SR 2010-115 CL DA 2.5% DUE 09-20-2040	9/20/2040	2.50%	**	27,503
GNMA SR 2011-156 CL PD 2.0% 04-20-2040	4/20/2040	2.00%	**	98,295
GNMA SR 20-127 CL LP 1.5% 06-20-2050	6/20/2050	1.50%	**	1,250,631
GNMA SR 2018-166 CL H-C 3.5% 09-20-2048	9/20/2048	3.50%	**	288,926
GNMA SR 2019-031CL HA 3.0% 07-20-2047	7/20/2047	3.00%	**	59,513
GNMA SR 2024-76 CL KA 6.0% 12-20-2049	12/20/2049	6.00%	**	1,160,929
GNMA SR 20-H09 CL BF FLTG 05-20-2070	5/20/2070	4.96%	**	4,683,032
GNMA SR 20-H09 CL FL FLTG RT 05-20-2070	5/20/2070	5.26%	**	1,114,323
GNMA SR 22-120 CL EA 4% 05-20-2046	5/20/2046	4.00%	**	1,614,555
GNMA SR 24-13 CL DA 5.5% 10-20-2050	10/20/2050	5.50%	**	1,565,152
GNMA SR 24-H08 CL FC FLTG 05-20-2074	5/20/2074	4.57%	**	284,620
GNMA SR 25-2 CL EA 4.5% 09-20-2040	9/20/2040	4.50%	**	3,039,444
GNMAII POOL #004224 SER 2038 7 DUE 08-20-2038 REG	8/20/2038	7.00%	**	40,676
GNMAII POOL #2958 SER 2030 8% DUE 08-20-2030 REG	8/20/2030	8.00%	**	1,863
GNMAII POOL #4040 SER 2037 6.5% DUE 10-20-2037 REG	10/20/2037	6.50%	**	4,259
GNMAII POOL #4060 SER 2037 6% DUE 12-20-2037 REG	12/20/2037	6.00%	**	13,656
GNMAII POOL #4195 SER 2038 6% DUE 07-20-2038 REG	7/20/2038	6.00%	**	1,989
GNMAII POOL #4268 SER 2038 6% DUE 10-20-2038 REG	10/20/2038	6.00%	**	1,448
GNMAII POOL #4696 SER 2040 4.5% DUE 05-20-2040 REG	5/20/2040	4.50%	**	69,939
GNMAII POOL #4697 SER 2040 5% DUE 05-20-2040 REG	5/20/2040	5.00%	**	43,258
GNMAII POOL #4747 SER 2040 5% DUE 07-20-2040 BEO	7/20/2040	5.00%	**	249,632
GNMAII POOL #4922 SER 2041 4% DUE 01-20-2041 BEO	1/20/2041	4.00%	**	75,764
GNMAII POOL #5082 SER 2041 4.5% DUE 06-20-2041 BEO	6/20/2041	4.50%	**	87,289
GNMAII POOL #5326 SER 2027 3% DUE 03-20-2027 BEO	3/20/2027	3.00%	**	7,614
GNMAII POOL #783637 SER 2042 3% DUE 06-20-2042 REG	6/20/2042	3.00%	**	28,286
GNMAII POOL #787154 6.5% 11-20-2053	11/20/2053	6.50%	**	256,047
GNMAII POOL #80012 SER 2026 ADJ RT 11-20-2026	11/20/2026	4.75%	**	626
GNMAII POOL #80106 5.375% DUE 08-20-2027REG	8/20/2027	5.38%	**	1,387
GNMAII POOL #80397 SER 2030 ADJ RT 04-20-2030	4/20/2030	5.62%	**	335
GNMAII POOL #8788 SER 2026 5.625% DUE 01-20-2026 REG	1/20/2026	5.62%	**	3
GNMAII POOL #BX4951 3.5% 09-20-2050	9/20/2050	3.50%	**	1,199,822
GNMAII POOL #CO4938 5.0% 08-20-2052	8/20/2052	5.00%	**	1,380,173
GNMAII POOL #CO4960 5.0% 08-20-2052	8/20/2052	5.00%	**	1,368,188
GNMAII POOL #G2 MA4654 SER 2047 4.5% DUE08-20-2047 REG GNMAII	8/20/2047	4.50%	**	183,626
GNMAII POOL #MA0023 SER 2042 4% DUE 04-20-2042 REG	4/20/2042	4.00%	**	86,152
GNMAII POOL #MA0073 SER 2027 3% DUE 05-20-2027 REG	5/20/2027	3.00%	**	19,158
GNMAII POOL #MA0272 SER 2027 2.0% DUE 07-20-2027	7/20/2027	2.00%	**	26,803
GNMAII POOL #MA0299 SER 2027 2.5% DUE 08-20-2027 REG	8/20/2027	2.50%	**	45,938
GNMAII POOL #MA0317 3 DUE 08-20-2012 REG	8/20/2042	3.00%	**	307,717
GNMAII POOL #MA0391 SER 2042 3% DUE 09-20-2042 REG	9/20/2042	3.00%	**	406,849
GNMAII POOL #MA0392 SER 2042 3.5 DUE 09-20-2042 REG	9/20/2042	3.50%	**	426,749
GNMAII POOL #MA0462 3.5 DUE 10-20-2042 REG	10/20/2042	3.50%	**	596,773

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
GNMAII POOL #MA0463 4 DUE 10-20-2042 REG	10/20/2042	4.00%	**	431,101
GNMAII POOL #MA0624 3 12-20-2042 REG	12/20/2042	3.00%	**	152,121
GNMAII POOL #MA0626 4 DUE 11-20-2042 REG	12/20/2042	4.00%	**	219,916
GNMAII POOL #MA0674 SER 2028 2.5 DUE 01-20-2028 REG	1/20/2028	2.50%	**	1,047,747
GNMAII POOL #MA0698 3 01-20-2043 REG	1/20/2043	3.00%	**	214,607
GNMAII POOL #MA0933 SER 2043 3% DUE 04-20-2043 REG	4/20/2043	3.00%	**	178,865
GNMAII POOL #MA1012 SER 2043 3.5% DUE 05-20-2043 REG	5/20/2043	3.50%	**	475,870
GNMAII POOL #MA1995 SER 2044 3.5% DUE 06-20-2044 BEO	6/20/2044	3.50%	**	934,707
GNMAII POOL #MA2372 SER 2044 4% DUE 11-20-2044 REG	11/20/2044	4.00%	**	362,192
GNMAII POOL #MA2678 SER 2045 3.5% DUE 03-20-2045 REG	3/20/2045	3.50%	**	260,828
GNMAII POOL #MA2754 SER 2045 3.5% DUE 04-20-2045 REG	4/20/2045	3.50%	**	715,431
GNMAII POOL #MA3172 SER 2045 3% DUE 10-20-2045 REG	10/20/2045	3.00%	**	364,475
GNMAII POOL #MA3174 SER 2045 4% DUE 10-20-2045 REG	10/20/2045	4.00%	**	185,415
GNMAII POOL #MA3597 SER 2046 3.5% DUE 04-20-2046 BEO	4/20/2046	3.50%	**	1,852,668
GNMAII POOL #MA3662 SER 2046 3% DUE 05-20-2046 REG	5/20/2046	3.00%	**	629,334
GNMAII POOL #MA3736 SER 2046 3.5% DUE 06-20-2046 REG	6/20/2046	3.50%	**	233,996
GNMAII POOL #MA4004 SER 2046 3.5% DUE 10-20-2046 REG	10/20/2046	3.50%	**	1,316,521
GNMAII POOL #MA4322 SER 2047 4% DUE 03-20-2047 REG	3/20/2047	4.00%	**	503,010
GNMAII POOL #MA4383 SER 2047 4% DUE 04-20-2047 REG	4/20/2047	4.00%	**	203,034
GNMAII POOL #MA4452 4.0% DUE 05-20-2047 REG	5/20/2047	4.00%	**	182,606
GNMAII POOL #MA4511 SER 2047 4% DUE 06-20-2047 REG	6/20/2047	4.00%	**	1,327,807
GNMAII POOL #MA4720 SER 2047 4% DUE 09-20-2047 REG	9/20/2047	4.00%	**	3,476,999
GNMAII POOL #MA4837 SER 2047 3.5% DUE 11-20-2047 REG	11/20/2047	3.50%	**	261,973
GNMAII POOL #MA4900 SER 2047 3.5% DUE 12-20-2047	12/20/2047	3.50%	**	62,958
GNMAII POOL #MA4901 4% 12-20-2047	12/20/2047	4.00%	**	437,072
GNMAII POOL #MA5020 4.0% 02-20-2048	2/20/2048	4.00%	**	294,609
GNMAII POOL #MA5078 4.0% 03-20-2048	3/20/2048	4.00%	**	1,943,068
GNMAII POOL #MA5079 4.5% 03-20-2048	3/20/2048	4.50%	**	45,158
GNMAII POOL #MA5266 SER 2048 5% DUE 06-01-2048 REG	6/20/2048	5.00%	**	64,120
GNMAII POOL #MA5465 3.5% DUE 09-20-2048 REG	9/20/2048	3.50%	**	287,223
GNMAII POOL #MA5529 4.5% 10-20-2048	10/20/2048	4.50%	**	342,069
GNMAII POOL #MA5530 SER 2048 5.0% DUE 10-20-2048 REG	10/20/2048	5.00%	**	552,200
GNMAII POOL #MA5597 5.0% 11-20-2048 REG	11/20/2048	5.00%	**	291,532
GNMAII POOL #MA5653 5.0% DUE 12-20-2048 REG	12/20/2048	5.00%	**	382,464
GNMAII POOL #MA5763 4% DUE 02-20-2049 REG	2/20/2049	4.00%	**	1,976,404
GNMAII POOL #MA5818 SER 2049 4.5% DUE 03-20-2049 REG MBS	3/20/2049	4.50%	**	1,508,281
GNMAII POOL #MA5876 4.0% 04-20-2049	4/20/2049	4.00%	**	1,010,904
GNMAII POOL #MA5988 5.0% 06-20-2049	6/20/2049	5.00%	**	52,471
GNMAII POOL #MA6153 3.0% 09-20-2049	9/20/2049	3.00%	**	467,270
GNMAII POOL #MA6217 2.5% 10-20-2049	10/20/2049	2.50%	**	458,762
GNMAII POOL #MA6411 4.0% 01-20-2050	1/20/2050	4.00%	**	88,829
GNMAII POOL #MA6476 4.0% 02-20-2050	2/20/2050	4.00%	**	128,944
GNMAII POOL #MA6659 4.5% 05-20-2050	5/20/2050	4.50%	**	1,961,694
GNMAII POOL #MA6768 4.0% DUE 07-20-2050	7/20/2050	4.00%	**	194,656
GNMAII POOL #MA6865 SER 2050 2.5% DUE 09-20-2050 REG	9/20/2050	2.50%	**	422,922
GNMAII POOL #MA6930 2.0% 10-20-2050	10/20/2050	2.00%	**	4,058,901
GNMAII POOL #MA6931 2.5% 10-20-2050	10/20/2050	2.50%	**	1,933,865
GNMAII POOL #MA6995 2.5% 11-20-2050	11/20/2050	2.50%	**	1,473,103

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
GNMAII POOL #MA7135 SER 2051 2% DUE 01-20-2051 BEO 2.0% 20/01/2051	1/20/2051	2.00%	**	1,422,707
GNMAII POOL #MA7136 SER 2051 2.5% DUE 01-20-2051 REG	1/20/2051	2.50%	**	262,331
GNMAII POOL #MA7193 SER 2051 2.5% DUE 02-20-2051 REG	2/20/2051	2.50%	**	2,579,146
GNMAII POOL #MA7194 SER 2051 3% DUE 02-20-2051 BEO 3.0% 20/02/2051	2/20/2051	3.00%	**	4,035,293
GNMAII POOL #MA7254 2.0% DUE 03-20-2051 REG	6/20/2052	3.50%	**	1,496,961
GNMAII POOL #MA7255 SER 2051 2.5% DUE 03-20-2051 REG	3/20/2051	2.50%	**	404,797
GNMAII POOL #MA7312 2.5% DUE 04-20-2051	4/20/2051	2.50%	**	2,450,164
GNMAII POOL #MA7367 SER 2051 2.5% DUE 05-20-2051 REG	5/20/2051	2.50%	**	6,186,749
GNMAII POOL #MA7589 2.5% 09-20-2051	9/20/2051	2.50%	**	3,593,822
GNMAII POOL #MA7828 3% DUE 01-20-2052 REG	1/20/2052	3.00%	**	509,808
GNMAII POOL #MA7829 SER 2052 3.5% 01-20-2052	1/20/2052	3.50%	**	2,380,650
GNMAII POOL #MA7937 SER 2052 3.0% 03-20-2052	3/20/2052	3.00%	**	375,310
GNMAII POOL #MA7988 SER 2052 3.0% 04-20-2052	4/20/2052	3.00%	**	10,500,066
GNMAII POOL #MA7989 3.5% DUE 04-20-2052 REG	4/20/2052	3.50%	**	2,261,272
GNMAII POOL #MA8043 SER 2052 3.0% DUE 05-20-2052 REG	5/20/2052	3.00%	**	4,207,696
GNMAII POOL #MA8099 SER 2052 3.5% 06-20-2052	6/20/2052	3.50%	**	4,490,060
GNMAII POOL #MA8202 5.0% DUE 08-20-2052 REG	8/20/2052	5.00%	**	1,902,328
GNMAII POOL #MA8267 4.0% DUE 09-20-2052 REG	9/20/2052	4.00%	**	4,270,923
GNMAII POOL #MA8346 4.0% DUE 10-20-2052	10/20/2052	4.00%	**	530,166
GNMAII POOL #MA8347 SER 2052 4.5% DUE 10-20-2052 BEO G2 MA8347	10/20/2052	4.50%	**	2,285,564
GNMAII POOL #MA8429 5.5% 11-20-2052	11/20/2052	5.50%	**	1,530,239
GNMAII POOL #MA8491 SER 2052 5.5% DUE 12-20-2052 REG	12/20/2052	5.50%	**	2,832,346
GNMAII POOL #MA8725 5% DUE 03-20-2053	3/20/2053	5.00%	**	1,381,254
GNMAII POOL #MA9726 SER 2054 6.0% 06-20-2054	6/20/2054	6.00%	**	989,415
GNMAII POOL #MA9728 SER 2054 7.0% 06-20-2054	6/20/2054	7.00%	**	2,102,437
GNMAII POOL #MA9964 5.0% 10-20-2054	10/20/2054	3.50%	**	14,999,314
GNMAII POOL #MB0025 SER 2054 5% DUE 11-20-2054 BEO G2 MB0025 5% 20/11/2054	11/20/2054	5.00%	**	3,875,739
GNMAII POOL MA5878 5.0% 04-20-2049	4/20/2049	5.00%	**	259,844
GNMAII POOL MB0022 3.5% 11-20-2054	11/20/2054	3.50%	**	809,690
GODADDY INC CL A CL A			**	1,973,492
GODO STEEL LTD NPV			**	32,719
GODREJ CONSUMER PR INR1			**	52,040
GOLD BULLION BAR .9999-1 OZ			**	16,991
GOLD CIRCUIT ELECT TWD10			**	1,027,641
GOLD.COM INC			**	497,777
GOLDEN ENTMT INC COM			**	2,317,920
GOLDEN ST TOB SECURITIZATION CORP 3.714%06-01-2041	6/1/2041	3.71%	**	621,958
GOLDEN ST TOB SECURITIZATION CORP CALIF 3.0% 06-01-2046	6/1/2046	3.00%	**	2,260,982
GOLDEN ST TOB SECURITIZATION CORP CALIF 4.214% DUE 06-01-2050 REG	6/1/2050	4.21%	**	2,705,674
GOLDMAN SACHS 3.85% DUE 01-26-2027	1/26/2027	3.85%	**	3,152,497
GOLDMAN SACHS 4.937% DUE 04-23-2028	4/23/2028	4.94%	**	7,930,773
GOLDMAN SACHS 5.851% 04-25-2035	4/25/2035	5.85%	**	585,647
GOLDMAN SACHS 6.75% DUE 10-01-2037	10/1/2037	6.75%	**	682,639
GOLDMAN SACHS BANK USA 5.283% 03-18-2027	3/18/2027	5.28%	**	4,376,130
GOLDMAN SACHS BANK USA FLTG RT 03-18-2027	3/18/2027	4.47%	**	1,114,477
GOLDMAN SACHS BK USA 5.414% 05-21-2027	5/21/2027	5.41%	**	2,291,690
GOLDMAN SACHS FIXED 2.615% 04-22-2032	4/22/2032	2.62%	**	4,563,291
GOLDMAN SACHS GROUP INC 1.431% 03-09-2027	3/9/2027	1.43%	**	6,799,179

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
GOLDMAN SACHS GROUP INC 1.542% 09-10-2027	9/10/2027	1.54%	**	4,844,098
GOLDMAN SACHS GROUP INC 1.948% 10-21-2027	10/21/2027	1.95%	**	12,512,571
GOLDMAN SACHS GROUP INC 1.992% DUE 01-27-2032 REG	1/27/2032	1.99%	**	444,564
GOLDMAN SACHS GROUP INC 2.6% DUE 02-07-2030	2/7/2030	2.60%	**	940,381
GOLDMAN SACHS GROUP INC 2.908% DUE 07-21-2042 BEO	7/21/2042	2.91%	**	367,699
GOLDMAN SACHS GROUP INC 3.102% 02-24-2033	2/24/2033	3.10%	**	1,383,937
GOLDMAN SACHS GROUP INC 3.21% DUE 04-22-2042 BEO	4/22/2042	3.21%	**	504,763
GOLDMAN SACHS GROUP INC 3.691% 06-05-2028	6/5/2028	3.69%	**	3,979,065
GOLDMAN SACHS GROUP INC 4.017% 10-31-2038	10/31/2038	4.02%	**	531,602
GOLDMAN SACHS GROUP INC 4.153% 10-21-2029	10/21/2029	4.15%	**	3,780,269
GOLDMAN SACHS GROUP INC 4.369% 10-21-2031	10/21/2031	4.37%	**	7,506,578
GOLDMAN SACHS GROUP INC 5.016% 10-23-2035	10/23/2035	5.02%	**	15,106,215
GOLDMAN SACHS GROUP INC 5.049% 07-23-2030	7/23/2030	5.05%	**	12,310,408
GOLDMAN SACHS GROUP INC 5.218% 04-23-2031	4/23/2031	5.22%	**	1,832,487
GOLDMAN SACHS GROUP INC 5.33% 07-23-2035	7/23/2035	5.33%	**	617,551
GOLDMAN SACHS GROUP INC 5.536% 01-28-2036	1/28/2036	5.54%	**	416,157
GOLDMAN SACHS GROUP INC 5.561% 11-19-2045	11/19/2045	5.56%	**	542,095
GOLDMAN SACHS GROUP INC 5.727% 04-25-2030	4/25/2030	5.73%	**	3,413,166
GOLDMAN SACHS GROUP INC 5.734% 01-28-2056	1/28/2056	5.73%	**	284,367
GOLDMAN SACHS GROUP INC 6 45 05 01 6.45 DUE 05-01-2036 BEO	5/1/2036	6.45%	**	99,030
GOLDMAN SACHS GROUP INC 6.484% DUE 10-24-2029	10/24/2029	6.48%	**	11,974,024
GOLDMAN SACHS GROUP INC COM			**	10,110,258
GOLDMAN SACHS GROUP INC SR NT FIXED / FLTG 2.65% 10-21-2032	10/21/2032	2.65%	**	2,489,531
GOLDWIND SCI&TECH 'H'CNY1			**	55,821
GOODLEAP 4% DUE 04-20-2049	4/20/2049	4.00%	**	1,350,611
GOODRX HLDGS INC COM CL A COM CL A			**	125,384
GOODYEAR TIRE & RUBBER CO COM			**	1,134,543
GOPRO INC CL A CL A			**	170,203
GOSSAMER BIO INC COM USD0.0001			**	191,375
GOVERNMENT NATIONAL MORTGAGE A G2 MB00297% 20/11/2054 7% 11-20-2054	11/20/2054	7.00%	**	1,269,190
GOVERNMENT NATIONAL MORTGAGE A GNR SR 24-84 BA 5.75% 11-20-2045	11/20/2045	5.75%	**	2,843,422
GOVERNMENT NATIONAL MORTGAGE ASSN SR 23-164 CL DA 5.5% 10-20-2047	10/20/2047	5.50%	**	2,970,919
GOVERNMENT NATIONAL MORTGAGE ASSN SR 25-110 CL GE 5.0% 10-20-2049	10/20/2049	5.00%	**	3,541,029
GOVERNMENT NATIONAL MORTGAGE ASSOC 4.59919% 11-20-2065	11/20/2065	4.76%	**	488,867
GOVERNMENT NATIONAL MORTGAGE ASSOC 5.5% 08-20-2050	8/20/2050	5.50%	**	2,190,641
GOVERNMENT NATIONAL MORTGAGE ASSOC GNMA # MA7420 3.5% 06-20-2051	6/20/2051	3.50%	**	1,251,792
GOVERNMENT NATIONAL MORTGAGE ASSOC GNMA # MA7883 3.5% 02-20-2052	2/20/2052	3.50%	**	3,192,922
GOVERNMENT NATIONAL MORTGAGE ASSOC POOL #646853 5.5% 08-15-2035 BEO	8/15/2035	5.50%	**	537
GOVERNMENT NATIONAL MORTGAGE ASSOC SR 24-19 CL E 5.0% 09-20-2057	9/20/2057	5.00%	**	1,753,336
GOVERNMENT NATIONAL MTG ASSOC 2024-064 REMIC PASSTHRU CTF 4.953 04-20-2054	4/20/2054	5.17%	**	1,121,056
GOVERNMENT NATL MTG SER 2015-H14 CL FA FLTG RT 06-20-2065	6/20/2065	4.68%	**	378,395
GPMT 2021-FL4 LTD FLTG RT 5.74139% DUE 12-15-2036	12/15/2036	5.80%	**	4,999,090
GPO AERO SURESTE SER'B'NPV			**	41,877
GPT GROUP NPV (STAPLED SECURITIES)			**	1,212,245
GRACO INC COM			**	859,373
GRAIL INC COM			**	403,985
GRAINCORP 'A'NPV			**	417,512
GRAINGER PLC ORD GBP0.05			**	920,716

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
GRAINGER W W INC COM			**	6,009,902
GRAND CITY PROPERT EUR0.10			**	557,467
GRAND PHARMACEUTICAL GROUP LIMITED HKD0.01			**	51,436
GRANITE REAL ESTAT UNITS			**	1,808,082
GRANITE RIDGE RES INC COM			**	95,015
GRAPHIC PACKAGING HLDG CO COM STK			**	723,874
GREAT EAGLE HLDGS HKD0.50			**	1,939
GREAT EASTERN SHI INR10 (POST REORG)			**	389,412
GREAT LAKES DREDGE & DOCK CORP NEW COM			**	481,228
GREAT SOUTHN BANCORP INC COM			**	42,846
GREAT WALL MOTOR 'H'CNY1			**	130,719
GREAT WEST LIFECO COM NPV			**	399,992
GREATAMERICA 4.22% DUE 05-15-2028	5/15/2028	4.22%	**	3,411,387
GREAT-WEST LIFECO 4.15% DUE 06-03-2047	6/3/2047	4.15%	**	146,380
GREEN PLAINS INC COM STK			**	376,467
GREENCORE GROUP ORD GBP0.01 (CDI)			**	103,948
GREENPLY INDUSTRIE INR1			**	63,672
GREENPOINT MTG FDG TR 2006-OH1 MTG PASSTHRU CTF CL A-1 FLTG 01-25-2037 REG	1/25/2037	4.21%	**	691,962
GREENS CO LTD COMMON STOCK			**	332,483
GREIF INC.			**	6,083,319
GREMS INC NPV			**	277,294
GREYWOLF CLO IV LTD RE-ISSUE / 0% 04-17-2034	4/17/2034	5.12%	**	1,799,601
GREYWOLF CLO VII LTD SRS 18-7A CL A1 10-20-2031	10/20/2031	5.32%	**	872,353
GRID DYNAMICS HOLDINGS INC COM USD0.0001CL A			**	336,259
GRINDR INC COM			**	269,690
GROUP 1 AUTOMOTIVE INC COM			**	382,288
GROUPE DYNAMITE INC SUB VTG SHS WI			**	494,542
GRUPO FINANCIERO BANORTE S A B DE C V			**	122,562
GS ENGINEERING & C KRW5000			**	84,432
GS MTG BACKED SECS 2.5% DUE 09-25-2052	9/25/2052	2.50%	**	1,842,431
GS MTG BACKED SECS 4.72419% DUE 01-25-2052	1/25/2052	4.55%	**	359,829
GS MTG SECS TR 1.56% DUE 12-12-2053	12/12/2053	1.56%	**	904,296
GS MTG SECS TR 2020-GC45 SR 20-GC45 CL A3 2.63% 02-13-2053	2/13/2053	2.64%	**	2,713,368
GS MTG SECS TR 3.05% DUE 05-10-2049	5/10/2049	3.05%	**	1,744,464
GS MTG SECS TR 3.469% DUE 11-10-2050	11/10/2050	3.47%	**	1,816,307
GS MTG SECS TR 3.506% DUE 10-10-2048	10/10/2048	3.51%	**	123,862
GS MTG-BACKED SECS 3% DUE 08-26-2052	8/26/2052	3.00%	**	1,578,989
GS MTG-BACKED SECS FLTG RT 2.5% DUE 12-25-2051	12/25/2051	2.50%	**	61,153
GS MTG-BACKED SECS TR 2022-HP1 MTG PASSTHRU CTF CL A-2 3% 09-25-2052	9/25/2052	3.00%	**	1,416,087
GSAT TR 2025-BMF 5.18019% 07-15-2040	7/15/2040	5.25%	**	4,597,739
GTT EUR0.01			**	1,889,215
GUANGDONG DONGPENG GUANGDONG DONGPENG HOLDINGS			**	146,015
GUANGDONG VANWARD NEW ELECTRIC CO L 'A'CNY1 (STOCK CONNECT)			**	372,126
GUARDANT HEALTH INC COM			**	5,444,471
GUIDEWIRE SOFTWARE INC COM USD0.0001			**	6,669,713
GUJARAT NARMADA VALLEY FERTILIZERS AND CHEMCIALS LTD			**	23,919
GUOQUAN FOOD (SHAN CNY1 H			**	445,965
H LUNDBECK A/S SER B DKK1			**	992,369

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
H WORLD GROUP LTD SPONSORED ADR			**	278,724
H.U. GROUP HOLDINGS INC			**	53,941
H2O AMERICA			**	19,547
HA SUSTAINABLE INFRASTRUCTURE CAPITAL INC			**	1,096,907
HACHIJUNI NAGANO BK LTD NPV			**	61,729
HACKENSACK MERIDIAN HEALTH INC 2.875% 09-01-2050	9/1/2050	2.88%	**	281,066
HAESUNG DS CO LTD KRW5000			**	1,075,992
HAFNIA LIMITED USD0.01			**	167,220
HAGERTY INC CL A COM CL A COM			**	16,545
HAITIAN INTL HLDGS HKD0.10			**	170,823
HAL TRUST UNITS NPV			**	155,605
HALEON US CAPITAL LLC 3.375% 03-24-2027	3/24/2027	3.38%	**	4,755,752
HALEON US CAPITAL LLC 3.375% 03-24-2029	3/24/2029	3.38%	**	752,267
HALFORDS GROUP ORD GBP0.01			**	401,899
HALK GAYRIMENKUL Y TRY1 (B SHARES)			**	19,583
HALLADOR ENERGY COMPANY COM STK			**	7,216
HALLIBURTON CO COM			**	407,537
HALO MICROELECTRON CNY1 A (SHANGHAI STOCK CONN			**	352,200
HALOZYME THERAPEUTICS INC COM			**	2,836,089
HAMAMATSU PHOTONIC NPV			**	69,939
HAMILTON INSURANCE GROUP LTD.			**	1,253,798
HAMILTON LANE INC CL A CL A			**	4,620,533
HANA FINANCIAL GRP KRW5000			**	9,199,466
HANA MICROELECTRNC THB1 (NVDR)			**	218,954
HANG SENG BANK NPV			**	15,777
HANGZHOU SHUNWANG 'A'CNY1			**	498,754
HANKOOK SHELL OIL KRW5000			**	111,957
HANKOOK TIRE & TECHNOLOGY CO LTD			**	116,353
HANKUK CARBON CO KRW500			**	517,990
HANMI FINL CORP COM NEW COM NEW			**	46,302
HANNSTAR BOARD CRP TWD10			**	85,190
HANOVER INS GROUP 4.5% DUE 04-15-2026	4/15/2026	4.50%	**	878,177
HANOVER INS GROUP INC COM			**	1,368,033
HANSOH PHARMACEUTI HKD0.00001			**	231,772
HANWA CO LTD NPV			**	324,776
HANWHA AEROSPACE CO LTD			**	865,520
HANWHA CORP KRW5000			**	607,405
HANWHA CORPORATION 3RD PRF KRW5000			**	357,430
HANWHA ENGINE KRW1000			**	628,918
HANWHA GENERAL INSURANCE CO LTD KRW5000			**	52,808
HANWHA INVESTMENT & SECURITIES CO., LTD			**	42,431
HARBIN ELECTRIC COMPANY LTD			**	568,328
HAREL INS INVS ILS1			**	470,001
HARLEY DAVIDSON FINL SVCS INC GTD NT 144A 3.05% 02-14-2027	2/14/2027	3.05%	**	3,782,616
HARLEY-DAVIDSON MOTORCYCLE TR 2024-A SER24-A CL A4 5.29% 12-15-2031	12/15/2031	5.29%	**	3,790,088
HARLEY-DAVIDSON MOTORCYCLE TR SER 24-A CL A3 5.37% 03-15-2029	3/15/2029	5.37%	**	3,057,127
HARMONIC INC COM			**	24,666
HARMONY BIOSCIENCES HLDGS INC COM			**	605,718

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
HARMONY GOLD MNG NPV			**	753,314
HARTFORD FINL SVCS 4.3 DUE 04-15-2043	4/15/2043	4.30%	**	137,875
HARVEY NORMAN HLDG NPV			**	123,895
HASBRO INC COM			**	5,704,904
HAVERTY FURNITURE COS INC COM STK			**	200,732
HAZAMA ANDO CORP NPV			**	1,275,184
HCA HEALTHCARE INC COM			**	10,793,803
HCA INC 3.5% DUE 09-01-2030	9/1/2030	3.50%	**	2,406,578
HCA INC 4.125% 06-15-2029	6/15/2029	4.12%	**	4,752,353
HCA INC 4.3% 11-15-2030	11/15/2030	4.30%	**	2,858,972
HCA INC 4.6% 11-15-2032	11/15/2032	4.60%	**	317,586
HCA INC 4.9% 11-15-2035	11/15/2035	4.90%	**	232,224
HCA INC 5.0% 03-01-2028	3/1/2028	5.00%	**	4,781,798
HCA INC 5.2% 06-01-2028	6/1/2028	5.20%	**	5,851,949
HCA INC 5.25% 03-01-2030	3/1/2030	5.25%	**	1,135,405
HCA INC 5.25% DUE 06-15-2026	6/15/2026	5.25%	**	3,762,937
HCA INC 5.25% DUE 06-15-2049	6/15/2049	5.25%	**	27,212
HCA INC 5.5% DUE 06-15-2047	6/15/2047	5.50%	**	237,080
HCA INC 5.75% 03-01-2035	3/1/2035	5.75%	**	625,705
HCA INC 5.875% DUE 02-01-2029	2/1/2029	5.88%	**	2,808,698
HCA INC 5.95% 09-15-2054	9/15/2054	5.95%	**	694,293
HCA INC 6.2% 03-01-2055	3/1/2055	6.20%	**	1,737,964
HCA INC SR SECD NT 3.125% 03-15-2027	3/15/2027	3.12%	**	894,711
HCA INC SR SECD NT 4.625% 03-15-2052	3/15/2052	4.62%	**	1,605,317
HCA INC. 5.7% 11-15-2055	11/15/2055	5.70%	**	229,606
HCI GROUP INC COM NPV			**	791,680
HCL TECHNOLOGIES INR2			**	341,513
HD CONSTRUCTION EQUIPMENT CO LTD			**	115,029
HD HYUNDAI CO LTD KRW1000 267250			**	562,667
HD HYUNDAI ELECTRIC & ENERGY SYSTEM CO LTD KRW5000			**	149,368
HD HYUNDAI HEAVY INDUSTRIES CO LTD KRW5000			**	565,340
HD KOREA SHIPBUILDING & OFFSHORE ENGINEERING CO LTD			**	724,409
HDC HOLDINGS CO KRW5000			**	66,785
HDFC BANK LTD INR1			**	6,647,911
HEALTHCARE SVCS GROUP INC COM			**	9,617
HEALTHEQUITY INC COM			**	5,349,200
HEALTHPEAK OP LLC SR NT 5.375% 02-15-2035	2/15/2035	5.38%	**	153,495
HEALTHPEAK PPTYS FIXED 3% DUE 01-15-2030	1/15/2030	3.00%	**	2,095,720
HEALTHPEAK PROPERTIES INC 3.5% DUE 07-15-2029	7/15/2029	3.50%	**	617,641
HEALTHSTREAM INC COM STK ISIN# US42222N1037			**	69,671
HECLA MNG CO COM			**	487,560
HEG LIMITED INR2(POST SUBD)			**	96,965
HEICO CORP NEW 5.25% 08-01-2028	8/1/2028	5.25%	**	828,886
HEICO CORP NEW CL A CL A			**	2,423,328
HEICO CORP NEW COM			**	245,281
HELEN TROY LTD COM STK			**	123,335
HELIOS TECHNOLOGIES INC			**	2,150,565

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
HELLENIQ ENERGY HOLDINGS S.A.			**	23,672
HELMERICH & PAYNE INC COM			**	3,475,328
HELVETIA BALOISE HOLDING AG			**	120,939
HERA EUR1			**	361,948
HERITAGE INS HLDGS INC COM			**	569,575
HERO FDG 2017-2 FIXED 3.28% DUE 09-20-2048	9/20/2048	3.28%	**	53,699
HERO MOTOCORP LTD INR2			**	146,395
HERSHEY COMPANY 4.75% 02-24-2030	2/24/2030	4.75%	**	567,364
HERTZ VEH FING III 2.33% DUE 06-26-2028	6/26/2028	2.33%	**	1,172,127
HERTZ VEH FING III 3.89% DUE 09-25-2028	9/25/2028	3.89%	**	1,789,991
HESS CORP 4.3% DUE 04-01-2027	4/1/2027	4.30%	**	1,909,320
HEWLETT PACKARD ENTERPRISE CO COM			**	1,354,200
HF SINCLAIR CORPORATION COM USD0.01			**	996,065
HFCL LTD INR1			**	199,848
HIGHWEALTH CONSTRU TWD10			**	19,191
HIGHWOODS PPTYS INC COM			**	5,706
HIKMA PHARMACEUTIC ORD GBP0.10			**	61,544
HILLTOP HLDGS INC COM STK			**	391,973
HILT COML MTG TR 2024-ORL 5.22142% 05-15-2037	5/15/2037	5.29%	**	2,002,484
HILTON GRAND 4.73% DUE 05-25-2044	5/25/2044	4.73%	**	290,719
HILTON WORLDWIDE HLDGS INC COM NEW COM NEW			**	12,638,426
HIMS & HERS HEALTH INC COM CL A COM			**	300,705
HINDUSTAN COPPER LIMITED			**	260,986
HINDUSTAN PETROL INR10			**	384,296
HIPPO HLDGS INC COM NEW			**	2,698,507
HIROGIN HOLDINGS INC			**	747,642
HIROSE ELECTRIC NPV			**	1,268,892
HISAMITSU PHARM CO NPV			**	64,446
HISENSE VISUAL TECHNOLOGY CO LTD 'A'CNY1 (STOCK CONNECT)			**	68,527
HITACHI CONSTRUCTION MACHINERY NPV			**	838,891
HITACHI ENERGY INDIA LTD			**	576,113
HITACHI NPV			**	21,378,718
HK ELEC INVS&HK EL UNITS (STAPLED)			**	60,301
HK INNO.N CORP KRW500			**	692,743
HKT TRUST AND HKT HKD0.0005 SHARE STAPLED			**	294,275
HL MANDO CORPORATI KRW1000			**	166,416
HLTN COML MTG TR FLTG RT 5.32169% DUE 06-15-2041	6/15/2041	5.39%	**	4,743,783
HNI CORP COM			**	4,180,458
HOCHSCHILD MINING ORD GBP0.01			**	107,678
HOCHTIEF AG NPV			**	1,533,289
HOKURIKU ELEC PWR NPV			**	8,095
HOKUTO CORP NPV			**	14,204
HOLOGIC INC COM			**	334,833
HOME BANCORP INC COM STK			**	15,606
HOME BANCSHARES INC COM			**	1,089,309
HOME DEPOT INC 2.375% 03-15-2051	3/15/2051	2.38%	**	495,046
HOME DEPOT INC 3.75% 09-15-2028	9/15/2028	3.75%	**	568,371
HOME DEPOT INC 4.875% 06-25-2027	6/25/2027	4.88%	**	1,266,320

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
HOME DEPOT INC COM			**	3,560,059
HOME PARTNERS AMER 2.302% DUE 12-17-2026	12/17/2026	2.30%	**	3,496,955
HON HAI PRECISION TWD10			**	7,101,224
HON PRECISION INC TWD10			**	682,155
HONDA AUTO RECEIVABLES OWNER TRUST SER 23-3 CL A3 5.41% 02-18-2028	2/18/2028	5.41%	**	2,012,347
HONDA AUTO RECEIVABLES OWNER TRUST SER 24-3 CLS A4 4.51% 11-21-2030	11/21/2030	4.51%	**	3,538,194
HONDA AUTO RECEIVABLES OWNER TRUST SR 24-1 CL A3 5.21% 08-15-2028	8/15/2028	5.21%	**	2,427,123
HONDA MTR CO LTD 2.534% DUE 03-10-2027	3/10/2027	2.53%	**	1,854,772
HONDA MTR CO LTD 4.436% 07-08-2028	7/8/2028	4.44%	**	1,734,204
HONEYWELL INTERNATIONAL 4.7% 02-01-2030	2/1/2030	4.70%	**	1,631,338
HONEYWELL INTERNATIONAL INC 5.35% 03-01-2064	3/1/2064	5.35%	**	143,148
HONEYWELL INTL INC COM STK			**	22,259,964
HONG KONG & CHINA GAS HKD0.25			**	43,230
HONG KONG EXCHANGES & CLEAR			**	2,440,311
HONG LEONG ASIA NPV			**	1,658,538
HOOSIERS HOLDINGS CO LTD NPV			**	4,198
HORACE MANN EDUCATORS CORP COM			**	802,608
HORMEL FOODS CORP COM			**	12,182
HOSHINO RESORTS REIT			**	333,280
HOST HOTELS & RESORTS INC REIT			**	1,803,265
HOST HOTELS & RESORTS L P 5.5% 04-15-2035	4/15/2035	5.50%	**	709,734
HOULIHAN LOKEY INC CL A CL A			**	1,336,734
HOWMET AEROSPACE INC COM USD1.00 WI			**	15,201,208
HOYA CORP NPV			**	4,638,933
HP ENTERPRISE CO 4.15% 09-15-2028	9/15/2028	4.15%	**	1,101,350
HP ENTERPRISE CO 4.55% 10-15-2029	10/15/2029	4.55%	**	3,117,414
HP ENTERPRISE CO 5.0% 10-15-2034	10/15/2034	5.00%	**	112,252
HP INC COM			**	1,193,807
HP INC NT 1.45% 06-17-2026	6/17/2026	1.45%	**	2,996,721
HPS CORPORATE LENDING FD SR NT 144A 4.9%09-11-2028	9/11/2028	4.90%	**	298,549
HPS LN MANAGMENT 2025-26 LTD / HPS 0% 07-20-2038	7/20/2038	5.60%	**	3,010,704
HSBC BK USA N A 7 DUE 01-15-2039	1/15/2039	7.00%	**	292,319
HSBC HLDGS ORD USD0.50(UK REG)			**	2,164,973
HSBC HLDGS PLC 4.041% 03-13-2028	3/13/2028	4.04%	**	599,227
HSBC HLDGS PLC 5.13% 11-19-2028	11/19/2028	5.13%	**	2,969,607
HSBC HLDGS PLC 5.133% DUE 11-06-2036	11/6/2036	5.13%	**	804,240
HSBC HLDGS PLC 5.597% 05-17-2028	5/17/2028	5.60%	**	3,280,527
HSBC HLDGS PLC 5.733% DUE 05-17-2032	5/17/2032	5.73%	**	7,911,389
HSBC HLDGS PLC FLTG RT 2.871% DUE 11-22-2032	11/22/2032	2.87%	**	909,483
HSBC HLDGS PLC FLTG RT 4.899% DUE 03-03-2029	3/3/2029	4.90%	**	5,527,080
HSBC HLDGS PLC FLTG RT 5.24% DUE 05-13-2031	5/13/2031	5.24%	**	412,457
HSBC HLDGS PLC FLTG RT 5.887% DUE 08-14-2027	8/14/2027	5.89%	**	202,112
HSBC HOLDINGS PLC 6.161% 03-09-2029	3/9/2029	6.16%	**	1,640,286
HSBC HOLDINGS PLC 6.332% 03-09-2044	3/9/2044	6.33%	**	362,591
HSTN GALLERIA MALL FLTG RT 5.46185% DUE 02-05-2045	2/5/2045	5.46%	**	1,110,047
HUA NAN FINANCIAL TWD10			**	49,558
HUAYU AUTOMOTIVE SYSTEMS CO LTD 'A'CNY1 (STOCK CONNECT)			**	548,428
HUB GROUP INC CL A CL A			**	5,388,205

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
HUB24 LIMITED NPV			**	106,739
HUBER & SUHNER AG CHF0.25 (REGD)			**	1,337,515
HUBSPOT INC COM			**	1,523,335
HUDBAY MINERALS IN COM NPV			**	1,379,646
HUDBAY MINERALS INC COM STK			**	1,238,461
HUGO BOSS AG			**	23,988
HUMANA AB NPV			**	131,740
HUMANA INC 5.375% 04-15-2031	4/15/2031	5.38%	**	2,193,512
HUMANA INC 5.75% DUE 03-01-2028	3/1/2028	5.75%	**	1,704,683
HUMANA INC COM			**	21,901,164
HUNGARY REP 5.5% 03-26-2036	3/26/2036	5.50%	**	699,495
HUNGARY(REP OF) 6.75% SNR 25/09/52 USD'REGS	9/25/2052	6.75%	**	212,347
HUNT J B TRANS SVCS INC COM			**	204,834
HUNTINGTON BANCSHARES INC 5.272% 01-15-2031	1/15/2031	5.27%	**	514,896
HUNTINGTON BANCSHARES INC 6.208% 08-21-2029	8/21/2029	6.21%	**	576,968
HUNTINGTON BANCSHARES INC COM			**	6,604,278
HUNTINGTON FLTG RT 5.023% DUE 05-17-2033	5/17/2033	5.02%	**	425,325
HUNTINGTON INGALLS INDS INC COM			**	13,919,065
HUNTINGTON INGALLS INDS INC SR NT 2.043%08-16-2028	8/16/2028	2.04%	**	947,429
HUNTSMAN CORP COM STK			**	1,493,170
HUSQVARNA AB SER'B'NPV			**	963,609
HUT 8 CORP COM			**	1,859,146
HYAKUJUSHI BANK NPV			**	33,992
HYATT HOTELS CORP 5.05% 03-30-2028	3/30/2028	5.05%	**	749,539
HYATT HOTELS CORP 5.25% 06-30-2029	6/30/2029	5.25%	**	828,959
HYATT HOTELS CORP COM CL A COM CL A			**	3,746,358
HYDRO ONE LTD COM NPV			**	131,543
HYDRO-QUEBEC 8.5% DEB 1/12/2029 USD1000 8.5% DUE 12-01-2029 REG	12/1/2029	8.50%	**	2,306,792
HYOSUNG HEAVY INDU KRW5000			**	158,251
HYPROP INVESTMENTS LTD			**	30,317
HYSTER-YALE INC COM USD0.01 CL A			**	143,083
HYUNDAI AUTO 4.58% DUE 04-15-2027	4/15/2027	4.58%	**	264,586
HYUNDAI AUTO RECEIVABLES TRUST SER 24-B CL A3 4.84% 03-15-2029	3/15/2029	4.84%	**	298,304
HYUNDAI CAP AMER 4.875% DUE 11-01-2027	11/1/2027	4.88%	**	3,029,711
HYUNDAI CAP AMER 5% DUE 01-07-2028	1/7/2028	5.00%	**	4,444,787
HYUNDAI DEPT STORE KRW5000			**	170,982
HYUNDAI DEVELOPMENT COMPANY			**	15,993
HYUNDAI ELEVATOR KRW5000			**	289,072
HYUNDAI EZWEL CO L KRW500			**	6,258
HYUNDAI GLOVIS CO KRW500			**	541,844
HYUNDAI HYMS KRW500			**	21,416
HYUNDAI MARINE&FIR KRW500			**	117,936
HYUNDAI MOBIS KRW5000			**	1,189,778
HYUNDAI MOTOR CO KRW5000 005380			**	1,824,014
HYUNDAI ROTEM CO L KRW5000			**	1,108,317
HYUNDAI STEEL CO KRW5000			**	282,857
HYVISION SYSTEM IN SHS			**	177,408
I/L CANADA (GOVT OF) 3% 01/12/2036 CAD1000	12/1/2036	4.81%	**	93,716

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
I/O FEDERAL HOME LN MTG CORP SER 2936 CL SC VAR RT 03-15-2029	3/15/2029	2.28%	**	3,424
I/O FHLMC MULTICLASS SER 004579 CL SD 01-15-2038	1/15/2038	1.89%	**	5,048
I/O FNMA POOL #AN6788 2.87% 09-01-2027	9/1/2027	2.87%	**	1,689,419
I/O FNMA REMIC SER 2013-13 CL IK 03-25-2028	3/25/2028	2.50%	**	777
I/O FNMA REMIC TR 2013-17 CL-TI 3% 03-25-2028 REG	3/25/2028	3.00%	**	783
I/O FNMA SMBS TR 404 CL 05-25-2040	5/25/2040	4.59%	**	87,990
I/O FNMA SMBS TR 421 CL 12-25-2038	12/25/2038	6.50%	**	21,067
I3 VERTICALS INC CL A CL A			**	3,031,037
IA FINANCIAL CORP COM NPV			**	5,980,641
IAC INC COM NEW			**	967,764
IAMGOLD CORP COM STK			**	3,562
IBOTTA INC CL A COM USD0.00001 CL A			**	150,586
ICE_CDS BOFAGB2U 06/20/2026 SELL MORGAN STANLEY 7.25% 0 SWPC0NOQ4			**	1,088
ICE_CDS MSNYUS33 06/20/2028 SELL AT&T INC 3.8% 02/15/20 SWPC0LX54			**	2,784
ICE_CDS MSNYUS33 12/20/2028 SELL FORD MOTOR COMPANY 4.3 SWPC0M9M2			**	87,346
ICE_CDS MSNYUS33 20/12/2029 SELL GLENCORE FINANCE EUROP SWPC0N1J5			**	117,290
ICE_CDS MSNYUS33 20/12/2030 SELL BARCLAYS PLC 6.496% 09 SWPC0O278			**	12,174
ICE_CDX CHASUS33 12/20/2030 SELL CDX.NA.IG.45 SWPC0NUQ7			**	134,164
ICF INTL INC COM STK			**	126,073
ICG PLC			**	843,158
ICG US CLO 2024-R1 LTD / ICG US CLO 5.08802% 01-25-2038	1/25/2038	5.28%	**	7,026,810
ICHIGO OFFICE REIT INVESTMENT			**	646,204
ICICI BANK INR2			**	1,088,611
ICL GROUP LTD			**	782,931
ICNQ 2024-MF MTG TR COML MTG PASS THRU CTF CL A 5.778% 12-10-2034	12/10/2034	5.78%	**	1,032,554
IDACORP INC COM			**	5,004,562
IDEC CORPORATION NPV			**	316,693
IDEMITSU KOSAN CO NPV			**	534,348
IDEXX LABS INC COM			**	23,253,689
IDT CORP CL B NEW CL B NEW			**	432,008
IGG INC USD0.0000025			**	669,142
IGO LTD			**	1,252,534
IL JIN ELECTRIC KRW1000 (NEW)			**	56,343
IL ST BUILD AMERICA BONDS-TAXABLE-SER 3 6.725 04-01-2035 BEO	4/1/2035	6.72%	**	325,950
I'LL INC NPV			**	25,979
ILL TOOL WKS INC COM			**	17,954,777
ILLUMINA INC COM			**	647,143
IM FINANCIAL GROUP CO LTD			**	475,163
IMAX CORP COM			**	266,038
IMB INTERNAT CAPITAL 4.6% 02-05-2029	2/5/2029	4.60%	**	1,671,703
IMDEX LTD NPV			**	271,982
IMMUNOME INC COM			**	115,348
IMPALA PLATINUM NPV			**	1,130,332
IMPERIAL BRANDS FIN PLC NT 144A 4.5% 06-30-2028	6/30/2028	4.50%	**	814,766
IMPERIAL BRNDS FIN 5.25% GTD SNR 15/02/31 EUR	2/15/2031	5.25%	**	380,385
IN MICH PWR CO FIXED 3.85% 05-15-2028	5/15/2028	3.85%	**	249,599
INABA DENKISANGYO NPV			**	55,302
INCYTE CORP COM			**	82,078

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
INDEPENDENCE RLTY TR INC COM			**	945,563
INDEPENDENT BK CORP MASS COM COM STK USD0.01			**	8,238,016
INDEPENDENT BK CORPORATION			**	87,831
INDIAMART INTERMES INR10			**	26,743
INDIAN BANK INR10			**	144,480
INDIAN METALS & FERRO ALLOY			**	146,299
INDIAN OIL CORP INR10			**	187,806
INDIANA ST FIN AUTH REV 2.496% 03-01-2032 BEO TAXABLE	3/1/2032	2.50%	**	1,790,572
INDL BANK OF KOREA KRW5000			**	132,036
INDO TAMBANGRAY IDR500			**	110,064
INDOCEMENT TUNGGAL IDR500			**	61,459
INDONESIA(REPUBLIC OF) T BOND 3.5% 01-11-2028	1/11/2028	3.50%	**	792,353
INDRA SISTEMAS SA EUR0.20 SER 'A'			**	1,054,416
INDUS HOLDING AG NPV			**	264,592
INDUSTRIAL & COMMERCIAL BANK CHINA 'H'			**	4,418,799
INDUSTRIAS PENOLES NPV			**	219,368
INFINEON TECHNOLOG ORD NPV (REGD)			**	1,616,014
INFOSYS LIMITED			**	8,301,015
INFOSYS LIMITED ADR			**	679,958
INFRONEER HLDGS INC NPV			**	10,912
ING GROEP N V 4.017% 03-28-2028	3/28/2028	4.02%	**	678,208
ING GROEP N V 5.525% 03-25-2036	3/25/2036	5.52%	**	312,187
ING GROEP N V 5.55% 03-19-2035	3/19/2035	5.55%	**	3,646,991
ING GROEP N V 6.083% 09-11-2027	9/11/2027	6.08%	**	1,006,318
ING GROEP N V FIXED 4.625% DUE 01-06-2026	1/6/2026	4.62%	**	800,047
ING GROEP N V SR NT FIXED/FLTG 4.858% 03-25-2029	3/25/2029	4.86%	**	1,527,852
ING GROEP N.V. EUR0.01			**	30,384,668
INGENIA GROUP			**	1,587,768
INGERSOLL RAND INC 5.197% 06-15-2027	6/15/2027	5.20%	**	2,494,219
INGERSOLL RAND INC 5.4% DUE 08-14-2028	8/14/2028	5.40%	**	1,613,063
INGEVITY CORP COM			**	786,798
INGHAMS GROUP LTD NPV			**	2,780
INGLES MKTS INC CL A			**	54,086
INGRAM MICRO HLDG CORP COM			**	1,117,725
INGREDION INC COM			**	3,584,332
INNER MONGOLIA ERD 'A'CNY1			**	389,396
INNOCARE PHARMA LT USD0.000002			**	314,473
INNOTECH CORP(JPN) NPV			**	251,874
INNOVENT BIOLOGICS INC			**	151,844
INNOVEX INTERNATIONAL INC COM NPV			**	152,500
INOGEN INC COM			**	52,275
INSEEGO CORP COM NEW			**	10,568
INSMED INC COM PAR $.01			**	7,787,246
INSOURCE CO LTD NPV			**	244,988
INSPERITY INC COM			**	1,076,222
INSPIRE MED SYS INC COM			**	187,965
INSTEEL INDS INC COM			**	26,096
INTACT FINL CORP COM NPV			**	5,193,480

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
INTEGER HLDGS CORP COM			**	6,042,482
INTEGRAFIN HOLDING ORD GBP0.01			**	1,217,959
INTEL CORP 3.25% DUE 11-15-2049	11/15/2049	3.25%	**	83,187
INTEL CORP 3.734% 12-08-2047 BEO	12/8/2047	3.73%	**	121,426
INTEL CORP 4.1% DUE 05-11-2047	5/11/2047	4.10%	**	159,259
INTEL CORP 4.875% 02-10-2026	2/10/2026	4.88%	**	2,517,597
INTEL CORP COM			**	5,364,670
INTEL CORP FIXED 3.75% DUE 08-05-2027	8/5/2027	3.75%	**	1,580,080
INTELLECT DESIGN ARENA LTD INR5			**	132,730
INTER & CO INC BDR EACH REP 1 COM A			**	121,331
INTERACTIVE BROKERS GROUP INC CL COM			**	1,614,310
INTER-AMERICAN INVESTMENT CORP 3.625% 11-20-2028	11/20/2028	3.62%	**	11,703,628
INTERCONTINENTAL EXCHANGE INC 3.95% 12-01-2028	12/1/2028	3.95%	**	4,061,329
INTERCONTINENTAL EXCHANGE INC COM			**	6,846,211
INTERDIGITAL INC COM			**	2,308,892
INTERFLEX CO LTD KRW500			**	45,065
INTERNATIONAL BUSINESS MACHS CORP COM			**	2,557,181
INTERNATIONAL CONSOLIDATED AIRLINE ORD EUR0.10			**	2,656,247
INTERNATIONAL PERSONAL FINANCE PLC ORD GBP0.10			**	5,162
INTERNATIONAL TOWER HILL MINES LTD NEW COM STK			**	2,697
INTERSTATE PWR & LT CO 3.6% 04-01-2029	4/1/2029	3.60%	**	2,132,073
INTERTEK GROUP ORD GBP0.01			**	14,933
INTESA SANPAOLO NPV			**	15,407,388
INTL BK FOR RECON & DEV MEDIUM TRANCHE #TR 00702 2.7% DUE 12-28-2037 REG	12/28/2037	2.70%	**	2,765,758
INTL CONTAINER TER PHP1			**	1,493,432
INTL GAME SYSTEM TWD10			**	2,271,733
INTOWN 2025-STAY MTG TR 5.03% 03-15-2042	3/15/2042	5.10%	**	2,334,913
INTRALOT CAPITAL FRN GTD SNR SEC 10/2031EUR	10/15/2031	6.50%	**	697,890
INTREPID POTASH INC COM NEW			**	108,286
INTUIT COM			**	36,277,431
INTUIT INC 5.5% 09-15-2053	9/15/2053	5.50%	**	148,128
INTUITIVE MACHS INC CL A CL A			**	1,054,544
INTUITIVE SURGICAL INC COM NEW STK			**	16,387,627
INVENTRUST PPTYS CORP COM USD0.001			**	4,004,720
INVESTEC LIMITED ZAR0.0002			**	37,856
INVINCIBLE INVESTMENTS CORP REIT			**	609,303
INVITATION HOMES 4.15% 04-15-2032	4/15/2032	4.15%	**	2,434,372
INVITATION HOMES OPER PARTNERSHIP 2.3% DUE 11-15-2028 BEO	11/15/2028	2.30%	**	856,131
INVITATION HOMES OPER PARTNERSHIP SR NT 2.7% 01-15-2034	1/15/2034	2.70%	**	2,655,118
IONIS PHARMACEUTICALS INC COM			**	2,136,128
IONOS GROUP SE NPV			**	501,125
IONQ INC COM			**	322,481
IPALCO ENTERPRISES INC 4.25% DUE 05-01-2030 REG	5/1/2030	4.25%	**	415,748
IPALCO ENTERPRISES INC SR SECD NT 5.75% 04-01-2034	4/1/2034	5.75%	**	3,828,487
IREN SPA EUR1			**	78,941
IRHYTHM HOLDINGS INC			**	846,566
IRISH RESIDENTIAL EUR0.10			**	394,768
IRISO ELECTRONICS NPV			**	379,454

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
IRON MTN INC NEW COM			**	51,180
IRONWOOD PHARMACEUTICALS INC COM CL A			**	306,916
ISB CORPORATION NPV			**	55,281
ISHIHARA SANGYO NPV			**	36,736
ISRAEL(STATE OF) 4.5% DUE 01-17-2033 REG	1/17/2033	4.50%	**	293,863
ISRAEL(STATE OF) 5.375% 03-12-2029	3/12/2029	5.38%	**	1,646,762
ISRAEL(STATE OF) AID-ISRAEL 5.5% DUE 09-18-2033 REG	9/18/2033	5.50%	**	11,853,484
ISS A/S DKK1			**	80,635
ISUZU MOTORS NPV			**	28,014
ITALGAS SPA NPV			**	1,328,505
ITALY(REP OF) 2.1% BDS 26/08/2027 EUR1000	8/26/2027	2.10%	**	4,221,619
ITC HLDGS CORP 5.3% DUE 07-01-2043	7/1/2043	5.30%	**	724,874
ITE TECH INC TWD10			**	18,300
IVANHOE ELEC INC COM			**	198,807
IWAI COSMO HOLDINGS INC NPV			**	27,120
IZUMI CO LTD NPV			**	258,381
J P MORGAN CHASE COML MTG SECS TR 5.79715% 10-05-2039	10/5/2039	5.80%	**	506,020
J P MORGAN CHASE FLTG RT 5.13548% DUE 06-15-2038	6/15/2038	5.21%	**	558,366
J P MORGAN MTG TR 2.5% DUE 10-25-2051	10/25/2051	2.50%	**	1,224,101
JABIL INC COM USD0.001			**	1,425,809
JACK HENRY & ASSOC INC COM			**	129,013
JACKSON FINANCIAL INC CL A COM			**	2,249,035
JACKSON NATL LIFE 4.55% DUE 09-09-2030	9/9/2030	4.55%	**	892,183
JACKSON NATL LIFE GLOBAL FDG NT FLTG RATE 144A 4.620409% 01-14-2028	1/14/2028	4.97%	**	200,660
JACKSON NATL LIFE GLOBAL FDG SECD TRANCHE # SR 00457 5.55% 07-02-2027	7/2/2027	5.55%	**	1,403,940
JACOBIO PHARMACEUTICALS GRP CO LTD USD0.0001 144A			**	54,751
JACOBS ENGR GROUP INC 6.35% 08-18-2028	8/18/2028	6.35%	**	7,377,076
JAMES HARDIE INDUSTRIES PLC COM			**	6,125,172
JAMF HLDG CORP COM			**	4,606
JAMMU AND KASHMIR BANK LTD INR1 DEMAT EQUITY			**	38,839
JAMNA AUTO IND INR1			**	164,130
JANUS INTL GROUP INC COM			**	6,024,386
JANUX THERAPEUTICS INC COM			**	149,206
JAPAN AIRLINES CO NPV			**	72,280
JAPAN AVIATN ELECT NPV			**	77,047
JAPAN ELECTRON MAT NPV			**	596,086
JAPAN EXCELLENT IN REIT			**	1,901
JAPAN EXCHANGE GROUP INC NPV			**	917,419
JAPAN GOVT CPI IDX/LKD 10/03/2028	3/10/2028	0.11%	**	2,062,164
JAPAN MATERIAL CO NPV			**	68,100
JAPAN MEDICAL DYNA NPV			**	16,467
JAPAN PETROLEUM EX NPV			**	35,057
JAPAN POST BANK CO NPV			**	2,371,844
JAPAN POST HOLD CO NPV			**	3,679,127
JAPAN POST INSURAN NPV			**	610,250
JAPAN TOB INC SR NT 144A 4.85% 05-15-2028	5/15/2028	4.85%	**	4,606,983
JAPAN(GOVT OF) 0.1% I/L SNR 10/03/2029 JPY	3/10/2029	0.11%	**	2,773,265
JAPAN(GOVT OF) 0.4% SNR 20/06/40 JPY50000	6/20/2040	0.40%	**	851,424

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
JAPAN(GOVT OF) 0.5% SNR 20/03/49 JPY50000	3/20/2049	0.50%	**	158,634
JAPAN(GOVT OF) 0.7% SNR 20/03/51 JPY50000	3/20/2051	0.70%	**	106,048
JAPAN(GOVT OF) 0.7% SNR 20/06/51 JPY50000	6/20/2051	0.70%	**	346,471
JAPAN(GOVT OF) 0.7% SNR 20/12/50 JPY50000	12/20/2050	0.70%	**	107,203
JAPAN(GOVT OF) 1.8% SNR 20/03/54 JPY50000	3/20/2054	1.80%	**	5,472
JAPAN(GOVT OF) 2% SNR 20/12/2044 JPY50000	12/20/2044	2.00%	**	4,442,783
JAPAN(GOVT OF) 2.2% SNR 20/03/64 JPY50000	3/20/2064	2.20%	**	18,577
JAPAN(GOVT OF) 2.2% SNR 20/06/54 JPY50000	6/20/2054	2.20%	**	21,578
JAPAN(GOVT OF) 2.3% SNR 20/12/54 JPY50000	12/20/2054	2.30%	**	2,767,799
JAPAN(GOVT OF) 2.4% SNR 20/03/45 JPY50000	3/20/2045	2.40%	**	1,772,439
JAPAN(GOVT OF) 2.4% SNR 20/03/55 JPY50000	3/20/2055	2.40%	**	450,871
JAPAN(GOVT OF) 2.8% SNR 20/06/55 JPY50000	6/20/2055	2.80%	**	1,314,153
JAPFA COMFEED INDO LKD SHARES (IDR200 & IDR40)			**	131,793
JAYA TIASA HLDGS NPV			**	131,729
JAYMART GROUP HOLDINGS PCL THB1(NVDR)			**	69,734
JAZZ PHARMACEUTICALS PLC COM USD0.0001			**	442,170
JB FINANCIAL GROUP			**	307,807
JB HI-FI NPV			**	196,150
JB HUNT TRANSPRT SVCS 4.9% 03-15-2030	3/15/2030	4.90%	**	1,075,315
JBS USA HOLD/FOOD/LUX CO 6.75% 03-15-2034	3/15/2034	6.75%	**	944,604
JBS USA LUX S A / JBS USA FOOD CO 7.25% 11-15-2053	11/15/2053	7.25%	**	246,417
JBS USA/FOOD/FINANCE 3.0% 05-15-2032	5/15/2032	3.00%	**	2,415,991
JCDECAUX SE NPV			**	63,995
JD.COM INC USD0.00002 A CLASS			**	4,847,685
JEFFERIES FINL GROUP INC COM			**	665,000
JELD-WEN HLDG INC COM			**	151,184
JENOPTIK AG NPV (POST CONS)			**	521,507
JERONIMO MARTINS EUR1			**	285,437
JERSEY CENTRAL POWER & LIGHT CO 5.1% 01-15-2035	1/15/2035	5.10%	**	3,039,976
JET2 PLC			**	288,008
JETBLUE AWYS CORP COM			**	798,029
JHSF PARTICIPACOES COM NPV			**	31,982
JIANGXI COPPER CO 'H'CNY1			**	2,225,672
JINDAL SAW LTD FV INR 1 DEMAT EQUITY			**	131,789
JK TYRE & INDUSTRIES LTD INR2			**	576,767
JL MAG RARE-EARTH CNY1 H			**	607,296
JM AB NPV			**	961,748
JM FINL LTD EQUITY			**	110,401
JNBY DESIGN LTD HKD0.01			**	18,722
JOHN DEERE CAPITAL CORP 2.35% 03-08-2027	3/8/2027	2.35%	**	114,116
JOHN DEERE OWNER 4.91% DUE 02-18-2031	2/18/2031	4.91%	**	2,545,913
JOHN DEERE OWNER FIXED 5.2% DUE 09-17-2029	9/17/2029	5.20%	**	1,154,780
JOHN DEERE OWNER TR SR 24-A CL A3 4.96% 11-15-2028	11/15/2028	4.96%	**	2,242,495
JOHN DEERE OWNER TRUST SR 25-A CL A4 4.42%02-17-2032	2/17/2032	4.42%	**	910,232
JOHNSON & JOHNSON 4.55% 03-01-2028	3/1/2028	4.55%	**	453,433
JOHNSON & JOHNSON COM USD1			**	36,104,290
JOHNSON ELEC HLDGS HKD0.05			**	771,303
JOHNSON MATTHEY			**	1,755,516

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
JOHNSON OUTDOORS INC CL A CL A			**	119,879
JOHOR PLANTATIONS NPV			**	341,862
J-OIL MILLS INC NPV			**	293,208
JONES LANG LASALLE INC COM STK			**	6,549,052
JOSHIN DENKI CO NPV			**	1,731
JPMDB COML MTG SECS TR 2016-C4 CL A-2 2.8822% 9-15-2026	12/15/2049	2.88%	**	4,758,267
JPMORGAN CHASE & 5.581% DUE 04-22-2030	4/22/2030	5.58%	**	3,671,327
JPMORGAN CHASE & 6.087% DUE 10-23-2029	10/23/2029	6.09%	**	526,733
JPMORGAN CHASE & CO 1.04% 02-04-2027	2/4/2027	1.04%	**	5,484,829
JPMORGAN CHASE & CO 1.47% 09-22-2027	9/22/2027	1.47%	**	1,364,713
JPMORGAN CHASE & CO 1.764% 11-19-2031	11/19/2031	1.76%	**	1,383,047
JPMORGAN CHASE & CO 2.069% 06-01-2029	6/1/2029	2.07%	**	5,111,078
JPMORGAN CHASE & CO 2.522% 04-22-2031	4/22/2031	2.52%	**	5,976,294
JPMORGAN CHASE & CO 2.947% 02-24-2028	2/24/2028	2.95%	**	2,818,432
JPMORGAN CHASE & CO 2.963% 01-25-2033	1/25/2033	2.96%	**	15,104,548
JPMORGAN CHASE & CO 3.509% 01-23-2029	1/23/2029	3.51%	**	1,316,673
JPMORGAN CHASE & CO 3.96% 01-29-2027	1/29/2027	3.96%	**	295,952
JPMORGAN CHASE & CO 4.0% DUE 12-31-2049 REG	12/31/2049	6.73%	**	2,761,849
JPMORGAN CHASE & CO 4.255% 10-22-2031	10/22/2031	4.26%	**	4,012,620
JPMORGAN CHASE & CO 4.323% 04-26-2028	4/26/2028	4.32%	**	386,627
JPMORGAN CHASE & CO 4.452% 12-05-2029	12/5/2029	4.45%	**	7,179,708
JPMORGAN CHASE & CO 4.505% 10-22-2028	10/22/2028	4.50%	**	1,590,423
JPMORGAN CHASE & CO 4.603% 10-22-2030	10/22/2030	4.60%	**	355,192
JPMORGAN CHASE & CO 4.915% 01-24-2029	1/24/2029	4.92%	**	9,796,887
JPMORGAN CHASE & CO 4.979% 07-22-2028	7/22/2028	4.98%	**	175,610
JPMORGAN CHASE & CO 4.995% 07-22-2030	7/22/2030	5.00%	**	431,502
JPMORGAN CHASE & CO 5.012% 01-23-2030	1/23/2030	5.01%	**	5,405,321
JPMORGAN CHASE & CO 5.04% 01-23-2028	1/23/2028	5.04%	**	2,971,701
JPMORGAN CHASE & CO 5.103% 04-22-2031	4/22/2031	5.10%	**	7,237,714
JPMORGAN CHASE & CO 5.14% 01-24-2031	1/24/2031	5.14%	**	1,448,220
JPMORGAN CHASE & CO 5.299% 07-24-2029	7/24/2029	5.30%	**	1,164,932
JPMORGAN CHASE & CO 5.571% 04-22-2028	4/22/2028	5.57%	**	2,259,297
JPMORGAN CHASE & CO 5.572% 04-22-2036	4/22/2036	5.57%	**	946,722
JPMORGAN CHASE & CO 5.766% 04-22-2035	4/22/2035	5.77%	**	10,673,316
JPMORGAN CHASE & CO 5.834% 01-24-2036	1/24/2036	5.50%	**	418,926
JPMORGAN CHASE & CO 6.07% 10-22-2027	10/22/2027	6.07%	**	6,064,250
JPMORGAN CHASE & CO COM			**	72,271,368
JPMORGAN CHASE & CO NT FIXED TO FLTG RATE 1.578% 04-22-2027	4/22/2027	1.58%	**	1,905,725
JPMORGAN CHASE & CO. 2.739% 10-15-2030	10/15/2030	2.74%	**	3,946,773
JPMORGAN CHASE & CO. 2.956% 05-13-2031	5/13/2031	2.96%	**	1,562,559
JPMORGAN CHASE & CO. 5.336% 01-23-2035	1/23/2035	5.34%	**	622,808
JPMORGAN CHASE & CO. 5.35% 06-01-2034	6/1/2034	5.35%	**	1,456,952
JSC KAZMUNAYGAS 3.5% SNR MTN 14/04/2033 USD	4/14/2033	3.50%	**	451,679
JSC OGK-2 RUB0.3627(RUB)			**	38,025
JSE LIMITED ZAR0.10			**	279,753
JTEKT CORPORATION NPV			**	386,306
JULIUS BAER GRUPPE CHF0.02 (REGD)			**	1,823,876
JUNGHEINRICH NON-VTG PRF NPV			**	64,520

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
JUROKU FINANCIAL GROUP INC NPV			**	32,154
JUSTSYSTEMS CORP NPV			**	35,510
JUSUNG ENGINEERING KRW500			**	81,030
JYSKE BANK A/S DKK10			**	1,852,258
KAGA ELECTRONICS NPV			**	1,025,950
KAKEN PHARM NPV			**	1,144,984
KALBE FARMA IDR10			**	116,692
KANADEN CORP NPV			**	38,299
KANADEVIA CORP NPV			**	52,729
KANEMATSU CORP NPV			**	9,182
KANGWON LAND INC KRW500			**	125,825
KANSAS CITY POWER & LIGHT CO 4.2% 03-15-2048	3/15/2048	4.20%	**	246,190
KAORI HEAT TREATME TWD10			**	1,126,016
KARAT PACKAGING INC COM			**	103,213
KARDEX HOLDING AG			**	372,389
KARMAN HLDGS INC COM			**	5,377,336
KARUR VYSYA BANK INR2			**	559,639
KASIKORNBANK PCL THB10 (NVDR)			**	3,267,699
KAUFMAN & BROAD SA EUR0.26			**	453,945
KAWADA TECHNOLOGIE NPV			**	83,735
KAZATOMPROM JSC NA GDR EACH REPR 1 ORD REG			**	908,089
KB HOME COM			**	3,806,942
KBC GROEP NV NPV			**	4,944,605
KBR INC COM			**	3,870,134
KCE ELECTRONICS THB1(NVDR)			**	22,010
KELINGTON GROUP BH MYR0.1			**	71,631
KELLANOVA 4.3% DUE 05-15-2028	5/15/2028	4.30%	**	3,934,488
KELLANOVA SR NT 5.75% 05-16-2054	5/16/2054	5.75%	**	201,423
KELLER GROUP PLC ORD GBP0.10			**	177,901
KELLY SERVICES INC CL A COM			**	246,083
KEMPER CORP DEL COM			**	458,913
KENKO MAYONNAISE NPV			**	79,455
KENNAMETAL INC CAP			**	3,689,891
KENVUE INC 5.2% 03-22-2063	3/22/2063	5.20%	**	145,644
KENVUE INC COM			**	3,359,903
KEPCO PLANT SERVICE & ENGINEERING CO LTDKRW200			**	112,627
KERING			**	1,668,918
KEROS THERAPEUTICS INC COM			**	464,636
KESHUN WATERPROOF A CNY1			**	214,643
KESTRA MEDICAL TECHNOLOGIES LTD COM USD1			**	2,393,801
KEY BK NATL ASSN STEP CPN 4.39% DUE 12-14-2027	12/14/2027	4.39%	**	1,451,083
KEYCORP 5.121% 04-04-2031	4/4/2031	5.12%	**	58,579
KEYCORP NEW COM			**	1,667,877
KEYMED BIOSCIENCES USD0.0001			**	288,418
KEYSIGHT TECHNOLOGIES INC COM			**	10,590,872
KFORCE INC			**	310,313
KG CHEMICAL CORP KRW1000			**	195,685
KG DONGBUSTEEL KRW5000			**	60,618

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
KG ECO SOLUTION CO LTD KRW500			**	53,071
KGHM POLSKA MIEDZ PLN10.00			**	4,088,283
KGI FINANCIAL HOLDING CO LTD TWD10			**	67,648
KIA CORP			**	40,246
KIATNAKIN PHATRA BANK PCL NON VTG DEP RCPT REP 1 ORD THB10			**	584,491
KIER GROUP PLC ORD GBP0.01			**	160,507
KILLAM APT REAL ES TRUST UNIT			**	33,500
KILROY REALTY CORP 2.5% DUE 11-15-2032	11/15/2032	2.50%	**	626,143
KILROY RLTY L P 6.25% 01-15-2036	1/15/2036	6.25%	**	310,658
KIMBERLY-CLARK CORP COM			**	10,481,866
KIMCO REALTY CORPORATION			**	2,617,181
KINAXIS INC COM NPV			**	669,213
KINDEN CORP NPV			**	130,014
KINDER MORGAN 6.5% DUE 02-01-2037	2/1/2037	6.50%	**	240,284
KINDER MORGAN INC 5.2% 06-01-2033	6/1/2033	5.20%	**	772,853
KINDER MORGAN INC 5.55% DUE 06-01-2045	6/1/2045	5.55%	**	194,016
KINDER MORGAN INC DEL 1.75% 11-15-2026	11/15/2026	1.75%	**	4,738,481
KINDER MORGAN INC DEL COM			**	5,749,451
KINDER MORGAN INC FIXED 3.25% DUE 08-01-2050	8/1/2050	3.25%	**	176,022
KINETIC DEVELOPMENT GROUP LTD 144A USD0.001			**	21,348
KINETIK HOLDINGS INC CL A NEW			**	391,683
KING YUAN ELECTRON TWD10			**	354,466
KINGBOARD HOLDINGS LTD			**	729,898
KINGSGATE CONSD LTD NPV			**	36,218
KINIKSA PHARMACEUTICALS INTERNATION USD0.00027323			**	323,730
KINROSS GOLD CORP COM NPV NEW			**	19,712
KINSUS INTERCONNE TWD10			**	278,321
KION GROUP AG NPV			**	30,299
KIRBY CORP COM			**	1,354,663
KISSEI PHARM CO NPV			**	516,189
KI-STAR REAL ESTATE CO LTD NPV			**	79,760
KITRON ASA NOK0.10			**	459,112
KIWOOM SECURITIES KRW5000			**	629,708
KIYO BANK LTD NPV			**	27,038
KKR & CO INC CL A CL A			**	19,749,074
KKR CLO 27 LTD / KKR CLO 27 LLC 4.78219%01-15-2035	1/15/2035	5.01%	**	1,399,664
KLA CORP 3.3% 03-01-2050	3/1/2050	3.30%	**	230,007
KLA CORP 4.95% 07-15-2052	7/15/2052	4.95%	**	136,624
KLA CORPORATION COM USD0.001			**	21,746,287
KLARNA GROUP PLC			**	423,647
KLN LOGISTICS GROUP LIMITED			**	46,911
KNIGHT-SWIFT TRANSN HLDGS INC CL A CLASSA COMMON STOCK USD0.01			**	10,661,774
KNOWLES CORP COM			**	8,165
KOA CORPORATION NPV			**	48,142
KOBE STEEL LTD			**	552,284
KODIAK GAS SVCS INC COM			**	4,516,087
KODIAK SCIENCES INC COM USD0.0001			**	427,117
KOHLS CORP COM			**	53,188

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
KOITO MFG CO LTD NPV			**	297,694
KOMATSU NPV			**	523,143
KOMAX HLDG AG CHF0.10 (REGD)			**	278,569
KOMERCNI BANKA CZK100			**	695,454
KON AHOLD DELHAIZE EUR0.01			**	1,816,515
KON BAM GROEP NV EUR0.10			**	1,440,805
KONE CORPORATION NPV ORD 'B'			**	10,353,480
KONECRANES OYJ NPV			**	966,502
KONGSBERG GRUPPEN			**	458,857
KONINKLIJKE HEIJMANS N.V			**	1,894,948
KOREA ELEC POWER KRW5000			**	1,815,065
KOREA ELEC TERM KRW500			**	162,813
KOREA FUEL TECH CO KRW100			**	48,367
KOREA GAS KRW5000			**	111,635
KOREA INVESTMENT H 1ST PRF KRW5000			**	67,310
KOREAN REINSURANCE KRW500			**	296,393
KORN FERRY COM			**	1,377,375
KOSE HOLDINGS CORPORATION			**	1,972,376
KOTAK MAHINDRA BAN COMSTK			**	1,217,740
KPP GROUP HOLDINGS CO LTD NPV			**	25,233
KRAFT HEINZ CO COM			**	11,203,500
KRAFT HEINZ FOODS 4.375% DUE 06-01-2046	6/1/2046	4.38%	**	352,282
KRAFT HEINZ FOODS CO 5.4% 03-15-2035	3/15/2035	5.40%	**	3,601,768
KRAFT HEINZ FOODS CO GTD SR NT 4.625% 10-01-2039	10/1/2039	4.62%	**	366,229
KRATOS DEFENSE & SECURITY SOLUTIONS INC			**	5,208,413
KRE COML MTG TR 2025-AIP4 COML MTG PASSTHRU CTF CL B 5.28019% 03-15-2042	3/15/2042	5.35%	**	1,496,271
KROGER CO 4.45% DUE 02-01-2047	2/1/2047	4.45%	**	253,199
KROGER CO 5.358% 09-15-2034	9/15/2034	5.00%	**	523,757
KROGER CO 5.5% 09-15-2054	9/15/2054	5.50%	**	19,122
KROGER CO 5.65% 09-15-2064	9/15/2064	5.65%	**	267,964
KROGER CO COM			**	1,528,823
KRONOS WORLDWIDE INC COM STK			**	41,287
KRUNG THAI BNK LTD THB5.15(NVDR)			**	870,859
KRYSTAL BIOTECH INC COM			**	3,834,190
KS ST DEV FIN AUTH REV PUB EMPLOYEES RETSYS-C 5.501 5-1-34 BEO TXBL SF 5-1-27	5/1/2034	5.50%	**	1,054,031
KT CORPORATION KRW5000			**	909,267
KT CORPORATION SPON ADR EACH REP 1/2 ORD SHS KRW5000 ADR			**	415,898
KT MILLIE SEOJAE KRW500			**	3,291
KUAISHOU TECHNOLOG USD0.0000053 B CLASS			**	7,294,252
KUBOTA CR OWNER TR 4.57% DUE 11-15-2030	11/15/2030	4.57%	**	813,543
KUKBO DESIGN KRW500			**	41,178
KUKDO CHEMICAL KRW5000			**	64,263
KULICKE & SOFFA INDS INC COM			**	1,445,528
KUMBA IRON ORE LTD ZAR0.01			**	150,297
KUMHO TIRE CO KRW5000			**	32,299
KUMIAI CHEM IND CO NPV			**	2,695
KURA ONCOLOGY INC COM			**	551,958
KURA SUSHI USA INC CL A COM CL A COM			**	793,898

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
KURITA WATER INDS NPV			**	52,649
KUWAIT INTERNATIONAL BANK COM STK			**	446,896
KUWAIT TELECOMMUNICATIONS COMPANY KWD0.1			**	183,892
KYB CORPORATION NPV			**	65,517
KYMERA THERAPEUTICS INC COM			**	301,436
KYOBO SECURITIES KRW5000			**	65,423
KYUSHU ELEC POWER NPV			**	1,244,696
L A CAL DEPT ARPTS ARPT REV TAX BUILD AMER BD 6.582 DUE 05-15-2039	5/15/2039	6.58%	**	59,431
L&K ENGINEERING CO TWD10			**	386,499
L3HARRIS TECHNOLOGIES INC 3.85% DUE 12-15-2026	12/15/2026	3.85%	**	2,386,434
L3HARRIS TECHNOLOGIES INC 4.4% DUE 06-15-2028	6/15/2028	4.40%	**	1,247,556
L3HARRIS TECHNOLOGIES INC 5.05% 06-01-2029	6/1/2029	5.05%	**	3,304,953
L3HARRIS TECHNOLOGIES INC 5.4% 07-31-2033	7/31/2033	5.40%	**	511,136
L3HARRIS TECHNOLOGIES INC 5.6% 07-31-2053	7/31/2053	5.60%	**	348,375
L3HARRIS TECHNOLOGIES INC COM			**	52,549
LAB CORP AMER 2.95% DUE 12-01-2029	12/1/2029	2.95%	**	2,906,293
LABCORP HLDGS INC COM			**	5,491,763
LABORATORY CORP OF AMER 4.35% 04-01-2030	4/1/2030	4.35%	**	626,449
LADDER CAP CORP CL A CL A			**	204,227
LADDER CAP FIN 5.5% 08-01-2030	8/1/2030	5.50%	**	102,340
LAGERCRANTZ GROUP SER'B'NPV			**	158,998
LAM RESH CORP COM NEW			**	12,366,557
LANCASHIRE HLDGS COM STK			**	408,741
LANDS END INC NEW COM			**	173,790
LANDSTAR SYS INC COM			**	2,436,002
LANGHAM HOSP&LANGH UNIT 1 COM & 1 PREF SHS			**	21
LAS VEGAS SANDS 3.5% DUE 08-18-2026	8/18/2026	3.50%	**	3,433,851
LAS VEGAS SANDS 3.9% DUE 08-08-2029	8/8/2029	3.90%	**	1,423,227
LAS VEGAS SANDS CORP 6.0% 08-15-2029	8/15/2029	6.00%	**	470,000
LAS VEGAS SANDS CORP COM STK			**	1,691,754
LATHAM GROUP INC COM			**	121,863
LATTICE SEMICONDUCTOR CORP COM			**	1,856,497
LAUREATE ED INC COM CL A			**	1,583,029
LAURUS LABS LTD INR2 (POST SUBD)			**	1,117,931
LAZARD GROUP LLC 6.0% 03-15-2031	3/15/2031	6.00%	**	2,861,016
LAZARD INC COM USD0.01			**	5,722,068
LCH_IRS MSNYUS33 06/05/2029 EUR P 6MEURIB / R 2.827% SWU024SM9			**	15,335
LCH_IRS MSNYUS33 18/03/2056 EUR P 3% / R 6MEURIB SWU02JZS5			**	276,890
LCH_OIS BOFAGB2U 02/03/2027 USD P 3.79% / R 1DSOFR SWU02ERC0			**	37,745
LCH_OIS BOFAGB2U 02/12/2055 USD P 3% / R 1DSOFR SWU02F374			**	8,699,960
LCH_OIS BOFAGB2U 02/28/2029 USD P 3.261% / R 1DSOFR SWU02AAL6			**	553,600
LCH_OIS BOFAGB2U 02/28/2029 USD P 3.28% / R 1DSOFR SWU02A9M6			**	518,152
LCH_OIS BOFAGB2U 02/28/2029 USD P 3.281% / R 1DSOFR SWU02ABS0			**	666,561
LCH_OIS BOFAGB2U 06/30/2031 USD P 3.264% / R 1DSOFR SWU02AAH5			**	404,174
LCH_OIS BOFAGB2U 06/30/2031 USD P 3.266% / R 1DSOFR SWU02A8V7			**	1,328,850
LCH_OIS BOFAGB2U 08/07/2034 USD P 3.715% / R 1DSOFR SWU028NX1			**	1,745
LCH_OIS MSNYUS33 01/06/2034 CAD P 3% / R 1DCORRA SWU02E7K4			**	1,712
LCH_OIS MSNYUS33 01/06/2034 CAD P 3% / R 1DCORRA SWU02EAK0			**	2,853

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
LCH_OIS MSNYUS33 01/06/2034 CAD P 3% / R 1DCORRA SWU02ELG7			**	14,552
LCH_OIS MSNYUS33 01/17/2034 USD P 3.6% / R 1DSOFR SWU020RA4			**	18,689
LCH_OIS MSNYUS33 02/15/2055 USD P 3.814% / R 1DSOFR SWU02FXU0			**	389,966
LCH_OIS MSNYUS33 02/15/2055 USD P 3.846% / R 1DSOFR SWU02GCD9			**	64,967
LCH_OIS MSNYUS33 02/15/2055 USD P 3.872% / R 1DSOFR SWU02GCC1			**	163,109
LCH_OIS MSNYUS33 03/27/2027 USD P 1DSOFR / R 3.68% SWU022ZE3			**	1,031,267
LCH_OIS MSNYUS33 06/18/2027 USD P 3.25% / R 1DSOFR SWU02G0H3			**	147,731
LCH_OIS MSNYUS33 06/20/2054 USD P 3.5% / R 1DSOFR SWU0206W9			**	2,226,372
LCH_OIS MSNYUS33 08/15/2033 USD P 3.604% / R 1DSOFR SWU020NU4			**	72,983
LCH_OIS MSNYUS33 08/15/2033 USD P 3.608% / R 1DSOFR SWU020O41			**	66,778
LCH_OIS MSNYUS33 08/15/2033 USD P 3.609% / R 1DSOFR SWU020RD8			**	19,884
LCH_OIS MSNYUS33 08/15/2033 USD P 3.619% / R 1DSOFR SWU020QQ0			**	21,323
LCH_OIS MSNYUS33 08/21/2034 USD P 3.55% / R 1DSOFR SWU02A1B8			**	23,221
LCH_OIS MSNYUS33 08/28/2034 USD P 3.555% / R 1DSOFR SWU02A7Z9			**	28,128
LCH_OIS MSNYUS33 08/28/2034 USD P 3.565% / R 1DSOFR SWU02A805			**	26,574
LCH_OIS MSNYUS33 08/28/2034 USD P 3.6% / R 1DSOFR SWU02A821			**	26,418
LCH_OIS MSNYUS33 08/28/2034 USD P 3.605% / R 1DSOFR SWU02A839			**	3,054
LCH_OIS MSNYUS33 08/28/2034 USD P 3.643% / R 1DSOFR SWU02A854			**	6,503
LCH_OIS MSNYUS33 11/15/2054 USD P 3.956% / R 1DSOFR SWU02F2F7			**	166,400
LCH_OIS MSNYUS33 17/09/2030 GBP P 1DSONIA / R 3.75% SWU02K0M3			**	124,183
LCH_OIS MSNYUS33 18/03/2028 JPY P 1% / R 1DTONAR SWU02FLV1			**	113,769
LCH_OIS SBSIUS33 08/15/2035 USD P 3.591% / R 1DSOFR 3597626			**	34,520
LEAR CORP COM NEW COM NEW			**	4,724,156
LEENO INDUSTRIAL KRW100			**	325,245
LEG IMMOBILIEN SE			**	1,644,233
LEGEND HOLDINGS CORPORATION 'H' CNY1			**	17,227
LEGGETT & PLATT INC COM			**	48,818
LEGRAND SA EUR4			**	7,726,950
LEIDOS HLDGS INC COM			**	58,089
LEIDOS INC 5.75% 03-15-2033	3/15/2033	5.75%	**	848,864
LELON ELECTRONICS TWD10			**	105,568
LEMAITRE VASCULAR INC COM STK			**	4,523,758
LENDINGTREE INC NEW COM USD0.01			**	558,613
LENDLEASE CORP LTD NPV (STAPLED)			**	100,561
LENDMARK FDG TR 2021-1 1.9% 11-20-2031	11/20/2031	1.90%	**	1,948,904
LENDMARK FDG TR 2025-1 ASSET BACKED NT CL A 144A 4.94% 09-20-2034	9/20/2034	4.94%	**	525,955
LENNAR CORP CL A CL A			**	294,316
LENOVO GROUP LIMITED HKD0.025			**	2,771,992
LENZ THERAPEUTICS INC NEW COM			**	115,104
LEONARDO DRS INC COM			**	1,387,497
LEONARDO SPA NPV			**	2,583,916
LEONG HUP INTERNAT NPV			**	20,984
LEPU BIOPHARMA CO COMSTK			**	130,899
LEVI STRAUSS & CO NEW CL A CL A			**	827,858
LG CHEMICAL KRW5000			**	563,341
LG DISPLAY			**	13,430
LG ELECTRONICS INC KRW5000			**	2,061,921
LG HELLOVISION CO LTD			**	69,089

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
LG INNOTEK CO KRW5000			**	2,880,721
LG UPLUS CORP KRW5000			**	136,936
LI NING CO LTD HKD0.1			**	1,855,366
LIBERTY BROADBAND CORP COM SER C COM SERC			**	18,128
LIBERTY GLOBAL LTD. COM USD0.01 CLASS C			**	310,920
LIBERTY LATIN AMERICA LTD COM USD0.01 CLASS A			**	9,252
LIBERTY LATIN AMERICA LTD COM USD0.01 CLASS C			**	189,245
LIC HOUSING FINAN INR 2			**	75,014
LIFE CORPORATION NPV			**	29,352
LIFE HEALTHCARE GR ZAR0.000001			**	56,731
LIFE TIME GROUP HLDGS INC COM			**	5,207,208
LIFULL CO LTD NPV			**	26,914
LIG NEX1 CO LTD KRW5000			**	29,809
LIGAND PHARMACEUTICALS INCORPORATED CL BCOMMON STOCK			**	8,887,424
LIGHTPATH TECHNOLOGIES INC CL A NEW COM			**	1,364,256
LILLY ELI & CO 4.0% 10-15-2028	10/15/2028	4.00%	**	1,705,947
LINCOLN ELEC HLDGS INC COM			**	4,074
LINCOLN NATL CORP COM			**	103,087
LINDE PLC			**	19,025,095
LINEAGE INC COM			**	72,065
LINGBAO GOLD GROUP COMPANY LTD			**	2,301
LINK REAL ESTATE INVESTMENT TRUST UNITS			**	10,712
LION FINANCE GROUP PLC			**	511,742
LION TRAVEL SERVICE CO LTD TWD10			**	109,276
LIQUIDIA CORPORATION COM USD0.001			**	7,553
LIQUIDITY SVCS INC COM STK			**	24,581
LIVANOVA PLC ORD GBP1.00 (DI)			**	1,149,319
LIVE OAK BANCSHARES INC COM			**	324,951
LIVERAMP HOLDINGS INC			**	180,302
LKQ CORP COM LKQ CORP			**	5,645,769
LLOYDS BANKING GROUP PLC 4.425% 11-04-2031	11/4/2031	4.42%	**	997,700
LLOYDS BANKING GROUP PLC 5.087% 11-26-2028	11/26/2028	5.09%	**	3,088,084
LLOYDS BANKING GROUP PLC 5.871% 03-06-2029	3/6/2029	5.87%	**	5,185,365
LLOYDS BANKING GROUP PLC 5.985% 08-07-2027	8/7/2027	5.98%	**	6,723,583
LLOYDS BKG GROUP FLTG RT 3.574% 11-07-2028	11/7/2028	3.57%	**	1,555,781
LLOYDS BKG GROUP PLC 4.943% 11-04-2036	11/4/2036	4.94%	**	822,680
LLOYDS BKG GROUP PLC 5.679% 01-05-2035	1/5/2035	5.68%	**	9,489,205
LOADSTAR CAPITAL K NPV			**	101,946
LOAR HOLDINGS INC COM			**	911,540
LOCALIZA RENT A CA COM NPV 144A/REG			**	774,436
LOCALIZA RENT A CAR SA PRF NPV			**	28,370
LOCKHEED MARTIN 4.15% DUE 08-15-2028	8/15/2028	4.15%	**	818,430
LOCKHEED MARTIN CORP 4.4% 08-15-2030	8/15/2030	4.40%	**	1,050,883
LOCKHEED MARTIN CORP 5.2% 02-15-2055	2/15/2055	5.20%	**	188,879
LOCKHEED MARTIN CORP COM			**	4,251,943
LOCKHEED MARTIN CORP NT 6.15% DUE 09-01-2036/12-18-2006	9/1/2036	6.15%	**	289,814
LOGISTA INTEGRAL S A			**	2,806,077
LOGITECH INTL CHF0.25 (REGD)			**	10,023,696

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
LOGO YAZILIM TRY1			**	360,452
LOJAS RENNER SA COM NPV			**	295,766
LONDON STOCK EXCHANGE GROUP ORD GBP0.06918604			**	8,666,911
LONKING HOLDINGS HKD0.1			**	593,635
LONZA GROUP AG CHF1 (REGD)			**	233,516
LOT VACUUM CO LTD KRW500			**	57,647
LOTTE SHOPPING C0 KRW5000			**	27,932
LOTTERY CORPORATIO NPV			**	4,755
LOTTOMATICA GROUP NPV			**	1,325,881
LOTUS PHARMACEUTIC			**	1,846,406
LOUIS HACHETTE GR EUR0.2			**	312,287
LOUISIANA LOC GOVT ENVRNMNTL FACS & TAX-LA UTILS RESTRTN CORP 5.048% 12-01-2034	12/1/2034	5.05%	**	413,812
LOUISIANA-PACIFIC CORP COM			**	2,164,530
LOVESAC CO COM			**	106,126
LOWES COS INC 3.35% 04-01-2027	4/1/2027	3.35%	**	1,880,577
LOWES COS INC 4.0% 10-15-2028	10/15/2028	4.00%	**	2,560,682
LOWES COS INC 4.05% DUE 05-03-2047	5/3/2047	4.05%	**	412,425
LOWES COS INC 4.8% DUE 04-01-2026	4/1/2026	4.80%	**	1,391,096
LOWES COS INC COM			**	49,691,259
LPL FINL HLDGS INC COM			**	7,999,536
LPL HLDGS INC 4.9% 04-03-2028	4/3/2028	4.90%	**	304,504
LPL HLDGS INC 6.75% 11-17-2028	11/17/2028	6.75%	**	752,632
LPL HLDGS INC SR NT 5.7% 05-20-2027	5/20/2027	5.70%	**	764,449
LS CORP KRW5000			**	537,304
LS ECO ENERGY LTD KRW500			**	5,037
LUK FOOK HLDGS HKD0.10			**	289,844
LUKOIL PJSC			**	599,597
LUMAX INDUSTRIES INR10			**	128,709
LUMEN TECHNOLOGIES INC			**	433,869
LUMENTUM HLDGS INC COM			**	4,017,262
LUNDIN GOLD INC COM			**	16,636
LUNDIN MINING CORP COM NPV			**	1,385,957
LUOLAI LIFESTYLE TECHNOLOGY CO LTD 'A'CNY1 (STOCK CONNECT)			**	252,966
LUYE PHARMA GP LTD USD0.02			**	586,124
LUZERNER KTBK CHF3.70 (REGD)			**	95,713
LVMH MOET HENNESSY EUR0.30			**	15,014,810
LX INTERNATIONAL CORP KRW5000			**	48,416
LY CORP NPV			**	6,023,309
LYB INTL FIN III LLC 5.125% 01-15-2031	1/15/2031	5.12%	**	532,419
LYFT INC CL A CL A			**	3,200,137
LYNAS RARE EARTHS LTD			**	542,541
LYONDELLBASELL IND N V COM USD0.01 CL 'A'			**	1,261,892
M UP HOLDINGS INC			**	115,857
M&T BANK CORPORATION 5.179% 07-08-2031	7/8/2031	5.18%	**	272,234
M.P. EVANS GROUP ORD GBP0.10			**	84,625
MAANSHAN IRON&STL 'H'CNY1			**	28,378
MABUCHI MOTOR CO NPV			**	794,756
MACERICH CO REIT			**	1,443,074

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
MACMAHON HLDGS NPV			**	213,375
MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC COM STK			**	6,649,603
MACQUARIE BK LTD 0% CP 11-19-2026	11/19/2026	—%	**	5,640,530
MACQUARIE GROUP LTD 21/06/2028 4.098% 06-21-2028	6/21/2028	4.10%	**	5,000,935
MACQUARIE MEXICO REAL ESTATE MGMT			**	31,138
MACROGENICS INC COM			**	13,447
MACYS INC COM STK			**	14,729
MADISON PARK FUNDING LTD 20/04/2032 0% 04-20-2032	4/20/2032	5.14%	**	1,026,584
MADISON PK FDG LX LTD / MADISON PK 5.03802% 10-25-2037	10/25/2037	5.23%	**	4,515,993
MADISON PK FDG XXX FLTG RT 0% DUE 07-16-2037	7/16/2037	5.25%	**	10,434,838
MADISON SQUARE GARDEN ENTMT CORP CL A			**	879,377
MADRIGAL PHARMACEUTICALS INC COM			**	3,866,738
MAGNA INTERNATIONAL INC COMMON STOCK			**	19,417,190
MAGNERA CORP COM			**	370,067
MAGNITE INC COM			**	56,805
MAGNUM ICE CREAM C ORD EUR3.50 (DI)			**	34,543
MAGNUM ICE CREAM COMPANY N.V. NPV			**	360,112
MAGYAR TELEKOM HUF100			**	115,476
MAHINDRA &MAH FIN			**	318,851
MAKUS INC KRW500			**	26,254
MALIBU BOATS INC COM CL A COM CL A			**	4,440,085
MAMA S CREATIONS INC			**	24,282
MAN INFRACONSTRUCTION LTD INR2			**	74,146
MANGALORE REF &PET INR10			**	114,492
MANHATTAN ASSOCS INC COM			**	3,879,198
MANITOBA PROV CDA DEB SER GM 2.125% DUE 06-22-2026 REG	6/22/2026	2.12%	**	198,305
MANITOBA PROV CDA USD 4.3% 07-27-2033	7/27/2033	4.30%	**	3,989,070
MANNKIND CORP COM USD0.01(POST REV SPLIT)			**	131,516
MANPOWERGROUP INC			**	711,944
MANULIFE FINL CORP 4.15% DUE 03-04-2026	3/4/2026	4.15%	**	51,006
MAPLE GROVE FDG TR I PRE-CAPITALIZED TR SECS 4.161% 08-15-2051	8/15/2051	4.16%	**	1,479,153
MAPLEBEAR INC COM			**	3,185,394
MARA HOLDINGS INC COM USD0.0001			**	42,224
MARATHON PETE CORP 4.75% DUE 09-15-2044	9/15/2044	4.75%	**	214,462
MARATHON PETE CORP 5.125% 05-22-2019	12/15/2026	5.12%	**	1,375,226
MARATHON PETE CORP COM			**	327,212
MARATHON PETROLEUM CORP 5.15% 03-01-2030	3/1/2030	5.15%	**	2,565,084
MARAVAI LIFESCIENCES HLDGS INC CL A CL A			**	252,808
MARCOPOLO SA PRF NPV			**	15,340
MAREX GROUP PLC 5.829% 05-08-2028	5/8/2028	5.83%	**	304,938
MARICO LTD INR1			**	129,285
MARICOPA CNTY ARIZ INDL DEV AUTH ED 7.375% 10-01-2029	10/1/2029	7.38%	**	209,805
MARKEL GROUP INC			**	4,748,577
MARKEL GROUP INC 5% DUE 04-05-2046	4/5/2046	5.00%	**	279,400
MARKETAXESS HLDGS INC COM STK			**	1,045,269
MARKETECH INTERNATIONAL CORP			**	78,770
MARQETA INC COM USD0.001 A			**	1,543,422
MARRIOTT INTERNATIONAL INC 5.0% 10-15-2027	10/15/2027	5.00%	**	2,486,700

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
MARRIOTT INTL INC NEW 4.2% 07-15-2027	7/15/2027	4.20%	**	1,224,545
MARRIOTT INTL INC NEW 4.9% 04-15-2029	4/15/2029	4.90%	**	250,676
MARRIOTT INTL INC NEW 5.45% 09-15-2026	9/15/2026	5.45%	**	1,437,828
MARRIOTT INTL INC NEW 5.5% 04-15-2037	4/15/2037	5.50%	**	615,508
MARRIOTT INTL INC NEW COM STK CL A			**	24,717,441
MARRIOTT VACATIONS WORLDWIDE CORP COM			**	4,089,010
MARSH			**	27,132,486
MARSH & MCLENNAN COS INC 4.55% 11-08-2027	11/8/2027	4.55%	**	1,593,837
MARTIN MARIETTA 4.25% 12-15-2047	12/15/2047	4.25%	**	207,207
MARTIN MARIETTA MATLS INC COM			**	13,529,156
MARTINREA INTL INC COM NPV			**	1,518,089
MARUBENI CORP NPV			**	133,302
MARUBUN CORP NPV			**	28,264
MARUI GROUP CO LTD			**	73,977
MARUTI SUZUKI IND INR5			**	1,566,422
MARVELL TECHNOLOGY INC 5.75% 02-15-2029	2/15/2029	5.75%	**	3,510,965
MARVELL TECHNOLOGY INC COM			**	1,573,830
MARVELL TECHNOLOGY INC SR NT 4.75% 07-15-2030	7/15/2030	4.75%	**	872,233
MARVELL TECHNOLOGY INC SR NT 5.45% 07-15-2035	7/15/2035	5.45%	**	749,774
MASCO CORP 6.5% DUE 08-15-2032	8/15/2032	6.50%	**	328,201
MASCO CORP COM			**	545,502
MASCO CORP FIXED 2% DUE 10-01-2030	10/1/2030	2.00%	**	56,264
MASSACHUSETTS EDL FING AUTH SER 8-1 CL A1 FLTG 04-25-2038	4/25/2038	5.52%	**	2,075
MASTEC INC 5.9% 06-15-2029	6/15/2029	5.90%	**	281,482
MASTEC INC COM			**	13,995,802
MASTERBRAND INC COM			**	4,123,771
MASTERCARD INC 4.55% 03-15-2028	3/15/2028	4.55%	**	908,065
MASTERCARD INCORPORATED COM USD0.0001 CLASS A			**	113,846,602
MASTERCRAFT BOAT HLDGS INC COM			**	35,834
MASTR AST BACKED FLTG RT 4.00707% DUE 11-25-2036	11/25/2036	4.07%	**	1,014,334
MATADOR RES CO COM			**	772,408
MATCH GROUP INC NEW COM			**	3,343,242
MATIV HOLDINGS INC			**	229,185
MATRIMONY COM LTD INR5			**	50,868
MATRIX SVC CO COM			**	92,290
MAXELL LTD NPV			**	36,748
MAZDA MOTOR CORP NPV			**	1,146,324
MBANK SA PLN4			**	116,921
MBRF GLOBAL FOODS COMPANY SA			**	37,191
MBX BIOSCIENCES INC COM			**	214,504
MC DONALDS CORP COM			**	25,677,199
MCDONALDS CORP 4.45% DUE 03-01-2047 REG	3/1/2047	4.45%	**	77,269
MCDONALDS CORP 4.4% 02-12-2031	2/12/2031	4.40%	**	1,165,329
MCDONALD'S CORP FIXED 4.45% DUE 09-01-2048	9/1/2048	4.45%	**	212,165
MCDONALDS CORP MEDIUM TERM NTS BOOK 3.625% DUE 09-01-2049	9/1/2049	3.62%	**	177,178
MCJ CO LTD NPV			**	22,625
MCKESSON CORP			**	38,957,213
MCKESSON CORP NEW 4.25% 09-15-2029	9/15/2029	4.25%	**	399,422

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
MCNEX CO.LTD KRW500			**	235,518
MDA SPACE LTD COM NPV			**	812,367
MEARS GROUP ORD GBP0.01			**	929,850
MEBUKI FINANCIAL GROUP INC NPV			**	62,249
MECHEL PJSC RUB10(RUB)			**	641
MECHEL-PFD			**	448
MEDIAALPHA INC CL A CL A			**	396,011
MEDIATEK INC TWD10			**	12,242,644
MEDIBANK PRIVATE L NPV			**	540,620
MEDLINE INC CL A CL A			**	1,944,474
MEDPACE HLDGS INC COM			**	6,560,072
MEDSTAR HEALTH INC 3.626% DUE 08-15-2049	8/15/2049	3.63%	**	440,198
MEDTRONIC INC 2.95% 10-15-2030	10/15/2030	2.95%	**	117,250
MEDTRONIC PLC COMMON STOCK STOCK			**	31,664,258
MEGACABLE HOLDINGS-CPO COM STK			**	15,534
MEGAPORT LTD NPV			**	85,213
MEIDENSHA CORP NPV			**	14,214
MEIJI HOLDINGS CO NPV			**	351,290
MEIRAGTX HOLDINGS PLC			**	71,653
MELCO RESORTS & ENTERTAINMENT LIMITED			**	764,161
MELIA HOTELS INTL EUR0.2			**	363,694
MEMORIAL HLTH SVCS 3.447% DUE 11-01-2049	11/1/2049	3.45%	**	341,975
MERCADOLIBRE INC COM STK			**	10,379,482
MERCEDES-BENZ AUTO FIXED 4.51% DUE 11-15-2027	11/15/2027	4.51%	**	190,665
MERCEDES-BENZ AUTO RECEIVABLES SR 25-1 CL A3 4.78% 12-17-2029	12/17/2029	4.78%	**	10,779,553
MERCEDES-BENZ GROUP AG			**	177,361
MERCK & CO INC 2.9% DUE 12-10-2061	12/10/2061	2.90%	**	186,883
MERCK & CO INC 2.75% DUE 12-10-2051 BEO	12/10/2051	2.75%	**	155,405
MERCK & CO INC 4.15% 03-15-2031	3/15/2031	4.15%	**	1,551,140
MERCK & CO INC 5.5% 03-15-2046	3/15/2046	5.50%	**	240,002
MERCK & CO INC NEW 4.45% DUE 12-04-2032	12/4/2032	4.45%	**	2,392,609
MERCK & CO INC NEW 5.7% DUE 12-04-2065	12/4/2065	5.70%	**	208,416
MERCK & CO INC NEW COM			**	10,811,465
MERCK KGAA NPV			**	11,537,725
MERCURY GEN CORP NEW COM			**	1,261,533
MERIT MED SYS INC COM			**	4,449,307
MERITAGE HOMES CORP COM			**	1,028,191
MERLIN PROPERTIES EUR1			**	86,277
MERRILL LYNCH MTG FLTG RT 4.58207% DUE 09-25-2035	9/25/2035	4.64%	**	2,840
MERTIZ FINANCIAL GROUP			**	676,928
MESA LABS INC COM			**	2,692,158
MESOBLAST LTD COMSTK			**	425,476
META FINL GROUP INC COM			**	56,019
META PLATFORMS INC 4.2% 11-15-2030	11/15/2030	4.20%	**	4,329,801
META PLATFORMS INC 4.3% 08-15-2029	8/15/2029	4.30%	**	565,061
META PLATFORMS INC 4.6% 11-15-2032	11/15/2032	4.60%	**	827,698
META PLATFORMS INC 4.875% 11-15-2035	11/15/2035	4.88%	**	2,140,729

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
META PLATFORMS INC 5.4% 08-15-2054	8/15/2054	5.40%	**	615,965
META PLATFORMS INC 5.55% 08-15-2064	8/15/2064	5.55%	**	791,197
META PLATFORMS INC 5.6% DUE 05-15-2053	5/15/2053	5.60%	**	144,085
META PLATFORMS INC 5.625% 11-15-2055	11/15/2055	5.62%	**	413,525
META PLATFORMS INC COM USD0.000006 CL 'A'			**	171,264,669
META PLATFORMS INC FIXED 4.45% DUE 08-15-2052	8/15/2052	4.45%	**	440,799
META PLATFORMS INC SR NT 5.75% 11-15-2065	11/15/2065	5.75%	**	143,636
METALS EXPLOR.(UK) ORD GBP0.0001			**	112,132
METALS X LTD NPV			**	391,979
METAWATER CO LTD NPV			**	85,872
METLEN ENGY & MET. ORD EUR1			**	1,097,184
METLIFE INC 5.25% DUE 01-15-2054	1/15/2054	5.25%	**	314,906
METLIFE INC COM STK USD0.01			**	6,716,768
METRO BANK HOLDING ORD GBP0.000001			**	79,861
METROPOLE TV-(M6) EUR0.40			**	40,511
MEXICO(UTD MEX ST) 4% GTD 30/11/2028 DUAL CURR	11/30/2028	34.66%	**	19,204
MFA 2020-NQM2 TR 1.381% DUE 04-25-2065	4/25/2065	1.38%	**	73,550
MFA 2023-NQM2 TR FLTG RT 4.4% DUE 03-25-2068	3/25/2068	4.40%	**	2,041,323
MFA 2023-NQM4 TR 6.105% DUE 12-25-2068	12/25/2068	6.10%	**	1,700,291
*MFB NT COLLECTIVE 1-10 YR.INTERMEDIATE GOVT BOND INDEX FD-NON-LENDING			**	402,437,502
*MFB NT COLLECTIVE AGGREGATE BOND INDEX FUND-NON LENDING			**	7,532,439,519
*MFB NT COLLECTIVE LONG-TERM GOVT BD INDEX FUND-NON-LENDING			**	159,373,222
*MFB NT COLLECTIVE RUSSELL 2000 INDEX FUND - DC - NON LENDING (TIER J)			**	4,301,114,287
MFE-MEDIAFOREUROPE N.V. EUR0.06 A			**	386,824
MFO AEW GLOBAL PROPERTIES TRUST FUND DC PLAN CLASS B 00105A30-0452			**	327,594,627
MFO JPMORGAN MBS FUND COMMINGLED			**	335,898,839
MFO PIMCO ABS AND SHORT TERM INVESTMENT PORT			**	125,753
MFO PIMCO COMMODITIES PLUS COLTV TR (SEI) 92202			**	62,232,649
MFO PIMCO FDS PAC INVT MGMT SER SHORT-TERM PORTFOLIO INSTL CL			**	2,913,828
MFO PIMCO FDS PAC INVT MGMT SER INVT GRADE CR BD PORT INSTL CL			**	40,540
MFO PIMCO FDS PIMCO SECTOR FD SER H			**	2,915,844
MFO PIMCO LONG DURATION CREDIT BOND PORT			**	111,700,300
MFO PIMCO SHORT TERM FLOATING NAV II			**	57,398,023
MFO WTC CIF II DIVERSIFIED REAL ASSETS SERIES			**	583,442,942
MGAME CORP KRW500			**	95,536
MGM CHINA HLDGS LT HKD1			**	943,226
MGM RESORTS INTERNATIONAL COM			**	17,880
MHP COML MTG TR 2025-MHIL2 COML MTG PASSTHRU CTF CL B 5.48019% 09-15-2040	9/15/2040	5.55%	**	1,249,998
MI TECHNOVATION NPV			**	32,505
MIAMI INTL HLDGS INC COM			**	557,191
MICHELIN (CGDE) EUR0.50 (POST SUBDIVISION)			**	6,774,552
MICHIGAN FIN AUTH REV MUNI 3.384% 12-01-2040	12/1/2040	3.38%	**	5,917,958
MICROCHIP TECHNOLOGY INC 4.9% 03-15-2028	3/15/2028	4.90%	**	1,297,912
MICROCHIP TECHNOLOGY INC COM			**	305,474
MICRON TECH INC COM			**	11,759,177
MICRON TECHNOLOGY INC 2.703% 04-15-2032	4/15/2032	2.70%	**	444,605
MICRON TECHNOLOGY INC 5.3% 01-15-2031	1/15/2031	5.30%	**	2,114,712
MICROSOFT CORP 2.921% 03-17-2052 USD	3/17/2052	2.92%	**	36,849

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
MICROSOFT CORP COM			**	370,059,253
MICROSOFT CORP SR NT 2.5% 09-15-2050	9/15/2050	2.50%	**	480,772
MID-AMERICA APARTMENT 1.7% DUE 02-15-2031 BEO	2/15/2031	1.70%	**	298,080
MIDAMERICAN ENERGY 4.4% DUE 10-15-2044	10/15/2044	4.40%	**	563,212
MIDAMERICAN ENERGY 5.858% 09-15-2054	9/15/2054	5.85%	**	206,285
MIDDLEBY CORP COM			**	5,133,129
MIDLAND STS BANCORP INC ILL COM			**	171,879
MIDMICHIGAN HEALTH 3.409% DUE 06-01-2050	6/1/2050	3.41%	**	278,502
MIGOS TICARET A.S COMSTK			**	572,385
MILLER INDS INC TENN COM NEW			**	205,124
MILLERKNOLL INC COM STK USD0.20			**	4,590,474
MILLICOM INTERNATIONAL CELLULAR COM USD1.50 (POST-SUBD)			**	107,886
MILLROSE PROPERTIES INC. COM USD0.01 CL A WI			**	1,897,044
MINDA CORP LTD INR2			**	434,666
MINDSPACE BUS PRK NPV(REIT)			**	261,378
MINERALYS THERAPEUTICS INC COM			**	129,229
MINERVA SA COM NPV			**	114,790
MINISTRY FIN PEOPLES REP CHINA 3.625% 11-13-2028	11/13/2028	3.62%	**	302,428
MINISTRY FIN PEOPLES REP CHINA BD 144A 3.75% 11-13-2030	11/13/2030	3.75%	**	202,260
MINSHENG EDUCATION GROUP CO LTD USD0.00001			**	13,612
MINTO APT REAL UNIT			**	242,620
MIRAE ASSET SEC 2ND PRF KRW5000			**	944,827
MIRAE ASSET SECURITIES CO LTD			**	225,015
MIRAI CORPORATION REIT			**	130,224
MIRUM PHARMACEUTICALS INC COM			**	829,632
MIRVAC GROUP STAPLED SECURITIES			**	449,894
MISSION PRODUCE INC COM			**	64,334
MITIE GROUP ORD GBP0.025			**	146,465
MITRABARA ADIPERDA IDR100			**	7,509
MITSUBISHI ELEC CP NPV			**	14,494,035
MITSUBISHI ESTAT.L REIT			**	5,087
MITSUBISHI HVY IND NPV			**	1,773,683
MITSUBISHI KAKOKI NPV			**	74,069
MITSUBISHI MATERLS NPV			**	1,219,860
MITSUBISHI RESEARC NPV			**	636,703
MITSUBISHI STEEL NPV			**	105,379
MITSUBISHI UFJ 1.538% DUE 07-20-2027	7/20/2027	1.54%	**	4,315,273
MITSUBISHI UFJ 2.309% DUE 07-20-2032	7/20/2032	2.31%	**	1,071,408
MITSUBISHI UFJ 2.757% DUE 09-13-2026	9/13/2026	2.76%	**	299,556
MITSUBISHI UFJ 5.017% DUE 07-20-2028	7/20/2028	5.02%	**	2,085,542
MITSUBISHI UFJ 5.188% DUE 09-12-2036	9/12/2036	5.19%	**	468,198
MITSUBISHI UFJ FIN GRP BDS 3.195% 07-18-2029	7/18/2029	3.20%	**	7,257,466
MITSUBISHI UFJ FIN GRP 5.197% 01-16-2031	1/16/2031	5.20%	**	1,389,494
MITSUBISHI UFJ FINANCIAL GROUP INC 5.242% DUE 04-19-2029	4/19/2029	5.24%	**	862,462
MITSUBISHI UFJ FINANCIAL GROUP INC SR NT2.048% 07-17-2030	7/17/2030	2.05%	**	3,635,613
MITSUBISHI UFJ FINL GROUP INC 5.574% 01-16-2036	1/16/2036	5.57%	**	419,364
MITSUBISHI UFJ FINL GROUP INC SR CALL FXD TO FXD RESET 1.64% 10-13-2027	10/13/2027	1.64%	**	3,695,761
MITSUBISHI UFJ FINL GROUP INC SR CALL NTFXD TO FXD RESET 4.527% 09-12-2031	9/12/2031	4.53%	**	3,079,401

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
MIURA CO LTD NPV			**	151,228
MIXI. INC NPV			**	187,895
MIZUHO BANK LTD/NY 03-10-2025 CD FRN 03-06-2026			**	1,484,643
MIZUHO FINANCIAL GROUP NPV			**	5,851,096
MIZUHO FINL GROUP 5.382% 07-10-2030	7/10/2030	5.38%	**	3,187,114
MIZUHO FINL GROUP INC 2.172% DUE 05-22-2032 REG	5/22/2032	2.17%	**	4,356,593
MIZUHO FINL GROUP INC 2.201% 07-10-2031	7/10/2031	2.20%	**	4,554,351
MIZUHO FINL GROUP INC 2.869% 09-13-2030	9/13/2030	2.87%	**	3,146,934
MIZUHO FINL GROUP INC 5.376% 05-26-2030	5/26/2030	5.38%	**	970,918
MKS INC			**	11,973,015
MLP COMPASS DIVERSIFIED HLDGS FORMERLY COMP SH BEN INT			**	264,662
MLP XPLR INFRASTRUCTURE LP COM UNIT LTD PARTNERSHIP INT			**	137,370
MMC NORILSK NICKEL ADR EACH REPR 1/10 SHARE (S			**	8
MMC NORILSK NICKEL PJSC			**	265,182
MMG LTD NPV			**	739,143
MN HOLDINGS BHD NPV			**	135,399
MNTN INC CL A CL A			**	1,179,182
MOBILE TEL SYSTEMS KWD0.1			**	650,453
MOBILE TELESYSTEMS PJSC			**	62,603
MODERNA INC COM			**	1,009,413
MODETOUR NETWORK I KRW500			**	39,397
MODINE MFG CO COM STK			**	2,085,960
MOIL LTD			**	367,105
MOLINA HEALTHCARE INC COM			**	582,227
MOLSON COORS BEVERAGE COMPANY COM USD0.01 CLASS B			**	257,394
MOMENTUM GROUP LTD ZAR0.000001			**	347,162
MONARCH CASINO & RESORT INC COM			**	55,219
MONDAY COM LTD COM NPV			**	26,413
MONDELEZ INTL INC COM			**	16,884,318
MONETA MONEY BANK CZK20.00			**	5,606,120
MONGODB INC CL A CL A			**	193,057
MONOLITHIC PWR SYS INC COM			**	580,070
MONOPAR THERAPEUTICS INC COM NEW			**	168,213
MONSTER BEVERAGE CORP NEW COM			**	26,019,038
MOODYS CORP COM			**	1,550,941
MORGAN STANLEY 1.794% 02-13-2032	2/13/2032	1.79%	**	2,290,437
MORGAN STANLEY 1.928% DUE 04-28-2032	4/28/2032	1.93%	**	615,334
MORGAN STANLEY 2.239% 07-21-2032	7/21/2032	2.24%	**	5,425,674
MORGAN STANLEY 2.475% 01-21-2028	1/21/2028	2.48%	**	4,717,863
MORGAN STANLEY 2.511% 10-20-2032	10/20/2032	2.51%	**	1,571,315
MORGAN STANLEY 2.699% DUE 01-22-2031	1/22/2031	2.70%	**	2,257,667
MORGAN STANLEY 3.125% DUE 07-27-2026	7/27/2026	3.12%	**	307,625
MORGAN STANLEY 3.625% DUE 01-20-2027	1/20/2027	3.62%	**	4,169,553
MORGAN STANLEY 3.772% 01-24-2029	1/24/2029	3.77%	**	3,003,830
MORGAN STANLEY 3.79%-FRN SNR 21/03/30 EUR	3/21/2030	3.79%	**	360,722
MORGAN STANLEY 3.955% 03-21-2035	3/21/2035	3.96%	**	834,596
MORGAN STANLEY 3.971% 07-22-2038	7/22/2038	3.97%	**	225,352
MORGAN STANLEY 4.133% 10-18-2029	10/18/2029	4.13%	**	3,627,936

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
MORGAN STANLEY 4.3% DUE 01-27-2045	1/27/2045	4.30%	**	304,119
MORGAN STANLEY 4.35 DUE 09-08-2026	9/8/2026	4.35%	**	7,723,508
MORGAN STANLEY 4.431% 01-23-2030	1/23/2030	4.43%	**	313,923
MORGAN STANLEY 4.654% 10-18-2030	10/18/2030	4.65%	**	1,888,769
MORGAN STANLEY 4.892% 10-22-2036	10/22/2036	4.89%	**	33,774
MORGAN STANLEY 5.042% 07-19-2030	7/19/2030	5.04%	**	2,386,950
MORGAN STANLEY 5.123% DUE 02-01-2029	2/1/2029	5.12%	**	296,097
MORGAN STANLEY 5.164% 04-20-2029	4/20/2029	5.16%	**	11,090,634
MORGAN STANLEY 5.173% 01-16-2030	1/16/2030	5.17%	**	14,146,762
MORGAN STANLEY 5.23% 01-15-2031	1/15/2031	5.23%	**	902,269
MORGAN STANLEY 5.25% 04-21-2034	4/21/2034	5.25%	**	763,230
MORGAN STANLEY 5.32% 07-19-2035	7/19/2035	5.32%	**	1,578,283
MORGAN STANLEY 5.449% 07-20-2029	7/20/2029	5.45%	**	3,846,155
MORGAN STANLEY 5.466% 01-18-2035	1/18/2035	5.47%	**	2,676,992
MORGAN STANLEY 5.652% 04-13-2028	4/13/2028	5.65%	**	2,824,896
MORGAN STANLEY 5.656% 04-18-2030	4/18/2030	5.66%	**	2,542,747
MORGAN STANLEY 5.831% 04-19-2035	4/19/2035	5.83%	**	329,978
MORGAN STANLEY 5.948% 01-19-2038	1/19/2038	5.95%	**	474,189
MORGAN STANLEY 6.342% 10-18-2033	10/18/2033	6.34%	**	241,398
MORGAN STANLEY 6.407% 11-01-2029	11/1/2029	6.41%	**	424,118
MORGAN STANLEY 6.627% 11-01-2034	11/1/2034	6.63%	**	8,962,771
MORGAN STANLEY BANK NA 5.504% 05-26-2028	5/26/2028	5.50%	**	9,320,171
MORGAN STANLEY BK 2.84% DUE 11-15-2049	11/15/2049	2.84%	**	3,587,898
MORGAN STANLEY BK AMER MERRILL LYNCH TR 2017-C34 CL A-SB 3.354% 11-15-2052	11/15/2052	3.35%	**	675,679
MORGAN STANLEY BK N A 4.447% 10-15-2027	10/15/2027	4.45%	**	1,713,640
MORGAN STANLEY BK N A 4.968% 07-14-2028	7/14/2028	4.97%	**	1,698,662
MORGAN STANLEY BK N A 5.016% 01-12-2029	1/12/2029	5.02%	**	11,009,012
MORGAN STANLEY BK N A SALT LAKE CITY UTAH 4.952% 01-14-2028	1/14/2028	4.95%	**	3,879,294
MORGAN STANLEY BK N A SALT LAKE CY GLOBAL NT SER A 3/A2 4.754% 04-21-2026	4/21/2026	4.75%	**	778,472
MORGAN STANLEY COM STK USD0.01			**	52,244,594
MORGAN STANLEY DIRECT LENDING FD 6.15% 05-17-2029	5/17/2029	6.15%	**	1,232,996
MORGAN STANLEY FIXED 1.593% DUE 05-04-2027	5/4/2027	1.59%	**	10,996,728
MORGAN STANLEY FIXED 5.516% 11-19-2055	11/19/2055	5.52%	**	148,757
MORGAN STANLEY FLTG RT 6.296% DUE 10-18-2028	10/18/2028	6.30%	**	308,581
MORGAN STANLEY MTN 1.512% DUE 07-20-2027	7/20/2027	1.51%	**	1,304,282
MORGAN STANLEY PRIVATE BANK 4.734% 07-18-2031	7/18/2031	4.73%	**	2,734,151
MORGAN STANLEY PRIVATE BANK NATIONA 4.204% 11-17-2028	11/17/2028	4.20%	**	2,919,654
MORGAN STANLEY PVT BK 4.465% 11-19-2031	11/19/2031	4.46%	**	1,805,636
MORGAN STANLEY SR NT FIXED / FLTG 4.994%04-12-2029	4/12/2029	4.99%	**	9,363,704
MORGAN STANLEY SR NT FIXED / FLTG 5.192%04-17-2031	4/17/2031	5.19%	**	3,743,707
MORGAN STANLEY SR NT FIXED / FLTG 5.664%04-17-2036	4/17/2036	5.66%	**	32,604
MORI HILLS REIT REIT			**	34,221
MORIROKU CO LTD NPV			**	41,386
MORNINGSTAR INC COM STK			**	1,204,984
MOSAIC CO/THE			**	1,139,047
MOTHERSON SUMI LIMITED DEMAT EQUITY			**	101,793
MOTILAL OSWAL FINA INR1			**	256,241
MOTOR OIL REFIN SA EUR0.75			**	117,898

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
MOTOROLA SOLUTIONS 4.6% DUE 02-23-2028	2/23/2028	4.60%	**	70,725
MOTOROLA SOLUTIONS INC			**	5,162,554
MOTOROLA SOLUTIONS INC 2.3% DUE 11-15-2030/08-14-2020 REG	11/15/2030	2.30%	**	208,986
MOTUS HOLDINGS LTD NPV			**	40,685
MOURA DUBEUX ENGEN COM NPV			**	228,927
MOVADO GROUP INC COM			**	158,094
MPI CORPORATION TWD10			**	787,702
MPLUS CORP KRW500			**	49,781
MPLX LP 1.75% DUE 03-01-2026	3/1/2026	1.75%	**	11,217,645
MPLX LP 2.65% DUE 08-15-2030	8/15/2030	2.65%	**	2,595,689
MPLX LP 4% 03-15-2028	3/15/2028	4.00%	**	1,547,158
MPLX LP 4.5% 04-15-2038	4/15/2038	4.50%	**	301,682
MPLX LP 5.0% 03-01-2033	3/1/2033	5.00%	**	301,863
MPLX LP 5.4% 04-01-2035	4/1/2035	5.40%	**	322,624
MPLX LP 5.5% 06-01-2034	6/1/2034	5.50%	**	802,289
MPLX LP 5.95% 04-01-2055	4/1/2055	5.95%	**	314,462
MPLX LP FIXED 4.125% DUE 03-01-2027	3/1/2027	4.12%	**	735,341
MPLX LP SR NT 4.95% 03-14-2052	3/14/2052	4.95%	**	253,217
MR PRICE GROUP COM STK			**	98,092
MSA SAFETY INC COM			**	7,393,664
MSC INDL DIRECT INC CL A COM			**	4,513,058
MTAR TECHNOLOGIES INR10			**	896,911
MTN COML MTG TR FLTG RT 5.0869% DUE 03-15-2039	3/15/2039	5.16%	**	2,498,444
MTU AERO ENGINES A NPV (REGD)			**	5,191,407
MUELLER INDS INC COM			**	1,774,234
MUELLER WTR PRODS INC COM STK			**	148,446
MUENCHENER RUECKVE NPV(REGD)			**	1,067,666
MULTI COMMODITY EX INR10			**	784,407
MULTICAMPUS CO LTD KRW5000			**	20,766
MULTICLASS SR 5410 CL DF FLTG RT 05-25-2054	5/25/2054	5.32%	**	950,063
MULTIPLAN EMPREEND COM NPV			**	308,814
MUNICIPAL ELEC AUTH GA 2.257% 01-01-2029BEO TAXABLE	1/1/2029	2.26%	**	3,572,526
MUNICIPAL ELEC AUTH GA 2.397% 01-01-2030BEO TAXABLE	1/1/2030	2.40%	**	2,395,302
MUNICIPAL ELEC AUTH GA 6.655% 04-01-2057BEO TAXABLE	4/1/2057	6.66%	**	2,109,724
MURATA MANUFACTURING CO. NPV			**	1,791,311
MURPHY OIL CORP COM			**	4,087,500
MXC SOLUTIONS PRIVATE LTD			**	1,076,655
MYLAN N V FIXED 3.95% DUE 06-15-2026	6/15/2026	3.95%	**	4,622,597
MYR GROUP INC DEL COM STK			**	1,954,264
MYRIAD GENETICS INC COM			**	387,020
N-ABLE INC COM			**	412,492
NACHI-FUJIKOSHI CO NPV			**	36,078
NAMEN-AKT VZ HOLDING AG			**	199,543
NAMUGA CO LTD KRW500			**	119,753
NAN YA PRINTED CIR TWD10			**	1,418,978
NANYA TECHNOLOGY C TWD10			**	2,684,267
NAPCO SECURITY TECHNOLOGIES INC			**	782,250
NARAYANA HRUDAYALA INR10			**	53,952

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
NASDAQ INC			**	24,583,214
NASDAQ INC 5.55% 02-15-2034	2/15/2034	5.55%	**	293,445
NASDAQ INC 6.1% 06-28-2063	6/28/2063	6.10%	**	158,019
NASPERS NPV POST SPLT			**	1,677,629
NATERA INC COM			**	3,953,864
NATIONAL ALUMINUM			**	941,329
NATIONAL BANK OF CANADA 4.95% 02-01-2028	2/1/2028	4.95%	**	6,180,724
NATIONAL BANK OF CANADA 5.6% 12-18-2028	12/18/2028	5.60%	**	3,461,624
NATIONAL BEVERAGE CORP COM			**	314,276
NATIONAL BK HLDGS CORP CL A COM STK			**	4,637,980
NATIONAL ENERGY SERVICES REU			**	419,187
NATIONAL FERTI.LTD INR10			**	93,257
NATIONAL FL GAS CO 2.95% DUE 03-01-2031	3/1/2031	2.95%	**	1,643,040
NATIONAL GRID PLC 5.418% 01-11-2034	1/11/2034	5.42%	**	777,268
NATIONAL GRID PLC 5.809% 06-12-2033	6/12/2033	5.81%	**	4,154,052
NATIONAL HEALTHCARE CORP COM			**	1,076,979
NATIONAL MEDICAL C SAR10			**	797,314
NATIONAL RURAL UTILITIES COOP FIN 5.15% 06-15-2029	6/15/2029	5.15%	**	335,319
NATIONAL RURAL UTILS COOP 5.6% 11-13-2026	11/13/2026	5.60%	**	353,748
NATIONAL RURAL UTILS COOP FIN CORP MEDIUFLTG RT 10-30-2026	10/30/2026	4.26%	**	3,345,504
NATIONWIDE BLDG 4.85% DUE 07-27-2027	7/27/2027	4.85%	**	5,580,502
NATL AUSTRALIA BK 3.905% DUE 06-09-2027	6/9/2027	3.90%	**	2,771,537
NATL BK CDA MEDIUM FLTG RT 4.702% DUE 03-05-2027	3/5/2027	4.70%	**	3,068,397
NATL BK OF CANADA COM NPV			**	1,737,748
NATL BK OF GREECE			**	1,882,816
NATL FUEL GAS CO COM			**	369,317
NATL HLTH INVS INC 3% DUE 02-01-2031	2/1/2031	3.00%	**	1,635,346
NATL MOBILE TELECO KWD0.1			**	31,117
NATL RURAL UTILS 4.15% DUE 08-25-2028	2/7/2028	4.75%	**	809,432
NATL RURAL UTILS COOP FIN CORP 4.12% 09-16-2027	9/16/2027	4.12%	**	278,329
NATL RURAL UTILS COOP FIN CORP 4.75% 02-07-2028	2/7/2028	4.75%	**	434,678
NATL SECS CLEARING 4.7% DUE 05-20-2030	5/20/2030	4.70%	**	3,989,046
NATURA COSMETICOS SA COM NPV			**	43,234
NATURAL GROCERS BY VITAMIN COTTAGE INC COM USD0.001			**	23,948
NATWEST GROUP PLC 1.642% 06-14-2027	6/14/2027	1.64%	**	4,945,790
NATWEST GROUP PLC 4.892% 05-18-2029	5/18/2029	4.89%	**	16,105,993
NATWEST GROUP PLC 4.964% 08-15-2030	8/15/2030	4.96%	**	408,550
NATWEST GROUP PLC 5.115% 05-23-2031	5/23/2031	5.12%	**	924,454
NATWEST GROUP PLC 5.583% 03-01-2028	3/1/2028	5.58%	**	948,454
NATWEST GROUP PLC 5.778% 03-01-2035	3/1/2035	5.78%	**	635,637
NATWEST GROUP PLC 5.847% DUE 03-02-2027	3/2/2027	5.85%	**	1,457,870
NATWEST GROUP PLC ORD GBP1.0769			**	23,583,811
NATWEST GROUP PLC SR GLBL COCO 5.076% 01-27-2030	1/27/2030	5.08%	**	286,351
NAVAN INC CL A CL A			**	584,068
NAVER CORPORATION KRW500			**	2,232,168
NAVIENT PRIVATE ED LN TR 2020-I 4.79467%04-15-2069	4/15/2069	4.86%	**	3,500,971
NAVIENT PVT ED 5.66% DUE 10-15-2072	10/15/2072	5.66%	**	3,470,774
NAVIN FLUORINE INTERNATIONAL INR2			**	399,675

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
NBT BANCORP INC COM			**	2,862,472
NCC SER'B'NPV			**	678,863
NCINO INC NEW COM			**	4,396,619
NCL INDUSTRIES INR10			**	36,196
NCR VOYIX CORP COM STK USD0.01			**	64,260
NCSOFT CORP KRW500			**	303,114
NEC CORP NPV			**	3,611,254
NEDAP (NED APP) NV EUR0.10			**	672,459
NEKTAR THERAPEUTICS COM NEW			**	47,354
NELNET INC CL A CL A			**	69,937
NELNET STUDENT LN TR 2025-C 4.67% 06-22-2065	6/22/2065	4.67%	**	4,762,762
NEMETSCHEK SE ORD NPV			**	25,503
NEO JAPAN INC NPV			**	20,843
NEOGENOMICS INC COM NEW COM NEW			**	4,410
NEOWIZ KRW500			**	106,829
NEPES CORPORATION KRW500			**	47,020
NERDWALLET INC CL A CL A			**	349,305
NESTLE SA			**	10,798,685
NETBAY PLC THB1 (NVDR)			**	42,120
NETEASE CLOUD MUSIC INC			**	4,779
NETEASE INC COMSTK			**	17,951,572
NETFLIX INC 5.4% 08-15-2054	8/15/2054	5.40%	**	311,127
NETFLIX INC 5.875% DUE 11-15-2028	11/15/2028	5.88%	**	1,682,853
NETFLIX INC COM STK			**	31,474,294
NETGEAR INC COM			**	466,144
NETMARBLE CORPORATION			**	23,513
NETSCOUT SYS INC COM			**	135,868
NETSTREIT CORP COM USD0.01			**	3,149,587
NETWEALTH GROUP NPV			**	174,604
NETWEB TECHNOLOGIE INR2			**	857,968
NEUBERGER BERMAN CLO LTD SR 15-20A CL A1R3 FLTG RT 04-15-2039	4/15/2039	5.05%	**	3,735,886
NEULAND LABORITIE INR10			**	40,859
NEUREN PHARMACEUTI NPV			**	165,836
NEUROCRINE BIOSCIENCES INC COM			**	3,322,651
NEVADA PWR CO 6.0% 03-15-2054	3/15/2054	6.00%	**	205,480
NEW CHINA LIFE INS CO LTD			**	28,629
NEW GOLD INC CDA COM			**	12,307
NEW ISSUE HOME DEPOT 30YR USD 3.625% 04-15-2052	4/15/2052	3.62%	**	190,440
NEW POWER PLASMA C KRW100			**	53,209
NEW YORK & FIXED 2.606% DUE 08-01-2060	8/1/2060	2.61%	**	54,701
NEW YORK N Y CITY HSG DEV CORP MULTIFAMILY 5.458% 12-15-2031	12/15/2031	5.46%	**	436,850
NEW YORK N Y CITY TRANSITIONAL FIN AUTH REV 3.13% 11-01-2028 BEO TAXABLE	11/1/2028	3.13%	**	14,133,324
NEW YORK N Y CITY TRANSITIONAL FIN AUTH REV 4.375% 05-01-2037 BEO TAXABLE	5/1/2037	4.38%	**	963,751
NEW YORK ST DORM AUTH ST PERS INCOME TAXREV 5.051% 09-15-2027 BEO TAXABLE	9/15/2027	5.05%	**	612,567
NEW YORK ST URBAN DEV CORP REV 3.9% 03-15-2033	3/15/2033	3.90%	**	11,574,518
NEW YORK ST URBAN DEV CORP REV 3.9% 03-15-2033	3/15/2033	3.90%	**	2,789,174
NEW YORK TIMES CO CL A ISIN #US6501111073			**	2,230,603
NEWAMSTERDAM PHARMA CO NV ORD			**	109,906

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
NEWBORN TOWN INC COM			**	310,534
NEWELL BRANDS INC COM			**	5,123,106
NEWFIELD EXPL CO 5.375% DUE 01-01-2026	1/1/2026	5.38%	**	503,000
NEWGATE FUND.PLC FRN M/BKD 12/2050 GBP 'A3A'	12/1/2050	4.26%	**	515,465
NEWMONT CORPORATION			**	2,955,260
NEWPRINCES S.P.A. NPV			**	21,282
NEXANS SA EUR1			**	2,246,328
NEXEN TIRE CP KRW500			**	66,249
NEXON CO LTD NPV			**	856,982
NEXT ORD GBP0.10			**	657,074
NEXTDOOR HLDGS INC CL A CL A			**	164,592
NEXTEER AUTOMOTIVE GROUP LIMITED HKD0.1			**	1,298,718
NEXTERA ENERGY CAP 1.9% DUE 06-15-2028	6/15/2028	1.90%	**	1,516,362
NEXTERA ENERGY CAP 3.83% DEB 12/06/2030 CAD1	6/12/2030	3.83%	**	441,549
NEXTERA ENERGY CAP 4.625% DUE 07-15-2027	7/15/2027	4.62%	**	4,436,708
NEXTERA ENERGY CAP 4.67% DEB 12/06/2035 CAD1	6/12/2035	4.67%	**	445,694
NEXTERA ENERGY CAP 5.38% 02-28-2053	2/28/2053	5.25%	**	140,175
NEXTERA ENERGY CAP HLDGS INC 1.875% 01-15-2027	1/15/2027	1.88%	**	2,624,886
NEXTERA ENERGY CAP HLDGS INC 2.25% DUE 06-01-2030/05-12-2020 REG	6/1/2030	2.25%	**	2,526,226
NEXTERA ENERGY CAP HLDGS INC 4.85% 02-04-2028	2/4/2028	4.85%	**	5,643,807
NEXTERA ENERGY CAP HLDGS INC 4.9% 02-28-2028	2/28/2028	4.90%	**	3,645,795
NEXTERA ENERGY CAP HLDGS INC 5.05% 03-15-2030	3/15/2030	5.05%	**	1,912,061
NEXTERA ENERGY CAP HLDGS INC 5.55% 03-15-2054	3/15/2054	5.55%	**	1,647,715
NEXTERA ENERGY CAPITAL 4.685% 09-01-2027	9/1/2027	4.68%	**	2,676,947
NEXTERA ENERGY INC COM			**	21,724,474
NEXTIN INC KRW500			**	822,242
NEXTPOWER INC			**	1,784,710
NEXUS SELECT TRUST INR10			**	28,981
NEXXEN INTERNATIONAL LTD ORD			**	65,413
NGK INSULATORS LTD NPV			**	361,300
NH INVESTMENT & SE PFD KRW5000			**	126,885
NH INVESTMENT AND SECURITIES CO LTD KRW5000			**	30,774
NICE CORPORATION			**	38,269
NICKEL INDUSTRIES LTD NPV			**	311,034
NIDEC CORPORATION NPV			**	349,564
NIHON DENKEI CO NPV			**	99,927
NIHON KOHDEN CORP NPV			**	83,750
NIKE INC CL B			**	963,486
NIKKISO CO LTD NPV			**	743,623
NINE DRAGONS PAPER HKD0.1			**	830,673
NINETY ONE LIMITED NPV			**	14,026
NINETY ONE PLC ORD GBP0.0001			**	146,807
NINTENDO CO LTD NPV			**	270,375
NIPPON AVIONICS CO NPV			**	142,269
NIPPON DRY-CHEMICA NPV			**	46,955
NIPPON EXPRESS HLD NPV			**	164,616
NIPPON KAYAKU CO NPV			**	203,825
NIPPON LIFE INDIA INR10			**	272,920

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
NIPPON LIGHT METAL NPV			**	450,636
NIPPON REIT INVEST NPV REIT			**	1,081,635
NIPPON SEIKI CO NPV			**	125,459
NIPPON SHINYAKU CO NPV			**	400,108
NIPPON SHOKUBAI CO NPV			**	6,397
NIPPON SIGNAL CO NPV			**	8,358
NIPPON THOMPSON CO NPV			**	35,965
NIPPON YAKIN KOGYO NPV			**	20,208
NISHIMATSU CONSTCN NPV			**	561,590
NISHIMATSUYA CHAIN NPV			**	37,909
NISHI-NIPPON FINANCIAL HD			**	641,196
NISHIO HOLDINGS CO LTD NPV			**	21,146
NISOURCE FIN CORP 5.65% DUE 02-01-2045	2/1/2045	5.65%	**	87,639
NISOURCE INC 1.7% DUE 02-15-2031	2/15/2031	1.70%	**	1,071,937
NISOURCE INC 5.2% 07-01-2029	7/1/2029	5.20%	**	1,351,664
NISOURCE INC 5.25% DUE 03-30-2028	3/30/2028	5.25%	**	255,368
NISOURCE INC 5.85% 04-01-2055	4/1/2055	5.85%	**	670,452
NISOURCE INC COM			**	2,036,259
NISSAN AUTO 5.93% DUE 03-15-2028	3/15/2028	5.93%	**	597,311
NISSAN AUTO LEASE 4.97% DUE 09-15-2028	9/15/2028	4.97%	**	854,163
NISSAN AUTO LEASE TRUST SR 25-A CL A3 4.88% 03-15-2028	3/15/2028	4.75%	**	12,652,825
NISSAN MOTOR CO NPV			**	346,435
NITTO KOGYO CORP NPV			**	47,255
NLG GLOBAL FDG MEDIUM TERM NTS BOOK 5.4%01-23-2030	1/23/2030	5.40%	**	3,703,713
NMDC ENERGY AED0.5			**	107,644
NMI HOLDINGS INC COMMON STOCK			**	239,397
NN GROUP N.V. EUR0.12			**	7,836,416
NNN REIT INC			**	4,514,095
NNN REIT INC 4.6% DUE 02-15-2031	2/15/2031	4.60%	**	755,947
NODA CORP NPV			**	40,668
NOK CORP NPV			**	1,196,685
NOMURA CO LTD NPV			**	822,438
NOMURA HLDGS INC 2.329% DUE 01-22-2027	1/22/2027	2.33%	**	884,188
NOMURA HLDGS INC 2.999% DUE 01-22-2032	1/22/2032	3.00%	**	5,011,235
NOMURA HLDGS INC 5.491% DUE 06-29-2035	6/29/2035	5.49%	**	1,032,149
NOMURA HLDGS INC 5.783% DUE 07-03-2034	7/3/2034	5.78%	**	1,004,325
NOMURA HLDGS INC FIXED 2.679% DUE 07-16-2030	7/16/2030	2.68%	**	258,993
NOMURA HOLDINGS NPV			**	1,002,653
NOMURA RESEARCH INSTITUTE NPV			**	49,937
NORBIT ASA NOK0.10			**	927,533
NORDEA BK ABP MED 1.5% DUE 09-30-2026	9/30/2026	1.50%	**	2,689,889
NORDEX SE NPV			**	129,960
NORDIC SEMICONDUCT NOK0.01			**	734,568
NORFOLK SOUTHN 2.9% DUE 06-15-2026	6/15/2026	2.90%	**	281,868
NORFOLK SOUTHN 3.05% DUE 05-15-2050	5/15/2050	3.05%	**	230,666
NORFOLK SOUTHN CORP COM			**	8,283,666
NORFOLK SOUTHN FIXED 4.05% DUE 08-15-2052	8/15/2052	4.05%	**	233,624
NORINCHUKIN BK 4.674% DUE 09-09-2030	9/9/2030	4.67%	**	382,817

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
NORINCHUKIN BK 5.359% DUE 09-09-2035	9/9/2035	5.36%	**	304,794
NORITAKE CO LTD NPV			**	32,786
NORITSU KOKI CO NPV			**	1,084,025
NORMA GROUP SE NPV			**	166,046
NORSK HYDRO ASA NOK1.098			**	765,173
NORTH PACIFIC BANK NPV			**	315,407
NORTHAM PLATINUM HLDGS LTD NPV			**	200,883
NORTHEASTERN UNIV 2.894% 10-01-2050	10/1/2050	2.89%	**	77,665
NORTHERN OIL & GAS INC COM NEW			**	3,674,569
NORTHERN STAR RESOURCES LTD			**	1,841,722
NORTHERN STATES POWER CO WISCONSIN 5.65%06-15-2054	6/15/2054	5.65%	**	262,554
*NORTHERN TRUST CORP 4.0% DUE 05-10-2027 BEO	5/10/2027	4.00%	**	2,498,454
NORTHRIM BANCORP INC COM			**	47,020
NORTHROP GRUMMAN 4.03% DUE 10-15-2047	10/15/2047	4.03%	**	120,951
NORTHROP GRUMMAN 4.65% 07-15-2030	7/15/2030	4.65%	**	436,985
NORTHROP GRUMMAN 5.15% DUE 05-01-2040	5/1/2040	5.15%	**	199,389
NORTHROP GRUMMAN CORP 4.95% 03-15-2053	3/15/2053	4.95%	**	226,205
NORTHROP GRUMMAN CORP 5.2% 06-01-2054	6/1/2054	5.20%	**	178,221
NORTHROP GRUMMAN CORP COM			**	41,109,290
NORTHWEST NAT HLDG CO COM			**	24,679
NORTHWESTERN ENERGY GROUP INC			**	17,490
NORTHWESTERN UNIV 4.94% 12-01-2035	12/1/2035	4.94%	**	6,134,854
NORWEGIAN AIR SHUT NOK0.10			**	274,201
NORWEGIAN CRUISE LINE HLDGS LTD COM USD0.001			**	231,548
NOTE AB COM STK SEK10			**	129,426
NOV INC COM			**	15,723,780
NOVABEV GROUP 1 01 55052 E 004D ORDINARY SH RUB 100.00			**	35,538
NOVABEV GROUP RUB100 RUB			**	5,452
NOVAGOLD RES INC COM NEW			**	145,746
NOVANTA INC NOVANTA INC			**	736,072
NOVARTIS AG CHF0.49 (REGD)			**	42,798,852
NOVARTIS CAPITAL CORP 3.8% 09-18-2029	9/18/2029	3.80%	**	771,816
NOVATEK MICROELECTRONICS CORP TWD10			**	3,689,948
NOVATEK PJSC RUB0.1(RUB)			**	178,908
NOVO NORDISK A/S SER'B'DKK0.1			**	6,662,316
NOVOCURE LTD COM USD0.00			**	555,718
NOVOLIPETSK STEEL RUB1(RUB)			**	114,129
NRB BEARINGS INR2 (POST SUBDIVISION)			**	46,536
NRG ENERGY INC COM NEW			**	4,110,065
NSD CO LTD NPV			**	39,779
NSK LTD NPV			**	1,389,509
*NT COLLECTIVE ALL COUNTRY WORLD EX-US INVESTABLE MARKET INDEX FUND - DC - NONLEN			**	8,437,620,475
*NT COLLECTIVE ALL COUNTRY WORLD INVESTABLE MARKET INDEX FUND - DC - TIER J			**	1,322,071,125
*NT COLLECTIVE S&P500 INDEX FUND-DC-NON LENDING (TIER J)			**	25,716,302,047
NTN CORP NPV			**	60,506
NTPC LTD INR10			**	75,095
NU HOLDINGS LTD			**	559,283
NU SKIN ENTERPRISES INC CL A CL A			**	44,175

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
NUCOR CORP 4.65% 06-01-2030	6/1/2030	4.65%	**	1,454,939
NUCOR CORP COM			**	207,313
NUCOR CORP FIXED 2.979% DUE 12-15-2055	12/15/2055	2.98%	**	15,550
NURIX THERAPEUTICS INC COM			**	433,028
NUTANIX INC CL A CL A			**	4,090,436
NUTRIEN LTD 4.5% 03-12-2027	3/12/2027	4.50%	**	3,661,069
NUTRIEN LTD 4.9% DUE 03-27-2028	3/27/2028	4.90%	**	1,111,955
NUTRIEN LTD 5.875% 12-01-2036	12/1/2036	5.88%	**	178,426
NUTRIEN LTD FIXED 4.125% DUE 03-15-2035	3/15/2035	4.12%	**	9,255
NUTRIEN LTD FIXED 5.25% DUE 01-15-2045	1/15/2045	5.25%	**	188,474
NUVALENT INC CL A CL A			**	1,389,450
NUVOCO VISTAS CORP INR10			**	283,942
NVIDIA CORP COM			**	454,209,292
NVR INC COM STK USD0.01			**	2,399,321
NXP B V / NXP FDG LLC / NXP USA INC SR NT 3.25% 05-11-2041	5/11/2041	3.25%	**	646,381
NXP B V/NXP FUNDING LLC/NXP USA INC 2.5%DUE 05-11-2031	5/11/2031	2.50%	**	498,287
NXP SEMICONDUCTORS N V COM STK			**	37,604,994
NXPT COML MTG TR 2024-STOR 4.31158% 11-05-2041	11/5/2041	4.31%	**	1,985,854
NY N Y TAXABLE-BUILD AMER BDS-F-1 6.271 DUE 12-01-2037	12/1/2037	6.27%	**	6,968,317
NYC COML MTG TR 2025-3BP COML MTG PASSTHRU CTF 144A 4.89316% 02-15-2042	2/15/2042	4.96%	**	886,753
O REILLY 3.55% DUE 03-15-2026	3/15/2026	3.55%	**	241,179
O REILLY AUTOMOTIVE INC NEW 3.6% DUE 09-01-2027	9/1/2027	3.60%	**	55,684
O REILLY AUTOMOTIVE INC NEW 5.75% 11-20-2026	11/20/2026	5.75%	**	3,063,722
O REILLY AUTOMOTIVE INC NEW COM USD0.01			**	33,670,263
OBX 2021-INV2 TR FLTG RT 2.5% DUE 10-25-2051	10/25/2051	2.50%	**	1,276,708
OBX 2022 INV3 TR 3% DUE 02-25-2052	2/25/2052	3.00%	**	1,260,058
OBX 2023-NQM3 TR MTG BACKED NT CL A-1 144A 5.94871% 02-25-2063	2/25/2063	5.95%	**	1,776,169
OCCIDENTAL PETE 3% DUE 02-15-2027	2/15/2027	3.00%	**	2,341,843
OCCIDENTAL PETE CORP 5.0% 08-01-2027	8/1/2027	5.00%	**	66,189
OCCIDENTAL PETE CORP 6.625% DUE 09-01-2030 REG	9/1/2030	6.62%	**	1,088,357
OCEANAGOLD CORP COM NEW NPV			**	2,467,039
OCEANEERING INTL INC COM			**	3,879,644
OCEANFIRST FINL CORP COM			**	790,482
OCHI HLDG CO LTD NPV			**	24,052
OCTAVE SPECIALTY GROUP INC			**	270,511
OCULAR THERAPEUTIX INC COM			**	852,301
ODDITY TECH LTD COMSTK			**	313,404
ODFJELL DRILLING LIMITED USD0.01			**	215,999
OFG BANCORP COM			**	570,442
OFSI BSL XIV CLO FLTG RT 0% DUE 07-20-2037	7/20/2037	5.34%	**	1,816,664
OGE ENERGY CORP COM			**	159,314
OHA CR FDG 18 LTD FLTG RT 5.16763% DUE 04-20-2037	4/20/2037	5.38%	**	1,243,796
OIL REFINERIES LTD COM STK ILS1			**	352,097
OILES CORPORATION NPV			**	92,993
OKAMURA CORP NPV			**	21,943
OKI ELECTRIC IND NPV			**	344,458
OKINAWA FINL GRP NPV			**	51,679
OKLAHOMA GAS & ELEC CO 5.8% 04-01-2055	4/1/2055	5.80%	**	121,642

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
OKLO INC CL A CL A			**	95,871
OKTA INC CL A CL A			**	1,087,447
OKUMURA CORP NPV			**	1,007,018
OLD DOMINION FREIGHT LINE INC COM			**	1,740,480
OLD MUTUAL LTD NPV			**	430,613
OLD REPUBLIC INTERNATIONAL CORP COM STK USD1			**	2,873,768
OLIN CORP COM			**	9,371,417
OLLIES BARGAIN OUTLET HLDGS INC COM			**	3,603,867
OLYMPUS CORP NPV			**	6,976,041
OMNICELL INC COM			**	611,686
OMNICOM GROUP INC 3.6% DUE 04-15-2026	4/15/2026	3.60%	**	3,907,973
OMNICOM GROUP INC COM			**	19,000,475
OMRON CORP NPV			**	472,436
ON24 INC COM			**	55,513
ONCOR ELEC 3.7% DUE 11-15-2028	11/15/2028	3.70%	**	350,765
ONCOR ELEC DELIVERY CO LLC 4.65% 11-01-2029	11/1/2029	4.65%	**	2,215,997
ONCOR ELEC FIXED 4.95% DUE 09-15-2052	9/15/2052	4.95%	**	938,825
ONDAS INC			**	10,401,173
ONE 97 COMMUNICATI INR1			**	140,484
ONE GAS INC 5.1% 04-01-2029	4/1/2029	5.10%	**	1,454,240
ONE GAS INC COM			**	1,502,513
ONE LIBERTY PPTYS INC COM			**	19,762
ONE REIT INC REIT			**	16,818
ONEMAIN DIRECT 5.41% DUE 11-14-2029	11/14/2029	5.41%	**	11,677,496
ONEMAIN FINL 5.84% DUE 09-15-2036	9/15/2036	5.84%	**	9,486,368
ONEMAIN FINL ISSUANCE TR 2020-2 1.75% 09-14-2035	9/14/2035	1.75%	**	604,457
ONEMAIN FINL ISSUANCE TR 2021-1 AST BACKED NT CL A-2 FLTG 4.46834 06-16-2036	6/16/2036	4.74%	**	2,903,368
ONEMAIN FINL ISSUANCE TR 2022-2 ASSET BACKED NT CL A 144A 4.89% 10-14-2034	10/14/2034	4.89%	**	342,943
ONEMAIN HLDGS INC COM			**	827,488
ONEOK INC 4.95% 10-15-2032	10/15/2032	4.95%	**	402,394
ONEOK INC 5.65% 11-01-2028	11/1/2028	5.65%	**	1,838,884
ONEOK INC 5.7% 11-01-2054	11/1/2054	5.70%	**	702,022
ONEOK INC 6.625% DUE 09-01-2053	9/1/2053	6.62%	**	147,199
ONEOK INC NEW 4% DUE 07-13-2027	7/13/2027	4.00%	**	1,123,842
ONEOK INC NEW 4.55% DUE 07-15-2028	7/15/2028	4.55%	**	2,007,966
ONEOK INC NEW 6.5% 09-01-2030	9/1/2030	6.50%	**	1,609,488
ONESPAN INC COM STK USD0.001			**	188,517
ONESPAWORLD HLDGS LTD COM USD0.0001			**	3,036,543
ONESTREAM INC CL A CL A			**	913,155
ONEX CORP SUB-VTG NPV			**	560,371
ONO PHARMACEUTICAL NPV			**	2,544,713
ONTARIO PROV CDA 2.0% 10-02-2029 REG	10/2/2029	2.00%	**	3,992,147
ONTARIO(PROV OF) 3.8% NTS 02/12/2034 CAD1	12/2/2034	3.80%	**	586,132
ONTO INNOVATION INC			**	1,470,466
ONWARD HOLDINGS NPV			**	64,710
OOMA INC COM			**	28,164
OOREDOO QAR1			**	38,442
OPENDOOR TECHNOLOGIES INC COM			**	103,961

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
OPENDOOR TECHNOLOGIES INC WT EXP SER A 11-20-2026			**	61
OPENDOOR TECHNOLOGIES INC WT EXP SER K 11-20-2026			**	106
OPENDOOR TECHNOLOGIES INC WT EXP SER Z 11-20-2026			**	47
OPMOBILITY EUR0.06			**	293,962
OPPLE LIGHTING CO LTD-A STOCK CONNECT			**	979,218
OPT MACHINE VISION A CNY1			**	195,088
OPTEX GROUP COMPAN NPV			**	30,971
OPTIM CORPORATION NPV			**	15,434
OPTION CARE HEALTH INC COM NEW COM NEW			**	840,116
OPTORUN CO LTD NPV			**	132,821
OR ROYALTIES INC			**	1,283,277
ORACLE CORP 1.65% 03-25-2026	3/25/2026	1.65%	**	906,254
ORACLE CORP 2.65% DUE 07-15-2026	7/15/2026	2.65%	**	9,091,143
ORACLE CORP 3.6% DUE 04-01-2040 REG	4/1/2040	3.60%	**	3,987,799
ORACLE CORP 3.6% DUE 04-01-2050 REG	4/1/2050	3.60%	**	1,407,173
ORACLE CORP 3.85% DUE 07-15-2036	7/15/2036	3.85%	**	159,859
ORACLE CORP 3.9% DUE 05-15-2035	5/15/2035	3.90%	**	59,581
ORACLE CORP 4% DUE 07-15-2046	7/15/2046	4.00%	**	111,419
ORACLE CORP 4.2% 09-27-2029	9/27/2029	4.20%	**	1,206,265
ORACLE CORP 4.45% 09-26-2030	9/26/2030	4.45%	**	2,428,940
ORACLE CORP 4.8% 08-03-2028	8/3/2028	4.80%	**	1,849,877
ORACLE CORP 4.8% 09-26-2032	9/26/2032	4.80%	**	873,200
ORACLE CORP 4.9% 02-06-2033	2/6/2033	4.90%	**	362,064
ORACLE CORP 5.55% 02-06-2053	2/6/2053	5.55%	**	303,798
ORACLE CORP 6% 08-03-2055	8/3/2055	6.00%	**	353,951
ORACLE CORP 6.125% 08-03-2065	8/3/2065	6.12%	**	1,599,742
ORACLE CORP COM			**	54,614,216
ORACLE CORP FIXED 2.3% DUE 03-25-2028	3/25/2028	2.30%	**	2,909,338
ORACLE CORP FIXED 2.95% DUE 04-01-2030	4/1/2030	2.95%	**	2,920,527
ORACLE CORP FIXED 3.65% DUE 03-25-2041	3/25/2041	3.65%	**	629,284
ORACLE CORP FIXED 3.85% DUE 04-01-2060	4/1/2060	3.85%	**	5,704,704
ORACLE CORP JAPAN NPV			**	8,415
ORASURE TECHNOLOGIES INC COM			**	112,704
ORICA LIMITED NPV			**	1,147,011
ORIENT O/SEAS INTL USD0.10			**	8,056
ORIENTAL LAND CO LTD NPV			**	147,935
ORIGIN ENERGY LTD NPV			**	140,278
ORION CORPORATION SER'B'NPV			**	3,114,166
ORION RETAIL PROPE ILS2			**	1
ORION S A COM NPV			**	244,427
ORIX CORP NPV			**	293,441
ORIX JREIT INC REIT			**	189,888
ORLA MNG LTD NEW COM			**	4,445
ORLEN SA			**	9,011,275
ORSERO NPV			**	810,309
ORTHOFIX MED INC COM USD0.10			**	241,256
OSAKA GAS CO LTD NPV			**	51,963
OSB GROUP PLC ORD GBP 0.0100			**	613,219

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
OSCAR HEALTH INC CL A CL A			**	1,091,545
OSCAR US FDG XIV LLC NT CL A-4 144A 2.82% 04-10-2029	4/10/2029	2.82%	**	1,011,211
OSG CORP NPV			**	68,546
OTE(HELLENIC TLCM) EUR2.83(CR)			**	595,542
OTIS WORLDWIDE CORP 2.565% DUE 02-15-2030 BEO	2/15/2030	2.56%	**	299,869
OTIS WORLDWIDE CORP COM USD0.01 WI			**	5,046,821
OTOKAR OTOMOTIV VE TRY1			**	30,191
OTSUKA CORP NPV			**	1,466,045
OTSUKA HOLDINGS CO LTD			**	667,973
OUSTER INC COM NEW			**	4,869
OUTFRONT MEDIA INC COM USD0.01(POST REV SPLIT)			**	1,474,269
OVERSEAS PVT INVT 3.43% DUE 05-15-2030	5/15/2030	3.43%	**	3,056,519
OVH GROUPE EUR1			**	8,750
OVINTIV INC COM USD0.01			**	11,379,208
OVS SPA NPV			**	1,832,206
OWENS CORNING NEW 5.5% 06-15-2027	6/15/2027	5.50%	**	1,056,333
OWENS CORNING NEW COM STK			**	1,237,165
OWLET INC CL A NEW			**	91,295
OYO CORP NPV			**	16,106
OZATA DENIZCILIK TRY1			**	5,784
PAC GAS & ELEC CO 3.3% DUE 08-01-2040	8/1/2040	3.30%	**	614,809
PAC GAS & ELEC CO 4.2% DUE 06-01-2041	6/1/2041	4.20%	**	271,466
PAC GAS & ELEC CO 5.9% DUE 10-01-2054	10/1/2054	5.90%	**	591,695
PAC GAS & ELEC CO 6.95% 03-15-2034	3/15/2034	6.95%	**	668,844
PAC GAS & ELEC CO FIXED 2.1% DUE 08-01-2027	8/1/2027	2.10%	**	6,069,714
PAC GAS & ELEC CO FIXED 2.95% DUE 03-01-2026	3/1/2026	2.95%	**	598,473
PAC GAS & ELEC CO FIXED 4.5% DUE 07-01-2040	7/1/2040	4.50%	**	174,812
PAC GAS & ELEC CO FIXED 4.55% DUE 07-01-2030	7/1/2030	4.55%	**	2,685,570
PAC GAS & ELEC CO FIXED 4.95% DUE 07-01-2050	7/1/2050	4.95%	**	525,556
PACCAR FINANCIAL CORP 4.0% 09-26-2029	9/26/2029	4.00%	**	223,518
PACCAR FINANCIAL CORP 4.0% 11-07-2028	11/7/2028	4.00%	**	1,628,307
PACCAR FINANCIAL CORP 4.0% 08-08-2028	8/8/2028	4.00%	**	566,676
PACCAR INC COM			**	28,116,802
PACIFIC GAS & ELEC CO 1ST MTG BD 5% 06-04-2028	6/4/2028	5.00%	**	3,836,910
PACIFIC GAS & ELEC CO 1ST MTG BD 6% 08-15-2035	8/15/2035	6.00%	**	389,044
PACIFIC GAS & ELEC CO 2.5% DUE 02-01-2031/06-19-2020 REG	2/1/2031	2.50%	**	4,235,089
PACIFIC GAS & ELEC CO 3.3% DUE 12-01-2027	12/1/2027	3.30%	**	145,677
PACIFIC GAS & ELEC CO 4.0% 12-01-2046	12/1/2046	4.00%	**	225,628
PACIFIC GAS & ELEC CO 4.45% DUE 4-15-2042	4/15/2042	4.45%	**	82,971
PACIFIC GAS & ELEC CO 5.45% DUE 06-15-2027/06-08-2022 BEO	6/15/2027	5.45%	**	688,296
PACIFIC GAS & ELEC CO 5.55% 05-15-2029	5/15/2029	5.55%	**	7,670,132
PACIFIC GAS & ELEC CO 5.8% 05-15-2034	5/15/2034	5.80%	**	416,089
PACIFIC GAS & ELEC CO 6.15% DUE 01-15-2033	1/15/2033	6.15%	**	1,418,568
PACIFIC GAS & ELEC CO 6.7% 04-01-2053	4/1/2053	6.70%	**	846,995
PACIFIC GAS & ELEC CO 6.75% 01-15-2053	1/15/2053	6.75%	**	1,098,674
PACIFIC GAS & ELECTRIC CO 5.7% 03-01-2035	3/1/2035	5.70%	**	669,430
PACIFIC GAS & ELECTRIC CO 6.4% 06-15-2033	6/15/2033	6.40%	**	2,485,281

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PACIFIC METALS CO NPV			**	328,165
PACIFICORP 2.7% DUE 09-15-2030	9/15/2030	2.70%	**	956,059
PACIFICORP 5.3% 02-15-2031	2/15/2031	5.30%	**	205,964
PACIFICORP 7.375% 09-15-2055	9/15/2055	7.38%	**	1,426,867
PACKAGING CORP AMER COM ISIN US6951561090			**	852,761
PACKAGING CORP AMER SR NT 5.2% 08-15-2035	8/15/2035	5.20%	**	127,111
PAGAYA TECHNOLOGIES LTD COM USD0.0001 CL A			**	4,368
PAGERDUTY INC COM			**	904,629
PAGSEGURO DIGITAL LTD COM USD CLS A			**	1,740,685
PALANTIR TECHNOLOGIES INC CL A CL A			**	8,738,546
PALFINGER AG NPV			**	50,096
PALO ALTO NETWORKS INC COM USD0.0001			**	850,083
PALOMAR HLDGS INC COM			**	181,522
PAN AMERN SILVER CORP COM			**	1,223,286
PAN OCEAN CO LTD			**	22,768
PANAMA REP 6.875% 01-31-2036	1/31/2036	6.88%	**	326,130
PANAMA REP GLOBAL BD 4.3% DUE 04-29-2053REG SINKING FUND 04-29-2051	4/29/2053	4.30%	**	225,030
PANAMA(REPUBLIC OF) 7.875% 03-01-2057	3/1/2057	7.88%	**	232,897
PANASONIC HOLDINGS CORP NPV			**	602,874
PANDORA A/S DKK0.01			**	131,404
PANIN FINANCIAL IDR125			**	11,244
PANTORO GOLD LIMITED			**	21,245
PAPA JOHNS INTL INC COM			**	6,297,079
PAR PACIFIC HOLDINGS INC COM NEW COM NEW			**	839,108
PARADEEP PHOSPHATE INR10			**	531,474
PARAGON BANKING GR ORD GBP1			**	1,592,521
PARAGUAY REP BD 144A 6.65% 03-04-2055	3/4/2055	6.65%	**	554,074
PARKER-HANNIFIN CORP COM			**	5,908,369
PARKIN COMPANY PJS AED0.02			**	313,205
PARTNER COMMUNICAT ILS0.01			**	143,642
PATRICK INDS INC COM			**	531,524
PAYCHEX INC 5.1% 04-15-2030	4/15/2030	5.10%	**	3,290,031
PAYCHEX INC COM			**	445,803
PAYCOM SOFTWARE INC COM			**	25,498
PAYLOCITY HLDG CORP COM			**	5,880,248
PAYONEER GLOBAL INC COM			**	579,647
PAYSAFE LTD COM			**	194,168
PAYSIGN INC COM			**	147,614
PAZ RETAIL AND ENERGY LTD			**	774,428
PC CONNECTION INC COM			**	189,511
PCA CORPORATION NPV			**	37,933
PCCW LIMITED NPV			**	10,407
PDF SOLUTIONS INC COM			**	4,424,718
PECO ENERGY CO 5.25% 09-15-2054	9/15/2054	5.25%	**	170,720
PEDIATRIX MEDICAL GROUP INC			**	106,094
PEGASYSTEMS INC COM			**	13,801,411
PEIJIA MEDICAL LIMITED USD0.0001			**	12,354
PELOTON INTERACTIVE INC			**	696,074

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PENUMBRA INC COM			**	1,261,362
PEPPERDINE UNIV FIXED 3.301% DUE 12-01-2059	12/1/2059	3.30%	**	159,062
PEPSICO INC 4.1% 01-15-2029	1/15/2029	4.10%	**	1,017,016
PEPSICO INC 4.3% 07-23-2030	7/23/2030	4.30%	**	404,415
PEPSICO INC COM			**	12,633,922
PEPTIDREAM INC NPV			**	396,305
PER AARSLEFF HLDNG SER'B'DKK2			**	47,302
PERELLA WEINBERG PARTNERS COM USD0.0001 CL A			**	137,241
PERENTI LIMITED NPV			**	476,447
PERFECT WORLD CO LTD 'A'CNY1 (STOCK CONNECT LINE)			**	1,701,003
PERFORMANCE FOOD GROUP CO COM			**	2,249,169
PERMIAN RES CORP CL A			**	5,137,744
PERNOD RICARD NPV EUR 1.55			**	7,414,548
PERPETUA RES CORP COM NPV			**	129,499
PERPETUAL LIMITED NPV			**	5,923
PERRIGO COMPANY LIMITED COM EUR0.001			**	3,162,387
PERSEUS MINING LTD NPV			**	2,672,122
PERU REP 2.78% 12-01-2060	12/1/2060	2.78%	**	413,782
PERU(REP OF) 6.15% GTD 12/08/2032 PEN	8/12/2032	6.15%	**	3,274,150
PERU(REPUBLIC OF) 7.3% 12/08/2033	8/12/2033	7.30%	**	678,562
PETASYS CO LTD			**	335,205
PETCO HEALTH & WELLNESS CO INC CL A COM CL A COM			**	186,014
PETRO-CDA 7.875% DUE 06-15-2026	6/15/2026	7.88%	**	3,792,594
PETROLEOS MEXICANOS GTD NT 7.69% DUE 01-23-2050 REG	1/23/2050	7.69%	**	224,071
PETRONAS DAGANGAN NPV			**	48,203
PEXIP HOLDINGS AS			**	829,079
PFIZER INC 4.2% 11-15-2030	11/15/2030	4.20%	**	2,056,127
PFIZER INC COM			**	12,501,319
PFIZER INVESTMENT ENTER 5.34% 05-19-2063	5/19/2063	5.34%	**	466,072
PFIZER LTD INR10			**	14,040
PFS FING CORP 4.94999980927% DUE 02-15-2029	2/15/2029	4.95%	**	7,463,131
PFS FING CORP 5.52% DUE 10-15-2028	10/15/2028	5.52%	**	2,064,147
PG& E CORP COM			**	15,321,684
PG&E RECOVERY FDG LLC 2.822% 07-15-2046	7/15/2046	2.82%	**	141,138
PG&E WILDFIRE 3.594% DUE 06-01-2030	6/1/2030	3.59%	**	487,801
PG&E WILDFIRE RECOVERY FDG LLC 4.263% 06-01-2036	6/1/2036	4.26%	**	4,630,885
PG&E WILDFIRE RECOVERY FDG LLC 4.674% 12-01-2051	12/1/2051	4.67%	**	438,240
PG&E WILDFIRE RECOVERY FDG LLC 4.722% 06-01-2037	6/1/2037	4.72%	**	2,973,624
PG&E WILDFIRE RECOVERY FDG LLC SR SECD RECOVERY BD SER 5.099% 06-01-2054	6/1/2054	5.10%	**	1,242,798
PGE POLSKA GRUPA PLN8.55			**	1,561,848
PHARMAENGINE INC SHS			**	76,180
PHARMARESEARCH CO LTD			**	157,781
PHARMARON BEIJING CO LTD 144A			**	59,901
PHARVARIS BV			**	112,748
PHEAA STUDENT LN TR 2021-1 STUD LN AST BACKED NT 144A 4.34176% 05-25-2070	5/25/2070	4.52%	**	1,137,129
PHILEX MINING CORP PHP1			**	14,589
PHILIP MORRIS INTERNATIONAL INC 4.0% 10-29-2030	10/29/2030	4.00%	**	3,738,208
PHILIP MORRIS INTL 3.25% 6/6/2032 3.25% 06/06/2032	6/6/2032	3.25%	**	697,358

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PHILIP MORRIS INTL 4.375% DUE 11-15-2041	11/15/2041	4.38%	**	160,730
PHILIP MORRIS INTL 4.875% DUE 04-30-2035	4/30/2035	4.88%	**	100,523
PHILIP MORRIS INTL 6.375% DUE 05-16-2038	5/16/2038	6.38%	**	223,336
PHILIP MORRIS INTL COM STK NPV			**	11,716,578
PHILIP MORRIS INTL INC 3.125% DUE 03-02-2028	3/2/2028	3.12%	**	4,841,609
PHILIP MORRIS INTL INC 3.875% 10-27-2028	10/27/2028	3.88%	**	1,858,293
PHILIP MORRIS INTL INC 4.125% 04-28-2028	4/28/2028	4.12%	**	1,437,806
PHILIP MORRIS INTL INC 4.625% 10-29-2035	10/29/2035	4.62%	**	328,453
PHILIP MORRIS INTL INC 4.875 DUE 11-15-2043	11/15/2043	4.88%	**	369,873
PHILIP MORRIS INTL INC 4.875% 02-13-2029	2/13/2029	4.88%	**	824,523
PHILIP MORRIS INTL INC 4.875% 02-15-2028	2/15/2028	4.88%	**	2,823,859
PHILIP MORRIS INTL INC 4.89% 04-30-2030	4/30/2030	4.38%	**	2,299,673
PHILIP MORRIS INTL INC 5.125% 02-13-2031	2/13/2031	5.12%	**	8,431,998
PHILIP MORRIS INTL INC 5.375% 02-15-2033	2/15/2033	5.38%	**	418,972
PHILIP MORRIS INTL INC NT 4.25% 10-29-2032	10/29/2032	4.25%	**	197,094
PHILIPPINES(REPUBLIC OF) 5.175% 09-05-2049	9/5/2049	5.18%	**	190,752
PHILLIPS 66 COM			**	343,634
PHILLIPS 66 FIXED 1.3% DUE 02-15-2026	2/15/2026	1.30%	**	2,037,159
PHILLIPS EDISON GROCERY 5.25% 08-15-2032	8/15/2032	5.25%	**	3,141,500
PHINIA INC COM USD0.01 WI			**	560,699
PHISON ELECTRONICS TWD10			**	1,522,891
PHOENIX ED PARTNERS INC COM			**	279,396
PHOENIX FINANCE LTD			**	446,336
PHOENIX MILLS INR2			**	803,127
PHREESIA INC COM			**	626,751
PHX ENERGY SVCS CO COM NPV			**	95,751
PHYSICIANS RLTY L P 2.625% 11-01-2031	11/1/2031	2.62%	**	306,104
PICC PROPERTY & CA 'H'CNY1			**	12,611
PICTON PROP INCOME ORD NPV			**	309,719
PIEDMONT NAT GAS 3.64% DUE 11-01-2046	11/1/2046	3.64%	**	598,950
PIGEON CORP NPV			**	88,417
PILGRIMS PRIDE CORP			**	617,875
PING AN INSURANCE GROUP H CNY1			**	3,670,364
PINNACLE INV MGMT NPV			**	224,612
PINNACLE W. CAP CORP COM			**	2,273,292
PINNACLE WEST CAPITAL CORP 5.15% 05-15-2030	5/15/2030	5.15%	**	1,010,771
PINTEREST INC CL A CL A			**	1,610,177
PIONEER NAT RES CO 1.125% DUE 01-15-2026 REG	1/15/2026	1.12%	**	914,022
PIRAEUS BANK SA EUR0.93			**	39,984
PIXART IMAGING TWD10			**	225,569
PLAINS ALL AMERICAN PIPELINE LP 5.95% 06-15-2035	6/15/2035	5.95%	**	782,920
PLAINS ALL AMERN 4.5% DUE 12-15-2026	12/15/2026	4.50%	**	1,434,305
PLAINS ALL AMERN PIPELN L P / PAA SR NT 5.6% 01-15-2036	1/15/2036	5.60%	**	157,147
PLAINS ALL AMERN PIPELN L P/PAA 4.9% 02-15-2045	2/15/2045	4.90%	**	219,561
PLAN & PLAN DESENV COM NPV			**	22,074
PLANET LABS PBC COM CL A COM USD0.0001 CL A			**	2,455,258
PLAYTECH PLC ORD NPV			**	117,920
PLEXUS CORP COM			**	788,067

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PLOVER BAY TECHNOL HKD0.01			**	7,683
PLUS500 LTD ORD ILS0.01 (DI)			**	535,956
PNC BK N A PITT PA FIXED 4.775% DUE 01-15-2027	1/15/2027	4.78%	**	3,559,907
PNC BK NA 4.543% 05-13-2027	5/13/2027	4.54%	**	8,691,133
PNC FINANCIAL SERVICES 5.3% 01-21-2028	1/21/2028	5.30%	**	227,938
PNC FINANCIAL SERVICES 5.373% 07-21-2036	7/21/2036	5.37%	**	206,127
PNC FINANCIAL SERVICES 5.939% 08-18-2034	8/18/2034	5.94%	**	424,727
PNC FINANCIAL SERVICES GROUP COM STK			**	21,396,077
PNC FINL SVCS 2.55% DUE 01-22-2030	1/22/2030	2.55%	**	2,750,140
PNC FINL SVCS GROUP INC 5.222% 01-29-2031	1/29/2031	5.22%	**	4,452,585
POOL CORP COM STK			**	3,134,561
POONAWALLA FINCORP LIMITED INR2			**	18,914
POONGSAN CORP KRW5000			**	424,285
POP MART INTL GRP LTD			**	487,125
POPULAR INC COM NEW COM USD6 (POST REV SPLIT)			**	4,162,953
PORR AG NPV			**	71,930
PORSCHE INNOVATIVE 4.66% DUE 02-20-2030	2/20/2030	4.66%	**	1,260,303
PORSCHE INNOVATIVE 4.67% DUE 11-22-2027	11/22/2027	4.67%	**	642,555
PORT AUTH N Y & N J 4.458% 10-01-2062 BEO TAXABLE	10/1/2062	4.46%	**	234,619
PORT MORROW ORE TRANSMISSION FACS REV 2.987% 09-01-2036 BEO TAXABLE	9/1/2036	2.99%	**	5,194,635
POSIFLEX TECH INC			**	5,633
POST HLDGS INC 6.5% DUE 03-15-2036	3/15/2036	6.50%	**	600,877
POSTAL REALTY TRUST INC COM USD0.01 CL A			**	60,638
POSTAL SAVINGS BANK OF CHINA (LOCAL 1658)			**	9,187,569
POTLATCHDELTIC CORPORATION			**	9,815,755
POWELL INDS INC COM			**	2,031,904
POWER ASSETS HLDGS NPV			**	187,766
POWER CORP CANADA SUB-VTG NPV			**	596,053
POWER GRID CORP INR10			**	110,245
POWERTECH TECHNOLO TWD10			**	660,715
PP LONDON SUMATRA IDR100.00			**	85,875
PPG IND INC COM			**	17,991,464
PPL CAPITAL FUNDING INC 5.25% 09-01-2034	9/1/2034	5.25%	**	559,321
PPL CORP COM ISIN US69351T1060			**	7,347,196
PRA GROUP INC COM			**	398,998
PRARAM 9 HOSPITAL THB1(NVDR)			**	331,501
PRAXIS PRECISION MEDICINES INC COM NEW			**	2,798,851
PRECISION 4.375% DUE 06-15-2045	6/15/2045	4.38%	**	218,342
PRECISION TSUGAMI HKD1			**	600,396
PREMIUM GROUP CO L NPV			**	25,964
PRESIDENT & FELLOWS HARVARD COLLEGE 4.887% 03-15-2030	3/15/2030	4.89%	**	5,057,822
PRICOL LTD INR1 (POST SCHEME)			**	130,728
PRIMARIS REAL TR UNIT SER A			**	1,688,554
PRIMERICA INC COM			**	37,721
PRIMORIS SVCS CORP COM			**	3,375,118
PRIN FINL GROUP 3.7% DUE 05-15-2029	5/15/2029	3.70%	**	24,599
PRINCIPAL FINL GROUP INC COM STK			**	48,692
PRIORITY TECHNOLOGY HLDGS INC COM			**	12,361

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PRKCM 2023-AFC4 TR 7.225% DUE 11-25-2058	11/25/2058	7.22%	**	886,273
PRM TR 2025-PRM6 COML MTG PASSTHRU CTF CL A 4.4803% 07-05-2033	7/5/2033	4.48%	**	999,114
PRO MEDICUS NPV			**	5,153,136
PROCREDIT HOLDING NPV			**	413,415
PROCTER & GAMBLE COM NPV			**	9,150,057
PROG HOLDINGS INC COM			**	769,247
PROGRESS RESDNTL 2.393% DUE 12-17-2040	12/17/2040	2.39%	**	1,568,291
PROGRESS RESDNTL 2.425% DUE 07-17-2038	7/17/2038	2.42%	**	1,249,307
PROGRESS RESDNTL 3.4% DUE 02-17-2042	2/17/2042	3.40%	**	970,646
PROGRESS RESDNTL 3.4% DUE 04-17-2041	4/17/2041	3.40%	**	2,385,357
PROGRESS RESIDENTIAL 2021-SFR6 TR SINGLEFAMILY RENT PASS 1.524% 07-17-2038	7/17/2038	1.52%	**	3,631,177
PROGRESS RESIDENTIAL 2022-SFR6 TR RENT PASSTHRU CTF CL C 144A 5.195% 07-20-2039	7/20/2039	5.20%	**	2,004,425
PROGRESSIVE CORP OH COM			**	54,843,174
PROLOGIS INC COM			**	29,492,524
PROLOGIS L P 4.75% 01-15-2031	1/15/2031	4.75%	**	4,190,063
PROLOGIS L P 4.875% 06-15-2028	6/15/2028	4.88%	**	815,197
PROLOGIS L P FIXED 2.125% DUE 10-15-2050	10/15/2050	2.12%	**	281,076
PROLOGIS L P SR NT 3.375% 12-15-2027	12/15/2027	3.38%	**	495,853
PROLOGIS LP 3.0% DUE 04-15-2050	4/15/2050	3.00%	**	132,401
PROLOGIS TARGETED 4.25% DUE 01-15-2031	1/15/2031	4.25%	**	298,061
PROMOTORA Y OPERADORA DE INFRACOM NPV			**	64,383
PROSPERITY BANCSHARES INC COM			**	1,819,321
PROTAGONIST THERAPEUTICS INC COM			**	420,717
PROTECTIVE LIFE GF 5.432% 01-14-2032	1/14/2032	5.43%	**	3,125,159
PROTHENA CORP PLC USD0.01			**	287,121
PROTO LABS INC COM			**	54,587
PROVID HLTH & SVCS 2.746% DUE 10-01-2026	10/1/2026	2.75%	**	1,486,902
PRUDENTIAL FINL INC 3.935% DUE 12-07-2049	12/7/2049	3.94%	**	178,798
PRUDENTIAL FINL INC COM			**	484,142
PRUDENTIAL PLC GBP0.05			**	6,455,146
PRYSMIAN SPA NPV			**	1,576,535
PSG FINANCIAL SERVICES LIMITED			**	65,625
PSK INC KRW500			**	102,743
PT BANK DANAMON 'A' IDR50000 & 'B' IDR500			**	96,030
PT BANK NEGARA IND LKD SHS(IDR3750 & IDR187.5)			**	84,281
PT BUMI RESOURCES MINERALS TBK IDR625			**	387,299
PTC INDIA LTD INR10			**	199,549
PTC THERAPEUTICS INC COM			**	2,380,586
PTT EXPLORTN & PRD THB1(NVDR)			**	3,433,937
PTT GLOBAL CHEMICAL PUBLIC CO LTD THB10(NVDR)			**	18,864
PUB SERVICE ENTERPRISE GROUP INC COM			**	144,058
PUB STORAGE COM			**	3,968,015
PUB SVC ELEC & GAS FIXED 3.65% DUE 09-01-2028	9/1/2028	3.65%	**	5,113,625
PUBLIC JOINT STOCK COMPANY MAGNIT RUB0.01(RUB)			**	142,617
PUBLIC SERVICE CO OF OKLAHOMA 5.2% 01-15-2035	1/15/2035	5.20%	**	70,913
PUBLIC SERVICE CO OF OKLAHOMA 5.25% 01-15-2033	1/15/2033	5.25%	**	513,773
PUBLIC SERVICE COLORADO 5.35% 5-15-2034	5/15/2034	5.35%	**	4,632,271
PUBLIC SERVICE ELECTRIC 4.85% 08-01-2034	8/1/2034	4.85%	**	3,537,810

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PUBLIC SERVICE ENTERPRISE 5.2% 04-01-2029	4/1/2029	5.20%	**	200,565
PUBLIC SERVICE ENTERPRISE GROUP INC 5.85% DUE 11-15-2027 BEO	11/15/2027	5.85%	**	1,691,942
PUBLIC SERVICE ENTERPRISE GROUP INC 1.6%DUE 08-15-2030 BEO	8/15/2030	1.60%	**	1,556,988
PUBLIC STORAGE 5.125% 01-15-2029	1/15/2029	5.12%	**	562,412
PUBLIC SVC CO OKLA 2.2% DUE 08-15-2031	8/15/2031	2.20%	**	1,776,399
PUBLIC SVC CO OKLA 5.45% 01-15-2036	1/15/2036	5.45%	**	339,114
PUBLIC SVC ENTERPRISE GROUP INC 4.9% 03-15-2030	3/15/2030	4.90%	**	2,351,715
PUBMATIC INC CL A COM CL A COM			**	224,198
PUGET ENERGY INC 5.725% 03-15-2035	3/15/2035	5.72%	**	437,032
PUGET ENERGY INC FIXED 2.379% DUE 06-15-2028	6/15/2028	2.38%	**	119,675
PUGET ENERGY INC SR NT 5.33% 06-15-2034	6/15/2034	5.33%	**	5,051,830
PULTE GROUP INC			**	2,111
PURE STORAGE INC CL A CL A			**	1,509,601
PUUILO OYJ NPV			**	47,535
PVH CORP COM USD1			**	831,048
PVPTL ASB BK LTD SR MEDIUM TERM NTS BOOK ENTRY 1.625% 10-22-2026	10/22/2026	1.62%	**	1,963,337
PVPTL COMM MORTGAGE TRUST SER 2016-787S CL A BNDS 3.545% 02-10-2036	2/10/2036	3.54%	**	1,789,346
PVPTL DELTA AIR LINES/SKYMILES 4.75% DUE 10-20-2028	10/20/2028	4.75%	**	2,384,635
PVPTL MID-ATLANTIC INTST TRANSMISSION LLC 4.1% DUE 05-15-2028	5/15/2028	4.10%	**	1,561,395
PVT PLBNP PARIBAS SR NON PFD 5.198% 01-10-2030	1/10/2030	5.20%	**	1,453,935
PVTPL 1166 AVE OF THE AMERS COML MTG TR II 2005-C6 COML 5.6896% 10-13-2037	10/13/2037	5.69%	**	1,046,861
PVTPL 37 CAPITAL CLO LTD SR 21-1A CL AR FLTG 10-15-2034	10/15/2034	5.18%	**	3,002,709
PVTPL 37 CAPITAL CLO LTD SR 22-1A CL A1R FLTG RT07-15-2034	7/15/2034	5.19%	**	4,002,907
PVTPL 720 EAST CLO LTD. SR 23-IA CL A1R FLTG RT 04-15-2038	4/15/2038	5.27%	**	2,809,845
PVTPL ABN AMRO BANK N V 5.515% 12-03-2035	12/3/2035	5.52%	**	413,780
PVTPL AFFIRM INC SR 25-X2 CL A 4.45% 10-15-2030	10/15/2030	4.45%	**	1,238,345
PVTPL AIA GROUP LTD 5.4% 09-30-2054	9/30/2054	5.40%	**	192,223
PVTPL AIA GROUP LTD GLOBAL MEDIUM TERM NTS BOO 3.2% DUE 09-16-2040	9/16/2040	3.20%	**	238,503
PVTPL AIB GROUP PLC 5.32% 05-15-2031	5/15/2031	5.32%	**	619,726
PVTPL AIB GROUP PLC 6.608% 09-13-2029	9/13/2029	6.61%	**	5,619,357
PVTPL AIG GLOBAL FDG SR SECD MEDIUM TERMNTS B 5.75% 07-02-2026	7/2/2026	5.75%	**	1,648,394
PVTPL AIMCO SR 22-17A CL A1R FLTG RT 07-20-2037	7/20/2037	5.21%	**	1,991,863
PVTPL AIR CANADA 2017-1AA PTT 3.3% 07-15-2031	7/15/2031	3.30%	**	404,262
PVTPL AIR CDA PASS THRU TR 2017-1 PVTPL AIR CANADA BNDS 3.55% DUE 07-15-2031	7/15/2031	3.55%	**	250,679
PVTPL AIRCASTLE LTD 2.85% DUE 01-26-2028BEO	1/26/2028	2.85%	**	1,749,303
PVTPL AIRCASTLE LTD/AIRCASTLE IRELAND 5.25% 03-15-2030	3/15/2030	5.25%	**	275,829
PVTPL AKER BP ASA 5.125% 10-01-2034	10/1/2034	5.12%	**	196,014
PVTPL AKER BP ASA 5.8% 10-01-2054	10/1/2054	5.80%	**	319,237
PVTPL ALIGNED DATA CTRS ISSUER LLC 21-1A CL A2 1.937% DUE 08-15-2046 BEO	8/15/2046	1.94%	**	2,905,998
PVTPL ALLIANT ENERGY FIN 5.4% 06-06-2027	6/6/2027	5.40%	**	1,170,776
PVTPL AMERICAN HERITAGE AUTO RECEIVABLES TR SR 24-1A CL A3 4.9% 09-17-2029	9/17/2029	4.90%	**	1,161,827
PVTPL AMERICAN MONEY MANAGEMENT CORP SR 22-27A A1R FLTG RT 01-20-2037	1/20/2037	4.96%	**	1,697,604
PVTPL AMERICAN NATL GLOBAL FDG 4.625%12-15-2028	12/15/2028	4.62%	**	3,011,365
PVTPL AMMC CLO 30 LTD/AMMC CLO 30 LLC SR24-30A CL A1 VAR RT DUE 01-15-2037	1/15/2037	5.58%	**	3,536,722
PVTPL AMSR TRUST 21-SFR2 C 958609% 08-17-2026	8/17/2038	1.88%	**	2,105,889
PVTPL AMSR TRUST SR 21-SFR3 CL A 1.476% 10-17-2038	10/17/2038	1.48%	**	2,934,015
PVTPL ANCHORAGE CAP CLO SR 15-7A CL AR3 FLTG RT 04-28-2037	4/28/2037	5.42%	**	8,280,294
PVTPL ANCHORAGE CR FDG LTD SER 15-1A CL ARV 3.9% 07-28-2037 BEO	7/28/2037	3.90%	**	817,945

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PVTPL ANCHORAGE CREDIT FUNDING SR 25-19A CL A 5.036% 10-25-2040	10/25/2040	5.04%	**	1,472,803
PVTPL ANTOFAGASTA PLC 2.375% DUE 10-14-2030/10-14-2020 BEO	10/14/2030	2.38%	**	271,888
PVTPL APEX CR CLO LTD SER 20-1A CLA R FLTG RT 04-20-2035	4/20/2035	5.33%	**	2,241,178
PVTPL APIDOS CLO LTD SER 18-18A CL A1R2 FLTG 01-22-2038	1/22/2038	5.19%	**	17,055,675
PVTPL APIDOS CLO LTD SR 19-32A CL A1R FLTG 01-20-2033	1/20/2033	4.98%	**	222,870
PVTPL AQUA FIN TR 2021-A SR 21-A CL A 1.54% DUE 07-17-2046 BEO	7/17/2046	1.54%	**	800,213
PVTPL ARBOR RLTY COML REAL ESTATE NTS 2021-FL4 SR 21-FL4 CL A 11-15-2036	11/15/2036	5.21%	**	437,608
PVTPL ARES CLO LTD SER 25-ALF9A CL A1 FLTG 03-31-2038	3/31/2038	5.08%	**	6,498,794
PVTPL ARES XXVII CLO LTD SR 13 2A CL A-R3 FLTG 10-28-2034	10/28/2034	5.01%	**	3,901,740
PVTPL ARI FLEET LEASE TR SR 24-A CL A2 5.3%11-15-2032	11/15/2032	5.30%	**	978,451
PVTPL ARI FLEET LEASE TRUST SR 25-B CL A2 4.59% 03-15-2034	3/15/2034	4.59%	**	5,239,236
PVTPL ASHTEAD CAPITAL 2.45% 08-12-2031	8/12/2031	2.45%	**	1,339,994
PVTPL ATHENE GLOBAL FDG MEDIUM TERM SR SECD NT 1.45% 01-08-2026	1/8/2026	1.45%	**	499,775
PVTPL ATHENE GLOBAL FUNDING 4.86% 08-27-2026	3/25/2027	5.52%	**	3,613,617
PVTPL ATHENE GLOBAL FUNDING 4.95% 01-07-2027	1/7/2027	4.95%	**	3,305,050
PVTPL ATHENE GLOBAL FUNDING 5.033% 07-17-2030	7/17/2030	5.03%	**	806,683
PVTPL ATHENE GLOBAL FUNDING 5.38% 01-07-2030	1/7/2030	5.38%	**	7,162,866
PVTPL ATLANTIC AVENUE LTD SR 25-4A CL A FLTG RT 10-15-2038	10/15/2038	5.15%	**	3,211,255
PVTPL ATLAS SR LN FD XIV LTD/ATLAS SR LN FD SR 19-14A CL AR VAR RT 07-20-2032	7/20/2032	5.31%	**	3,793,703
PVTPL AVIATION CAPITAL GROUP 5.125% 04-10-2030	4/10/2030	5.12%	**	1,642,382
PVTPL AVIS BUDGET RENT CAR FDG AESOP LLC SR 2023-8 CL A 6.02% DUE 02-20-2030	2/20/2030	6.02%	**	5,451,260
PVTPL AVIS BUDGET RENT CAR FDG AESOP LLC SRS 20-2 CL A 2.02% DUE 02-20-2027	2/20/2027	2.02%	**	825,982
PVTPL AVIS BUDGET RENT CAR FDG AESOP LLCSER 21-2A CL A 1.66% DUE 02-20-2028	2/20/2028	1.66%	**	17,983,269
PVTPL AVIS BUDGET RENTAL CAR FNDG AESOP 5.36% 06-20-2030	6/20/2030	5.36%	**	3,321,572
PVTPL AVIS BUDGET RENTAL CAR FNDG AESOP SER 23-3A CL A 5.24% DUE 02-22-2028	2/22/2028	5.44%	**	3,238,363
PVTPL AVIS BUDGET RENTAL CAR FNDG AESOP SER 24-3A CL A 5.23% 12-20-2030	12/20/2030	5.23%	**	2,475,857
PVTPL AVOLON HLDGS FDG LTD 2.528% DUE 11-18-2027	11/18/2027	2.53%	**	542,034
PVTPL AVOLON HLDGS FDG LTD 4.7% 01-30-2031	1/30/2031	4.70%	**	601,802
PVTPL AVOLON HLDGS FDG LTD 4.95% 01-15-2028	1/15/2028	4.95%	**	560,710
PVTPL AVOLON HLDGS FDG LTD 5.15% 01-15-2030	1/15/2030	5.15%	**	432,412
PVTPL AVOLON HOLDINGS FNDG LTD 4.95% 10-15-2032	10/15/2032	4.95%	**	4,062,119
PVTPL AVOLON HOLDINGS FNDG LTD 5.75% 11-15-2029	11/15/2029	5.75%	**	197,244
PVTPL AXIS EQUIPMENT FINANCE RECEIVABLESSER 22-2A CL A2 5.3% DUE 06-21-2028	6/21/2028	5.30%	**	69,442
PVTPL BABSON CLO LTD SR 25-3A CL A1 FLTG RT 03-31-2038	3/31/2038	5.38%	**	6,272,037
PVTPL BACARDI LTD GTD NT 144A 4.7% DUE 05-15-2028/04-30-2018 BEO	5/15/2028	4.70%	**	1,410,773
PVTPL BAE SYS PLC 1.9% DUE 02-15-2031/09-15-2020 BEO	2/15/2031	1.90%	**	355,152
PVTPL BAE SYS PLC 5.0% 03-26-2027	3/26/2027	5.00%	**	2,541,574
PVTPL BAE SYS PLC 5.125% 03-26-2029	3/26/2029	5.12%	**	730,210
PVTPL BAIN CAP CR CLO 2022-2/BAIN CAP CLO 20 SR 22-2A CL A1R VAR RT 4-22-2035	4/22/2035	5.01%	**	2,300,587
PVTPL BAIN CAPITAL CREDIT CLO LIMITED SER 25-1A CL A1 FLTG 04-23-2038	4/23/2038	5.02%	**	499,668
PVTPL BAIN CAPITAL CREDIT CLO LIMITED SR 18-2A CLA1R FLTG RT 07-19-2031	7/19/2031	4.96%	**	199,512
PVTPL BAIN CAPITAL CREDIT CLO LIMITED SR20-5A CL ARR FLTG 04-20-2034	4/20/2034	5.03%	**	1,219,750
PVTPL BALLYROCK LTD SR 22-19A CL A1R FLTG RT 04-20-2035	4/20/2035	4.99%	**	1,149,669
PVTPL BANK IRELAND GROUP PLC 5.601% 03-20-2030	3/20/2030	5.60%	**	5,195,080
PVTPL BANK OF IRELAND GROUP 2.029% 09-30-2027	9/30/2027	2.03%	**	610,244
PVTPL BANQUE FED CRED MUTUEL 5.194% 02-16-2028	2/16/2028	5.19%	**	3,886,787
PVTPL BATTALION CLO LTD SR 25-29A CL A1 FLTG RT 03-31-2038	3/31/2038	5.68%	**	6,171,700
PVTPL BAYER US FINANCE LLC 6.375% 11-21-2030	11/21/2030	6.38%	**	642,019

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PVTPL BDS 2021-FL10 LTD/BDS 2021-FL10 LLC 3RD PRTY SECD CL B FLTG 12-18-2036	12/16/2036	5.80%	**	4,997,110
PVTPL BDS 2021-FL10 LTD/BDS 2021-FL10 LLC SR SECD NT CL A FLTG 12-18-2036	12/16/2036	5.20%	**	283,106
PVTPL BEIGNET INV LLC 6.581% 05-30-2049	5/30/2049	6.58%	**	53,356,289
PVTPL BENEFIT STREET PARTNERS CLO LTD SR 20-21A CL A1R2 FLTG 01-15-2039	1/15/2039	5.16%	**	2,003,197
PVTPL BENEFIT STREET PARTNERS CLO LTD SR22-29A CL AR FLTG 01-25-2038	1/25/2038	5.04%	**	1,649,219
PVTPL BIMBO BAKERIES USA INC 5.375% 01-09-2036	1/9/2036	5.38%	**	328,068
PVTPL BIRCH GROVE CLO LTD SER 25-13A CL A1 FLTG 10-23-2038	10/23/2038	5.47%	**	2,104,816
PVTPL BLUEMOUNTAIN CLO LTD SE 15-3A CL A1R FLTG 04-20-2031	4/20/2031	5.15%	**	763,895
PVTPL BLUEMOUNTAIN CLO SER 18-2A CLS A VAR RT 08-15-2031	8/15/2031	5.22%	**	209,695
PVTPL BLUEMOUNTAIN CLO XXII LTD 18-1A CL A-1 FLTG RT 07-15-2031	7/15/2031	5.25%	**	173,175
PVTPL BMW US CAPITAL LLC 4.15% 08-11-2027	8/11/2027	4.15%	**	1,156,814
PVTPL BMW US CAPITAL LLC 4.5% 08-11-2030	8/11/2030	4.50%	**	732,203
PVTPL BNP PARIBAS 1.323% 01-13-2027	1/13/2027	1.32%	**	3,250,222
PVTPL BNP PARIBAS 3.052% 01-13-2031	1/13/2031	3.05%	**	402,691
PVTPL BNP PARIBAS 3.132% 01-20-2033	1/20/2033	3.13%	**	913,334
PVTPL BNP PARIBAS 5.176% 01-09-2030	1/9/2030	5.18%	**	3,105,381
PVTPL BNP PARIBAS 5.283%11-19-2030	11/19/2030	5.28%	**	3,682,440
PVTPL BNP PARIBAS 5.894% 12-05-2034	12/5/2034	5.89%	**	4,386,318
PVTPL BNP PARIBAS FLTG RT 05-09-2029	5/9/2029	4.79%	**	4,546,695
PVTPL BNP PARIBAS MEDIUM TERM NTS BOOK ENTRY 5.335% 06-12-2029	6/12/2029	5.34%	**	5,129,487
PVTPL BNP PARIBAS SR 2.159% 09-15-2029	9/15/2029	2.16%	**	3,287,124
PVTPL BNP PARIBAS SR NON PFD 1.904% 09-30-2028	9/30/2028	1.90%	**	3,175,717
PVTPL BNP PARIBAS SR NON PFD MED 4.4% 08-14-2028	8/14/2028	4.40%	**	1,052,359
PVTPL BOOZ ALLEN HAMILTON INC 144A 3.875% DUE 09-01-2028 BEO	9/1/2028	3.88%	**	155,145
PVTPL BOSTON GAS CO 5.843% 01-10-2035	1/10/2035	5.84%	**	952,286
PVTPL BPCE 6.293% 01-14-2036	1/14/2036	6.29%	**	834,082
PVTPL BPCE SA 5.389% 05-28-2031	5/28/2031	5.39%	**	1,685,941
PVTPL BPCE SA 5.716% 01-18-2030	1/18/2030	5.72%	**	5,339,309
PVTPL BPCE SA 6.027% 05-28-2036	5/28/2036	6.03%	**	315,271
PVTPL BPCE SA 7.003% 10-19-2034	10/19/2034	7.00%	**	724,849
PVTPL BQE FEDERATIVE DU CRED.MUTUEL-BFCM 5.538% 01-22-2030	1/22/2030	5.54%	**	987,765
PVTPL BRITISH AIRWAYS CAPITAL 3.3% 06-15-2034	6/15/2034	3.30%	**	101,724
PVTPL BRITISH AWYS PASS THRU TR 2018-1A 4.125% 09-20-2031	3/20/2033	4.12%	**	245,843
PVTPL BRITISH AWYS PASS THRU TR 2018-1AA 3.8% 09-20-2031	9/20/2031	3.80%	**	276,769
PVTPL BROADCOM INC 3.137% DUE 11-15-2035 BEO	11/15/2035	3.14%	**	2,613,876
PVTPL BROADCOM INC AVGO 3.187 11/15/36 3.187% DUE 11-15-2036/09-30-2021 BEO	11/15/2036	3.19%	**	4,503,698
PVTPL BROADCOM INC NT 4.926% 05-15-2037	5/15/2037	4.93%	**	247,314
PVTPL BUSINESS JET SECS 2022-1 LLC SER 22-1A CL A 4.455% 06-15-2037	6/15/2037	4.46%	**	952,632
PVTPL BX COML MTG TR 2024-XL4 FLTG 02-15-2039	2/15/2039	5.19%	**	1,889,714
PVTPL CADILLAC FAIRVIEW CORP 2.5% DUE 10-15-2031 BEO	10/15/2031	2.50%	**	1,822,763
PVTPL CAIXABANK S A 4.634% 07-03-2029	7/3/2029	4.63%	**	1,301,162
PVTPL CAIXABANK S A 5.673% 03-15-2030	3/15/2030	5.67%	**	5,302,558
PVTPL CAIXABANK S A 6.684% 09-13-2027	9/13/2027	6.68%	**	595,167
PVTPL CAIXABANK SA 5.581% 07-03-2036	7/3/2036	5.58%	**	926,439
PVTPL CAIXABANK SA 6.037% 06-15-2035	6/15/2035	6.04%	**	747,707
PVTPL CAMERON LNG LLC 2.902% 07-15-2031	7/15/2031	2.90%	**	2,659,749
PVTPL CAMERON LNG LLC 3.302% DUE 01-15-2035	1/15/2035	3.30%	**	100,774
PVTPL CANTOR FITZGERALD LP 7.2% 12-12-2028	12/12/2028	7.20%	**	743,359

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PVTPL CAPITAL AUTOMOTIVE REIT SR 23-1A CL A1 5.75% 09-15-2053	9/15/2053	5.75%	**	1,839,210
PVTPL CARLYLE GLOBAL MARKET STRATEGIES SR 17-3A CL A1R2 FLTG RT 10-21-2037	10/21/2037	5.27%	**	8,384,106
PVTPL CARLYLE US CLO 2021-4 LTD CL A-2 FLTG DUE 04-20-2034 BEO	4/20/2034	5.55%	**	2,605,149
PVTPL CARVAL CLO LTD SER 24-3A CL A1 FLTG RT 10-20-2037	10/20/2037	5.27%	**	842,932
PVTPL CASSA DEPOSITI E PRESTIT 5.875% 04-30-2029	4/30/2029	5.88%	**	842,870
PVTPL CASSA DEPOSITI E PRESTITI 4.375% 10-01-2030	10/1/2030	4.38%	**	1,300,938
PVTPL CDP FINANCIAL INC. DTD 11-25-2025 FLTG RT CP 11-24-2026			**	4,499,439
PVTPL CF HIPPOLYTA ISSUER LLC SER 20-1 CL A1 1.69% DUE 07-15-2060 BEO	7/15/2060	1.69%	**	299,143
PVTPL CHENIERE ENERGY PARTNERS 5.55% 10-30-2035	10/30/2035	5.55%	**	281,881
PVTPL CHEVRON PHILLIPS CHEM CO 4.75%05-15-2030	5/15/2030	4.75%	**	131,777
PVTPL CHILE ELECTRICITY LUX MPC 6.01% 07-20-2024	1/20/2033	6.01%	**	375,689
PVTPL CIFC FDG LTD SER 22-4A CL AR FLTG 07-16-2035	7/16/2035	4.98%	**	799,940
PVTPL CIFC FUNDING LTD SER 19-6A CL A2R FLTG RT 07-16-2037	7/16/2037	5.59%	**	1,595,578
PVTPL CITIZENS AUTO RECEIVABLES TR 2023-2 5.74% 10-15-2030	10/15/2030	5.74%	**	1,477,597
PVTPL CLECO POWER LLC 5.3% 01-15-2036	1/15/2036	5.30%	**	202,074
PVTPL CLYDESDALE ACQUISITION HLDGS INC 6.75% 04-15-2032	4/15/2032	6.75%	**	308,482
PVTPL CMO 1166 AVE OF THE AMERS COML 2005-C6A CL D 144A 5.6896 10/13/2037	10/13/2037	5.69%	**	469,470
PVTPL CMO 1166 AVE OF THE AMERS COML 2005-C6A CL F 144A 5.6896 10/13/2037	10/13/2037	5.69%	**	358,270
PVTPL CMO ARBOR MULTIFAMILY MTG SECS SER 20-MF1 CL A5 2.7563% DUE 05-15-2053 BEO	5/15/2053	2.76%	**	1,128,652
PVTPL CMO ARROYO MTG TR 2022-2 SR 22-2 CL A1 4.95% DUE 07-25-2057 BEO	7/25/2057	4.95%	**	3,260,704
PVTPL CMO BBCCRE TRUST SER 2015-GTP CL A 3.966% 08-10-2033	8/10/2033	3.97%	**	1,024,831
PVTPL CMO BENCHMARK 2020-IG3 MTG TR SR 20-IG3 CL A2 2.475% UE 09-15-2048	9/15/2048	2.48%	**	2,870,579
PVTPL CMO BFLD COML MTG TR 2025-5MW BFLD2025-5MW A VAR RT DUE 10-10-2042 BEO	10/10/2042	4.67%	**	3,228,730
PVTPL CMO BFLD TRUST SER 24-WRHS CL A FLTG 08-15-2026	7/15/2039	5.24%	**	1,344,565
PVTPL CMO BFLD TRUST SR 24-UNIV CL A FLTG 11-15-2029	11/15/2041	5.24%	**	700,437
PVTPL CMO BFLD TRUST SR 25-660F CL A FLTG 11-15-2042	11/15/2042	5.25%	**	1,709,794
PVTPL CMO BOCA COML MTG TR SR 25-BOCA CL A FLTG 12-15-2042	12/15/2042	5.45%	**	3,003,747
PVTPL CMO BSPRT ISSUER LTD SR 25-FL12 CL A FLTG 01-17-2043	1/17/2043	5.12%	**	997,828
PVTPL CMO BX TR SR 24-AIR2 CL A FLTG 10-15-2041	10/15/2041	5.24%	**	2,472,959
PVTPL CMO BX TR 2021-VIEW VAR RT DUE 06-15-2023 BEO	6/15/2036	5.66%	**	1,499,065
PVTPL CMO BX TR 2021-VIEW VAR RT DUE 06-15-2023 BEO	6/15/2036	6.21%	**	1,998,761
PVTPL CMO BX TR SR 25-LIFE CL A VAR 06-13-2047	6/13/2047	5.88%	**	2,254,113
PVTPL CMO BX TR SR 25-TAIL CL A FLTG RT 06-15-2035	6/15/2035	5.15%	**	2,000,000
PVTPL CMO BX TRUST SR 24-BRBK CL A FLTG 10-15-2041	10/15/2041	6.61%	**	990,315
PVTPL CMO BX TRUST SR 24-PALM CL A FLTG RT 06-15-2037	6/15/2037	5.29%	**	2,597,774
PVTPL CMO BX TRUST SR 25-GW CL B FLTG RT07-15-2042	7/15/2042	5.60%	**	1,002,480
PVTPL CMO BX TRUST VAR RT DUE 07-15-2029BEO	6/15/2041	5.24%	**	1,794,438
PVTPL CMO CIP COML MTG TR 2025-SBAY CIP 25-SBAY VAR RT DUE 10-15-2037 BEO	10/15/2037	5.15%	**	1,851,718
PVTPL CMO COLONY MTG CAP LTD SR 19-IKPR CL A FLTG 11-15-2038	11/15/2038	5.28%	**	410,348
PVTPL CMO CREDIT SUISSE MORTGAGE TRUST SER 2014-USA CL A2 3.953% DUE 09-15-2037	9/15/2037	3.95%	**	1,837,749
PVTPL CMO CSMC 2019-AFC1 TR MTG BACKED NT CL A-1 144A VAR RT DUE 07-25-2049 BEO	7/25/2049	3.57%	**	837,870
PVTPL CMO DBC MORTGAGE TRUST SR 25-DBC CL A FLTG 06-15-2038	11/15/2042	5.10%	**	3,857,977
PVTPL CMO EQUS 2021-EQAZ MTG TR SR 21-EQAZ CL B VAR RT DUE 10-15-2036 BEO	10/15/2038	5.12%	**	1,033,314
PVTPL CMO FS RIALTO ISSUER LTD SR 25-FL10 CL A FRN 02-01-2030	8/19/2042	5.12%	**	999,893
PVTPL CMO GREYSTONE COMMERCIAL REAL ESTATE NOTES SR 25-FL4 CL A FRN 01-15-2043	1/15/2043	5.23%	**	2,000,058
PVTPL CMO GS MTG SECS CORP SER 2017-GPTX CL B 3.103915% FIXED 05-10-2034	5/10/2034	3.10%	**	521,247
PVTPL CMO HERO FDG 2016-3 NT CL A-1 144A3.07999992371% DUE 09-20-2042 BEO	9/20/2042	3.08%	**	9,587
PVTPL CMO HUDSON YARDS SR 25-SPRL CL A FLTG RT 01-13-2030	1/13/2040	5.47%	**	1,483,584

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PVTPL CMO J P MORGAN CHASE COML MOTGAGE SECS SER 20-MKST CL A FRN 12-15-2036 BEO	12/15/2036	5.21%	**	2,397,600
PVTPL CMO MADISON AVENUE TRUST SR 25-11MD CL A VAR 10-15-2042	10/15/2042	4.91%	**	1,004,704
PVTPL CMO MORGAN STANLEY CAP I TR SR 24-NSTB CL A VAR 09-24-2057	9/24/2057	3.90%	**	634,822
PVTPL CMO MORGAN STANLEY CAP I TR SRS 20-CNP CL A VAR RT DUE 04-05-2042	4/5/2042	2.43%	**	1,330,414
PVTPL CMO MSDB TR 2017-712F CL A VAR RT DUE 07-11-2039 BEO	7/11/2039	3.32%	**	6,477,436
PVTPL CMO NEW ORL HOTEL TR 2019-HNLASER 19-HNLA CLS A VAR RT DUE 04-15-2032 BEO	4/15/2032	4.79%	**	1,788,958
PVTPL CMO NEW RESIDENTIAL MTG LN SER 19-RPL3 CL A1 FRN 07-25-2059 BEO	7/25/2059	2.75%	**	157,699
PVTPL CMO NEW RESIDENTIAL MTG LN TR 20-RPL1 CL A-1 VAR RT DUE 11-25-2059	11/25/2059	2.75%	**	141,460
PVTPL CMO NYC COMMERCIAL MORTGAGE TRUST SR 24-3ELV CL A FLTG RT 08-15-2029	8/15/2029	5.74%	**	972,821
PVTPL CMO ONE MKT PLAZA TR SER 2017-1MKT CL A 144A 3.6139% 02-10-2032 BEO	2/10/2032	3.61%	**	4,535,538
PVTPL CMO PRPM SER 23-NQM3 CL A1 STEP 11-25-2068	11/25/2068	6.22%	**	325,447
PVTPL CMO SMB PRIVATE ED LN TR 2022-B 0%DUE 12-31-2049	2/16/2055	3.94%	**	4,016,873
PVTPL CMO SMB PRIVATE ED LN TR 2022-B 0%DUE 12-31-2049 BEO	2/16/2055	5.43%	**	4,875,696
PVTPL CMO TOWD PT MTG TR 2019-4 SER 19-4CLS A1 VAR RT DUE 07-25-2059 BEO	10/25/2059	2.90%	**	535,381
PVTPL CMO TOWD PT MTG TR 2022-4 TPMT 2022-4 A1 VAR RT DUE 09-25-2062 BEO	9/25/2062	3.75%	**	6,312,217
PVTPL CMO TRUST SR 25-ROIC CL A 144A FLTG RT 03-15-2030	3/15/2030	4.89%	**	3,984,457
PVTPL CMO UWM MTG TR 2021-INV3 CL A3 VAR RT DUE 11-25-2051 BEO	11/25/2051	2.50%	**	1,775,028
PVTPL CMO VERUS SECURITIZATION TR 2021-3SER 21-3 CL A2 VAR RT DUE 06-25-2066 BEO	6/25/2066	1.28%	**	684,060
PVTPL CMO VERUS SECURITIZATION TRUST SER 23-5 CL A1 STEP UP DUE 06-25-2068	6/25/2068	6.48%	**	2,024,405
PVTPL CMO VMC FIN 2021-FL4 LLC VMC 2021-FL4 C VAR RT DUE 06-16-2036 BEO	6/16/2036	6.10%	**	966,802
PVTPL CMO WFRBS COML MTG TR 2013-C11 COML PASS THRU CTF CL D VAR RT 03-15-45	3/15/2045	4.07%	**	351,797
PVTPL CMO WSTN TR 2023-MAUI CLA VAR RT 08-05-2027	7/5/2037	6.30%	**	2,036,418
PVTPL CNO GLOBAL FUNDING 4.375% 09-08-2028	9/8/2028	4.38%	**	1,895,937
PVTPL CNO GLOBAL FUNDING 4.7% 12-11-2030	12/11/2030	4.70%	**	3,006,350
PVTPL CNO GLOBAL FUNDING 4.875% 12-10-2027	12/10/2027	4.88%	**	5,064,927
PVTPL CODELCO INC 6.44% 01-26-2036	1/26/2036	6.44%	**	650,625
PVTPL COLLEGE AVE STUDENT LNS 2023-A LLCSER 23-A CL A1 FLTG RT 05-25-2055	5/25/2055	5.77%	**	1,931,211
PVTPL COLLEGE AVE STUDENT LNS SR 23-B CL A1A 6.5% 06-25-2054	6/25/2054	6.50%	**	1,796,536
PVTPL COLUMBIA PIPELINE GROUP 5.097% 10-01-2031	10/1/2031	5.10%	**	269,832
PVTPL COLUMBIA PIPELINES HLDG CO LLC 5.681% 01-15-2034	1/15/2034	5.68%	**	258,052
PVTPL COLUMBIA PIPELINES OPER CO LLC 5.962% 02-15-2055	2/15/2055	5.96%	**	642,243
PVTPL COLUMBIA PIPELINES OPER CO LLC 6.036% 11-15-2033	11/15/2033	6.04%	**	2,391,309
PVTPL COLUMBIA PIPELINES OPER CO LLC 6.544% 11-15-2053	11/15/2053	6.54%	**	363,567
PVTPL CONTINENTAL RESOURCES 2.268% 11-15-2026	11/15/2026	2.27%	**	1,836,660
PVTPL COOPERATIEVE RABOBANK U A 5.71% 01-21-2033	1/21/2033	5.71%	**	10,539,986
PVTPL COOPERATIEVE RABOBANK UA 5.447% 03-05-2030	3/5/2030	5.45%	**	517,057
PVTPL COOPERATIEVE RABOBANK UA 5.564% 02-28-2029	2/28/2029	5.56%	**	3,201,208
PVTPL COREBRIDGE GLOB FUNDING 4.65% 08-20-2027	8/20/2027	4.65%	**	3,361,206
PVTPL COREBRIDGE GLOBAL FUNDING 4.25% 08-21-2028	8/21/2028	4.25%	**	1,093,157
PVTPL COREBRIDGE GLOBAL FUNDING FLTG RT 12-15-2028	12/15/2028	4.56%	**	3,447,649
PVTPL COREVEST AMERN FIN 2019-3 TR SER 19-3 CLS A 2.772% DUE 10-15-2052 BEO	10/15/2052	2.70%	**	59,738
PVTPL COREVEST AMERN FIN 2022-1 TR SR 22-1 CL A VAR RT 12-31-2049	6/17/2055	4.74%	**	1,066,208
PVTPL COTY INC/HFC PRESTIGE/INT US 5.6% 01-15-2031	1/15/2031	5.60%	**	302,729
PVTPL COX COMMUNICATIONS INC NEW NT 3.5% 08-15-2027	8/15/2027	3.50%	**	7,266,306
PVTPL COX COMMUNICATIONS INC NEW NT 144A3.35% DUE 09-15-2026/09-13-2016 BEO	9/15/2026	3.35%	**	1,989,523
PVTPL CQS US CLO LTD SR 25-5A CL A1 FRN 01-17-2039	1/17/2039	5.10%	**	9,825,814
PVTPL CREDICORP CAPITAL SOCIED 9.7%03-05-2045	3/5/2045	9.70%	**	220,663
PVTPL CREDIT ACCEP AUTO LN TR 2023-2 SER 23-2A CL A 5.92% 05-16-2033	5/16/2033	5.92%	**	759,771

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PVTPL CREDIT ACCEP AUTO LN TR SER 23-3A CL A 6.39% 08-15-2033	8/15/2033	6.39%	**	707,295
PVTPL CREDIT ACCEPTANCE AUTO LOAN TRUST SER 24-1A CL A 5.68% 03-15-2034	3/15/2034	5.68%	**	1,003,725
PVTPL CREDIT ACCEPTANCE AUTO LOAN TRUST SER 24-2A CLS C 6.7% 10-16-2034	10/16/2034	6.70%	**	1,314,967
PVTPL CREDIT AGRICOLE S A 6.316% 10-03-2029	10/3/2029	6.32%	**	7,670,172
PVTPL CREDIT AGRICOLE S A LONDON BRH 1.247% 01-26-2027	1/26/2027	1.25%	**	1,031,836
PVTPL CREDIT AGRICOLE SA 5.222% 05-27-2031	5/27/2031	5.22%	**	472,663
PVTPL CREDIT AGRICOLE SA 5.23% 01-09-2029	1/9/2029	5.23%	**	2,257,231
PVTPL CREDIT AGRICOLE SA 5.335% 01-10-2030	1/10/2030	5.34%	**	1,353,456
PVTPL CREDIT AGRICOLE SA 5.862% 01-09-2036	1/9/2036	5.86%	**	1,352,581
PVTPL CSL FINANCE PLC 4.75% DUE 04-27-2052 BEO	4/27/2052	4.75%	**	225,176
PVTPL CVS LEASE BACKED PASS THRU CTF 8.353% DUE 07-10-2031	7/10/2031	8.35%	**	71,751
PVTPL CVS LEASE BACKED PASS THRU SER 2013 TR 4.704 01-10-2036	1/10/2036	4.70%	**	190,439
PVTPL DANONE NT 144A 2.947% DUE 11-02-2026/11-02-2016 BEO	11/2/2026	2.95%	**	1,997,223
PVTPL DANSKE BANK A/S 4.613% 10-02-2030	10/2/2030	4.61%	**	587,427
PVTPL DANSKE BANK A/S 5.427% 03-01-2028	3/1/2028	5.43%	**	5,078,077
PVTPL DANSKE BANK A/S 5.705% 03-01-2030	3/1/2030	5.70%	**	311,915
PVTPL DIAMOND ISSUER LLC 2021-1 SECD CL A 2.305% 11-20-2051	11/20/2051	2.30%	**	1,631,538
PVTPL DNB BK ASA 1.535% 05-25-2027	5/25/2027	1.54%	**	1,424,098
PVTPL DNB BK ASA 4.853% 11-05-2030	11/5/2030	4.85%	**	370,451
PVTPL DNB BK ASA MED TERM NTS BOOK ENTRY 1.605% 03-30-2028	3/30/2028	1.60%	**	4,855,777
PVTPL DOMINICAN REPUBLIC 5.875% 10-28-2035	10/28/2035	5.88%	**	300,540
PVTPL DOMINOS PIZZA MASTER ISSUER SR 25-1A CL A2II 5.217% 07-25-2055	7/25/2055	5.22%	**	14,617,380
PVTPL DT MIDSTREAM 10YR 144A NEW ISSUE 4.3% 04-15-2032	4/15/2032	4.30%	**	367,529
PVTPL DUPONT DE NEMOURS INC 4.725% 11-15-2028	11/15/2028	4.72%	**	3,676,197
PVTPL ECMC GROUP STUDENT LN TR SR 17-2A CL A FLTG RT 05-25-2067	5/25/2067	5.04%	**	2,071,873
PVTPL EDF S A 4.875% DUE 09-21-2038 BEO	9/21/2038	4.88%	**	2,337,740
PVTPL ELECTRICITE DE FRANCE 5.7% 05-23-2028	5/23/2028	5.70%	**	1,136,986
PVTPL ELECTRICITE DE FRANCE 6.375% 01-13-2055	1/13/2055	6.38%	**	209,071
PVTPL ELEMENT FLEET MGMT CORP 5.643% 03-13-2027	3/13/2027	5.64%	**	1,709,267
PVTPL ELEMENT FLEET MGMT CORP 6.271% 06-26-2026	6/26/2026	6.27%	**	2,553,532
PVTPL ELEVATION CLO LTD SR 18-3A CL A1R2 FLTG RT 01-25-2035	1/25/2035	5.16%	**	3,399,950
PVTPL ELMWOOD CLO LTD SR 25-3A CL A FLTG RT 03-22-2038	3/22/2038	5.12%	**	11,517,262
PVTPL EMD FIN LLC 4.125% 08-15-2028	8/15/2028	4.12%	**	1,962,972
PVTPL EMPOWER CLO LTD SR 22-1A CL A1R FLTG 10-20-2037	10/20/2037	5.27%	**	1,254,657
PVTPL EMPOWER CLO LTD SR 25-1A CL A FLTG RT 04-20-2038	7/20/2038	5.19%	**	1,254,045
PVTPL ENCORE CAPITAL GROUP INC 6.625%04-15-2031	4/15/2031	6.62%	**	402,001
PVTPL ENEL FIN INTL N V 4.125% 09-30-2028	9/30/2028	4.12%	**	2,541,393
PVTPL ENEL FIN INTL N V NT 4.75% DUE 05-25-2047	5/25/2047	4.75%	**	276,933
PVTPL ENEL FINANCE INTERNATIONAL N.V 5.125% 06-26-2029	6/26/2029	5.12%	**	1,221,316
PVTPL ENEL FINANCE INTL NV 2.125% 07-12-2028	7/12/2028	2.12%	**	4,754,300
PVTPL ENGIE S A 5.875% 04-10-2054	4/10/2054	5.88%	**	202,575
PVTPL ENI S P A 5.5% 05-15-2034	5/15/2034	5.50%	**	8,368,416
PVTPL ENI S P A 5.95% 05-15-2054	5/15/2054	5.95%	**	238,700
PVTPL ENTERPRISE FLEET FINANCING LLC SER 24-1 CL A3 5.16% 09-20-2030	9/20/2030	5.16%	**	146,773
PVTPL ENTERPRISE FLEET FINANCING LLC SER24-4 CL A3 4.56% 11-20-2028	11/20/2028	4.56%	**	885,052
PVTPL ENTERPRISE FLEET FINANCING LLC SR 24-1 CL A2 6.52% 03-20-2030	3/20/2030	5.23%	**	2,598,102
PVTPL ENTERPRISE FLEET FINANCING LLC SR 24-2 CL A2 5.74% 12-20-2026	12/20/2026	5.74%	**	331,340
PVTPL ENTERPRISE FLEET FINANCING LLC SR 24-2 CL A3 5.61% 04-20-2028	4/20/2028	5.61%	**	3,559,534

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PVTPL ENTERPRISE FLEET FINANCING LLC SR 25-2 CL A3 4.41% 06-20-2029	6/20/2029	4.41%	**	3,110,462
PVTPL ENTERPRISE FLEET FING 2023-2 LLC 5.5% 04-22-2030	4/22/2030	5.50%	**	169,874
PVTPL ENTERPRISE FLEET FING 2023-2 LLC SRS 23-2 CLS A2 5.56% 04-22-2030	4/22/2030	5.56%	**	983,886
PVTPL ENTERPRISE FLEET FING LLC SR 23-3 CL A2 6.4% 03-20-2030	3/20/2030	6.40%	**	1,449,375
PVTPL EQT CORP SR NT 3.125% 05-15-2026	5/15/2026	3.12%	**	551,813
PVTPL EQUITABLE AMER GLOBAL 4.7% 09-15-2032	9/15/2032	4.70%	**	697,451
PVTPL EQUITABLE AMER GLOBAL 4.95% 06-09-2030	6/9/2030	4.95%	**	4,789,868
PVTPL EQUITABLE FINL LIFE 4.6% 04-01-2027	4/1/2027	4.60%	**	5,455,295
PVTPL EXPERIAN FIN PLC 2.75% DUE 03-08-2030	3/8/2030	2.75%	**	3,246,735
PVTPL F G GLOBAL FUNDING 144A 5.875% DUE06-10-2027 BEO	6/10/2027	5.88%	**	3,236,947
PVTPL F G GLOBAL FUNDING 5.875% 01-16-2030	1/16/2030	5.88%	**	311,582
PVTPL F&G GLOBAL FDG 2.0% 09-20-2028	9/20/2028	2.00%	**	374,843
PVTPL F&G GLOBAL FUNDING 4.65% 09-08-2028	9/8/2028	4.65%	**	2,465,332
PVTPL FED DES CAISSES DESJARDINS QUEBEC 1.2% 10-14-2026	10/14/2026	1.20%	**	7,835,095
PVTPL FED DES CAISSES DESJARDINS QUEBEC 4.55% DUE 08-23-2027 BEO	8/23/2027	4.55%	**	5,053,256
PVTPL FIRST INVS AUTO OWNER TR 2023-1 SR 23-1A CL A 6.44% 10-16-2028	10/16/2028	6.44%	**	664,795
PVTPL FIRSTKEY HOMES SR 22-SFR2 CL B 4.5% 07-17-2027	7/17/2039	4.50%	**	3,063,666
PVTPL FIRSTKEY HOMES TRUST SR 22-SFR1 CL B 4.493% 05-19-2039	5/19/2039	4.49%	**	2,493,431
PVTPL FORD CR AUTO OWN TR 2024-REV1 SR 24-1 CL A STEP UP 08-15-2036	8/15/2036	4.87%	**	14,481,998
PVTPL FORD CR AUTO OWNER TR 2023-REV1 231 CL A 4.85% 08-15-2035	8/15/2035	4.85%	**	10,722,760
PVTPL FORD CR AUTO OWNER TR 2023-REV2 SER 23-2 CL A 5.28% 02-15-2036	2/15/2036	5.28%	**	11,233,077
PVTPL FORD CR FLOORPLAN MASTER OWNER TR SR 24-1 CL A1 5.29% 04-15-2029	4/15/2029	5.29%	**	2,646,111
PVTPL FORD CR FLOORPLAN MASTER OWNER TR SER 24-3 CL A-1 4.3% DUE 09-15-2029	9/15/2029	4.30%	**	8,871,882
PVTPL FORTRESS CR BSL VII LTD SR 21-1A CL A-1-R FLTG 07-23-2032	7/23/2032	4.95%	**	956,885
PVTPL FOUNDRY JV HOLDCO LLC 6.1% 01-24-2036	1/25/2036	6.10%	**	534,487
PVTPL FOUNDRY JV HOLDCO LLC 6.3% 01-25-2039	1/25/2039	6.30%	**	211,611
PVTPL FOUNDRY JV HOLDCO LLC. 5.5% 01-25-2031	1/25/2031	5.50%	**	1,953,192
PVTPL FREEDOM MORTGAGE CORPORATION 9.25%02-01-2029	2/1/2029	9.25%	**	731,556
PVTPL FREMF MORTGAGE TRUST SER 16-K59 CL B VAR RT 11-25-2049	11/25/2049	3.56%	**	175,563
PVTPL FREMF MORTGAGE TRUST SER 19-K734 CL B VAR RT 02-25-2051	2/25/2051	4.17%	**	1,275,499
PVTPL FREMF MORTGAGE TRUST SR 19-K97 CL B VAR RT 09-25-2051	9/25/2051	3.77%	**	1,734,018
PVTPL GA GLOBAL FDG 01-06-2027	1/6/2027	2.25%	**	147,245
PVTPL GA GLOBAL FDG TR 5.5% 01-08-2029	1/8/2029	5.50%	**	2,056,929
PVTPL GA GLOBAL FUNDING TRUST 5.9% 01-13-2035	1/13/2035	5.90%	**	1,281,411
PVTPL GALAXY CLO LTD SER 24-33A CL A1 FLTG RT 04-20-2037	4/20/2037	5.43%	**	1,735,843
PVTPL GENERAL MOTORS CO SER 24-4A CL A1 4.73% 11-15-2029	11/15/2029	4.73%	**	2,487,979
PVTPL GENERAL MOTORS SR 24-1 CL A1 5.13%03-15-2029	3/15/2029	5.13%	**	6,590,419
PVTPL GENERATE CLO 8 LTD/GENERATE SR 8A CL A1R2 FLTG 01-20-2038	1/20/2038	5.26%	**	9,283,456
PVTPL GILDAN ACTIVEWEAR INC 10-07-2030	10/7/2030	4.70%	**	891,404
PVTPL GLENCORE FDG LLC 6.125% 10-06-2028	10/6/2028	6.12%	**	2,135,471
PVTPL GLENCORE FDG LLC FLTG RT 10-01-2026	10/1/2026	4.77%	**	1,351,147
PVTPL GLENCORE FUNDING LLC 5.186% 04-01-2030	4/1/2030	5.19%	**	1,543,650
PVTPL GLENCORE FUNDING LLC 5.371% 04-04-2029	4/4/2029	5.37%	**	2,493,610
PVTPL GM FINANCIAL REVOLVING RECEIVABLESSER 23-2 CL A 5.77% 08-11-2036	8/11/2036	5.77%	**	5,774,286
PVTPL GM FINL REVOLVING RECEIVABLES TR SER 24-2 CL A 4.52% 03-11-2037	3/11/2037	4.52%	**	10,998,592
PVTPL GM FINL REVOLVING RECEIVABLES TR SR 24-1 CL A 4.9% 12-11-2036	12/11/2036	4.98%	**	3,909,526
PVTPL GOLUB CAP PARTNERS CLO LTD SR 20-48A CL A1R FLTG RT 04-17-2038	4/17/2038	4.98%	**	1,003,295
PVTPL GOODGREEN 2017-1 TR NT CL A 144A 3.74% DUE 10-15-2052 BEO	10/15/2052	3.74%	**	42,444

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PVTPL GOODGREEN 2017-2 NT CL A 144A 3.26% DUE 10-15-2053 BEO	10/15/2053	3.26%	**	87,761
PVTPL GOODMAN US FIN FOUR LLC 4.625% DUE05-04-2032 BEO	5/4/2032	4.62%	**	1,978,462
PVTPL GOODMAN US FIN THREE LLC 3.7% DUE 03-15-2028	3/15/2028	3.70%	**	989,724
PVTPL GOODMAN US FINANCE SIX LLC 5.125% 10-07-2034	10/7/2034	5.12%	**	377,479
PVTPL GPMT 2021-FL3 LTD/GPMT 2021-FL3 LLC SR SECD NT CL A FLTG 07-16-2035	7/16/2035	5.35%	**	124,954
PVTPL GPMT LTD SR 21-FL4 CL A FLTG RT 11-15-2036	12/15/2036	5.20%	**	1,802,510
PVTPL GREENSAIF PIPELINES BIDCO S A R L 6.1027% 08-23-2042	8/23/2042	6.10%	**	2,399,590
PVTPL GREENSKY HOME IMPT ISSUER TR SER 25-3 CL A2 4.59% 12-27-2060	12/27/2060	4.59%	**	271,015
PVTPL GREYWOLF CLO I LTD SR 20-3RA CL A1R2 FLTG 04-22-2033	4/22/2033	5.09%	**	3,485,011
PVTPL GUARDIAN LIFE INSURANCE CORP 3.7% 01-22-2070	1/22/2070	3.70%	**	67,162
PVTPL GUATEMALA REP 6.25% 08-15-2036	8/15/2036	6.25%	**	418,000
PVTPL HEALTH CARE SERVICE CORP 5.2% 06-15-2029	6/15/2029	5.20%	**	435,932
PVTPL HERO FDG 2017-3 NT CL A2 3.95% 09-20-2048	9/20/2048	3.95%	**	198,655
PVTPL HERO FDG SER 2017-1A NT CL A2 4.46% 09-20-2047 BEO	9/20/2047	4.46%	**	35,583
PVTPL HERTZ VEH FING III LLC SR 23-4A CL A 6.15% 03-25-2030	3/25/2030	6.15%	**	1,047,174
PVTPL HILTON GRAND VACATIONS TR SER 25-3EXT CL A 4.56% 10-25-2044	10/25/2044	4.56%	**	561,758
PVTPL HILTON GRAND VACATIONS TRUST SR 24-2A CL 5.5% 03-25-2038	3/25/2038	5.50%	**	918,825
PVTPL HPS CORPORATE LENDING FD 5.85% 06-05-2030	6/5/2030	5.85%	**	607,460
PVTPL HUNGARY REP 6.0% 09-26-2035	9/26/2035	6.00%	**	625,203
PVTPL HYUNDAI AUTO LEASE SECURITIZAT SR 25-B CL A3 4.53% 04-17-2028	4/17/2028	4.53%	**	2,214,919
PVTPL HYUNDAI CAP AMER MEDIUM TERM NTS BOOK EN 1.5% DUE 06-15-2026	6/15/2026	1.50%	**	429,949
PVTPL HYUNDAI CAPITAL AMERICA 4.25% 09-18-2028	9/18/2028	4.25%	**	1,821,275
PVTPL HYUNDAI CAPITAL AMERICA 4.3% 09-24-2027	9/24/2027	4.30%	**	2,410,842
PVTPL HYUNDAI CAPITAL AMERICA 4.85% 03-25-2027	3/25/2027	4.85%	**	3,895,144
PVTPL HYUNDAI CAPITAL AMERICA 5.3% 03-19-2027	3/19/2027	5.30%	**	2,358,110
PVTPL HYUNDAI CAPITAL AMERICA 5.3% 06-24-2029	6/24/2029	5.30%	**	1,030,088
PVTPL HYUNDAI CAPITAL AMERICA 5.45% 06-24-2026	6/24/2026	5.45%	**	949,467
PVTPL HYUNDAI CAPITAL AMERICA 5.95% 08-21-2026	9/21/2026	5.95%	**	4,320,631
PVTPL IMPERIAL BRANDS FIN PLC 5.5% 02-01-2030	2/1/2030	5.50%	**	3,638,936
PVTPL IMPERIAL BRANDS FIN PLC GTD SR NT 144A 6.125 DUE 07-27-2027/07-27-2022 BEO	7/27/2027	6.12%	**	564,130
PVTPL INTERNATIONAL FLAVORS & FRAGRANCES 2.3% 11-01-2030 USD	11/1/2030	2.30%	**	451,677
PVTPL INTESA SANPAOLO S P A 7.2% 11-28-2033	11/28/2033	7.20%	**	1,029,558
PVTPL INTESA SANPAOLO S P A 7.8% 11-28-2053	11/28/2053	7.80%	**	257,288
PVTPL J P MORGAN MTG TR SER 21-14 CL A11 FLTG DUE 05-25-2052	5/25/2052	4.82%	**	1,361,582
PVTPL JACKSON NATL LIFE GLOBAL 4.6% 10-01-2029	10/1/2029	4.60%	**	2,005,660
PVTPL JACKSON NATL LIFE GLOBAL 4.7% 06-05-2028	6/5/2028	4.70%	**	5,051,694
PVTPL JACKSON NATL LIFE GLOBAL 4.9% 01-13-2027	1/13/2027	4.90%	**	2,436,597
PVTPL JAMESTOWN CLO LTD SER 19-14A CL A1RR FLTG 10-20-2034	10/20/2034	4.92%	**	6,996,007
PVTPL JAMESTOWN CLO LTD SR 22-18A CL AR FLTG RT 07-25-2035	7/25/2035	5.13%	**	7,605,164
PVTPL JANE STR GROUP LLC/JSG FIN INC 6.125% 11-01-2032	11/1/2032	6.12%	**	407,058
PVTPL JBS USA HLDG LUX S A R L/JBS USA FOOD C 5.5% 01-15-2036	1/15/2036	5.50%	**	406,722
PVTPL JBS USA HLDG LUX S A R L/JBS USA FOOD C 6.375% 04-15-2066	4/15/2066	6.38%	**	353,465
PVTPL JBS USA HOLD/FOOD GRP/CO 6.25% 03-01-2056	3/1/2056	6.25%	**	393,627
PVTPL JBS USA SARL/FOOD/GRP 5.95% 04-20-2035	4/20/2035	5.95%	**	179,000
PVTPL JBS USA SARL/FOOD/GRP 6.375% 02-25-2055	2/25/2055	6.38%	**	662,915
PVTPL JERSEY CENTRAL POWER & LIGHT CO 4.15% 01-15-2029	1/15/2029	4.15%	**	1,618,203
PVTPL KBC GROUP NV 4.932% 10-16-2030	10/16/2030	4.93%	**	1,605,280

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PVTPL KBC GROUP NV 5.796% 01-19-2029	1/19/2029	5.80%	**	9,109,878
PVTPL KKR CLO SER 21 CL A FLTG 04-15-2031	4/15/2031	5.17%	**	631,459
PVTPL KKR FINANCIAL CLO LTD SER 36A CL AR FLTG 10-15-2034	10/15/2034	5.05%	**	5,798,751
PVTPL KKR FINANCIAL CLO LTD SR 42A CL ARFLTG RT 07-20-2034	7/20/2034	5.03%	**	4,299,103
PVTPL KKR GROUP FIN CO LLC 3.25% 12-15-2051	12/15/2051	3.25%	**	932,347
PVTPL KREF 2022-FL3 LTD CL A FLTG 02-15-2039	2/17/2039	5.18%	**	1,630,770
PVTPL KUWAIT INTL BOND 4.652% 10-09-2035	10/9/2035	4.65%	**	199,302
PVTPL LCM 31 LTD SR SECD NT CL A-R FLTG 07-20-2034	7/20/2034	5.16%	**	2,301,687
PVTPL LIBERTY MUT GROUP INC 4.569% DUE 02-01-2029 BEO	2/1/2029	4.57%	**	6,712,829
PVTPL LIBERTY UTILITIES CO 5.577% 01-31-2029	1/31/2029	5.58%	**	611,880
PVTPL LINCOLN FINL GLOBAL FDG 4.625% 08-18-2030	8/18/2030	4.62%	**	1,414,629
PVTPL LOANCORE 2021-CRE6 ISSUER LTD SER 21-CRE6 CL A FLTG 11-15-2038	11/15/2038	5.16%	**	203,181
PVTPL LPL HLDGS INC 4.625% 11-15-2027	11/15/2027	4.62%	**	804,998
PVTPL LRECS SER 25-CRE1 CL A FLTG 08-19-2043	8/19/2043	5.50%	**	7,309,889
PVTPL LSEG US FINANCE CORP 5.297% 03-28-2034	3/28/2034	5.30%	**	620,795
PVTPL M&T EQUIPMENT NOTES SER 25-1A CL A2 4.7% 12-16-2027	12/16/2027	4.70%	**	423,031
PVTPL MACQUARIE AIRFINANCE HLDGS LTD 5.15% 03-17-2030	3/17/2030	5.15%	**	405,768
PVTPL MACQUARIE GROUP LTD SR MEDIUM 3.763% 11-28-2028	11/28/2028	3.76%	**	143,908
PVTPL MACQUARIE GROUP LTD SR NT 2.691%06-23-2032	6/23/2032	2.69%	**	409,671
PVTPL MADISON PARK FUNDING LTD SER 21-39A CL AR FLTG 10-22-2034	10/22/2034	5.11%	**	2,200,577
PVTPL MADISON PARK FUNDING LTD SR 16-22A CL AR2 FLTG RT 01-15-2038	1/15/2038	5.21%	**	5,108,049
PVTPL MADISON PK FDG LXIII LTD/MADISON PK FD SR 23-63A CL A1R VAR RT 07-21-2038	7/21/2038	5.27%	**	1,445,520
PVTPL MADISON PK FDG XXXIII LTD CL A-R FLTG 10-15-2032	10/15/2032	5.19%	**	3,442,403
PVTPL MARATHON CLO LTD SR 21-16A CL A1AR FLTG RT 04-15-2034	4/15/2034	5.01%	**	9,991,872
PVTPL MARBLE PT CLO XVIII LTD SR 20-2A CL A1R2 FLTG RT 03-15-2038	3/15/2038	5.11%	**	6,500,884
PVTPL MARS INC 4.6% 03-01-2028	3/1/2028	4.60%	**	7,876,488
PVTPL MARS INC 4.8% 03-01-2030	3/1/2030	4.80%	**	553,220
PVTPL MARS INC 5.2% 03-01-2035	3/1/2035	5.20%	**	8,692,608
PVTPL MARS INC 5.65% 05-01-2045	5/1/2045	5.65%	**	517,580
PVTPL MARS INC 5.7% 05-01-2055	5/1/2055	5.70%	**	130,036
PVTPL MASSMUTUAL GLOBAL 4.95% 01-10-2030	1/10/2030	4.95%	**	5,634,241
PVTPL MASSMUTUAL GLOBAL FDG II FLTG 08-01-2028	8/1/2028	4.59%	**	2,380,688
PVTPL MASSMUTUAL GLOBAL FUNDIN 5.15%05-30-2029	5/30/2029	5.15%	**	2,163,854
PVTPL MENLO SER 24-1A CL A1 FLTG 01-20-2038	1/20/2038	5.30%	**	16,566,535
PVTPL MERCEDES-BENZ FIN NORTH AMER LLC 4.8% 11-13-2026	11/13/2026	4.80%	**	1,114,739
PVTPL MERITAGE HOMES CORP 3.875% 04-15-2029	4/15/2029	3.88%	**	3,936,176
PVTPL MET TOWER GLOBAL FUNDING 4.0% 10-01-2027	10/1/2027	4.00%	**	676,352
PVTPL MF1 MULTIFAMILY HOUSING MORTGAGE SER 24-FL15 CL A FLTG RT 08-18-2041	8/18/2041	5.42%	**	1,503,004
PVTPL MF1 MULTIFAMILY HOUSING MORTGAGE SR 22-FL8 CL A FLTG 02-19-2037	2/19/2037	5.08%	**	3,245,322
PVTPL MGM CHINA HLDGS LTD 7.125% 06-26-2031	6/26/2031	7.12%	**	1,480,730
PVTPL MILOS CLO LTD/MILOS CLO LLC SR 17-1A CL AR FLTG 10-20-2030	10/20/2030	5.22%	**	1,536,458
PVTPL MMAF EQUIPMENT FINANCE LLC SR 24-ACL A3 4.95% 07-14-2031	7/14/2031	4.95%	**	775,704
PVTPL MMAF EQUIPMENT FINANCE LLC SR 25-ACL A3 5.45% 08-13-2032	8/13/2032	4.82%	**	1,945,282
PVTPL MOLEX ELECTR TECHNOLOGIES LLC 4.75% 04-30-2028	4/30/2028	4.75%	**	531,831
PVTPL MONONGAHELA PWR CO 3.55% DUE 05-15-2027 BEO	5/15/2027	3.55%	**	2,286,322
PVTPL MRCD MORTGAGE TRUST SER 19-PARK CL A 2.71752% 12-15-2036	12/15/2036	2.72%	**	420,000
PVTPL MVW OWNER TRUST SER 19-2A CL B 2.44% 10-20-2038	10/20/2038	2.44%	**	134,871
PVTPL NATIONWIDE BLDG 5.537% 07-14-2036	7/14/2036	5.54%	**	413,879

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PVTPL NATIONWIDE BLDG SOC SR NON-PFD 6.557% 10-18-2027	10/18/2027	6.56%	**	5,094,514
PVTPL NATWEST MARKETS PLC FLTG RT 03-21-2030	3/21/2030	4.89%	**	1,213,140
PVTPL NATWEST MKTS PLC 5.41% DUE 05-17-2029 BEO	5/17/2029	5.41%	**	918,584
PVTPL NAVIENT PRIVATE ED LN TR 2020-A NTCL A-2B VAR RT DUE 11-15-2068	11/15/2068	4.76%	**	110,413
PVTPL NAVIENT PRIVATE ED REFI LN SER 20-BA CL A2 2.12% 01-15-2069 BEO	1/15/2069	2.12%	**	354,454
PVTPL NAVIENT PRIVATE ED REFI LN TR 2019-FA CL A2 2.6% DUE 08-15-2068	8/15/2068	2.60%	**	506,147
PVTPL NAVIENT PRIVATE ED REFI LN TR 2021-B SER 21-BA CL A .94% 07-15-2069	7/15/2069	0.94%	**	354,050
PVTPL NAVIENT PRIVATE ED REFI LN TR 2021-F SR 21-FA CL A 1.11% 02-18-2070	2/18/2070	1.11%	**	3,238,177
PVTPL NAVIENT PRIVATE ED REFI LN TR SR 2019-C CL A-2 02-15-2068	2/15/2068	3.13%	**	222,840
PVTPL NAVIENT PRIVATE ED REFI LN TR SRS 20-HA CL A 1.31% DUE 01-15-2069	1/15/2069	1.31%	**	1,735,455
PVTPL NAVIENT PVT ED LN TR 2015-B NT CL A-3 FLTG RATE 144A VAR RT DUE 07-16-2040	7/16/2040	5.31%	**	436,518
PVTPL NAVIENT PVT ED REFI LN TR 2020-G SER 20-GA CL A 1.17% DUE 09-16-2069 BEO	9/16/2069	1.17%	**	880,385
PVTPL NAVIENT PVT ED REFI LN TR 2023-A NT CL A 144A 5.51 DUE 10-15-2071BEO	10/15/2071	5.51%	**	1,416,383
PVTPL NAVIENT REFINANCE LN TR SR 25-C CL A 4.8% 10-15-2055	10/15/2055	4.80%	**	5,345,482
PVTPL NAVIENT STUDENT LOAN TRUST SER 21-A CL A 0.84% DUE 05-15-2069 BEO	5/15/2069	0.84%	**	178,978
PVTPL NAVIENT STUDENT LOAN TRUST SR 23-BA CL A1A 6.48% 03-15-2072	3/15/2072	6.48%	**	529,883
PVTPL NBN CO LTD 4.0% 10-01-2027	10/1/2027	4.00%	**	1,114,290
PVTPL NBN CO LTD 4.25% 10-01-2029	10/1/2029	4.25%	**	1,401,136
PVTPL NBN CO LTD 5.75% 10-06-2028	10/6/2028	5.75%	**	610,545
PVTPL NELNET STUDENT LN TR SER 17-3A CL A FLTG 02-25-2066	2/25/2066	4.84%	**	2,487,116
PVTPL NELNET STUDENT LN TR SER 21-BA CL AFX 1.42% 04-20-2062	4/20/2062	1.42%	**	281,704
PVTPL NELNET STUDENT LN TR SR 25-BA CL A1B FLTG 05-17-2055	5/17/2055	5.33%	**	4,745,670
PVTPL NELNET STUDENT LOAN TRUST SR 25-AA CL A1B FRN 03-15-2057	3/15/2057	5.08%	**	1,766,391
PVTPL NESTLE CAPITAL CORPORATION 5.1% 03-12-2054	3/12/2054	5.10%	**	305,317
PVTPL NETFLIX INC 4.875% DUE 06-15-2030/10-25-2019 BEO	6/15/2030	4.88%	**	1,415,755
PVTPL NEUBERGER BERMAN LN ADVISERS CLO SR 17-26A CL AR2 FLTG 10-18-2038	10/18/2038	5.24%	**	3,994,252
PVTPL NEW RESIDENTIAL MTG LN TR SER 22-SFR1 CL B 2.849% DUE 02-17-2027 BEO	2/17/2039	2.85%	**	1,958,130
PVTPL NEW YORK LIFE GLOBAL FDG 2.35% 07-14-2026	7/14/2026	2.35%	**	44,643
PVTPL NEW YORK LIFE INS CO 3.75% DUE 05-15-2050	5/15/2050	3.75%	**	632,678
PVTPL NEW YORK ST ELEC & GAS CORP 5.65% 08-15-2028	8/15/2028	5.65%	**	1,516,065
PVTPL NEW YORK ST ELEC & GAS CORP SR NT 144A 3.25% DUE 12-01-2026/11-29-2016 BEO	12/1/2026	3.25%	**	96,297
PVTPL NEW YORK STATE ELECTRIC & GAS CORP 5.3% 08-15-2034	8/15/2034	5.30%	**	2,888,058
PVTPL NGPL PIPECO LLC 3.25% DUE 07-15-2031 BEO	7/15/2031	3.25%	**	138,152
PVTPL NIAGARA MOHAWK POWER 5.996% 07-03-2055	7/3/2055	6.00%	**	264,590
PVTPL NIAGARA MOHAWK PWR CORP NEW SR NT 144A 1.96% DUE 06-27-2030/06-25-2020 BEO	6/27/2030	1.96%	**	902,027
PVTPL NISSAN MOTOR ACCEPTANCE CORP 2.75%03-09-2028	3/9/2028	2.75%	**	1,710,291
PVTPL NORTHERN NAT GAS CO DEL SR BD 144A4.3% 01-15-2049	1/15/2049	4.30%	**	200,880
PVTPL NORTHWESTERN MUT LIFE INS CO 6.17%05-29-2055	5/29/2055	6.17%	**	511,140
PVTPL NORTHWESTERN MUTUA 3.45% DUE 03-30-2051 BEO	3/30/2051	3.45%	**	216,743
PVTPL NORTHWESTERN MUTUAL GLBL 4.96% 01-13-2030	1/13/2030	4.96%	**	2,359,833
PVTPL NORTHWOODS CAPITAL LTD SR 18-12BA CL AR FLTG RT 06-15-2031	6/15/2031	4.91%	**	1,990,874
PVTPL NRG ENERGY INC 4.734% 10-15-2030	10/15/2030	4.73%	**	2,608,704
PVTPL NRG ENERGY INC 5.407% 10-15-2035	10/15/2035	5.41%	**	214,836
PVTPL NTT FIN CORP 03/04/2026 1.162% DUE04-03-2026/03-03-2021 BEO	4/3/2026	1.16%	**	2,321,317
PVTPL NTT FIN CORP 4.62% 07-16-2028	7/16/2028	4.62%	**	1,989,773
PVTPL NTT FIN CORP 5.502% 07-16-2035	7/16/2035	5.50%	**	373,446
PVTPL NTT FIN CORP SR NT 144A 4.372% DUE07-27-2027/07-27-2022 BEO	7/27/2027	4.37%	**	1,211,457
PVTPL NTT FINANCE CORP 07-16-2030	7/16/2030	4.88%	**	203,859

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PVTPL NTT FINANCE CORP 4.567% 07-16-2027	7/16/2027	4.57%	**	3,305,248
PVTPL NTT FINANCE CORP 5.171% 07-16-2032	7/16/2032	5.17%	**	298,145
PVTPL OCEAN TRAILS CLO SR 20-8A CL A1R2 FLTG 03-15-2038	3/15/2038	5.09%	**	6,314,627
PVTPL OCP CLO LTD SER 23-26A CL AR FLTG 04-17-2037	4/17/2037	4.96%	**	8,988,599
PVTPL OCTAGON INVESTMENT PARTNERS LTD SR19-2A CL A1R2 FLTG RT 10-15-2033	10/15/2033	4.99%	**	6,073,452
PVTPL OCTAGON INVT PARTNERS 20-3A CL A1R2 FLTG 01-15-2038	1/15/2038	5.26%	**	752,717
PVTPL OCTANE RECEIVABLES TR 23-1A CL C 6.37% 09-20-2029	9/20/2029	6.37%	**	4,468,618
PVTPL OCTANE RECEIVABLES TRUST SER 23-3ACL A2 6.44% 03-20-2029	3/20/2029	6.44%	**	308,548
PVTPL OFSI FUND LTD SR 21-10A CL AR FLTGRT 04-20-2034	4/20/2034	5.15%	**	2,600,893
PVTPL OHA CR PARTNERS XI LTD SR 15-11A CL A1R2 FLTG RT 04-20-2037	4/20/2037	5.34%	**	486,799
PVTPL OHIO EDISON COMPANY 4.95% 12-15-2029	12/15/2029	4.95%	**	1,197,330
PVTPL OMERS FINANCE TRUST 4.375% 03-20-2030	3/20/2030	4.38%	**	2,692,836
PVTPL OMERS FINANCE TRUST 5.5% 11-15-2033	11/15/2033	5.50%	**	4,048,704
PVTPL ONCOR ELEC DELIVERY CO LLC 5.8% 04-01-2055	4/1/2055	5.80%	**	383,677
PVTPL ONCOR ELECTRIC DELIVERY 4.5% 03-20-2027	3/20/2027	4.50%	**	978,939
PVTPL ONEMAIN FINL ISSUANCE SRS 20-2A CL B 2.21% DUE 09-14-2035 BEO	9/14/2035	2.21%	**	1,208,956
PVTPL ONT TEACHERS CADILLAC FAIRVIEW 4.125% 02-01-2029	2/1/2029	4.12%	**	817,560
PVTPL OPORTUN FUNDING LLC SR 25-A CL B 5.3% 02-08-2033	2/8/2033	5.30%	**	334,944
PVTPL OZLM XXIV LTD / OZLM XXIV LLC 20/07/2032 VAR RT DUE 07-20-2032 BEO	7/20/2032	5.31%	**	1,307,313
PVTPL PACIFIC LIFE GLOBAL FDG II 4.5% 08-28-2029	8/28/2029	4.50%	**	3,638,661
PVTPL PACIFIC LIFE GLOBAL FDG II FLTG RT 02-04-2027	2/4/2027	4.39%	**	1,251,024
PVTPL PACIFIC LIFE GLOBAL FDG II MEDIUM TERM TR 00802 FLTG 07-10-2028	7/10/2028	4.75%	**	3,154,361
PVTPL PACIFIC LIFE GLOBAL FDG II MTN 4.875% 07-17-2032	7/17/2032	4.88%	**	3,055,987
PVTPL PACIFIC LIFECORP 5.125% 01-30-2043	1/30/2043	5.12%	**	237,110
PVTPL PALMER SQUARE CLO LTD SR 15-1A CL A1A5 FLTG RT 05-21-2034	5/21/2034	4.92%	**	10,247,265
PVTPL PARK AVENUE INSTITUTIONAL ADVISERS SR 21-1A CL A1AR FRN 01-20-2034	1/20/2034	4.99%	**	5,797,175
PVTPL PARK BLUE CLO LTD SR 22-2A CL A1R FLTG RT 07-20-2037	7/20/2037	5.30%	**	682,507
PVTPL PENFED AUTO RECEIVABLES OWNER SER 24-A CL A3 4.7% 06-15-2029	6/15/2029	4.70%	**	3,063,515
PVTPL PENNSYLVANIA ELEC CO FIXED 3.6%06-01-2029 BEO	6/1/2029	3.60%	**	244,792
PVTPL PENNSYLVANIA HIGHER ED ASSISTANCE A VAR RT DUE 11-25-2065	11/25/2065	4.94%	**	457,277
PVTPL PENSKE TRUCK LEASING CO L P / PTL FIN CORP 5.55% 05-01-2028	5/1/2028	5.55%	**	1,831,490
PVTPL PENSKE TRUCK LEASING CO L P / PTL FIN CORP 5.75% 05-24-2026	5/24/2026	5.75%	**	4,585,765
PVTPL PENSKE TRUCK LEASING CO L P/PTL FIN CO 1.7% DUE 06-15-2026 BEO	6/15/2026	1.70%	**	66,231
PVTPL PENSKE TRUCK LEASING CO L P/PTL FIN CO 6.05% 08-01-2028	8/1/2028	6.05%	**	2,578,276
PVTPL PERNOD RICARD S A NT 144A 3.25% DUE 06-08-2026/06-08-2016 BEO	6/8/2026	3.25%	**	3,644,822
PVTPL PERU(REPUBLIC OF) 6.15% 08-12-2032	8/12/2032	0.06%	**	9,044,668
PVTPL PFS FING CORP SR 25-B CL A 4.85% 02-15-2030	2/15/2030	4.85%	**	3,189,659
PVTPL PIKES PEAK CLO SER 23-12A CL AR FLTG 04-20-2038	4/20/2038	5.10%	**	2,494,054
PVTPL PORSCHE FINL AUTO SECURITIZATION TR SR 23-1A CLS A4 4.72% 06-23-2031	6/23/2031	4.72%	**	1,358,617
PVTPL PPIB CAP INC C 2.75% 11-02-2027	11/2/2027	2.75%	**	246,145
PVTPL PRIN LIFE GLOBAL FLTG RT 5.183737% 08-18-2028	8/18/2028	4.68%	**	771,650
PVTPL PRINCIPAL LIFE GLOBAL FDG II 4.8% 01-09-2028	1/9/2028	4.80%	**	4,548,656
PVTPL PRKCM TRUST SER 23-AFC3 CL A1 6.584% 09-25-2058	9/25/2058	6.58%	**	1,121,518
PVTPL PROGRESS RESIDENTIAL TRUST SER 22-SFR6 CL B 4.997% 07-20-2039	7/20/2039	5.00%	**	1,003,511
PVTPL PROLOGIS TARGETED US 5.25% 01-15-2035	1/15/2035	5.25%	**	713,642
PVTPL PROLOGIS TARGETED US 5.25% 04-01-2029	4/1/2029	5.25%	**	4,296,866
PVTPL PROLOGIS TARGETED US 5.5% 04-01-2034	4/1/2034	5.50%	**	1,248,619
PVTPL PROTECTIVE LIFE CORP 5.35% 12-15-2035	12/15/2035	5.35%	**	3,038,542

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PVTPL PROTECTIVE LIFE GF 5.467% 12-08-2028	12/8/2028	5.47%	**	1,326,601
PVTPL PSP CAPITAL INC 3.75% 10-02-2029	10/2/2029	3.75%	**	3,000,411
PVTPL PT FREEPORT INDONESIA NT 4.763% DUE04-14-2027	4/14/2027	4.76%	**	225,426
PVTPL QUIKRETE HLDGS INC 6.375% 03-01-2032	3/1/2032	6.38%	**	416,360
PVTPL RABOBANK NEDERLAND GLOBAL MED TM NT TRANCHE # TR 00088 4.655% 8-22-2028	8/22/2028	4.66%	**	3,283,157
PVTPL RAD CLO 6 LTD/RAD CLO SR 19 6A CL A1R FLTG 10-20-2037	10/20/2037	5.27%	**	5,111,089
PVTPL RECKITT BENCKISER TREAS SVCS BNDS 3.0% DUE 06-26-2027	6/26/2027	3.00%	**	6,105,759
PVTPL REGATTA XVI FUNDING LTD SR 19-2A CL A1R FLTG RT 01-15-2033	1/15/2033	5.10%	**	6,316,336
PVTPL RENEW 2017-1 FDG NT CL A 144A 3.67% DUE 09-20-2052 BEO	9/20/2052	3.67%	**	19,675
PVTPL RENTOKIL TERMINIX LLC 5.0% 04-28-2030	4/28/2030	5.00%	**	204,621
PVTPL REPSOL E&P CAP MARKETS 5.976% 09-16-2035	9/16/2035	5.98%	**	291,206
PVTPL RGA GLOBAL FDG 2.7% 01-18-2029	1/18/2029	2.70%	**	2,195,071
PVTPL RISERVA CLO LTD SR 16-3A CL AR3 FLTG 01-18-2034	1/18/2034	4.93%	**	3,143,311
PVTPL ROCC TRUST SER 24-CNTR CL A 5.38834% 11-13-2041	11/13/2041	5.39%	**	193,876
PVTPL ROCHE HLDGS INC 5.338% 11-13-2028	11/13/2028	5.34%	**	557,095
PVTPL ROCKFORD TOWER CLO 2018-2 LTD SER 2018-2A CLS A FLTG 10-20-2031	10/20/2031	5.31%	**	706,142
PVTPL ROCKFORD TOWER CLO LTD SR 2017-3 CL A FLTG DUE 10-20-2030	10/20/2030	5.34%	**	99,332
PVTPL ROMARK WM-R LTD SER 2018-1A CL A-1 FLTG 04-20-2031	4/20/2031	5.18%	**	1,665,296
PVTPL ROYAL CARIBBEAN CRUISES LTD 5.5% DUE 04-01-2028 BEO	4/1/2028	5.50%	**	2,007,937
PVTPL RWE FINANCE US LLC 5.125% 09-18-2035	9/18/2035	5.12%	**	388,833
PVTPL SAMMONS FINANCIAL GLOBAL 5.05% 01-10-2028	1/10/2028	5.05%	**	1,422,092
PVTPL SAMMONS FINL GLOBAL 4.95% 06-12-2030	6/12/2030	4.95%	**	5,074,402
PVTPL SAMMONS FINL GROUP FLTG DUE 09-02-2027	9/2/2027	4.67%	**	3,514,360
PVTPL SANDSTONE PEAK LTD SR 21-1A CL A1R FLTG RT 10-15-2034	10/15/2034	5.18%	**	3,300,120
PVTPL SANTANDER BANK AUTO CREDIT-LIN SER 24-A CL B 5.622% 06-15-2032	6/15/2032	5.62%	**	1,652,729
PVTPL SANTOS FINANCE LTD 5.75% 11-13-2035	11/13/2035	5.75%	**	468,428
PVTPL SAUDI ARABIA (KINGDOM OF) 5.75% 01-16-2054	1/16/2054	5.75%	**	198,049
PVTPL SAUDI ARABIAN OIL CO 5.25% 07-17-2034	7/17/2034	5.25%	**	1,029,159
PVTPL SAUDI ARABIAN OIL CO 6.375% 06-02-2055	6/2/2055	6.38%	**	627,794
PVTPL SAUDI ARABIAN OIL CO GLOBAL 5.75%07-17-2054	7/17/2054	5.75%	**	195,107
PVTPL SBA TOWER TR SR 2020-1 CL 1C 1.884% 07-15-2050	7/15/2050	1.88%	**	1,698,104
PVTPL SBNA AUTO LEASE TR SR 24-A CL A4 5.24% 01-22-2029	1/22/2029	5.24%	**	286,159
PVTPL SCF EQUIPMENT LEASING SR 25-1A CL A3 5.11% 11-21-2033	11/21/2033	5.11%	**	495,217
PVTPL SCF EQUIPMENT TRUST LLC SER 24-1A CLS A3 5.52% DUE 01-20-2032	1/20/2032	5.52%	**	239,526
PVTPL SCF EQUIPMENT TRUST LLC SR 25-2A CL A3 4.33% 06-20-2036	6/20/2036	4.33%	**	627,240
PVTPL SERBIA (REPUBLIC) 6% 06-12-2034	6/12/2034	6.00%	**	310,657
PVTPL SES GLOBAL AMERS HLDGS GP SR NT 5.3 DUE 03-25-2044	3/25/2044	5.30%	**	206,852
PVTPL SFS AUTO RECEIVABLES SECURITIZATION TR 2 SER 23-1A CL B 01-22-2030	1/22/2030	5.71%	**	512,069
PVTPL SFS AUTO RECEIVABLES SECURITIZATION TR 2 SER 23-1A CL C 5.97% 02-20-2031	2/20/2031	5.97%	**	822,900
PVTPL SFS AUTO RECEIVABLES SECURITIZATIONSR 23-1A CL A4 5.47% 12-20-2029	12/20/2029	5.47%	**	4,473,793
PVTPL SIEMENS FUNDING BV 5.9% 05-28-2065	5/28/2065	5.90%	**	209,492
PVTPL SIXTH STREET CLO LTD SR 18-12A CL A1R2 FLTG RT 01-17-2039	1/17/2039	4.87%	**	6,508,514
PVTPL SLAM LLC SR 25-1A CL A 5.807% 05-15-2050	5/15/2050	5.81%	**	2,078,676
PVTPL SLM STUD LN TR 2004-3 STUD LN BKD NT CL 144A A-6B VAR RT DUE 10-25-2064	10/25/2064	5.12%	**	1,944,376
PVTPL SMB PRIVATE ED LN TR 2014-A SER 23-B CL A1B FLTG RT 10-16-2056	10/16/2056	5.78%	**	843,818
PVTPL SMB PRIVATE ED LN TR 2020-B VAR RTDUE 07-15-2053 BEO	7/15/2053	4.96%	**	3,309,978
PVTPL SMB PRIVATE ED LN TR SE 2018-A CLA-2B FLTG RATE DUE 02-15-2036	2/15/2036	4.66%	**	62,089
PVTPL SMB PRIVATE ED LN TR SER 17-B CL A-2B FLTG RATE 10-15-2035	10/15/2035	4.61%	**	13,183

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PVTPL SMB PRIVATE ED LN TR SER 20-A CL 2A2 2.23% 09-15-2037 BEO	9/15/2037	2.23%	**	371,428
PVTPL SMB PRIVATE ED LN TR SER 24-C CL A1A 5.5% 06-17-2052	6/17/2052	5.50%	**	2,748,199
PVTPL SMB PRIVATE EDUACATION LN TR 2023-C NT CL A-1A 5.67% 11-15-2052	11/15/2052	5.67%	**	565,052
PVTPL SMB PRIVATE EDUCATION LOAN TRUST 20SR 23-A CLS A1B 01-15-2053	1/15/2053	5.48%	**	1,091,930
PVTPL SMB PRIVATE EDUCATION LOAN TRUST SER 24-E CL A1A 5.09% 10-16-2056	10/16/2056	5.09%	**	1,667,861
PVTPL SMB PRIVATE EEDUCATION LN TR SER 24-A CL A1B 03-15-2056	3/15/2056	5.43%	**	1,545,203
PVTPL SMB PVT ED LN TR 2022-C DUE 05-16-2050 BEO	5/16/2050	5.83%	**	1,194,863
PVTPL SMBC AVIATION CAP FIN DAC 5.7% 07-25-2033	7/25/2033	5.70%	**	3,138,630
PVTPL SMITHFIELD FOODS INC 4.25% 02-01-2027	2/1/2027	4.25%	**	4,155,906
PVTPL SOCIAL PROFESSIONAL LOAN PROGRAM LLC SR 21-B CL AFX 1.14% 02-15-2047	2/15/2047	1.14%	**	2,321,081
PVTPL SOCIETE GENERALE 2.889% 06-09-2032/	6/9/2032	2.89%	**	371,474
PVTPL SOCIETE GENERALE 4.027% 01-21-2043	1/21/2043	4.03%	**	169,757
PVTPL SOCIETE GENERALE 5.249% 05-22-2029	5/22/2029	5.25%	**	7,316,158
PVTPL SOCIETE GENERALE 5.5% 04-13-2029	4/13/2029	5.50%	**	4,205,160
PVTPL SOCIETE GENERALE 6.066% 01-19-2035	1/19/2035	6.07%	**	1,057,181
PVTPL SOCIETE GENERALE MEDIUM TERM NTS BOOK EN DUE 01-10-2034/01-10-2023 BEO	1/10/2034	6.69%	**	2,290,257
PVTPL SOFI CONSUMER LN PROGRAM 2025-1 SR25-1 CL B 5.12% DUE 02-27-2034 BEO	2/27/2034	5.12%	**	1,365,127
PVTPL SOFI CONSUMER LOAN PROGRAM SR 25-4CL A 4.24% 08-25-2035	8/25/2035	4.24%	**	4,032,368
PVTPL SOFI PROFESSIONAL LN PROGRAM SER 19-C CL A2FX 2.8% 11-16-2048	11/16/2048	2.37%	**	470,875
PVTPL SOFI PROFESSIONAL LN PROGRAM SR 20-A CL A2FX 2.54% 05-15-2046	5/15/2046	2.54%	**	1,451,247
PVTPL SOLRR AIRCRAFT 2021-1 LTD/SOLRR AIRCRA SR 21-1 CL A 2.636% 10-15-2046	10/15/2046	2.64%	**	2,124,609
PVTPL SOUND POINT CLO LTD SR 20-3A CLA1RFLTG RT 01-25-2032	1/25/2032	5.14%	**	920,727
PVTPL SOUND POINT CLO LTD SR 21-1A CL B1R FLTG 04-25-2034	4/25/2034	5.51%	**	1,451,573
PVTPL SOUND POINT CLO XX LTD (US) SER 18-2A CLS A FLTG RT 07-26-2031	7/26/2031	5.22%	**	209,706
PVTPL SOUND PT CLO LTD SER 17-4A CL A1 FLTG RATE 01-20-2031 BEO	1/21/2031	5.27%	**	202,761
PVTPL SP POWERASSETS LTD GLOBAL MEDIUM TERM NT 3% DUE 09-26-2027 BEO	9/26/2027	3.00%	**	2,041,816
PVTPL STANDARD CHARTERED PLC 5.545% 01-21-2029	1/21/2029	5.54%	**	5,075,105
PVTPL STANDARD CHARTERED PLC 5.688% 05-14-2028	5/14/2028	5.69%	**	2,581,928
PVTPL STANDARD CHARTERED PLC 6.296% 07-06-2034	7/6/2034	6.30%	**	1,624,454
PVTPL STANDARD CHARTERED PLC 7.767% DUE 11-16-2028/11-16-2022 BEO	11/16/2028	7.77%	**	2,301,258
PVTPL STELLANTIS FIN US INC 5.75% 03-18-2030	3/18/2030	5.75%	**	516,145
PVTPL STELLANTIS FINANCE US INC 2.0% DUE01-29-2027	1/29/2027	1.71%	**	583,210
PVTPL STREAM INNOVATIONS 2025-1 ISSUER TRUST SR 25-1A CL A 5.05% 09-15-2045	9/15/2045	5.05%	**	668,859
PVTPL SUMITOMO MITSUI TRUST BANK LTD 5.65% DUE 03-09-2026	3/9/2026	5.65%	**	1,158,875
PVTPL SWEDBANK AB MEDIUM TERM NTS BOOK ENTRY 1 6.136% 09-12-2026	9/12/2026	6.14%	**	615,389
PVTPL SYMPHONY CLO LTD SR 20-22A CL A1ARFLTG RT 04-18-2033	4/18/2033	5.06%	**	4,110,509
PVTPL SYMPHONY CLO LTD SR 22-32A CL AR FLTG RT 10-23-2035	10/23/2035	5.42%	**	2,101,028
PVTPL SYMPHONY CLO XIX LTD/SYMPHONY CLO XIX SR SECD NT CL A FLTG 04-16-2031	4/16/2031	5.12%	**	244,467
PVTPL TCW CLO 2019-1 AMR LTD SR 19-1A CLASNR FLTG RT 08-16-2034	8/16/2034	5.15%	**	3,003,509
PVTPL TCW GEM LTD SR 20-1A CL A1R3 FLTG RT 04-20-2034	4/20/2034	4.93%	**	7,741,075
PVTPL TESLA AUTO LEASE TRUST SR 24-B CL A3 4.82% 10-20-2027	10/20/2027	4.82%	**	3,823,556
PVTPL TEXAS EASTN TRANSMISSION LP 3.5% DUE 01-15-2028 BEO	1/15/2028	3.50%	**	2,473,342
PVTPL TOWD POINT ASSET TRUST SER21-SL1 CL A2 FLTG 11-20-2061	11/20/2061	4.55%	**	499,451
PVTPL TOWD PT MTG TR FLTG RT SER 19-HY2 CL A1 12-25-2048 BEO	5/25/2058	4.85%	**	54,924
PVTPL TOWD PT MTG TR SER 18-2 CL A1 VAR 03-25-2058	3/25/2058	3.25%	**	34,661
PVTPL TOWD PT MTG TR SER 2019-HY3 CL A1A FLTG 12-25-2048	10/25/2059	4.85%	**	1,421,324
PVTPL TOYOTA AUTO LOAN EXTENDED NOTE SER 23-1A CL A 4.93% DUE 06-25-2036	6/25/2036	4.93%	**	9,082,560
PVTPL TOYOTA AUTO LOAN EXTENDED NOTE SR 25-1A CL A 4.65% DUE 05-25-2038 BEO	5/25/2038	4.65%	**	6,022,981

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PVTPL TOYOTA LEASE OWNER TRUST SER 24-B CL A3 4.21% 09-20-2027	9/20/2027	4.21%	**	1,101,901
PVTPL TOYOTA LEASE OWNER TRUST SR 25-B CL A3 3.96% 11-20-2028	11/20/2028	3.96%	**	5,614,738
PVTPL TRESTLES CLO VIII LTD SR 25-8A CL A1 FLTG RT 06-11-2035	6/11/2035	5.63%	**	695,761
PVTPL TRIMARAN CAVU LTD SR 19-1A CL A1R FLTG RT 01-20-2037	1/20/2037	5.07%	**	7,753,798
PVTPL TRINITAS CLO LTD SR 21-17A CL AR FLTG10-20-2034	10/20/2034	5.03%	**	4,199,095
PVTPL TRINITAS CLO LTD SR 22-19A CL A1R FLTG RT 10-20-2033	10/20/2033	4.99%	**	3,479,478
PVTPL TRINITAS CLO LTD SR 24-29A CL A FLTG RT 07-23-2037	7/23/2037	5.35%	**	1,836,314
PVTPL TRINITAS CLO XI LTD 19-11A A1RR FLTG 07-15-2034	7/15/2034	5.09%	**	17,500,457
PVTPL UBER TECHNOLOGIES INC 15/08/2029 4.5% DUE 08-15-2029/08-15-2025 BEO	8/15/2029	4.50%	**	5,680,699
PVTPL UBS GROUP AG 1.305% 02-02-2027	2/2/2027	1.30%	**	2,198,308
PVTPL UBS GROUP AG 11/02/2032 2.095% DUE02-11-2032/02-11-2031 BEO	2/11/2032	2.10%	**	696,435
PVTPL UBS GROUP AG 3.869% 01-12-2018	1/12/2029	3.87%	**	1,243,208
PVTPL UBS GROUP AG 4.151% 12-23-2029	12/23/2029	4.15%	**	4,167,626
PVTPL UBS GROUP AG 4.194% 04-01-2031	4/1/2031	4.19%	**	1,695,437
PVTPL UBS GROUP AG 4.751% DUE 05-12-2028BEO	5/12/2028	4.75%	**	5,041,107
PVTPL UBS GROUP AG 4.988% 08-05-2033 BEO	8/5/2033	4.99%	**	5,079,325
PVTPL UBS GROUP AG 5.01% 03-23-2037	3/23/2037	5.01%	**	785,102
PVTPL UBS GROUP AG 5.379% 09-06-2045	9/6/2045	5.38%	**	885,490
PVTPL UBS GROUP AG 5.428% 02-08-2030	2/8/2030	5.43%	**	1,561,337
PVTPL UBS GROUP AG 6.301% 09-22-2034	9/22/2034	6.30%	**	218,526
PVTPL UBS GROUP AG VAR RT 05-14-2032	5/14/2032	3.09%	**	4,783,005
PVTPL UBS GROUP FDG SWITZ AG SR 4.253% DUE 03-23-2028	3/23/2028	4.25%	**	5,296,430
PVTPL VAR ENERGI ASA 7.5% DUE 01-15-2028/11-15-2022 BEO	1/15/2028	7.50%	**	1,588,744
PVTPL VENTURE CDO LTD SER 19-36A CL A1AR FLTG 04-20-2032	4/20/2032	5.28%	**	1,044,724
PVTPL VICI PPTYS L P/VICI NT 4.625% DUE 12-01-2029	12/1/2029	4.62%	**	3,165,937
PVTPL VICI PPTYS L P/VICI NT CO INC 3.875% DUE 02-15-2029 BEO	2/15/2029	3.88%	**	367,906
PVTPL VICI PPTYS L P/VICI NT CO INC 4.125% DUE 08-15-2030	8/15/2030	4.12%	**	4,659,843
PVTPL VICI PPTYS L P/VICI NT CO INC 4.5%DUE 01-15-2028 BEO	1/15/2028	4.50%	**	571,281
PVTPL VICI PROPERTIES INC 4.5% 09-01-2026	9/1/2026	4.50%	**	4,072,075
PVTPL VICI PROPERTIES INC 5.75% DUE 02-01-2027 BEO	2/1/2027	5.75%	**	1,263,124
PVTPL VISTRA OPERATIONS CO LLC 4.3% DUE 07-15-2029	7/15/2029	4.30%	**	3,905,095
PVTPL VISTRA OPERATIONS CO LLC 3.7% 01-30-2027	1/30/2027	3.70%	**	3,053,444
PVTPL VISTRA OPERATIONS CO LLC 4.3% 10-15-2028	10/15/2028	4.30%	**	1,922,542
PVTPL VISTRA OPERATIONS CO LLC 4.6% 10-15-2030	10/15/2030	4.60%	**	2,548,967
PVTPL VISTRA OPERATIONS CO LLC 5.05% 12-30-2026	12/30/2026	5.05%	**	1,958,881
PVTPL VOLKSWAGEN GROUP AMER FIN LLC 5.65% 09-12-2028	9/12/2028	5.65%	**	585,784
PVTPL VOLKSWAGEN GROUP AMER FIN LLC 3.2% DUE 09-26-2026	9/26/2026	3.20%	**	1,998,939
PVTPL VOLKSWAGEN GROUP AMER FIN LLC 4.95%08-15-2029	8/15/2029	4.95%	**	3,001,371
PVTPL VOLKSWAGEN GROUP AMER FIN LLC GTD NT 6.45% 11-16-2030	11/16/2030	6.45%	**	751,707
PVTPL VOLKSWAGEN GROUP AMERICA 4.45% 09-11-2027	9/11/2027	4.45%	**	598,499
PVTPL VOLKSWAGEN GROUP AMERICA 4.55% 09-11-2028	9/11/2028	4.55%	**	356,815
PVTPL VOLVO FINANCIAL EQUIPMENT LLC SR 24-1A CL A4 4.29% 07-15-2031	7/15/2031	4.29%	**	554,004
PVTPL VOLVO FINL EQUIP LLC SER 24-1A CL A3 4.29% 10-16-2028	10/16/2028	4.29%	**	602,476
PVTPL VOLVO FINL EQUIP LLC SR 25-1A CL A3 4.46% 05-15-2029	5/15/2029	4.46%	**	957,775
PVTPL WEIR GROUP PLC 5.35% 05-06-2030	5/6/2030	5.35%	**	5,924,063
PVTPL WESTGATE RESORTS SR 24-1A CL A 6.06% 6.06% 01-20-2038	1/20/2038	6.06%	**	742,906
PVTPL WESTLAKE AUTOMOBILE RECEIVABLE 2023-3 SR 23-3A CL B 5.92% 09-15-2028	9/15/2028	5.92%	**	1,441,407
PVTPL WHEELS FLEET LEASE FDG 1 LLC SR 24-1A CL A1 5.49% 02-18-2039	2/18/2039	5.49%	**	1,242,024

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
PVTPL WHEELS FLEET LEASE FUNDING 1 LLC SR 25-3A CL A1 0.0% 09-18-2040	9/18/2040	4.08%	**	2,206,109
PVTPL WIND RIVER CLO LTD SR 16-1KRA CL A1R3 FLTG RT 10-15-2034	10/15/2034	4.96%	**	1,390,651
PVTPL WISE CLO 2023-2 LTD/WISE CLO 2023-2 LL SER 23-2A CL A FLTG 01-15-2037	1/15/2037	5.70%	**	1,753,262
PVTPL XSTRATA FIN CDA LTD GTD NT 5.3 DUE10-25-2042 BEO	10/25/2042	5.55%	**	126,145
PVTPL ZAIS ZAIS CLO 13 LTD SR 19-13A CL A1AR FRN 07-15-2032	7/15/2032	5.20%	**	452,297
PVTPLSAMMONS FINL GROUP 6.875% 04-15-2034	4/15/2034	6.88%	**	877,271
Q TECHNOLOGY GROUP CO LTD HKD0.01			**	133,058
QANTAS AIRWAYS NPV			**	2,112,399
QBE INS GROUP NPV			**	9,868
QIAGEN NV ORD EUR0.01 (POST REV SPLT)			**	5,808,475
QNITY ELECTRONICS INC COM			**	705,701
QUAKER CHEM CORP COM			**	4,589,449
QUALCOMM INC 2.15% DUE 05-20-2030	5/20/2030	2.15%	**	258,090
QUALCOMM INC COM			**	3,552,366
QUANEX BLDG PRODS CORP COM STK			**	3,297,903
QUANTA SVCS INC 2.9% DUE 10-01-2030	10/1/2030	2.90%	**	655,720
QUANTA SVCS INC 4.3% DUE 08-09-2028	8/9/2028	4.30%	**	6,812,443
QUANTA SVCS INC 4.75% 08-09-2027	8/9/2027	4.75%	**	1,736,089
QUANTA SVCS INC COM			**	1,749,439
QUANTA SVCS INC SR NT 3.05% 10-01-2041	10/1/2041	3.05%	**	252,516
QUANTA SVCS INC SR NT 5.1% 08-09-2035	8/9/2035	5.10%	**	401,671
QUANTUMSCAPE CORP COM USD0.0001 CL A			**	26,925
QUE PROV CDA MEDIUM TERM NTS BOOK ENT TRANCHE # TR 00050 7.14 2-27-26	2/27/2026	7.14%	**	522,081
QUEBEC PROV CDA 2.75% DUE 04-12-2027 BEO	4/12/2027	2.75%	**	899,050
QUEBEC PROV CDA PROVINCE DE QUEBEC GLOBAL NOTE 7.5% DUE 09-15-2029 BEO	9/15/2029	7.50%	**	4,287,771
QUEBEC(PROV OF) 4.45% NTS 01/09/2034 CAD1	9/1/2034	4.45%	**	4,140,775
QUEBECOR INC CLASS'B'SUB-VTG NPV			**	852,395
QUESS CORP LTD INR10			**	154,502
QUEST DIAGNOSTICS INC 2.95% DUE 06-30-2030 BEO	6/30/2030	2.95%	**	236,680
QUEST DIAGNOSTICS INC 4.6% 12-15-2027	12/15/2027	4.60%	**	784,458
QUEST DIAGNOSTICS INC COM			**	1,451,926
QUINSTREET INC COM STK			**	487,114
QXO INC COM PAR VALUE $0.00001 NEW			**	4,153,812
R&D COMPUTER CO LTD NPV			**	2,435
RABOBANK NEDERLAND 1.98% DUE 12-15-2027	12/15/2027	1.98%	**	2,015,229
RADICO KHAITAN INR2			**	165,508
RADIUM LIFE TECH C TWD10			**	27,406
RADNET INC COM STK			**	2,557,327
RADWARE LTD COM STK			**	776,854
RAI WAY SPA NPV			**	44,689
RAIA DROGASIL SA COM NPV			**	1,416,000
RAIFFEISEN BK INTL NPV (REGD)			**	2,380,013
RAINBOW TOURS SA PLN0.10			**	282,527
RAITO KOGYO CO LTD NPV			**	71,265
RALLIS INDIA LTD INR1			**	379,872
RALPH LAUREN CORP CL A CL A			**	2,490,475
RAMBUS INC DEL COM			**	4,752,735
RAMELIUS RESOURCES NPV			**	466,989

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
RANDSTAD N.V. EUR0.10			**	1,196,546
RANGE RES CORP COM			**	259,090
RANGER ENERGY SVCS INC COM CL A COM CL A			**	51,027
RANK GROUP PLC ORD GBP0.1388888			**	129,833
RAPID7 INC COM			**	904,658
RAPT THERAPEUTICS INC COM NEW			**	8,129
RAS AL KHAIMAH AED1			**	126,128
RASAN INFORMATION SAR1			**	738,728
RASIYAT HOLDING CO KWD0.10			**	88,186
RATEGAIN TRAVEL TE INR1			**	70,440
RATOS AB SER'B'NPV			**	815,209
RAYDIUM SEMI-CONDU TWD10			**	246,718
RAYMOND JAMES FNCL INC COM STK			**	173,598
RAYONIER ADVANCED MATLS INC COM			**	192,744
RB GLOBAL INC COM NPV			**	8,223,119
RBL BANK LIMITED INR10			**	227,815
REALTEK SEMICOND TWD10			**	3,517,258
REALTY INCOME CORP .75% DUE 03-15-2026	3/15/2026	0.75%	**	546,277
REALTY INCOME CORP 2.7% 02-15-2032	2/15/2032	2.70%	**	904,308
REALTY INCOME CORP 3% DUE 01-15-2027	1/15/2027	3.00%	**	22,796
REALTY INCOME CORP 3.25% DUE 01-15-2031 REG	1/15/2031	3.25%	**	1,624,624
REALTY INCOME CORP 3.25% DUE 06-15-2029	6/15/2029	3.25%	**	1,044,978
REALTY INCOME CORP 5.125% 04-15-2035	4/15/2035	5.12%	**	173,261
REALTY INCOME CORP 5.975% 09-01-2054	9/1/2054	5.38%	**	222,506
RECHI PRECISION CO LTD TWD10			**	163,384
RECKITT BENCK GRP ORD GBP0.10			**	2,581,500
RECRUIT HLDGS CO L NPV			**	8,703,355
RED RIV BANCSHARES INC COM			**	19,286
RED ROCK RESORTS INC CL A CL A			**	1,003,900
RED VIOLET INC COM USD0.001 WHEN ISSUED			**	643,364
REDDIT INC CL A CL A			**	2,772,922
REGAL REXNORD CORPORATION COM STK USD0.01			**	1,118,210
REGENCY CTRS CORP COM			**	1,580,718
REGENERON PHARMACEUTICALS INC COM			**	13,092,459
REGIS HEALTHCARE LIMITED NPV			**	24,661
REGIS RESOURCES LT NPV			**	2,979,727
REINET INVESTMENTS ORD NPV			**	47,639
REINSURANCE GROUP AMER INC COM NEW STK			**	5,331,262
REITMANS(CANADA) CLASS'A'NON VTG NPV			**	33,148
RELAY THERAPEUTICS INC COM			**	9,035
RELIANCE INC COM NPV			**	669,312
RELIANCE INDS INR10(100%DEMAT)			**	3,736,434
RELX CAP INC 4.75% 03-27-2030	3/27/2030	4.75%	**	875,626
RELX PLC			**	10,942,964
RENAISSANCE RE HLDGS LTD COM			**	9,653,347
RENASANT CORP COM			**	4,733,709
RENAULT SA EUR3.81			**	333,167
RENEW WIND ENERGY AP 2 PVT LTD / SR SECDNT 144A 4.5% 07-14-2028	7/14/2028	4.50%	**	1,726,154

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
REN-REDES ENERGET EUR1(REGD)			**	284,220
REORG/ANYWHERE MERGER COMPASS 2V1JAT3 01-09-2026			**	16,440
REORG/MIND CHANGE DEFINIUM 2G1EAW5 01-15-2026			**	157,065
REORG/PINNACLE MERGER PINNACLE 2G16AX5 02 JAN 2026			**	722,158
REORG/QIAGEN EXCHANGE QIAGEN 2H19AL5 01-08-2026			**	819,533
REORG/SYNOVUS MERGER PINNACLE 2G16AX5 01-02-2026			**	4,331,427
REP BANCORP INC KY CDT-CL A COM STK			**	26,561
REP OF SOUTH AFRICA 8.75% 28/02/2048	2/28/2048	8.75%	**	92,868
REPCO HOME FIN LTD INR10			**	160,458
REPLIGEN CORP COM STK USD0.01			**	6,940,126
REPT BATTERO ENERG CNY1 H			**	286,170
REPUBLIC OF CHILE 4.34% 03-07-2042	3/7/2042	4.34%	**	408,940
REPUBLIC OF GUATEMALA 5.375% DUE 04-24-2032 REG	4/24/2032	5.38%	**	201,900
REPUBLIC OF PANAMA SENIOR SECURED TERM LN 05/03/2027	3/5/2027	—%	**	234,420
REPUBLIC OF POLAND 5.5% 03-18-2054	3/18/2054	5.50%	**	268,146
REPUBLIC OF TURKIYE 7.625% 05-15-2034	5/15/2034	7.62%	**	977,362
REPUBLIC SVCS INC COM			**	2,075,219
REPUBLICA ORIENT URUGUAY 5.25% T-BOND 09-10-2060	9/10/2060	5.25%	**	420,075
RESOLUTE MINING NPV			**	157,662
RESOLUTION FDG CORP FED BOOK ENTRY PRIN STRIPS GENERIC PRIN PMT 04-15-2030	4/15/2030	—%	**	2,008,170
RESOURCES CONNECTION INC COM			**	83,185
REUNERT NPV			**	19,606
REVOLUTION MEDICINES INC COM			**	2,923,474
REVVITY INC			**	39,764
REXEL EUR5			**	2,277,909
REXFORD INDUSTRIAL REALTY INC 5.0% DUE 06-15-2028	6/15/2028	5.00%	**	1,221,215
REYNOLDS AMERN INC FIXED 5.85% DUE 08-15-2045	8/15/2045	5.85%	**	384,860
RGA GLOBAL FDG 4.35% DUE 08-25-2028	8/25/2028	4.35%	**	2,556,684
RGA GLOBAL FDG 4.6% DUE 11-25-2030	11/25/2030	4.60%	**	3,001,449
RGA GLOBAL FDG 5.448% DUE 05-24-2029	5/24/2029	5.45%	**	2,381,294
RGA GLOBAL FDG MEDIUM TERM SR SECD TRANCHE # TR 00006 5.05% 12-06-2031	12/6/2031	5.05%	**	2,553,326
RH COM			**	910,978
RHB BANK BHD NPV			**	202,155
RHEINMETALL AG NPV			**	1,638,985
RHEON AUTO MACHNRY NPV			**	24,118
RHYTHM PHARMACEUTICALS INC COM			**	889,395
RIBBON COMMUNICATIONS INC COM STK USD0.0001			**	74,261
RICH HONOUR INTERN TWD10			**	15,324
RICHWAVE TECHNOLOGY CORPORATION TWD10			**	60,152
RICOH CO LTD NPV			**	1,247,378
RINGKJOBING LNDOBK DKK1			**	1,332,194
RINNAI CORP NPV			**	1,493,100
RIO TINTO FIN USA 5.125% DUE 03-09-2053	3/9/2053	5.12%	**	289,652
RIO TINTO FIN USA PLC 4.5% 03-14-2028	3/14/2028	4.50%	**	483,658
RIO TINTO FIN USA PLC 4.875% 03-14-2030	3/14/2030	4.88%	**	2,360,408
RIO TINTO FIN USA PLC 5.75% 03-14-2055	3/14/2055	5.75%	**	317,116
RIO TINTO FINANCE (USA)PLC 4.375% 03-12-2027	3/12/2027	4.38%	**	271,829
RIO TINTO ORD GBP0.10			**	6,418,100

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
RIOT PLATFORMS INC COM NPV			**	150,089
RISO KAGAKU CORP NPV			**	41,402
RITHM CAPITAL CORP			**	652,757
RIYAD BANK SAR10			**	306,812
RIYADH CABLES GROUP CO. SAR10			**	973,531
RLI CORP COM			**	17,275
RMAC SECS NO 1 PLC FRN M/BKD 06/2044 GBP'A2A'	6/12/2044	4.21%	**	1,918,919
RMAC SECS NO 1 PLC FRN M/BKD 06/2044 GBP'A3A'	6/12/2044	4.23%	**	417,470
RMAC SECS NO 1 PLC FRN MTG 06/44 EUR REGS'A2C'	6/12/2044	2.18%	**	309,063
ROBERT HALF INC COM USD0.001			**	8,472,127
ROBINHOOD MKTS INC COM CL A COM CL A			**	566,179
ROBLOX CORP COM USD0.0001 CL A			**	1,669,785
ROCHE HLDGS AG GENUSSCHEINE NPV			**	48,849,499
ROCKET COS INC CL A CL A			**	408,612
ROCKET LAB CORP COM			**	2,725,174
ROCKWELL AUTOMATION			**	2,355,430
ROGERS 2.9% DUE 11-15-2026	11/15/2026	2.90%	**	141,546
ROGERS COMMUNICATIONS INC 3.2% 03-15-2027	3/15/2027	3.20%	**	2,839,625
ROGERS COMMUNICATIONS INC 4.5% 03-15-2042	3/15/2042	4.50%	**	372,973
ROGERS COMMUNICATIONS INC 5.0% 02-15-2029	2/15/2029	5.00%	**	3,474,492
ROGERS CORP COM			**	181,309
ROHM CO LTD NPV			**	1,590,520
ROKU INC COM CL A COM CL A			**	4,898,757
ROLLS ROYCE HLDGS ORD GBP0.20			**	21,554,038
ROMANIA(REP OF) 5.25% MTN 10/03/30 EUR1000	3/10/2030	5.25%	**	615,614
ROMANIA(REP OF) 5.375% MTN 07/06/33 EUR1000	6/7/2033	5.38%	**	2,498,262
ROPER TECHNOLOGIES INC			**	6,021,719
ROPER TECHNOLOGIES INC 4.2% 09-15-2028	9/15/2028	4.20%	**	250,780
ROPER TECHNOLOGIES INC 4.25% 09-15-2028	9/15/2028	4.25%	**	1,098,335
ROPER TECHNOLOGIES INC 4.75% 02-15-2032	2/15/2032	4.75%	**	187,286
ROPER TECHNOLOGIES INC 4.9% 10-15-2034	10/15/2034	4.90%	**	64,975
ROSNEFT OIL CO RUB0.01(RUB)			**	113,275
ROSS STORES INC COM			**	1,027,338
ROYAL BANK OF CANADA 4.498% 08-06-2029	8/6/2029	4.50%	**	4,964,128
ROYAL BANK OF CANADA 4.51% 10-18-2027	10/18/2027	4.51%	**	3,773,261
ROYAL BANK OF CANADA 4.715% 03-27-2028	3/27/2028	4.72%	**	7,975,913
ROYAL BANK OF CANADA 4.875% 01-19-2027	1/19/2027	4.88%	**	5,021,847
ROYAL BANK OF CANADA 4.969% 08-02-2030	8/2/2030	4.97%	**	363,862
ROYAL BANK OF CANADA FLTG 02-04-2031	2/4/2031	4.94%	**	501,928
ROYAL BANK OF CANADA MTN 4.522% 10-18-2028	10/18/2028	4.52%	**	3,242,808
ROYAL BANK OF CANADA MTN 4.95% 02-01-2029	2/1/2029	4.95%	**	224,943
ROYAL BK CDA 6% DUE 11-01-2027	11/1/2027	6.00%	**	67,492
ROYAL BK CDA GLOBAL MEDIUM TERM SR BK NTS BOOK ENTRY 5.2% 07-20-2026	7/20/2026	5.20%	**	898,319
ROYAL BK CDA GLOBAL MEDIUM TERM SR BK NT1.15% 07-14-2026	7/14/2026	1.15%	**	456,471
ROYAL BK CDA GLOBAL MEDIUM TERM SR BK NT3.875% 05-04-2032	5/4/2032	3.88%	**	4,815,487
ROYAL BK CDA MONTREAL QUE COM NPV			**	308,757
ROYAL BK OF CANADA COM NPV			**	1,536,320
ROYAL CARIBBEAN GROUP COM STK			**	283,941

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
ROYAL DUTCH SHELL PLC SPONSORED ADR REPSTG ORD SH			**	15,333,439
ROYAL GOLD INC COM STK USD0.01			**	785,128
ROYAL UNIBREW A/S DKK2 (POST SPLIT)			**	93,046
ROYALTY PHARMA PLC 4.45% 03-25-2031	3/25/2031	4.45%	**	399,315
RPM INTL INC			**	50,128
RR KABEL LTD INR5			**	17,731
RTX CORP 5.75% 11-08-2026	11/8/2026	5.75%	**	6,630,446
RTX CORP 6.0% 03-15-2031	3/15/2031	6.00%	**	3,438,793
RTX CORPORATION 2.375% 03-15-2032	3/15/2032	2.38%	**	892,261
RTX CORPORATION 2.82% 09-01-2051	9/1/2051	2.82%	**	513,253
RTX CORPORATION 2.25% DUE 07-01-2030	7/1/2030	2.25%	**	2,508,453
RTX CORPORATION 3.125% 05-04-2027	5/4/2027	3.12%	**	2,000,690
RTX CORPORATION 3.5% 03-15-2027 USD	3/15/2027	3.50%	**	942,510
RTX CORPORATION 4.125% 11-16-2028	11/16/2028	4.12%	**	2,932,769
RTX CORPORATION 4.15% 05-15-2045	5/15/2045	4.15%	**	167,502
RTX CORPORATION 4.35% DUE 04-15-2047	4/15/2047	4.35%	**	263,535
RTX CORPORATION 5.375% 02-27-2053	2/27/2053	5.38%	**	96,474
RTX CORPORATION COMSTK			**	58,048,301
RUBIS EUR1.25(POST SPLIT)			**	79,448
RUBRIK INC COM USD0.000025 CL A			**	270,586
RUSH ENTERPRISES INC CL A CL A			**	5,215,459
RUSH STREET INTERACTIVE INC COM USD0.0001 CL A			**	3,818,986
RXSIGHT INC COM			**	174,014
RYDER SYS INC COM			**	2,728,073
RYDER SYSTEM INC 2.85% 03-01-2027	3/1/2027	2.85%	**	1,539,937
RYDER SYSTEM INC 4.9% 12-01-2029	12/1/2029	4.90%	**	558,840
RYDER SYSTEM INC 4.95% 09-01-2029	9/1/2029	4.95%	**	623,037
RYDER SYSTEM INC 5.25% 06-01-2028	6/1/2028	5.25%	**	2,227,178
RYDER SYSTEM INC 5.375% 03-15-2029	3/15/2029	5.38%	**	648,211
RYDER SYSTEM INC 5.5% 06-01-2029	6/1/2029	5.50%	**	241,626
RYERSON HLDG CORP COM STOCK			**	319,809
RYMAN HOSPITALITY PPTYS INC COM			**	4,716,807
S & T BANCORP INC COM STK			**	377,445
S FOODS INC NPV			**	67,727
S INDIA BK LTD COMSTK			**	67,606
S&P GLOBAL INC 2.45% 03-01-2027	3/1/2027	2.45%	**	1,596,349
S&P GLOBAL INC 2.7% 03-01-2029	3/1/2029	2.70%	**	1,102,350
S&P GLOBAL INC 2.9% 03-01-2032	3/1/2032	2.90%	**	521,673
S&P GLOBAL INC COM			**	3,976,910
S.W. AIRL CO COM			**	99,357
SABIC AGRI-NUTRIEN SAR10			**	151,759
SABINE PASS FIXED 4.2% DUE 03-15-2028	3/15/2028	4.20%	**	2,724,262
SABINE PASS LIQUEFACTION LLC 4.5% DUE 05-15-2030 REG	5/15/2030	4.50%	**	1,741,673
SABINE PASS LIQUEFACTION LLC 5.0% 03-15-2027	3/15/2027	5.00%	**	8,812,753
SABRA HEALTH CARE REIT INC COM			**	29,774
SABRA HLTH CARE 3.9% DUE 10-15-2029	10/15/2029	3.90%	**	1,274,163
SAFEHOLD INC NEW COM			**	2,820
SAFEHOLD OPER PARTNERSHIP LP 2.85% 01-15-2032	1/15/2032	2.85%	**	586,456

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
SAFETY INS GROUP INC COM			**	186,984
SAFILO GROUP NPV			**	148,839
SAGILITY LIMITED			**	169,586
SAIA INC COM STK			**	8,232,875
SAINSBURY(J) ORD GBP0.28571428			**	1,896,704
SAINT MARC HOLDING NPV			**	27,530
SAIZERIYA COMPANY NPV			**	227,248
SAKAI CHEMICAL IND NPV			**	28,403
SALES TAX SECURITIZATION CORP ILL 3.238%01-01-2042 BEO TAXABLE	1/1/2042	3.24%	**	6,824,495
SALESFORCE INC COM USD0.001			**	27,428,516
SAMPO OYJ/SH CL COMMON STOCK			**	634,107
SAMSUNG CARD KRW5000			**	32,247
SAMSUNG E&A CO LTD KRW5000			**	664,111
SAMSUNG ELECTRO-MECHANICS CO KRW5000 009150			**	345,712
SAMSUNG ELECTRONIC KRW100			**	29,852,191
SAMSUNG FIRE & MARINE INS.CO.LTD			**	1,558,397
SAMSUNG SECURITIES KRW5000			**	1,287,710
SAMTY RESIDENTIAL REIT			**	45,338
SAN DIEGO CALIF REDEV AGY SUCCESSOR AGY TX ALLOCATION 3.5 09-01-2028 BEO TAXABLE	9/1/2028	3.50%	**	1,302,496
SAN DIEGO GAS & ELEC CO 4.95% 08-15-2028	8/15/2028	4.95%	**	84,067
SAN DIEGO GAS & ELEC CO 5.4% 04-15-2035	4/15/2035	5.40%	**	3,110,411
SAN DIEGO GAS & ELEC CO 5.55% 04-15-2054	4/15/2054	5.55%	**	190,293
SAN DIEGO GAS & ELECTRIC CO 4.1% 06-15-2049	6/15/2049	4.10%	**	436,874
SAN-A CO LTD NPV			**	809,062
SAN-AI OBBLI CO LTD NPV			**	20,211
SANDFIRE RESOURCES LTD			**	2,204,336
SANDISK CORP COM			**	1,705,101
SANDOZ GROUP AG CHF0.05			**	1,030,789
SANDS CHINA LTD 4.3% 01-08-2026	1/8/2026	3.80%	**	1,798,520
SANDVIK AB NPV			**	1,430,351
SANGAMO THERAPEUTICS INC COM			**	1,160
SANIL ELECTRIC CO KRW500			**	960,218
SANIONA AB NPV			**	234,576
SANKI ENGINEERING NPV			**	1,472,124
SANKYO CO LTD NPV			**	110,235
SANMINA CORP COM			**	34,516
SANOFI EUR2			**	2,033,846
SANOFI SPONSORED ADR			**	675,290
SANTA ANA CALIF PENSION OBLIG 1.665% 08-01-2028 BEO TAXABLE	8/1/2028	1.66%	**	4,256,590
SANTA ANA CALIF PENSION OBLIG 1.869% 08-01-2029 BEO TAXABLE	8/1/2029	1.87%	**	2,728,655
SANTA ANA CALIF PENSION OBLIG 2.089% 08-01-2030 BEO TAXABLE	8/1/2030	2.09%	**	1,466,242
SANTAM LIMITED NPV			**	39,366
SANTANDER DR AUTO 4.96% DUE 11-15-2028	11/15/2028	4.96%	**	2,110,015
SANTANDER DR AUTO 5% DUE 11-15-2029	11/15/2029	5.00%	**	5,565,599
SANTANDER DR AUTO 5.61% DUE 07-17-2028	7/17/2028	5.61%	**	188,708
SANTANDER DR AUTO 5.77% DUE 11-15-2030	11/15/2030	5.77%	**	2,444,618
SANTANDER DR AUTO 5.84% DUE 06-17-2030	6/17/2030	5.84%	**	5,254,016
SANTANDER DR AUTO 6.02% DUE 09-15-2028	9/15/2028	6.02%	**	1,023,878

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
SANTANDER DR AUTO 6.43% DUE 02-18-2031	2/18/2031	6.43%	**	8,003,342
SANTANDER DR AUTO RECEIVABLES TR 4.49% 09-15-2031	9/15/2031	4.49%	**	4,803,446
SANTANDER DR AUTO RECEIVABLES TR ASSET BACKED CTF CL C 6.69% 03-17-2031	3/17/2031	6.69%	**	1,359,720
SANTANDER DR AUTO RECEIVABLES TR SER 24-4 CL B 4.93% 09-17-2029	9/17/2029	4.93%	**	705,292
SANTANDER DR AUTO RECEIVABLES TR SR 25-4 CL C 4.66% 01-15-2032	1/15/2032	4.66%	**	170,443
SANTANDER DRIVE AUTO REC SER 24-1 CL A3 5.25% 04-17-2028	4/17/2028	5.25%	**	190,421
SANTANDER DRIVE AUTO REC TR 2012-6 SER 24-A CLS C 4.95% 04-15-2030	4/15/2030	4.95%	**	2,425,566
SANTANDER DRIVE AUTO REC TR SER 24-4 CLS A3 4.85% 01-16-2029	1/16/2029	4.85%	**	1,379,300
SANTANDER DRIVE AUTO RECEIVABLES SER 24-5 CL B 4.63% 08-15-2029	8/15/2029	4.63%	**	2,010,463
SANTANDER DRIVE AUTO RECEIVABLES TR SER 23-4 CL B 5.77% DUE 12-15-2028	12/15/2028	5.77%	**	853,097
SANTANDER DRIVE AUTO RECEIVABLES TR SER 23-4 CL C 6.04% DUE 12-15-2031	12/15/2031	6.04%	**	3,793,467
SANTANDER DRIVE AUTO RECEIVABLES TR 2022AUTO LN NT CL C 4.86% 08-15-2029	8/15/2029	4.49%	**	3,435,984
SANTANDER DRIVE AUTO RECEIVABLES TR SER 25-3 CL C 4.68% 09-15-2031	9/15/2031	4.68%	**	473,015
SANTANDER DRIVE AUTO RECEIVABLES TR SR 25-1 CL C 5.04% 03-17-2031	3/17/2031	5.04%	**	399,796
SANTANDER DRIVE AUTO RECEIVABLES TRUST SR 24-3 CL C 6.03% 08-15-2030	8/15/2030	5.64%	**	5,254,856
SANTANDER DRIVE AUTO SER 24-1 CL B 5.23% 12-15-2028	12/15/2028	5.23%	**	351,556
SANTANDER HLDGS USA INC 2.49% 01-06-2028	1/6/2028	2.49%	**	1,722,193
SANTANDER HLDGS USA INC 5.353% 09-06-2030	9/6/2030	5.35%	**	767,783
SANTANDER UK GROUP FIXED 2.896% 03-15-2032	3/15/2032	2.90%	**	2,665,316
SANTANDER UK GROUP FLTG RT 5.136% DUE 09-22-2036	9/22/2036	5.14%	**	637,808
SANTANDER UK GROUP HLDGS PLC 2.469% 01-11-2028	1/11/2028	2.47%	**	687,940
SANTANDER UK GROUP HLDGS PLC 5.694% 04-15-2031	4/15/2031	5.69%	**	2,921,327
SANTANDER UK GROUP HOLDINGS PLC 6.534% 01-10-2029	1/10/2029	6.53%	**	1,254,189
SANTEN PHARM CO NPV			**	1,809,145
SANY HEAVY EQUIPME HKD0.1			**	353,810
SANYO CHEMICAL IND NPV			**	29,972
SAP SE			**	16,791,086
SAPUTO INC COM NPV			**	105,479
SAREPTA THERAPEUTICS INC COM			**	414,863
SARTORIUS AG NON VTG PRF NPV			**	1,723,073
SASOL LTD NPV			**	361,670
SASSEUR REAL REIT FUND			**	386,849
SATO CORPORATION NPV			**	88,844
SATS ASA NOK2.125			**	694,187
SAUDI ARABIAN MINI SAR10			**	63,001
SAUDI AWWAL BANK			**	204,667
SAUDI ELECTRIC CO SAR10			**	44,179
SAUDI NATIONAL BANK SAR10			**	208,770
SAVARA INC COM			**	177,994
SBA COMMUNICATIONS CORP COM USD0.01 CL A			**	759,019
SBA TOWER TR 2.328% DUE 07-15-2052	7/15/2052	2.33%	**	4,036,438
SBERBANK OF RUSSIA			**	716,368
SBERBANK OF RUSSIA SPON ADR			**	1,065
SBM OFFSHORE NV EUR0.25			**	1,548,071
SBNA AUTO LEASE TR 6.51% DUE 04-20-2027	4/20/2027	6.51%	**	314,732
SCALES CORP LT NPV			**	107,929
SCANDIC HOTELS GRO NPV			**	291,305

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
SCANDINAVIAN TOBAC DKK1			**	56,793
SCANSOURCE INC COM			**	518,482
SCATEC ASA NOK0.025			**	590,389
SCB X PCL THB10 (NVDR)			**	603,561
SCCU AUTO 5.11% DUE 06-15-2029	6/15/2029	5.11%	**	1,107,414
SCE RECOVERY FDG 5.541% DUE 09-15-2052	9/15/2052	5.54%	**	6,241,217
SCE RECOVERY FUNDING LLC 4.453% 03-15-2036	3/15/2036	4.45%	**	3,917,568
SCF EQUIP LEASING 6.17% DUE 05-20-2032	5/20/2032	6.17%	**	1,660,280
SCG HOTEL ISSUER INC COML MTG PASSTHRU CTF CL A 5.18019% 09-15-2042	9/15/2042	5.25%	**	3,204,996
SCHINDLER-HLDG AG CHF0.10 (PTG CERT)			**	3,744,485
SCHNEIDER ELECTR INR2			**	100,473
SCHNEIDER ELECTRIC EUR4.00			**	20,287,541
SCHNEIDER NATL INC WIS CL B CL B			**	4,936,331
SCHOLAR ROCK HLDG CORP COM			**	2,800,347
SCHOLASTIC CORP COM			**	216,566
SCHWAB CHARLES .9% DUE 03-11-2026	3/11/2026	0.90%	**	3,748,575
SCHWAB CHARLES 3.2% DUE 01-25-2028	1/25/2028	3.20%	**	320,620
SCHWAB CHARLES 3.2% DUE 03-02-2027	3/2/2027	3.20%	**	89,294
SCHWAB CHARLES CORP COM NEW			**	13,271,145
SCHWAB CHARLES CORP NEW 5.875% 08-24-2026	8/24/2026	5.88%	**	1,167,684
SCHWAB(CHARLES)CORP 1.95% 12-01-2031 BEO	12/1/2031	1.95%	**	7,625,326
SCIENCE APPLICATIONS INTL CORP NEW COM USD0.0001			**	21,441
SCIENTECH CORPORAT TWD10			**	31,890
SCOR SE EUR7.876972			**	1,540,620
SCOTTS MIRACLE-GRO CLASS'A'COM NPV			**	5,778,342
SCREEN HOLDINGS CO LTD NPV			**	641,705
SCROLL CORP NPV			**	307,761
SEABOARD CORP DEL COM			**	208,907
SEACOAST BKG CORP FLA COM NEW COM NEW			**	7,646,591
SEADRILL LIMITED			**	295,968
SEAGATE TECHNOLOGY HOLDINGS PLC			**	1,831,068
SEALED AIR CORP NEW COM STK			**	26,971
SECRETARIA TESOURO 0% T-BILL 01/04/26 BRL1000	4/1/2026	—%	**	21,465,703
SEEGENE INC KRW500			**	241,445
SEI INVTS CO COM			**	384,346
SEIKITOKYU KOGYO NPV			**	50,497
SEIKO EPSON CORP NPV			**	784,370
SEKISUI JUSHI CORP NPV			**	14,955
SELECT MED HLDGS CORP COM			**	18,087
SELECT WATER SOLUTIONS INC			**	3,602,332
SELECTIVE INS GROUP INC COM			**	602,675
SELECTQUOTE INC COM			**	34,066
SEMPRA 5.4% 08-01-2026	8/1/2026	5.40%	**	580,718
SEMPRA 6% DUE 10-15-2039	10/15/2039	6.00%	**	187,863
SEMPRA ENERGY 3.8% DUE 02-01-2038	2/1/2038	3.80%	**	284,213
SEMTECH CORP COM			**	5,290,205
SENAO NETWORKS INC TWD10			**	16,613
SENSEONICS HLDGS INC COM NEW			**	374,124

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
SENTINELONE INC CL A COM CL A COM			**	1,079,250
SERABI GOLD PLC ORD GBP0.10			**	364,160
SERBIA (REPUBLIC) 1% SNR MTN 23/09/2028 EUR	9/23/2028	1.00%	**	1,977,086
SERBIA (REPUBLIC) 6% SNR MTN 12/06/34 USD1000	6/12/2034	6.00%	**	517,762
SERCOMM CORP TWD10			**	27,867
SERVICE CORP INTL COM			**	1,346,854
SERVICE STREAM LTD NPV			**	487,198
SERVICENOW INC COM USD0.001			**	50,919,896
SERVICETITAN INC CL A CL A			**	11,289
SERVISFIRST BANCSHARES INC COMMON STOCK			**	5,471,906
SEVEN & I HOLDINGS NPV			**	9,935,539
SEVEN BANK NPV			**	20,633
SEVERSTAL PJSC GDR EACH REPR 1 ORD 'REGS'			**	994
SFS GROUP AG CHF0.1 (REGD)			**	111,581
SG COML MTG SECS 3.055% DUE 10-10-2048	10/10/2048	3.06%	**	3,267,513
SGS SA CHF0.04 (REGD)			**	61,816
SHAKE SHACK INC CL A CL A			**	1,202,371
SHANGHAI ELECTRIC 'H'CNY1			**	83,531
SHANGHAI HENLIUS BIOTECH I-H			**	93,819
SHARJAH ISLAMIC BK AED1			**	803,586
SHARKNINJA COM USD0.0001			**	6,357,710
SHELL FIN US INC 4.0% 05-10-2046	5/10/2046	4.00%	**	136,262
SHELL FINANCE US INC 3.75% 09-12-2046	9/12/2046	3.75%	**	390,845
SHELL FINANCE US INC 4.75% 01-06-2036	1/6/2036	4.75%	**	545,291
SHELL PLC ORD EUR0.07			**	1,785,412
SHENG SIONG GROUP NPV			**	298,585
SHENZHEN BINGCHUAN A CNY1			**	217,965
SHERWIN-WILLIAMS 3.45% DUE 06-01-2027	6/1/2027	3.45%	**	1,181,930
SHERWIN-WILLIAMS CO 4.3% 08-15-2028	8/15/2028	4.30%	**	10,789,299
SHERWIN-WILLIAMS CO 4.5% 08-15-2030	8/15/2030	4.50%	**	1,168,989
SHERWIN-WILLIAMS CO COM			**	4,975,157
SHIBAURA MACHINE CO LTD			**	16,402
SHIKOKU BANK NPV			**	19,067
SHIKOKU ELEC POWER NPV			**	122,659
SHIMIZU CORP NPV			**	401,777
SHINDENGEN ELECTRC NPV			**	38,585
SHIN-ETSU CHEMICAL NPV			**	11,729,771
SHINHAN FINANCIAL GROUP CO LTD KRW5000 055550			**	1,933,457
SHINNIHONSEIYAKU C NPV			**	102,161
SHINSEGAE INC. KRW5000			**	180,893
SHOE CARNIVAL INC COM			**	98,917
SHOPIFY INC CL A SUB VTG SHS SHOPIFY INC			**	16,175,875
SHORE BANCSHARES INC COM			**	32,266
SHOUCHENG HOLDINGS LTD			**	62,645
SHOWBOX CORP COMMMON STOCK			**	29,302
SHR TR 2024-LXRY 7.05% 10-15-2041	10/15/2041	5.70%	**	1,002,082
SHRIRAM PISTONS & INR10			**	427,629
SHURGARD SELF NPV			**	268,065

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
SIAM CEMENT PCL-NVDR			**	209,681
SICHUAN EXPRESSWAY 'H'CNY1			**	14,783
SIEMENS AG NPV(REGD)			**	2,989,858
SIEMENS ENERGY AG NPV			**	4,828,940
SIERRA TIMESHARE 2021-1 RECEIVABLES VACATION TIMESHARE LN BKD .99 11-20-2037	11/20/2037	0.99%	**	223,093
SIGA TECHNOLOGIES INC COM			**	136,919
SIGMAROC PLC COMMON STOCK			**	101,389
SIGNET JEWELERS LTD ORD USD0.18			**	1,893,394
SIGURD MICROELECTR TWD10			**	693,353
SIHUAN PHARM HLDG COMSTK			**	21,966
SILICON LABORATORIES INC COM			**	1,515,728
SIMCERE PHARMACEU. NPV			**	595,155
SIMMONS FIRST NATL CORP CL A $0.01 PAR CL A $0.01 PAR			**	726,649
SIMON PPTY GROUP L FIXED 3.25% 09-13-2049	9/13/2049	3.25%	**	138,468
SIMON PPTY GROUP L P 4.375% 10-01-2030	10/1/2030	4.38%	**	4,214,300
SIMPLO TECHNOLOGY TWD10			**	79,980
SIMPSON MFG INC COM			**	5,070,158
SINGAPORE EXCHANGE NPV			**	5,727,627
SINGAPORE TECHNOLOGIES ENGINEERING			**	2,560,047
SINGAPORE TELECOMMUNICATIONS NEW COM STK			**	4,730,797
SINO BIOPHARMACEUT HKD0.025			**	524,826
SINOFERT HOLDINGS HKD0.1			**	47,336
SINOPAC FIN HLDGS TWD10			**	49,662
SINOPEC ENGINEERIN 'H' CNY1			**	622,464
SIRIUSPOINT LTD COM USD0.1			**	33,711
SITE CTRS CORP COM PAR $			**	251,144
SITIME CORP COM			**	510,713
SJS ENTERPRISES LT INR10			**	18,871
SK DISCOVERY CO LT KRW5000			**	20,463
SK GAS KRW5000			**	55,604
SK HYNIX INC 000660			**	24,556,829
SK INC KRW200			**	1,817,428
SKANDINAVISKA ENSKILDA BANKEN AB PUBL 4.5% 09-03-2030	9/3/2030	4.50%	**	703,431
SKISTAR AB SER'B'NPV			**	74,548
SKYWARD SPECIALTY INS GROUP INC COM			**	39,099
SKYWORKS SOLUTIONS INC COM			**	3,263,332
SKYWORTH GROUP LIMITED			**	45,794
SL CORPORATION KRW500			**	71,836
SL GREEN RLTY CORP COM			**	730,434
SLB LIMITED COM			**	12,128,042
SLEEP NUMBER CORP COM			**	157,720
SLIDE INS HLDGS INC COM			**	3,506,361
SLM CORP 6.5% 01-31-2030	1/31/2030	6.50%	**	103,492
SLM PRIVATE CR STUDENT LN TR 2007-A STUDLN BACKED NT A-4 FLTG 12-16-2041BEO	12/16/2041	4.22%	**	2,714,077
SLM PRIVATE CR STUDENT LN TR ASSTBCKD SER 2005-A CL A4 FLTG 12-15-2038 BEO	12/15/2038	4.29%	**	390,061
SLM STUDENT LN 3-7 3.8%-FRN A/BKD 15/12/33 EUR	12/15/2033	2.65%	**	134,593
SLR INVT CORP COM STK			**	85,648
SMALL BUSINESS 5.67999982834% DUE 06-01-2028	6/1/2028	5.68%	**	15,182

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
SMART-CORE HOLDING USD0.00001			**	28,059
SMARTFINANCIAL INC COM NEW COM NEW			**	37,434
SMARTSTOP SELF STORAGE REIT INC COM USD0.001			**	622,172
SMB PRIVATE ED LN TR 2020-PT-B PVT ED LNBACKED EXCHANGE 1.6% 09-15-2054	9/15/2054	1.60%	**	2,200,521
SMB PRIVATE ED LN TR 2021-A PVT ED LN BKD NT CL A-2A1 4.52467% 01-15-2053	1/15/2053	4.59%	**	727,312
SMB PRIVATE ED LN TR 2021-E PVT ED LN BKS NTS CL A-1A 1.68% 02-15-2051	2/15/2051	1.68%	**	697,637
SMB PRIVATE ED LN TR 2025-B PVT ED LN BACKED NT 144A 5.02% 03-17-2053	3/17/2053	5.02%	**	1,916,827
SMB PVT ED LN TR 4.48% DUE 05-16-2050	5/16/2050	4.48%	**	1,740,046
SMB PVT ED LN TR 5.13% DUE 04-15-2054	4/15/2054	5.13%	**	4,489,938
SMB PVT ED LN TR 5.38% DUE 01-15-2053	1/15/2053	5.38%	**	536,671
SMB PVT ED LN TR FLTG RT 4.80668% DUE 06-17-2052	6/17/2052	5.07%	**	2,581,454
SMC CORP NPV			**	868,608
SMITH & NEPHEW PLC 5.15% 03-20-2027	3/20/2027	5.15%	**	1,572,877
SMITH A O CORP COM			**	306,845
SMITHFIELD FOODS INC COM			**	800,307
SMITHS NEWS PLC			**	146,275
SMK CORP NPV			**	42,091
SMRT 2022-MINI COML MTG PASSTHRU CTF CL B 5.031% 01-15-2039	1/15/2039	5.10%	**	2,494,698
SMUCKER J M CO COM NEW			**	6,234,898
SMURFIT WESTROCK LTD			**	2,272,481
SNAM SPA X GLOBAL B NT 144A 5.75% 05-28-2035	5/28/2035	5.75%	**	627,613
SNAM SPA X GLOBAL C NT 144A 6.5% 05-28-2055	5/28/2055	6.50%	**	2,988,048
SNAP INC SNAP INC			**	469,077
SNOWFLAKE INC CL A CL A			**	40,123,796
SOBHA LTD INR10			**	149,795
SOCIETE GENERALE 5.25% DUE 02-19-2027	2/19/2027	5.25%	**	2,048,196
SOCIETE GENERALE EUR1.25			**	16,805,064
SOCIONEXT INC NPV			**	780,842
SODICK CO LTD NPV			**	476,377
SOFI PROFESSIONAL LN PROGRAM 2020-C POSTGRADUATE LN AST BKD NT 1.95% 02-15-2046	2/15/2046	1.95%	**	319,537
SOFI TECHNOLOGIES INC COM			**	1,592,111
SOFTCREATE HLDGS C NPV			**	28,912
S-OIL CORP KRW2500			**	414,957
SOJITZ CORPORATION			**	149,042
SOKEN CHEM & ENG NPV			**	52,192
SOLAR INDUSTRIES INDIA LTD INR2			**	68,431
SOLARA ACTIVE PHAR INR10			**	194,817
SOLAREDGE TECHNOLOGIES INC COM			**	122,901
SOLARIA ENERGIA Y COMSTK			**	952,368
SOLARIS ENERGY INFRA STRUCTURE INC			**	4,530,160
SOLARIS RESOURCES COM NPV			**	102,300
SOLENO THERAPEUTICS INC COM PAR			**	943,038
SOLID PWR INC COM CL A			**	98,439
SOLSTICE ADVANCED MATLS INC COM			**	17,343
SOLVENTUM CORP 5.4% 03-01-2029	3/1/2029	5.40%	**	2,113,096
SOMPO HOLDINGS INC			**	10,658,723
SONIC AUTOMOTIVE INC CL A			**	527,418
SONIC HEALTHCARE NPV			**	30,788

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
SONOCO PRODS CO 5.0% 09-01-2034	9/1/2034	5.00%	**	99,231
SONOS INC COM			**	1,586,599
SONOVA HOLDING AG CHF0.05 (REGD)			**	3,861,512
SONY FINANCIAL GROUP INC NPV			**	28,382
SONY GROUP CORPORA NPV			**	18,201,640
SOPRA STERIA GROUP			**	94,780
SOUTH AFRICA(REPUBLIC OF) 6.25% BDS 31/03/36 ZAR	3/31/2036	6.25%	**	71,850
SOUTH BOW CORPOR COM NPV			**	24,786
SOUTH PLAINS FINL INC COM			**	18,857
SOUTH32 LTD NPV			**	844,327
SOUTHERN CALI EDISON 5.45% 06-01-2031	6/1/2031	5.45%	**	724,945
SOUTHERN CALIF EDISON CO 4.125% 03-01-2048	3/1/2048	4.12%	**	605,235
SOUTHERN CALIF EDISON CO 5.3% 03-01-2028	3/1/2028	5.30%	**	899,769
SOUTHERN CALIF EDISON CO 5.65% 10-01-2028	10/1/2028	5.65%	**	2,552,208
SOUTHERN CALIF EDISON CO SR NT 2.75% 02-01-2032	2/1/2032	2.75%	**	1,870,943
SOUTHERN CALIF GAS CO 5.75% 06-01-2053	6/1/2053	5.75%	**	209,446
SOUTHERN CO 3.25% DUE 07-01-2026	7/1/2026	3.25%	**	1,500,321
SOUTHERN CO 3.7% DUE 04-30-2030 REG	4/30/2030	3.70%	**	2,291,396
SOUTHERN CO 4.4% DUE 07-01-2046	7/1/2046	4.40%	**	296,340
SOUTHERN CO 4.85% 06-15-2028	6/15/2028	4.85%	**	988,802
SOUTHERN CO 5.2% 06-15-2033	6/15/2033	5.20%	**	401,267
SOUTHERN CO 5.5% 03-15-2029	3/15/2029	5.50%	**	3,061,085
SOUTHERN CO COM STK			**	25,755,654
SOUTHERN CO GAS CAP 3.15% 09-30-2051	9/30/2051	3.15%	**	227,254
SOUTHERN CO GAS CAP 3.25% 06-15-2026	6/15/2026	3.25%	**	2,788,102
SOUTHERN CO GAS CAP 4.05% 09-15-2028	9/15/2028	4.05%	**	2,591,819
SOUTHERN CO GAS CAPITAL 5.1% 09-15-2035	9/15/2035	5.10%	**	146,388
SOUTHERN FIRST BANCSHARES COM			**	5,873
SOUTHERN MO BANCORP INC COM			**	38,487
SOUTHERN POWER COMPANIES 4.25% 10-01-2030	10/1/2030	4.25%	**	703,790
SOUTHERN PWR CO 5.15% DUE 09-15-2041	9/15/2041	5.15%	**	57,938
SOUTHN CAL EDISON 1.2% DUE 02-01-2026	2/1/2026	1.20%	**	298,913
SOUTHN CAL EDISON 2.85% DUE 08-01-2029	8/1/2029	2.85%	**	663,256
SOUTHN CAL EDISON 3.65% DUE 03-01-2028	3/1/2028	3.65%	**	346,062
SOUTHN CAL EDISON 4% DUE 04-01-2047	4/1/2047	4.00%	**	222,041
SOUTHN CAL EDISON CO 5.55 DUE 01-15-2036BEO	1/15/2036	5.55%	**	165,762
SOUTHN CAL GAS CO 5.45% DUE 06-15-2035	6/15/2035	5.45%	**	3,544,975
SOUTHN COPPER CORP DEL COM			**	1,314,329
SOUTHWEST GAS CORP 5.45% 03-23-2028	3/23/2028	5.45%	**	307,644
SOUTHWESTERN ELEC PWR CO 5.3% 04-01-2033	4/1/2033	5.30%	**	720,270
SOUTHWESTERN PUBLIC SERVICE CO 3.75% 06-15-2049	6/15/2049	3.75%	**	185,341
SOUTHWESTN ELEC 3.9% DUE 04-01-2045	4/1/2045	3.90%	**	74,626
SPACE CO LTD NPV			**	39,682
SPAR GROUP LIMITED ZAR			**	45,145
SPAREBANK 1 NORD-NORGE GRUNNFONDSBEVIS NOK50			**	610,019
SPAREBANK 1 SMN NOK25			**	1,630,407
SPAREBANKEN NORGE NOK25 GRUNNFONDSBEVIS			**	196,040
SPAREK.SJAELLAND-F DKK10			**	87,567

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
SPCL1 GEN ELEC CAP CORP 5.875% DUE 01-14-2038	1/14/2038	5.88%	**	184,720
SPEED TECH TWD10			**	40,254
SPOTIFY TECHNOLOGY S A COM EUR0.025			**	15,747,694
SPRINT CAP CORP 6.875% DUE 11-15-2028	11/15/2028	6.88%	**	1,276,318
SPROUTS FMRS MKT INC COM			**	732,008
SPRUCE BIOSCIENCES INC COM NEW			**	60,193
SPYRE THERAPEUTICS INC COM NEW COM USD0.0001 POST REV SPLIT			**	251,564
SS&C TECHNOLOGIES HLDGS INC COM			**	2,367,771
SSR MNG INC COM NPV			**	283,448
ST GALLER KTBK AG CHF80 (REGD)			**	192,435
STANDARD CHARTERED PLC SHS			**	5,322,316
STANDARDAERO INC. COM USD0.01			**	2,359,217
STANFORD UNIVERSIT 4.679% 03-01-2035	3/1/2035	4.68%	**	5,149,528
STANLEY AGRICULTUR 'A'CNY1			**	355,165
STANLEY BLACK & DECKER INC 3.4% 03-01-2026	3/1/2026	3.40%	**	3,728,675
STANLEY BLACK & DECKER INC 6.0% 03-06-2028	3/6/2028	6.00%	**	1,872,098
STANLEY BLACK & DECKER INC COM			**	13,810,138
STANLEY ELECTRIC NPV			**	259,208
STAR PETROLEUM PLC THB6.92 (NVDR)			**	445,220
STARBUCKS CORP COM			**	874,352
STARK TECHNOLOGY TWD10			**	28,835
STARWOOD MTG 1.172% DUE 05-25-2065	5/25/2065	1.17%	**	113,797
STARWOOD MTG 1.431% DUE 05-25-2065	5/25/2065	1.43%	**	164,470
STARWOOD MTG 1.486% DUE 04-25-2065	4/25/2065	1.49%	**	33,271
STATE OF ISRAEL 5.625% 02-19-2035	2/19/2035	5.62%	**	522,144
STATE OF ISRAEL 5.375% 02-19-2030	2/19/2030	5.38%	**	827,180
STATE OF ISRAEL 5.5% 03-12-2034	3/12/2034	5.50%	**	621,304
STATE STR CORP 4.536% DUE 02-28-2028	2/28/2028	4.54%	**	1,652,322
STATE STR CORP 4.543% 04-24-2028	4/24/2028	4.54%	**	2,402,898
STATE STR CORP 4.784% 10-23-2036	10/23/2036	4.78%	**	498,383
STATE STR CORP COM			**	16,719,696
STATE STR CORP FLTG RT 3.031% DUE 11-01-2034	11/1/2034	3.03%	**	1,364,242
STATE STR CORP FLTG RT 4.53% DUE 02-20-2029	2/20/2029	4.53%	**	1,261,261
STATE STR CORP FLTG RT 4.821% DUE 01-26-2034	1/26/2034	4.82%	**	578,348
STATE STREET BANK & TRUST 4.594% 11-25-2026	11/25/2026	4.59%	**	1,786,022
STATE STREET CORPP 4.729% 02-28-2030	2/28/2030	4.73%	**	292,879
STEEL DYNAMICS INC 3.45% DUE 04-15-2030 BEO	4/15/2030	3.45%	**	96,708
STEEL DYNAMICS INC 4.0% 12-15-2028	12/15/2028	4.00%	**	4,603,920
STEEL DYNAMICS INC 5.75% 05-15-2055	5/15/2055	5.75%	**	329,869
STEEL DYNAMICS INC COM			**	432,775
STEEL DYNAMICS INC SR NT 5.375% 08-15-2034	8/15/2034	5.38%	**	399,497
STELLA JONES INC COM NPV			**	975,044
STELLANTIS N.V COM EUR0.01			**	104,403
STEPAN CO COM			**	3,772,840
STEPSTONE GROUP INC CL A CL A			**	1,398,713
STEVANATO GROUP S.P.A. COM NPV			**	5,150,559
STEWART INFORMATION SVCS CORP COM			**	13,560
STH AFRICA(REP OF) 8% SNR 31/01/2030 ZAR1000	1/31/2030	8.00%	**	1,208,358

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
STH AFRICA(REP OF) 8.5% SNR 31/01/2037 ZAR1000	1/31/2037	8.50%	**	269,366
STH AFRICA(REP OF) 8.875% SNR 28/02/35 ZAR1000	2/28/2035	8.88%	**	16,877,697
STH AFRICA(REP OF) 9% SNR 31/01/2040 ZAR1000	1/31/2040	9.00%	**	84,719
STICHTING AK RABOBANK CERTIFICATEN 6.5% 31/12/2049	12/31/2049	6.50%	**	558,000
STIFEL FINL CORP COM			**	1,597,432
STITCH FIX INC CL A CL A			**	407,710
STOKE THERAPEUTICS INC COM			**	215,197
STONERIDGE INC COM			**	50,170
STOREBRAND ASA SER'A'NOK5			**	1,611,714
STRABAG SE NPV (BR)			**	50,324
STRATEGIC ED INC			**	87,017
STRATTEC SEC CORP COM			**	273,419
STRIDES PHARMA SCIENCE LIMITED			**	381,569
STRUCTURED ASSET INVT LN TR 2004-2 MTG PASSTHRU CTF CL A4 03-25-2034 REG	3/25/2034	4.55%	**	133,715
STRYKER CORP			**	20,618,285
STRYKER CORP 3.65% 03-07-2028	3/7/2028	3.65%	**	567,911
STRYKER CORP 4.55% 02-10-2027	2/10/2027	4.55%	**	1,760,938
STRYKER CORP 4.7% 02-10-2028	2/10/2028	4.70%	**	1,461,001
STWD 2025-FL4 LLC FLTG RT 5.12536% DUE 11-19-2042	11/19/2042	5.18%	**	1,249,105
STX METAL CO LTD KRW2500			**	513,248
SUAL PHOTONICS TWD10			**	260,371
SUBARU CORPORATION NPV			**	394,201
SUMITOMO CHEMICAL CO. LTD NPV			**	108,312
SUMITOMO CORP NPV			**	186,448
SUMITOMO ELECTRIC NPV			**	581,071
SUMITOMO HEAVY IND NPV			**	341,460
SUMITOMO METAL MINING CO LTD NPV			**	4,056
SUMITOMO MITSUI FINANCIAL GROUP NPV			**	20,412,279
SUMITOMO MITSUI FINL GROUP INC 1.402% 09-17-2026	9/17/2026	1.40%	**	2,094,278
SUMITOMO MITSUI FINL GROUP INC 5.464% 01-13-2026	1/13/2026	5.46%	**	954,675
SUMITOMO MITSUI FINL GROUP INC 5.52% 01-13-2028	1/13/2028	5.52%	**	4,168,524
SUMITOMO MITSUI FINL GROUP INC 5.716% 09-14-2028	9/14/2028	5.72%	**	543,868
SUMITOMO MITSUI FINL GROUP INC 5.88% 07-13-2026	7/13/2026	5.88%	**	3,852,849
SUMITOMO MITSUI FINL GROUP INC FIXED 3.04% 07-16-2029	7/16/2029	3.04%	**	752,019
SUMITOMO MITSUI TR BK LTD 4.5% 03-13-2028	3/13/2028	4.50%	**	4,307,030
SUMITOMO OSAKA CEM NPV			**	351,526
SUMITOMO PHARMA CO LTD NPV			**	11,831
SUMITOMO SEIKA NPV			**	51,676
SUN FRONTIER FUDOS NPV			**	15,311
SUN INC NPV			**	24,348
SUN INTL LTD ZAR0.08			**	14,819
SUN KING TECHNOLOGY GROUP LTD			**	153,432
SUNAC CHINA HLDGS HKD0.10			**	31,136
SUNCOKE ENERGY INC COM USD0.01			**	450,727
SUNCOR ENERGY INC 4% DUE 11-15-2047	11/15/2047	4.00%	**	304,784
SUNCOR ENERGY INC COM NPV 'NEW'			**	8,865,454
SUNDRUG CO LTD NPV			**	961,498
SUNOCO LOGISTICS PARTNER 4.0% 10-01-2027	10/1/2027	4.00%	**	1,852,235

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
SUNOCO LOGISTICS PARTNERS 5.4% 10-01-2047	10/1/2047	5.40%	**	549,920
SUNOCOCORP LLC COM UNIT REPSTG LLC UINTS			**	8,969
SUNONWEALTH ELECTR TWD10			**	582,327
SUNOPTA INC COM			**	153,284
SUNPLUS INNOVATION TWD10			**	80,513
SUNREX TECHNOLOGY TWD10			**	100,476
SUNTORY BEVERAGE & NPV			**	1,094,709
SUNWAY CONSTRUCTION GROUP BHD MYR0.2			**	735,605
SUNWAY REAL ESTATE REIT			**	465,928
SUPER GROUP SGHC LTD			**	178,055
SUPERNUS PHARMACEUTICALS INC COM STK			**	1,133,806
SURGUTNEFTEGAS PJS RUB1(RUB)			**	58,232
SURYA CITRA MEDIA IDR10			**	33,466
SUSCO PCL THB1(NVDR)			**	35,143
SUSTAINED INFRASTR SAR10			**	302,952
SUTTER HEALTH TAXABLE BD SER 2025A 5.537% 08-15-2035	8/15/2035	5.54%	**	1,778,344
SUZUKI MOTOR CORP NPV			**	7,616,596
SVENSKA HANDELSBANKEN SER'A'NPV (P/S)			**	5,815
SWEDBANK AB MEDIUM 1.538% DUE 11-16-2026	11/16/2026	1.54%	**	1,518,806
SWEPCO STORM RECOVERY FU 4.88% 09-01-2041	9/1/2041	4.88%	**	4,007,743
SWIRE PACIFIC 'B' NPV			**	3,726
SWIRE PROPERTIES LTD HKD1			**	23,720
SWISSQUOTE GP HLDG CHF0.20 (REGD)(POST SUBD)			**	143,239
SY HOLDINGS GROUP LTD HKD0.01			**	335,869
SYMBOTIC INC COM USD0.0001 CLASS A			**	4,347,546
SYMPHONY LTD INR2			**	72,683
SYNCHRONY CARD ISSUANCE TR SER 23-A2 CL A 5.74% 10-15-2029	10/15/2029	5.74%	**	9,231,054
SYNCHRONY FINANCIAL 5.019% 07-29-2029	7/29/2029	5.02%	**	2,403,645
SYNCHRONY FINANCIAL 5.935% 08-02-2030	8/2/2030	5.94%	**	1,568,271
SYNCHRONY FINL 3.95% DUE 12-01-2027	12/1/2027	3.95%	**	391,180
SYNCHRONY FINL FLTG RT 5.45% DUE 03-06-2031	3/6/2031	5.45%	**	3,190,987
SYNDAX PHARMACEUTICALS INC COM			**	1,399,266
SYNGENE INTERNATIONAL LTD INR10 COMM			**	194,700
SYNOPSYS INC 4.65% 04-01-2028	4/1/2028	4.65%	**	5,071,390
SYNOPSYS INC 4.85% 04-01-2030	4/1/2030	4.85%	**	2,446,874
SYNOPSYS INC 5.0% 04-01-2032	4/1/2032	5.00%	**	408,957
SYNOPSYS INC 5.15% 04-01-2035	4/1/2035	5.15%	**	1,461,319
SYNOPSYS INC 5.7% 04-01-2055	4/1/2055	5.70%	**	318,432
SYNOPSYS INC COM			**	2,478,712
SYNTHOMER PLC COMMON STOCK			**	674
SYRMA SGS TECH LTD INR10			**	52,311
SYSCO CORP 5.1% 09-23-2030	9/23/2030	5.10%	**	309,983
SYSCO CORP COM			**	599,468
SYSTEM ENERGY RES INC FIRST MTG BD 5.3% 12-15-2034	12/15/2034	5.30%	**	2,632,807
SYSTEM RESEARCH CO NPV			**	32,361
SYSTEM SUPPORT HOLDINGS INC			**	49,816
T RAD CO LTD JPY50			**	62,854
TAB GIDA SANAYI VE TRY1			**	305,688

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
TAC CONSUMER PCL THB0.25 (NVDR)			**	65,060
TACHI-S CO LTD NPV			**	388,042
TACTILE SYS TECHNOLOGY INC COM			**	1,247
TAEKWANG IND CO KRW5000			**	19,043
TAG IMMOBILIEN AG NPV			**	1,337,928
TAICHUNG COMM BANK TWD10			**	7,306
TAIHO KOGYO NPV			**	17,700
TAIKISHA LTD NPV			**	63,064
TAIKO BANK NPV			**	29,040
TAIWAN PCB TECHVES TWD10			**	14,503
TAIWAN SEMICON MAN TWD10			**	59,640,999
TAIWAN SURFACE MOU TWD10			**	51,616
TAKARA & CO LTD			**	60,098
TAKASAGO THML ENG NPV			**	90,542
TAKEDA PHARMACEUTICAL 5.3% 07-05-2034	7/5/2034	5.30%	**	775,564
TAKEDA PHARMACEUTICAL CO LTD SR NT 3.025% 07-09-2040	7/9/2040	3.02%	**	322,328
TAKE-TWO INTERACTIVE SOF 5.6% 06-12-2034	6/12/2034	5.60%	**	261,127
TAKE-TWO INTERACTIVE SOFTWARE INC COM STK USD0.01			**	4,268,532
TAKE-TWO INTERACTIVE SOFTWARE INC 4.95% 04-14-2023	3/28/2028	4.95%	**	2,210,403
TAKE-TWO INTERACTIVE SOFTWARE INC 5.0% 03-28-2026	3/28/2026	5.00%	**	2,833,911
TAKUMA CO LTD NPV			**	28,445
TALANX AG NPV			**	1,437,432
TALEN ENERGY CORP NEW COM			**	1,906,061
TANDEM DIABETES CARE INC COM NEW COM USD0.001(POST REV SPLT)			**	1,408,039
TANGER INC			**	887,542
TANSEISHA CO LTD NPV			**	187,133
TAPESTRY INC COM USD0.01			**	1,260,068
TARGA RES CORP 4.35% 01-15-2029	1/15/2029	4.35%	**	1,223,313
TARGA RES CORP 4.9% 09-15-2030	9/15/2030	4.90%	**	2,529,453
TARGA RES CORP COM			**	478,778
TARGA RES PARTNERS LP/TARGA RES FIN 5.5% SNR NTS 03-01-2030 USD	3/1/2030	5.50%	**	3,601,344
TARSUS PHARMACEUTICALS INC COM			**	7,779
TASMEA LIMITED NPV			**	157,879
TATA CHEMICALS INR10			**	19,888
TATA CONSULTANCY S INR1			**	3,050,797
TATA STEEL LTD INR1.00(POST SUBDIVISION)			**	64,798
TATNEFT PJSC RUB1(RUB)			**	302,739
TAURON POLSKA ENER PLN5.00			**	322,171
TAV HAVALIMANLARI TRY1			**	199,315
TAYLOR MORRISON HOME CORP COM USD0.00001			**	1,453,206
TAZMO CO LTD NPV			**	102,660
TCL ELECTRONICS HOLDINGS LTD			**	342,733
TCO COML MTG TR 2024-DPM COML MTG PASS THRU CTF CL A 4.9231% 12-15-2039	12/15/2039	4.99%	**	2,109,563
TD SYNNEX CORP 6.1% 04-12-2034	4/12/2034	6.10%	**	846,700
TDK CORP NPV			**	2,285,126
TE CONNECTIVITY PLC COM USD0.01			**	7,565,163
TEACHERS INS & 3.3% DUE 05-15-2050	5/15/2050	3.30%	**	3,441,013
TEACHERS INS & 4.27% DUE 05-15-2047	5/15/2047	4.27%	**	387,047

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
TECAN GROUP AG CHF0.10 (REGD)			**	212,802
TECHMATRIX CORP NPV			**	147,605
TECHNIPFMC PLC COM USD1			**	2,612,241
TECHNOGYM S P A			**	1,310,516
TECNICAS REUNIDAS ORD EUR0.10			**	353,152
TECNOGLASS INC COMMON STOCK			**	2,721,356
TECSYS INC COM NPV			**	42,484
TEEKAY CORPORATION COM STK USD0.001			**	130,113
TEEKAY TANKERS LTD (BM) COM USD0.01 CL A			**	692,697
TEGMA GESTAO LOGIS COM NPV			**	30,376
TEGNA INC COM			**	13,801
TEIJIN LTD NPV			**	49,292
TEIKOKU ELECTRIC M NPV			**	142,977
TEJAS NETWORKS LTD COMN STOCK			**	118,166
TEL AVIV STK COM			**	316,075
TELECOM ITALIA SPA NPV			**	943,533
TELEDYNE TECHNOLOGIES INC COM			**	4,023,531
TELEDYNE TECHNOLOGIES INC NT 1.6% 04-01-2026	4/1/2026	1.60%	**	651,498
TELEFLEX INC COM			**	5,108,228
TELEFONICA EMISIONES S A U 5.213% 03-08-2047 REG	3/8/2047	5.21%	**	265,086
TELKOM INDONESIA (PERSERO) TBK IDR50			**	1,582,539
TELKOM SA SOC LTD ZAR10			**	435,039
TELOS CORP MD COM			**	22,226
TEMAIRAZU INC NPV			**	45,194
TEMPUS AI INC COM USD0.0001 CL A			**	24,151
TENCENT HLDGS LTD HKD0.00002			**	20,563,089
TENET HEALTHCARE CORP COM NEW .			**	1,105,678
TENN VALLEY AUTHORITY 1.5% 09-15-2031	9/15/2031	1.50%	**	70,349
TENN VALLEY AUTHORITY 5.25% 02-01-2055	2/1/2055	5.25%	**	1,549,891
TENNESSEE VALLEY AUTH FED BOOK ENTRY CPNGENERIC INT PMT 04-01-2028	4/1/2028	—%	**	2,710,140
TENNESSEE VALLEY AUTHORITY 4.375% 08-01-2034	8/1/2034	4.38%	**	2,429,108
TENNESSEE VY AUTH 4.875% 05-15-2035	5/15/2035	4.88%	**	17,210,229
TENNESSEE VY AUTH GLOBAL POWER BD SER A 4.625% DUE 09-15-2060 REG	9/15/2060	4.62%	**	40,204
TENNESSEE VY AUTH GLOBAL PWR BD SER A 4.25% DUE 09-15-2065 REG	9/15/2065	4.25%	**	59,639
TENNESSEE VY AUTH TENN VALLEY AUTH 4.875% DUE 01-15-2048 REG	1/15/2048	4.88%	**	299,417
TERADYNE INC COM			**	3,666,801
TERAWULF INC COM USD0.10			**	802,921
TERNS PHARMACEUTICALS INC COM			**	394,062
TERUMO CORP NPV			**	5,165,772
TERWIN MTG TR 2003-6HE ASSET BKD CTF CL A-1 FLTG 11-25-2033 REG	11/25/2033	4.79%	**	14,746
TES CO LTD KRW500			**	241,468
TESCO ORD GBP0.0633333			**	8,523,069
TESLA INC COM USD0.001			**	82,337,886
TEST RESEARCH INC TWD10			**	79,232
TETRA TECH INC NEW COM			**	277,644
TEXAS HEALTH RES FIXED 2.328% DUE 11-15-2050	11/15/2050	2.33%	**	248,973
TEXAS INSTRUMENTS INC COM			**	28,849,652
TEXAS NAT GAS SECURITIZATION FIN CORP RE0.0% SER 23-1 CL A1 04-01-2035	4/1/2035	5.10%	**	4,813,397

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
TEXAS ROADHOUSE INC COMMON STOCK			**	6,950,918
TEXTRON INC 3.9% 09-17-2029	9/17/2029	3.90%	**	1,501,935
TEXTRON INC FIXED 2.45% DUE 03-15-2031	3/15/2031	2.45%	**	635,139
TF1 - TV FRANCAISE EUR0.20			**	55,862
TG THERAPEUTICS INC COM			**	766,981
THAI LIFE INSURANC THB1 (NVDR)			**	105,738
THAI OIL PCL THB10(NVDR)			**	98,270
THAIFOODS GROUP THB1 (NVDR)			**	340,364
THE A2 MILK CO LTD NPV			**	678,374
THE BEAUTY HEALTH CO CL A			**	34,897
THE CIGNA GROUP			**	41,927,437
THE HARTFORD INSURANCE GROUP INC COM USD0.01			**	7,620,891
THE MARZETTI COMPANY			**	808,124
THE PEOPLE S INSUR 'H'CNY1			**	15,610
THE REAL BROKERAGE INC COM NPV (POST REVSPLIT)			**	339,216
THE TRADE DESK INC COM CL A COM CL A			**	671,854
THERAVANCE BIOPHARMA INC COM			**	33,846
THERMO FISHER SCIENTIFIC INC 5.0% 12-05-2026	12/5/2026	5.00%	**	558,452
THERMO FISHER SCIENTIFIC INC COM USD1			**	4,038,187
THIRD COAST BANCSHARES INC COM			**	25,847
THK CO LTD NPV			**	38,346
THOMSON REUTERS CORPORATION			**	726,766
THOR INDS INC COM STK			**	4,035,650
THYSSENKRUPP AG NPV			**	382,260
TI CLOUD INC USD0.0001			**	10,243
TIANGONG INTERNATI USD0.0025			**	471,957
TIANNENG BATTERY G CNY1 (SHANGHAI STOCK CONNEC			**	286,532
TIANRUN CRANKSHAFT CO. LTD. 'A'CNY1(STOCK CONNECT)			**	181,301
TIGER BRANDS ZAR0.10			**	139,577
TIM S.A. COM NPV			**	318,506
TIME DOTCOM BHD NPV			**	60,336
TIME WARNER CABLE 4.5% DUE 09-15-2042	9/15/2042	4.50%	**	331,745
TIMKEN CO COM			**	10,710,086
TIPS MUSIC LIMITED INR1(POST SUBD)			**	37,702
TIS INC			**	959,203
TISCO FINANCIAL GR THB10(NVDR)			**	1,036,080
TJX COS INC COM NEW			**	6,467,903
TK CHEMICAL CORP KRW500			**	24,144
TKMS AG & CO KGAA NPV			**	61,484
TLB CO LTD KRW500			**	171,984
T-MOBILE US INC COM			**	4,602,714
T-MOBILE USA INC 2.05% DUE 02-15-2028	2/15/2028	2.05%	**	4,286,517
T-MOBILE USA INC 2.25% DUE 02-15-2026	2/15/2026	2.25%	**	569,695
T-MOBILE USA INC 2.55% 02-15-2031	2/15/2031	2.55%	**	5,943,142
T-MOBILE USA INC 2.625% DUE 04-15-2026 BEO	4/15/2026	2.62%	**	1,192,261
T-MOBILE USA INC 3.0% DUE 02-15-2041 BEO	2/15/2041	3.00%	**	1,176,873
T-MOBILE USA INC 3.375% 04-15-2029	4/15/2029	3.38%	**	4,385,112
T-MOBILE USA INC 3.875% 04-15-2030	4/15/2030	3.88%	**	9,171,889

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
T-MOBILE USA INC 4.5% DUE 04-15-2050	4/15/2050	4.50%	**	347,315
T-MOBILE USA INC 4.7% 01-15-2035	1/15/2035	4.70%	**	2,362,345
T-MOBILE USA INC 4.75% 02-01-2028	2/1/2028	4.75%	**	1,670,680
T-MOBILE USA INC 4.95% DUE 03-15-2028	3/15/2028	4.95%	**	696,056
T-MOBILE USA INC 5.15% 04-15-2034	4/15/2034	5.15%	**	1,023,961
T-MOBILE USA INC 5.2% DUE 01-15-2033 BEO	1/15/2033	5.20%	**	3,503,665
T-MOBILE USA INC 5.75% 01-15-2054	1/15/2054	5.75%	**	137,887
T-MOBILE USA INC 5.875% DUE 11-15-2055	11/15/2055	5.88%	**	110,238
T-MOBILE USA INC FIXED 3.75% DUE 04-15-2027	4/15/2027	3.75%	**	5,981,898
T-MOBILE USA INC SR SECD NT 1.5% 02-15-2026	2/15/2026	1.50%	**	7,704,959
TN VY AUTH FED BOOK ENTRY CPNSTRIPS GENERIC INT PMT 09-15-2028 (UNDDATE) REG	9/15/2028	—%	**	679,199
TN VY AUTH FED BOOK ENTRY PRIN STRIPS GENERIC PRIN PMT 06-15-2035 (UNDDATE)	6/15/2035	—%	**	290,036
TOA CORP (CONST) NPV			**	39,735
TOA ROAD CORP NPV			**	100,543
TOAGOSEI CO LTD NPV			**	9,425
TOAST INC COM USD0.000001 CLASS A			**	5,960,354
TOBACCO SETTLEMENT FIN AUTH WEST VA AST BACKED 3.151 06-01-2032 BEO TAXABLE	6/1/2032	3.15%	**	4,800,540
TOBU RAILWAY CO Y50			**	47,168
TODA CORP NPV			**	66,230
TOFU RESTAURANT CO TWD10			**	26,480
TOKAI HLDGS CORP NPV			**	47,586
TOKAI RIKA CO NPV			**	65,581
TOKAI TOKYO FINANCIAL HOLDINGS INC			**	1,866,570
TOKYO ELECTRON NPV			**	8,889,547
TOKYO SEIMITSU CO NPV			**	368,407
TOKYU CONST(NEW) NPV			**	1,419,694
TOLL BROS FIN CORP 4.35% DUE 02-15-2028	2/15/2028	4.35%	**	1,876,635
TOLL BROS INC COM			**	910,031
TOMONY HOLDINGS IN NPV			**	26,509
TON YI INDL CORP TWD10			**	30,025
TONGGUAN GOLD GP L HKD0.1			**	25,181
TOPBUILD CORP COM			**	5,348,376
TOPCO SCIENTIFIC C TWD10			**	74,092
TOPY INDUSTRIES NPV			**	17,771
TOREX GOLD RES INC COM NPV (POST REV SPLT)			**	1,716,495
TORO CO COM			**	3,230,669
TOROMONT INDUSTRIE COM STK NPV			**	157,479
TORONTO DOMINION 4.108% DUE 06-08-2027	6/8/2027	4.11%	**	2,743,070
TORONTO DOMINION 5.298% DUE 01-30-2032	1/30/2032	5.30%	**	606,371
TORONTO DOMINION BANK 4.574% 06-02-2028	6/2/2028	4.57%	**	4,526,849
TORONTO DOMINION BANK 4.98% 04-05-2027	4/5/2027	4.98%	**	1,326,739
TORONTO DOMINION BANK 5.156% 01-10-2028	1/10/2028	5.16%	**	70,581
TORONTO DOMINION BK 4.861% 01-31-2028	1/31/2028	4.86%	**	2,518,230
TORONTO DOMINION BK ONT COVERED BD 144A 5.141% 09-13-2029	9/13/2029	5.14%	**	8,355,427
TORONTO DOMINION FIXED 5.532% 07-17-2026	7/17/2026	5.53%	**	896,253
TORONTO-DOMINION BANK 4.693% 09-15-2027	9/15/2027	4.69%	**	759,880
TORONTO-DOMINION BANK MTN 2.8% DUE 03-10-2027	3/10/2027	2.80%	**	3,450,487
TORONTO-DOMINION COM NPV			**	20,276,985

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
TORRENT PHARM INR5			**	77,103
TORUNLAR GYO TRY1 (C SHARES)			**	97,345
TOSEI CORPORATION NPV			**	21,895
TOSHIBA TEC CORP NPV			**	194,035
TOSHO CO LTD NPV			**	30,853
TOTAL CAP INTL 3.127% DUE 05-29-2050 REG	5/29/2050	3.13%	**	528,564
TOTAL CAP INTL 3.461% DUE 07-12-2049	7/12/2049	3.46%	**	143,419
TOTALENERGIES CAP 5.425% 09-10-2064	9/10/2064	5.42%	**	140,883
TOTALENERGIES CAPITAL SA 5.488% 04-05-2054	4/5/2054	5.49%	**	145,728
TOTALENERGIES SE			**	10,865,503
TOTECH CORP NPV			**	14,029
TOTVS SA COM NPV TOTS3			**	3,100,086
TOVIS CO LTD KRW500			**	40,979
TOWA PHARMACEUTICAL CO. LTD NPV			**	23,222
TOWD PT MTG TR 2020-1 MTG PASS THRU CTF CL A1 2.71% 01-25-2060	1/25/2060	2.71%	**	124,461
TOWD PT MTG TR 2020-2 ASSET BACKED NT CLA1A VAR RT 04-25-2060	4/25/2060	1.64%	**	185,054
TOWER SEMICONDUCTOR LTD			**	1,167,977
TOWNGAS SMART ENERGY CO LTD HKD0.10			**	44,137
TOYO KANETSU KK NPV			**	715,437
TOYODA GOSEI NPV			**	508,141
TOYOTA AUTO 4.48% DUE 11-15-2027	11/15/2027	4.48%	**	2,275,466
TOYOTA AUTO RECEIVABLES OWNER TR SER 25-A CL A3 4.64% 08-15-2029	8/15/2029	4.64%	**	12,887,180
TOYOTA AUTO RECEIVABLES OWNER TRUST SER 23-C CL A3 5.16% DUE 04-17-2028	4/17/2028	5.16%	**	208,725
TOYOTA AUTO RECEIVABLES OWNER TRUST SER 23-D CL A3 5.54% DUE 08-15-2028	8/15/2028	5.54%	**	1,598,742
TOYOTA AUTO RECEIVABLES SER 23-A CL A4 4.42% 08-15-2028	8/15/2028	4.42%	**	905,107
TOYOTA BOSHOKU CP NPV			**	455,320
TOYOTA MOTOR CORP NPV			**	605,919
TOYOTA MTR CR CORP 4.35% 10-08-2027	10/8/2027	4.35%	**	515,007
TOYOTA MTR CR CORP 4.5% 05-14-2027	5/14/2027	4.50%	**	1,548,892
TOYOTA MTR CR CORP 4.75% 07-21-2027	7/21/2027	4.26%	**	1,598,924
TOYOTA MTR CR CORP 5.4% 11-20-2026	11/20/2026	5.40%	**	1,595,998
TOYOTA MTR CR CORP MEDIUM TERM NTS BOOK 5.0% DUE 03-19-2027	3/19/2027	5.00%	**	1,584,616
TP ICAP GROUP PLC ORD GBP0.25			**	980,106
TPG PARTNERS LLC CL A COM			**	1,856,914
TPR CO LTD NPV			**	39,534
TRACTOR SUPPLY CO COM			**	1,163,933
TRADEWEB MKTS INC CL A CL A			**	1,661,708
TRANE TECHNOLOGIES PLC COM USD1			**	19,647,984
TRANS-ALLEGHENY INTST LINE CO SR NT 144A5% 01-15-2031	1/15/2031	5.00%	**	205,686
TRANSALTA CORP MTN COM NPV			**	15,198
TRANSDIGM GROUP INC COM			**	1,330
TRANSMEDICS GROUP INC COM			**	2,301,496
TRANSMISSORA ALIAN UNITS (1 COM & 2 PRF)			**	329,672
TRANSUNION COM			**	17,857,523
TRANSURBAN FIN CO 2.45% DUE 03-16-2031	3/16/2031	2.45%	**	159,437
TRAVELERS COS INC COM STK			**	35,985,714
TRAVERE THERAPEUTICS INC COM			**	174,429

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
TRCNTNTL GAS PIPE 3.25% DUE 05-15-2030	5/15/2030	3.25%	**	1,366,380
TRCNTNTL GAS PIPE 7.25% DUE 12-01-2026	12/1/2026	7.25%	**	1,491,565
TRE HLDGS CORP NPV			**	2,053
TREEHOUSE FOODS INC COM			**	4,742
TREND MICRO INC NPV			**	2,746,068
TREVI THERAPEUTICS INC COM			**	257,474
TREX CO INC COM			**	3,357,717
TRI POINTE HOMES INC			**	1,265,251
TRICO BANCSHARES COM STK			**	105,351
TRIDENT LTD INR1 (POST SUB/DIV)			**	155,277
TRINET GROUP INC COM USD0.000025			**	745,038
TRINITY HLTH CORP 3.434% DUE 12-01-2048	12/1/2048	3.43%	**	174,891
TRIP COM GROUP LTD USD0.00125			**	2,537,432
TRIPOD TECHNOLOGY TWD10			**	444,614
TRIPUTRA AGRO PERS IDR100			**	95,568
TRITAX BIG BOX REIT PLC ORD			**	306,666
TRIUMPH FINANCIAL INC COM USD0.01			**	3,292,710
TRUIST BANK 4.136% 10-23-2029	10/23/2029	4.14%	**	1,454,435
TRUIST BK 4.671% 05-20-2027	5/20/2027	4.67%	**	2,000,425
TRUIST FINANCIAL CORPORATION 1.887%06-07-2029	6/7/2029	1.89%	**	1,107,094
TRUIST FINANCIAL CORPORATION 5.435% 01-24-2030	1/24/2030	5.44%	**	1,635,824
TRUIST FINANCIAL CORPORATION 7.161% 10-30-2029	10/30/2029	7.16%	**	232,008
TRUIST FINL CORP 5.711% 01-24-2035	1/24/2035	5.71%	**	1,001,352
TRUIST FINL CORP COM			**	13,148,912
TRUIST FINL CORP SR MED TERM NTS 5.122% 01-26-2034	1/26/2034	5.12%	**	209,184
TRUIST FINL CORP SR MED TERM NTS BOOK EN6.047% 06-08-2027	6/8/2027	6.05%	**	6,291,542
TRUIST FINL CORP VAR RT 1.267% DUE 03-02-2027	3/2/2027	1.27%	**	915,396
TRUST ANADOLU TRY1 (C SHARES)			**	301,116
TRUST DOGAL ENERJI TRY1 (C SHARES)			**	387,757
TRUSTCO BK CORP N Y COM NEW			**	69,930
TRUSTEES OF 2.612% DUE 07-01-2026	7/1/2026	2.61%	**	992,751
TRUSTEES OF PRINCETON UNIV 6.647% 07-01-2030	7/1/2030	4.65%	**	4,506,002
TRUSTMARK CORP COM			**	120,394
TRUWORTHS INTERNAT ZAR0.00015			**	5,559
TSI HOLDINGS CO LTD			**	442,257
TSMC ARIZ CORP 2.5% DUE 10-25-2031	10/25/2031	2.50%	**	2,298,476
TSUBAKIMOTO CHAIN NPV			**	107,722
TSUGAMI CORP NPV			**	47,656
TSUKADA GLOBAL HOLDINGS INC. NPV			**	30,693
TSUKISHIMA HOLDINGS CO LTD NPV			**	525,896
TSY INFL IX N/B 1.75% 01-15-2034	1/15/2034	1.85%	**	20,459,736
TSY INFL IX N/B TII 0 1/8 01/15/32 01-15-2032	1/15/2032	0.15%	**	1,181,982
TTY BIOPHARM COMPA TWD10			**	300,886
TUHU CAR INC. USD0.00002 A			**	249,249
TULARE CNTY CALIF PENSION OBLIG 4.009% 06-01-2028 BEO TAXABLE	6/1/2028	4.01%	**	1,000,217
TULARE CNTY CALIF PENSION OBLIG 4.109% 06-01-2029 BEO TAXABLE	6/1/2029	4.11%	**	2,279,947
TUNG HO STEEL ENT TWD10			**	32,387
TUPRAS(T PETR RAF) TRY1 (A SHARES)			**	480,996

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
TURK HAVA YOLLARI TRY1 (A SHARES)			**	95,816
TURK TELEKOMUNIKAS TRY1 (D SHARES)			**	281,040
TURKIYE GARANTI BK TRY1			**	634,584
TURKIYE IS BANKASI TRY1 (C SHARES)			**	187,555
TURKIYE SINAI KALK TRY1			**	56,705
TURKIYE VAKIFLAR TRY1 (D SHARES)			**	178,532
TURNING PT BRANDS INC COM			**	106,882
TUTOR PERINI CORP COM			**	212,856
TUYA INC SPON ADS EACH REP 1 CL A ORD SHS			**	18,169
TWILIO INC CL A CL A			**	3,192,861
TX NAT GAS SECURITIZATION FIN CORP 5.169% 04-01-2041	4/1/2041	5.17%	**	611,910
TYCO ELECTRONICS 3.7% DUE 02-15-2026	2/15/2026	3.70%	**	3,255,428
TYLER TECHNOLOGIES INC COM STK			**	16,950,493
TYM CORP			**	48,419
TYRA BIOSCIENCES INC COM			**	173,514
TYSON FOODS INC 4.875% DUE 08-15-2034	8/15/2034	4.88%	**	95,872
TYSON FOODS INC 5.4% 03-15-2029	3/15/2029	5.40%	**	357,572
TYSON FOODS INC CL A COM (DELAWARE)			**	1,682,394
U S BANCORP 5.083% 05-15-2031	5/15/2031	5.08%	**	319,782
U S BANCORP 5.775% 06-12-2029	6/12/2029	5.78%	**	4,138,091
U S BANCORP MEDIUM TERM NTS- BOOK 5.384%01-23-2030	1/23/2030	5.38%	**	181,361
U S BK NATL ASSN CIN OH MEDIUM 4.507% 10-22-2027	10/22/2027	4.51%	**	3,450,935
UBER TECHNOLOGIES INC 4.15% 01-15-2031	1/15/2031	4.15%	**	3,540,853
UBER TECHNOLOGIES INC 4.8% 09-15-2034	9/15/2034	4.80%	**	284,938
UBER TECHNOLOGIES INC 5.35% 09-15-2054	9/15/2054	5.35%	**	572,308
UBER TECHNOLOGIES INC COM USD0.00001			**	12,105,010
UBER TECHNOLOGIES INC SR NT 4.3% 01-15-2030	1/15/2030	4.30%	**	2,484,420
UBER TECHNOLOGIES INC SR NT 4.8% 09-15-2035	9/15/2035	4.80%	**	358,118
UBISOFT ENTERTAIN NPV			**	85,917
UBS (NINGBO ORIENT WIRES AND CABLES CO) P-NOTE 29/10/2026			**	812,024
UBS (SHENZHEN ENVICOOL TECHNOLO-A) P-NOTE 16/07/2026			**	1,254,493
UBS AG LONDON BRH 1.25% 06-01-2026	6/1/2026	1.25%	**	3,316,789
UBS AG STAMFORD CT 4.864% 01-10-2028	1/10/2028	4.86%	**	8,459,174
UBS GROUP AG 0.65%-FRN SNR EMTN 14/01/2028 EUR100000	1/14/2028	0.65%	**	576,349
UBS GROUP AG 6.442% 08-11-2028	8/11/2028	6.44%	**	2,110,000
UBS GROUP AG FLTG RT 1.364% DUE 01-30-2027	1/30/2027	1.36%	**	538,789
UBS GROUP AG FLTG RT 5.617% DUE 09-13-2030	9/13/2030	5.62%	**	626,970
UBS GROUP AG USD0.10 (REGD)			**	25,218,220
UCB NPV			**	768,654
UCHIDA YOKO CO JPY50			**	20,537
UDR INC MEDIUM TERM NTS BOOK ENTRY 2.1% 08-01-2032	8/1/2032	2.10%	**	342,426
UFP INDUSTRIES INC COM USD1.00			**	4,402,176
UIPATH INC CL A CL A			**	29,879
UK(GOVT OF) 4.375% BDS 31/07/54 GBP0.01	7/31/2054	4.38%	**	4,128,631
UK(GOVT OF) 5.375% BDS 31/01/56 GBP0.01	1/31/2056	5.38%	**	415,177
UK(GOVT OF) IDX/LKD GTD 22/03/2051 GBP	3/22/2051	0.17%	**	114,493
UK(GOVT OF) IDX/LKD SNR 22/03/2068 GBP	3/22/2068	0.20%	**	10,835
UK(GOVT OF) IDX/LKD SNR 22/11/2042 GBP	11/22/2042	1.20%	**	186,715

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
UL SOLUTIONS INC CL A CL A			**	6,559,575
ULTRAGENYX PHARMACEUTICAL INC COM			**	1,523,865
ULVAC INC NPV			**	1,472,506
UNDER ARMOUR INC CL C COM			**	15,350
UNICAJA BANCO EUR0.25			**	285,137
UNICREDIT SPA NPV			**	1,274,201
UNILEVER INDONESIA IDR2			**	62,572
UNILEVER PLC ORD GBP0.035			**	7,101,201
UNION ELEC CO 4.0% DUE 04-01-2048	4/1/2048	4.00%	**	278,879
UNION ELECTRIC COMPANY 5.125% 03-15-2055	3/15/2055	5.12%	**	183,833
UNION ELECTRIC COMPANY 5.25% 01-15-2054	1/15/2054	5.25%	**	196,554
UNION PAC CORP 3.95% DUE 08-15-2059	8/15/2059	3.95%	**	253,404
UNION PAC CORP COM			**	26,971,449
UNION PROPERTIES AED0.666			**	31,026
UNION SEMICONDUCT KRW500			**	61,566
UNIPRES CORP NPV			**	641,225
UNI-PRESIDENT CHIN HKD0.01			**	97,140
UNISYS CORP COM NEW			**	59,158
UNITED AIRLINES 2019-1A 2.7% 11-01-2033	11/1/2033	2.70%	**	386,343
UNITED AIRLINES HOLDINGS INC COM USD0.01			**	20,575
UNITED AIRLINES INC 5.45% 08-15-2038	8/15/2038	5.45%	**	656,114
UNITED AIRLS INC 2018-1B PASS THRU TR 4.6% 09-01-2027	9/1/2027	4.60%	**	78,643
UNITED AIRLS INC 2019-1AA PASS THRU TR 4.15% 08-25-2031	8/25/2031	4.15%	**	130,928
UNITED ARROWS LTD NPV			**	253,834
UNITED FIRE GROUP INC COM USD0.001			**	45,946
UNITED MEXICAN 7.375% 05-13-2055	5/13/2055	7.38%	**	215,400
UNITED MEXICAN STATES 5.375% 03-22-2033	3/22/2033	5.38%	**	1,976,054
UNITED MEXICAN STATES 5.85% 07-02-2032	7/2/2032	5.85%	**	410,964
UNITED MEXICAN STATES 6.4% 05-07-2054	5/7/2054	6.40%	**	710,770
UNITED MEXICAN STATES 6.625% 01-29-2038	1/29/2038	6.62%	**	663,666
UNITED MEXICAN STS 3.75% 01-11-2028	1/11/2028	3.75%	**	614,790
UNITED MEXICAN STS 4.75% DUE 04-27-2032 REG	4/27/2032	4.75%	**	1,948,000
UNITED MEXICAN STS BDS 2.659% DUE 05-24-2031/11-24-2020 REG	5/24/2031	2.66%	**	273,230
UNITED MEXICAN STS GLOBAL NT 3.25% DUE 04-16-2030 REG	4/16/2030	3.25%	**	661,150
UNITED MEXICAN STS GLOBAL NT 3.771% 05-24-2061	5/24/2061	3.77%	**	153,875
UNITED PARCEL SERVICE 5.95% 05-14-2055	5/14/2055	5.95%	**	321,395
UNITED RENTALS INC COM			**	6,404,149
UNITED STATES OF AMER 0% TBILL 02-03-2026	2/3/2026	—%	**	29,906,247
UNITED STATES OF AMER 3.5% 11-15-2028	11/15/2028	3.50%	**	105,866,227
UNITED STATES OF AMER TREAS BILLS 0% T-BILL 04-16-2026	4/16/2026	—%	**	11,877,869
UNITED STATES OF AMER TREAS BILLS 0% T-BILL 02-12-2026	2/12/2026	—%	**	59,754,598
UNITED STATES OF AMER TREAS BILLS 0% T-BILL03-19-2026	3/19/2026	—%	**	12,406,953
UNITED STATES OF AMER TREAS BOND 3.125% 11-15-2028	11/15/2028	3.12%	**	1,978,359
UNITED STATES OF AMER TREAS BONDS 4.25% 05-15-2039	5/15/2039	4.25%	**	4,618,117
UNITED STATES OF AMER TREAS BONDS 4.125% 08-15-2044	8/15/2044	4.12%	**	15,553,987
UNITED STATES OF AMER TREAS BONDS 2.0% 08-15-2051	8/15/2051	2.00%	**	3,267,115
UNITED STATES OF AMER TREAS BONDS 2.75 BDS DUE 08-15-2042 USD100'BONDS 08/42'	8/15/2042	2.75%	**	232,465
UNITED STATES OF AMER TREAS BONDS 2.875% 05-15-2052	8/15/2047	2.75%	**	280,797

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
UNITED STATES OF AMER TREAS BONDS 3% DUE08-15-2052	8/15/2052	3.00%	**	3,597,656
UNITED STATES OF AMER TREAS BONDS 3.375% 05-15-2044	5/15/2044	3.38%	**	8,119,070
UNITED STATES OF AMER TREAS BONDS 3.625%02-15-2053	2/15/2053	3.62%	**	4,066,211
UNITED STATES OF AMER TREAS BONDS 4.0% 11-15-2042	8/15/2048	3.00%	**	6,859,566
UNITED STATES OF AMER TREAS BONDS 4.25% 02-15-2054	8/15/2052	3.00%	**	23,881,633
UNITED STATES OF AMER TREAS BONDS 4.375% 08-15-2043	8/15/2043	3.62%	**	6,669,208
UNITED STATES OF AMER TREAS BONDS 4.5% 02-15-2044	5/15/2048	3.12%	**	20,486,781
UNITED STATES OF AMER TREAS BONDS 4.5% 11-15-2054	11/15/2054	4.50%	**	8,999,766
UNITED STATES OF AMER TREAS BONDS 4.625%02-15-2055	2/15/2055	4.62%	**	46,728,363
UNITED STATES OF AMER TREAS BONDS 4.75% 08-15-2055	2/15/2052	2.25%	**	42,827,875
UNITED STATES OF AMER TREAS BONDS 4.875% 08-15-2045	8/15/2045	4.88%	**	171,101,693
UNITED STATES OF AMER TREAS NOTES 2.25% 08-15-2027	8/15/2027	2.25%	**	20,887,313
UNITED STATES OF AMER TREAS NOTES 4.125% 05-31-2032	5/31/2032	4.12%	**	6,381,402
UNITED STATES OF AMER TREAS NOTES 4.5% DUE 11-15-2033	11/15/2033	4.50%	**	11,377,695
UNITED STATES OF AMER TREAS NOTES .75% 08-31-2026	8/31/2026	0.75%	**	2,027,225
UNITED STATES OF AMER TREAS NOTES 1.125% 01-15-2033	1/15/2033	1.23%	**	20,005,191
UNITED STATES OF AMER TREAS NOTES 1.5% DUE 01-31-2027 REG	1/31/2027	1.50%	**	4,893,359
UNITED STATES OF AMER TREAS NOTES 1.875% 07-15-2034	7/15/2034	1.95%	**	14,928,621
UNITED STATES OF AMER TREAS NOTES 2.125%01-15-2035	1/15/2035	2.19%	**	42,899,818
UNITED STATES OF AMER TREAS NOTES 2.875%DUE 05-15-2032 REG	5/15/2032	2.88%	**	21,622,609
UNITED STATES OF AMER TREAS NOTES 3.25% DUE 06-30-2029	6/30/2029	3.25%	**	8,506,273
UNITED STATES OF AMER TREAS NOTES 3.375%09-15-2028	9/15/2028	3.38%	**	71,393,457
UNITED STATES OF AMER TREAS NOTES 3.375%12-31-2027	12/31/2027	3.38%	**	49,371,326
UNITED STATES OF AMER TREAS NOTES 3.5% 10-31-2027	10/31/2027	3.50%	**	15,414,417
UNITED STATES OF AMER TREAS NOTES 3.5% 04-30-2028	4/30/2028	3.50%	**	2,100,082
UNITED STATES OF AMER TREAS NOTES 3.625% 03-31-2030	3/31/2030	3.62%	**	2,397,281
UNITED STATES OF AMER TREAS NOTES 3.75% 06-30-2030	6/30/2030	3.75%	**	5,818,578
UNITED STATES OF AMER TREAS NOTES 3.75% 04-15-2028	4/15/2028	3.75%	**	66,446,266
UNITED STATES OF AMER TREAS NOTES 3.75% 08-15-2027	8/15/2027	3.75%	**	15,279,188
UNITED STATES OF AMER TREAS NOTES 3.75% 08-31-2026	8/31/2026	3.75%	**	200,216
UNITED STATES OF AMER TREAS NOTES 3.875% 10-15-2027	10/15/2027	3.88%	**	33,888,783
UNITED STATES OF AMER TREAS NOTES 3.875%03-31-2027	3/31/2027	3.88%	**	4,720,563
UNITED STATES OF AMER TREAS NOTES 3.875%12-31-2029	12/31/2029	3.88%	**	4,243,601
UNITED STATES OF AMER TREAS NOTES 3.875%12-31-2030	12/31/2030	3.75%	**	6,109,055
UNITED STATES OF AMER TREAS NOTES 4% 01-15-2027	1/15/2027	4.00%	**	28,256,200
UNITED STATES OF AMER TREAS NOTES 4.0% 02-28-2030	2/28/2030	4.00%	**	79,253,867
UNITED STATES OF AMER TREAS NOTES 4.0% 06-30-2028	6/30/2028	4.00%	**	910,758
UNITED STATES OF AMER TREAS NOTES 4.0% 01-31-2031	1/31/2031	4.00%	**	26,255,138
UNITED STATES OF AMER TREAS NOTES 4.0% 02-15-2034	2/15/2034	4.00%	**	22,820,545
UNITED STATES OF AMER TREAS NOTES 4.125% 02-28-2027	2/28/2027	4.12%	**	96,699,088
UNITED STATES OF AMER TREAS NOTES 4.125% 03-31-2029	3/31/2029	4.12%	**	1,525,547
UNITED STATES OF AMER TREAS NOTES 4.125% 11-15-2027	11/15/2027	4.12%	**	1,911,779
UNITED STATES OF AMER TREAS NOTES 4.125%07-31-2028	7/31/2028	4.12%	**	913,676
UNITED STATES OF AMER TREAS NOTES 4.25% 01-15-2028	1/15/2028	4.25%	**	5,622,451
UNITED STATES OF AMER TREAS NOTES 4.25% 02-15-2028	2/15/2028	4.25%	**	81,193,758
UNITED STATES OF AMER TREAS NOTES 4.25% 08-31-2030	8/31/2030	4.12%	**	7,944,117
UNITED STATES OF AMER TREAS NOTES 4.25% 11-15-2034	11/15/2034	4.25%	**	3,376,818
UNITED STATES OF AMER TREAS NOTES 4.375% 05-15-2034	5/15/2034	4.38%	**	8,190,625

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
UNITED STATES OF AMER TREAS NOTES 4.375%12-15-2026	12/15/2026	4.38%	**	40,479,664
UNITED STATES OF AMER TREAS NOTES 4.625%09-30-2028	9/30/2028	4.62%	**	2,160,047
UNITED STATES OF AMER TREAS NOTES 4.875%DUE 10-31-2028	10/31/2028	4.88%	**	1,242,938
UNITED STATES OF AMER TREAS NOTES DTD 4.625% 02-15-2035	2/15/2035	4.62%	**	21,842,461
UNITED STATES OF AMER TREAS NOTES FLTG RT 01-31-2026	1/31/2026	3.85%	**	3,999,921
UNITED STATES TREAS 2.375% DUE 02-15-2042 REG	8/15/2043	3.62%	**	3,177,465
UNITED STATES TREAS 4.625% 06-15-2027	6/15/2027	4.62%	**	7,899,825
UNITED STATES TREAS BDS 2.25% DUE 08-15-2046	8/15/2046	2.25%	**	198,281
UNITED STATES TREAS BDS 2.875% DUE 11-15-2046	11/15/2046	2.88%	**	296,594
UNITED STATES TREAS BDS 0 DEB 15/02/2040USD1000 4.625 DUE 02-15-2040REG	2/15/2040	4.62%	**	2,535,059
UNITED STATES TREAS BDS 1.875% DUE 02-15-2051 REG	2/15/2050	2.00%	**	702,002
UNITED STATES TREAS BDS 1.875% DUE 02-15-2041 REG	11/15/2054	4.50%	**	10,939,500
UNITED STATES TREAS BDS 15/05/2042 3.25%DUE 05-15-2042 REG	2/15/2044	3.62%	**	17,494,769
UNITED STATES TREAS BDS 2.0% 02-15-2052	2/15/2052	2.25%	**	3,048,438
UNITED STATES TREAS BDS 2.25% 05-15-2041 REG	2/15/2055	4.62%	**	575,859
UNITED STATES TREAS BDS 2.25% 08-15-2049	8/15/2049	2.25%	**	2,646,164
UNITED STATES TREAS BDS 2.25% DUE 05-15-2051 REG	5/15/2051	2.38%	**	3,229,336
UNITED STATES TREAS BDS 2.875 DUE DUE 05-15-2043	5/15/2043	2.88%	**	8,026,758
UNITED STATES TREAS BDS 3.0% DUE 08-15-2048	8/15/2048	3.00%	**	6,261,059
UNITED STATES TREAS BDS 3.0% DUE 02-15-2048	2/15/2048	3.00%	**	298,906
UNITED STATES TREAS BDS 3.625 DUE 02-15-2044 TBOND	2/15/2044	3.62%	**	1,723,438
UNITED STATES TREAS BDS 3.625 DUE 08-15-2043	8/15/2043	3.62%	**	1,299,668
UNITED STATES TREAS BDS 4.375% DUE 11-15-2039	11/15/2039	4.38%	**	989,609
UNITED STATES TREAS BDS 4.625% 11-15-2045	11/15/2045	4.62%	**	980,781
UNITED STATES TREAS BDS 4.625% 05-15-2044	2/15/2053	3.62%	**	1,562,768
UNITED STATES TREAS BDS 4.625% 11-15-2044	5/15/2051	2.38%	**	18,248,149
UNITED STATES TREAS BDS BD 3.125% DUE 02-15-2043 REG	2/15/2043	3.12%	**	4,440,956
UNITED STATES TREAS BDS BDS 3% DUE 05-15-2042 REG	5/15/2042	3.00%	**	161,547
UNITED STATES TREAS BDS DTD 3.125% 05-15-2048	5/15/2048	3.12%	**	1,144,043
UNITED STATES TREAS BDS DTD 00271 1.125%DUE 08-15-2040	8/15/2040	1.12%	**	1,891,523
UNITED STATES TREAS BDS DTD 02/15/2023 3.875% 02-15-2043	2/15/2043	3.88%	**	2,166,937
UNITED STATES TREAS BDS DTD 11/15/2012 2.75% DUE 11-15-2042 REG	11/15/2042	2.75%	**	4,474,156
UNITED STATES TREAS BDS DTD 11/15/2020 1.625% 11-15-2050	8/15/2048	3.00%	**	105,531
UNITED STATES TREAS BDS DTD 2.75% 08-15-2047	8/15/2047	2.75%	**	11,909,852
UNITED STATES TREAS BDS TBOND FIXED 3% 02-15-2049	2/15/2049	3.00%	**	9,894,888
UNITED STATES TREAS BDS TREASURY BOND 2.375% DUE 11-15-2049 REG	11/15/2049	2.38%	**	1,096,965
UNITED STATES TREAS INFL INDEX NTS 0.5% 01-15-2028	1/15/2028	0.66%	**	5,551,649
UNITED STATES TREAS NTS 1.25% DUE 12-31-2026	12/31/2026	1.25%	**	22,499,171
UNITED STATES TREAS NTS 2.875% 08-15-2028	8/15/2028	2.88%	**	26,770,750
UNITED STATES TREAS NTS 3.75% 05-15-2028	5/15/2028	3.75%	**	132,429,564
UNITED STATES TREAS NTS .125% DUE 07-15-2030	7/15/2030	0.16%	**	2,399,183
UNITED STATES TREAS NTS .5% DUE 04-30-2027 REG	4/30/2027	0.50%	**	10,437,761
UNITED STATES TREAS NTS .625% DUE 07-15-2032 REG	7/15/2032	0.70%	**	7,789,376
UNITED STATES TREAS NTS 1.5% DUE 11-30-2028 BEO	11/30/2028	1.50%	**	18,633,386
UNITED STATES TREAS NTS 1.875% DUE 02-15-2032 REG	2/15/2032	1.88%	**	25,944,147
UNITED STATES TREAS NTS 2.375% 03-31-2029	3/31/2029	2.38%	**	15,065,244
UNITED STATES TREAS NTS 3.375% 11-30-2027	11/30/2027	3.38%	**	12,792,354
UNITED STATES TREAS NTS 3.5% 09-30-2027	9/30/2027	3.50%	**	32,860,266

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
UNITED STATES TREAS NTS 3.5% 12-15-2028	12/15/2028	3.50%	**	115,806,555
UNITED STATES TREAS NTS 3.625% 08-31-2027	8/31/2027	3.62%	**	4,841,132
UNITED STATES TREAS NTS 3.625% 12-31-2030	12/31/2030	3.62%	**	75,343,299
UNITED STATES TREAS NTS 3.875% 06-30-2030	6/30/2030	3.88%	**	25,209
UNITED STATES TREAS NTS 3.875% 07-15-2028	7/15/2028	3.88%	**	32,853,715
UNITED STATES TREAS NTS 3.875% 09-30-2029	9/30/2029	3.88%	**	22,202,813
UNITED STATES TREAS NTS 3.875% 12-31-2032	12/31/2032	3.88%	**	30,136,502
UNITED STATES TREAS NTS 30/04/2028 1.25%DUE 04-30-2028 BEO	4/30/2028	1.25%	**	147,280,273
UNITED STATES TREAS NTS 4.0% 12-15-2027	12/15/2027	4.00%	**	2,756,873
UNITED STATES TREAS NTS 4.25% 06-30-2029	6/30/2029	4.25%	**	26,051,836
UNITED STATES TREAS NTS 4.25% 08-15-2035	8/15/2035	4.25%	**	6,681,053
UNITED STATES TREAS NTS 4.25% 11-30-2026	11/30/2026	4.25%	**	16,098,250
UNITED STATES TREAS NTS 4.375% 11-30-2030	11/30/2030	4.38%	**	7,002,406
UNITED STATES TREAS NTS 4.625% 11-15-2026	11/15/2026	4.62%	**	36,175,734
UNITED STATES TREAS NTS 4.875% 10-31-2030	10/31/2030	4.88%	**	3,574,781
UNITED STATES TREAS NTS DTD 4.625% 05-31-2031	5/31/2031	4.62%	**	8,335,938
UNITED STATES TREAS NTS DTD 03/15/2025 3.875% 03-15-2028	3/15/2028	3.88%	**	135,759,811
UNITED STATES TREAS NTS DTD 04/30/2022 2.875% 04-30-2029	4/30/2029	2.88%	**	5,870,156
UNITED STATES TREAS NTS DTD 04/30/2025 3.875% 04-30-2030	4/30/2030	3.88%	**	50,349,000
UNITED STATES TREAS NTS DTD 05/31/2023 3.75% 05-31-2030	5/31/2030	3.75%	**	5,417,719
UNITED STATES TREAS NTS DTD 06/30/2021 1.25% 06-30-2028	6/30/2028	1.25%	**	2,840,039
UNITED STATES TREAS NTS DTD 06/30/2022 3.25% DUE 06-30-2027	6/30/2027	3.25%	**	2,925,140
UNITED STATES TREAS NTS DTD 09/30/2021 1.25% 09-30-2028	9/30/2028	1.25%	**	1,223,270
UNITED STATES TREAS NTS DTD 09/30/2023 4.625% 09-30-2030	9/30/2030	4.62%	**	3,536,266
UNITED STATES TREAS NTS DTD 09/30/2025 3.875% 09-30-2032	9/30/2032	3.88%	**	13,857,770
UNITED STATES TREAS NTS DTD 10/31/2022 4% 10-31-2029	10/31/2029	4.00%	**	4,054,844
UNITED STATES TREAS NTS DTD 11/15/2016 2.0% 11-15-2026 REG	11/15/2026	2.00%	**	47,464,930
UNITED STATES TREAS NTS DTD 3.875% 11-30-2029	11/30/2029	3.88%	**	48,069,877
UNITED STATES TREAS SEC STRIP DISC NT 02-15-2049	2/15/2049	—%	**	208,087
UNITED STATES TREAS SEC STRIPPED 11-15-2048	11/15/2048	—%	**	72,531
UNITED STATES TREAS SEC STRIPPED INT PMT 08-15-2045 (UNDDATE) REG	8/15/2045	—%	**	178,343
UNITED STATES TREAS SEC STRIPPED INT PMT00122 02-15-2040 (UNDDATE) REG	2/15/2040	—%	**	512,746
UNITED STATES TREAS SEC STRIPPED INT PMT00521 05-15-2029 (UNDDATE) REG	5/15/2029	—%	**	2,653,225
UNITED STATES TREAS SEC STRIPPED INT PMT00753 05-15-2036 (UNDDATE) REG	5/15/2036	—%	**	847,279
UNITED STATES TREAS SEC STRIPPED INT PMT00765 02-15-2038 (UNDDATE) REG	2/15/2038	—%	**	809,428
UNITED STATES TREAS SEC STRIPPED INT PMT00835 08-15-2032 (UNDDATE) BEO	8/15/2032	—%	**	7,284,323
UNITED STATES TREAS SEC STRIPPED INT PMT00839 08-15-2034 (UNDDATE) REG	8/15/2034	—%	**	3,477,972
UNITED STATES TREAS SEC STRIPPED INT PMT00840 02-15-2035 (UNDDATE) REG	2/15/2035	—%	**	1,947,595
UNITED STATES TREAS SEC STRIPPED INT PMT00841 08-15-2035 (UNDDATE) REG	8/15/2035	—%	**	2,016,739
UNITED STATES TREAS SEC STRIPPED INT PMT00842 02-15-2036 (UNDDATE) REG	2/15/2036	—%	**	6,612,938
UNITED STATES TREAS SEC STRIPPED INT PMT00873 08-15-2036	8/15/2036	—%	**	479,496
UNITED STATES TREAS SEC STRIPPED INT PMT00882 05-15-2031	5/15/2031	—%	**	11,698,719
UNITED STATES TREAS SEC STRIPPED INT PMT00888 05-15-2034 (UNDDATE) REG	5/15/2034	—%	**	5,637,343
UNITED STATES TREAS SEC STRIPPED INT PMTINT PMT 02-15-2045 (UNDDATE) REG	2/15/2045	—%	**	279,367
UNITED STATES TREAS SEC STRIPPED INT PMTINT PMT 05-15-2041	5/15/2041	—%	**	2,777,192
UNITED STATES TREAS SEC STRIPPED INT PMTINT PMT 05-15-2042 (UNDDATE) REG	5/15/2042	—%	**	143,299
UNITED STATES TREAS SEC STRIPPED INT PMTINT PMT 08-15-2041 (UNDDATE) REG	8/15/2041	—%	**	2,029,369
UNITED STATES TREAS SEC STRIPPED INT PMTNT 194 08-15-2040 (UNDDATE) REG	8/15/2040	—%	**	1,526,870

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
UNITED STATES TREASURY 2.25% 11-15-2027	11/15/2027	2.25%	**	2,933,789
UNITED STS TREAS NTS 0.125% 07-15-2031	7/15/2031	0.15%	**	788,788
UNITED STS TREAS NTS 1.25% 03-31-2028	3/31/2028	1.25%	**	9,329,141
UNITED STS TREAS NTS DTD .875% 11-15-2030	11/15/2030	0.88%	**	3,500,156
UNITED THERAPEUTICS CORP DEL COM STK			**	2,254,993
UNITEDHEALTH GROUP 4.75% DUE 07-15-2045	7/15/2045	4.75%	**	342,870
UNITEDHEALTH GROUP 5.75% DUE 07-15-2064	7/15/2064	5.75%	**	980,572
UNITEDHEALTH GROUP 5.875% DUE 02-15-2053	2/15/2053	5.88%	**	485,523
UNITEDHEALTH GROUP 6.05% DUE 02-15-2063	2/15/2063	6.05%	**	205,134
UNITEDHEALTH GROUP FIXED 2.95% DUE 10-15-2027	10/15/2027	2.95%	**	1,129,084
UNITEDHEALTH GROUP INC 2.0% 05-15-2030	5/15/2030	2.00%	**	136,932
UNITEDHEALTH GROUP INC 3.05% DUE 05-15-2041 BEO	5/15/2041	3.05%	**	319,357
UNITEDHEALTH GROUP INC 4.5% 04-15-2033	4/15/2033	4.50%	**	7,484,332
UNITEDHEALTH GROUP INC 4.75% 07-15-2026	7/15/2026	4.75%	**	960,333
UNITEDHEALTH GROUP INC 4.8% 01-15-2030	1/15/2030	4.80%	**	2,931,255
UNITEDHEALTH GROUP INC 5.05% 04-15-2053	4/15/2053	5.05%	**	244,505
UNITEDHEALTH GROUP INC 5.778% 07-15-2044	7/15/2044	5.50%	**	368,273
UNITEDHEALTH GROUP INC COM			**	42,707,981
UNITEDHEALTH GROUP INC SR NT 4.25% 01-15-2029	1/15/2029	4.25%	**	6,335,911
UNITIL CORP COM			**	83,995
UNITY BANCORP NJ			**	55,185
UNITY SOFTWARE INC COM			**	7,641,498
UNIV CALIF REGTS MED CTR POOLED REV 3.256% 05-15-2060 BEO TAXABLE	5/15/2060	3.26%	**	194,487
UNIV CALIF REGTS MED CTR POOLED REV 4.132% DUE 05-15-2032 REG	5/15/2032	4.13%	**	1,829,913
UNIVERSAL CORP VA COM			**	214,482
UNIVERSAL DISPLAY CORP COM			**	5,778,858
UNIVERSAL INS HLDGS INC COM			**	444,031
UNIVERSAL MICROWAV TWD10			**	1,426,266
UNIVERSAL ROBINA PHP1			**	34,455
UNIVERSAL SCIENTIFIC IND 'A'CNY1 (STOCK CONNECT)			**	782,971
UNIVEST FINANCIAL CORP			**	35,457
UNO MINDA LIMITED			**	277,276
UNUM GROUP			**	777,093
UNUM GROUP 5.25% 12-15-2035	12/15/2035	5.25%	**	3,182,238
UNUSUAL MACHS INC NEV COM USD0.01			**	1,708,421
UNVL HEALTH SERVICES INC CL B COM			**	1,153,762
URANIUM ENERGY CORP COM			**	1,084,757
URBAN EDGE PPTYS COM			**	1,338,195
US BANCORP			**	29,056,975
US BANCORP 5.046% 02-12-2031	2/12/2031	5.05%	**	1,514,169
US BANCORP 5.678% 01-23-2035	1/23/2035	5.68%	**	195,712
US BANK NA CINCINNATI 4.73% 05-15-2028	5/15/2028	4.73%	**	2,006,493
US FOODS HLDG CORP COM			**	2,316,768
US TREAS BDS DTD 02-15-2011 4.75% DUE 02-15-2041 REG	2/15/2041	4.75%	**	245,063
US TREAS BDS DTD 05-16-2011 4.375 DUE 05-15-2041 REG	5/15/2041	4.38%	**	87,989
US TREAS SEC 0 DUE 11-15-2041	11/15/2041	—%	**	729,354
US TREAS SEC 4.5 DUE 08-15-2039 REG	8/15/2039	4.50%	**	1,607,625
US TREAS SEC STRIPPED INT PMT 0 STRIP 15/11/2028 USD1000 11-15-2028 REG	11/15/2028	—%	**	1,805,120

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
US TREAS SEC STRIPPED INT PMT GENERIC TINT PMT 08-15-2028 REG	8/15/2028	—%	**	4,555,905
US TREAS SEC STRIPPED INT PMT NT 200 0 11-15-2040 REG	11/15/2040	—%	**	2,026,194
US TREAS SEC STRIPPED INT PMT ZCP NT 2060 2-15-2041 REG	2/15/2041	—%	**	2,181,881
US TREASURY N/B 2% DUE 02-15-2050 REG	2/15/2050	2.00%	**	5,578,389
US TREASURY N/B 3.125% DUE 08-31-2027 REG	8/31/2027	3.12%	**	106,145,362
US TREASURY N/B 3.375% 05-15-2033	5/15/2033	3.38%	**	3,851,875
US TREASURY N/B 3.5% 10-15-2028	10/15/2028	3.50%	**	51,793,557
US TREASURY N/B 3.625% 09-15-2027	9/15/2027	3.38%	**	48,568,476
US TREASURY N/B 3.875% 06-15-2028	6/15/2028	3.88%	**	52,620,475
US TREASURY N/B 3.875% 08-15-2034	8/15/2034	3.88%	**	8,232,538
US TREASURY N/B 4.75% 02-15-2045	8/15/2042	2.75%	**	534,227
US TREASURY N/B 4.75% 05-15-2055	2/15/2043	3.88%	**	113,509
US TREASURY N/B 5.0% T-BOND 05-15-2045	2/15/2043	3.12%	**	8,366,138
USAA CAP CORP 4.375% DUE 06-01-2028	6/1/2028	4.38%	**	580,209
USANA HEALTH SCIENCES INC CDT-SHS			**	239,270
USD INTEREST BEARING DEPOSIT			**	30,098,930
USHIO INC NPV			**	71,916
UTD AIRLS INC 2018-1AA PASS THRU TR 3.5% 09-01-2031	9/1/2031	3.50%	**	128,892
UTD AIRLS INC 3.7% DUE 09-01-2031	9/1/2031	3.70%	**	434,925
UTD AIRLS PASS 3.1% DUE 01-07-2030	1/7/2030	3.10%	**	2,722,510
UTD INTEGRATION SE TWD10			**	1,268,535
UTD MEXICAN STS TRANCHE # TR 00026 4.75 DUE 03-08-2044	3/8/2044	4.75%	**	626,240
UTD PLANT BERHAD MYR1			**	608,904
UTD STATES TREAS 2.75% DUE 07-31-2027	7/31/2027	2.75%	**	14,535,199
UTD STATES TREAS 3.5% DUE 11-30-2030	11/30/2030	3.50%	**	1,743,913
UTD STATES TREAS 3.625% DUE 08-15-2028	8/15/2028	3.62%	**	60,073,483
UTD STATES TREAS 4.375% DUE 12-31-2029	12/31/2029	4.38%	**	10,376,961
UTD STATES TREAS SEC STRIPPED INT GENERIC TINT PMT 0% 05-15-2050	5/15/2050	—%	**	444,153
UTD STATES TREAS ZERO CPN 0% DUE 02-15-2030	2/15/2030	—%	**	4,287,164
UTD STATES TREAS ZERO CPN 0% DUE 02-15-2042	2/15/2042	—%	**	2,359,397
UTD STATES TREAS ZERO CPN 0% DUE 02-15-2051	2/15/2051	—%	**	846,597
UTD STATES TREAS ZERO CPN 0% DUE 05-15-2043	5/15/2043	—%	**	919,116
UTD STATES TREAS ZERO CPN 0% DUE 05-15-2044	5/15/2044	—%	**	360,209
UTD STATES TREAS ZERO CPN 0% DUE 08-15-2042	8/15/2042	—%	**	3,414,254
UTD STATES TREAS ZERO CPN 0% DUE 11-15-2042	11/15/2042	—%	**	204,636
UTD STATES TREAS ZERO CPN 0% DUE 11-15-2043	11/15/2043	—%	**	3,688,557
UTD STATES TREAS ZERO CPN 0% DUE 11-15-2044	11/15/2044	—%	**	1,998,700
UTD TRACTORS IDR250			**	1,656,600
UWM MTG TR 2.5% DUE 12-25-2051	12/25/2051	2.50%	**	1,273,662
UWM MTG TR 3% DUE 01-25-2052	1/25/2052	3.00%	**	1,354,377
UWM MTG TR FLTG RT 4.82419% DUE 11-25-2051	11/25/2051	4.82%	**	1,414,179
V F CORP COM			**	4,805,809
V TECHNOLOGY NPV			**	36,244
VA ELEC & PWR CO 4.45 02-15-2044	2/15/2044	4.45%	**	101,416
VAL NATL BANCORP COM			**	3,167,266
VALARIS LTD COM USD0.40			**	44,503
VALE OVERSEAS LTD 6.4% 06-28-2054	6/28/2054	6.40%	**	122,460
VALEO SE EUR1			**	1,751,053

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
VALERO ENERGY CORP COM STK NEW			**	2,195,223
VALERO ENERGY CORP NEW 2.8% 12-01-2031	12/1/2031	2.80%	**	3,539,893
VALOR HOLDINGS NPV			**	23,650
VALUECOMMERCE CO.L NPV			**	53,881
VALVOLINE INC COM			**	6,639,919
VANDA PHARMACEUTICALS INC COM			**	80,262
VAR ENERGI ASA 5.875% DUE 05-22-2030	5/22/2030	5.88%	**	1,040,879
VAR ENERGI ASA SR NT 144A 5% 05-18-2027	5/18/2027	5.00%	**	6,492,392
VAREX IMAGING CORP COM			**	242,716
VARONIS SYS INC COM			**	1,526,184
VARROC ENGINEERING INR1			**	288,895
VATTI CORPORATION A'CNY1 (STOCK CONNECT LINE)			**	394,778
VAUDOISE ASSURANCES HOLDINGS CHF25(REGD)(POST SUBD)			**	284,860
VAULT MINERALS LTD NPV			**	571,368
VAXCYTE INC COM			**	315,459
VEEVA SYS INC CL A COM CL A COM			**	16,954,765
VEIDEKKE NOK0.50			**	74,968
VELOCITY FINL INC COM			**	12,020
VENTAS INC REIT			**	3,108,045
VENTAS REALTY LP 5.0% 01-15-2035	1/15/2035	5.00%	**	3,559,944
VENTAS RLTY LTD PARTNERSHIP 3.0% 01-15-2030 REG	1/15/2030	3.00%	**	716,009
VENTIA SERVICES NPV			**	217,282
VENTURE 37 CLO LTD / VENTURE 37 CLO 0% 07-15-2032	7/15/2032	5.15%	**	1,506,815
VENTURE GLOBAL 4.125% DUE 08-15-2031	8/15/2031	4.12%	**	454,404
VENTYX BIOSCIENCES INC COM			**	53,331
VERA KONSEPT TRY1			**	98,190
VERALTO CORP COM			**	4,693,851
VERALTO CORP SR NT 5.5% 09-18-2026	9/18/2026	5.50%	**	1,334,275
VERIS RESIDENTIAL INC COM STK USD0.01			**	16,591
VERISIGN INC COM			**	840,607
VERISK ANALYTICS INC COM USD0.001			**	6,863,480
VERIZON 5.401% DUE 07-02-2037	7/2/2037	5.40%	**	7,657,893
VERIZON 5.875% DUE 11-30-2055	11/30/2055	5.88%	**	431,027
VERIZON COMMUNICATIONS 4.78% 02-15-2035	2/15/2035	4.78%	**	5,184,361
VERIZON COMMUNICATIONS INC 2.875% DUE 11-20-2050 BEO	11/20/2050	2.88%	**	747,056
VERIZON COMMUNICATIONS INC NT 2.355% 03-15-2032	3/15/2032	2.36%	**	9,109,955
VERIZON COMMUNICATIONS INC NT 5% 01-15-2036	1/15/2036	5.00%	**	994,097
VERIZON FIXED 2.55% DUE 03-21-2031	3/21/2031	2.55%	**	1,129,476
VERIZON MASTER TR 4.17% 08-20-2030	8/20/2030	4.17%	**	8,049,486
VERIZON MASTER TR SER 23-7 CL A1A 0.0567% 11-20-2029	11/20/2029	5.67%	**	5,080,255
VERTEX PHARMACEUTICALS INC COM			**	22,580,502
VERTIV HOLDINGS LLC COM USD0.0001			**	5,578,814
VERUS SECURITIZATION TR 2021-3 MTG BACKED NT CL A-3 144A 1.437% 06-25-2066	6/25/2066	1.44%	**	1,711,309
VESTAS WIND SYSTEM DKK0.20			**	429,247
VESTIS CORP COM			**	746,266
VIATRIS INC SR NT 2.7% 06-22-2030	6/22/2030	2.70%	**	4,066,034
VIATRIS INC SR NT 3.85% 06-22-2040	6/22/2040	3.85%	**	841,893
VIAVI SOLUTIONS INC COM NPV			**	636,851

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
VIBRA ENERGIA S.A. COM NPV			**	1,262,062
VICAT SA EUR4			**	74,531
VICI PPTYS INC COM			**	462,405
VICI PPTYS LP 4.75% 04-01-2028	4/1/2028	4.75%	**	1,202,870
VICI PPTYS LP 4.95% DUE 02-15-2030 BEO	2/15/2030	4.95%	**	2,035,757
VICI PPTYS LP 5.625% 04-01-2035	4/1/2035	5.62%	**	409,377
VICI PROPERTIES LP 4.75% 02-15-2028	2/15/2028	4.75%	**	5,100,813
VICI PROPERTIES LP 5.125% 11-15-2031	11/15/2031	5.12%	**	304,345
VICTORIAS SECRET & CO COM			**	16,901
VIENNA INS GRP AG NPV (BR)			**	164,239
VIKING HOLDINGS LTD			**	1,975,629
VIKING THERAPEUTICS INC COM			**	465,818
VINCI EUR2.50			**	1,838,404
VIOMI TECHNOLOGY CO LTD SPON ADS EACH REPR 3 ORD SHS			**	24,627
VIPER ENERGY INC NEW CL A			**	1,341,272
VIPER ENERGY PARTNERS LL 4.9% 08-01-2030	8/1/2030	4.90%	**	6,399,129
VIPER ENERGY PARTNETS LL 5.7% 08-01-2035	8/1/2035	5.70%	**	306,159
VIRGINIA ELEC & PWR CO 4.65 DUE 08-15-2043	8/15/2043	4.65%	**	179,866
VIRGINIA ELEC & PWR CO 5.55% 08-15-2054	8/15/2054	5.55%	**	107,127
VIRGINIA ELEC & PWR CO 5.6% 09-15-2055	9/15/2055	5.60%	**	146,167
VIRGINIA PWR FUEL SECURITIZATION LLC 4.877% 05-01-2033	5/1/2033	4.88%	**	11,333,875
VIRGINIA PWR FUEL SECURITIZATION LLC 5.088% 05-01-2029	5/1/2029	5.09%	**	408,621
VIRIDIAN THERAPEUTICS INC COM			**	185,133
VIRIDIEN EUR1 (POST CONSOLIDATION)			**	2,542
VIRTU FINL INC CL A CL A			**	832,800
VIRTUS INVT PARTNERS INC COM			**	195,454
VISA INC COM CL A STK			**	43,497,509
VISHAL MEGA MART INR10			**	959,662
VISHAY INTERTECHNOLOGY INC COM STK			**	4,261,248
VISTEON CORP COM NEW COM NEW			**	164,903
VISTRA CORP COM USD0.01			**	607,730
VITA COCO CO INC COM			**	1,313,111
VITAL FARMS INC COM			**	3,054,263
VM INC KRW100			**	298,656
VMED O2 UK FING I 5.625% SNR SEC 15/04/32 EUR	4/15/2032	5.62%	**	1,540,093
VMWARE INC 1.4% 08-15-2026	8/15/2026	1.40%	**	3,937,834
VMWARE INC 3.9% 08-21-2027	8/21/2027	3.90%	**	9,865,462
VMWARE LLC SR NT 1.8% 08-15-2028	8/15/2028	1.80%	**	122,972
VODACOM GROUP LIMI ZAR0.01			**	433,976
VODAFONE GROUP ORD USD0.2095238			**	9,011
VODAFONE GROUP PLC 5.75% 06-28-2054	6/28/2054	5.75%	**	1,247,192
VODAFONE QATAR QAR1			**	346,058
VOESTALPINE AG NPV			**	238,892
VOLKSWAGEN AG NON VTG PRF NPV			**	128,060
VOLKSWAGEN AUTO 5.8% DUE 04-20-2028	4/20/2028	5.80%	**	2,203,736
VOLKSWAGEN AUTO LN 5.48% DUE 12-20-2028	12/20/2028	5.48%	**	6,403,653
VOLKSWAGEN AUTO LOAN ENHANCED TRUST SER 23-1 CL A3 5.02% 06-20-2028	6/20/2028	5.02%	**	1,413,769
VOLKSWAGEN GROUP 4.35% DUE 06-08-2027	6/8/2027	4.35%	**	2,769,474

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
VOLKSWAGEN GROUP 5.05% DUE 03-27-2028	3/27/2028	5.05%	**	2,782,411
VOLKSWAGEN GROUP 5.25% DUE 03-22-2029	3/22/2029	5.25%	**	1,717,128
VOLTAMP TRANSFORME INR10			**	40,361
VOLUTION GRP PLC ORD GBP0.01			**	104,853
VOLVO CAR AB SER'B'NPV			**	71,532
VONTOBEL HLDG AG CHF1 (REGD)			**	175,065
VOYA 24-4A 5.64316987991% 07-20-2037	7/20/2037	5.23%	**	8,779,894
VOYA FINL INC COM			**	662,261
VOYAGER TECHNOLOGIES INC CL A CL A			**	347,453
VSE CORP COM			**	385,623
VT HOLDINGS CO LTD NPV			**	18,466
VTEX COM USD0.0001 CL A			**	244,118
VULCABRAS AZALEIA SA			**	8,781
VULCAN MATERIALS CO 4.95% 12-01-2029	12/1/2029	4.95%	**	1,673,484
VULCAN MATERIALS CO COM			**	16,525,932
W P CAREY INC 2.25% DUE 04-01-2033	4/1/2033	2.25%	**	717,924
W P CAREY INC 2.4% DUE 02-01-2031	2/1/2031	2.40%	**	81,195
W P CAREY INC 4.25% DUE 10-01-2026	10/1/2026	4.25%	**	1,413,130
W P CAREY INC COM			**	452,129
W VA UNIV HLTH SYS 3.129% DUE 06-01-2050	6/1/2050	3.13%	**	261,631
WABASH NATL CORP COM			**	279,689
WABTEC CORP COM			**	1,255,086
WALKER & DUNLOP INC COM .			**	5,282,373
WALMART INC 4.5% DUE 04-15-2053	4/15/2053	4.50%	**	719,153
WALMART INC 4.5% DUE 09-09-2052 BEO	9/9/2052	4.50%	**	123,781
WALMART INC COM			**	60,376,867
WALT DISNEY CO			**	42,052,805
WANGUO GOLD GROUP HKD0.025			**	39,211
WANT WANT CHINA HO USD0.02			**	21,461
WARBY PARKER INC CL A COM CL A COM			**	3,287,022
WARNER BROS DISCOVERY INC			**	10,606
WARNER MUSIC GROUP CORP CL A CL A			**	6,786,658
WARNERMEDIA HLDGS 3.755% 03-15-2027	3/15/2027	3.76%	**	688,338
WARRIOR MET COAL INC COM			**	207,905
WARTSILA EUR3.50			**	4,673,917
WASION HOLDINGS LTD			**	613,611
WASTE CONNECTIONS INC 5.0% 03-01-2034	3/1/2034	5.00%	**	2,609,409
WASTE MGMT INC DEL 4.95% 07-03-2027	7/3/2027	4.95%	**	224,757
WASTE MGMT INC DEL COM STK			**	145,668
WATERBRIDGE INFRASTRUCTURE LLC CL A SHS REPSTG LTD LIAB CO			**	2,225,972
WATERS CORP COM			**	18,232
WATSCO INC COM			**	3,065,234
WAVE LIFE SCIENCES PTE LTD COM NPV			**	418,200
WAYFAIR INC CL A CL A			**	5,065,283
WD 40 CO COM STK			**	596,410
WEALTHFRONT CORP COM			**	1,056,813
WEATHERFORD INTL LTD COMMON STOCK			**	4,431,159
WEAVE COMMUNICATIONS INC COM			**	246,652

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
WEAVER NETWORK TEC A CNY1			**	276,907
WEBLINK INTERNATIO TWD10			**	45,436
WEC ENERGY GROUP 5.15% DUE 10-01-2027	10/1/2027	5.15%	**	1,465,514
WEC ENERGY GROUP INC 4.75% DUE 01-09-2026	1/9/2026	4.75%	**	3,877,425
WEC ENERGY GROUP INC COM			**	1,517,358
WEIBO CORPORATION USD0.00025 A			**	56,844
WEICHAI POWER CO H CNY1			**	1,457,314
WELLS FARGO & CO 2.572% 02-11-2031	2/11/2031	2.57%	**	3,122,031
WELLS FARGO & CO 2.879% 10-30-2030	10/30/2030	2.88%	**	1,271,554
WELLS FARGO & CO 3.068% 04-30-2041	4/30/2041	3.07%	**	684,394
WELLS FARGO & CO 3.9%-FRN SNR 22/07/2032EUR	7/22/2032	3.90%	**	240,689
WELLS FARGO & CO 4.4% DUE 06-14-2046	6/14/2046	4.40%	**	100,545
WELLS FARGO & CO 4.611% 04-25-2053	4/25/2053	4.61%	**	190,354
WELLS FARGO & CO 4.808% 07-25-2028	7/25/2028	4.81%	**	4,854,531
WELLS FARGO & CO 4.9% 01-24-2028	1/24/2028	4.90%	**	8,602,532
WELLS FARGO & CO 5.605% 04-23-2036	4/23/2036	5.60%	**	703,568
WELLS FARGO & CO 5.606% DUE 01-15-2044	1/15/2044	5.61%	**	347,891
WELLS FARGO & CO FLTG RT 5.013% 04-04-2051	4/4/2051	5.01%	**	632,970
WELLS FARGO & CO MEDIUM TERM SR NTS 6.491% 10-23-2034	10/23/2034	6.49%	**	620,843
WELLS FARGO & CO MEDIUM TERM SR NTS BOOK3.526% 03-24-2028	3/24/2028	3.53%	**	1,344,339
WELLS FARGO & CO MEDIUM TERM SR NTS BOOK5.15% 04-23-2031	4/23/2031	5.15%	**	6,676,958
WELLS FARGO & CO NEW COM STK			**	76,445,809
WELLS FARGO & COMPANY 3.584% 05-22-2028	5/22/2028	3.58%	**	2,647,781
WELLS FARGO & COMPANY 4.078% 09-15-2029	9/15/2029	4.08%	**	4,752,537
WELLS FARGO & COMPANY 4.897% 07-25-2033	7/25/2033	4.90%	**	5,085,530
WELLS FARGO & COMPANY 4.97% 04-23-2029	4/23/2029	4.97%	**	15,320,740
WELLS FARGO & COMPANY 5.198% 01-23-2030	1/23/2030	5.20%	**	2,689,874
WELLS FARGO & COMPANY 5.389% 04-24-2034	4/24/2034	5.39%	**	4,099,431
WELLS FARGO & COMPANY 5.499% 01-23-2035	1/23/2035	5.50%	**	18,155,026
WELLS FARGO & COMPANY 5.557% 07-25-2034	7/25/2034	5.56%	**	2,541,133
WELLS FARGO & COMPANY 5.574% 07-25-2029	7/25/2029	5.57%	**	4,280,284
WELLS FARGO & COMPANY 5.707% 04-22-2028	4/22/2028	5.71%	**	5,864,816
WELLS FARGO & COMPANY 6.303% 10-23-2029	10/23/2029	6.30%	**	4,285,942
WELLS FARGO AND COMPANY 5.211% 12-03-2035	12/3/2035	5.21%	**	788,004
WELLS FARGO BK N A 5.45% DUE 08-07-2026	8/7/2026	5.45%	**	2,020,719
WELLS FARGO CARD ISSUANCE TRUST SER 25-A1 CL A 4.34% 05-15-2030	5/15/2030	4.34%	**	5,795,255
WELLS FARGO COML 3.426% DUE 03-15-2059	3/15/2059	3.43%	**	1,460,465
WELLS FARGO COML 3.862% DUE 12-15-2039	12/15/2039	3.86%	**	1,843,946
WELLS FARGO COML 5.309% DUE 08-15-2057	8/15/2057	5.31%	**	1,160,454
WELLS FARGO COML 5.92% DUE 11-15-2057	11/15/2057	5.92%	**	6,846,372
WELLS FARGO COML FLTG RT 3.7487% DUE 06-15-2036	6/15/2036	3.75%	**	1,690,750
WELLS FARGO COML MTG TR 2016-C36 SR 16-C36 CL A3 2.807% 11-15-2059	11/15/2059	2.81%	**	834,995
WELLS FARGO COML MTG TR 2017-C40 SR 17-C40 CL A2 2.495% 10-15-2050	10/15/2050	2.50%	**	402,477
WELLS FARGO COML MTG TR 2017-C40 CL A-SB 3.395% 10-15-2050 10-15-2050	10/15/2050	3.40%	**	866,181
WELLS FARGO COML MTG TR 2017-C41 CL A-SB 3.39% 11-15-2050	11/15/2050	3.39%	**	1,899,409
WELLS FARGO COML MTG TR 2021-C59 COML MTG PASSTHRU CTF CL 1.354% 04-15-2054	4/15/2054	1.35%	**	3,675,904
WELLS FARGO COML MTG TR 2021-C59 COML MTG PASSTHRU CTF CL 2.298% 04-15-2054	4/15/2054	2.30%	**	1,638,339
WELLS FARGO COML MTG TR 2022-C62 COML MTG PASS THRU CTF CL 3.589% 04-15-2055	4/15/2055	3.59%	**	7,669,055

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
WELLS FARGO COML MTG TR 2025-5C5 5.59% 07-15-2058	7/15/2058	5.59%	**	1,437,158
WELLS FARGO COML SER 2018-C44 CL ASB 4.167% 05-15-2051	5/15/2051	4.17%	**	1,840,702
WELLTOWER INC COM REIT			**	252,244
WELLTOWER OP LLC 4.5% 07-01-2030	7/1/2030	4.50%	**	5,935,886
WERNER ENTERPRISES INC COM			**	8,350,553
WESCO INTL INC COM			**	2,706,942
WESDOME GOLD MIN L COM NPV			**	1,688,807
WESFARMERS LTD NPV			**	29,903
WEST AFRICAN RES NPV			**	45,056
WESTAMERICA BANCORPORATION COM			**	98,625
WESTAR ENERGY INC FIXED 3.25% 09-01-2049	9/1/2049	3.25%	**	102,508
WESTERN MIDSTREAM OPERATING LP 5.25% 02-01-2050	2/1/2050	5.25%	**	270,353
WESTERN UN CO FIXED 1.35% DUE 03-15-2026	3/15/2026	1.35%	**	1,788,705
WESTERN-SOUTHERN 4.7% DUE 12-10-2032	12/10/2032	4.70%	**	2,987,157
WESTGOLD RESOURCES NPV			**	357,136
WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP 4.7% 09-15-2028	9/15/2028	4.70%	**	3,680,289
WESTINGHOUSE AIR FIXED 3.45% DUE 11-15-2026	11/15/2026	3.45%	**	4,656,469
WESTLAKE 4.72% DUE 11-15-2029	11/15/2029	4.72%	**	3,013,014
WESTLAKE 6.68% DUE 04-17-2028	4/17/2028	6.68%	**	1,415,968
WESTLAKE 7.01% DUE 11-15-2028	11/15/2028	7.01%	**	1,023,724
WESTLAKE CORPORATION COM USD0.01			**	473,364
WESTN DIGITAL CORP COM			**	3,133,074
WESTN GAS PARTNERS 4.65% DUE 07-01-2026	7/1/2026	4.65%	**	2,880,532
WESTN MIDSTREAM 5.5% DUE 12-15-2035	12/15/2035	5.50%	**	219,436
WESTPAC BKG CORP 4.184% DUE 05-22-2028	5/22/2028	4.18%	**	6,312,278
WESTPAC BKG CORP 4.322% DUE 11-23-2031	11/23/2031	4.32%	**	289,818
WESTPAC BKG FIXED 2.668% DUE 11-15-2035	11/15/2035	2.67%	**	453,230
WESTPAC NEW 4.902% DUE 02-15-2028	2/15/2028	4.90%	**	5,091,192
WESTPORTS HOLDINGS NPV			**	260,585
WEX INC COM			**	921,888
WEYERHAEUSER CO FIXED 4% DUE 04-15-2030	4/15/2030	4.00%	**	4,738,350
WEYERHAEUSER CO SR NT 4% 03-09-2052	3/9/2052	4.00%	**	774,620
WH GROUP LTD USD0.0001			**	18,379
WHITE MOUNTAINS INSURANCE GROUP COM STOCK			**	8,993,714
WHITECAP RESOURCES INC COMMON STOCK			**	45,304
WHITESTONE REIT COMMON SHARES			**	155,304
WI TREASURY N/B 28/02/2029 1.875% 02-28-2029	2/28/2029	1.88%	**	3,800,625
WI TREASURY SEC 3% DUE 05-15-2045 REG	5/15/2045	3.00%	**	471,344
WI TREASURY SEC 3.375% DUE 11-15-2048 REG	11/15/2048	3.38%	**	41,021,648
WI TREASURY SEC 3.875% 05-15-2043	2/15/2052	2.25%	**	9,003,906
WI TREASURY SEC 4.0% 11-15-2035	11/15/2035	4.00%	**	4,851,345
WILH WILHEL. HLDG SER'A'NOK20			**	266,957
WILLDAN GROUP INC COM			**	222,973
WILLIAMS CO INC COM			**	310,408
WILLIAMS COMPANIES INC 5.15% 03-15-2034	3/15/2034	5.15%	**	2,974,053
WILLIAMS COMPANIES INC 5.4% DUE 03-02-2026	3/2/2026	5.40%	**	4,680,188
WILLIAMS COS INC 5.8% 11-15-2054	11/15/2054	5.80%	**	843,176
WILLIAMS PARTNERS 3.75% DUE 06-15-2027	6/15/2027	3.75%	**	257,042

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
WILLIAMS PARTNERS 4.9% DUE 01-15-2045	1/15/2045	4.90%	**	404,229
WILLIAMS PARTNERS 5.1% DUE 09-15-2045	9/15/2045	5.10%	**	764,001
WILLIAMS PARTNERS 5.4% DUE 03-04-2044	3/4/2044	5.40%	**	240,483
WILLIAMS SONOMA INC COM			**	1,516,051
WILLSCOT HOLDINGS CORPORATION COM			**	1,854,755
WILSON BAYLY HOLME ZAR0.01			**	33,105
WIN SEMICONDUCTORS TWD10			**	2,003,533
WINBOND ELECTRONIC TWD10			**	1,056,800
WINGSTOP INC COM			**	5,662,468
WINMARK CORP COM			**	1,021,259
WINNEBAGO INDS INC COM			**	5,832,044
WISDOM TREE INC			**	696,171
WIX.COM LTD COM ILS0.01			**	5,271,067
WOLTERS KLUWER EUR0.12			**	1,158,587
WOLVERINE WORLD WIDE INC COM			**	509,616
WONDER HI-TECH TWD10			**	156,306
WONIK IPS COM STK			**	1,015,849
WONIK PNE CO LTD KRW500			**	24,783
WOODSIDE FIN LTD 5.4% 05-19-2030	5/19/2030	5.40%	**	1,541,784
WOODWARD INC COM			**	6,949,732
WOORI FINANCIAL GR KRW5000			**	870,798
WORKDAY INC CL A COM USD0.001			**	36,190,430
WORKDAY INC SR NT 3.5% 04-01-2027	4/1/2027	3.50%	**	2,108,438
WORKDAY INC SR NT 3.8% 04-01-2032	4/1/2032	3.80%	**	3,124,092
WORKIVA INC COM CL A COM CL A			**	4,414,706
WORLD FINANCIAL NETWORK CR CARD MASTER TRUST 4.62% 05-15-2031	5/15/2031	4.62%	**	5,057,999
WORLD FINL NETWORK CR CARD MASTER SER 2023-A AST BACKED NT CL 5.02% 03-15-2030	3/15/2030	5.02%	**	1,039,005
WORLD FINL NETWORK CR SR 24-A CL A 5.47 5.47% 5.47% 02-17-2031	2/15/2031	5.47%	**	9,162,800
WORLD KINECT CORPORATION COM USD0.01			**	669,161
WORLD OMNI AUTO 5.61% DUE 02-15-2028	2/15/2028	5.61%	**	155,000
WORLD OMNI AUTO RECEIVABLES SER 22-B CL A3 3.25% 07-15-2027	7/15/2027	3.25%	**	62,312
WORLD OMNI AUTO RECEIVABLES TR SR 24-B CL A3 5.27% 09-17-2029	9/17/2029	5.27%	**	5,312,032
WORLD OMNI AUTO RECEIVABLES TR SR 25-A CL A3 4.73% 03-15-2030	3/15/2030	4.99%	**	1,248,523
WORLD OMNI AUTO RECEIVABLES TR SR 25-A CL A2A 4.49% 04-17-2028	4/17/2028	4.49%	**	1,028,987
WORLD OMNI AUTO RECEIVABLES TR SR 25-B CL A3 4.34% 09-16-2030	9/16/2030	4.34%	**	322,861
WORLD OMNI AUTO RECEIVABLES TRUST SER 23-C CL A3 5.15% DUE 11-15-2028	11/15/2028	5.15%	**	5,722,319
WORLD OMNI SLECT 4.39% DUE 08-15-2031	8/15/2031	4.39%	**	2,252,753
WORLDWIDE PLAZA TR 3.5263% DUE 11-10-2036 BEO	11/10/2036	3.53%	**	1,439,823
WORLEY LTD			**	109,582
WP CAREY INC 2.45% 02-01-2032	2/1/2032	2.45%	**	770,933
WRKCO INC 3% DUE 06-15-2033	6/15/2033	3.00%	**	223,119
WT MICROELECTRONIC TWD10			**	274,693
WUXI APPTEC CO LTD CNY1 H			**	125,539
WYETH NT 5.95 DUE 04-01-2037/03-27-2007 BEO	4/1/2037	5.95%	**	539,067
WYNDHAM HOTELS & RESORTS INC COM			**	3,145,638
WYNN RESORTS LTD COM			**	218,519
XCEL ENERGY INC 4.75% 03-21-2028	3/21/2028	4.75%	**	405,300
XCEL ENERGY INC COM			**	18,425,485

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
XD INC COM			**	29,994
XEBIO HOLDINGS CO NPV			**	101,030
XENCOR INC COM			**	416,478
XENIA HOTELS & RESORTS INC COM			**	578,991
XENON PHARMACEUTICALS INC COMMON STOCK			**	883,178
XERIS BIOPHARMA HLDGS INC COM			**	236,654
XIABUXIABU CATERIN USD0.000025			**	23,945
XIAMEN JIHONG CO 'A'CNY1			**	1,057,548
XIAMEN XIANGYU CO. LTD. 'A'CNY1 (STOCK CONNECT)			**	477,148
XIN POINT HLDGS LT HKD0.1			**	47,238
XOMETRY INC CL A COM CL A COM			**	4,027,784
XP INC COM USD0.00001 CLASS A			**	383,582
XPENG INC USD0.00001 A CLASS			**	450,440
XPERI INC COM			**	110,027
XPO INC COM			**	9,198,253
XTB SA PLN0.05			**	684,999
XTEP INTERNATIONAL HKD0.01			**	32,746
XYLEM INC 3.25% DUE 11-01-2026	11/1/2026	3.25%	**	3,368,987
XYLEM INC FIXED 2.25% DUE 01-30-2031	1/30/2031	2.25%	**	408,664
YAHAGI CONSTRUCT NPV			**	25,303
YAKULT HONSHA CO NPV			**	10,935
YALE UNIV 4.701% DUE 04-15-2032	4/15/2032	4.70%	**	3,810,151
YAMABIKO CORPO NPV			**	109,972
YAMAHA CORP NPV			**	59,244
YAMAMAH CEMENT CO SAR10			**	19,100
YAMANA GOLD INC FIXED 4.625% 12-15-2027	12/15/2027	4.62%	**	1,599,551
YANGZIJIANG SHIPBU NPV (SGD)			**	1,154,137
YANKEY ENGINEERING TWD10			**	173,151
YAPI KREDI BANKASI TRY1			**	1,686,794
YARA INTERNATIONAL ASA 144A 4.75% DUE 06-01-2028 BE	6/1/2028	4.75%	**	1,310,771
YATSEN HLDG LTD ADR NEW			**	16,622
YEXT INC COM			**	31,015
YIXIN GROUP LTD USD0.0001			**	11,676
YIXINTANG PHARMACE 'A'CNY1			**	264,387
YOKOGAWA B HOLDING NPV			**	75,266
YOKOGAWA ELECTRIC NPV			**	1,097,635
YOKOWO CO LTD NPV			**	119,513
YOUNGONE HOLDINGS CO LTD KRW500			**	15,686
YTL CORP BHD WARRANT 31/12/2099			**	21,698
YUEXIU TRANSPORT I HKD0.10			**	23,092
ZABKA GROUP SA NPV			**	1,340,445
ZAMIL IND INV CO SAR10			**	318,231
ZAPTEC ASA			**	252,603
ZBOM HOME (STOCK CONNECT)			**	469,564
ZEALAND PHARMA A/S			**	1,679,292
ZEHNDER GROUP CHF0.05 (REGD) 'A'			**	106,244
ZETRIX AI BERHAD NPV			**	68,644
ZHAOJIN MINING IND 'H'CNY1			**	9,873

Security Name	Maturity Date	Rate	Cost	Current Value (in dollars)
ZHEJIANG EXPRESS 'H'CNY1			**	101,330
ZHEJIANG LEAPMOTOR CNY1 H			**	46,849
ZHEJIANG SEMIR GARMENT CO LTD 'A'CNY1 (STOCK CONNECT LINE)			**	502,405
ZHEJIANG TAOTAO CNY1 A			**	633,705
ZHEN DING TECHNOLO TWD10			**	1,125,316
ZHIHU INC SPONSORED ADR NEW			**	17,332
ZIGEXN CO LTD NPV			**	76,103
ZIJIN MINING GROUP LTD 'H'CNY0.1			**	613,919
ZILLOW GROUP INC COM USD0.0001			**	2,360,622
ZILLOW GROUP INC COM USD0.0001 CLASS C			**	208,549
ZIMMER BIOMET HLDGS 4.7% 02-19-2027	2/19/2027	4.70%	**	5,220,160
ZIMMER BIOMET HLDGS 5.05% 02-19-2030	2/19/2030	5.05%	**	308,715
ZIMMER BIOMET HLDGS INC COM			**	6,069,600
ZIMMER BIOMET HLDGS INC NT 2.6% 11-24-2031	11/24/2031	2.60%	**	551,575
ZIONS BANCORPORATION N A			**	521,474
ZIPRECRUITER INC CL A CL A			**	205,374
ZOETIS INC 4.15% 08-17-2028	8/17/2028	4.15%	**	845,943
ZOETIS INC SR NT 5% 08-17-2035	8/17/2035	5.00%	**	379,774
ZON OPTIMUS SGPS SA			**	222,275
ZOOMLION HEAVY INDUSTRY SCIENC			**	1,124,738
ZOZO INC			**	3,848,003
ZSCALER INC COM			**	1,801,609
ZUMIEZ INC COM			**	295,563
ZURICH INSURANCE GROUP AG CHF0.10			**	12,488,727
Metropolitan Life (wrap contract)			**	81,490,178
Prudential (wrap contract)			**	70,033,789
RGA (wrap contract)			**	19,273,940
Royal Bank of Canada (wrap contract)			**	83,883,392
Voya (wrap contract)			**	113,706,227

TOTAL				$79,601,237,708

*PARTICIPANT LOANS (Interest from 3.25% to 9.50% maturing through December 2045)			**	$719,542,358

*Party-in-interest

**Cost information is not required for participant directed investment and therefore is not included.
				(Concluded)